Quarterly Report
December 31, 2025
SPDR ® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 0.9%
Glencore PLC (a)	447,316	$2,446,058
Rio Tinto PLC	50,542	4,074,811
		6,520,869
AUSTRIA — 0.7%
Addiko Bank AG (a)	551	14,560
Agrana Beteiligungs AG	554	7,092
ams-OSRAM AG (a)	4,612	45,698
ANDRITZ AG	3,015	236,360
AT&S Austria Technologie & Systemtechnik AG (a)	1,135	42,923
BAWAG Group AG (b)	3,608	546,627
CA Immobilien Anlagen AG	1,275	33,722
CPI Europe AG (a)	1,416	26,143
DO & Co. AG	396	96,272
Erste Group Bank AG	14,197	1,715,721
EVN AG	1,849	58,958
FACC AG (a)	820	11,056
Flughafen Wien AG	166	10,879
Frequentis AG	139	11,852
Kontron AG	2,223	59,526
Lenzing AG (a)	841	23,112
Mayr Melnhof Karton AG	409	44,625
Mondi PLC	19,071	232,966
Oesterreichische Post AG	1,520	55,519
OMV AG	6,765	377,554
Palfinger AG	575	22,522
Porr AG	1,118	42,214
Raiffeisen Bank International AG	6,191	278,480
Rosenbauer International AG (a)	138	7,536
SBO AG	536	17,154
Strabag SE	973	92,562
Telekom Austria AG	3,926	41,498
UBM Development AG (a)	138	3,217
UNIQA Insurance Group AG	5,336	96,886
Verbund AG	3,077	224,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,800	142,061
voestalpine AG	5,206	230,994
Wienerberger AG	5,345	192,215
Zumtobel Group AG	1,273	5,113
		5,047,672
BELGIUM — 1.5%
Ackermans & van Haaren NV	1,050	286,096
Aedifica SA REIT	2,223	176,229
Ageas SA	7,618	535,028
AGFA-Gevaert NV (a)	5,209	3,083
Anheuser-Busch InBev SA	48,298	3,114,126
Ascencio REIT	167	10,473
Azelis Group NV	8,515	93,504
Banqup Group (a)	1,197	4,499
Barco NV	3,248	45,165
Bekaert SA	1,661	73,934
Biocartis Group NV (a) (b) (c)	1,354	—
Security Description	Shares	Value
bpost SA (a)	4,492	$10,789
Care Property Invest NV REIT (d)	2,224	30,978
Cie du Bois Sauvage SA	26	8,825
CMB Tech NV (d)	5,285	50,339
Cofinimmo SA REIT	1,885	175,336
Colruyt Group NV	1,542	57,047
Deceuninck NV (d)	3,252	8,651
Deme Group NV	286	46,958
D'ieteren Group	1,011	182,736
Econocom Group SA NV	4,095	7,926
Elia Group SA	2,381	306,761
EVS Broadcast Equipment SA	539	23,327
Fagron	3,250	81,301
Financiere de Tubize SA	988	242,515
Floridienne SA	8	6,201
Fluxys Belgium SA	279	6,062
Galapagos NV (a)	1,980	65,112
Gimv NV	1,096	57,473
Groupe Bruxelles Lambert NV	3,636	324,329
Home Invest Belgium SA REIT	308	6,649
Immobel SA (a)	161	4,443
Ion Beam Applications	1,001	15,189
Jensen-Group NV	163	11,256
KBC Ancora	1,856	159,778
KBC Group NV	10,466	1,367,463
Kinepolis Group NV (d)	688	24,241
Lotus Bakeries NV	20	184,389
Melexis NV	968	65,370
Montea NV REIT	970	83,391
Nextensa SA REIT (a)	138	6,921
Nyxoah SA (a)	538	2,581
Ontex Group NV (a) (d)	3,065	17,638
Orange Belgium SA (a)	567	12,852
Proximus SADP	7,181	59,669
Recticel SA (d)	1,836	21,132
Retail Estates NV REIT	747	55,973
Shurgard Self Storage Ltd. REIT	1,437	49,449
Sipef NV	279	26,607
Sofina SA	779	225,980
Solvay SA (d)	3,368	107,433
Syensqo SA (d)	3,492	281,177
Tessenderlo Group SA (d)	966	29,724
TINC Comm VA	1,334	16,576
UCB SA	5,830	1,633,705
Umicore SA	9,008	189,372
Van de Velde NV	269	9,509
Vastned NV REIT (a)	530	19,358
VGP NV	677	78,318
Warehouses De Pauw CVA REIT	9,022	234,381
Wereldhave Belgium Comm VA REIT	129	8,030
X-Fab Silicon Foundries SE (a) (b)	2,274	13,807
Xior Student Housing NV REIT	1,888	64,193
		11,121,357
BERMUDA — 0.0% *
Conduit Holdings Ltd.	7,318	38,634

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Himalaya Shipping Ltd. (a)	724	$6,596
Northern Ocean Ltd. (a)	5,064	4,333
		49,563
BRAZIL — 0.1%
Pluxee NV	3,794	59,753
Yara International ASA	7,753	318,211
		377,964
CANADA — 0.0% *
International Petroleum Corp. (a)	3,292	60,492
CHILE — 0.1%
Antofagasta PLC	18,204	802,872
CHINA — 0.5%
Prosus NV	58,551	3,634,244
CYPRUS — 0.0% *
ASBISc Enterprises PLC	1,712	15,657
DENMARK — 2.9%
AL Sydbank	3,344	299,717
ALK-Abello AS (a)	5,662	203,524
Alm Brand AS	40,229	119,556
Ambu AS Class B	8,855	122,530
Asetek AS (a)	1,131	293
Bang & Olufsen AS (a)	4,073	8,710
Bavarian Nordic AS (a)	3,627	108,845
Better Collective AS (a) (d)	1,525	18,974
Broedrene A&O Johansen AS Class B	932	13,834
Cadeler AS (a)	10,400	49,531
Carlsberg AS Class B	4,336	569,443
cBrain AS	584	10,340
Cementir Holding NV	2,101	46,340
Chemometec AS	879	95,024
Coloplast AS Class B	7,258	623,588
D/S Norden AS	1,011	40,061
Danske Bank AS	30,753	1,540,648
Demant AS (a)	4,473	151,360
Dfds AS (a)	1,557	23,418
Djurslands Bank AS	127	18,213
DSV AS	9,308	2,363,737
FLSmidth & Co. AS	1,972	137,987
Genmab AS (a)	3,062	975,954
GN Store Nord AS (a)	6,474	108,670
Gubra AS	314	25,551
H Lundbeck AS	13,060	88,633
H&H International AS Class B (a)	729	10,672
ISS AS	6,714	229,304
Jeudan AS	413	12,826
Jyske Bank AS	2,121	290,989
Lan & Spar Bank	165	34,766
Matas AS	1,671	32,844
Napatech AS (a)	1,423	4,345
Netcompany Group AS (a) (b)	2,134	120,129
Nilfisk Holding AS (a)	447	9,756
NKT AS (a)	2,536	318,416
Novo Nordisk AS Class B	151,300	7,737,959
Security Description	Shares	Value
Novonesis Novozymes B Class B	16,392	$1,051,113
NTG Nordic Transport Group AS (a)	724	21,562
Orsted AS (a) (b)	21,666	416,824
Pandora AS	3,509	390,428
Per Aarsleff Holding AS	853	117,228
Ringkjoebing Landbobank AS	1,250	302,299
Rockwool AS Class A	2,730	96,200
Rockwool AS Class B	4,485	158,960
Royal Unibrew AS	1,993	180,039
Saniona AB (a)	5,243	12,057
Scandinavian Tobacco Group AS (b)	2,406	36,130
Schouw & Co. AS	571	59,169
Solar AS Class B	258	8,195
SP Group AS	407	22,207
Sparekassen Sjaelland-Fyn AS	470	27,566
Trifork Group AG (a)	580	8,281
Tryg AS	15,324	401,196
UIE PLC	589	35,796
Vestas Wind Systems AS	47,473	1,294,392
Zealand Pharma AS (a)	3,049	223,607
		21,429,736
FAEROE ISLANDS — 0.0% *
Bakkafrost P	2,374	121,561
FINLAND — 2.0%
Aktia Bank OYJ	2,929	42,656
Alandsbanken Abp Class A	125	6,782
Alandsbanken Abp Class B	297	15,731
Alma Media OYJ (d)	1,941	32,712
Anora Group OYJ	1,983	8,978
Aspo OYJ	1,150	8,806
Atria OYJ	419	7,529
Bittium OYJ (d)	1,573	55,330
CapMan OYJ Class B	7,024	15,872
Citycon OYJ (a)	3,487	16,324
Digia OYJ	676	5,272
Elisa OYJ	7,153	317,048
Endomines Finland OYJ (a)	274	9,026
Enento Group OYJ (b)	974	18,142
eQ OYJ	837	10,862
Etteplan OYJ	447	4,977
Evli OYJ Class B	158	4,194
Finnair OYJ (d)	3,932	14,510
Fiskars OYJ Abp (d)	2,261	33,671
Fortum OYJ	20,632	440,524
F-Secure OYJ	5,174	11,752
Gofore OYJ	308	4,876
GRK Infra OYJ (a) (d)	1,869	31,477
Harvia OYJ (d)	972	48,973
Hiab OYJ	1,947	113,235
HKFoods OYJ	2,527	4,392
Huhtamaki OYJ	4,523	157,980
Incap OYJ (a) (d)	730	8,419
Kalmar OYJ Class B	1,852	88,178
Kamux Corp.	1,244	3,170
Kemira OYJ	5,466	125,695

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Kempower OYJ (a)	1,111	$19,925
Kesko OYJ Class A	4,384	99,166
Kesko OYJ Class B	13,277	300,169
Kojamo OYJ (a) (d)	8,276	99,433
Kone OYJ Class B	18,811	1,337,927
Konecranes OYJ	3,368	371,426
Lassila & Tikanoja OYJ	1,678	20,929
Lindex Group OYJ (a) (d)	5,645	16,376
Mandatum OYJ	19,380	156,686
Marimekko OYJ (d)	1,832	27,842
Metsa Board OYJ Class B (d)	7,891	28,841
Metso OYJ	30,673	539,638
Musti Group OYJ (a)	250	5,232
Neste OYJ	20,309	462,966
Nokia OYJ	253,966	1,661,963
Nokian Renkaat OYJ (d)	5,640	62,695
Nordea Bank Abp (e)	118,060	2,227,680
Nordea Bank Abp (e)	35,870	677,621
Olvi OYJ Class A	718	26,436
Oma Saastopankki OYJ	409	5,860
Optomed OYJ (a)	551	2,440
Oriola OYJ Class B	5,174	6,988
Orion OYJ Class A	1,283	95,382
Orion OYJ Class B	5,199	388,645
Orthex OYJ	419	2,288
Outokumpu OYJ	18,257	96,060
Pihlajalinna OYJ	829	14,215
Ponsse OYJ	536	16,304
Puuilo OYJ	4,070	60,611
QT Group OYJ (a) (d)	967	37,410
Raisio OYJ Class V	5,751	17,797
Relais Group OYJ	441	8,649
Remedy Entertainment OYJ (a) (d)	436	7,783
Revenio Group OYJ	1,099	28,912
Sampo OYJ Class A (e)	105,001	1,273,880
Sampo OYJ Class A (e)	12,709	154,436
Sanoma OYJ	3,771	42,074
Scanfil OYJ	1,004	11,768
Sitowise Group PLC (a)	1,292	3,930
Stora Enso OYJ Class A	1,470	18,387
Stora Enso OYJ Class R (d)	29,746	373,981
Taaleri PLC	729	6,687
Talenom OYJ	1,255	4,459
Tecnotree OYJ	391	1,979
Terveystalo OYJ (b)	4,376	50,263
TietoEVRY OYJ (d)	4,937	106,108
Tokmanni Group Corp. (d)	2,237	20,309
United Bankers OYJ	168	3,759
UPM-Kymmene OYJ	24,809	722,305
Vaisala OYJ Class A	1,514	78,326
Valmet OYJ (d)	7,046	234,436
Verkkokauppa.com OYJ (a)	1,112	5,146
Viking Line Abp	434	10,908
Wartsila OYJ Abp	23,162	826,960
YIT OYJ (a) (d)	7,865	28,838
		14,578,327
Security Description	Shares	Value
FRANCE — 13.4%
Abivax SA (a)	2,847	$402,577
Accor SA	10,077	570,681
Aeroports de Paris SA	1,104	144,440
Air France-KLM (a)	6,483	88,055
Air Liquide SA	27,243	5,127,608
Airbus SE	27,712	6,457,200
Alstom SA (a)	16,528	488,583
Altarea SCA REIT	276	35,527
Alten SA	1,416	120,486
Amundi SA (b)	3,102	257,206
Antin Infrastructure Partners SA	1,288	17,093
ARGAN SA REIT	629	48,756
Arkema SA	3,139	192,256
Atos SE (a)	903	53,207
Aubay	419	28,099
AXA SA	83,928	4,037,398
Ayvens SA (b)	14,959	200,985
Beneteau SACA	1,566	15,274
BioMerieux	2,358	305,460
BNP Paribas SA	49,567	4,703,108
Bollore SE	33,102	186,375
Bonduelle SCA	578	7,128
Bouygues SA	13,104	682,546
Bureau Veritas SA	15,871	506,627
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	698	24,089
Caisse Regionale de Credit Agricole Mutuel Nord de France	700	23,143
Canal & SA	33,783	121,143
Capgemini SE	8,057	1,346,047
Carmila SA REIT (a)	3,150	62,892
Carrefour SA	29,537	493,635
Christian Dior SE	208	145,472
Cie de L'Odet SE	21	33,098
Cie de Saint-Gobain SA	23,486	2,398,630
Cie des Alpes	1,519	45,224
Cie Generale des Etablissements Michelin SCA	33,727	1,121,379
Clariane SE (a)	7,738	35,752
Coface SA	4,937	91,033
Covivio SA REIT	2,705	179,971
Credit Agricole SA	51,911	1,069,969
Danone SA	30,310	2,733,183
Dassault Aviation SA	867	278,796
Dassault Systemes SE	34,104	954,874
DBV Technologies SA (a)	3,502	13,902
Derichebourg SA	4,057	32,376
Edenred SE	11,234	249,494
Eiffage SA	4,684	673,338
Elior Group SA (a) (b)	7,046	22,691
Elis SA	8,354	238,024
Emeis SA (a)	3,999	67,303
Engie SA	87,504	2,303,056
Equasens	167	8,826
Eramet SA (d)	535	36,223

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
EssilorLuxottica SA	14,736	$4,671,079
Eurazeo SE	1,821	113,991
Euroapi SA (a)	2,503	6,673
Eutelsat Communications SACA (a) (d)	13,386	26,820
Exail Technologies SA (a)	465	44,509
Exosens SAS	1,424	81,029
FDJ UNITED	5,609	155,597
Fnac Darty SA	586	19,924
Forvia SE (a) (e)	7,051	112,788
Forvia SE (a) (d) (e)	849	13,660
Gaztransport Et Technigaz SA	1,784	328,111
Gecina SA REIT	2,262	214,920
Getlink SE	14,922	275,671
Hermes International SCA	1,654	4,122,072
ICADE REIT	1,399	36,147
ID Logistics Group SACA (a)	137	66,130
Imerys SA	1,536	43,187
Interparfums SA	1,080	31,989
Ipsen SA	1,801	251,707
IPSOS SA	1,820	73,231
JCDecaux SE	3,627	65,941
Kaufman & Broad SA	586	20,578
Kering SA	3,345	1,182,490
Klepierre SA REIT	10,527	417,142
Lagardere SA	817	18,173
Lectra	1,399	41,898
Legrand SA	12,336	1,843,601
LISI SA	727	45,338
L'Oreal SA	11,323	4,875,158
LVMH Moet Hennessy Louis Vuitton SE	11,796	8,935,713
Maisons du Monde SA (a) (b) (d)	970	2,139
Manitou BF SA	447	10,132
Medincell SA (a)	1,387	41,050
Mercialys SA REIT	4,758	61,692
Mersen SA	870	24,369
Metropole Television SA	2,363	33,802
Nanobiotix SA (a)	1,400	32,062
Neurones	402	20,325
Nexans SA	1,639	242,155
Nexity SA (a)	1,853	19,532
Opmobility	2,815	52,798
Orange SA	93,446	1,558,417
OVH Groupe SA (a) (d)	2,008	17,192
Pernod Ricard SA	9,267	795,594
Peugeot Invest SA	166	14,778
Planisware SA	1,097	30,406
Publicis Groupe SA	11,167	1,162,259
Quadient SA	1,545	26,274
Remy Cointreau SA	1,021	43,936
Renault SA	9,947	413,786
Rexel SA	11,042	435,605
Robertet SA	44	45,371
Rubis SCA	3,784	142,479
Safran SA	17,640	6,161,327
Security Description	Shares	Value
Sartorius Stedim Biotech	1,328	$327,531
SCOR SE	7,614	257,001
SEB SA	1,385	80,192
Societe BIC SA	1,117	67,561
Societe Generale SA	36,096	2,913,245
Societe LDC SADIR	330	34,455
Sodexo SA	4,123	211,607
SOITEC (a)	1,306	35,570
Solutions 30 SE (a)	3,361	4,026
Sopra Steria Group	770	139,809
SPIE SA	8,017	463,811
Stef SA	140	21,605
Sword Group (d)	308	12,986
Technip Energies NV	6,192	236,201
Teleperformance SE	2,650	192,464
Television Francaise 1 SA	4,658	45,570
Thales SA	4,531	1,222,866
Thermador Groupe	395	35,953
Tikehau Capital SCA (d)	1,973	36,704
TotalEnergies SE	103,921	6,784,764
Trigano SA	400	82,352
Ubisoft Entertainment SA (a)	4,640	35,105
Unibail-Rodamco-Westfield REIT (a)	5,038	548,850
Valeo SE	10,129	138,410
Vallourec SACA	7,983	147,104
Valneva SE (a)	7,637	33,348
Veolia Environnement SA	31,829	1,110,981
Verallia SA (b)	1,315	35,490
Vetoquinol SA	150	14,710
Vicat SACA	831	74,174
Vinci SA	27,633	3,896,054
Virbac SACA	216	90,691
Viridien (a)	304	35,132
Vivendi SE (a)	33,783	93,875
Voltalia SA (a)	1,830	16,743
VusionGroup	418	100,246
Wavestone	408	26,642
Wendel SE	1,284	123,957
Worldline SA (a) (b) (d)	10,821	19,851
		98,750,621
GABON — 0.0% *
BW Energy Ltd. (a)	2,136	9,963
GEORGIA — 0.1%
Georgia Capital PLC (a)	1,620	67,548
Lion Finance Group PLC	1,685	210,776
TBC Bank Group PLC	2,197	119,976
		398,300
GERMANY — 13.6%
1&1 AG	1,024	29,765
7C Solarparken AG (a)	3,222	6,138
Adesso SE	132	13,751
adidas AG	8,102	1,608,578
ADLER Group SA (a) (b)	4,067	951
Adtran Networks SE	851	21,788

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
AIXTRON SE	5,186	$105,400
Allianz SE	17,917	8,217,147
AlzChem Group AG	316	57,525
Amadeus Fire AG	258	13,105
Aroundtown SA (a)	31,710	98,616
Atoss Software SE	438	59,363
Aumovio SE (a)	2,621	132,179
Aurubis AG	1,245	181,604
Auto1 Group SE (a)	6,627	212,478
BASF SE	41,997	2,191,439
Basler AG (a)	676	12,147
Bayer AG	46,218	2,008,931
Bayerische Motoren Werke AG	13,260	1,450,489
Bayerische Motoren Werke AG Preference Shares	2,550	274,029
BayWa AG (a)	564	1,815
Bechtle AG	3,908	200,480
Beiersdorf AG	4,202	462,315
Bilfinger SE	1,566	197,529
Borussia Dortmund GmbH & Co. KGaA	3,251	12,600
BRANICKS Group AG (a)	1,678	3,386
Brenntag SE	5,755	334,974
CANCOM SE	1,087	34,022
Carl Zeiss Meditec AG	1,711	80,379
Ceconomy AG (a)	7,714	40,588
Cewe Stiftung & Co. KGaA	258	31,452
Commerzbank AG	32,463	1,376,355
Continental AG	5,243	418,473
CTS Eventim AG & Co. KGaA	2,814	259,435
Daimler Truck Holding AG	25,182	1,103,739
Dermapharm Holding SE	853	39,421
Deutsche Bank AG	91,716	3,566,474
Deutsche Beteiligungs AG	551	16,275
Deutsche Boerse AG	8,861	2,328,003
Deutsche EuroShop AG	681	15,068
Deutsche Lufthansa AG	29,286	289,124
Deutsche Pfandbriefbank AG (b)	6,174	30,570
Deutsche Post AG	43,058	2,363,112
Deutsche Telekom AG	165,710	5,383,139
Deutsche Wohnen SE	2,363	57,447
Deutz AG	6,918	69,061
DMG Mori AG	414	22,852
Douglas AG (a)	1,265	18,571
Dr. Ing hc F Porsche AG Preference Shares (b)	5,256	281,608
Draegerwerk AG & Co. KGaA Preference Shares	396	32,277
Duerr AG	2,249	59,562
DWS Group GmbH & Co. KGaA (b)	1,411	93,629
E.ON SE	105,625	2,000,328
Eckert & Ziegler SE	2,034	36,454
Elmos Semiconductor SE	396	45,113
ElringKlinger AG	1,263	6,393
EnBW Energie Baden-Wuerttemberg AG	970	77,467
Security Description	Shares	Value
Energiekontor AG	307	$12,890
Evonik Industries AG	11,918	187,001
Evotec SE (a)	7,041	45,068
Fielmann Group AG	1,112	56,876
flatexDEGIRO AG	4,338	187,182
Fraport AG Frankfurt Airport Services Worldwide (a)	1,691	138,920
Freenet AG	5,612	193,380
Fresenius Medical Care AG	9,979	477,701
Fresenius SE & Co. KGaA	19,332	1,112,065
Friedrich Vorwerk Group SE	293	28,080
FUCHS SE	1,520	53,555
FUCHS SE Preference Shares	3,211	143,832
GEA Group AG	6,849	464,932
Gerresheimer AG	1,520	49,235
GFT Technologies SE	700	15,571
Grand City Properties SA	3,531	40,806
Grenke AG	1,273	23,383
Hamborner REIT AG	3,257	17,137
Hannover Rueck SE	2,870	897,273
Hapag-Lloyd AG (b)	302	41,711
Heidelberg Materials AG	6,008	1,573,510
Heidelberger Druckmaschinen AG (a)	10,812	25,777
Hella GmbH & Co. KGaA	966	93,711
HelloFresh SE (a)	7,466	53,996
Henkel AG & Co. KGaA	4,753	362,841
Henkel AG & Co. KGaA Preference Shares	7,219	589,924
Hensoldt AG	2,815	242,666
HOCHTIEF AG	908	359,377
Hornbach Holding AG & Co. KGaA	408	40,155
HUGO BOSS AG	2,228	94,593
Hypoport SE (a)	255	38,454
Indus Holding AG	841	27,853
Infineon Technologies AG	61,460	2,723,417
Instone Real Estate Group SE (b)	2,231	20,228
IONOS Group SE (a)	2,484	78,039
Jenoptik AG	2,365	54,357
JOST Werke SE (b)	566	35,962
Jungheinrich AG Preference Shares	2,135	88,814
K&S AG	7,881	114,958
KION Group AG	3,376	270,607
Kloeckner & Co. SE	3,386	32,291
Knorr-Bremse AG	3,212	358,938
Koenig & Bauer AG (a)	573	7,201
Krones AG	632	100,798
KSB SE & Co. KGaA Preference Shares	32	36,004
KWS Saat SE & Co. KGaA	437	35,208
Lanxess AG	4,217	87,266
LEG Immobilien SE	3,488	255,006
LPKF Laser & Electronics SE (a)	1,004	6,591
Medios AG (a)	817	13,894
Mercedes-Benz Group AG	33,876	2,389,926
Merck KGaA	6,152	885,812

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MLP SE	2,105	$17,108
Montana Aerospace AG (a) (b)	1,289	46,044
MTU Aero Engines AG	2,529	1,055,307
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,151	4,061,358
Mutares SE & Co. KGaA	573	20,189
Nagarro SE	397	35,552
Nemetschek SE	3,039	331,218
Nordex SE (a)	5,650	193,230
Norma Group SE	1,520	26,028
Ottobock SE & Co. KGaA (a)	541	41,458
Patrizia SE	2,081	19,894
Pfeiffer Vacuum Technology AG	154	28,649
PNE AG	1,941	23,024
Porsche Automobil Holding SE Preference Shares	7,264	340,566
ProSiebenSat.1 Media SE	2,696	15,407
Puma SE	4,911	128,620
PVA TePla AG (a)	820	21,958
Rational AG	237	184,125
RENK Group AG	4,057	255,486
Rheinmetall AG	2,166	3,970,965
RWE AG	31,805	1,690,615
SAF-Holland SE	1,944	34,932
Salzgitter AG	994	46,860
SAP SE	47,984	11,741,530
Sartorius AG	133	29,835
Sartorius AG Preference Shares	1,211	351,583
Schaeffler AG	8,952	87,894
Schott Pharma AG & Co. KGaA	1,561	27,683
Scout24 SE (b)	3,629	365,687
Secunet Security Networks AG	115	25,040
SFC Energy AG (a)	832	11,980
SGL Carbon SE (a)	2,384	8,764
Siemens AG	35,421	9,948,691
Siemens Energy AG (a)	36,408	5,148,231
Siemens Healthineers AG (b)	15,452	815,191
Siltronic AG	871	50,022
Sixt SE	569	47,313
Sixt SE Preference Shares	727	45,253
SMA Solar Technology AG (a)	1,004	40,185
Softwareone Holding AG	2,400	27,416
Softwareone Holding AG	5,579	64,115
Springer Nature AG & Co. KGaA	1,388	31,168
Stabilus SE	1,127	27,068
STO SE & Co. KGaA Preference Shares	127	18,078
STRATEC SE	284	7,488
Stroeer SE & Co. KGaA	1,530	66,486
Suedzucker AG	2,645	28,439
SUSS MicroTec SE	872	40,084
Symrise AG	6,350	513,691
TAG Immobilien AG	8,715	135,413
Takkt AG	1,382	6,005
Talanx AG	2,865	382,914
Security Description	Shares	Value
TeamViewer SE (a) (b)	6,582	$46,768
thyssenkrupp AG	23,158	252,234
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (d)	993	10,356
Tkms AG& Co. KGaA (a)	1,122	87,102
Tonies SE Class A (a)	3,340	40,953
Traton SE	3,070	109,970
TUI AG (a)	21,711	229,078
United Internet AG	3,810	123,858
Verbio SE (a)	870	21,662
Volkswagen AG	1,356	167,378
Volkswagen AG Preference Shares	9,692	1,178,686
Vonovia SE	34,139	983,921
Vossloh AG	488	43,787
Wacker Chemie AG	957	77,946
Wacker Neuson SE	1,393	40,164
Washtec AG	545	30,468
Westwing Group SE (a)	206	2,782
Wuestenrot & Wuerttembergische AG	957	16,342
Zalando SE (a) (b)	11,231	334,241
		99,849,221
GHANA — 0.0% *
Tullow Oil PLC (a) (d)	52,536	4,275
GREECE — 0.0% *
Okeanis Eco Tankers Corp. (b)	537	18,021
HONG KONG — 0.3%
Prudential PLC	120,227	1,850,786
IRELAND — 0.5%
AIB Group PLC	101,481	1,096,497
Bank of Ireland Group PLC	42,459	816,556
C&C Group PLC	17,794	32,311
Cairn Homes PLC	31,006	75,743
COSMO Pharmaceuticals NV	406	53,911
Glanbia PLC	8,669	148,545
Glenveagh Properties PLC (a) (b)	27,646	62,665
Greencore Group PLC	19,995	68,312
Irish Residential Properties REIT PLC	27,364	30,145
Kerry Group PLC Class A	7,743	709,314
Kingspan Group PLC	7,406	644,955
Permanent TSB Group Holdings PLC (a)	8,261	27,748
		3,766,702
ISRAEL — 0.0% *
Energean PLC	7,466	88,973
Plus500 Ltd.	3,522	171,963
		260,936
ITALY — 5.3%
A2A SpA	75,798	205,638
ACEA SpA	1,981	51,418
AMCO - Asset Management Co. SpA Class B (a) (c) (d)	88	—
Amplifon SpA	6,066	97,958

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Antares Vision SpA (a)	1,533	$9,020
Aquafil SpA (a)	1,403	2,294
Ariston Holding NV	5,182	27,119
Arnoldo Mondadori Editore SpA	7,024	17,447
Ascopiave SpA	2,977	11,538
Avio SpA	1,702	58,668
Azimut Holding SpA	5,355	224,775
Banca Generali SpA	2,679	179,971
Banca IFIS SpA	1,781	53,087
Banca Mediolanum SpA	10,683	244,283
Banca Monte dei Paschi di Siena SpA	103,088	1,105,385
Banca Popolare di Sondrio SpA	4,153	81,210
Banco BPM SpA	52,947	809,631
Banco di Desio e della Brianza SpA	1,972	21,886
BasicNet SpA	1,135	9,971
BF SpA	5,645	27,978
BFF Bank SpA (a) (b)	8,438	94,145
Biesse SpA	560	4,696
BPER Banca SpA	67,202	915,535
Brembo NV (d)	7,142	78,972
Brunello Cucinelli SpA (d)	1,617	186,908
Carel Industries SpA (b) (d)	2,414	69,602
Cembre SpA (d)	167	13,376
CIR SpA-Compagnie Industriali (a)	19,342	15,969
Coca-Cola HBC AG	4,510	233,062
Credito Emiliano SpA	3,386	60,764
d'Amico International Shipping SA	1,959	11,421
Danieli & C Officine Meccaniche SpA (e)	1,680	72,609
Danieli & C Officine Meccaniche SpA (e)	561	33,339
Datalogic SpA	1,006	5,458
Davide Campari-Milano NV (d)	28,486	185,276
De' Longhi SpA	3,252	139,405
DiaSorin SpA	1,266	102,028
doValue SpA (a) (b)	4,961	17,479
El.En. SpA (d)	1,811	29,607
Enav SpA (b)	11,523	63,795
Enel SpA	365,730	3,812,954
Eni SpA	92,819	1,759,443
Equita Group SpA	1,673	12,320
ERG SpA	2,543	65,646
Esprinet SpA	1,390	10,089
Eurogroup Laminations SpA	3,936	15,181
Ferrari NV	5,677	2,124,886
Ferretti SpA (d)	6,755	24,387
Fila SpA (d)	1,239	14,202
Fincantieri SpA (a)	4,069	79,807
Fine Foods & Pharmaceuticals NTM	444	4,996
FinecoBank Banca Fineco SpA	29,189	761,039
Garofalo Health Care SpA	1,277	8,384
Generali	51,556	2,164,661
GVS SpA (a) (b) (d)	2,815	12,844
Hera SpA	38,281	180,736
Security Description	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA REIT	2,114	$8,615
Industrie De Nora SpA (d)	1,397	11,961
Infrastrutture Wireless Italiane SpA (b)	13,628	126,203
Intercos SpA (d)	2,731	35,474
Interpump Group SpA	3,909	214,764
Intesa Sanpaolo SpA	720,343	5,009,209
Iren SpA	32,623	97,931
Italgas SpA	30,392	339,627
Italian Sea Group SpA	596	2,842
Italmobiliare SpA (d)	710	22,806
Iveco Group NV	9,582	211,286
Juventus Football Club SpA (a) (d)	3,394	11,528
Leonardo SpA	18,961	1,094,732
Lottomatica Group SpA	11,936	314,009
LU-VE SpA	299	13,836
Maire SpA	7,323	112,236
MARR SpA (d)	1,530	16,208
MFE-MediaForEurope NV Class A	7,716	27,965
MFE-MediaForEurope NV Class A	8,794	30,736
MFE-MediaForEurope NV Class B (d)	3,487	16,832
Moltiply Group SpA	667	27,183
Moncler SpA	10,544	680,097
NewPrinces SpA (a)	880	20,009
Nexi SpA (b) (d)	25,047	124,167
OVS SpA (b)	9,254	52,798
Pharmanutra SpA (d)	138	8,801
Philogen SpA (a) (b)	432	11,822
Piaggio & C SpA (d)	8,160	17,461
Pirelli & C SpA (b)	18,080	124,347
Poste Italiane SpA (b)	22,310	562,819
Prysmian SpA	13,935	1,413,692
RAI Way SpA (b)	4,349	28,552
Recordati Industria Chimica e Farmaceutica SpA	5,337	304,251
Reply SpA (d)	1,089	146,699
Revo SpA (a)	728	16,382
Ryanair Holdings PLC	13,804	479,068
Ryanair Holdings PLC ADR	12,891	930,601
Sabaf SpA	299	4,899
Safilo Group SpA (a)	10,527	23,812
Saipem SpA (d)	63,716	181,466
Salvatore Ferragamo SpA (a) (d)	3,253	31,443
Sanlorenzo SpA (d)	810	28,824
Seco SpA (a) (d)	3,346	11,514
Sesa SpA (d)	395	41,659
Snam SpA	98,926	657,135
SOL SpA	1,677	96,410
Tamburi Investment Partners SpA (d)	4,941	53,329
Technogym SpA (b)	4,899	92,864
Technoprobe SpA (a)	8,949	128,224
Telecom Italia SpA (a) (e)	553,204	333,821
Telecom Italia SpA (a) (e)	274,795	201,063

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	67,090	$713,400
Tinexta SpA	869	15,299
TXT e-solutions SpA (d)	396	14,162
UniCredit SpA	73,357	6,110,054
Unipol Assicurazioni SpA	18,601	449,371
Webuild SpA	23,461	94,289
Wiit SpA (d)	446	10,607
Wizz Air Holdings PLC (a) (b) (d)	3,996	68,583
Zignago Vetro SpA (d)	1,669	15,230
		38,669,305
JERSEY — 0.0% *
Coinshares International Ltd.	1,261	15,867
JTC PLC (b)	7,588	131,048
		146,915
LIECHTENSTEIN — 0.0% *
Liechtensteinische Landesbank AG	577	61,032
LUXEMBOURG — 0.3%
Aperam SA (d)	1,978	81,865
ArcelorMittal SA	19,857	911,620
Brederode SA	562	70,492
CVC Capital Partners PLC (b)	12,589	211,428
Eurofins Scientific SE	5,558	407,322
Reinet Investments SCA	4,886	168,708
RTL Group SA	1,663	67,285
SES SA	17,136	111,293
		2,030,013
MALTA — 0.0% *
Gentoo Media, Inc. (a)	5,924	4,472
MEXICO — 0.1%
Fresnillo PLC	8,896	398,932
MONACO — 0.0% *
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	269	33,172
NETHERLANDS — 6.1%
Aalberts NV	4,637	152,813
ABN AMRO Bank NV Dutch Certificate (b)	27,507	962,384
Adyen NV (a) (b)	1,394	2,251,128
Akzo Nobel NV	8,133	565,467
Alfen NV (a) (b) (d)	973	12,033
AMG Critical Materials NV	1,521	50,732
Arcadis NV	3,525	147,133
Argenx SE (a)	2,915	2,453,982
ASM International NV	2,319	1,409,710
ASML Holding NV	18,285	19,786,907
ASR Nederland NV	6,289	447,747
Basic-Fit NV (a) (b) (d)	2,408	83,598
BE Semiconductor Industries NV (d)	3,464	544,135
Corbion NV	2,664	58,101
CTP NV (b)	6,458	135,309
Eurocommercial Properties NV REIT	2,556	78,199
Euronext NV (b)	3,748	563,436
Security Description	Shares	Value
EXOR NV	4,468	$380,177
Flow Traders Ltd. (a)	1,424	42,011
Fugro NV (d)	4,781	47,672
Havas NV	3,228	64,449
Heineken Holding NV	5,764	422,419
Heineken NV	13,733	1,124,818
IMCD NV	2,596	235,800
ING Groep NV	142,258	4,011,470
JDE Peet's NV	7,614	284,901
Koninklijke Ahold Delhaize NV	42,190	1,727,811
Koninklijke BAM Groep NV	13,366	145,989
Koninklijke Heijmans NV Dutch Certificate	1,119	88,841
Koninklijke KPN NV	179,718	839,214
Koninklijke Philips NV	37,189	1,015,045
Koninklijke Vopak NV	2,837	126,213
Magnum Ice Cream Co. NV (a)	24,050	380,903
NN Group NV	12,079	932,600
NSI NV REIT	910	20,712
OCI NV (a)	6,071	21,818
Onward Medical NV (a)	678	3,571
Pharming Group NV (a) (d)	28,536	47,791
PostNL NV (d)	18,550	23,071
Randstad NV	5,034	191,377
Redcare Pharmacy NV (a) (b) (d)	821	62,771
SBM Offshore NV	6,487	186,657
TKH Group NV Dutch Certificate	1,837	78,877
TomTom NV (a)	3,112	19,992
Universal Music Group NV (e)	10,776	281,340
Universal Music Group NV (d) (e)	41,588	1,085,781
Van Lanschot Kempen NV Dutch Certificate	1,700	105,618
Wolters Kluwer NV	10,928	1,133,790
		44,836,313
NIGERIA — 0.0% *
Airtel Africa PLC (b)	37,603	179,653
NORWAY — 1.3%
2020 Bulkers Ltd.	1,000	14,365
ABG Sundal Collier Holding ASA	19,652	16,034
ABL Group ASA	2,680	2,301
AF Gruppen ASA	2,526	47,130
Agilyx ASA (a)	1,838	4,464
Akastor ASA	6,440	7,100
Aker ASA Class A	1,161	88,397
Aker BioMarine ASA (a)	721	7,055
Aker BP ASA	14,581	371,361
Aker Solutions ASA	13,058	40,028
AKVA Group ASA	418	3,680
ArcticZymes Technologies ASA (a)	2,378	4,856
Arendals Fossekompani ASA	571	7,642
Austevoll Seafood ASA	4,098	39,611
AutoStore Holdings Ltd. (a) (b)	47,234	55,303
Axactor ASA (a)	7,435	5,735
B2 Impact ASA	13,197	23,864
BEWi ASA (a)	1,976	3,675

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bluenord ASA	909	$40,192
Bonheur ASA	976	24,335
Borregaard ASA	4,347	85,933
Bouvet ASA	4,093	24,996
BW Offshore Ltd.	4,226	18,937
Cloudberry Clean Energy ASA (a)	7,280	9,281
DNB Bank ASA (e)	39,479	1,101,765
DNB Bank ASA (a) (e)	894	1,391
DNB Bank ASA (a) (e)	67	102
DNO ASA	45,423	71,601
DOF Group ASA	7,018	66,271
Elkem ASA (b)	13,892	41,978
Elliptic Laboratories ASA (a)	3,538	2,382
Elmera Group ASA (b)	5,086	19,362
Elopak ASA	7,078	38,945
Endur ASA (a)	1,825	16,410
Entra ASA (b)	3,113	35,676
Equinor ASA	39,628	931,097
Europris ASA (b)	7,603	72,210
Frontline PLC	6,892	151,958
Gjensidige Forsikring ASA	8,841	264,699
Grieg Seafood ASA (a)	2,784	21,487
Hexagon Composites ASA (a)	5,052	3,877
Hexagon Purus ASA (a)	5,313	753
Hoegh Autoliners ASA	5,591	54,348
Hofseth BioCare ASA (a)	8,271	1,082
Kid ASA (b)	1,814	24,350
Kitron ASA	9,405	67,786
Klaveness Combination Carriers ASA (b)	1,115	8,755
Komplett ASA (a)	1,116	1,494
Kongsberg Gruppen ASA	20,910	536,077
Leroy Seafood Group ASA	12,897	64,889
LINK Mobility Group Holding ASA (a)	8,857	29,767
Magnora ASA	1,944	3,781
Medistim ASA	699	17,948
Moreld AS	8,517	15,857
Morrow Bank ASA	6,196	9,859
Mowi ASA	21,427	516,618
MPC Container Ships ASA	19,612	34,298
Multiconsult ASA (b)	975	17,109
NEL ASA (a)	75,165	16,632
Norbit ASA	2,322	43,094
Norconsult Norge AS	14,576	66,328
Nordic Mining ASA (a)	2,379	4,302
Nordic Semiconductor ASA (a)	8,571	113,268
Norsk Hydro ASA	60,905	472,176
Norske Skog ASA (a) (b)	3,628	6,100
Norwegian Air Shuttle ASA	37,865	65,505
NRC Group ASA (a)	1,808	1,696
Nykode Therapeutics ASA	9,005	2,153
Odfjell Drilling Ltd.	6,428	55,761
Odfjell SE Class A	1,142	14,378
Odfjell SE Class B	295	3,545
OKEA ASA (a)	1,383	3,064
Security Description	Shares	Value
Olav Thon Eiendomsselskap ASA	1,393	$46,264
Orkla ASA	35,927	400,699
Otello Corp. ASA (a)	2,962	5,330
Panoro Energy ASA	5,920	11,855
Pareto Bank ASA	1,853	16,735
Pexip Holding ASA	4,092	31,602
PhotoCure ASA (a)	1,118	7,914
Polaris Media ASA	548	2,961
poLight ASA (a) (b)	1,863	1,217
Protector Forsikring ASA	2,730	141,820
Public Property Invest AS	3,934	9,087
Rana Gruber ASA	1,137	8,725
Rogaland Sparebank	958	13,676
Salmar ASA	3,493	213,836
Salmon Evolution ASA (a)	14,175	7,293
SATS ASA	9,805	39,465
Selvaag Bolig ASA	1,979	7,200
Sentia AS (a)	1,790	11,178
Solstad Offshore ASA	2,238	9,607
SpareBank 1 Helgeland	554	10,051
SpareBank 1 Nord Norge	4,620	69,574
Sparebank 1 Oestlandet	2,335	47,652
Sparebank 1 Ostfold Akershus	210	9,437
SpareBank 1 Ringerike Hadeland	156	6,433
SpareBank 1 SMN	6,504	132,861
SpareBank 1 Sor-Norge ASA	11,527	226,727
Sparebanken More	1,852	21,482
Sparebanken Norge	6,440	126,452
Sparebanken Ost	686	5,454
Stolt-Nielsen Ltd.	1,112	35,939
Storebrand ASA	20,937	358,469
StrongPoint ASA (a)	2,696	2,686
Telenor ASA	30,566	444,542
TGS ASA	8,594	78,086
Thor Medical ASA (a)	2,578	1,342
TOMRA Systems ASA	10,954	147,692
Var Energi ASA	42,096	137,721
Veidekke ASA	4,945	87,557
Vend Marketplaces ASA Class B	8,476	235,284
Vow ASA (a)	6,631	1,834
Wallenius Wilhelmsen ASA	4,665	46,711
Wilh Wilhelmsen Holding ASA Class A	739	43,226
Wilh Wilhelmsen Holding ASA Class B	348	18,872
Zalaris ASA	676	5,938
Zaptec ASA (a)	2,975	7,359
		9,356,104
PERU — 0.0% *
Hochschild Mining PLC	13,462	92,980
POLAND — 1.0%
11 bit studios SA (a)	119	4,766
AB SA	575	17,241
AC SA (a)	273	1,671
Agora SA	1,572	3,979

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Alior Bank SA	4,067	$124,944
Allegro.eu SA (a) (b)	36,316	313,341
Ambra SA	434	2,052
Amica SA	167	2,903
Apator SA	1,239	7,995
Archicom SA	418	5,220
Arctic Paper SA (a)	688	1,565
Asseco Business Solutions SA	1,046	24,730
Asseco Poland SA	2,539	161,301
Asseco South Eastern Europe SA	1,239	21,711
Atal SA	288	4,454
Auto Partner SA	2,975	13,736
Bank Handlowy w Warszawie SA	1,524	44,764
Bank Millennium SA (a)	27,642	127,861
Bank Ochrony Srodowiska SA (a)	1,554	4,305
Bank Polska Kasa Opieki SA	8,501	484,968
Benefit Systems SA (a)	124	121,061
Bioton SA (a)	1,699	1,824
BNPP Bank Polska SA	1,441	52,306
Boryszew SA	3,501	6,213
Budimex SA	575	102,007
Bumech SA (a)	401	1,985
Captor Therapeutics SA (a)	115	2,303
CCC SA (a)	2,283	75,948
CD Projekt SA	3,487	233,747
Celon Pharma SA (a)	694	3,928
CI Games SA (a)	3,542	2,591
Comp SA (a)	613	10,060
Cyber Folks SA	413	23,664
Cyfrowy Polsat SA (a)	11,504	39,038
Datawalk SA (a)	133	3,814
Develia SA	18,818	44,229
Diagnostyka SA	842	40,048
Dino Polska SA (a) (b)	22,578	259,680
Dom Development SA	399	28,300
Echo Investment SA	8,281	10,941
Enea SA	13,201	71,527
Energa SA (a)	3,218	18,752
Enter Air SA	405	6,579
Erbud SA	166	1,302
Eurocash SA (a)	3,629	6,324
Fabryki Mebli Forte SA (a)	678	4,451
Ferro SA	831	6,403
Firma Oponiarska Debica SA	115	2,617
Globe Trade Centre SA (a)	8,559	7,356
Grupa Azoty SA (a)	2,130	11,097
Grupa Kety SA	489	124,249
Grupa Pracuj SA	699	9,002
ING Bank Slaski SA	1,522	144,571
InPost SA (a) (d)	12,742	156,682
Inter Cars SA	414	64,601
Jastrzebska Spolka Weglowa SA (a)	2,399	15,614
KGHM Polska Miedz SA (a)	6,351	496,039
KRUK SA	821	112,696
LPP SA	60	347,296
Lubawa SA (a)	4,964	11,073
Security Description	Shares	Value
Lubelski Wegiel Bogdanka SA (a)	448	$2,253
Mabion SA (a)	407	790
Mangata Holding SA	124	2,069
mBank SA (a)	628	185,420
Medicalgorithmics SA (a)	133	1,243
Mennica Polska SA	1,102	14,744
Mirbud SA	1,554	6,406
MLP Group SA (a)	279	7,124
Mo-BRUK SA	71	6,418
Neuca SA	83	18,792
Newag SA	992	26,020
Oponeo.pl SA	17	435
Orange Polska SA	29,468	83,522
ORLEN SA	27,323	730,422
PCC Rokita SA	133	2,268
PCF Group SA (a)	307	336
Pepco Group NV	7,315	61,040
PGE Polska Grupa Energetyczna SA (a)	39,192	95,974
PKP Cargo SA (a)	1,393	5,146
PlayWay SA	13	926
Polenergia SA (a)	844	12,489
Polimex-Mostostal SA (a)	3,082	7,115
Powszechna Kasa Oszczednosci Bank Polski SA	41,028	971,836
Powszechny Zaklad Ubezpieczen SA	27,082	502,741
Poznanska Korporacja Budowlana Pekabex SA	434	1,376
Rainbow Tours SA	627	26,404
Ryvu Therapeutics SA (a)	414	3,121
Sanok Rubber Co. SA	1,113	6,532
Santander Bank Polska SA	1,852	280,953
Selvita SA (a)	410	4,927
Shoper SA	277	4,145
Sniezka SA	255	5,873
Stalexport Autostrady SA	4,373	3,832
Synektik SA	135	10,612
Synthaverse SA (a)	1,272	1,291
Tauron Polska Energia SA (a)	47,545	114,287
TEN Square Games SA	147	3,721
Text SA	677	7,513
Torpol SA	412	6,681
Toya SA (a)	1,122	2,996
Vercom SA Class D	402	14,469
Vigo Photonics SA (a)	8	1,001
Voxel SA	172	5,731
VRG SA (a)	8,268	10,671
Warsaw Stock Exchange	1,257	22,726
Wawel SA	3	601
Wielton SA (a)	1,112	1,847
Wirtualna Polska Holding SA	831	14,030
XTB SA (b)	3,769	75,292
Zabka Group SA (a)	19,461	123,959
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA (a)	286	5,059

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zespol Elektrowni Patnow Adamow Konin SA (a)	1,126	$6,045
		7,566,649
PORTUGAL — 0.3%
Altri SGPS SA (d)	3,817	20,173
Banco Comercial Portugues SA Class R	432,937	455,685
Corticeira Amorim SGPS SA	1,700	13,197
CTT-Correios de Portugal SA	3,001	26,187
EDP SA	132,084	607,319
Galp Energia SGPS SA	19,596	336,703
Ibersol SGPS SA	535	6,220
Jeronimo Martins SGPS SA	13,216	314,466
Mota-Engil SGPS SA (d)	3,208	18,642
Navigator Co. SA (d)	9,986	36,826
NOS SGPS SA	7,880	37,158
Novabase SGPS SA	1,725	17,727
Pharol SGPS SA (a)	21,593	1,598
REN - Redes Energeticas Nacionais SGPS SA	15,983	60,350
Semapa-Sociedade de Investimento e Gestao (d)	539	13,230
Sonae SGPS SA	43,105	81,607
		2,047,088
SINGAPORE — 0.1%
BW LPG Ltd. (b)	4,407	57,671
Hafnia Ltd.	14,170	76,421
STMicroelectronics NV (d)	31,558	832,998
		967,090
SOUTH AFRICA — 0.3%
Anglo American PLC	51,551	2,139,098
Pan African Resources PLC	78,874	128,368
Scatec ASA (a) (b)	6,824	71,847
		2,339,313
SOUTH KOREA — 0.0% *
Delivery Hero SE (a) (b)	10,094	269,343
SPAIN — 5.3%
Acciona SA	1,145	249,988
ACS Actividades de Construccion y Servicios SA	9,870	983,566
Aedas Homes SA (b)	700	19,649
Aena SME SA (b)	34,526	965,879
Almirall SA (d)	3,736	56,339
Amadeus IT Group SA	21,186	1,563,579
AmRest Holdings SE	3,259	12,147
Atalaya Mining Copper SA	5,214	59,962
Atresmedia Corp. de Medios de Comunicacion SA (d)	3,632	20,816
Banco Bilbao Vizcaya Argentaria SA	271,415	6,391,208
Banco de Sabadell SA	235,967	932,548
Banco Santander SA	701,087	8,291,557
Bankinter SA	30,744	511,099
Befesa SA (b)	1,677	58,102
CaixaBank SA	166,140	2,038,062
Security Description	Shares	Value
Cellnex Telecom SA (a) (b)	23,152	$745,846
CIE Automotive SA (d)	2,377	83,052
Cirsa Enterprises SA (a)	1,539	26,751
Colonial SFL Socimi SA REIT	13,604	87,316
Construcciones y Auxiliar de Ferrocarriles SA	958	66,270
Corp. ACCIONA Energias Renovables SA	1,247	32,806
Corp. Financiera Alba SA (a) (c)	1,216	971
Distribuidora Internacional de Alimentacion SA (a)	615	26,472
Ebro Foods SA	2,381	51,509
EDP Renovaveis SA (d)	14,498	205,007
eDreams ODIGEO SA (a)	4,102	19,222
Elecnor SA	1,851	53,152
Enagas SA	10,962	169,297
Ence Energia y Celulosa SA (a) (d)	6,492	18,345
Endesa SA	15,143	544,745
Ercros SA (a)	3,351	13,479
Faes Farma SA	15,012	90,975
Fluidra SA	4,375	119,001
Fomento de Construcciones y Contratas SA	3,278	42,425
Gestamp Automocion SA (b)	6,483	23,162
Global Dominion Access SA (b) (d)	4,210	16,366
Grenergy Renovables SA (a)	676	68,357
Grifols SA (d)	12,430	156,203
Grifols SA Class B, Preference Shares	11,942	109,678
HBX Group International PLC (a)	3,438	30,283
Iberdrola SA	288,591	6,258,451
Indra Sistemas SA	4,085	232,877
Industria de Diseno Textil SA	52,320	3,461,938
Laboratorios Farmaceuticos Rovi SA	748	55,784
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	30,445	39,975
Logista Integral SA	2,978	105,345
Mapfre SA	45,284	227,733
Melia Hotels International SA	5,645	52,508
Merlin Properties Socimi SA REIT	18,044	263,414
Naturgy Energy Group SA	10,665	324,661
Neinor Homes SA (b)	2,551	56,924
Obrascon Huarte Lain SA (a)	29,165	12,245
Parques Reunidos Servicios Centrales SAU (a) (c)	1,617	—
Pharma Mar SA (a)	573	50,405
Promotora de Informaciones SA Class A (a)	32,791	13,672
Prosegur Cash SA (b) (d)	16,271	12,115
Prosegur Cia de Seguridad SA	3,932	12,007
Puig Brands SA Class B (d)	6,333	110,600
Redeia Corp. SA	19,300	343,857
Repsol SA	53,006	991,378
Sacyr SA	25,566	116,081
Solaria Energia y Medio Ambiente SA (a)	3,681	78,465

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Talgo SA (a) (b)	3,509	$11,539
Tecnicas Reunidas SA (a)	2,587	83,979
Telefonica SA	174,901	717,506
Tubacex SA (d)	4,665	18,272
Unicaja Banco SA (b) (d)	51,437	167,820
Vidrala SA	1,197	126,664
Viscofan SA	1,967	123,362
		39,024,768
SWEDEN — 5.9%
AAK AB (d)	8,445	241,657
AcadeMedia AB (b)	3,788	40,638
AddLife AB Class B (d)	5,317	91,762
Addnode Group AB	6,309	66,315
AddTech AB Class B	12,396	440,236
AFRY AB (d)	4,962	80,737
Alfa Laval AB	13,664	690,255
Alimak Group AB (b)	3,065	48,275
Alleima AB	9,692	86,051
Alligo AB Class B	1,115	15,506
Ambea AB (b)	3,539	54,244
Apotea AB (a)	2,789	27,900
AQ Group AB	2,667	57,050
Arjo AB Class B	9,393	32,625
Asker Healthcare Group AB (a) (d)	10,817	99,032
Asmodee Group AB Class B (a) (d)	8,510	97,795
Assa Abloy AB Class B	46,626	1,815,211
Atea ASA	3,779	59,119
Atlas Copco AB Class A	121,311	2,185,067
Atlas Copco AB Class B	74,453	1,203,356
Atrium Ljungberg AB Class B	11,825	42,605
Attendo AB (b)	5,314	47,210
Avanza Bank Holding AB	6,015	230,387
Axfood AB	5,344	168,225
Beijer Alma AB	2,081	67,156
Beijer Ref AB (d)	18,393	297,479
Bergman & Beving AB (d)	1,120	39,302
Betsson AB Class B	5,611	89,897
BHG Group AB (a)	4,330	15,030
BICO Group AB (a)	1,838	4,199
Bilia AB Class A	3,252	47,411
Billerud Aktiebolag	9,982	101,674
BioArctic AB (a) (b)	1,952	65,809
BioGaia AB Class B	4,962	57,162
BioInvent International AB (a)	1,704	5,434
Boliden AB (a)	13,579	758,873
Bonava AB Class B (a)	10,398	12,452
BoneSupport Holding AB (a) (b)	3,065	62,505
Boozt AB (a) (b) (d)	1,800	22,161
Bravida Holding AB (b)	9,276	90,307
Brinova Fastigheter AB (a)	7,548	13,018
BTS Group AB Class B	683	10,876
Bufab AB	6,270	68,394
Bulten AB	587	3,273
Bure Equity AB	2,503	67,009
Byggmax Group AB	2,541	15,132
Security Description	Shares	Value
Camurus AB (a)	1,887	$126,089
Castellum AB (d)	18,375	212,077
Catella AB	1,815	5,631
Catena AB (d)	2,146	104,940
Cellavision AB (d)	580	9,890
Cibus Nordic Real Estate AB publ (d)	4,149	66,136
Cint Group AB (a) (d)	8,557	2,664
Clas Ohlson AB Class B	1,941	63,880
Cloetta AB Class B	9,397	41,242
Coor Service Management Holding AB (b)	4,371	23,337
Corem Property Group AB Class B (d)	24,407	11,506
Corem Property Group AB Class D	282	7,357
Ctek AB (a)	1,423	1,954
CTT Systems AB	404	8,730
Dios Fastigheter AB	5,358	38,156
Dometic Group AB (b) (d)	14,299	72,683
Duni AB	1,528	17,437
Dustin Group AB (a) (b)	14,579	2,847
Dynavox Group AB (a)	4,490	49,679
Eastnine AB	2,216	12,091
Elanders AB Class B	692	5,104
Electrolux AB Class B (a) (d)	10,824	74,886
Electrolux Professional AB Class B (d)	10,388	73,469
Elekta AB Class B	16,998	104,638
Embracer Group AB (a) (d)	7,120	46,865
Enea AB (a)	696	5,307
Engcon AB (d)	1,849	16,687
Eolus AB Class B	1,114	5,208
Ependion AB	854	10,468
Epiroc AB Class A	29,564	673,134
Epiroc AB Class B	18,645	377,600
EQT AB	41,133	1,623,225
Essity AB Class A	1,409	40,579
Essity AB Class B	28,139	809,483
Evolution AB (b)	6,558	448,022
Fabege AB (d)	10,964	98,177
Fagerhult Group AB	4,068	18,335
Fasadgruppen Group AB (a)	1,800	6,043
Fastighets AB Balder Class B (a)	33,922	250,952
Fastighets AB Trianon (a)	2,644	5,719
Fastighetsbolaget Emilshus AB Class B (a)	2,678	15,687
FastPartner AB Class A	2,233	11,493
FM Mattsson AB	1,010	7,231
G5 Entertainment AB	411	4,084
GARO AB (a)	1,400	2,600
Getinge AB Class B	10,117	240,118
Granges AB	4,769	75,372
Green Landscaping Group AB (a) (b)	1,252	6,206
Gruvaktiebolaget Viscaria (a)	2,532	5,350
H & M Hennes & Mauritz AB Class B (d)	21,864	440,894

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hacksaw AB (a)	7,932	$54,585
Hansa Biopharma AB (a)	1,557	5,803
Hanza AB	1,148	15,840
Heba Fastighets AB Class B	3,125	10,407
Hemnet Group AB	4,182	78,570
Hexagon AB Class B	95,526	1,134,648
Hexatronic Group AB (a) (d)	7,723	19,302
Hexpol AB	11,918	113,701
HMS Networks AB (a) (d)	1,540	69,994
Hoist Finance AB (b)	1,887	23,089
Holmen AB Class B	3,440	132,245
Hufvudstaden AB Class A	3,257	43,809
Humana AB	1,530	8,365
Humble Group AB (a)	17,243	14,514
Husqvarna AB Class A	1,136	5,705
Husqvarna AB Class B	16,100	81,227
Industrivarden AB Class A	5,865	264,277
Industrivarden AB Class C (d)	7,443	335,059
Indutrade AB	12,775	333,136
Instalco AB	10,252	28,780
Intea Fastigheter AB	8,277	59,302
Intrum AB (a)	4,346	18,339
Investment AB Latour Class B	6,901	168,730
Investment AB Oresund	1,570	20,096
Investor AB Class A	29,745	1,060,570
Investor AB Class B	85,759	3,073,586
INVISIO AB (d)	1,680	47,928
Inwido AB	2,662	47,414
ITAB Shop Concept AB (a)	6,422	12,260
JM AB (d)	3,214	48,565
John Mattson Fastighetsforetagen AB (a)	1,400	10,630
Karnell Group AB (a)	1,280	10,094
Karnov Group AB (a) (d)	3,461	37,768
K-fast Holding AB (a)	2,787	3,906
Kinnevik AB Class A (a)	430	3,923
Kinnevik AB Class B (a)	11,245	102,072
Klarabo Sverige AB Class B (a)	4,476	7,448
KNOW IT AB	964	12,339
L E Lundbergforetagen AB Class B	3,399	188,592
Lagercrantz Group AB Class B	9,580	221,138
Lifco AB Class B	10,823	413,253
Lime Technologies AB	411	12,795
Lindab International AB (d)	3,628	82,014
Logistea AB Class B	13,152	20,458
Loomis AB	3,488	147,711
Maha Capital AB (a)	3,935	3,031
Medcap AB (a)	672	40,019
Medicover AB Class B	3,254	77,831
MEKO AB	1,942	15,357
Midsona AB Class B	2,132	1,961
Mildef Group AB (d)	1,792	23,287
MIPS AB	1,095	41,976
Modern Times Group MTG AB Class B (a)	4,937	61,426
Momentum Group AB	1,659	27,678
Security Description	Shares	Value
Munters Group AB (b)	6,451	$120,290
Mycronic AB	7,262	175,863
NCAB Group AB (a)	9,256	47,993
NCC AB Class B	3,948	94,302
Nederman Holding AB	860	15,822
Neobo Fastigheter AB (a) (d)	7,331	14,720
Net Insight AB Class B (a)	13,041	5,545
New Wave Group AB Class B (d)	3,962	49,252
Nibe Industrier AB Class B	67,688	261,536
Nivika Fastigheter AB Class B	1,389	6,441
NOBA Bank Group AB (a)	4,477	57,208
Nobia AB (a)	20,064	9,380
Nolato AB Class B	8,837	59,241
Nordisk Bergteknik AB Class B (a)	1,432	2,190
Nordnet AB publ	8,176	239,636
Norion Bank AB (a)	4,786	35,770
Note AB	850	16,762
NP3 Fastigheter AB (d)	1,700	47,761
Nyfosa AB	7,590	61,172
OEM International AB Class B	5,133	80,958
Oncopeptides AB (a) (b)	9,947	5,185
Orron Energy AB (a) (d)	8,558	4,276
Ovzon AB (a)	4,516	20,893
Pandox AB (d)	5,373	118,315
Peab AB Class B	9,431	87,315
Platzer Fastigheter Holding AB Class B	3,937	31,816
PowerCell Sweden AB (a) (d)	1,399	4,544
Pricer AB Class B (a)	4,773	2,149
Prisma Properties AB (a)	5,070	14,024
Proact IT Group AB	981	12,046
Ratos AB Class B	9,679	39,960
RaySearch Laboratories AB (d)	1,151	28,467
Rejlers AB	713	14,664
Roko AB (a)	382	71,935
Rusta AB	2,263	21,234
Rvrc Holding AB	4,189	30,331
Saab AB Class B	15,897	927,043
Sagax AB Class A	258	5,485
Sagax AB Class B	10,381	222,511
Sagax AB Class D	4,657	17,075
Samhallsbyggnadsbolaget i Norden AB (a) (d)	55,914	28,082
Samhallsbyggnadsbolaget i Norden AB Class D (a) (d)	6,864	6,400
Sandvik AB	50,172	1,635,972
Scandi Standard AB	1,060	11,418
Scandic Hotels Group AB (b)	7,953	83,940
Sdiptech AB Class B (a)	1,565	32,543
Sectra AB Class B	7,014	190,970
Securitas AB Class B	23,858	380,950
Sedana Medical AB (a)	3,674	4,097
Sivers Semiconductors AB (a)	4,516	2,035
Skandinaviska Enskilda Banken AB Class A	74,855	1,584,177

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Skandinaviska Enskilda Banken AB Class C	700	$15,065
Skanska AB Class B	16,736	458,031
SKF AB Class A	588	15,754
SKF AB Class B	16,078	428,686
SkiStar AB	1,941	34,867
SmartCraft ASA (a)	3,640	9,022
SSAB AB Class A	10,128	77,431
SSAB AB Class B (d)	29,462	222,624
Stendorren Fastigheter AB (a)	565	12,380
Stenhus Fastigheter I Norden AB	8,268	10,242
Stillfront Group AB (a)	19,369	13,657
Storskogen Group AB Class B	73,339	93,396
Sveafastigheter AB (a) (d)	3,633	16,071
Svedbergs Group AB	1,700	12,576
Svenska Cellulosa AB SCA Class A	973	12,940
Svenska Cellulosa AB SCA Class B	25,955	345,173
Svenska Handelsbanken AB Class A	73,172	1,066,371
Svenska Handelsbanken AB Class B (d)	1,661	41,765
Sweco AB Class B	9,923	162,427
Swedbank AB Class A	43,118	1,501,843
Swedish Logistic Property AB Class B (a)	7,442	33,461
Swedish Orphan Biovitrum AB (a)	11,133	401,903
SynAct Pharma AB (a)	1,115	2,733
Synsam AB	4,412	32,305
Systemair AB	4,489	42,412
Tele2 AB Class B	26,438	443,224
Telefonaktiebolaget LM Ericsson Class A	2,697	26,476
Telefonaktiebolaget LM Ericsson Class B	137,233	1,348,691
Telia Co. AB	110,303	471,182
TF Bank AB	807	14,334
Thule Group AB (b)	5,068	131,829
Tobii AB (a) (d)	4,486	1,051
Trelleborg AB Class B	9,498	404,593
Troax Group AB	1,800	29,093
Truecaller AB Class B (d)	11,098	23,234
VBG Group AB Class B (d)	831	35,840
Vestum AB (a)	12,074	11,617
Viaplay Group AB (a) (d)	32,002	3,142
Vicore Pharma Holding AB (a) (d)	2,676	3,280
Vimian Group AB (a) (d)	10,352	34,069
Vitec Software Group AB Class B (d)	1,660	55,749
Vitrolife AB (d)	3,364	49,992
VNV Global AB (a)	4,470	10,629
Volati AB	1,011	11,734
Volvo AB Class A	8,870	285,185
Volvo AB Class B	74,783	2,400,344
Volvo Car AB Class B (a) (d)	30,443	101,380
Wallenstam AB Class B (d)	23,298	104,577
Wihlborgs Fastigheter AB	12,619	124,906
XANO Industri AB Class B (a)	856	7,150
Security Description	Shares	Value
Xvivo Perfusion AB (a) (d)	1,272	$25,747
Yubico AB (a)	2,961	24,545
		43,402,048
SWITZERLAND — 7.6%
ABB Ltd.	74,335	5,556,477
Accelleron Industries AG	4,497	349,373
Adecco Group AG	8,024	234,162
Allreal Holding AG	729	187,713
ALSO Holding AG	283	76,800
Arbonia AG (d)	2,365	15,702
Aryzta AG (a)	1,163	75,674
Ascom Holding AG	1,535	7,401
Autoneum Holding AG (d)	142	30,040
Avolta AG	4,726	281,204
Bachem Holding AG (d)	1,432	108,270
Banque Cantonale de Geneve	1,150	35,708
Banque Cantonale Vaudoise (d)	1,379	174,757
Barry Callebaut AG (d)	165	271,997
Basellandschaftliche Kantonalbank	26	32,293
Basilea Pharmaceutica Ag Allschwil (a)	575	39,700
Belimo Holding AG	468	461,354
Bell Food Group AG	121	34,135
Berner Kantonalbank AG	209	81,648
BKW AG	957	203,419
Bossard Holding AG Class A	261	51,591
Bucher Industries AG	310	144,191
Burckhardt Compression Holding AG	145	100,114
Burkhalter Holding AG	407	72,025
Bystronic AG	68	23,175
Cembra Money Bank AG	1,393	174,685
Cham Swiss Properties AG	1,049	30,851
Chocoladefabriken Lindt & Spruengli AG (e)	47	687,573
Chocoladefabriken Lindt & Spruengli AG (e)	5	734,617
Cicor Technologies Ltd. (a)	98	15,710
Cie Financiere Richemont SA Class A	25,315	5,497,565
Cie Financiere Tradition SA	117	42,384
Clariant AG	10,667	96,404
Comet Holding AG	343	97,412
Daetwyler Holding AG Bearer Shares	395	81,568
DKSH Holding AG	1,710	123,893
DocMorris AG (a) (d)	1,710	12,843
dormakaba Holding AG	1,380	112,177
Dottikon Es Holding AG (a) (d)	149	65,543
DSM-Firmenich AG	7,961	642,892
EFG International AG	5,803	139,609
Emmi AG	98	90,918
EMS-Chemie Holding AG	320	221,950
Fenix Outdoor International AG	167	8,677
Flughafen Zurich AG	907	288,271
Forbo Holding AG (d)	51	56,263

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Fundamenta Real Estate AG	1,263	$27,978
Galderma Group AG	7,313	1,496,292
Galenica AG (b)	2,368	292,021
Geberit AG	1,610	1,259,143
Georg Fischer AG	3,690	249,648
Givaudan SA	360	1,429,549
Helvetia Baloise Holding AG	3,644	962,228
Huber & Suhner AG	781	142,744
Idorsia Ltd. (a)	5,751	30,887
Implenia AG	770	74,352
Inficon Holding AG (d)	787	98,145
International Workplace Group PLC	39,124	121,771
Interroll Holding AG	36	99,968
Intershop Holding AG	278	57,688
Julius Baer Group Ltd.	9,862	776,761
Jungfraubahn Holding AG	268	96,747
Kardex Holding AG	277	96,675
Komax Holding AG (a) (d)	166	13,431
Kongsberg Automotive ASA (a)	36,892	7,589
Kuehne & Nagel International AG	2,537	548,389
Kuros Biosciences AG (a)	1,468	50,919
Landis & Gyr Group AG	1,137	73,767
LEM Holding SA (a) (d)	24	8,937
Leonteq AG (d)	419	7,246
Logitech International SA	6,929	713,147
Lonza Group AG	3,305	2,243,520
Luzerner Kantonalbank AG	862	100,861
Medacta Group SA (b)	271	53,499
Medmix AG (b)	1,101	15,620
Mobilezone Holding AG	1,941	32,536
Mobimo Holding AG	340	157,072
OC Oerlikon Corp. AG Pfaffikon (d)	9,121	37,232
Orior AG (a) (d)	278	4,772
Partners Group Holding AG	1,065	1,320,613
Peach Property Group AG (a)	419	3,327
Plazza AG Class A	71	37,192
PSP Swiss Property AG	2,223	402,651
R&S Group Holding AG	1,497	29,893
Rieter Holding AG (d)	3,588	14,424
Romande Energie Holding SA	587	32,156
Sandoz Group AG	20,691	1,510,593
Schindler Holding AG (e)	1,944	734,168
Schindler Holding AG (e)	988	351,053
Schweiter Technologies AG	50	15,967
Schweizerische Nationalbank	3	13,367
Sensirion Holding AG (a) (b)	536	41,676
SFS Group AG	866	118,710
SGS SA	7,942	910,836
Siegfried Holding AG	1,890	177,967
SIG Group AG	14,708	210,525
Sika AG	7,547	1,548,933
SKAN Group AG	568	37,855
SMG Swiss Marketplace Group AG (a) (b)	863	39,596
Sonova Holding AG	2,335	610,386
St. Galler Kantonalbank AG	136	98,020
Security Description	Shares	Value
Stadler Rail AG	2,645	$67,440
Straumann Holding AG	5,562	656,137
Sulzer AG	845	157,214
Sunrise Communications AG Class A	3,110	166,521
Swatch Group AG (d)	2,544	110,655
Swatch Group AG Bearer Shares	1,388	294,769
Swiss Life Holding AG	1,350	1,562,234
Swiss Prime Site AG	3,850	598,700
Swisscom AG	1,213	881,138
Swissquote Group Holding SA	521	320,261
Tecan Group AG	587	95,209
Temenos AG	2,130	214,008
Thurgauer Kantonalbank (d)	156	32,096
TORM PLC Class A	2,606	52,000
TX Group AG	141	29,330
UBS Group AG	146,026	6,812,396
Valiant Holding AG	713	135,895
VAT Group AG (b)	1,266	616,661
Vaudoise Assurances Holding SA	45	41,351
Vetropack Holding AG	676	18,772
Vontobel Holding AG	1,274	103,399
VZ Holding AG	769	145,016
Walliser Kantonalbank	226	38,225
Ypsomed Holding AG (d)	208	86,114
Zehnder Group AG	419	43,262
Zug Estates Holding AG Class B	14	39,407
Zuger Kantonalbank	7	78,107
Zurich Insurance Group AG	6,892	5,235,223
		56,143,310
TANZANIA, UNITED REPUBLIC OF — 0.0% *
Helios Towers PLC (a)	51,973	115,066
UKRAINE — 0.0% *
Ferrexpo PLC (a)	13,319	13,275
UNITED KINGDOM — 17.3%
3i Group PLC	46,359	2,034,649
4imprint Group PLC	1,275	65,939
Aberdeen Group PLC	90,109	249,189
Admiral Group PLC	12,709	542,913
AG Barr PLC	4,380	36,762
AJ Bell PLC	16,125	95,692
Allfunds Group PLC	16,827	158,989
AO World PLC (a)	22,174	33,762
Ashmore Group PLC	22,735	53,973
Ashtead Group PLC	19,682	1,346,430
ASOS PLC (a) (d)	3,231	12,321
Associated British Foods PLC	14,102	403,447
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	9,982	8,532
AstraZeneca PLC	73,047	13,548,929
Auction Technology Group PLC (a)	4,331	16,253
Auto Trader Group PLC (b)	41,919	330,631
Aviva PLC	143,715	1,322,971
Avon Technologies PLC	1,275	31,109
B&M European Value Retail SA	45,092	102,379

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Babcock International Group PLC	23,867	$399,032
BAE Systems PLC	141,338	3,258,428
Balfour Beatty PLC	24,915	238,270
Baltic Classifieds Group PLC	23,103	63,082
Barclays PLC	654,813	4,191,958
Barratt Redrow PLC	69,194	354,687
Beazley PLC	29,362	328,585
Bellway PLC	5,778	213,255
Berkeley Group Holdings PLC	4,455	233,935
Big Yellow Group PLC REIT	9,431	132,687
Bloomsbury Publishing PLC (d)	3,482	22,574
Bodycote PLC	8,719	81,858
Breedon Group PLC	13,195	58,426
Bridgepoint Group PLC (b)	32,185	122,858
British American Tobacco PLC	102,739	5,823,287
British Land Co. PLC REIT	48,255	262,088
BT Group PLC	297,792	737,203
Bunzl PLC	15,373	429,264
Burberry Group PLC (a)	17,640	301,092
Bytes Technology Group PLC	6,244	30,117
Capita PLC (a)	5,108	27,860
Capricorn Energy PLC (a)	3,787	9,943
Centrica PLC	217,786	496,668
Ceres Power Holdings PLC (a)	5,347	15,305
Chemring Group PLC	12,897	81,965
Chesnara PLC	10,941	44,296
Clarkson PLC	1,526	78,305
Close Brothers Group PLC (a)	6,910	48,563
Coats Group PLC	94,712	107,647
Compass Group PLC	84,030	2,671,900
Computacenter PLC	2,971	117,087
Convatec Group PLC (b)	78,624	257,192
Cranswick PLC	2,638	175,815
Crest Nicholson Holdings PLC	11,663	22,511
Croda International PLC	6,311	228,768
Currys PLC	53,447	90,580
DCC PLC	4,794	298,550
Derwent London PLC REIT	4,802	112,321
DFS Furniture PLC (a)	11,094	25,964
Diageo PLC	104,771	2,259,687
Diploma PLC	6,440	458,659
DiscoverIE Group PLC	4,369	35,259
Domino's Pizza Group PLC	14,996	34,975
Dowlais Group PLC	62,506	70,622
Dr. Martens PLC	29,326	30,215
Drax Group PLC	16,420	184,857
Dunelm Group PLC	5,794	88,063
easyJet PLC	19,411	133,311
Elementis PLC	26,513	59,198
Empiric Student Property PLC REIT	27,506	28,821
Enity Holding AB (a)	1,103	12,474
EnQuest PLC	97,668	13,925
Entain PLC	27,896	287,640
Essentra PLC	13,200	17,151
Evoke PLC (a) (d)	17,417	5,201
FDM Group Holdings PLC	4,225	7,615
Security Description	Shares	Value
Firstgroup PLC	28,342	$72,659
Foresight Group Holdings Ltd.	4,113	23,788
Forterra PLC (b)	9,149	22,815
Frasers Group PLC (a) (d)	5,453	49,728
Future PLC	5,078	35,961
Galliford Try Holdings PLC	5,643	39,469
Games Workshop Group PLC	1,560	396,994
Gamma Communications PLC	4,448	55,281
GB Group PLC	10,389	35,912
Genuit Group PLC	11,513	50,638
Genus PLC	2,964	103,456
Goodwin PLC	142	40,682
Grafton Group PLC CDI	8,999	113,294
Grainger PLC REIT	30,444	74,609
Great Portland Estates PLC REIT	16,581	71,033
Greggs PLC	4,892	110,544
Gym Group PLC (a) (b)	7,565	15,161
Halfords Group PLC	11,402	21,593
Halma PLC	17,826	848,301
Hammerson PLC REIT	24,456	108,552
Harbour Energy PLC	27,786	73,476
Hays PLC	75,522	57,190
Helical PLC REIT	4,665	11,834
Henry Boot PLC	5,034	15,235
Hikma Pharmaceuticals PLC	7,907	164,847
Hill & Smith PLC	3,643	104,860
Hilton Food Group PLC	4,096	27,767
Hiscox Ltd.	16,561	316,979
Hollywood Bowl Group PLC	7,714	28,585
Howden Joinery Group PLC	26,471	296,410
HSBC Holdings PLC	809,038	12,773,248
Hunting PLC	7,045	35,108
Ibstock PLC (b) (d)	18,679	35,073
ICG PLC	14,010	387,059
IG Group Holdings PLC	16,874	298,457
IMI PLC	12,376	414,161
Imperial Brands PLC	35,394	1,484,853
Inchcape PLC	17,351	179,469
Informa PLC	61,659	733,140
IntegraFin Holdings PLC	14,997	72,618
InterContinental Hotels Group PLC	7,016	987,096
International Consolidated Airlines Group SA	110,853	617,733
Intertek Group PLC	7,207	448,434
Investec PLC	25,402	188,431
IP Group PLC (a)	45,759	36,067
Ithaca Energy PLC	9,271	20,675
ITV PLC	170,437	188,784
J D Wetherspoon PLC	4,659	46,216
J Sainsbury PLC	80,920	353,735
JD Sports Fashion PLC	120,723	137,145
Johnson Matthey PLC	7,804	223,791
Johnson Service Group PLC	18,805	34,146
Jupiter Fund Management PLC	20,875	44,532
Just Group PLC	47,202	137,136
Kainos Group PLC	4,958	66,954

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Keller Group PLC	3,661	$82,038
Kier Group PLC	18,958	56,609
Kingfisher PLC	83,435	350,925
Lancashire Holdings Ltd.	11,788	101,633
Land Securities Group PLC REIT	35,204	294,524
Legal & General Group PLC	256,867	904,862
Liontrust Asset Management PLC	2,815	10,053
Lloyds Banking Group PLC	2,774,487	3,666,143
London Stock Exchange Group PLC	23,827	2,868,981
LondonMetric Property PLC REIT	105,906	270,225
M&G PLC	101,824	392,249
Man Group PLC	57,686	177,527
Marks & Spencer Group PLC	99,275	440,648
Marshalls PLC	11,793	28,647
Marston's PLC (a)	28,060	22,306
Melrose Industries PLC	57,712	456,748
Mitchells & Butlers PLC (a)	12,078	42,482
Mitie Group PLC	61,658	138,001
MJ Gleeson PLC	2,506	14,157
Mobico Group PLC (a)	24,551	7,615
Molten Ventures PLC (a)	8,706	59,077
MONY Group PLC	24,416	60,361
Moonpig Group PLC	17,362	47,406
Morgan Advanced Materials PLC	13,047	38,257
Morgan Sindall Group PLC	2,167	135,535
National Grid PLC	244,433	3,752,961
NatWest Group PLC	388,117	3,402,635
NCC Group PLC	13,339	24,975
Next PLC	5,564	1,023,792
Ninety One PLC	12,359	35,940
Ocado Group PLC (a) (d)	28,901	91,741
On the Beach Group PLC (b)	6,772	20,859
OSB Group PLC	16,887	144,801
OXB (a)	3,229	26,797
Oxford Instruments PLC	2,870	79,136
Oxford Nanopore Technologies PLC (a)	30,576	52,806
Pagegroup PLC	15,009	47,522
Paragon Banking Group PLC	9,430	108,383
Paratus Energy Services Ltd.	5,671	24,816
PayPoint PLC	2,504	15,948
Pearson PLC	29,812	421,036
Pennon Group PLC	22,403	158,952
Persimmon PLC	15,492	283,078
Pets at Home Group PLC	22,867	60,899
Phoenix Group Holdings PLC	41,016	406,592
Picton Property Income Ltd. REIT	23,151	23,074
Pinewood Technologies Group PLC (a)	2,975	14,325
Playtech PLC	14,036	53,522
Premier Foods PLC	29,743	69,050
Primary Health Properties PLC REIT	111,973	147,446
PZ Cussons PLC	14,719	14,631
QinetiQ Group PLC	23,719	140,885
Quilter PLC (b)	61,452	151,260
Raspberry PI Holdings PLC (a)	4,678	18,889
Security Description	Shares	Value
Rathbones Group PLC	2,933	$76,139
Reach PLC	14,028	10,396
Reckitt Benckiser Group PLC	31,698	2,558,976
RELX PLC	88,647	3,600,885
Renishaw PLC	1,555	73,414
Rentokil Initial PLC	112,392	676,498
Rightmove PLC	36,927	258,078
Rolls-Royce Holdings PLC	397,643	6,150,770
Rotork PLC	40,787	178,516
RS Group PLC	21,851	183,398
S4 Capital PLC (d)	20,487	5,621
Sabre Insurance Group PLC (b)	11,381	19,900
Safestore Holdings PLC REIT	10,267	101,639
Sage Group PLC	46,045	670,732
Savills PLC	6,581	88,164
Schroders PLC	41,362	226,430
Segro PLC REIT	58,955	571,259
Senior PLC	17,939	47,003
Serco Group PLC	47,296	177,614
Severn Trent PLC	12,661	474,958
Shaftesbury Capital PLC REIT	71,949	140,324
Smith & Nephew PLC	41,882	697,689
Smiths Group PLC	15,640	494,780
Softcat PLC	6,348	120,989
Spirax Group PLC	3,496	320,696
Spire Healthcare Group PLC (b)	12,057	27,083
SSE PLC	56,932	1,668,599
SSP Group PLC	36,187	100,267
St. James's Place PLC	23,417	436,076
Standard Chartered PLC	85,953	2,106,433
SThree PLC	5,754	14,782
Subsea 7 SA	11,098	223,570
Tate & Lyle PLC	19,044	96,006
Taylor Wimpey PLC	170,068	245,906
Telecom Plus PLC	3,628	66,268
Tesco PLC	302,652	1,798,488
THG PLC (a) (d)	33,076	20,349
TP ICAP Group PLC	35,938	125,438
Trainline PLC (a) (b)	21,470	63,648
Travis Perkins PLC	10,122	86,521
Treatt PLC	2,548	6,991
Tritax Big Box REIT PLC	109,143	223,434
Trustpilot Group PLC (a) (b)	15,707	34,732
TT Electronics PLC (a)	7,438	11,445
Unilever PLC	105,705	6,909,163
UNITE Group PLC REIT (d)	17,839	134,248
United Utilities Group PLC	32,992	529,848
Vanquis Banking Group PLC (a)	11,233	18,070
Verisure PLC (a)	12,537	206,137
Vesuvius PLC	8,818	47,063
Victrex PLC	3,944	34,747
Vistry Group PLC (a)	14,582	125,801
Vodafone Group PLC	931,965	1,239,500
Volution Group PLC	10,086	87,502
Watches of Switzerland Group PLC (a) (b)	11,524	73,472

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Weir Group PLC	12,361	$473,180
WH Smith PLC	6,196	53,254
Whitbread PLC	8,235	282,450
Wickes Group PLC	11,095	35,070
Wise PLC Class A (a)	37,267	446,622
Workspace Group PLC REIT	6,905	37,057
WPP PLC	52,184	236,892
XPS Pensions Group PLC	9,433	43,012
Zegona Communications PLC	11,645	218,500
Zigup PLC	11,243	57,994
		127,702,429
UNITED STATES — 12.0%
Acerinox SA	8,972	133,401
Aegon Ltd.	60,178	469,289
Alcon AG	23,508	1,877,673
Amrize Ltd. (a)	24,874	1,367,952
AP Moller - Maersk AS Class A	121	278,546
AP Moller - Maersk AS Class B	170	391,345
BP PLC	736,803	4,289,206
Buzzi SpA	3,681	224,804
Carnival PLC (a)	6,455	196,914
Diversified Energy Co.	4,049	58,546
Experian PLC	43,170	1,952,753
Ferrovial SE	23,078	1,499,934
GSK PLC	192,066	4,713,382
Haleon PLC	421,218	2,123,464
Holcim AG	24,905	2,444,447
HUUUGE, Inc. (a) (b)	1,241	8,250
Nestle SA	121,366	12,062,302
Novartis AG	90,062	12,459,192
PolyPeptide Group AG (a) (b) (d)	700	23,061
PureTech Health PLC (a)	11,243	18,903
Qiagen NV	10,553	481,568
QUALCOMM, Inc.	1	131
RHI Magnesita NV	990	37,018
Roche Holding AG	33,095	13,710,040
Roche Holding AG Bearer Shares	1,754	742,115
Sanofi SA	53,628	5,209,990
Schneider Electric SE	27,181	7,498,652
Shell PLC (e)	124,228	4,578,343
Shell PLC (e)	146,557	5,417,601
Signify NV (b)	6,034	148,536
Sinch AB (a) (b)	33,359	113,877
Stellantis NV (e)	1,236	13,645
Stellantis NV (e)	93,763	1,041,845
Swiss Re AG	14,059	2,357,511
Tenaris SA	16,760	324,979
		88,269,215
TOTAL COMMON STOCKS (Cost $665,550,941)		732,337,624
PREFERRED STOCKS — 0.0% *
ITALY — 0.0% *
Edison SpA 3.73%	5,172	14,670
Security Description	Shares	Value
SWEDEN — 0.0% *
Corem Property Group AB Preference Shares 8.18%	445	$11,802
TOTAL PREFERRED STOCKS (Cost $22,538)		26,472
WARRANTS — 0.0% *
DENMARK — 0.0% *
Atlantic Sapphire ASA (expiring 12/14/26) (a)	88	2
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (d)	972	2,059
Webuild SpA (expiring 08/02/30) (a) (c) (d)	775	—
		2,059
TOTAL WARRANTS (Cost $0)		2,061
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	373,196	373,196
State Street Navigator Securities Lending Portfolio II (h) (i)	5,910,886	5,910,886
TOTAL SHORT-TERM INVESTMENTS (Cost $6,284,082)		6,284,082
TOTAL INVESTMENTS — 100.3% (Cost $671,857,561)		738,650,239
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,433,620)
NET ASSETS — 100.0%		$736,216,619
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $971, representing less than 0.05% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2025.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$732,335,160	$1,493	$971	$732,337,624
Preferred Stocks	26,472	—	—	26,472
Warrants	2,061	—	0(a)	2,061
Short-Term Investments	6,284,082	—	—	6,284,082
TOTAL INVESTMENTS	$738,647,775	$1,493	$971	$738,650,239
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	566,751	$566,751	$8,900,397	$9,093,952	$—	$—	373,196	$373,196	$3,668
State Street Navigator Securities Lending Portfolio II	9,156,450	9,156,450	30,723,168	33,968,732	—	—	5,910,886	5,910,886	21,834
Total		$9,723,201	$39,623,565	$43,062,684	$—	$—		$6,284,082	$25,502
See accompanying notes to Schedule of Investments.

STATE STREET SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 1.3%
Anheuser-Busch InBev SA	1,040,535	$67,090,923
CHINA — 1.6%
Prosus NV	1,261,290	78,287,905
FINLAND — 1.2%
Nordea Bank Abp	3,316,621	62,654,409
FRANCE — 27.8%
Air Liquide SA	586,720	110,430,938
Airbus SE	596,741	139,047,209
AXA SA	1,807,786	86,964,438
BNP Paribas SA	1,067,558	101,294,022
Cie de Saint-Gobain SA	506,131	51,691,270
Danone SA	653,101	58,892,933
EssilorLuxottica SA	317,375	100,602,860
Hermes International SCA	35,620	88,771,595
L'Oreal SA	243,856	104,993,070
LVMH Moet Hennessy Louis Vuitton SE	253,978	192,393,566
Safran SA	379,865	132,679,851
TotalEnergies SE	2,237,763	146,098,411
Vinci SA	595,224	83,922,290
		1,397,782,453
GERMANY — 30.1%
adidas AG	173,222	34,391,645
Allianz SE	385,795	176,934,435
BASF SE	905,131	47,230,493
Bayer AG	996,308	43,305,936
Bayerische Motoren Werke AG	283,509	31,012,574
Deutsche Bank AG	1,975,782	76,830,372
Deutsche Boerse AG	190,954	50,168,310
Deutsche Post AG	927,935	50,926,997
Deutsche Telekom AG	3,568,708	115,930,556
Infineon Technologies AG	1,324,384	58,686,128
Mercedes-Benz Group AG	730,035	51,503,417
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	132,506	87,490,544
Rheinmetall AG	46,649	85,522,418
SAP SE	1,033,080	252,791,338
Siemens AG	762,622	214,197,523
Siemens Energy AG (a)	784,111	110,876,310
Volkswagen AG Preference Shares	209,121	25,432,115
		1,513,231,111
ITALY — 8.1%
Enel SpA	7,878,159	82,134,514
Eni SpA	2,001,236	37,934,692
Ferrari NV	122,365	45,800,899
Intesa Sanpaolo SpA	15,513,867	107,882,215
UniCredit SpA	1,579,703	131,576,673
		405,328,993
Security Description	Shares	Value
NETHERLANDS — 13.5%
Adyen NV (a) (b)	30,024	$48,484,842
Argenx SE (a)	62,457	52,579,185
ASML Holding NV	393,632	425,964,429
ING Groep NV (c)	3,064,255	86,407,570
Koninklijke Ahold Delhaize NV	909,614	37,251,504
Wolters Kluwer NV	235,797	24,464,165
		675,151,695
SPAIN — 10.5%
Banco Bilbao Vizcaya Argentaria SA	5,844,729	137,630,119
Banco Santander SA	15,095,699	178,532,558
Iberdrola SA	6,214,628	134,771,847
Industria de Diseno Textil SA (c)	1,127,092	74,578,035
		525,512,559
UNITED STATES — 5.5%
Sanofi SA	1,154,930	112,202,083
Schneider Electric SE	585,286	161,467,783
		273,669,866
TOTAL COMMON STOCKS (Cost $3,991,661,915)		4,998,709,914
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	1,213,550	1,213,550
State Street Navigator Securities Lending Portfolio II (f) (g)	84,723,191	84,723,191
TOTAL SHORT-TERM INVESTMENTS (Cost $85,936,741)		85,936,741
TOTAL INVESTMENTS — 101.3% (Cost $4,077,598,656)		5,084,646,655
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(65,655,061)
NET ASSETS — 100.0%		$5,018,991,594
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex EURO STOXX 50 Index (long)	277	03/20/2026	$18,776,445	$19,002,105	$225,660

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,998,709,914	$—	$—	$4,998,709,914
Short-Term Investments	85,936,741	—	—	85,936,741
TOTAL INVESTMENTS	$5,084,646,655	$—	$—	$5,084,646,655
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$225,660	$—	$—	$225,660
TOTAL OTHER FINANCIAL INSTRUMENTS:	$225,660	$—	$—	$225,660

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,900,692	$1,900,692	$40,186,332	$40,873,474	$—	$—	1,213,550	$1,213,550	$12,731
State Street Navigator Securities Lending Portfolio II	29,592,972	29,592,972	574,876,969	519,746,750	—	—	84,723,191	84,723,191	99,324
Total		$31,493,664	$615,063,301	$560,620,224	$—	$—		$85,936,741	$112,055
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 101.0%
CHINA — 40.8%
360 Security Technology, Inc. Class A	14,100	$22,564
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,588	59,467
3SBio, Inc. (a) (b)	58,500	181,734
5I5J Holding Group Co. Ltd. Class A	65,600	27,443
AAC Technologies Holdings, Inc.	40,000	200,424
Addsino Co. Ltd. Class A (c)	22,108	104,554
Advanced Technology & Materials Co. Ltd. Class A	156,151	470,022
AECC Aero-Engine Control Co. Ltd. Class A	72,194	220,410
AECC Aviation Power Co. Ltd. Class A	9,728	55,790
Aerospace Hi-Tech Holdings Group Ltd. Class A (c)	28,967	118,151
Agora, Inc. ADR (c)	1,171	4,766
Agricultural Bank of China Ltd. Class H	1,530,703	1,136,695
Air China Ltd. Class H (b) (c)	213,414	193,851
Airtac International Group	12,088	357,787
AK Medical Holdings Ltd. (a) (b)	10,000	7,323
Akeso, Inc. (a) (b) (c)	39,000	566,198
Alibaba Group Holding Ltd.	805,904	14,785,520
A-Living Smart City Services Co. Ltd. Class H (a) (b)	13,000	3,808
All Winner Technology Co. Ltd. Class A	16,962	102,137
Alpha Group Class A (c)	29,085	36,877
Alphamab Oncology (a) (c)	36,000	45,327
Aluminum Corp. of China Ltd. Class H	394,304	616,520
Angang Steel Co. Ltd. Class H (c)	201,616	48,957
Anhui Conch Cement Co. Ltd. Class H	98,860	280,443
Anhui Expressway Co. Ltd. Class H	32,000	53,775
Anhui Guangxin Agrochemical Co. Ltd. Class A	36,500	60,032
Anhui Gujing Distillery Co. Ltd. Class B	8,500	95,391
Anhui Honglu Steel Construction Group Co. Ltd. Class A	6,960	16,393
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	68,880	57,335
Anhui Jinhe Industrial Co. Ltd. Class A	10,907	32,440
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	32,280	37,691
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A (c)	37,300	70,860
ANTA Sports Products Ltd.	65,525	678,106
Security Description	Shares	Value
Antong Holdings Co. Ltd. Class A (c)	227,300	$179,757
Aotecar New Energy Technology Group Co. Ltd. Class A	164,500	70,231
Apeloa Pharmaceutical Co. Ltd. Class A	22,300	51,980
Ascentage Pharma Group International (a) (c)	5,400	36,250
Autohome, Inc. ADR	3,201	71,254
Avary Holding Shenzhen Co. Ltd. Class A	8,200	59,421
AviChina Industry & Technology Co. Ltd. Class H (b)	252,000	128,533
Avicopter PLC Class A	34,166	176,852
Bafang Electric Suzhou Co. Ltd. Class A	3,228	14,142
BAIC Motor Corp. Ltd. Class H (a) (c)	115,000	28,515
Baidu, Inc. Class A (c)	107,990	1,824,460
Bank of China Ltd. Class H	3,730,466	2,137,583
Bank of Communications Co. Ltd. Class H	1,131,975	938,041
Bank of Jiangsu Co. Ltd. Class A	81,150	120,912
Bank of Nanjing Co. Ltd. Class A	54,900	89,901
Bank of Ningbo Co. Ltd. Class A	31,460	126,607
Bank of Shanghai Co. Ltd. Class A	48,200	69,745
Baoshan Iron & Steel Co. Ltd. Class A	79,867	85,245
BBMG Corp. Class H (b)	119,000	11,161
Beibuwan Port Co. Ltd. Class A	31,500	42,331
Beijing BDStar Navigation Co. Ltd. Class A (c)	28,600	186,147
Beijing Capital International Airport Co. Ltd. Class H (c)	58,000	20,567
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	3,250	6,205
Beijing Easpring Material Technology Co. Ltd. Class A	20,600	170,586
Beijing Enterprises Holdings Ltd.	43,500	177,834
Beijing Enterprises Water Group Ltd.	280,000	88,495
Beijing Jetsen Technology Co. Ltd. Class A	150,800	119,258
Beijing Leike Defense Technology Co. Ltd. Class A (c)	246,400	443,029
Beijing Shiji Information Technology Co. Ltd. Class A	21,380	33,173
Beijing SL Pharmaceutical Co. Ltd. Class A	20,634	21,787
BGI Genomics Co. Ltd. Class A (c)	400	2,599
Biem.L.Fdlkk Garment Co. Ltd. Class A	14,460	30,992
Bilibili, Inc. Class Z (c)	11,484	284,610
Blue Sail Medical Co. Ltd. Class A (c)	20,700	16,608
BOE Technology Group Co. Ltd. Class A	100,800	60,798

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BOE Technology Group Co. Ltd. Class B	112,600	$41,808
Bosideng International Holdings Ltd.	116,000	66,469
B-Soft Co. Ltd. Class A (c)	103,910	72,053
BTG Hotels Group Co. Ltd. Class A	14,700	35,276
BYD Co. Ltd. Class H	164,480	2,014,925
BYD Electronic International Co. Ltd. (b)	45,000	194,488
Cambricon Technologies Corp. Ltd. Class A (c)	796	154,588
Canaan, Inc. ADR (c)	4,653	3,211
CanSino Biologics, Inc. Class H (a) (c)	4,000	17,946
CECEP Solar Energy Co. Ltd. Class A	70,100	44,591
CECEP Wind-Power Corp. Class A	357,000	150,882
CETC Cyberspace Security Technology Co. Ltd. Class A	9,138	26,891
CETC Digital Technology Co. Ltd. Class A	14,000	59,450
CETC Potevio Science&Technology Co. Ltd. Class A	18,996	93,865
CGN New Energy Holdings Co. Ltd.	70,000	22,394
CGN Nuclear Technology Development Co. Ltd. Class A (c)	35,500	46,028
CGN Power Co. Ltd. Class H (a)	723,000	272,164
Changchun Faway Automobile Components Co. Ltd. Class A	27,990	40,101
Changchun High-Tech Industry Group Co. Ltd. Class A	600	7,956
Changjiang Securities Co. Ltd. Class A	40,974	47,842
Chengdu Hongqi Chain Co. Ltd. Class A	59,149	50,336
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	8,745	37,549
Chengxin Lithium Group Co. Ltd. Class A (c)	8,000	39,462
China Baoan Group Co. Ltd. Class A	48,343	68,221
China Cinda Asset Management Co. Ltd. Class H (b)	634,600	104,360
China CITIC Bank Corp. Ltd. Class H	464,341	414,020
China Coal Energy Co. Ltd. Class H (b)	72,000	92,041
China Communications Services Corp. Ltd. Class H	66,000	37,988
China Conch Environment Protection Holdings Ltd. (c)	80,083	5,762
Security Description	Shares	Value
China Conch Venture Holdings Ltd.	84,583	$102,149
China Construction Bank Corp. Class H	4,510,647	4,456,462
China Dongxiang Group Co. Ltd.	232,000	13,115
China Eastern Airlines Corp. Ltd. Class H (c)	102,000	69,848
China Education Group Holdings Ltd.	26,321	10,483
China Everbright Bank Co. Ltd. Class A	161,959	80,980
China Everbright Environment Group Ltd. (b)	234,000	144,907
China Everbright Ltd. (b)	58,000	67,139
China Feihe Ltd. (a)	92,000	47,989
China Galaxy Securities Co. Ltd. Class A	22,300	50,223
China Galaxy Securities Co. Ltd. Class H	201,100	259,142
China Gas Holdings Ltd.	150,872	148,866
China Great Wall Securities Co. Ltd. Class A	16,300	23,820
China International Capital Corp. Ltd. Class H (a)	49,200	123,703
China International Marine Containers Group Co. Ltd. Class H	84,900	101,987
China Jinmao Holdings Group Ltd.	289,552	45,013
China Kings Resources Group Co. Ltd. Class A	34,975	93,601
China Lesso Group Holdings Ltd.	83,000	49,479
China Life Insurance Co. Ltd. Class H	464,261	1,633,130
China Lilang Ltd.	39,000	16,786
China Literature Ltd. (a) (b) (c)	5,000	21,186
China Longyuan Power Group Corp. Ltd. Class H (b)	274,637	234,289
China Medical System Holdings Ltd. (b)	89,000	147,504
China Meheco Group Co. Ltd. Class A	95,242	140,954
China Meidong Auto Holdings Ltd.	14,000	2,284
China Mengniu Dairy Co. Ltd.	194,041	371,703
China Merchants Bank Co. Ltd. Class A	90,645	546,731
China Merchants Bank Co. Ltd. Class H (b)	147,946	1,003,604
China Merchants Port Holdings Co. Ltd.	168,831	328,400
China Merchants Securities Co. Ltd. Class A	26,791	63,869
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	29,478	36,489
China Minsheng Banking Corp. Ltd. Class H	290,220	146,536
China National Building Material Co. Ltd. Class H	174,003	114,459

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	14,051	$92,842
China Oilfield Services Ltd. Class H	70,557	63,364
China Overseas Land & Investment Ltd.	207,669	326,838
China Overseas Property Holdings Ltd. (b)	127,361	73,961
China Pacific Insurance Group Co. Ltd. Class A	13,700	82,259
China Pacific Insurance Group Co. Ltd. Class H	163,397	738,944
China Petroleum & Chemical Corp. Class H	1,043,421	626,039
China Power International Development Ltd. (b)	404,000	167,652
China Railway Group Ltd. Class H	358,000	176,160
China Rare Earth Resources & Technology Co. Ltd. Class A (c)	14,000	93,147
China Resources Beer Holdings Co. Ltd.	103,590	348,960
China Resources Building Materials Technology Holdings Ltd. (b)	34,000	6,771
China Resources Gas Group Ltd.	49,700	144,436
China Resources Land Ltd.	161,232	563,437
China Resources Medical Holdings Co. Ltd. (b)	34,500	14,228
China Resources Power Holdings Co. Ltd. (b)	133,695	297,329
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	14,148	57,687
China Shenhua Energy Co. Ltd. Class H (b)	197,023	982,141
China South City Holdings Ltd. (c)	180,000	2,474
China Southern Airlines Co. Ltd. Class H (c)	148,000	110,665
China State Construction Engineering Corp. Ltd. Class A	113,400	83,345
China Taiping Insurance Holdings Co. Ltd.	70,341	168,905
China Testing & Certification International Group Co. Ltd. Class A	43,956	38,289
China Tourism Group Duty Free Corp. Ltd. Class A	8,100	109,734
China Tower Corp. Ltd. Class H (a)	264,800	393,279
China TransInfo Technology Co. Ltd. Class A (c)	20,733	34,961
China Travel International Investment Hong Kong Ltd. (b) (c)	132,000	21,877
China Vanke Co. Ltd. Class A (c)	38,910	25,922
China Vanke Co. Ltd. Class H (b) (c)	79,600	33,544
China Yangtze Power Co. Ltd. Class A	81,600	317,868
Security Description	Shares	Value
China Yongda Automobiles Services Holdings Ltd.	49,500	$11,193
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,000	90,104
Chinasoft International Ltd. (b)	110,000	70,238
Chlitina Holding Ltd.	19,573	62,917
Chongqing Changan Automobile Co. Ltd. Class A	24,126	40,994
Chongqing Changan Automobile Co. Ltd. Class B	113,556	62,151
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	47,511	63,780
Chongqing Gas Group Corp. Ltd. Class A	127,500	100,284
Chongqing Rural Commercial Bank Co. Ltd. Class H	114,000	90,075
Chongqing Zhifei Biological Products Co. Ltd. Class A (c)	10,600	28,657
Chongqing Zongshen Power Machinery Co. Ltd. Class A	40,000	124,299
Chow Tai Seng Jewellery Co. Ltd. Class A	19,332	33,734
CITIC Ltd.	336,000	520,609
CITIC Resources Holdings Ltd.	2,000	103
CITIC Securities Co. Ltd. Class A	31,075	127,818
CITIC Securities Co. Ltd. Class H	143,350	504,630
CITIC Telecom International Holdings Ltd.	113,000	35,859
CMOC Group Ltd. Class H	246,000	608,086
CMST Development Co. Ltd. Class A	70,300	56,603
Consun Pharmaceutical Group Ltd.	92,400	185,667
Contemporary Amperex Technology Co. Ltd. Class A	17,081	898,741
COSCO SHIPPING Development Co. Ltd. Class H	689,339	92,992
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	145,215	179,105
COSCO SHIPPING Holdings Co. Ltd. Class A	121,700	264,673
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	86,450	152,719
COSCO SHIPPING Ports Ltd.	41,291	29,708
Country Garden Services Holdings Co. Ltd.	45,865	35,532
CQ Pharmaceutical Holding Co. Ltd. Class A	51,600	43,025
CSC Financial Co. Ltd. Class A	11,300	43,339
CSG Holding Co. Ltd. Class B	118,650	26,067
CSPC Pharmaceutical Group Ltd.	474,320	513,717
CStone Pharmaceuticals (a) (c)	33,500	22,682
CTS International Logistics Corp. Ltd. Class A	44,180	38,610
Daan Gene Co. Ltd. Class A (c)	39,657	33,862
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	331,200	362,994

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Daqo New Energy Corp. ADR (c)	2,519	$74,310
Datang International Power Generation Co. Ltd. Class H (b)	178,000	50,540
Dazhong Transportation Group Co. Ltd. Class B	66,050	13,144
Deppon Logistics Co. Ltd. Class A	20,100	39,365
DHC Software Co. Ltd. Class A	57,874	75,867
Digital China Group Co. Ltd. Class A	19,200	107,031
Digital China Information Service Group Co. Ltd. Class A (c)	26,100	61,885
Do-Fluoride New Materials Co. Ltd. Class A	9,059	44,010
Dongfang Electric Corp. Ltd. Class H (b)	5,400	17,344
Dongfeng Motor Group Co. Ltd. Class H (c)	260,468	295,154
Dongyue Group Ltd.	71,000	98,699
Double Medical Technology, Inc. Class A	8,100	54,971
East Buy Holding Ltd. (a) (b) (c)	22,000	50,651
East Money Information Co. Ltd. Class A	11,100	36,862
Ecovacs Robotics Co. Ltd. Class A	8,200	94,782
Eoptolink Technology, Inc. Ltd. Class A	4,600	283,963
Eve Energy Co. Ltd. Class A	18,100	170,525
Everbright Securities Co. Ltd. Class A	20,438	51,388
Far East Horizon Ltd.	27,000	27,890
FAW Jiefang Group Co. Ltd. Class A	28,800	27,975
FIH Mobile Ltd. (c)	11,400	28,546
First Tractor Co. Ltd. Class H (b)	40,000	42,963
Flat Glass Group Co. Ltd. Class A (c)	19,400	43,553
Flat Glass Group Co. Ltd. Class H (c)	19,000	23,019
Focus Media Information Technology Co. Ltd. Class A	65,200	68,843
Foran Energy Group Co. Ltd. Class A	35,328	61,344
Foshan Haitian Flavouring & Food Co. Ltd. Class A	19,701	104,489
Foxconn Industrial Internet Co. Ltd. Class A	77,700	690,733
Fufeng Group Ltd.	63,000	63,781
Fujian Star-net Communication Co. Ltd. Class A	43,800	190,136
Fujian Sunner Development Co. Ltd. Class A	10,700	25,355
Full Truck Alliance Co. Ltd. ADR	22,707	243,646
Fuyao Glass Industry Group Co. Ltd. Class A	19,110	177,330
Ganfeng Lithium Group Co. Ltd. Class A	10,592	95,435
Ganfeng Lithium Group Co. Ltd. Class H (a) (b)	14,200	94,776
Security Description	Shares	Value
Gaotu Techedu, Inc. ADR (b) (c)	5,490	$12,737
GCL System Integration Technology Co. Ltd. Class A (c)	55,811	22,389
GCL Technology Holdings Ltd. (c)	181,000	24,650
GDS Holdings Ltd. Class A (c)	38,820	168,078
Geely Automobile Holdings Ltd.	300,709	691,551
Genimous Technology Co. Ltd. Class A (c)	31,300	38,699
Genscript Biotech Corp. (c)	52,000	82,976
Getein Biotech, Inc. Class A	25,128	30,132
GF Securities Co. Ltd. Class H (b)	60,400	136,654
Giant Network Group Co. Ltd. Class A	16,999	105,429
GigaDevice Semiconductor, Inc. Class A	3,428	105,223
Ginlong Technologies Co. Ltd. Class A	2,900	29,669
GoerTek, Inc. Class A	20,143	82,910
Goke Microelectronics Co. Ltd. Class A	6,800	104,845
Goldenmax International Group Ltd. Class A	123,500	295,659
Goldwind Science & Technology Co. Ltd. Class A	26,137	76,389
Goldwind Science & Technology Co. Ltd. Class H	15,459	26,634
GoodWe Technologies Co. Ltd. Class A (c)	3,323	29,579
Gotion High-tech Co. Ltd. Class A	34,264	191,988
Grandblue Environment Co. Ltd. Class A	47,928	196,383
Great Wall Motor Co. Ltd. Class H	197,992	389,192
Greentown China Holdings Ltd. (b)	60,500	65,836
Grinm Advanced Materials Co. Ltd. Class A	22,200	64,660
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (c)	91,600	120,866
Guangdong Haid Group Co. Ltd. Class A	7,762	61,585
Guangdong Hongda Holdings Group Co. Ltd. Class A	14,700	100,668
Guangdong Investment Ltd.	184,000	160,514
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,400	4,254
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	25,600	52,301
Guangshen Railway Co. Ltd. Class H	36,500	10,176
Guangzhou Automobile Group Co. Ltd. Class H	194,844	102,385
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	46,000	104,724
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (c)	5,400	41,173

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	111,477	$251,544
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	7,192	29,222
Guangzhou R&F Properties Co. Ltd. Class H (b) (c)	120,976	7,927
Guangzhou Restaurant Group Co. Ltd. Class A	12,400	31,320
Guangzhou Tinci Materials Technology Co. Ltd. Class A	9,520	63,190
Guizhou Panjiang Refined Coal Co. Ltd. Class A	71,984	48,058
Guocheng Mining Co. Ltd. Class A (c)	29,900	119,087
Guolian Minsheng Securities Co. Ltd. Class A	1,500	2,186
Guosen Securities Co. Ltd. Class A	26,923	50,606
Guosheng Securities, Inc. Class A (c)	1,900	4,584
Guotai Haitong Securities Co. Ltd.	34,817	102,506
Guotai Haitong Securities Co. Ltd. Class H (a)	105,160	224,817
H World Group Ltd.	93,820	444,782
Haidilao International Holding Ltd. (a) (b)	35,000	64,078
Haier Smart Home Co. Ltd. Class A	21,420	80,065
Haier Smart Home Co. Ltd. Class H	114,898	358,415
Hainan Strait Shipping Co. Ltd. Class A	167,475	292,004
Haisco Pharmaceutical Group Co. Ltd. Class A	13,600	99,994
Haitian International Holdings Ltd.	35,000	99,647
Hangcha Group Co. Ltd. Class A	36,904	140,479
Hangjin Technology Co. Ltd. Class A (c)	3,800	10,507
Hangzhou Chang Chuan Technology Co. Ltd. Class A	8,300	120,470
Hangzhou GreatStar Industrial Co. Ltd.	30,700	149,631
Hangzhou Oxygen Plant Group Co. Ltd. Class A	16,000	68,470
Hangzhou Robam Appliances Co. Ltd. Class A	10,514	29,147
Hangzhou Silan Microelectronics Co. Ltd. Class A	13,363	54,390
Hangzhou Tigermed Consulting Co. Ltd. Class A	8,300	67,423
Han's Laser Technology Industry Group Co. Ltd. Class A	8,057	47,546
Hansoh Pharmaceutical Group Co. Ltd. (a) (b)	40,000	185,418
Harbin Boshi Automation Co. Ltd. Class A	25,089	60,423
Security Description	Shares	Value
Health & Happiness H&H International Holdings Ltd.	13,000	$21,913
Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	3,000	6,894
Hefei Meiya Optoelectronic Technology, Inc. Class A	11,152	32,865
Hello Group, Inc. ADR	8,660	56,723
Henan Lingrui Pharmaceutical Co. Class A	26,800	79,517
Henan Shuanghui Investment & Development Co. Ltd. Class A	23,192	87,951
Henan Yicheng New Energy Co. Ltd. Class A (c)	150,500	104,790
Henan Yuguang Gold & Lead Co. Ltd. Class A	26,300	44,273
Hengan International Group Co. Ltd.	61,000	218,655
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	30,755	85,921
Hengli Petrochemical Co. Ltd. Class A	20,733	66,922
Hesai Group ADR (c)	3,070	68,768
Hexing Electrical Co. Ltd. Class A	14,300	74,574
Hiconics Eco-energy Technology Co. Ltd. Class A (c)	528,600	450,601
High Templar Tech Ltd. ADR (c)	7,816	27,747
Hisense Home Appliances Group Co. Ltd. Class A	28,000	99,525
Hongyuan Green Energy Co. Ltd. Class A (c)	16,435	71,815
Horizon Construction Development Ltd.	33	5
Horizon Robotics (b) (c)	418,200	465,293
Hua Hong Semiconductor Ltd. Class H (a) (c)	25,000	238,646
Huabao Flavours & Fragrances Co. Ltd. Class A	1,700	4,525
Huadian Power International Corp. Ltd. Class H	116,000	60,657
Huadong Medicine Co. Ltd. Class A	12,086	68,309
Huafon Chemical Co. Ltd. Class A	48,300	76,118
Hualan Biological Engineering, Inc. Class A	15,273	33,106
Huaneng Power International, Inc. Class H	196,472	144,637
Huangshan Tourism Development Co. Ltd. Class B	43,800	30,967
Huatai Securities Co. Ltd. Class A	38,714	130,841
Huatai Securities Co. Ltd. Class H (a)	39,800	96,234
Huayu Automotive Systems Co. Ltd. Class A	14,051	40,261
Hubei Dinglong Co. Ltd. Class A	4,700	25,318
Huizhou Desay Sv Automotive Co. Ltd. Class A	8,100	139,604
Hunan Aihua Group Co. Ltd. Class A	11,800	28,368

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hundsun Technologies, Inc. Class A	13,872	$59,920
HUYA, Inc. ADR (b)	3,168	9,124
Hytera Communications Corp. Ltd. Class A (c)	69,076	112,027
HyUnion Holding Co. Ltd. Class A (c)	161,000	208,979
Iflytek Co. Ltd. Class A	9,040	65,132
IKD Co. Ltd. Class A	20,400	58,745
Industrial & Commercial Bank of China Ltd. Class H	3,670,028	2,965,822
Industrial Bank Co. Ltd. Class A	77,000	232,325
INESA Intelligent Tech, Inc. Class B	304,900	198,490
Inner Mongolia Berun Chemical Co. Ltd. Class A	37,000	39,439
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	37,000	147,948
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	109,755	75,791
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	16,500	67,608
Inner Mongolia Yitai Coal Co. Ltd. Class B	71,181	135,956
InnoCare Pharma Ltd. Class H (a) (c)	25,000	39,507
Innovent Biologics, Inc. (a) (c)	45,500	445,735
Intco Medical Technology Co. Ltd. Class A	4,680	26,082
iQIYI, Inc. ADR (b) (c)	13,574	26,062
JA Solar Technology Co. Ltd. Class A (c)	18,484	30,321
Jason Furniture Hangzhou Co. Ltd. Class A	8,110	35,717
JD Health International, Inc. (a) (c)	42,500	303,045
JD.com, Inc. Class A	112,047	1,606,532
Jiajiayue Group Co. Ltd. Class A	15,300	25,931
Jiangsu Eastern Shenghong Co. Ltd. Class A (c)	15,000	23,403
Jiangsu Expressway Co. Ltd. Class H	200,299	257,081
Jiangsu Guotai International Group Co. Ltd. Class A	81,653	105,635
Jiangsu Hengli Hydraulic Co. Ltd. Class A	8,082	127,263
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	27,956	238,589
Jiangsu Hoperun Software Co. Ltd. Class A	13,400	95,029
Jiangsu King's Luck Brewery JSC Ltd. Class A	8,200	40,859
Jiangsu Shagang Co. Ltd. Class A	71,700	59,066
Jiangsu Yanghe Distillery Co. Ltd. Class A	5,800	50,472
Jiangsu Yangnong Chemical Co. Ltd. Class A	8,080	80,326
Security Description	Shares	Value
Jiangsu Yoke Technology Co. Ltd. Class A	19,500	$207,014
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	13,655	74,751
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (c) (d)	42,100	—
Jiangxi Copper Co. Ltd. Class H	148,578	818,530
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	16,700	150,875
JinkoSolar Holding Co. Ltd. ADR	1,181	30,482
Jinneng Science&Technology Co. Ltd. Class A	118,900	104,081
JiuGui Liquor Co. Ltd. Class A	400	3,128
Jizhong Energy Resources Co. Ltd. Class A	104,154	80,280
JL Mag Rare-Earth Co. Ltd. Class A	4,820	23,555
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	25,600	42,361
Joinn Laboratories China Co. Ltd. Class A	22,032	110,508
Jointown Pharmaceutical Group Co. Ltd. Class A	51,420	37,718
Joyoung Co. Ltd. Class A	19,700	29,466
JOYY, Inc. ADR	2,298	148,818
Kama Co. Ltd. Class B (c)	171,649	5,149
Kandi Technologies Group, Inc. (b) (c)	3,226	2,540
Kanzhun Ltd. ADR	10,554	215,091
KE Holdings, Inc. ADR	26,175	412,518
Keshun Waterproof Technologies Co. Ltd. Class A	6,120	4,822
Kingboard Holdings Ltd.	60,200	227,079
KingClean Electric Co. Ltd. Class A (c)	14,640	66,552
Kingdee International Software Group Co. Ltd. (c)	136,000	232,214
Kingsoft Cloud Holdings Ltd. (b) (c)	102,390	72,483
Kingsoft Corp. Ltd. (b)	58,200	212,656
Kuaishou Technology (a)	91,394	750,902
Kuang-Chi Technologies Co. Ltd. Class A (c)	24,200	169,054
Kunlun Energy Co. Ltd.	248,000	236,737
Kweichow Moutai Co. Ltd. Class A	4,071	803,229
Laopu Gold Co. Ltd. Class H (b)	2,300	182,617
LB Group Co. Ltd. Class A	3,800	10,660
Lee & Man Paper Manufacturing Ltd. (b)	125,000	44,967
Lenovo Group Ltd.	405,703	482,663
Lens Technology Co. Ltd. Class A	7,600	32,959
LexinFintech Holdings Ltd. ADR	4,237	13,855
Li Auto, Inc. Class A (b) (c)	52,028	433,483
Li Ning Co. Ltd.	127,257	305,247
Lier Chemical Co. Ltd. Class A	66,160	123,695
Lifetech Scientific Corp. (b) (c)	136,000	27,258

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Lingyi iTech Guangdong Co. Class A	33,400	$74,361
Livzon Pharmaceutical Group, Inc. Class H	23,397	85,730
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	4,700	15,723
Longfor Group Holdings Ltd. (a) (b)	78,322	86,136
LONGi Green Energy Technology Co. Ltd. Class A (c)	42,066	109,686
Luenmei Quantum Co. Ltd. Class A	165,800	166,989
Lufax Holding Ltd. ADR (c)	1,912	4,895
Lushang Freda Pharmaceutical Co. Ltd. Class A	300	316
Luxshare Precision Industry Co. Ltd. Class A	35,816	290,994
Luye Pharma Group Ltd. (a) (b) (c)	115,000	40,483
Luzhou Laojiao Co. Ltd. Class A	7,075	117,803
Maanshan Iron & Steel Co. Ltd. Class A (c)	153,676	92,911
Mango Excellent Media Co. Ltd. Class A	1,400	4,898
Maxscend Microelectronics Co. Ltd. Class A	2,592	30,258
Mayinglong Pharmaceutical Group Co. Ltd. Class A	14,500	58,167
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	36,650	27,724
Meitu, Inc. (a) (b)	148,000	133,102
Meituan Class B (a) (c)	224,417	2,978,387
Metallurgical Corp. of China Ltd. Class H	248,000	58,308
Microport Scientific Corp. (b) (c)	41,363	57,500
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	6,900	55,131
Ming Yuan Cloud Group Holdings Ltd. (b)	25,000	10,567
MINISO Group Holding Ltd. ADR (b)	4,145	77,719
Minth Group Ltd.	58,000	236,367
MLS Co. Ltd. Class A	24,368	33,410
Montnets Cloud Technology Group Co. Ltd. Class A (c)	14,700	25,609
Muyuan Foods Co. Ltd. Class A	23,274	168,654
NanJi E-Commerce Co. Ltd. Class A	30,853	14,896
Nanjing Hanrui Cobalt Co. Ltd. Class A	37,700	244,188
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	16,347	21,148
NARI Technology Co. Ltd. Class A	36,194	116,568
NAURA Technology Group Co. Ltd. Class A	929	61,101
NavInfo Co. Ltd. Class A (c)	21,715	28,031
NetDragon Websoft Holdings Ltd.	36,000	48,333
NetEase, Inc.	85,370	2,353,749
Security Description	Shares	Value
New China Life Insurance Co. Ltd. Class A	8,057	$80,455
New China Life Insurance Co. Ltd. Class H	45,400	317,015
New Hope Liuhe Co. Ltd. Class A	23,484	31,021
New Oriental Education & Technology Group, Inc.	78,510	426,063
Newborn Town, Inc. (c)	74,000	106,387
Newland Digital Technology Co. Ltd. Class A	15,033	60,994
Ningbo Huaxiang Electronic Co. Ltd. Class A	17,100	77,073
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,400	20,545
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,600	94,323
Ningbo Tuopu Group Co. Ltd. Class A	25,855	285,889
Ningbo Xusheng Group Co. Ltd. Class A	16,208	37,571
NIO, Inc. ADR (c)	62,482	318,658
Niu Technologies ADR (b) (c)	2,188	6,630
Noah Holdings Ltd. ADR	1,625	16,315
Nongfu Spring Co. Ltd. Class H (a)	36,400	219,050
Offcn Education Technology Co. Ltd. Class A (c)	22,900	8,989
Offshore Oil Engineering Co. Ltd. Class A	23,091	18,162
OmniVision Integrated Circuits Group, Inc.	4,855	87,571
Oppein Home Group, Inc. Class A	8,038	59,986
Orient Securities Co. Ltd. Class A	32,284	50,415
PCI Technology Group Co. Ltd. Class A (c)	40,990	39,229
PDD Holdings, Inc. ADR (c)	30,598	3,469,507
People's Insurance Co. Group of China Ltd. Class A	20,800	26,671
People's Insurance Co. Group of China Ltd. Class H	313,000	271,440
Perfect World Co. Ltd. Class A	14,444	33,917
PetroChina Co. Ltd. Class A	239,651	357,419
PetroChina Co. Ltd. Class H	607,208	653,742
Pharmaron Beijing Co. Ltd. Class A	11,100	45,211
PhiChem Corp. Class A	8,500	27,290
PICC Property & Casualty Co. Ltd. Class H	324,433	681,920
Ping An Bank Co. Ltd. Class A	89,040	145,552
Ping An Insurance Group Co. of China Ltd. Class A	26,832	262,940
Ping An Insurance Group Co. of China Ltd. Class H	287,182	2,403,791
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	74,800	84,338
Poly Developments & Holdings Group Co. Ltd. Class A	38,910	34,005
Poly Property Group Co. Ltd. (b)	168,155	43,208

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pop Mart International Group Ltd. (a) (b)	24,000	$578,763
Postal Savings Bank of China Co. Ltd. Class H (a)	245,000	167,457
Pylon Technologies Co. Ltd. Class A	2,248	18,300
Qfin Holdings, Inc. ADR	2,632	50,719
Qianhe Condiment & Food Co. Ltd. Class A	29,462	41,492
Qingdao East Steel Tower Stock Co. Ltd. Class A	118,700	313,758
Rainbow Digital Commercial Co. Ltd. Class A	25,000	19,807
Red Avenue New Materials Group Co. Ltd. Class A	2,100	13,280
Remegen Co. Ltd. Class H (a) (c)	11,500	106,379
RLX Technology, Inc. ADR	36,292	84,560
Roshow Technology Co. Ltd. Class A (c)	134,400	155,967
SAIC Motor Corp. Ltd. Class A	24,859	54,206
Sailun Group Co. Ltd. Class A	51,600	119,612
Sany Heavy Industry Co. Ltd. Class A	30,558	92,506
Satellite Chemical Co. Ltd. Class A	41,791	105,855
Seazen Group Ltd. (b) (c)	46,952	12,366
Seazen Holdings Co. Ltd. Class A (c)	11,791	23,565
SF Holding Co. Ltd. Class A	10,100	55,449
Shaanxi Coal Industry Co. Ltd. Class A	44,700	136,534
Shandong Dawn Polymer Co. Ltd. Class A	128,100	441,930
Shandong Denghai Seeds Co. Ltd. Class A	31,300	42,780
Shandong Gold Mining Co. Ltd. Class A	24,820	137,649
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	13,100	158,609
Shandong Linglong Tyre Co. Ltd. Class A	12,970	26,999
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	126,400	81,522
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	22,700	50,116
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	21,060	25,284
Shanghai AtHub Co. Ltd. Class A	36,224	157,923
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	21,936	68,543
Shanghai Baosight Software Co. Ltd. Class A	14,257	42,302
Shanghai Baosight Software Co. Ltd. Class B	70,814	72,372
Shanghai Belling Co. Ltd. Class A	41,502	185,809
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	90,400	60,026
Security Description	Shares	Value
Shanghai Daimay Automotive Interior Co. Ltd. Class A	52,046	$65,319
Shanghai Electric Group Co. Ltd. Class H (c)	258,418	128,487
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	32,151	43,114
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	8,155	30,949
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	17,500	43,955
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	30,000	174,677
Shanghai Haixin Group Co. Class B	150,713	39,487
Shanghai Haohai Biological Technology Co. Ltd. Class H (a)	9,300	29,154
Shanghai Henlius Biotech, Inc. Class H (a) (c)	1,400	10,261
Shanghai Industrial Holdings Ltd.	25,000	46,220
Shanghai International Airport Co. Ltd. Class A	10,000	46,934
Shanghai International Port Group Co. Ltd. Class A	79,000	61,344
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	20,300	29,869
Shanghai Junshi Biosciences Co. Ltd. Class A (c)	6,919	33,862
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	124,264	49,830
Shanghai M&G Stationery, Inc. Class A	7,660	29,696
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	39,384	62,621
Shanghai Medicilon, Inc. Class A (c)	3,296	26,633
Shanghai MicroPort MedBot Group Co. Ltd. Class H (c)	16,000	49,952
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	39,700	58,044
Shanghai Pudong Development Bank Co. Ltd. Class A	58,600	104,440
Shanghai Putailai New Energy Technology Group Co. Ltd.	23,261	91,112
Shanghai RAAS Blood Products Co. Ltd. Class A	95,900	87,107
Shanghai Runda Medical Technology Co. Ltd. Class A	24,100	51,619
Shanghai Vital Microtech Co. Ltd. Class A	22,800	57,621
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,132	95,172
Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	121,900	33,766
Shanxi Blue Flame Holding Co. Ltd. Class A	163,400	154,739

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanxi Coking Coal Energy Group Co. Ltd. Class A	51,261	$47,149
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	28,495	48,172
Shanxi Meijin Energy Co. Ltd. Class A (c)	32,100	21,615
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	8,400	206,632
Shengda Resources Co. Ltd. Class A	17,800	78,953
Shengyi Technology Co. Ltd. Class A	16,300	166,761
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,311	33,343
Shenzhen Agricultural Power Group Co. Ltd. Class A	58,000	85,505
Shenzhen Aisidi Co. Ltd. Class A	41,700	75,156
Shenzhen Capchem Technology Co. Ltd. Class A	3,180	23,873
Shenzhen Das Intellitech Co. Ltd. Class A	94,683	38,660
Shenzhen Expressway Corp. Ltd. Class H (b)	29,000	26,491
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	30,951	93,874
Shenzhen Gas Corp. Ltd. Class A	37,400	35,364
Shenzhen Gongjin Electronics Co. Ltd. Class A (c)	82,600	136,090
Shenzhen H&T Intelligent Control Co. Ltd. Class A	63,000	353,091
Shenzhen Huaqiang Industry Co. Ltd. Class A	18,900	66,665
Shenzhen Investment Ltd. (b) (c)	176,197	17,883
Shenzhen Kangtai Biological Products Co. Ltd. Class A	4,920	10,411
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (c)	12,100	27,598
Shenzhen Kinwong Electronic Co. Ltd. Class A	9,820	102,829
Shenzhen Megmeet Electrical Co. Ltd. Class A	32,200	415,512
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	70,942
Shenzhen MTC Co. Ltd. Class A	97,300	103,434
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (c)	79,693	39,504
Shenzhen SC New Energy Technology Corp. Class A	600	8,218
Shenzhen Senior Technology Material Co. Ltd. Class A	10,540	23,028
Shenzhen Sunlord Electronics Co. Ltd. Class A	10,808	55,016
Shenzhen Ysstech Info-tech Co. Ltd. Class A (c)	45,600	147,319
Shenzhou International Group Holdings Ltd.	30,187	237,354
Security Description	Shares	Value
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (c)	41,700	$121,815
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	10,022	42,142
Sichuan New Energy Power Co. Ltd. Class A	12,500	20,863
Sichuan Yahua Industrial Group Co. Ltd. Class A	3,500	12,411
Sino Biopharmaceutical Ltd.	631,000	501,006
Sinofibers Technology Co. Ltd. Class A	18,100	105,800
Sinoma Science & Technology Co. Ltd. Class A	20,045	104,361
Sino-Ocean Group Holding Ltd. (c)	482,711	6,264
Sinopec Oilfield Service Corp. Class A (c)	119,200	36,887
Sinopec Oilfield Service Corp. Class H (c)	6,000	540
Sinopec Shanghai Petrochemical Co. Ltd. Class H	360,878	63,519
Sinopharm Group Co. Ltd. Class H	89,600	223,784
Sinotrans Ltd. Class H	135,000	84,120
Sinotruk Hong Kong Ltd.	17,000	60,325
SITC International Holdings Co. Ltd.	93,000	332,881
Skshu Paint Co. Ltd. Class A	21,404	141,887
Skyworth Digital Co. Ltd. Class A	26,000	43,880
Smoore International Holdings Ltd. (a) (b)	80,000	122,413
Sohu.com Ltd. ADR (c)	2,608	40,789
SooChow Securities Co. Ltd. Class A	38,039	49,375
State Grid Information & Communication Co. Ltd. Class A	6,000	13,874
STO Express Co. Ltd. Class A	17,194	33,058
Sun Art Retail Group Ltd.	124,500	27,672
Sunac China Holdings Ltd. (b) (c)	190,000	31,978
Sunac Services Holdings Ltd. (a) (b)	8,751	1,574
Sungrow Power Supply Co. Ltd. Class A	13,080	320,518
Suning Universal Co. Ltd. Class A	73,600	24,147
Sunny Optical Technology Group Co. Ltd.	41,029	345,532
Sunresin New Materials Co. Ltd. Class A	3,075	27,204
Suntak Technology Co. Ltd. Class A	70,500	137,971
Sunward Intelligent Equipment Co. Ltd. Class A	57,383	102,024
Sunwoda Electronic Co. Ltd. Class A	14,900	55,822
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	12,577	152,529
Suzhou Maxwell Technologies Co. Ltd. Class A	5,782	170,636
Taiji Computer Corp. Ltd. Class A	13,244	46,468

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
TAL Education Group ADR (c)	24,345	$265,604
TCL Electronics Holdings Ltd.	80,000	106,687
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (c)	25,375	31,155
Tencent Holdings Ltd.	258,996	19,931,728
Tencent Music Entertainment Group ADR	10,995	192,742
Tianma Microelectronics Co. Ltd. Class A (c)	18,866	24,407
Tianneng Power International Ltd. (b)	52,000	47,367
Tianshui Huatian Technology Co. Ltd. Class A	39,600	62,237
Tinergy Chemical Co. Ltd. Class A	77,735	54,571
Tingyi Cayman Islands Holding Corp.	166,383	252,027
Tong Ren Tang Technologies Co. Ltd. Class H	84,000	47,593
Tongcheng Travel Holdings Ltd.	32,000	92,257
TongFu Microelectronics Co. Ltd. Class A	20,000	108,024
Tongwei Co. Ltd. Class A (c)	20,600	60,561
Topchoice Medical Corp. Class A	8,099	46,657
TravelSky Technology Ltd. Class H	59,000	77,924
Trip.com Group Ltd.	23,229	1,653,352
Triumph New Energy Co. Ltd. Class H (c)	42,000	20,019
Tsingtao Brewery Co. Ltd. Class H	48,000	300,451
Tuya, Inc. ADR	5,608	11,833
Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,154	92,066
Uni-President China Holdings Ltd.	158,000	165,034
Unisplendour Corp. Ltd. Class A	14,267	50,282
Universal Scientific Industrial Shanghai Co. Ltd. Class A	16,300	70,058
Up Fintech Holding Ltd. ADR (c)	9,903	94,673
Valiant Co. Ltd. Class A	19,700	42,307
Victory Giant Technology Huizhou Co. Ltd. Class A	4,000	164,803
Vipshop Holdings Ltd. ADR	18,633	329,618
Visionox Technology, Inc. Class A (c)	128,100	158,199
Visual China Group Co. Ltd. Class A	18,276	62,343
Vnet Group, Inc. ADR (b) (c)	5,954	50,371
Walvax Biotechnology Co. Ltd. Class A	6,100	9,535
Wangneng Environment Co. Ltd. Class A	63,300	144,194
Wanhua Chemical Group Co. Ltd. Class A	10,907	119,822
Want Want China Holdings Ltd.	331,287	197,491
Wasu Media Holding Co. Ltd. Class A	30,000	32,536
Weichai Power Co. Ltd. Class A	76,344	188,127
Weichai Power Co. Ltd. Class H	29,000	70,232
Weimob, Inc. (a) (b) (c)	127,000	30,022
Security Description	Shares	Value
West China Cement Ltd. (b)	230,000	$91,604
Wingtech Technology Co. Ltd. Class A (c)	14,300	76,376
Winning Health Technology Group Co. Ltd. Class A	64,900	82,009
World Union Group, Inc. Class A (c)	14,900	6,084
Wuhan Guide Infrared Co. Ltd. Class A (c)	55,712	117,092
Wuliangye Yibin Co. Ltd. Class A	17,044	258,690
WUS Printed Circuit Kunshan Co. Ltd. Class A	17,518	183,388
Wushang Group Co. Ltd. Class A	1,000	1,450
WuXi AppTec Co. Ltd. Class A	18,840	244,652
Wuxi Biologics Cayman, Inc. (a) (c)	167,280	675,696
Wuxi Taiji Industry Ltd. Co. Class A	116,700	133,253
XD, Inc.	23,200	193,296
Xiamen Faratronic Co. Ltd. Class A	6,000	90,216
Xiamen Intretech, Inc. Class A	12,760	30,968
Xiamen ITG Group Corp. Ltd. Class A	34,300	35,332
Xiamen Kingdomway Group Co. Class A	16,200	45,746
Xianhe Co. Ltd. Class A	48,600	168,291
Xiaomi Corp. Class B (a) (c)	693,843	3,503,312
Xilinmen Furniture Co. Ltd. Class A	20,000	58,682
Xinhuanet Co. Ltd. Class A	15,950	44,400
Xinjiang Xintai Natural Gas Co. Ltd. Class A (c)	14,892	56,731
Xinte Energy Co. Ltd. Class H (c)	14,800	13,976
Xinyi Glass Holdings Ltd. (b)	210,196	223,334
Xinyi Solar Holdings Ltd. (b)	200,994	76,695
Xizang Zhufeng Resources Co. Ltd. Class A	8,400	18,100
XPeng, Inc. Class A (b) (c)	55,720	568,045
Xtep International Holdings Ltd.	77,071	52,579
Yadea Group Holdings Ltd. (a)	52,920	77,305
Yangzijiang Shipbuilding Holdings Ltd.	188,500	510,093
Yankuang Energy Group Co. Ltd. Class H	228,619	282,561
Yantai Changyu Pioneer Wine Co. Ltd. Class B	67,653	69,796
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	29,871	58,801
Yantai Eddie Precision Machinery Co. Ltd. Class A	18,381	49,850
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	8,647	87,747
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	123,700	273,985
Yeahka Ltd. (b) (c)	8,000	8,212
YGSOFT, Inc. Class A	59,561	51,796
Yidu Tech, Inc. (a) (b) (c)	22,000	14,839

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Yifan Pharmaceutical Co. Ltd. Class A	20,143	$34,515
Yifeng Pharmacy Chain Co. Ltd. Class A	17,324	53,908
Yihai International Holding Ltd. (b)	20,000	32,376
Yixintang Pharmaceutical Group Co. Ltd. Class A	10,200	18,793
Yonyou Network Technology Co. Ltd. Class A (c)	19,671	37,370
YTO Express Group Co. Ltd. Class A	23,300	54,812
Yum China Holdings, Inc.	21,430	1,023,068
YUNDA Holding Group Co. Ltd. Class A	20,830	20,114
Yunnan Energy New Material Co. Ltd. Class A (c)	8,100	65,729
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	72,200	328,419
Zai Lab Ltd. (c)	36,920	64,747
ZBOM Home Collection Co. Ltd. Class A	25,680	33,664
ZCZL Industrial Technology Group Co. Ltd. Class H	27,200	71,639
Zhaojin Mining Industry Co. Ltd. Class H	43,500	171,798
Zhejiang Akcome New Energy Technology Co. Ltd. (c) (d)	232,300	—
Zhejiang Crystal-Optech Co. Ltd. Class A	78,200	281,432
Zhejiang Dahua Technology Co. Ltd. Class A	43,332	117,581
Zhejiang Dingli Machinery Co. Ltd. Class A	8,720	70,760
Zhejiang Expressway Co. Ltd. Class H	191,840	176,719
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (c)	36,700	32,809
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,270	31,979
Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	14,736	80,373
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	11,480	45,394
Zhejiang Jingu Co. Ltd. Class A	94,600	119,132
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	25,160	68,415
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (c)	70,500	46,361
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	28,100	116,547
Zhejiang Medicine Co. Ltd. Class A	19,700	39,118
Zhejiang Meida Industrial Co. Ltd. Class A	29,900	35,769
Zhejiang Narada Power Source Co. Ltd. Class A (c)	21,700	48,312
Zhejiang NHU Co. Ltd. Class A	15,424	55,664
Security Description	Shares	Value
Zhejiang Semir Garment Co. Ltd. Class A	23,877	$18,541
Zhejiang Shibao Co. Ltd. Class A	43,900	129,563
Zhejiang Supor Co. Ltd. Class A	7,090	44,775
Zhejiang Wansheng Co. Ltd. Class A	203,500	306,710
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	31,500	40,661
Zhejiang Yasha Decoration Co. Ltd. Class A	61,034	33,140
Zhejiang Yongtai Technology Co. Ltd. Class A (c)	26,007	92,851
Zhihu, Inc. ADR (c)	1,023	3,355
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	14,000	28,941
Zhongji Innolight Co. Ltd. Class A	3,800	332,094
Zhongsheng Group Holdings Ltd.	35,000	52,252
Zhongtian Financial Group Co. Ltd. Class A (c) (d)	92,600	—
Zhuhai Zhumian Group Co. Ltd. Class A (c)	49,400	48,197
Zhuzhou CRRC Times Electric Co. Ltd. Class H	46,600	225,232
Zijin Mining Group Co. Ltd. Class H	470,506	2,155,617
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	67,995	84,069
ZTE Corp. Class A	8,057	43,679
ZTE Corp. Class H (b)	59,440	207,259
ZTO Express Cayman, Inc. ADR	26,288	549,156
		156,603,340
HONG KONG — 0.2%
C Fiber Optic (c) (d)	686,800	—
China Animal Healthcare Ltd. (c) (d)	305,700	—
China Common Rich Renewable Energy Investments Ltd. (b) (c) (d)	5,962,000	—
China First Capital Group Ltd. (c)	66,800	455
China Huishan Dairy Holdings Co. Ltd. (c) (d)	549,000	—
China Huiyuan Juice Group Ltd. (c) (d)	157,000	—
Chong Sing Holdings FinTech Group Ltd. (c) (d)	2,260,000	—
Citychamp Watch & Jewellery Group Ltd. (c)	260,000	6,681
Comba Telecom Systems Holdings Ltd.	159,847	49,904
CTEG (b) (c) (d)	438,000	—
Damai Entertainment Holdings Ltd. (c)	730,107	89,112
Digital China Holdings Ltd. (b)	78,000	26,556
Guotai Junan International Holdings Ltd. (b)	18,000	5,897
Huabao International Holdings Ltd.	27,000	13,841

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
National Agricultural Holdings Ltd. (c) (d)	57,816	$—
Nine Dragons Paper Holdings Ltd. (c)	98,000	74,411
Skyworth Group Ltd. (b) (c)	49,600	29,887
SSY Group Ltd. (b)	184,691	67,151
Tech-Pro, Inc. (b) (c) (d)	1,684,800	—
United Laboratories International Holdings Ltd. (b)	58,000	86,365
Wasion Holdings Ltd.	8,000	17,658
WH Group Ltd. (a)	403,259	449,188
		917,106
INDIA — 24.3%
Aarti Drugs Ltd.	2,390	10,946
ABB India Ltd.	5,242	301,528
Adani Energy Solutions Ltd. (c)	12,954	148,068
Adani Enterprises Ltd. (e)	16,987	423,298
Adani Enterprises Ltd. (c) (e)	2,038	30,377
Adani Green Energy Ltd. (c)	20,050	226,445
Adani Ports & Special Economic Zone Ltd.	54,589	892,695
Adani Power Ltd. (c)	254,607	405,057
Adani Total Gas Ltd.	13,749	86,689
Affle 3i Ltd. (c)	7,195	144,045
AIA Engineering Ltd.	5,718	255,588
Ajanta Pharma Ltd.	3,436	105,852
Alembic Pharmaceuticals Ltd.	7,685	72,349
Alok Industries Ltd. (c)	244,911	43,680
Amber Enterprises India Ltd. (c)	2,983	211,978
APL Apollo Tubes Ltd.	11,284	240,295
Apollo Hospitals Enterprise Ltd.	5,066	396,946
Apollo Tyres Ltd.	34,189	190,194
Ashok Leyland Ltd.	69,461	138,482
Asian Paints Ltd.	17,452	537,757
Astral Ltd.	7,648	118,150
AstraZeneca Pharma India Ltd.	4,435	445,526
AU Small Finance Bank Ltd. (a)	10,658	117,929
Aurobindo Pharma Ltd.	23,438	308,493
Avenue Supermarts Ltd. (a) (c)	3,601	151,533
Axis Bank Ltd.	109,813	1,550,930
Bajaj Auto Ltd.	4,046	420,583
Bajaj Electricals Ltd.	15,674	83,227
Bajaj Finance Ltd.	117,528	1,290,358
Bajaj Finserv Ltd.	19,842	450,333
Bajaj Hindusthan Sugar Ltd. (c)	298,469	61,634
Balkrishna Industries Ltd.	5,744	148,247
Balu Forge Industries Ltd.	8,568	57,664
Bandhan Bank Ltd. (a)	35,114	56,969
Bank of Baroda	33,919	111,668
BEML Ltd.	9,544	197,497
Bharat Bijlee Ltd.	9,533	284,677
Bharat Electronics Ltd.	210,751	936,990
Bharat Forge Ltd.	18,211	297,926
Bharat Heavy Electricals Ltd.	160,027	511,794
Bharat Petroleum Corp. Ltd.	85,174	363,897
Bharti Airtel Ltd.	138,633	3,247,748
Security Description	Shares	Value
Biocon Ltd.	87,898	$385,216
Birlasoft Ltd.	36,049	173,789
Bondada Engineering Ltd.	11,200	45,926
Bosch Home Comfort India Ltd.	7,024	111,652
Bosch Ltd.	513	205,704
Brightcom Group Ltd. (c)	233,586	27,366
Britannia Industries Ltd.	3,601	241,631
Can Fin Homes Ltd.	43,396	449,051
Carysil Ltd.	7,521	75,202
Cholamandalam Financial Holdings Ltd.	23,412	472,229
Cholamandalam Investment & Finance Co. Ltd.	41,822	792,055
Cipla Ltd.	57,960	974,583
City Union Bank Ltd.	245	793
Coal India Ltd.	90,806	403,113
Crompton Greaves Consumer Electricals Ltd.	40,728	114,305
Dabur India Ltd.	23,166	129,801
DCB Bank Ltd.	49,974	95,690
Deepak Nitrite Ltd.	5,830	112,326
Delhivery Ltd. (c)	26,700	119,970
Dish TV India Ltd. (c)	117,936	5,222
Dishman Carbogen Amcis Ltd. (c)	3,663	10,090
Divi's Laboratories Ltd.	6,005	427,094
Dixon Technologies India Ltd.	4,888	658,155
DLF Ltd.	43,859	335,435
Dr. Lal PathLabs Ltd. (a)	10,472	172,740
Dr. Reddy's Laboratories Ltd.	38,305	541,848
Edelweiss Financial Services Ltd.	31,098	37,388
Eicher Motors Ltd.	6,636	539,898
Elecon Engineering Co. Ltd.	31,534	168,916
Emami Ltd.	9,051	53,231
Embassy Developments Ltd. (c)	26,207	17,151
Epigral Ltd.	1,751	23,770
Escorts Kubota Ltd.	4,096	169,519
Eternal Ltd. (c)	272,289	842,351
Federal Bank Ltd.	107,857	320,525
Fine Organic Industries Ltd.	23	1,053
Finolex Cables Ltd.	17,012	141,900
Fortis Healthcare Ltd.	31,368	308,517
FSN E-Commerce Ventures Ltd. (c)	76,129	224,585
GAIL India Ltd.	165,641	317,278
Gillette India Ltd.	711	66,152
Glenmark Pharmaceuticals Ltd.	12,645	286,329
GMR Airports Ltd. (c)	415,797	482,833
Godrej Consumer Products Ltd.	31,988	434,980
Godrej Industries Ltd. (c)	12,277	136,922
Godrej Properties Ltd. (c)	7,424	165,563
Granules India Ltd.	40,133	267,243
Graphite India Ltd.	24,717	176,469
Grasim Industries Ltd.	9,637	303,329
Gujarat Pipavav Port Ltd.	33,424	67,693
Havells India Ltd.	22,887	362,838
HCL Technologies Ltd.	63,917	1,154,397

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HDFC Bank Ltd.	512,183	$5,648,411
HDFC Life Insurance Co. Ltd. (a)	37,360	311,689
HEG Ltd.	36,743	255,032
Hero MotoCorp Ltd.	8,052	517,005
HFCL Ltd.	71,412	53,861
Hikal Ltd.	7,764	19,594
Hindalco Industries Ltd.	74,350	733,496
Hindustan Construction Co. Ltd. (c)	667,370	140,633
Hindustan Copper Ltd.	18,341	105,766
Hindustan Petroleum Corp. Ltd.	84,706	470,325
Hindustan Unilever Ltd.	59,668	1,537,450
Hindustan Zinc Ltd.	88,084	600,216
Hitachi Energy India Ltd.	974	198,421
ICICI Bank Ltd.	598	8,935
ICICI Bank Ltd. ADR	134,208	3,999,398
ICICI Lombard General Insurance Co. Ltd. (a)	1,793	39,142
ICICI Prudential Life Insurance Co. Ltd. (a)	8,239	61,257
IDFC First Bank Ltd.	370,195	352,610
IIFL Finance Ltd. (c)	58,278	395,850
India Cements Ltd. (c)	2,482	12,019
Indiabulls Ltd. (c)	61,440	11,805
IndiaMart InterMesh Ltd. (a)	665	16,451
Indian Hotels Co. Ltd.	40,365	331,819
Indian Oil Corp. Ltd.	217,507	402,831
Indus Towers Ltd. (c)	66,839	311,404
Infibeam Avenues Ltd. (c)	620,846	115,080
Info Edge India Ltd.	20,770	308,178
Infosys Ltd. ADR (b)	163,600	2,915,352
Inox Wind Ltd. (c)	25,454	34,984
InterGlobe Aviation Ltd. (a)	4,922	277,070
IOL Chemicals & Pharmaceuticals Ltd.	9,366	8,572
Ipca Laboratories Ltd.	20,172	318,450
ITC Ltd. GDR	169,223	758,119
Jaiprakash Power Ventures Ltd. (c)	1,005,707	192,236
Jindal Stainless Ltd.	33,780	315,421
Jindal Steel Ltd.	39,974	468,679
Jio Financial Services Ltd.	147,225	483,136
JSW Energy Ltd.	38,241	205,268
JSW Holdings Ltd. (c)	188	42,420
JSW Steel Ltd.	43,212	560,010
Jubilant Foodworks Ltd.	31,860	198,010
Jubilant Ingrevia Ltd.	20,917	163,709
Jubilant Pharmova Ltd.	7,522	89,824
Just Dial Ltd. (c)	14,590	117,737
Karnataka Bank Ltd.	42,818	97,899
Kaveri Seed Co. Ltd.	8,326	91,338
Kotak Mahindra Bank Ltd.	55,973	1,370,750
KPIT Technologies Ltd.	13,070	170,502
Kwality Wall's India Ltd. (c)	59,668	25,360
Larsen & Toubro Ltd. GDR	33,009	1,475,502
Laurus Labs Ltd. (a)	62,188	766,631
Security Description	Shares	Value
Lemon Tree Hotels Ltd. (a) (c)	213,229	$377,827
LIC Housing Finance Ltd.	26,516	159,177
Lodha Developers Ltd. (a)	14,459	170,733
LTIMindtree Ltd. (a)	5,919	399,311
Lupin Ltd.	16,836	395,147
Mahindra & Mahindra Financial Services Ltd.	60,217	270,000
Mahindra & Mahindra Ltd.	43,886	1,811,115
MakeMyTrip Ltd. (b) (c)	6,678	548,397
Manappuram Finance Ltd.	44,576	153,026
Marico Ltd.	35,718	298,288
Marksans Pharma Ltd.	124,609	249,954
Maruti Suzuki India Ltd.	5,574	1,035,488
Max Financial Services Ltd. (c)	10,363	192,757
Max Healthcare Institute Ltd.	24,146	280,765
Motherson Sumi Wiring India Ltd.	150,572	81,284
Muthoot Finance Ltd.	7,095	300,892
Natco Pharma Ltd.	6,890	69,226
Navin Fluorine International Ltd.	3,925	258,524
NCC Ltd.	60,693	108,341
Nestle India Ltd.	37,118	531,913
NOCIL Ltd.	46,527	79,730
NTPC Ltd.	203,616	746,574
Nuvama Wealth Management Ltd.	1,580	26,026
Oberoi Realty Ltd.	6,709	124,701
Oil & Natural Gas Corp. Ltd.	193,348	517,104
Olectra Greentech Ltd.	10,670	142,339
One 97 Communications Ltd. (c)	21,815	315,261
Onesource Specialty Pharma Ltd. (c)	7,857	158,277
Page Industries Ltd.	525	210,545
Persistent Systems Ltd.	7,030	490,570
PG Electroplast Ltd.	5,106	32,682
Phoenix Mills Ltd.	2,972	61,289
PI Industries Ltd.	6,059	218,295
Piramal Finance Ltd. (c)	3,698	67,600
Piramal Pharma Ltd.	18,036	34,557
PNB Housing Finance Ltd. (a)	35,160	372,218
Power Finance Corp. Ltd.	69,358	274,255
Power Grid Corp. of India Ltd.	156,717	461,366
Rajesh Exports Ltd. (c)	18,351	37,494
RattanIndia Enterprises Ltd. (c)	159,562	73,266
RattanIndia Power Ltd. (c)	1,089,345	114,414
Raymond Ltd. (c)	6,337	30,124
Raymond Realty Ltd. (c)	6,557	38,107
RBL Bank Ltd. (a)	38,088	133,826
REC Ltd.	66,262	263,045
Reliance Industries Ltd. GDR (a)	76,417	5,349,190
Reliance Infrastructure Ltd. (c)	53,823	98,532
Reliance Power Ltd. (c)	368,966	143,064
Religare Enterprises Ltd. (c)	34,221	93,956
Sammaan Capital Ltd. (c)	29,900	48,450
Samvardhana Motherson International Ltd.	144,541	192,883
SBI Life Insurance Co. Ltd. (a)	12,665	286,740
Sequent Scientific Ltd. (c)	73,209	169,861

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shilpa Medicare Ltd.	18,984	$67,832
Shree Renuka Sugars Ltd. (c)	166,266	48,337
Shriram Finance Ltd.	65,382	724,677
Siemens Energy India Ltd. (c)	4,369	124,445
Siemens Ltd.	4,083	139,158
Solara Active Pharma Sciences Ltd. (c)	1,108	6,964
Sona Blw Precision Forgings Ltd. (a)	28,966	154,499
South Indian Bank Ltd.	439,321	187,304
SpiceJet Ltd. (c)	53,336	17,648
State Bank of India	112,015	1,224,097
Steel Authority of India Ltd.	144,102	235,666
Strides Pharma Science Ltd.	14,957	149,829
Subex Ltd. (c)	90,392	11,375
Sun Pharma Advanced Research Co. Ltd. (c)	19,197	28,717
Sun Pharmaceutical Industries Ltd.	66,197	1,266,575
Suzlon Energy Ltd. (c)	690,049	404,374
Tata Communications Ltd.	5,719	116,143
Tata Consultancy Services Ltd.	57,086	2,036,386
Tata Consumer Products Ltd.	20,284	269,011
Tata Elxsi Ltd.	1,010	58,889
Tata Motors Ltd./new (c)	108,115	499,801
Tata Motors Passenger Vehicles Ltd.	104,349	426,489
Tata Steel Ltd.	239,141	479,137
Tata Teleservices Maharashtra Ltd. (c)	138,012	76,116
TCI Express Ltd.	958	6,130
Tech Mahindra Ltd.	31,989	566,218
Thyrocare Technologies Ltd. (a)	74,199	367,943
Titan Co. Ltd.	11,200	504,863
Torrent Pharmaceuticals Ltd.	10,302	441,288
Trent Ltd.	9,929	472,702
TVS Motor Co. Ltd.	24,824	1,027,380
Ujjivan Small Finance Bank Ltd. (a) (c)	151,565	89,358
UltraTech Cement Ltd.	4,295	563,113
United Breweries Ltd.	4,988	89,999
United Spirits Ltd.	33,353	535,737
UPL Ltd.	27,913	246,942
Vedanta Ltd.	65,959	443,546
V-Mart Retail Ltd. (c)	9,193	73,162
Vodafone Idea Ltd. (c)	528,161	63,229
Wipro Ltd. ADR (b)	312,307	886,952
Wockhardt Ltd. (c)	18,936	304,689
Yes Bank Ltd. (c)	469,172	112,752
Zee Entertainment Enterprises Ltd.	51,579	51,625
Zydus Lifesciences Ltd.	16,173	164,529
		93,197,647
INDONESIA — 1.8%
AKR Corporindo Tbk. PT	388,500	29,356
Security Description	Shares	Value
Alamtri Minerals Indonesia Tbk. PT	478,300	$44,746
Alamtri Resources Indonesia Tbk. PT	1,204,100	130,700
Aspirasi Hidup Indonesia Tbk. PT	1,426,700	35,079
Astra International Tbk. PT	1,516,451	609,309
Bank Central Asia Tbk. PT	2,542,675	1,231,310
Bank Jago Tbk. PT (c)	96,000	11,370
Bank Mandiri Persero Tbk. PT	3,025,380	925,304
Bank Negara Indonesia Persero Tbk. PT	666,500	174,669
Bank Rakyat Indonesia Persero Tbk. PT	4,602,731	1,010,255
Barito Pacific Tbk. PT (c)	1,190,091	233,379
Barito Renewables Energy Tbk. PT (c)	527,000	306,561
Bumi Resources Minerals Tbk. PT (c)	2,255,700	148,802
Chandra Asri Pacific Tbk. PT	543,012	227,951
Charoen Pokphand Indonesia Tbk. PT	346,500	93,716
Ciputra Development Tbk. PT	550,396	27,396
Dian Swastatika Sentosa Tbk. PT (c)	38,700	234,405
Elang Mahkota Teknologi Tbk. PT	617,900	40,205
GoTo Gojek Tokopedia Tbk. PT (c)	41,011,700	157,406
Gudang Garam Tbk. PT	1,900	1,595
Indah Kiat Pulp & Paper Tbk. PT	131,300	66,929
Indocement Tunggal Prakarsa Tbk. PT	169,325	75,904
Kalbe Farma Tbk. PT	595,800	43,055
Lippo Karawaci Tbk. PT (c)	2,411,010	12,145
Matahari Department Store Tbk. PT	12,600	1,285
Media Nusantara Citra Tbk. PT (c)	249,600	3,922
Pabrik Kertas Tjiwi Kimia Tbk. PT	47,100	20,549
Pakuwon Jati Tbk. PT	1,366,200	27,693
Perusahaan Gas Negara Tbk. PT	954,940	109,381
Semen Indonesia Persero Tbk. PT	370,361	58,636
Summarecon Agung Tbk. PT	585,527	13,414
Telkom Indonesia Persero Tbk. PT	3,143,894	656,117
Transcoal Pacific Tbk. PT	53,900	29,415
Unilever Indonesia Tbk. PT	199,500	31,106
United Tractors Tbk. PT	113,045	199,990
		7,023,055
IRAQ — 0.0% *
United Energy Group Ltd.	160,000	9,045
MALAYSIA — 2.6%
AEON Credit Service M Bhd.	78,500	111,037
Alliance Bank Malaysia Bhd.	451,099	561,373
AMMB Holdings Bhd.	69,200	110,843
Astro Malaysia Holdings Bhd. (c)	154,900	3,817
Axiata Group Bhd.	283,083	175,793
Bermaz Auto Bhd.	159,480	27,903
British American Tobacco Malaysia Bhd.	4,200	4,585

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bursa Malaysia Bhd.	202,651	$420,483
Cahya Mata Sarawak Bhd.	170,500	60,923
Carlsberg Brewery Malaysia Bhd. Class B	36,703	151,045
CelcomDigi Bhd.	123,000	96,691
CIMB Group Holdings Bhd.	328,764	668,384
Dayang Enterprise Holdings Bhd.	107,450	44,749
Dialog Group Bhd.	353,400	146,307
Eco World Development Group Bhd.	141,500	72,877
Frontken Corp. Bhd.	112,400	115,779
Gamuda Bhd.	263,350	323,185
Genting Bhd.	276,900	206,071
Hartalega Holdings Bhd. (c)	66,900	16,321
Hibiscus Petroleum Bhd.	66,940	24,744
Hong Leong Bank Bhd.	30,600	166,950
IHH Healthcare Bhd.	79,400	171,205
IJM Corp. Bhd.	589,280	329,637
Inari Amertron Bhd.	354,712	146,850
IOI Corp. Bhd.	391,596	385,999
IOI Properties Group Bhd.	342,416	222,764
Kuala Lumpur Kepong Bhd.	32,029	157,856
Malayan Banking Bhd.	266,429	688,067
Maxis Bhd.	207,200	193,516
MISC Bhd.	50,400	96,875
NEXG Bhd. (c)	332,200	22,922
Padini Holdings Bhd.	188,550	83,170
Pentamaster Corp. Bhd. (c)	204,775	195,793
Petronas Chemicals Group Bhd.	83,000	74,246
PPB Group Bhd.	71,120	193,836
Press Metal Aluminium Holdings Bhd.	449,970	789,499
Public Bank Bhd.	771,673	863,331
RHB Bank Bhd.	172,901	328,503
SD Guthrie Bhd.	206,099	291,017
Sime Darby Bhd.	219,688	116,395
Sime Darby Property Bhd.	262,988	90,082
Supermax Corp. Bhd. (c)	161,660	13,346
Telekom Malaysia Bhd.	85,144	168,903
Tenaga Nasional Bhd.	145,450	491,763
Top Glove Corp. Bhd.	284,200	45,172
Velesto Energy Bhd.	594,800	40,308
Yinson Holdings Bhd.	239,414	139,235
YTL Corp. Bhd.	266,310	133,877
Zetrix Ai Bhd.	553,542	110,490
		10,094,517
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	76,860	36,580
Alliance Global Group, Inc.	511,800	71,247
Ayala Land, Inc.	797,051	304,148
Bank of the Philippine Islands	68,587	135,350
BDO Unibank, Inc.	154,933	354,464
Bloomberry Resorts Corp.	303,300	13,094
Cebu Air, Inc. (c)	43,630	23,731
D&L Industries, Inc.	1,038,000	67,927
JG Summit Holdings, Inc.	231,972	93,250
Security Description	Shares	Value
Jollibee Foods Corp.	29,090	$89,002
LT Group, Inc.	363,000	91,193
Metropolitan Bank & Trust Co.	61,480	71,583
PLDT, Inc.	11,914	255,159
Puregold Price Club, Inc.	218,250	140,968
SM Investments Corp.	21,505	255,688
SM Prime Holdings, Inc.	674,500	260,823
Universal Robina Corp.	61,660	70,534
		2,334,741
TAIWAN — 28.5%
Accton Technology Corp.	25,000	942,856
Acer, Inc.	376,395	316,253
Advantech Co. Ltd.	27,085	248,261
Alchip Technologies Ltd.	5,000	558,553
ASE Technology Holding Co. Ltd.	239,043	1,905,771
Asia Cement Corp.	320,687	379,674
Asia Vital Components Co. Ltd.	28,000	1,345,618
ASPEED Technology, Inc.	2,000	462,119
Asustek Computer, Inc.	58,737	1,024,423
AUO Corp. ADR (c)	89,050	342,843
Bank of Kaohsiung Co. Ltd.	266,652	104,385
Caliway Biopharmaceuticals Co. Ltd. (c)	42,000	207,190
Catcher Technology Co. Ltd.	62,539	414,001
Cathay Financial Holding Co. Ltd.	568,838	1,372,286
Center Laboratories, Inc.	54,247	71,822
Chailease Holding Co. Ltd.	82,660	277,546
Chang Hwa Commercial Bank Ltd.	429,870	279,780
Cheng Shin Rubber Industry Co. Ltd.	87,000	81,682
China Steel Chemical Corp.	18,877	40,914
China Steel Corp.	906,216	547,989
Chroma ATE, Inc.	17,000	419,312
Chunghwa Telecom Co. Ltd.	168,074	698,068
Compal Electronics, Inc.	564,029	545,710
Compeq Manufacturing Co. Ltd.	25,000	74,076
CTBC Financial Holding Co. Ltd.	1,219,570	1,948,486
Delta Electronics, Inc.	82,986	2,543,420
E.Sun Financial Holding Co. Ltd.	705,305	757,596
Eclat Textile Co. Ltd.	30,365	371,584
eCloudvalley Digital Technology Co. Ltd.	14,311	28,011
EirGenix, Inc. (c)	19,000	37,310
Elite Advanced Laser Corp.	6,000	51,559
Elite Material Co. Ltd.	17,000	890,024
Elite Semiconductor Microelectronics Technology, Inc.	18,000	67,599
eMemory Technology, Inc.	3,318	182,688
Ennostar, Inc.	72,585	82,587
Evergreen Marine Corp. Taiwan Ltd.	48,465	293,068
Everlight Electronics Co. Ltd.	89,996	158,106
Far Eastern New Century Corp.	501,352	443,583
Far EasTone Telecommunications Co. Ltd.	74,000	207,960

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Faraday Technology Corp.	18,695	$101,446
Feng TAY Enterprise Co. Ltd.	35,329	130,992
Firich Enterprises Co. Ltd.	24,767	18,800
First Financial Holding Co. Ltd.	523,128	489,488
FocalTech Systems Co. Ltd.	20,000	32,908
Formosa Chemicals & Fibre Corp.	342,182	349,582
Formosa Petrochemical Corp.	121,000	184,077
Formosa Plastics Corp.	340,663	422,840
Foxconn Technology Co. Ltd.	135,519	266,117
Fubon Financial Holding Co. Ltd.	542,460	1,659,121
Genius Electronic Optical Co. Ltd.	6,475	92,631
Giant Manufacturing Co. Ltd.	26,305	77,524
Globalwafers Co. Ltd.	15,884	205,245
Himax Technologies, Inc. ADR (b)	11,984	98,149
Hiwin Technologies Corp.	25,745	158,958
Holy Stone Enterprise Co. Ltd.	14,700	47,720
Hon Hai Precision Industry Co. Ltd.	636,765	4,671,292
Hotai Motor Co. Ltd.	26,640	466,320
HTC Corp. (c)	73,710	115,419
Hua Nan Financial Holdings Co. Ltd.	595,976	588,000
Innolux Corp.	440,927	239,264
Inventec Corp.	220,000	300,377
ITEQ Corp.	17,267	62,373
KGI Financial Holding Co. Ltd.	1,336,154	733,555
King Yuan Electronics Co. Ltd.	148,898	1,172,873
LandMark Optoelectronics Corp.	6,000	117,057
Largan Precision Co. Ltd.	6,142	487,716
Lite-On Technology Corp.	100,394	522,411
Macronix International Co. Ltd. (c)	153,673	192,944
Makalot Industrial Co. Ltd.	25,570	234,781
MediaTek, Inc.	81,601	3,713,799
Medigen Biotechnology Corp. (c)	14,000	14,436
Medigen Vaccine Biologics Corp. (c)	25,467	30,597
Mega Financial Holding Co. Ltd.	618,423	787,286
Merry Electronics Co. Ltd.	25,183	78,305
Microbio Co. Ltd. (c)	4,153	2,445
Micro-Star International Co. Ltd.	30,000	91,755
Motech Industries, Inc.	71,627	49,012
Nan Ya Plastics Corp.	467,704	896,096
Nanya Technology Corp. (c)	37,000	227,272
Nien Made Enterprise Co. Ltd.	11,000	126,382
Novatek Microelectronics Corp.	41,599	495,155
Nuvoton Technology Corp.	20,000	32,463
Oneness Biotech Co. Ltd. (c)	19,113	33,821
PChome Online, Inc. (c)	20,893	21,212
Pegatron Corp.	192,900	421,156
PharmaEssentia Corp.	12,743	190,615
Phoenix Silicon International Corp.	20,416	115,659
PlayNitride, Inc. (c)	9,000	38,526
Pou Chen Corp.	139,000	133,379
Powertech Technology, Inc.	139,518	768,180
President Chain Store Corp.	30,000	211,486
Promos Technologies, Inc. (c) (d)	2,232	—
Security Description	Shares	Value
Quanta Computer, Inc.	131,729	$1,140,347
Radiant Opto-Electronics Corp.	25,000	98,662
RDC Semiconductor Co. Ltd. (c)	10,300	40,649
Realtek Semiconductor Corp.	39,825	619,800
RichWave Technology Corp.	14,201	56,948
Ritek Corp. (c)	55,593	27,071
Senhwa Biosciences, Inc. (c)	1,000	1,400
Shanghai Commercial & Savings Bank Ltd.	244,332	315,714
Silicon Motion Technology Corp. ADR	2,279	211,263
Simplo Technology Co. Ltd.	16,000	182,811
Sino-American Silicon Products, Inc.	26,000	88,127
SinoPac Financial Holdings Co. Ltd.	1,359,416	1,237,386
Sitronix Technology Corp.	10,000	57,128
Synnex Technology International Corp.	137,000	252,456
TA-I Technology Co. Ltd.	15,750	28,672
Taiwan Cooperative Financial Holding Co. Ltd.	202,807	156,847
Taiwan FU Hsing Industrial Co. Ltd.	102,400	170,773
Taiwan High Speed Rail Corp.	87,000	77,529
Taiwan Mobile Co. Ltd.	115,260	398,011
Taiwan Paiho Ltd.	20,000	32,145
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	7,103,643
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	140,588	42,723,287
Taiwan Surface Mounting Technology Corp.	20,000	60,725
Taiwan Union Technology Corp.	13,000	204,389
TCC Group Holdings Co. Ltd.	587,631	433,890
Teco Electric & Machinery Co. Ltd.	94,000	251,301
TPK Holding Co. Ltd.	23,000	29,573
Tripod Technology Corp.	67,361	680,674
TS Financial Holding Co. Ltd.	1,671,990	1,085,552
Unimicron Technology Corp.	65,540	458,898
Uni-President Enterprises Corp.	190,893	468,416
United Integrated Services Co. Ltd.	25,755	777,884
United Microelectronics Corp. ADR	151,573	1,191,364
Vanguard International Semiconductor Corp.	20,738	60,787
Voltronic Power Technology Corp.	6,804	210,267
Walsin Lihwa Corp.	373,382	377,892
Walsin Technology Corp.	25,000	93,092
Win Semiconductors Corp.	25,000	145,606
Winbond Electronics Corp. (c)	88,026	231,408
Wistron Corp.	138,976	665,676
Wiwynn Corp.	8,248	1,177,329
WPG Holdings Ltd.	41,000	75,944
Yageo Corp.	99,212	729,396
Yang Ming Marine Transport Corp.	82,000	145,364
Yuanta Financial Holding Co. Ltd.	1,139,397	1,425,130

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	31,000	$140,100
		109,585,056
THAILAND — 1.9%
Advanced Info Service PCL	57,061	566,897
Airports of Thailand PCL	237,500	399,540
Bangkok Bank PCL NVDR	19,000	102,222
Bangkok Dusit Medical Services PCL Class F	66,900	40,983
Bangkok Expressway & Metro PCL	1,255,007	213,118
Bumrungrad Hospital PCL	24,800	123,980
Carabao Group PCL	11,300	15,602
Central Plaza Hotel PCL	32,900	35,767
Charoen Pokphand Foods PCL	169,600	117,355
Chularat Hospital PCL	1,327,000	63,180
CP ALL PCL	342,954	473,528
CPN Retail Growth Leasehold REIT	24,700	8,859
Delta Electronics Thailand PCL	201,500	1,106,475
Electricity Generating PCL	13,699	49,570
Energy Absolute PCL (b) (c)	313,100	26,833
Frasers Property Thailand Industrial Freehold & Leasehold REIT	49,387	18,498
Global Power Synergy PCL	19,500	22,282
Gulf Development PCL (c)	199,778	264,743
Gunkul Engineering PCL	1,081,743	65,238
Hana Microelectronics PCL	70,500	36,475
Ichitan Group PCL	90,400	38,450
Indorama Ventures PCL	113,600	58,053
IRPC PCL (b)	1,874,391	58,900
Jasmine International PCL (c)	429,978	18,288
Kasikornbank PCL	23,254	143,561
Kasikornbank PCL NVDR	61,000	376,591
KCE Electronics PCL	119,670	69,132
Krungthai Card PCL	60,400	50,325
MC Group PCL	205,400	73,672
Mega Lifesciences PCL	156,500	166,410
Minor International PCL	237,246	182,989
Muangthai Capital PCL	15,600	15,598
PTG Energy PCL	121,800	27,449
PTT Exploration & Production PCL	76,607	274,769
PTT Global Chemical PCL NVDR	52,700	35,128
PTT PCL	206,283	209,524
SCB X PCL	65,428	288,668
Siam Cement PCL NVDR	34,300	199,779
Srisawad Corp. PCL	224,856	181,997
SVI PCL	540,840	125,318
Thai Beverage PCL (b)	160,300	57,339
Thai Oil PCL	236,049	269,728
Thai Union Group PCL	148,100	60,171
TMBThanachart Bank PCL	2,259,336	144,861
True Corp. PCL NVDR	566,956	196,154
Security Description	Shares	Value
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	46,200	$15,691
		7,089,690
UNITED STATES — 0.3%
BeOne Medicines Ltd. Class H (c)	35,875	826,413
JS Global Lifestyle Co. Ltd. (a) (c)	44,000	10,910
Legend Biotech Corp. ADR (c)	4,342	94,395
		931,718
TOTAL COMMON STOCKS (Cost $278,182,190)		387,785,915
PREFERRED STOCKS — 0.0% *
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (c) (Cost $0)	102,880	11,446
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Eco World Development Group Bhd. (expiring 04/12/29) (c)	38,320	8,546
NEXG Bhd. (expiring 02/17/28) (c)	180,850	6,017
Supermax Corp. Bhd. (expiring 03/01/30) (c)	8,648	213
Top Glove Corp. Bhd. (expiring 02/09/30) (c)	15,460	552
YTL Corp. Bhd. (expiring 06/02/28) (c)	56,142	7,471
		22,799
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (c)	127,950	2,545
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) (c)	218,989	1,807
TOTAL WARRANTS (Cost $1,080)		27,151
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	396,476	396,476
State Street Navigator Securities Lending Portfolio II (h) (i)	2,115,498	2,115,498
TOTAL SHORT-TERM INVESTMENTS (Cost $2,511,974)		2,511,974
TOTAL INVESTMENTS — 101.7% (Cost $280,695,244)		390,336,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(6,366,335)
NET ASSETS — 100.0%		$383,970,151

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.0% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$381,508,012	$6,277,903	$0(a)	$387,785,915
Preferred Stocks	—	11,446	—	11,446
Warrants	19,680	7,471	—	27,151
Short-Term Investments	2,511,974	—	—	2,511,974
TOTAL INVESTMENTS	$384,039,666	$6,296,820	$0	$390,336,486
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,607	$45,607	$6,818,025	$6,467,156	$—	$—	396,476	$396,476	$4,654
State Street Navigator Securities Lending Portfolio II	755,464	755,464	8,177,465	6,817,431	—	—	2,115,498	2,115,498	5,946
Total		$801,071	$14,995,490	$13,284,587	$—	$—		$2,511,974	$10,600
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.4%
AECC Aero Science & Technology Co. Ltd. Class A (a)	45,700	$242,906
AECC Aero-Engine Control Co. Ltd. Class A	35,292	107,747
AECC Aviation Power Co. Ltd. Class A	56,466	323,832
AVIC Chengdu UAS Co. Ltd. Class A (a)	16,199	111,444
AviChina Industry & Technology Co. Ltd. Class H (b)	447,000	227,994
Avicopter PLC Class A	26,500	137,171
Beijing Leike Defense Technology Co. Ltd. Class A (a)	97,900	176,025
Cirrus Aircraft Ltd. (b)	8,400	60,112
EHang Holdings Ltd. ADR (a) (b)	7,381	97,282
Gaona Aero Material Co. Ltd. Class A	20,220	56,721
Hwa Create Co. Ltd. Class A (a)	15,800	65,441
Kuang-Chi Technologies Co. Ltd. Class A (a)	25,800	180,232
North Electro-Optic Co. Ltd. Class A (a)	79,500	217,089
YaGuang Technology Group Co. Ltd. Class A (a)	96,100	111,521
		2,115,517
AIR FREIGHT & LOGISTICS — 0.7%
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (c)	40,400	57,095
J&T Global Express Ltd. (a)	673,000	903,559
JD Logistics, Inc. (a) (c)	276,400	405,536
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,700	37,553
SF Holding Co. Ltd. Class A	74,500	409,006
Sinotrans Ltd. Class H	354,000	220,582
STO Express Co. Ltd. Class A	13,271	25,515
YTO Express Group Co. Ltd. Class A	61,200	143,970
YUNDA Holding Group Co. Ltd. Class A	50,558	48,820
ZTO Express Cayman, Inc. ADR	55,044	1,149,869
		3,401,505
AIRLINES — 0.3%
Air China Ltd. Class A (a)	217,500	291,975
Air China Ltd. Class H (a) (b)	106,000	96,283
China Eastern Airlines Corp. Ltd. Class A (a)	315,900	271,549
China Eastern Airlines Corp. Ltd. Class H (a) (b)	106,000	72,587
China Southern Airlines Co. Ltd. Class A (a)	197,300	226,416
China Southern Airlines Co. Ltd. Class H (a)	272,000	203,384
Hainan Airlines Holding Co. Ltd. Class A (a)	429,200	111,298
Security Description	Shares	Value
Juneyao Airlines Co. Ltd. Class A	34,408	$73,352
Spring Airlines Co. Ltd. Class A	13,918	118,643
		1,465,487
AUTO COMPONENTS — 0.7%
Bethel Automotive Safety Systems Co. Ltd. Class A	5,340	39,224
CALB Group Co. Ltd. Class H (a) (c)	29,200	94,238
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,700	83,072
China First Capital Group Ltd. (a)	431,600	2,939
ECARX Holdings, Inc. Class A (a)	24,319	41,829
Fuyao Glass Industry Group Co. Ltd. Class A	45,780	424,813
Fuyao Glass Industry Group Co. Ltd. Class H (c)	58,400	504,205
Greatoo Intelligent Equipment, Inc. Class A (a)	1,000	1,126
Hesai Group ADR (a) (b)	11,352	254,285
Huayu Automotive Systems Co. Ltd. Class A	59,500	170,488
Huizhou Desay Sv Automotive Co. Ltd. Class A	4,700	81,005
IKD Co. Ltd. Class A	20,200	58,169
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	11,400	120,664
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	11,800	45,341
Kandi Technologies Group, Inc. (a) (b)	7,973	6,279
Keboda Technology Co. Ltd. Class A	5,300	59,303
Minieye Technology Co. Ltd. Class H (a)	15,600	28,200
Minth Group Ltd.	94,000	383,077
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	29,800	59,344
Ningbo Joyson Electronic Corp. Class A	37,600	168,932
Ningbo Tuopu Group Co. Ltd. Class A	20,495	226,621
Ningbo Xusheng Group Co. Ltd. Class A	24,020	55,680
Sailun Group Co. Ltd. Class A	52,300	121,235
Shandong Linglong Tyre Co. Ltd. Class A	47,152	98,155
Shenzhen Kedali Industry Co. Ltd. Class A	5,300	119,866
Tianneng Power International Ltd. (b)	90,000	81,981
Wencan Group Co. Ltd. Class A	5,900	16,280
WeRide, Inc. ADR (a) (b)	16,105	139,791
Zhejiang Sling Intelligent Drive Group Co. Ltd. Class A	435	8,644
		3,494,786

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
AUTOMOBILES — 3.5%
AIMA Technology Group Co. Ltd. Class A	15,550	$66,166
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	40,600	287,925
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	160,900	185,105
BAIC Motor Corp. Ltd. Class H (a) (c)	45,400	11,257
Beiqi Foton Motor Co. Ltd. Class A (a)	234,200	97,975
Brilliance China Automotive Holdings Ltd.	346,000	180,035
BYD Co. Ltd. Class A	58,000	812,006
BYD Co. Ltd. Class H	481,300	5,896,056
China Automotive Engineering Research Institute Co. Ltd. Class A	35,300	83,952
Chongqing Changan Automobile Co. Ltd. Class A	150,240	255,281
Chongqing Qianli Technology Co. Ltd. Class A (a)	191,400	291,489
Dongfeng Motor Group Co. Ltd. Class H (a)	307,300	348,222
Geely Automobile Holdings Ltd.	753,000	1,731,702
Great Wall Motor Co. Ltd. Class A	24,600	79,757
Great Wall Motor Co. Ltd. Class H	368,500	724,359
Guangzhou Automobile Group Co. Ltd. Class A	50,086	58,554
Guangzhou Automobile Group Co. Ltd. Class H (b)	491,691	258,369
Haima Automobile Co. Ltd. Class A (a)	138,400	161,798
IAT Automobile Technology Co. Ltd. Class A (a)	26,900	37,306
Li Auto, Inc. Class A (a) (b)	162,500	1,353,906
Lotus Technology, Inc. ADR (a)	6,665	9,398
NIO, Inc. ADR (a)	209,792	1,069,939
NIO, Inc. Class A (a) (b)	6,050	31,838
Niu Technologies ADR (a) (b)	13,887	42,078
SAIC Motor Corp. Ltd. Class A	146,479	319,402
Seres Group Co. Ltd. Class A	22,700	393,383
XPeng, Inc. Class A (a) (b)	185,900	1,895,184
Yadea Group Holdings Ltd. (c)	131,043	191,425
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (c)	77,800	485,981
Zotye Automobile Co. Ltd. Class A (a)	128,100	64,784
		17,424,632
BANKS — 12.2%
Agricultural Bank of China Ltd. Class A	1,282,500	1,411,128
Agricultural Bank of China Ltd. Class H	3,941,000	2,926,573
Bairong, Inc. (a) (c)	52,500	78,242
Bank of Beijing Co. Ltd. Class A	232,700	182,694
Bank of Chengdu Co. Ltd. Class A	92,300	213,164
Security Description	Shares	Value
Bank of China Ltd. Class A	643,126	$527,957
Bank of China Ltd. Class H	10,597,700	6,072,556
Bank of Chongqing Co. Ltd. Class H	226,500	228,435
Bank of Communications Co. Ltd. Class A	358,900	372,786
Bank of Communications Co. Ltd. Class H	2,975,824	2,465,994
Bank of Hangzhou Co. Ltd. Class A	111,366	243,794
Bank of Jiangsu Co. Ltd. Class A	261,400	389,481
Bank of Nanjing Co. Ltd. Class A	126,200	206,659
Bank of Ningbo Co. Ltd. Class A	99,310	399,662
Bank of Shanghai Co. Ltd. Class A	227,300	328,904
Bank of Zhengzhou Co. Ltd. Class A	379,760	105,006
Beijing Compass Technology Development Co. Ltd. Class A (a)	9,740	182,619
Caitong Securities Co. Ltd. Class A	156,570	195,602
Central China Securities Co. Ltd. Class H (b)	233,000	64,660
Changjiang Securities Co. Ltd. Class A	184,500	215,428
China Bohai Bank Co. Ltd. Class H (a) (c)	418,000	51,018
China Cinda Asset Management Co. Ltd. Class H (b)	1,245,200	204,774
China CITIC Bank Corp. Ltd. Class H	1,452,471	1,295,066
China CITIC Financial Asset Management Co. Ltd. Class H (a) (c)	1,655,000	176,482
China Construction Bank Corp. Class H	13,065,623	12,908,671
China Everbright Bank Co. Ltd. Class A	639,300	319,652
China Everbright Bank Co. Ltd. Class H	277,000	129,541
China Everbright Ltd. (b)	188,000	217,624
China Galaxy Securities Co. Ltd. Class H	542,500	699,078
China International Capital Corp. Ltd. Class A	44,000	220,632
China International Capital Corp. Ltd. Class H (c)	139,200	349,990
China Merchants Bank Co. Ltd. Class A	237,700	1,433,702
China Merchants Bank Co. Ltd. Class H (b)	429,735	2,915,142
China Merchants Securities Co. Ltd. Class A	108,416	258,461
China Minsheng Banking Corp. Ltd. Class A	71,600	39,288
China Minsheng Banking Corp. Ltd. Class H	1,381,759	697,670

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class H	554,000	$437,734
CITIC Securities Co. Ltd. Class A	144,225	593,228
CITIC Securities Co. Ltd. Class H	199,350	701,765
CNPC Capital Co. Ltd. Class A	153,000	210,431
CSC Financial Co. Ltd. Class A	55,604	213,256
Dongxing Securities Co. Ltd. Class A	111,300	221,326
East Money Information Co. Ltd. Class A	219,258	728,143
Everbright Securities Co. Ltd. Class A	80,700	202,908
GF Securities Co. Ltd. Class A	96,170	303,392
GF Securities Co. Ltd. Class H (b)	116,000	262,447
Guosen Securities Co. Ltd. Class A	112,150	210,805
Guotai Haitong Securities Co. Ltd.	252,298	742,802
Guotai Junan International Holdings Ltd. (b)	519,000	170,033
Guoyuan Securities Co. Ltd. Class A	187,186	223,928
Hithink RoyalFlush Information Network Co. Ltd. Class A	4,700	216,942
Huatai Securities Co. Ltd. Class A	129,000	435,979
Huatai Securities Co. Ltd. Class H (c)	157,600	381,067
Huaxi Securities Co. Ltd. Class A	132,500	176,162
Huaxia Bank Co. Ltd. Class A	81,100	79,822
Industrial & Commercial Bank of China Ltd. Class A	1,107,900	1,258,698
Industrial & Commercial Bank of China Ltd. Class H	10,200,789	8,243,459
Industrial Bank Co. Ltd. Class A	239,600	722,924
Industrial Securities Co. Ltd. Class A	202,500	215,267
JF SmartInvest Holdings Ltd.	15,200	95,885
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	165,832	167,259
Noah Holdings Ltd. ADR	9,507	95,450
Orient Securities Co. Ltd. Class A	181,078	282,774
OSL Group Ltd. (a) (b)	46,500	101,561
Pacific Securities Co. Ltd. Class A (a)	156,800	92,328
Ping An Bank Co. Ltd. Class A	217,932	356,250
Postal Savings Bank of China Co. Ltd. Class A	404,700	315,993
Postal Savings Bank of China Co. Ltd. Class H (c)	937,000	640,437
Shaanxi International Trust Co. Ltd. Class A	470,330	232,471
Shanghai Pudong Development Bank Co. Ltd. Class A	359,170	640,130
Shanxi Securities Co. Ltd. Class A	223,410	191,724
Shenwan Hongyuan Group Co. Ltd. Class A	348,610	263,207
SooChow Securities Co. Ltd. Class A	148,868	193,231
Security Description	Shares	Value
Southwest Securities Co. Ltd. Class A	287,600	$184,593
Up Fintech Holding Ltd. ADR (a)	14,893	142,377
Western Securities Co. Ltd. Class A	146,756	165,890
Yangzijiang Financial Holding Ltd.	255,000	79,316
Zheshang Securities Co. Ltd. Class A	116,900	181,046
		60,102,575
BEVERAGES — 1.6%
Anhui Gujing Distillery Co. Ltd. Class A	8,918	169,418
Anhui Kouzi Distillery Co. Ltd. Class A	15,300	65,869
Anhui Yingjia Distillery Co. Ltd. Class A	8,400	47,608
Beijing Shunxin Agriculture Co. Ltd. Class A	15,780	33,120
Beijing Yanjing Brewery Co. Ltd. Class A	108,000	173,760
China Huiyuan Juice Group Ltd. (a) (d)	701,000	—
China Resources Beer Holdings Co. Ltd.	238,167	802,305
Chongqing Brewery Co. Ltd. Class A	10,639	79,625
Eastroc Beverage Group Co. Ltd. Class A	5,820	222,954
Jiangsu King's Luck Brewery JSC Ltd. Class A	25,800	128,557
Jiangsu Yanghe Distillery Co. Ltd. Class A	7,400	64,395
JiuGui Liquor Co. Ltd. Class A	5,300	41,444
Kweichow Moutai Co. Ltd. Class A	12,631	2,492,161
Luzhou Laojiao Co. Ltd. Class A	18,500	308,035
Nongfu Spring Co. Ltd. Class H (c)	246,200	1,481,597
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	10,820	33,809
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	15,640	384,729
Shede Spirits Co. Ltd. Class A	6,000	48,207
Sichuan Swellfun Co. Ltd. Class A	15,500	85,406
Tsingtao Brewery Co. Ltd. Class A	13,500	118,368
Tsingtao Brewery Co. Ltd. Class H	83,000	519,530
Wuliangye Yibin Co. Ltd. Class A	39,600	601,039
Yantai Changyu Pioneer Wine Co. Ltd. Class A	17,600	51,893
ZJLD Group, Inc. (b) (c)	70,800	78,955
		8,032,784
BIOTECHNOLOGY — 2.3%
3SBio, Inc. (b) (c)	241,500	750,237
Abbisko Cayman Ltd. (a)	53,000	88,589
AIM Vaccine Co. Ltd. Class H (a)	30,200	12,455
Akeso, Inc. (a) (b) (c)	87,000	1,263,056
Alphamab Oncology (a) (c)	64,000	80,581

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ascentage Pharma Group International (a) (c)	35,500	$238,309
Ascletis Pharma, Inc. (a) (b) (c)	36,000	52,681
Beijing SL Pharmaceutical Co. Ltd. Class A	45,357	47,892
Beijing Tiantan Biological Products Corp. Ltd. Class A	43,240	101,224
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	14,681	94,523
BeOne Medicines Ltd. Class A (a)	1,130	43,484
BeOne Medicines Ltd. Class H (a)	117,100	2,697,505
BGI Genomics Co. Ltd. Class A (a)	8,599	55,882
Bio-Thera Solutions Ltd. Class A (a)	21,704	71,953
CanSino Biologics, Inc. Class A (a)	1,766	15,902
CanSino Biologics, Inc. Class H (a) (c)	9,200	41,275
CARsgen Therapeutics Holdings Ltd. (a) (c)	58,000	110,657
Changchun BCHT Biotechnology Co. Ltd. Class A	9,876	26,685
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	35,550	96,108
CStone Pharmaceuticals (a) (c)	135,000	91,405
Daan Gene Co. Ltd. Class A (a)	74,840	63,904
Duality Biotherapeutics, Inc. (a) (b)	1,300	49,805
Everest Medicines Ltd. (a) (b) (c)	32,500	154,410
Gan & Lee Pharmaceuticals Co. Ltd. Class A	17,300	168,713
Getein Biotech, Inc. Class A	80,228	96,205
HBM Holdings Ltd. (a) (c)	139,000	217,157
HighTide Therapeutics, Inc. (a)	96,500	36,574
Hualan Biological Engineering, Inc. Class A	37,742	81,811
Imeik Technology Development Co. Ltd. Class A	7,880	159,994
ImmuneOnco Biopharmaceuticals Shanghai Class H (a)	35,400	26,515
InnoCare Pharma Ltd. Class H (a) (c)	121,000	191,212
Innovent Biologics, Inc. (a) (c)	181,000	1,773,142
InventisBio Co. Ltd. Class A (a)	4,228	16,500
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	72,600	59,416
JW Cayman Therapeutics Co. Ltd. (a) (c)	82,000	26,443
Keymed Biosciences, Inc. (a) (c)	22,500	154,510
Laekna, Inc. (a) (b)	54,000	94,145
Legend Biotech Corp. ADR (a) (b)	11,317	246,032
Lepu Biopharma Co. Ltd. Class H (a) (b) (c)	164,000	104,719
NovaBridge Biosciences ADR (a) (b)	14,210	56,556
Remegen Co. Ltd. Class H (a) (c)	27,500	254,384
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	28,000	30,721
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	13,280	41,631
Security Description	Shares	Value
Shanghai Henlius Biotech, Inc. Class H (a) (c)	8,900	$65,233
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	27,988	136,974
Shanghai Junshi Biosciences Co. Ltd. Class H (a) (c)	10,400	28,514
Shanghai RAAS Blood Products Co. Ltd. Class A	156,756	142,384
Shenzhen Kangtai Biological Products Co. Ltd. Class A	22,360	47,315
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	4,600	231,788
Sinocelltech Group Ltd. Class A (a)	9,686	60,101
TYK Medicines, Inc. Class H (a)	23,000	38,740
Walvax Biotechnology Co. Ltd. Class A	35,600	55,644
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	55,800	109,842
Zai Lab Ltd. (a)	125,100	219,389
		11,220,826
BROADLINE RETAIL — 12.9%
Alibaba Group Holding Ltd.	2,483,200	45,558,034
JD.com, Inc. Class A	386,232	5,537,803
MINISO Group Holding Ltd. ADR (b)	16,989	318,544
PDD Holdings, Inc. ADR (a)	101,504	11,509,539
Vipshop Holdings Ltd. ADR	37,916	670,734
		63,594,654
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	35,586	127,305
China Lesso Group Holdings Ltd.	179,000	106,708
Guangdong Kinlong Hardware Products Co. Ltd. Class A	5,300	16,105
Triumph New Energy Co. Ltd. Class A (a)	26,600	37,576
Xinyi Glass Holdings Ltd. (b)	393,644	418,248
Zhejiang Weixing New Building Materials Co. Ltd. Class A	57,075	85,286
Zhuzhou Kibing Group Co. Ltd. Class A	49,700	42,224
		833,452
CAPITAL MARKETS — 0.1%
Guotai Haitong Securities Co. Ltd. Class H (c)	217,876	465,788
Webull Corp. (a) (b)	19,685	152,952
		618,740
CHEMICALS — 1.9%
ADAMA Ltd. Class A (a)	138,700	108,894
Anhui Huaheng Biotechnology Co. Ltd. Class A	8,135	37,971

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	15,400	$105,837
Canmax Technologies Co. Ltd. Class A	17,640	138,013
Cathay Biotech, Inc. Class A	11,866	84,661
Chengxin Lithium Group Co. Ltd. Class A (a)	16,500	81,390
China BlueChemical Ltd. Class H	292,000	90,787
China Kings Resources Group Co. Ltd. Class A	29,040	77,718
COFCO Biotechnology Co. Ltd. Class A (a)	187,300	154,832
Do-Fluoride New Materials Co. Ltd. Class A	27,016	131,249
Dongyue Group Ltd.	193,000	268,293
Fufeng Group Ltd.	160,000	161,984
Fujian Kuncai Material Technology Co. Ltd. Class A (a)	21,300	51,877
Ganfeng Lithium Group Co. Ltd. Class A	54,996	495,519
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	31,360	209,308
Global New Material International Holdings Ltd. (a) (b)	140,000	185,983
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,580	176,427
Hangjin Technology Co. Ltd. Class A (a)	22,800	63,043
Hangzhou Oxygen Plant Group Co. Ltd. Class A	15,800	67,615
Haohua Chemical Science & Technology Co. Ltd. Class A	16,900	77,382
Hengli Petrochemical Co. Ltd. Class A	66,954	216,115
Hoshine Silicon Industry Co. Ltd. Class A	7,900	59,647
Huabao International Holdings Ltd.	146,000	74,843
Huapont Life Sciences Co. Ltd. Class A	225,700	154,564
Hubei Feilihua Quartz Glass Co. Ltd. Class A	10,800	155,193
Hubei Xingfa Chemicals Group Co. Ltd. Class A	27,400	135,745
Inner Mongolia Berun Chemical Co. Ltd. Class A	88,000	93,800
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	237,930	164,302
Jiangsu Cnano Technology Co. Ltd. Class A	7,472	50,474
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	91,500	142,757
Jiangsu Yoke Technology Co. Ltd. Class A	14,700	156,057
Jinan Shengquan Group Share Holding Co. Ltd. Class A	26,800	108,660
KBC Corp. Ltd. Class A (a)	3,480	14,638
Security Description	Shares	Value
LB Group Co. Ltd. Class A	58,034	$162,796
Levima Advanced Materials Corp. Class A	15,700	44,559
Lumena Newmat (a) (b) (d)	89,113	—
Ningbo Shanshan Co. Ltd. Class A (a)	30,782	59,580
Ningxia Baofeng Energy Group Co. Ltd. Class A	99,300	279,266
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	65,500	264,254
Rongsheng Petrochemical Co. Ltd. Class A	58,900	98,814
Sanwei Holding Group Co. Ltd. Class A (a)	42,610	65,991
Satellite Chemical Co. Ltd. Class A	55,636	140,924
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	6,123	64,739
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	46,040	207,313
Shandong Sinocera Functional Material Co. Ltd. Class A	24,600	96,603
Shandong Weifang Rainbow Chemical Co. Ltd. Class A	4,700	45,795
Shanghai Putailai New Energy Technology Group Co. Ltd.	35,606	139,466
Shenzhen Capchem Technology Co. Ltd. Class A	5,700	42,791
Shenzhen Dynanonic Co. Ltd. Class A (a)	5,760	36,318
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	11,768	64,994
Shenzhen Senior Technology Material Co. Ltd. Class A	26,779	58,508
Sichuan Development Lomon Co. Ltd. Class A	48,900	76,573
Sichuan Lutianhua Co. Ltd. Class A (a)	80,800	48,041
Sichuan Yahua Industrial Group Co. Ltd. Class A	24,506	86,895
Sinoma Science & Technology Co. Ltd. Class A	38,500	200,444
Sinopec Shanghai Petrochemical Co. Ltd. Class H	705,999	124,265
Skshu Paint Co. Ltd. Class A	8,498	56,333
Sunresin New Materials Co. Ltd. Class A	13,500	119,431
Tianqi Lithium Corp. Class A (a)	20,900	165,824
Tianqi Lithium Corp. Class H (a) (b)	10,400	68,211
Tongkun Group Co. Ltd. Class A	53,428	131,734
Transfar Zhilian Co. Ltd. Class A	158,000	131,517
Wanhua Chemical Group Co. Ltd. Class A	39,500	433,937
Weihai Guangwei Composites Co. Ltd. Class A	15,560	87,966
Xinxiang Chemical Fiber Co. Ltd. Class A (a)	193,600	152,551

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Yunnan Energy New Material Co. Ltd. Class A (a)	15,307	$124,211
Yunnan Yuntianhua Co. Ltd. Class A	27,300	130,673
Zangge Mining Co. Ltd. Class A	19,400	234,581
Zhejiang Juhua Co. Ltd. Class A	65,800	362,185
Zhejiang NHU Co. Ltd. Class A	73,404	264,908
Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	15,700	136,578
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	16,400	58,552
Zibo Qixiang Tengda Chemical Co. Ltd. Class A	13,100	9,159
		9,372,858
COMMERCIAL SERVICES & SUPPLIES — 0.1%
China Conch Environment Protection Holdings Ltd. (a)	314,000	22,591
China Everbright Environment Group Ltd. (b)	494,925	306,487
Hongbo Co. Ltd. Class A (a)	9,900	21,913
Shanghai M&G Stationery, Inc. Class A	32,036	124,198
Tuhu Car, Inc. (a) (b) (c)	34,300	71,125
Zhejiang Weiming Environment Protection Co. Ltd. Class A	28,400	103,266
Zonqing Environmental Ltd. (a) (b)	74,000	11,694
		661,274
COMMUNICATIONS EQUIPMENT — 0.9%
Addsino Co. Ltd. Class A (a)	40,100	189,643
Beijing BDStar Navigation Co. Ltd. Class A (a)	5,300	34,496
BYD Electronic International Co. Ltd. (b)	127,000	548,889
C Fiber Optic (a) (d)	1,131,600	—
CIG Shanghai Co. Ltd. Class A	7,500	144,392
Comba Telecom Systems Holdings Ltd.	492,310	153,699
EverProX Technologies Co. Ltd. Class A	2,900	58,998
Fiberhome Telecommunication Technologies Co. Ltd. Class A	17,700	81,350
Flaircomm Microelectronics, Inc. Class A	100	1,860
Fujian Star-net Communication Co. Ltd. Class A	47,000	204,027
Guangzhou Haige Communications Group, Inc. Co. Class A	46,800	105,602
Hengtong Optic-electric Co. Ltd. Class A	34,894	123,630
Hytera Communications Corp. Ltd. Class A (a)	8,800	14,272
Kyland Technology Co. Ltd. Class A (a)	6,200	18,085
Suzhou TFC Optical Communication Co. Ltd. Class A	8,280	240,845
Security Description	Shares	Value
T&S Communications Co. Ltd. Class A	1,600	$26,487
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	15,200	45,230
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	26,400	440,104
Yealink Network Technology Corp. Ltd. Class A	16,180	82,639
Zhongji Innolight Co. Ltd. Class A	11,740	1,025,996
ZTE Corp. Class A	56,900	308,469
ZTE Corp. Class H (b)	110,997	387,031
		4,235,744
CONSTRUCTION & ENGINEERING — 0.5%
China Communications Services Corp. Ltd. Class H	489,600	281,802
China Conch Venture Holdings Ltd.	287,000	346,605
China Energy Engineering Corp. Ltd. Class A	257,400	86,661
China National Chemical Engineering Co. Ltd. Class A	70,100	75,624
China Railway Group Ltd. Class A	204,106	158,198
China Railway Group Ltd. Class H	656,000	322,796
China State Construction Engineering Corp. Ltd. Class A	450,200	330,880
China State Construction International Holdings Ltd.	128,000	149,814
CSSC Science & Technology Co. Ltd. Class A	24,500	40,787
Metallurgical Corp. of China Ltd. Class A	447,300	190,328
Metallurgical Corp. of China Ltd. Class H	244,000	57,368
Power Construction Corp. of China Ltd. Class A	263,026	195,952
Shanghai Construction Group Co. Ltd. Class A	266,400	101,141
Shenzhen SED Industry Co. Ltd. Class A	25,600	70,969
Sichuan Road & Bridge Group Co. Ltd. Class A	71,300	101,639
Sinoma International Engineering Co. Class A	58,400	86,931
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	148,700	72,859
Xinte Energy Co. Ltd. Class H (a)	35,200	33,240
		2,703,594
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. Class A	30,400	95,208
Anhui Conch Cement Co. Ltd. Class H	201,000	570,191
BBMG Corp. Class H (b)	447,000	41,923
BBMG Jidong Cement Group Co. Ltd. Class A	3,526	2,228

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	43,500	$84,695
China Jushi Co. Ltd. Class A	136,570	334,579
China National Building Material Co. Ltd. Class H	546,792	359,681
China Resources Building Materials Technology Holdings Ltd. (b)	289,163	57,584
CSG Holding Co. Ltd. Class A	189,717	120,409
Huaxin Building Materials Group Co. Ltd. Class A	66,172	232,646
Sichuan Hexie Shuangma Co. Ltd. Class A (a)	46,500	165,482
		2,064,626
CONSUMER FINANCE — 0.2%
FinVolution Group ADR	11,220	58,681
High Templar Tech Ltd. ADR (a) (b)	24,970	88,643
LexinFintech Holdings Ltd. ADR (b)	22,557	73,761
Lufax Holding Ltd. ADR (a)	41,105	105,229
Qfin Holdings, Inc. ADR	16,811	323,948
Yixin Group Ltd. (b) (c)	316,500	104,097
		754,359
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.5%
Alibaba Health Information Technology Ltd. (a) (b)	694,000	450,273
DingDong Cayman Ltd. ADR (a) (b)	18,285	45,530
East Buy Holding Ltd. (a) (b) (c)	77,000	177,278
JD Health International, Inc. (a) (c)	152,850	1,089,892
Jiajiayue Group Co. Ltd. Class A	48,908	82,892
Laobaixing Pharmacy Chain JSC Class A	35,649	75,589
Ping An Healthcare & Technology Co. Ltd. (a) (b) (c)	125,100	226,300
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	114,500	25,302
Sipai Health Technology Co. Ltd. (a)	9,600	3,071
Yifeng Pharmacy Chain Co. Ltd. Class A	25,456	79,213
		2,255,340
CONTAINERS & PACKAGING — 0.0% *
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	40,240	164,363
DISTRIBUTORS — 0.1%
Hong Kong Robotics Group Holding Ltd. (a)	318,000	37,996
Zhejiang China Commodities City Group Co. Ltd. Class A	99,210	226,706
		264,702
DIVERSIFIED CONSUMER SERVICES — 0.4%
China Chunlai Education Group Co. Ltd.	7,000	3,193
Security Description	Shares	Value
China Education Group Holdings Ltd.	155,939	$62,107
China Yuhua Education Corp. Ltd. (a) (c)	162,000	10,823
Fenbi Ltd. (a) (b)	76,500	20,148
Fu Shou Yuan International Group Ltd. (b)	248,000	89,533
Gaotu Techedu, Inc. ADR (a) (b)	21,058	48,855
New Oriental Education & Technology Group, Inc.	184,400	1,000,714
Offcn Education Technology Co. Ltd. Class A (a)	29,200	11,463
SunCar Technology Group, Inc. Class A (a) (b)	3,596	7,264
TAL Education Group ADR (a)	62,621	683,195
Tianli International Holdings Ltd. (b)	176,000	53,816
Zhejiang Yasha Decoration Co. Ltd. Class A	244,890	132,971
		2,124,082
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp. Ltd. Class H (c)	642,400	954,088
CITIC Telecom International Holdings Ltd.	122,000	38,715
		992,803
ELECTRICAL EQUIPMENT — 2.1%
Beijing Easpring Material Technology Co. Ltd. Class A	5,300	43,889
CNGR Advanced Material Co. Ltd. Class A	9,101	60,409
Contemporary Amperex Technology Co. Ltd. Class A	52,660	2,770,781
Contemporary Amperex Technology Co. Ltd. Class H (b)	4,600	298,747
Dajin Heavy Industry Co. Ltd. Class A	16,200	120,526
Dongfang Electric Corp. Ltd. Class A	113,200	393,770
Eve Energy Co. Ltd. Class A	35,800	337,281
Fangda Carbon New Material Co. Ltd. Class A	153,060	124,773
Farasis Energy Gan Zhou Co. Ltd. Class A (a)	38,631	86,616
GEM Co. Ltd. Class A	97,934	117,297
Ginlong Technologies Co. Ltd. Class A	5,850	59,850
Goldwind Science & Technology Co. Ltd. Class A	100,100	292,558
Goldwind Science & Technology Co. Ltd. Class H	66,960	115,364
Goneo Group Co. Ltd. Class A	9,547	55,846
GoodWe Technologies Co. Ltd. Class A (a)	3,106	27,647
Gotion High-tech Co. Ltd. Class A	33,036	185,107
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	4,700	35,836
Harbin Electric Co. Ltd. Class H	58,000	123,921

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Henan Pinggao Electric Co. Ltd. Class A	55,400	$137,707
Hoymiles Power Electronics, Inc. Class A	2,807	40,533
Jiangsu Zhongtian Technology Co. Ltd. Class A	47,100	122,272
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	28,900	40,328
JL Mag Rare-Earth Co. Ltd. Class A	30,920	151,102
Ming Yang Smart Energy Group Ltd. Class A	37,500	77,794
Nantong Jianghai Capacitor Co. Ltd. Class A	28,700	122,120
NARI Technology Co. Ltd. Class A	113,801	366,514
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,100	86,458
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	11,515	58,400
Ningbo Sanxing Medical Electric Co. Ltd. Class A	28,000	92,345
Ningbo Zhongda Leader Intelligent Transmission Co. Ltd. Class A	1,950	24,965
Pylon Technologies Co. Ltd. Class A	2,763	22,492
Qingdao TGOOD Electric Co. Ltd. Class A	41,600	153,051
Shanghai Electric Group Co. Ltd. Class A (a)	253,600	312,824
Shanghai Electric Group Co. Ltd. Class H (a)	362,000	179,988
Shanghai Electric Wind Power Group Co. Ltd. Class A (a)	18,700	45,572
Shanghai Liangxin Electrical Co. Ltd. Class A	26,250	40,541
Shanghai Moons' Electric Co. Ltd. Class A	9,700	100,544
Shenzhen Honor Electronic Co. Ltd. Class A	1,100	34,828
Shenzhen Kstar Science & Technology Co. Ltd. Class A	17,200	119,563
Shenzhen Megmeet Electrical Co. Ltd. Class A	18,900	243,888
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	1,000	17,791
Shijiazhuang Shangtai Technology Co. Ltd. Class A	6,300	77,451
Sichuan Huafeng Technology Co. Ltd. Class A (a)	4,493	64,409
Sungrow Power Supply Co. Ltd. Class A	27,340	669,952
Sunwoda Electronic Co. Ltd. Class A	27,200	101,903
TBEA Co. Ltd. Class A	85,828	273,225
Tech-Pro, Inc. (a) (b) (d)	4,481,396	—
Time Interconnect Technology Ltd.	67,000	146,421
Titan Wind Energy Suzhou Co. Ltd. Class A	27,700	27,224
Security Description	Shares	Value
Wolong Electric Group Co. Ltd. Class A	12,900	$90,744
Xiangtan Electric Manufacturing Co. Ltd. Class A (a)	47,300	106,934
Xuji Electric Co. Ltd. Class A	38,300	141,075
Zhejiang Chint Electrics Co. Ltd. Class A	55,290	220,924
Zhejiang HangKe Technology, Inc. Co. Class A	14,492	60,813
Zhejiang Huayou Cobalt Co. Ltd. Class A	31,750	310,497
Zhejiang Narada Power Source Co. Ltd. Class A (a)	28,100	62,561
Zhejiang Rongtai Electric Material Co. Ltd. Class A	4,000	66,287
Zhuhai CosMX Battery Co. Ltd. Class A	32,936	101,593
		10,363,851
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
AAC Technologies Holdings, Inc.	121,745	610,015
Accelink Technologies Co. Ltd. Class A	23,722	237,731
Anxin-China Holdings Ltd. (a) (d)	3,068,000	—
Avary Holding Shenzhen Co. Ltd. Class A	35,200	255,076
Beijing Highlander Digital Technology Co. Ltd. Class A (a)	2,100	5,467
Beijing Tricolor Technology Co. Ltd. Class A	2,100	67,243
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,500	42,889
BOE Technology Group Co. Ltd. Class A	544,000	328,117
Castech, Inc. Class A	21,990	177,496
Chaozhou Three-Circle Group Co. Ltd. Class A	36,500	239,239
China Railway Signal & Communication Corp. Ltd. Class A	224,379	175,840
China Zhenhua Group Science & Technology Co. Ltd. Class A	12,800	96,111
Eoptolink Technology, Inc. Ltd. Class A	10,060	621,015
Foxconn Industrial Internet Co. Ltd. Class A	170,400	1,514,813
GoerTek, Inc. Class A	67,348	277,209
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	15,300	86,869
Hanwei Electronics Group Corp. Class A	4,100	31,484
Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,820	50,520
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	27,100	75,710
Hgtech Co. Ltd. Class A	25,500	289,818

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
IRICO Display Devices Co. Ltd. Class A (a)	111,200	$103,394
Kingboard Holdings Ltd.	127,499	480,937
Kingboard Laminates Holdings Ltd.	124,000	210,132
Lens Technology Co. Ltd. Class A	88,400	383,365
Lingyi iTech Guangdong Co. Class A	128,600	286,312
Luxshare Precision Industry Co. Ltd. Class A	96,287	782,303
Maxscend Microelectronics Co. Ltd. Class A	7,853	91,671
Mloptic Corp. Class A	817	46,709
OFILM Group Co. Ltd. Class A (a)	94,500	143,782
Orbbec, Inc. Class A (a)	3,714	47,713
Q Technology Group Co. Ltd.	32,000	34,617
Raytron Technology Co. Ltd. Class A	14,658	211,681
RoboSense Technology Co. Ltd. (a) (b)	43,300	203,608
Sai Micro Electronics, Inc. Class A (a)	15,700	125,871
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	4,789	93,235
Shengyi Electronics Co. Ltd. Class A	7,095	97,267
Shengyi Technology Co. Ltd. Class A	33,500	342,729
Shennan Circuits Co. Ltd. Class A	8,516	283,409
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	56,466	171,260
Shenzhen Kaifa Technology Co. Ltd. Class A	45,900	166,241
Shenzhen Kinwong Electronic Co. Ltd. Class A	23,500	246,078
Sunny Optical Technology Group Co. Ltd.	105,300	886,801
SUPCON Technology Co. Ltd. Class A	19,120	135,156
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	32,206	390,581
TCL Technology Group Corp. Class A	398,638	259,288
Tianma Microelectronics Co. Ltd. Class A (a)	92,000	119,021
Unisplendour Corp. Ltd. Class A	55,756	196,505
Universal Scientific Industrial Shanghai Co. Ltd. Class A	64,300	276,363
Victory Giant Technology Huizhou Co. Ltd. Class A	11,300	465,570
Visionox Technology, Inc. Class A (a)	72,500	89,535
Wasion Holdings Ltd.	130,000	286,940
Wingtech Technology Co. Ltd. Class A (a)	26,300	140,469
Wuhan Guide Infrared Co. Ltd. Class A (a)	185,953	390,824
Security Description	Shares	Value
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	5,300	$69,250
WUS Printed Circuit Kunshan Co. Ltd. Class A	35,310	369,645
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	1,087	21,410
XGD, Inc. Class A	18,500	73,497
Xiamen Faratronic Co. Ltd. Class A	4,700	70,669
Zhejiang Dahua Technology Co. Ltd. Class A	59,112	160,400
		14,136,900
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group	550,000	56,530
China Oilfield Services Ltd. Class H	289,900	260,346
China Petroleum Engineering Corp. Class A	150,700	72,328
COFCO Capital Holdings Co. Ltd. Class A	59,000	98,897
Offshore Oil Engineering Co. Ltd. Class A	111,300	87,542
Sinopec Oilfield Service Corp. Class H (a)	804,000	72,307
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	25,600	259,779
		907,729
ENTERTAINMENT — 2.2%
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	40,800	137,949
Beijing Enlight Media Co. Ltd. Class A	77,200	181,167
Boyaa Interactive International Ltd. (b)	56,000	24,606
China Film Group Co. Ltd. Class A	55,780	125,626
CTEG (a) (b) (d)	1,980,400	—
Damai Entertainment Holdings Ltd. (a)	2,540,000	310,015
DouYu International Holdings Ltd. ADR	2,362	16,062
G-bits Network Technology Xiamen Co. Ltd. Class A	3,046	184,965
Giant Network Group Co. Ltd. Class A	53,800	333,670
HUYA, Inc. ADR	19,300	55,584
iDreamSky Technology Holdings Ltd. (a) (b) (c)	130,800	9,579
iQIYI, Inc. ADR (a) (b)	71,900	138,048
Kingnet Network Co. Ltd. Class A	48,200	151,023
Kingsoft Corp. Ltd. (b)	149,400	545,890
Mango Excellent Media Co. Ltd. Class A	33,366	116,734
Maoyan Entertainment (b) (c)	67,800	60,453
NetDragon Websoft Holdings Ltd.	58,000	77,870
NetEase Cloud Music, Inc. (a) (b) (c)	10,050	240,162

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NetEase, Inc.	228,400	$6,297,249
Perfect World Co. Ltd. Class A	48,524	113,942
Sohu.com Ltd. ADR (a)	5,457	85,347
Talkweb Information System Co. Ltd. Class A (a)	15,600	73,978
Tanwan, Inc. (a)	16,600	36,789
Tencent Music Entertainment Group ADR	69,758	1,222,858
Wanda Film Holding Co. Ltd. Class A (a)	68,500	111,092
XD, Inc.	32,800	273,281
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	31,600	58,220
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	104,600	68,785
		11,050,944
FINANCIAL SERVICES — 0.0% *
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	17,589,376	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	17,798,900	—
Far East Horizon Ltd.	153,000	158,042
Yeahka Ltd. (a) (b)	20,800	21,352
		179,394
FOOD PRODUCTS — 1.2%
Anjoy Foods Group Co. Ltd. Class A	5,692	64,651
China Feihe Ltd. (b) (c)	454,000	236,814
China Huishan Dairy Holdings Co. Ltd. (a) (d)	2,729,000	—
China Mengniu Dairy Co. Ltd.	447,220	856,690
COFCO Joycome Foods Ltd. (a) (b)	259,000	51,910
Foshan Haitian Flavouring & Food Co. Ltd. Class A	65,973	349,905
Fujian Sunner Development Co. Ltd. Class A	48,300	114,454
Fujian Wanchen Biotechnology Group Co. Ltd. Class A	400	11,523
Guangdong Haid Group Co. Ltd. Class A	26,368	209,208
Health & Happiness H&H International Holdings Ltd.	23,500	39,612
Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	14,000	57,665
Henan Shuanghui Investment & Development Co. Ltd. Class A	32,200	122,112
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	76,400	313,045
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	26,949	67,759
Muyuan Foods Co. Ltd. Class A	60,042	435,093
New Hope Liuhe Co. Ltd. Class A	80,192	105,928
Star Plus Legend Holdings Ltd. Class H (a) (b)	34,500	26,506
Security Description	Shares	Value
Tingyi Cayman Islands Holding Corp.	293,844	$445,098
Toly Bread Co. Ltd. Class A	60,480	45,577
Uni-President China Holdings Ltd.	229,400	239,612
Want Want China Holdings Ltd.	633,933	377,908
Weilong Delicious Global Holdings Ltd. (b)	50,800	73,424
Wens Foodstuff Group Co. Ltd. Class A	79,200	191,534
WH Group Ltd. (c)	1,209,683	1,347,460
Yihai International Holding Ltd. (b)	66,000	106,841
Yihai Kerry Arawana Holdings Co. Ltd. Class A	17,700	72,880
		5,963,209
GAS UTILITIES — 0.4%
Beijing Enterprises Holdings Ltd.	61,500	251,420
China Gas Holdings Ltd.	417,337	411,787
China Resources Gas Group Ltd.	135,100	392,621
Chongqing Gas Group Corp. Ltd. Class A	81,800	64,339
ENN Natural Gas Co. Ltd. Class A	30,600	91,012
Kunlun Energy Co. Ltd.	553,400	528,266
		1,739,445
GROUND TRANSPORTATION — 0.4%
ANE Cayman, Inc. (b)	84,000	127,562
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	576,400	425,284
Canggang Railway Ltd. (b)	268,000	28,234
China High Speed Railway Technology Co. Ltd. Class A (a)	341,954	139,624
Daqin Railway Co. Ltd. Class A	147,903	109,339
Full Truck Alliance Co. Ltd. ADR (b)	99,649	1,069,234
Guangshen Railway Co. Ltd. Class H	510,000	142,185
		2,041,462
HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
AK Medical Holdings Ltd. (b) (c)	94,000	68,838
Angelalign Technology, Inc. (b) (c)	9,400	71,978
APT Medical, Inc. Class A	2,014	70,193
Autobio Diagnostics Co. Ltd. Class A	14,600	74,088
Intco Medical Technology Co. Ltd. Class A	25,960	144,678
iRay Group Class A	1,929	27,943
Jafron Biomedical Co. Ltd. Class A	6,455	18,191
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	25,382	138,947
Lifetech Scientific Corp. (a) (b)	306,000	61,330
Microport Cardioflow Medtech Corp. (a) (c)	47,000	7,307
Microport Scientific Corp. (a) (b)	114,411	159,045
Ovctek China, Inc. Class A	16,100	33,884
Qingdao Haier Biomedical Co. Ltd. Class A	6,851	31,193

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	418,400	$269,849
Shanghai Conant Optical Co. Ltd. Class H (b)	12,800	88,803
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	51,500	160,782
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	14,000	381,994
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	15,600	125,717
Sinocare, Inc. Class A	22,100	54,174
Sonoscape Medical Corp. Class A	15,700	59,427
		2,048,361
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Aier Eye Hospital Group Co. Ltd. Class A	142,845	224,706
Bright Eye Hospital Group Co. Ltd. Class A (a)	5,400	25,445
China Meheco Group Co. Ltd. Class A	26,266	38,872
China Resources Medical Holdings Co. Ltd. (b)	177,000	72,997
ClouDr Group Ltd. (a)	73,300	9,417
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (b)	6,000	13,660
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,300	21,534
Gushengtang Holdings Ltd.	14,400	52,172
Huadong Medicine Co. Ltd. Class A	36,074	203,887
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	49,200	78,508
Jinxin Fertility Group Ltd. (a) (b) (c)	323,000	98,765
Jointown Pharmaceutical Group Co. Ltd. Class A	106,006	77,759
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	107,640	81,425
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	115,100	168,284
Sinopharm Group Co. Ltd. Class H	181,200	452,563
Topchoice Medical Corp. Class A	9,925	57,176
		1,677,170
HEALTH CARE TECHNOLOGY — 0.0% *
Winning Health Technology Group Co. Ltd. Class A	92,900	117,390
Yidu Tech, Inc. (a) (b) (c)	54,100	36,491
		153,881
HOTELS, RESTAURANTS & LEISURE — 4.2%
Atour Lifestyle Holdings Ltd. ADR (b)	4,009	157,955
China Travel International Investment Hong Kong Ltd. (a) (b)	906,000	150,156
Security Description	Shares	Value
Guming Holdings Ltd.	72,400	$230,497
H World Group Ltd.	206,900	980,871
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	531,000	31,041
Haidilao International Holding Ltd. (b) (c)	243,000	444,883
Helens International Holdings Co. Ltd. (b)	71,500	8,359
Jiumaojiu International Holdings Ltd. (b) (c)	145,000	33,346
Meituan Class B (a) (c)	731,281	9,705,316
Mixue Group Class H (a)	2,600	136,890
Nayuki Holdings Ltd. (a)	89,500	12,189
Shanghai Jinjiang International Hotels Co. Ltd. Class A	31,870	115,381
Songcheng Performance Development Co. Ltd. Class A	78,000	91,522
Tongcheng Travel Holdings Ltd.	144,507	416,617
TravelSky Technology Ltd. Class H	147,000	194,149
Trip.com Group Ltd.	76,475	5,443,200
Yum China Holdings, Inc.	51,686	2,467,490
		20,619,862
HOUSEHOLD DURABLES — 0.9%
Beijing Roborock Technology Co. Ltd. Class A	3,400	74,070
Chervon Holdings Ltd. (b)	19,000	47,894
Ecovacs Robotics Co. Ltd. Class A	5,300	61,262
Edifier Technology Co. Ltd. Class A	27,200	46,996
Gree Electric Appliances, Inc. of Zhuhai Class A	67,600	389,526
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	12,400	25,333
Haier Smart Home Co. Ltd. Class A	95,600	357,338
Haier Smart Home Co. Ltd. Class H	310,600	968,892
Hangzhou GreatStar Industrial Co. Ltd.	31,900	155,479
Hangzhou Robam Appliances Co. Ltd. Class A	32,938	91,311
Hisense Home Appliances Group Co. Ltd. Class H	47,000	139,970
Hisense Visual Technology Co. Ltd. Class A	28,100	97,747
Jason Furniture Hangzhou Co. Ltd. Class A	19,440	85,615
Joyoung Co. Ltd. Class A	56,754	84,888
JS Global Lifestyle Co. Ltd. (a) (c)	122,000	30,251
KingClean Electric Co. Ltd. Class A (a)	26,960	122,557
Midea Group Co. Ltd. Class A	34,310	384,147
Midea Group Co. Ltd. Class H	32,500	354,709
Oppein Home Group, Inc. Class A	14,780	110,300
Shenzhen MTC Co. Ltd. Class A	237,700	252,686

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sichuan Changhong Electric Co. Ltd. Class A	112,936	$147,238
Skyworth Group Ltd. (a) (b)	259,793	156,540
Zhejiang Supor Co. Ltd. Class A	3,065	19,356
Zhejiang Zhongjian Technology Co. Ltd. Class A	2,500	40,674
		4,244,779
HOUSEHOLD PRODUCTS — 0.0% *
Blue Moon Group Holdings Ltd. (b) (c)	140,000	48,384
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.2%
Beijing Jingneng Clean Energy Co. Ltd. Class H	338,000	98,575
CGN New Energy Holdings Co. Ltd.	164,000	52,465
CGN Power Co. Ltd. Class H (c)	1,765,000	664,412
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	440,000	116,451
China Longyuan Power Group Corp. Ltd. Class H (b)	552,000	470,904
China National Nuclear Power Co. Ltd. Class A	234,900	291,103
China Power International Development Ltd. (b)	646,000	268,077
China Resources Power Holdings Co. Ltd. (b)	288,092	640,698
China Three Gorges Renewables Group Co. Ltd. Class A	339,500	198,935
China Yangtze Power Co. Ltd. Class A	256,600	999,571
Concord New Energy Group Ltd.	710,000	29,190
Datang International Power Generation Co. Ltd. Class H (b)	690,287	195,996
GCL Energy Technology Co. Ltd. Class A	50,800	72,416
GD Power Development Co. Ltd. Class A	222,832	160,900
Guangdong Electric Power Development Co. Ltd. Class A	91,800	58,132
Huadian Power International Corp. Ltd. Class H	422,000	220,664
Huaneng Power International, Inc. Class A	60,096	64,229
Huaneng Power International, Inc. Class H	624,129	459,467
SDIC Power Holdings Co. Ltd. Class A	86,800	163,155
Shanghai Electric Power Co. Ltd. Class A	50,700	145,419
Shenergy Co. Ltd. Class A	105,974	118,121
Sichuan Chuantou Energy Co. Ltd. Class A	83,818	166,917
Sichuan New Energy Power Co. Ltd. Class A	28,800	48,069
Xinyi Energy Holdings Ltd. (b)	317,216	44,830
Security Description	Shares	Value
Zhejiang Zheneng Electric Power Co. Ltd. Class A	233,616	$165,674
		5,914,370
INDUSTRIAL CONGLOMERATES — 0.3%
Beijing Aerospace Changfeng Co. Ltd. Class A (a)	44,000	132,631
China Baoan Group Co. Ltd. Class A	38,000	53,625
CITIC Ltd.	781,000	1,210,106
CITIC Resources Holdings Ltd.	938,000	48,205
		1,444,567
INSURANCE — 3.9%
China Life Insurance Co. Ltd. Class A	37,144	242,130
China Life Insurance Co. Ltd. Class H	996,040	3,503,768
China Pacific Insurance Group Co. Ltd. Class A	88,800	533,185
China Pacific Insurance Group Co. Ltd. Class H	348,600	1,576,504
China Reinsurance Group Corp. Class H	546,000	117,849
China Taiping Insurance Holdings Co. Ltd.	249,091	598,126
New China Life Insurance Co. Ltd. Class A	25,800	257,632
New China Life Insurance Co. Ltd. Class H	134,200	937,081
People's Insurance Co. Group of China Ltd. Class A	134,500	172,462
People's Insurance Co. Group of China Ltd. Class H	1,016,000	881,095
PICC Property & Casualty Co. Ltd. Class H	960,287	2,018,410
Ping An Insurance Group Co. of China Ltd. Class A	101,294	992,630
Ping An Insurance Group Co. of China Ltd. Class H	847,600	7,094,641
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	84,400	174,471
		19,099,984
INTERACTIVE MEDIA & SERVICES — 14.7%
Autohome, Inc. ADR (b)	9,971	221,954
Baidu, Inc. Class A (a)	298,350	5,040,538
Bilibili, Inc. Class Z (a) (b)	35,680	884,264
China Metal Recycling Holdings Ltd. (a) (b) (d)	268,085	—
Hello Group, Inc. ADR	22,785	149,242
JOYY, Inc. ADR	6,181	400,281
Kanzhun Ltd. ADR	48,984	998,294
Kuaishou Technology (c)	366,600	3,012,022
Kunlun Tech Co. Ltd. Class A (a)	15,800	94,393
Meitu, Inc. (b) (c)	423,000	380,420
So-Young International, Inc. ADR (b)	13,369	34,225
Tencent Holdings Ltd.	794,915	61,174,804

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhihu, Inc. ADR (a) (b)	12,601	$41,331
		72,431,768
IT SERVICES — 0.4%
Beijing Teamsun Technology Co. Ltd. Class A	16,700	42,779
Beijing Ultrapower Software Co. Ltd. Class A	24,200	39,941
China TransInfo Technology Co. Ltd. Class A (a)	70,976	119,684
Chinasoft International Ltd. (b)	458,000	292,447
Dawei Technology Guangdong Group Co. Ltd. Class A (a)	7,500	7,694
Digital China Group Co. Ltd. Class A	18,700	104,244
Digital China Holdings Ltd. (b)	154,000	52,431
GDS Holdings Ltd. Class A (a) (b)	146,100	632,565
Hydsoft Technology Co. Ltd. Class A	1,500	9,602
INESA Intelligent Tech, Inc. Class A	38,000	101,751
Isoftstone Information Technology Group Co. Ltd. Class A	15,700	106,684
Kingsoft Cloud Holdings Ltd. (a) (b)	306,000	216,620
Merit Interactive Co. Ltd. Class A (a)	3,900	18,310
Range Intelligent Computing Technology Group Co. Ltd. Class A	7,000	52,952
Shenzhen Forms Syntron Information Co. Ltd. (a)	8,800	48,955
Taiji Computer Corp. Ltd. Class A	17,644	61,906
Vnet Group, Inc. ADR (a) (b)	20,853	176,416
WellCell Holdings Co. Ltd. (a) (b)	48,800	84,014
		2,168,995
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Alpha Group Class A (a)	61,000	77,343
Bloks Group Ltd. (a) (b)	6,000	51,609
Shanghai Yaoji Technology Co. Ltd. Class A	16,100	53,744
Zhejiang Cfmoto Power Co. Ltd. Class A	5,500	219,592
		402,288
LIFE SCIENCES TOOLS & SERVICES — 0.9%
Genscript Biotech Corp. (a) (b)	132,000	210,630
Hangzhou Tigermed Consulting Co. Ltd. Class A	22,600	183,586
Hangzhou Tigermed Consulting Co. Ltd. Class H (c)	5,300	28,967
Joinn Laboratories China Co. Ltd. Class A	15,729	78,893
Maccura Biotechnology Co. Ltd. Class A	10,400	16,673
Pharmaron Beijing Co. Ltd. Class A	45,600	185,733
Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class H (c)	5,350	$13,465
Shanghai Medicilon, Inc. Class A (a)	1,679	13,567
WuXi AppTec Co. Ltd. Class A	55,884	725,697
WuXi AppTec Co. Ltd. Class H (c)	35,500	450,164
Wuxi Biologics Cayman, Inc. (a) (c)	490,000	1,979,264
WuXi XDC Cayman, Inc. (a)	16,000	124,879
XtalPi Holdings Ltd. (a)	233,000	283,186
		4,294,704
MACHINERY — 2.1%
Anhui Heli Co. Ltd. Class A	27,700	82,902
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	15,400	27,667
China CSSC Holdings Ltd. Class A	66,200	315,448
China International Marine Containers Group Co. Ltd. Class H	168,490	202,400
CIMC Enric Holdings Ltd.	124,000	150,549
CRRC Corp. Ltd. Class A	451,800	441,447
CRRC Corp. Ltd. Class H	255,000	195,914
Dongguan Yiheda Automation Co. Ltd. Class A	15,600	59,272
EFORT Intelligent Robot Co. Ltd. (a)	2,584	8,796
First Tractor Co. Ltd. Class H (b)	146,000	156,814
Guangdong Topstar Technology Co. Ltd. Class A (a)	2,100	9,910
Haitian International Holdings Ltd.	107,000	304,634
Hangcha Group Co. Ltd. Class A	36,740	139,855
Han's Laser Technology Industry Group Co. Ltd. Class A	35,682	210,566
Hefei Meiya Optoelectronic Technology, Inc. Class A	56,054	165,192
Jiangsu Hengli Hydraulic Co. Ltd. Class A	25,596	403,048
Keda Industrial Group Co. Ltd. Class A	38,100	75,709
Leader Harmonious Drive Systems Co. Ltd. Class A	3,500	96,326
Lonking Holdings Ltd.	654,000	248,711
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	5,400	32,006
Ningbo Deye Technology Co. Ltd. Class A	7,008	86,546
North Industries Group Red Arrow Co. Ltd. Class A (a)	21,200	55,309
RoboTechnik Intelligent Technology Co. Ltd. Class A	1,200	40,109
RongFa Nuclear Equipment Co. Ltd. Class A (a)	59,700	64,234
SanFeng Intelligent Equipment Group Co. Ltd. Class A (a)	10,100	14,036
Sany Heavy Equipment International Holdings Co. Ltd.	153,000	170,229

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sany Heavy Industry Co. Ltd. Class A	145,696	$441,057
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	15,300	185,245
Shannon Semiconductor Technology Co. Ltd. Class A	7,500	155,094
Shenzhen Dobot Corp. Ltd. Class H (a)	4,600	22,387
Shenzhen Envicool Technology Co. Ltd. Class A	8,500	130,168
Shenzhen Inovance Technology Co. Ltd. Class A	35,550	383,668
Siasun Robot & Automation Co. Ltd. Class A (a)	55,400	144,374
Sinotruk Hong Kong Ltd.	77,000	273,237
UBTech Robotics Corp. Ltd. Class H (a) (b)	34,800	564,687
Weichai Power Co. Ltd. Class H	353,680	856,539
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	24,400	174,717
XCMG Construction Machinery Co. Ltd. Class A	253,224	420,108
Xi'an Bright Laser Technologies Co. Ltd. Class A	7,371	117,757
Yangzijiang Shipbuilding Holdings Ltd.	421,300	1,140,065
Yantai Eddie Precision Machinery Co. Ltd. Class A	9,100	24,680
Yutong Bus Co. Ltd. Class A	47,100	220,656
ZCZL Industrial Technology Group Co. Ltd. Class A	39,014	137,221
Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	2,200	26,905
Zhejiang Dingli Machinery Co. Ltd. Class A	13,800	111,983
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	48,720	386,063
Zhuzhou CRRC Times Electric Co. Ltd. Class H	94,300	455,780
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H (b)	361,600	360,044
		10,490,064
MARINE — 0.5%
Antong Holdings Co. Ltd. Class A (a)	131,400	103,916
COSCO SHIPPING Holdings Co. Ltd. Class A	43,100	93,734
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	400,577	707,642
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	92,400	93,989
Hainan Strait Shipping Co. Ltd. Class A	84,400	147,157
LC Logistics, Inc.	20,600	11,778
Orient Overseas International Ltd. (b)	16,500	265,832
Security Description	Shares	Value
Shanghai Zhonggu Logistics Co. Ltd. Class A	60,000	$86,304
SITC International Holdings Co. Ltd.	184,000	658,603
Xingtong Shipping Co. Ltd. Class A	24,800	53,829
Yangzijiang Maritime Development Ltd. (a)	242,100	116,720
		2,339,504
MEDIA — 0.3%
Bluefocus Intelligent Communications Group Co. Ltd. Class A	102,680	169,467
China Literature Ltd. (a) (b) (c)	70,400	298,297
China Publishing & Media Co. Ltd. Class A	42,500	39,273
China Science Publishing & Media Ltd. Class A	15,500	40,305
China South Publishing & Media Group Co. Ltd. Class A	25,538	41,198
COL Group Co. Ltd. Class A (a)	17,200	61,901
Focus Media Information Technology Co. Ltd. Class A	117,400	123,960
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	29,992	43,141
Leo Group Co. Ltd. Class A	58,400	47,189
Mobvista, Inc. (a) (c)	75,000	147,234
NanJi E-Commerce Co. Ltd. Class A	160,800	77,636
People.cn Co. Ltd. Class A	17,900	48,853
Qunabox Group Ltd. (a) (b)	11,600	33,145
Shandong Publishing & Media Co. Ltd. Class A	48,413	59,927
Southern Publishing & Media Co. Ltd. Class A	28,700	55,139
Wasu Media Holding Co. Ltd. Class A	129,600	140,556
Xinhua Winshare Publishing & Media Co. Ltd. Class H	59,000	77,621
Xinhuanet Co. Ltd. Class A	19,770	55,033
		1,559,875
METALS & MINING — 4.1%
Aluminum Corp. of China Ltd. Class H	780,000	1,219,580
Angang Steel Co. Ltd. Class H (a)	485,435	117,874
Anhui Honglu Steel Construction Group Co. Ltd. Class A	27,130	63,900
Baoshan Iron & Steel Co. Ltd. Class A	268,028	286,078
Chifeng Jilong Gold Mining Co. Ltd. Class H	23,400	89,469
China Gold International Resources Corp. Ltd.	30,000	604,741
China Hongqiao Group Ltd.	330,000	1,383,002
China Nonferrous Mining Corp. Ltd.	155,000	293,730

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	68,328	$451,477
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	20,700	137,724
China Zhongwang Holdings Ltd. (a) (b) (d)	1,029,600	—
Chongqing Iron & Steel Co. Ltd. Class A (a)	591,900	123,808
Citic Pacific Special Steel Group Co. Ltd. Class A	48,900	114,685
CMOC Group Ltd. Class A	239,302	685,684
CMOC Group Ltd. Class H	435,000	1,075,275
Guangdong HEC Technology Holding Co. Ltd. Class A (a)	82,700	265,756
Guangdong Hongda Holdings Group Co. Ltd. Class A	36,200	247,904
Guocheng Mining Co. Ltd. Class A (a)	50,400	200,735
Hangzhou Iron & Steel Co. Class A (a)	14,100	16,484
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	45,500	179,068
Hunan Valin Steel Co. Ltd. Class A	111,954	90,141
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	874,964	298,342
Inner Mongolia ERDOS Resources Co. Ltd. Class A	43,020	76,179
JCHX Mining Management Co. Ltd. Class A	15,300	166,920
Jiangxi Copper Co. Ltd. Class H	209,000	1,151,400
Jinduicheng Molybdenum Co. Ltd. Class A	60,000	133,926
Lingbao Gold Group Co. Ltd. Class H (b)	92,000	211,694
Maanshan Iron & Steel Co. Ltd. Class A (a)	393,300	237,785
Maanshan Iron & Steel Co. Ltd. Class H (a)	84,000	27,088
MMG Ltd. (a)	584,000	658,017
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	247,500	109,922
Shandong Gold Mining Co. Ltd. Class A	111,120	616,259
Shandong Gold Mining Co. Ltd. Class H (c)	84,250	374,517
Shandong Nanshan Aluminum Co. Ltd. Class A	187,600	144,598
Shanjin International Gold Co. Ltd. Class A	49,000	170,799
Shanxi Meijin Energy Co. Ltd. Class A (a)	127,900	86,122
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	109,000	76,363
Shenghe Resources Holding Co. Ltd. Class A	36,400	112,278
Security Description	Shares	Value
Shougang Fushan Resources Group Ltd.	525,136	$197,681
Sinomine Resource Group Co. Ltd. Class A	7,120	80,126
Tiangong International Co. Ltd. (b)	90,000	35,614
Tianshan Aluminum Group Co. Ltd. Class A	74,700	173,160
Wanguo Gold Group Ltd.	89,000	87,245
Western Superconducting Technologies Co. Ltd. Class A	10,240	109,413
Xiamen Tungsten Co. Ltd. Class A	41,200	242,362
Xinxing Ductile Iron Pipes Co. Ltd. Class A	179,206	107,319
Xizang Zhufeng Resources Co. Ltd. Class A	17,160	36,975
YongXing Special Materials Technology Co. Ltd. Class A	5,270	40,960
Youngy Co. Ltd. Class A	4,711	34,928
Yunnan Aluminium Co. Ltd. Class A	52,250	245,831
Zhaojin Mining Industry Co. Ltd. Class H	227,500	898,484
Zhejiang Hailiang Co. Ltd. Class A	104,600	189,720
Zhongjin Gold Corp. Ltd. Class A	86,072	288,060
Zijin Mining Group Co. Ltd. Class A	213,812	1,055,896
Zijin Mining Group Co. Ltd. Class H	836,750	3,833,559
		19,956,657
OIL, GAS & CONSUMABLE FUELS — 2.4%
CGN Mining Co. Ltd.	445,000	176,662
China Coal Energy Co. Ltd. Class H (b)	378,013	483,231
China Merchants Energy Shipping Co. Ltd. Class A	135,200	173,941
China Petroleum & Chemical Corp. Class A	409,492	362,561
China Petroleum & Chemical Corp. Class H	3,172,640	1,903,543
China Shenhua Energy Co. Ltd. Class A	77,042	447,023
China Shenhua Energy Co. Ltd. Class H (b)	440,700	2,196,847
China Suntien Green Energy Corp. Ltd. Class H (b)	353,000	178,688
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	253,800	313,031
Guanghui Energy Co. Ltd. Class A	139,276	98,172
Guizhou Panjiang Refined Coal Co. Ltd. Class A	109,231	72,926
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	46,500	185,935
Jizhong Energy Resources Co. Ltd. Class A	127,640	98,382
Oriental Energy Co. Ltd. Class A (a)	74,000	85,875

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
PetroChina Co. Ltd. Class A	402,384	$600,121
PetroChina Co. Ltd. Class H	2,590,930	2,789,490
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,700	54,910
Shaanxi Coal Industry Co. Ltd. Class A	127,000	387,917
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	72,398	85,675
Shanxi Coking Coal Energy Group Co. Ltd. Class A	69,996	64,381
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	55,878	94,465
Sinopec Kantons Holdings Ltd. (b)	318,000	177,314
United Energy Group Ltd.	1,244,000	70,323
Yankuang Energy Group Co. Ltd. Class A	48,290	90,977
Yankuang Energy Group Co. Ltd. Class H	399,304	493,519
		11,685,909
PAPER & FOREST PRODUCTS — 0.1%
Lee & Man Paper Manufacturing Ltd. (b)	402,000	144,613
Nine Dragons Paper Holdings Ltd. (a)	331,000	251,328
		395,941
PERSONAL CARE PRODUCTS — 0.1%
Bloomage Biotechnology Corp. Ltd. Class A	3,863	24,174
By-health Co. Ltd. Class A	38,100	65,556
Giant Biogene Holding Co. Ltd. (b) (c)	61,400	262,529
Hengan International Group Co. Ltd.	29,000	103,951
Mao Geping Cosmetics Co. Ltd. Class H (b)	1,900	19,943
Yatsen Holding Ltd. ADR (a) (b)	6,186	24,064
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,200	29,509
		529,726
PHARMACEUTICALS — 2.0%
Antengene Corp. Ltd. (a) (c)	60,000	29,216
ApicHope Pharmaceutical Group Co. Ltd. (a)	6,300	30,282
Asymchem Laboratories Tianjin Co. Ltd. Class A	12,700	169,086
Beijing Tong Ren Tang Co. Ltd. Class A	20,194	93,333
Belite Bio, Inc. ADR (a) (b)	3,068	490,757
BGM Group Ltd. (a) (b)	5,054	18,649
Changchun High-Tech Industry Group Co. Ltd. Class A	4,998	66,270
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	35,780	153,630
Security Description	Shares	Value
China Animal Healthcare Ltd. (a) (d)	763,600	$—
China Medical System Holdings Ltd. (b)	198,300	328,653
China Resources Pharmaceutical Group Ltd. (b) (c)	301,000	172,088
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	32,920	134,228
China Shineway Pharmaceutical Group Ltd.	117,000	129,273
Chongqing Taiji Industry Group Co. Ltd. Class A (a)	13,600	35,169
Consun Pharmaceutical Group Ltd.	153,000	307,435
CSPC Innovation Pharmaceutical Co. Ltd. Class A	2,200	11,369
CSPC Pharmaceutical Group Ltd.	1,172,240	1,269,607
Dong-E-E-Jiao Co. Ltd. Class A	15,292	107,527
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	128,000	593,337
Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A (a)	5,900	52,492
Hua Medicine (a) (c)	96,500	38,186
Humanwell Healthcare Group Co. Ltd. Class A	45,870	119,013
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	80,578	687,688
Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	23,100	79,858
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	96,504	159,689
Livzon Pharmaceutical Group, Inc. Class A	27,938	137,930
Luye Pharma Group Ltd. (a) (b) (c)	368,500	129,722
NH Health (a) (b) (d)	47,500	43,146
Ocumension Therapeutics (a) (c)	76,500	72,731
Regencell Bioscience Holdings Ltd. (a) (b)	3,895	81,795
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	25,900	57,181
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	45,300	171,921
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	51,000	128,098
Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	7,199	72,496
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	58,524	98,854
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	38,800	275,437
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	26,900	65,786
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	36,466	153,336

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sihuan Pharmaceutical Holdings Group Ltd. (b)	429,000	$67,793
Simcere Pharmaceutical Group Ltd. (c)	146,000	224,529
Sino Biopharmaceutical Ltd.	1,552,250	1,232,467
SSY Group Ltd. (b)	294,332	107,016
Structure Therapeutics, Inc. ADR (a)	7,072	491,858
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	19,030	111,488
Tong Ren Tang Technologies Co. Ltd. Class H	153,000	86,687
United Laboratories International Holdings Ltd. (b)	152,000	226,335
Yifan Pharmaceutical Co. Ltd. Class A	68,100	116,688
Yunnan Baiyao Group Co. Ltd. Class A	21,669	176,209
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	6,000	145,084
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	47,546	115,596
		9,867,018
PROFESSIONAL SERVICES — 0.0% *
FESCO Group Co. Ltd. Class A	26,500	69,630
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
A-Living Smart City Services Co. Ltd. Class H (b) (c)	157,750	46,209
Beijing Capital Development Co. Ltd. Class A (a)	93,100	88,166
Beijing North Star Co. Ltd. Class A (a)	399,800	99,664
C&D International Investment Group Ltd.	89,021	178,991
China Green Electricity Investment of Tianjin Co. Ltd. Class A	28,800	33,875
China Jinmao Holdings Group Ltd.	1,108,718	172,358
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	133,541	165,301
China Overseas Grand Oceans Group Ltd.	242,557	61,703
China Overseas Land & Investment Ltd.	502,362	790,639
China Overseas Property Holdings Ltd. (b)	267,620	155,411
China Resources Land Ltd.	412,055	1,439,956
China Resources Mixc Lifestyle Services Ltd. (c)	110,400	609,055
China Vanke Co. Ltd. Class A (a)	150,910	100,535
China Vanke Co. Ltd. Class H (a) (b)	316,964	133,570
Country Garden Holdings Co. Ltd. (a)	554,000	29,538
Country Garden Services Holdings Co. Ltd.	347,000	268,826
Evergrande Property Services Group Ltd. (a) (c)	460,500	67,447
Security Description	Shares	Value
Gemdale Corp. Class A (a)	116,540	$51,091
Grandjoy Holdings Group Co. Ltd. Class A (a)	187,300	75,672
Greentown China Holdings Ltd. (b)	173,500	188,803
Greentown Service Group Co. Ltd.	306,000	184,382
Guangdong Hong Kong Greater Bay Area Holdings Ltd. (a)	72,000	45,049
Hainan Airport Infrastructure Co. Ltd. Class A	198,100	151,272
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	50,800	73,144
Hopson Development Holdings Ltd. (a)	164,477	63,183
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (a) (d)	212,600	—
KE Holdings, Inc. ADR (b)	98,664	1,554,945
Longfor Group Holdings Ltd. (b) (c)	276,549	304,138
Poly Developments & Holdings Group Co. Ltd. Class A	156,560	136,823
Poly Property Group Co. Ltd. (b)	590,784	151,804
Poly Property Services Co. Ltd. Class H (b)	10,600	43,416
Red Star Macalline Group Corp. Ltd. Class A (a)	135,160	52,283
RiseSun Real Estate Development Co. Ltd. Class A (a)	151,000	35,479
Seazen Group Ltd. (a) (b)	557,809	146,915
Seazen Holdings Co. Ltd. Class A (a)	49,900	99,729
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	92,400	135,953
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	88,600	100,406
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	24,900	156,607
Shenzhen Investment Ltd. (a) (b)	672,565	68,263
Shenzhen New Nanshan Holding Group Co. Ltd. Class A (a)	91,600	37,401
Shenzhen Overseas Chinese Town Co. Ltd. Class A (a)	203,200	72,198
Shoucheng Holdings Ltd.	308,000	83,890
Sino-Ocean Group Holding Ltd. (a) (b)	1,186,712	15,399
SOHO China Ltd. (a)	322,500	21,546
Sunac China Holdings Ltd. (a) (b)	743,000	125,050
Sunac Services Holdings Ltd. (b) (c)	191,000	34,355
Xiangcai Co. Ltd. Class A (a)	71,900	113,928
Yango Group Co. Ltd. Class A (a) (d)	477,900	—
Yanlord Land Group Ltd. (a)	192,200	104,619
Yuexiu Property Co. Ltd. (b)	244,900	124,597

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhongtian Financial Group Co. Ltd. Class A (a) (d)	1,031,300	$—
		8,993,584
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
3peak, Inc. Class A (a)	1,585	36,305
ACM Research Shanghai, Inc. Class A	3,467	87,445
Advanced Micro-Fabrication Equipment, Inc. China Class A	9,392	366,964
Amlogic Shanghai Co. Ltd. Class A (a)	8,322	104,002
ASR Microelectronics Co. Ltd. Class A (a)	3,609	42,714
Bestechnic Shanghai Co. Ltd. Class A	1,221	39,699
Black Sesame International Holding Ltd. (a) (b)	21,100	52,265
Cambricon Technologies Corp. Ltd. Class A (a)	4,593	891,989
China Resources Microelectronics Ltd. Class A	12,718	96,315
Daqo New Energy Corp. ADR (a)	8,664	255,588
Dosilicon Co. Ltd. Class A (a)	4,250	79,977
Flat Glass Group Co. Ltd. Class A (a)	28,440	63,848
Flat Glass Group Co. Ltd. Class H (a)	47,000	56,942
GalaxyCore, Inc. Class A	42,718	91,434
GCL Technology Holdings Ltd. (a) (b)	2,951,000	401,883
GigaDevice Semiconductor, Inc. Class A	12,725	390,595
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	5,300	41,466
Hangzhou Chang Chuan Technology Co. Ltd. Class A	15,600	226,425
Hangzhou First Applied Material Co. Ltd. Class A	37,349	74,699
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	15,400	76,824
Hangzhou Silan Microelectronics Co. Ltd. Class A	15,978	65,034
Henan Shijia Photons Technology Co. Ltd. Class A	7,529	95,764
Hongyuan Green Energy Co. Ltd. Class A (a)	4,724	20,642
Hua Hong Semiconductor Ltd. Class H (a) (c)	85,000	811,396
Hwatsing Technology Co. Ltd. Class A	5,658	121,656
Hygon Information Technology Co. Ltd. Class A	22,093	710,305
Ingenic Semiconductor Co. Ltd. Class A	5,400	82,037
InnoScience Suzhou Technology Holding Co. Ltd. Class H (a)	6,400	64,465
Security Description	Shares	Value
JA Solar Technology Co. Ltd. Class A (a)	49,478	$81,164
JCET Group Co. Ltd. Class A	28,134	148,249
Jiangsu Pacific Quartz Co. Ltd. Class A	5,300	27,776
Jinko Solar Co. Ltd. Class A (a)	88,246	71,305
JinkoSolar Holding Co. Ltd. ADR	5,758	148,614
Kingsemi Co. Ltd. Class A	3,801	80,873
Konfoong Materials International Co. Ltd. Class A	4,700	61,949
LONGi Green Energy Technology Co. Ltd. Class A (a)	106,190	276,887
Loongson Technology Corp. Ltd. Class A (a)	6,270	118,673
Montage Technology Co. Ltd. Class A	19,952	336,728
National Silicon Industry Group Co. Ltd. Class A (a)	41,563	128,858
Nations Technologies, Inc. Class A (a)	1,300	3,766
NAURA Technology Group Co. Ltd. Class A	6,282	413,175
OmniVision Integrated Circuits Group, Inc.	14,640	264,067
Piotech, Inc. Class A	3,662	173,133
Productive Technologies Co. Ltd. (a)	472,000	11,401
Qingdao Gaoce Technology Co. Ltd. Class A	19,752	32,317
Risen Energy Co. Ltd. Class A (a)	21,400	44,946
Rockchip Electronics Co. Ltd. Class A	7,100	181,346
Sanan Optoelectronics Co. Ltd. Class A	68,034	137,726
SG Micro Corp. Class A	11,772	115,764
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	27,800	53,370
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	9,691	102,325
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	53,000	308,596
Shenzhen Goodix Technology Co. Ltd. Class A	9,800	110,918
Shenzhen SC New Energy Technology Corp. Class A	5,300	72,591
StarPower Semiconductor Ltd. Class A	9,360	128,855
Suzhou Centec Communications Co. Ltd. Class A (a)	2,567	52,109
Suzhou Maxwell Technologies Co. Ltd. Class A	4,734	139,708
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	72,650	89,200
Tianshui Huatian Technology Co. Ltd. Class A	48,600	76,382
TongFu Microelectronics Co. Ltd. Class A	35,300	190,662

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tongwei Co. Ltd. Class A (a)	67,700	$199,028
Trina Solar Co. Ltd. Class A (a)	31,984	75,837
Unigroup Guoxin Microelectronics Co. Ltd. Class A	15,095	170,436
Vanchip Tianjin Technology Co. Ltd. Class A (a)	6,584	35,505
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,839	193,074
Wuhan Dr. Laser Technology Corp. Ltd. Class A	5,340	47,540
Wuxi Autowell Technology Co. Ltd. Class A	3,741	24,258
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	15,933	61,221
Xinyi Solar Holdings Ltd. (b)	720,382	274,881
Yuanjie Semiconductor Technology Co. Ltd. Class A	936	86,090
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	25,500	134,260
		10,934,241
SOFTWARE — 1.2%
360 Security Technology, Inc. Class A	96,700	154,749
Agora, Inc. ADR (a)	10,376	42,230
AInnovation Technology Group Co. Ltd. Class H (a) (c)	32,600	23,664
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	15,800	39,500
Beijing Fourth Paradigm Technology Co. Ltd. Class H (a) (b)	35,300	199,641
Beijing Kingsoft Office Software, Inc. Class A	6,036	265,543
Beijing Shiji Information Technology Co. Ltd. Class A	60,722	94,216
CETC Cyberspace Security Technology Co. Ltd. Class A	33,232	97,792
Chaince Digital Holdings, Inc. (a) (b)	6,105	30,342
China National Software & Service Co. Ltd. Class A (a)	16,100	106,796
Dmall, Inc. (a)	17,900	16,581
Doushen Beijing Education & Technology, Inc. Class A (a)	1,100	1,141
Empyrean Technology Co. Ltd. Class A	5,300	80,738
Genimous Technology Co. Ltd. Class A (a)	77,200	95,450
GL-Carlink Technology Holding Ltd. (a)	5,500	5,173
Horizon Robotics (a) (b)	1,281,000	1,425,254
Hundsun Technologies, Inc. Class A	31,263	135,041
Iflytek Co. Ltd. Class A	35,488	255,688
Jiangsu Hoperun Software Co. Ltd. Class A	16,700	118,432
Security Description	Shares	Value
Kingdee International Software Group Co. Ltd. (a)	440,000	$751,282
Linklogis, Inc. Class B (b) (c)	154,500	44,463
Marketingforce Management Ltd. (a) (b)	7,100	31,945
Ming Yuan Cloud Group Holdings Ltd. (b)	153,000	64,671
NavInfo Co. Ltd. Class A (a)	79,700	102,880
Newborn Town, Inc. (a)	52,000	74,758
Newland Digital Technology Co. Ltd. Class A	15,190	61,631
Pony AI, Inc. ADR (a) (b)	20,260	293,770
Qi An Xin Technology Group, Inc. Class A (a)	14,995	76,436
Sangfor Technologies, Inc. Class A	10,600	174,886
Shanghai Baosight Software Co. Ltd. Class A	59,485	176,496
Shanghai Stonehill Technology Co. Ltd. Class A (a)	42,900	43,576
Shenzhen Fortune Trend Technology Co. Ltd. Class A	4,716	89,402
Shenzhen Infogem Technologies Co. Ltd. Class A (a)	5,600	32,164
Shenzhen Intellifusion Technologies Co. Ltd. Class A (a)	4,004	43,643
Shenzhen Ysstech Info-tech Co. Ltd. Class A (a)	6,400	20,676
Thunder Software Technology Co. Ltd. Class A	8,900	86,068
Topsec Technologies Group, Inc. Class A	80,486	104,587
Tuya, Inc. ADR	27,816	58,692
Venustech Group, Inc. Class A (a)	28,200	57,047
Weimob, Inc. (a) (b) (c)	287,000	67,846
Yonyou Network Technology Co. Ltd. Class A (a)	59,340	112,730
		5,757,620
SPECIALTY RETAIL — 0.8%
ATRenew, Inc. ADR (a)	27,302	144,701
Beijing Caishikou Department Store Co. Ltd. Class A	56,700	132,978
China Meidong Auto Holdings Ltd.	104,000	16,969
China Tourism Group Duty Free Corp. Ltd. Class A	28,000	379,326
China Tourism Group Duty Free Corp. Ltd. Class H (b) (c)	15,300	154,995
China Yongda Automobiles Services Holdings Ltd.	175,000	39,571
EEKA Fashion Holdings Ltd.	22,500	21,883
HLA Group Corp. Ltd. Class A	98,228	85,141
Pop Mart International Group Ltd. (b) (c)	91,400	2,204,121
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	152,329	111,956
Topsports International Holdings Ltd. (c)	342,000	127,863

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
XXF Group Holdings Ltd. (a) (b)	97,500	$100,087
Zhongsheng Group Holdings Ltd.	123,000	183,627
		3,703,218
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Anker Innovations Technology Co. Ltd. Class A	5,260	86,203
Canaan, Inc. ADR (a)	37,705	26,017
China Greatwall Technology Group Co. Ltd. Class A (a)	67,900	140,179
Founder Technology Group Corp. Class A (a)	31,100	52,220
Hengbao Co. Ltd. Class A	13,700	42,415
IEIT Systems Co. Ltd. Class A	25,240	240,830
Legend Holdings Corp. Class H (a) (c)	59,700	68,110
Lenovo Group Ltd.	934,000	1,111,176
Ninestar Corp. Class A (a)	18,500	53,592
Sharetronic Data Technology Co. Ltd. Class A	2,100	50,749
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	5,500	192,927
Shenzhen Transsion Holdings Co. Ltd. Class A	16,626	157,591
Tsinghua Tongfang Co. Ltd. Class A (a)	83,000	106,070
Xiaomi Corp. Class B (a) (c)	2,253,600	11,378,747
		13,706,826
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
361 Degrees International Ltd.	153,000	119,121
ANTA Sports Products Ltd.	163,600	1,693,066
Biem.L.Fdlkk Garment Co. Ltd. Class A	17,600	37,722
Bosideng International Holdings Ltd.	532,000	304,840
China Dongxiang Group Co. Ltd.	1,163,000	65,744
Lao Feng Xiang Co. Ltd. Class A	18,900	120,414
Laopu Gold Co. Ltd. Class H (b)	7,300	579,611
Li Ning Co. Ltd.	354,207	849,623
Shenzhou International Group Holdings Ltd.	115,300	906,579
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	800	2,337
Star Shine Holdings Group Ltd. (a)	67,500	64,955
Xtep International Holdings Ltd.	223,246	152,301
Zhejiang Semir Garment Co. Ltd. Class A	114,600	88,988
		4,985,301
TOBACCO — 0.1%
RLX Technology, Inc. ADR	116,321	271,028
Smoore International Holdings Ltd. (b) (c)	289,000	442,216
		713,244
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co. Ltd. Class A	5,600	$22,464
Bohai Leasing Co. Ltd. Class A (a)	329,500	191,187
COSCO SHIPPING Development Co. Ltd. Class H	710,500	95,847
Huitongda Network Co. Ltd. Class H (a) (c)	15,300	19,362
Jiangsu Guotai International Group Co. Ltd. Class A	115,798	149,809
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	73,700	106,538
Shanxi Coal International Energy Group Co. Ltd. Class A	37,000	53,486
Xiamen C & D, Inc. Class A	86,464	114,584
ZKH Group Ltd. ADR (a)	10,788	39,700
		792,977
TRANSPORTATION INFRASTRUCTURE — 0.6%
Anhui Expressway Co. Ltd. Class H (b)	94,000	157,965
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	345,939	122,669
China Merchants Port Holdings Co. Ltd.	203,185	395,223
COSCO SHIPPING International Hong Kong Co. Ltd.	220,000	174,960
COSCO SHIPPING Ports Ltd.	163,684	117,766
Guangzhou Baiyun International Airport Co. Ltd. Class A	60,390	81,847
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	47,000	64,611
Jiangsu Expressway Co. Ltd. Class H	260,795	334,726
Qingdao Port International Co. Ltd. Class H (c)	199,000	177,946
Shanghai International Airport Co. Ltd. Class A	35,500	166,617
Shanghai International Port Group Co. Ltd. Class A	245,478	190,616
Shenzhen Expressway Corp. Ltd. Class H (b)	114,000	104,136
Shenzhen International Holdings Ltd.	293,436	326,103
Sichuan Expressway Co. Ltd. Class H	308,000	206,956
Yuexiu Transport Infrastructure Ltd.	94,000	57,123
Zhejiang Expressway Co. Ltd. Class H	305,400	281,328
		2,960,592
WATER UTILITIES — 0.2%
Beijing Enterprises Water Group Ltd.	694,000	219,341
Chengdu Xingrong Environment Co. Ltd. Class A	59,506	61,126
China Water Affairs Group Ltd. (b)	110,000	73,489

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chongqing Water Group Co. Ltd. Class A	47,700	$30,547
Guangdong Investment Ltd.	438,000	382,093
Luenmei Quantum Co. Ltd. Class A	51,100	51,467
		818,063
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
China United Network Communications Ltd. Class A	368,806	270,002
TOTAL COMMON STOCKS (Cost $590,060,770)		489,360,742
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	1,312,835	1,312,835
State Street Navigator Securities Lending Portfolio II (g) (h)	10,556,327	10,556,327
TOTAL SHORT-TERM INVESTMENTS (Cost $11,869,162)		11,869,162
TOTAL INVESTMENTS — 101.8% (Cost $601,929,932)		501,229,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(8,788,277)
NET ASSETS — 100.0%		$492,441,627

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 10.6% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $43,146, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	12	01/16/2026	$776,754	$801,960	$25,206
MSCI China Net Total Return USD Index (long)	54	03/20/2026	1,792,746	1,812,356	19,610
					$44,816
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$488,780,196	$537,400	$43,146	$489,360,742
Short-Term Investments	11,869,162	—	—	11,869,162
TOTAL INVESTMENTS	$500,649,358	$537,400	$43,146	$501,229,904
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$44,816	$—	$—	$44,816
TOTAL OTHER FINANCIAL INSTRUMENTS:	$44,816	$—	$—	$44,816

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,209,414	$1,209,414	$23,799,643	$23,696,222	$—	$—	1,312,835	$1,312,835	$19,083
State Street Navigator Securities Lending Portfolio II	4,254,739	4,254,739	25,742,723	19,441,135	—	—	10,556,327	10,556,327	26,036
Total		$5,464,153	$49,542,366	$43,137,357	$—	$—		$11,869,162	$45,119
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.3%
ARGENTINA — 0.0% *
Vista Energy SAB de CV ADR (a) (b)	101,159	$4,922,397
BRAZIL — 4.4%
Afya Ltd. Class A (b)	24,107	371,489
Allos SA	909,332	4,707,833
Ambev SA ADR (b)	5,050,679	12,475,177
Anima Holding SA	137,747	83,205
Auren Energia SA	173,638	376,127
Axia Energia ADR (b)	1,770,056	16,213,713
Axia Energia Class C, ADR (a) (b)	465,237	4,010,343
Azzas 2154 SA	30,124	138,313
B3 SA - Brasil Bolsa Balcao	10,107,361	25,620,009
Banco Bradesco SA	1,463,048	4,165,071
Banco Bradesco SA ADR	9,359,039	31,165,600
Banco BTG Pactual SA	1,387,260	13,311,215
Banco do Brasil SA	4,470,426	17,882,520
Banco Pan SA Preference Shares (a)	943,457	1,948,982
Banco Santander Brasil SA	88,462	549,845
BB Seguridade Participacoes SA	979,610	6,462,503
Bradespar SA Preference Shares	965,697	3,506,979
Braskem SA Class A, ADR (a)	311,507	918,946
Brava Energia (a)	255,299	784,568
CI&T, Inc. Class A (a)	42,874	174,497
Cia Brasileira de Distribuicao ADR (a)	599,700	415,869
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	830,861	20,225,110
Cia Energetica de Minas Gerais ADR (b)	6,790,148	13,580,296
Cia Siderurgica Nacional SA ADR (a) (b)	1,603,388	2,565,421
Cogna Educacao SA	3,567,392	2,057,203
Cosan SA (a)	2,346,650	2,278,239
CVC Brasil Operadora e Agencia de Viagens SA (a)	188,369	74,251
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,148,515	6,208,133
Dexco SA	1,416,046	1,292,072
Embraer SA	1,787,022	28,893,681
Eneva SA (a)	2,686,120	9,892,039
Engie Brasil Energia SA	301,030	1,723,308
Equatorial SA	884,409	6,213,741
Gerdau SA ADR (b)	2,993,874	11,047,395
Hapvida Participacoes e Investimentos SA (a) (c)	435,368	1,170,304
Hypera SA	347,068	1,492,207
Inter & Co., Inc. BDR	175,816	1,497,713
IRB-Brasil Resseguros SA (a)	45,571	446,583
Itau Unibanco Holding SA ADR	7,775,171	55,670,227
Itausa SA Preference Shares	11,396,087	24,290,578
Security Description	Shares	Value
Kepler Weber SA	104,846	$188,272
Klabin SA	871,207	2,982,589
Localiza Rent a Car SA	1,017,437	8,089,736
Lojas Renner SA	2,595,282	6,370,098
LWSA SA (c)	235,076	182,750
Magazine Luiza SA	484,005	789,635
Marcopolo SA Preference Shares	1,230,808	1,340,923
MBRF Global Foods Co. SA	642,097	2,341,183
MBRF Global Foods Co. SA ADR (b)	2,842	10,373
Metalurgica Gerdau SA Preference Shares	4,204,689	6,905,826
Mills Locacao Servicos e Logistica SA	42,508	108,602
MMX Mineracao e Metalicos SA (a) (d)	20,968	—
Motiva Infraestrutura de Mobilidade SA	1,328,768	3,651,854
MRV Engenharia e Participacoes SA (a)	250,858	356,619
Natura Cosmeticos SA (a)	1,535,756	2,087,939
Nexa Resources SA	36,599	323,901
NU Holdings Ltd. Class A (a)	4,320,460	72,324,500
OI SA ADR (a) (b)	208	—
Pagseguro Digital Ltd. Class A	298,602	2,878,523
Pet Center Comercio e Participacoes SA (a)	219,454	173,809
Petroleo Brasileiro SA - Petrobras ADR (b) (e)	2,804,006	31,601,148
Petroleo Brasileiro SA - Petrobras ADR (e)	2,349,554	27,842,215
Petroreconcavo SA	23,890	49,352
PRIO SA (a)	938,879	7,096,741
Raia Drogasil SA	1,665,267	7,126,331
Rede D'Or Sao Luiz SA (c)	1,292,976	9,582,144
Rumo SA	1,479,803	3,985,929
Sendas Distribuidora SA	1,046,059	1,389,718
StoneCo Ltd. Class A (a) (b)	356,152	5,267,488
Suzano SA	516,873	4,852,980
Suzano SA ADR (b)	473,466	4,422,172
Telefonica Brasil SA	2,193,807	13,251,519
TIM SA ADR (b)	578,128	11,244,590
TOTVS SA	535,287	4,110,567
Ultrapar Participacoes SA	1,432,074	5,461,991
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (a)	2,024,368	2,125,586
Vale SA	263,671	3,462,524
Vale SA ADR	4,768,802	62,137,490
Vibra Energia SA	1,364,796	6,308,732
VTEX Class A (a) (b)	203,254	764,235
WEG SA	2,616,415	23,162,059
XP, Inc. BDR	69,247	1,159,435
YDUQS Participacoes SA	621,784	1,380,923
		684,794,306

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% *
Gracell Biotechnologies, Inc. ADR (a) (b)	1,110	$55
CHILE — 0.6%
Banco de Chile	24,551,630	4,738,356
Banco Santander Chile	8,203,506	646,945
Cencosud SA	1,401,360	4,499,833
Cia Sud Americana de Vapores SA	3,464,339	179,754
Empresas Copec SA	1,094,861	8,573,572
Enel Americas SA	29,738,396	2,825,490
Enel Chile SA ADR (b)	2,477,553	9,959,763
Falabella SA	2,817,243	19,636,253
Latam Airlines Group SA	151,080,741	4,087,136
Parque Arauco SA	4,874,202	16,164,894
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	238,882	16,904,497
		88,216,493
CHINA — 32.2%
360 Security Technology, Inc. Class A	937,600	1,500,439
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,380,630	4,668,066
3peak, Inc. Class A (a)	19,267	441,322
3S Industry Group, Inc. Class A	31,500	188,009
3SBio, Inc. (b) (c)	2,165,500	6,727,281
AAC Technologies Holdings, Inc.	1,647,132	8,253,119
Abbisko Cayman Ltd. (a)	561,000	937,703
Accelink Technologies Co. Ltd. Class A	44,700	447,964
ACM Research Shanghai, Inc. Class A	28,206	711,419
Acrobiosystems Co. Ltd. Class A	45,990	355,799
Addsino Co. Ltd. Class A (a)	596,100	2,819,112
Advanced Fiber Resources Zhuhai Ltd. Class A	38,700	815,312
Advanced Micro-Fabrication Equipment, Inc. China Class A	96,748	3,780,129
Advanced Technology & Materials Co. Ltd. Class A	299,300	900,908
AECC Aero Science & Technology Co. Ltd. Class A (a)	252,900	1,344,220
AECC Aviation Power Co. Ltd. Class A	434,400	2,491,283
Agora, Inc. ADR (a) (b)	89,310	363,492
Agricultural Bank of China Ltd. Class A	15,125,700	16,642,723
Agricultural Bank of China Ltd. Class H	45,220,216	33,580,375
Aier Eye Hospital Group Co. Ltd. Class A	916,717	1,442,067
AIMA Technology Group Co. Ltd. Class A	235,214	1,000,846
Air China Ltd. Class H (a) (b)	5,877,443	5,338,668
Security Description	Shares	Value
Airtac International Group (b)	82,669	$2,446,879
AK Medical Holdings Ltd. (b) (c)	334,000	244,594
Akeso, Inc. (a) (b) (c)	742,000	10,772,275
Alibaba Group Holding Ltd.	25,484,300	467,547,766
Alibaba Health Information Technology Ltd. (a) (b)	5,818,000	3,774,767
All Winner Technology Co. Ltd. Class A	80,522	484,866
Alpha Group Class A (a)	948,100	1,202,112
Aluminum Corp. of China Ltd. Class H	12,497,495	19,540,633
Amlogic Shanghai Co. Ltd. Class A (a)	52,231	652,743
An Hui Wenergy Co. Ltd. Class A	582,300	663,226
Andon Health Co. Ltd. Class A	27,500	157,752
ANE Cayman, Inc. (b)	330,000	501,137
Angang Steel Co. Ltd. Class H (a)	6,365,231	1,545,614
Angelalign Technology, Inc. (b) (c)	19,000	145,487
Anhui Conch Cement Co. Ltd. Class A	283,700	888,499
Anhui Conch Cement Co. Ltd. Class H (b)	2,903,010	8,235,172
Anhui Construction Engineering Group Co. Ltd. Class A	918,100	616,894
Anhui Guangxin Agrochemical Co. Ltd. Class A	1,032,564	1,698,269
Anhui Gujing Distillery Co. Ltd. Class A	35,900	682,002
Anhui Gujing Distillery Co. Ltd. Class B	302,700	3,397,038
Anhui Honglu Steel Construction Group Co. Ltd. Class A	234,140	551,474
Anhui Huaheng Biotechnology Co. Ltd. Class A	33,650	157,067
Anhui Jiangnan Chemical Industry Co. Ltd. Class A	983,100	818,317
Anhui Jinhe Industrial Co. Ltd. Class A	283,000	841,708
Anhui Kouzi Distillery Co. Ltd. Class A	16,300	70,175
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	1,602,640	1,871,291
Anhui Yingjia Distillery Co. Ltd. Class A	86,700	491,386
Anji Microelectronics Technology Shanghai Co. Ltd. Class A	59,019	1,842,624
Anjoy Foods Group Co. Ltd. Class A	65,900	748,509
Anker Innovations Technology Co. Ltd. Class A	7,670	125,699
ANTA Sports Products Ltd.	1,947,506	20,154,379
Antengene Corp. Ltd. (a) (c)	1,272,500	619,615
Aoshikang Technology Co. Ltd. Class A	60,300	369,232

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Aotecar New Energy Technology Group Co. Ltd. Class A	325,093	$138,794
Apeloa Pharmaceutical Co. Ltd. Class A	585,700	1,365,245
APT Medical, Inc. Class A	32,217	1,122,849
Archermind Technology Co. Ltd. Class A (a)	13,650	89,899
Arcsoft Corp. Ltd. Class A	92,626	656,880
Ascentage Pharma Group International (a) (c)	224,200	1,505,036
Ascletis Pharma, Inc. (a) (b) (c)	714,000	1,044,833
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (a)	51,100	351,187
Asymchem Laboratories Tianjin Co. Ltd. Class A	25,760	342,965
ATRenew, Inc. ADR (a)	234,217	1,241,350
Autel Intelligent Technology Corp. Ltd. Class A	148,446	782,644
Autohome, Inc. ADR (b)	83,948	1,868,682
Avary Holding Shenzhen Co. Ltd. Class A	289,200	2,095,679
AVIC Chengdu UAS Co. Ltd. Class A (a)	74,437	512,105
AviChina Industry & Technology Co. Ltd. Class H (b)	6,395,000	3,261,791
Bafang Electric Suzhou Co. Ltd. Class A	36,566	160,200
Baidu, Inc. Class A (a)	3,320,459	56,098,202
Bank of China Ltd. Class A	4,915,900	4,035,574
Bank of China Ltd. Class H	110,358,074	63,235,949
Bank of Communications Co. Ltd. Class A	2,334,000	2,424,301
Bank of Communications Co. Ltd. Class H	36,447,841	30,203,453
Bank of Ningbo Co. Ltd. Class A	649,790	2,615,005
Baoshan Iron & Steel Co. Ltd. Class A	1,587,500	1,694,407
BBMG Corp. Class H (b)	2,415,000	226,498
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	236,906	1,019,586
Beijing Baination Pictures Co. Ltd. Class A (a)	281,300	301,856
Beijing BDStar Navigation Co. Ltd. Class A (a)	299,800	1,951,291
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	6,865,490	2,434,477
Beijing Certificate Authority Co. Ltd. Class A	21,150	101,842
Beijing Changjiu Logistics Corp. Class A	211,100	231,365
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class A	54,158	177,528
Beijing Compass Technology Development Co. Ltd. Class A (a)	38,570	723,165
Security Description	Shares	Value
Beijing CTJ Information Technology Co. Ltd. Class A	39,798	$140,948
Beijing Dabeinong Technology Group Co. Ltd. Class A	887,800	508,772
Beijing Easpring Material Technology Co. Ltd. Class A	386,400	3,199,725
Beijing E-Hualu Information Technology Co. Ltd. Class A (a)	26,500	66,250
Beijing Enterprises Holdings Ltd.	1,615,000	6,602,338
Beijing Enterprises Water Group Ltd.	12,790,000	4,042,320
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,962,548	2,170,627
Beijing Hotgen Biotech Co. Ltd. Class A (a)	41,367	960,101
Beijing Huafeng Test & Control Technology Co. Ltd. Class A	21,298	580,359
Beijing Jingcheng Machinery Electric Co. Ltd. Class A (a)	98,700	177,322
Beijing Jingyuntong Technology Co. Ltd. Class A (a)	288,200	161,443
Beijing Kingsoft Office Software, Inc. Class A	46,730	2,055,800
Beijing Oriental Jicheng Co. Ltd. Class A	334,300	1,307,994
Beijing Relpow Technology Co. Ltd. Class A (a)	56,898	242,593
Beijing Shiji Information Technology Co. Ltd. Class A	624,546	969,037
Beijing Shougang Co. Ltd. Class A	166,900	117,166
Beijing SL Pharmaceutical Co. Ltd. Class A	582,050	614,576
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	172,123	1,532,596
Beijing Tieke Shougang Railway-Tech Co. Ltd. Class A	62,467	196,620
Beijing Tricolor Technology Co. Ltd. Class A	42,600	1,364,064
Beijing Ultrapower Software Co. Ltd. Class A	98,300	162,238
Beijing United Information Technology Co. Ltd. Class A	74,045	297,031
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	49,344	317,698
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	11,100	86,558
Beijing Zhidemai Technology Co. Ltd. Class A	34,400	215,963
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	669,000	493,607
Bengang Steel Plates Co. Ltd. Class A (a)	545,300	261,715
Bestechnic Shanghai Co. Ltd. Class A	31,843	1,035,316

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bethel Automotive Safety Systems Co. Ltd. Class A	216,800	$1,592,466
BGI Genomics Co. Ltd. Class A (a)	20,100	130,622
Biem.L.Fdlkk Garment Co. Ltd. Class A	350,763	751,784
Bilibili, Inc. Class Z (a) (b)	336,396	8,336,968
Bio-Thera Solutions Ltd. Class A (a)	215,269	713,662
Bloomage Biotechnology Corp. Ltd. Class A	10,172	63,656
Blue Sail Medical Co. Ltd. Class A (a)	259,400	208,116
Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,386,760	2,288,766
BMC Medical Co. Ltd. Class A	10,220	125,496
BOE Technology Group Co. Ltd. Class A	2,257,200	1,361,444
BOE Technology Group Co. Ltd. Class B	1,865,300	692,583
Bosideng International Holdings Ltd.	6,298,000	3,608,798
Brilliance China Automotive Holdings Ltd.	404,000	210,214
B-Soft Co. Ltd. Class A (a)	544,419	377,508
BYD Co. Ltd. Class A	878,000	12,292,088
BYD Co. Ltd. Class H	4,906,865	60,110,436
BYD Electronic International Co. Ltd. (b)	1,534,000	6,629,891
C*Core Technology Co. Ltd. Class A (a)	105,907	460,502
Caitong Securities Co. Ltd. Class A	334,340	417,688
CALB Group Co. Ltd. Class H (a) (c)	98,800	318,861
Cambricon Technologies Corp. Ltd. Class A (a)	48,749	9,467,361
Canaan, Inc. ADR (a)	192,083	132,537
Canggang Railway Ltd. (b)	864,000	91,023
Canmax Technologies Co. Ltd. Class A	41,080	321,403
CanSino Biologics, Inc. Class A (a)	12,621	113,644
CanSino Biologics, Inc. Class H (a) (c)	34,400	154,333
CARsgen Therapeutics Holdings Ltd. (a) (c)	536,500	1,023,579
Castech, Inc. Class A	287,580	2,321,257
CECEP Wind-Power Corp. Class A	1,513,180	639,529
Central China Land Media Co. Ltd. Class A	81,100	136,639
Central China Securities Co. Ltd. Class A	963,700	593,688
CETC Chips Technology, Inc. Class A (a)	324,300	815,402
Security Description	Shares	Value
CETC Digital Technology Co. Ltd. Class A	325,790	$1,383,451
CETC Potevio Science&Technology Co. Ltd. Class A	648,981	3,206,807
CGN New Energy Holdings Co. Ltd.	364,000	116,446
CGN Nuclear Technology Development Co. Ltd. Class A (a)	588,200	762,643
CGN Power Co. Ltd. Class H (c)	22,689,000	8,540,987
Changchun High-Tech Industry Group Co. Ltd. Class A	12,025	159,444
Changchun UP Optotech Co. Ltd. Class A	73,203	612,372
Changjiang Securities Co. Ltd. Class A	917,900	1,071,768
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	28,300	500,200
Chengdu ALD Aviation Manufacturing Corp. Class A (a)	287,700	1,315,268
Chengdu Guoguang Electric Co. Ltd. Class A	15,021	216,795
Chengdu Hongqi Chain Co. Ltd. Class A	1,912,386	1,627,458
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	20,800	91,664
Chengdu RML Technology Co. Ltd. Class A	86,072	643,695
Chengdu Xuguang Electronics Co. Ltd. Class A	716,500	1,654,737
China Baoan Group Co. Ltd. Class A	640,000	903,158
China Cinda Asset Management Co. Ltd. Class H (b)	20,661,000	3,397,711
China CITIC Bank Corp. Ltd. Class H	15,883,208	14,161,940
China Coal Energy Co. Ltd. Class H (b)	6,458,750	8,256,512
China Communications Services Corp. Ltd. Class H	152,000	87,488
China Conch Environment Protection Holdings Ltd. (a)	2,562,200	184,343
China Conch Venture Holdings Ltd.	3,254,200	3,930,042
China Construction Bank Corp. Class H	133,075,351	131,476,771
China CSSC Holdings Ltd. Class A	327,800	1,561,992
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	2,945,000	779,431
China Education Group Holdings Ltd.	505,578	201,361
China Everbright Bank Co. Ltd. Class A	1,221,000	610,504

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Everbright Environment Group Ltd. (b)	6,792,111	$4,206,074
China Feihe Ltd. (b) (c)	3,544,000	1,848,608
China Galaxy Securities Co. Ltd. Class A	326,600	735,557
China Galaxy Securities Co. Ltd. Class H	6,497,400	8,372,701
China Gas Holdings Ltd.	5,218,052	5,148,666
China Great Wall Securities Co. Ltd. Class A	285,000	416,479
China Greatwall Technology Group Co. Ltd. Class A (a)	336,700	695,112
China Green Electricity Investment of Tianjin Co. Ltd. Class A	225,900	265,710
China High Speed Railway Technology Co. Ltd. Class A (a)	1,532,400	625,698
China Hongqiao Group Ltd.	1,943,000	8,142,951
China International Capital Corp. Ltd. Class A	66,500	333,455
China International Capital Corp. Ltd. Class H (c)	1,274,000	3,203,209
China International Marine Containers Group Co. Ltd. Class H	312,860	375,826
China Jinmao Holdings Group Ltd.	984,333	153,022
China Jushi Co. Ltd. Class A	238,300	583,805
China Leadshine Technology Co. Ltd. Class A	52,700	317,637
China Lesso Group Holdings Ltd.	3,154,000	1,880,203
China Life Insurance Co. Ltd. Class H	13,224,490	46,519,758
China Literature Ltd. (a) (b) (c)	538,200	2,280,444
China Longyuan Power Group Corp. Ltd. Class H (b)	6,306,000	5,379,564
China Medical System Holdings Ltd. (b)	3,254,000	5,393,024
China Mengniu Dairy Co. Ltd.	5,760,085	11,033,965
China Merchants Bank Co. Ltd. Class A	2,031,362	12,252,286
China Merchants Bank Co. Ltd. Class H (b)	5,206,899	35,321,419
China Merchants Energy Shipping Co. Ltd. Class A	599,100	770,767
China Merchants Port Holdings Co. Ltd.	4,627,081	9,000,322
China Merchants Securities Co. Ltd. Class A	929,341	2,215,522
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	328,657	406,822
China Minsheng Banking Corp. Ltd. Class H	16,139,379	8,149,002
China National Accord Medicines Corp. Ltd. Class B	875,954	1,502,407
Security Description	Shares	Value
China National Building Material Co. Ltd. Class H	5,411,982	$3,560,011
China National Gold Group Gold Jewellery Co. Ltd. Class A	234,200	273,459
China National Nuclear Power Co. Ltd. Class A	2,725,700	3,377,862
China National Software & Service Co. Ltd. Class A (a)	286,370	1,899,574
China Nonferrous Mining Corp. Ltd.	242,000	458,598
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	352,100	2,326,500
China Oilfield Services Ltd. Class H	5,706,422	5,124,673
China Overseas Land & Investment Ltd.	6,447,494	10,147,338
China Pacific Insurance Group Co. Ltd. Class A	627,438	3,767,352
China Pacific Insurance Group Co. Ltd. Class H	4,450,733	20,127,938
China Petroleum & Chemical Corp. Class H	44,661,492	26,796,321
China Power International Development Ltd. (b)	10,216,511	4,239,652
China Publishing & Media Co. Ltd. Class A	246,100	227,415
China Railway Group Ltd. Class H	13,002,487	6,398,089
China Rare Earth Nonferrous Metals Co. Ltd. Class A (a)	51,200	412,684
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	279,600	1,860,275
China Resources Beer Holdings Co. Ltd.	2,042,430	6,880,261
China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	19,825	64,190
China Resources Building Materials Technology Holdings Ltd. (b)	738,000	146,965
China Resources Gas Group Ltd.	942,500	2,739,044
China Resources Land Ltd.	4,904,820	17,140,246
China Resources Microelectronics Ltd. Class A	41,953	317,715
China Resources Mixc Lifestyle Services Ltd. (c)	585,000	3,227,327
China Resources Power Holdings Co. Ltd. (b)	4,925,155	10,953,226
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	46,274	188,677
China Science Publishing & Media Ltd. Class A	70,302	182,807
China Shenhua Energy Co. Ltd. Class A	553,900	3,213,913
China Shenhua Energy Co. Ltd. Class H (b)	6,326,088	31,534,941

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co. Ltd. Class H (a)	5,664,387	$4,235,464
China Southern Power Grid Energy Storage Co. Ltd. Class A	309,000	556,470
China Southern Power Grid Technology Co. Ltd. Class A	28,404	182,064
China State Construction Engineering Corp. Ltd. Class A	2,663,600	1,957,646
China State Construction International Holdings Ltd.	700,000	819,297
China Suntien Green Energy Corp. Ltd. Class A	355,900	369,670
China Taiping Insurance Holdings Co. Ltd.	2,597,435	6,237,048
China Testing & Certification International Group Co. Ltd. Class A	2,365,582	2,060,579
China Three Gorges Renewables Group Co. Ltd. Class A	2,918,600	1,710,195
China Tianying, Inc. Class A	1,263,700	999,380
China Tourism Group Duty Free Corp. Ltd. Class A	320,800	4,345,998
China Tower Corp. Ltd. Class H (c)	6,238,800	9,265,822
China TransInfo Technology Co. Ltd. Class A (a)	643,300	1,084,770
China Travel International Investment Hong Kong Ltd. (a) (b)	16,958,000	2,810,538
China United Network Communications Ltd. Class A	2,784,100	2,038,231
China Vanke Co. Ltd. Class A (a)	969,400	645,808
China Vanke Co. Ltd. Class H (a) (b)	2,579,400	1,086,970
China Wafer Level CSP Co. Ltd. Class A	33,900	134,338
China World Trade Center Co. Ltd. Class A	284,400	807,571
China Yangtze Power Co. Ltd. Class A	2,947,600	11,482,209
China Yongda Automobiles Services Holdings Ltd. (b)	1,693,500	382,933
China Zhenhua Group Science & Technology Co. Ltd. Class A	300,207	2,254,149
ChinaCache International Holdings Ltd. ADR (a) (d)	18,355	—
Chinasoft International Ltd. (b)	1,074,000	685,781
Chinese Universe Publishing & Media Group Co. Ltd. Class A	355,600	475,835
Chipsea Technologies Shenzhen Corp. Ltd. Class A (a)	114,621	538,624
Chongqing Brewery Co. Ltd. Class A	27,511	205,900
Chongqing Changan Automobile Co. Ltd. Class A	326,452	554,692
Security Description	Shares	Value
Chongqing Changan Automobile Co. Ltd. Class B	4,612,110	$2,524,261
Chongqing Department Store Co. Ltd. Class A	24,800	92,379
Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	197,998	265,796
Chongqing Gas Group Corp. Ltd. Class A	288,400	226,838
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (a)	312,515	1,219,623
Chongqing Iron & Steel Co. Ltd. Class A (a)	1,221,500	255,502
Chongqing Millison Technologies, Inc. Class A (a)	73,600	364,628
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	263,100	246,517
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	380,100	1,027,584
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	86,710	176,154
Chow Tai Seng Jewellery Co. Ltd. Class A	349,643	610,126
CIG Shanghai Co. Ltd. Class A	28,700	552,541
Circuit Fabology Microelectronics Equipment Co. Ltd. Class A	64,495	1,243,062
CITIC Ltd.	9,389,961	14,549,101
Citic Pacific Special Steel Group Co. Ltd. Class A	312,950	733,958
CITIC Press Corp. Class A	44,200	173,508
CITIC Resources Holdings Ltd.	3,936,000	202,274
CITIC Securities Co. Ltd. Class A	1,352,770	5,564,227
CITIC Securities Co. Ltd. Class H	3,494,225	12,300,606
CITIC Telecom International Holdings Ltd.	3,131,000	993,585
Client Service International, Inc. Class A (a)	528,250	1,335,014
CMOC Group Ltd. Class A	3,634,300	10,413,542
CMOC Group Ltd. Class H	1,092,000	2,699,310
CMST Development Co. Ltd. Class A	585,300	471,262
CNGR Advanced Material Co. Ltd. Class A	68,040	451,621
CNPC Capital Co. Ltd. Class A	244,800	336,690
COFCO Biotechnology Co. Ltd. Class A (a)	293,200	242,375
COL Group Co. Ltd. Class A (a)	87,100	313,462
Contemporary Amperex Technology Co. Ltd. Class A	606,227	31,897,496
CooTek Cayman, Inc. ADR (a)	225	7
COSCO SHIPPING Development Co. Ltd. Class H	15,749,709	2,124,648
COSCO SHIPPING Energy Transportation Co. Ltd. Class H (b)	4,684,000	5,777,144

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Holdings Co. Ltd. Class A	714,400	$1,553,678
COSCO SHIPPING Holdings Co. Ltd. Class H (b)	8,047,562	14,216,481
COSCO SHIPPING Ports Ltd.	6,340,986	4,562,153
Country Garden Services Holdings Co. Ltd.	2,907,000	2,252,099
CQ Pharmaceutical Holding Co. Ltd. Class A	1,278,500	1,066,035
CRRC Corp. Ltd. Class A	1,956,600	1,911,763
CSC Financial Co. Ltd. Class A	335,700	1,287,500
CSG Holding Co. Ltd. Class B	1,562,845	343,350
CSPC Pharmaceutical Group Ltd.	13,296,960	14,401,410
CStone Pharmaceuticals (a) (c)	1,364,500	923,867
CTS International Logistics Corp. Ltd. Class A	652,290	570,057
Daan Gene Co. Ltd. Class A (a)	1,606,119	1,371,424
Dajin Heavy Industry Co. Ltd. Class A	59,100	439,697
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	902,700	989,356
Daqo New Energy Corp. ADR (a)	92,625	2,732,438
DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,867	133,456
Datang Huayin Electric Power Co. Ltd. Class A (a)	1,420,900	1,196,985
Datang International Power Generation Co. Ltd. Class H (b)	17,448,000	4,954,080
Dazhong Transportation Group Co. Ltd. Class B	2,525,250	502,525
Deppon Logistics Co. Ltd. Class A	292,300	572,460
DHC Software Co. Ltd. Class A	262,900	344,635
Digital China Group Co. Ltd. Class A	349,500	1,948,301
Digital China Information Service Group Co. Ltd. Class A (a)	286,800	680,025
DingDong Cayman Ltd. ADR (a) (b)	159,941	398,253
Do-Fluoride New Materials Co. Ltd. Class A	362,600	1,761,584
Dongfang Electric Corp. Ltd. Class A	736,645	2,562,445
Dongfang Electric Corp. Ltd. Class H (b)	587,400	1,886,683
Dongfang Electronics Co. Ltd. Class A	309,500	525,888
Dongfeng Motor Group Co. Ltd. Class H (a)	1,094,714	1,240,493
Dongguan Aohai Technology Co. Ltd. Class A	32,200	201,644
Dongguan Dingtong Precision Metal Co. Ltd. Class A	32,700	580,921
Dongguan Eontec Co. Ltd. Class A (a)	391,300	956,954
Security Description	Shares	Value
Dongguan Yiheda Automation Co. Ltd. Class A	61,080	$232,071
Dongguan Yutong Optical Technology Co. Ltd. Class A	222,150	951,942
Donghua Testing Technology Co. Ltd. Class A	80,800	526,709
Dongjiang Environmental Co. Ltd. Class A (a)	618,200	409,184
Dongyue Group Ltd.	2,673,000	3,715,791
Dosilicon Co. Ltd. Class A (a)	77,991	1,467,649
Double Medical Technology, Inc. Class A	291,700	1,979,646
DouYu International Holdings Ltd. ADR	12,467	84,776
Eaglerise Electric & Electronic China Co. Ltd. Class A	52,070	228,423
East Buy Holding Ltd. (a) (b) (c)	351,500	809,261
East Money Information Co. Ltd. Class A	1,271,588	4,222,868
Eastcompeace Technology Co. Ltd. Class A	290,700	928,747
Eastern Communications Co. Ltd. Class B	734,400	345,168
Easy Click Worldwide Network Technology Co. Ltd. Class A	41,700	241,957
Ecovacs Robotics Co. Ltd. Class A	102,900	1,189,403
EHang Holdings Ltd. ADR (a) (b)	46,120	607,862
Electric Connector Technology Co. Ltd. Class A	30,200	210,623
Empyrean Technology Co. Ltd. Class A	8,900	135,579
Eoptolink Technology, Inc. Ltd. Class A	98,725	6,094,403
Espressif Systems Shanghai Co. Ltd. Class A	60,673	1,477,720
Eve Energy Co. Ltd. Class A	298,299	2,810,356
Everbright Securities Co. Ltd. Class A	295,300	742,486
Everest Medicines Ltd. (a) (b) (c)	310,000	1,472,834
EverProX Technologies Co. Ltd. Class A	52,800	1,074,162
Far East Horizon Ltd.	6,034,000	6,232,846
FAW Jiefang Group Co. Ltd. Class A	595,500	578,441
Ferrotec Anhui Technology Development Co. Ltd. Class A	56,200	288,248
Fiberhome Telecommunication Technologies Co. Ltd. Class A	30,400	139,719
Fibocom Wireless, Inc. Class A	76,168	323,444
FinVolution Group ADR	62,031	324,422
First Capital Securities Co. Ltd. Class A	566,500	557,576
First Tractor Co. Ltd. Class A	314,500	638,467
Flat Glass Group Co. Ltd. Class A (a)	339,000	761,056
Flat Glass Group Co. Ltd. Class H (a)	196,000	237,461

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Focus Lightings Tech Co. Ltd. Class A	611,125	$777,483
Focus Media Information Technology Co. Ltd. Class A	1,920,500	2,027,820
Focus Technology Co. Ltd. Class A	56,915	373,130
Focuslight Technologies, Inc. Class A (a)	29,907	750,123
Fortior Technology Shenzhen Co. Ltd. Class A	35,869	1,045,707
Foryou Corp. Class A	52,700	230,885
Foshan Haitian Flavouring & Food Co. Ltd. Class A	637,675	3,382,077
Foxconn Industrial Internet Co. Ltd. Class A	1,562,700	13,892,010
Fujian Apex Software Co. Ltd. Class A	16,080	83,188
Fujian Boss Software Development Co. Ltd. Class A	50,652	102,321
Fujian Funeng Co. Ltd. Class A	59,670	80,957
Fujian Fuxin Software Development JSC Ltd. Class A	11,227	143,588
Fujian Mindong Electric Power Ltd. Co. Class A (a)	303,300	520,567
Fujian Star-net Communication Co. Ltd. Class A	336,500	1,460,748
Fujian Sunner Development Co. Ltd. Class A	289,700	686,486
Fujian Yongfu Power Engineering Co. Ltd. Class A	23,200	87,516
Fulin Precision Co. Ltd. Class A	510,496	1,221,396
Full Truck Alliance Co. Ltd. ADR	969,708	10,404,967
Fuyao Glass Industry Group Co. Ltd. Class A	767,517	7,122,125
Fuyao Glass Industry Group Co. Ltd. Class H (c)	172,000	1,484,987
Ganfeng Lithium Group Co. Ltd. Class A	714,200	6,435,009
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	155,400	1,037,198
Gaona Aero Material Co. Ltd. Class A	67,340	188,901
Gaotu Techedu, Inc. ADR (a) (b)	307,316	712,973
G-bits Network Technology Xiamen Co. Ltd. Class A	14,600	886,569
GCL Energy Technology Co. Ltd. Class A	66,300	94,511
GCL System Integration Technology Co. Ltd. Class A (a)	857,800	344,106
GCL Technology Holdings Ltd. (a) (b)	23,368,000	3,182,383
GD Power Development Co. Ltd. Class A	2,320,600	1,675,631
GDS Holdings Ltd. Class A (a) (b)	1,389,200	6,014,780
Geely Automobile Holdings Ltd.	7,309,489	16,809,900
Security Description	Shares	Value
GEM Co. Ltd. Class A	1,039,900	$1,245,505
Gemac Engineering Machinery Co. Ltd. Class A	205,100	334,979
Gemdale Corp. Class A (a)	252,700	110,783
GemPharmatech Co. Ltd. Class A	209,780	461,640
Genertec Universal Medical Group Co. Ltd. (c)	1,584,600	1,211,328
Genimous Technology Co. Ltd. Class A (a)	991,600	1,226,013
Genscript Biotech Corp. (a) (b)	692,000	1,104,213
Getein Biotech, Inc. Class A	614,078	736,371
GF Securities Co. Ltd. Class H (b)	3,894,600	8,811,448
Giant Biogene Holding Co. Ltd. (b) (c)	471,400	2,015,570
Giant Network Group Co. Ltd. Class A	635,800	3,943,263
Giantec Semiconductor Corp. Class A	42,535	765,270
GigaDevice Semiconductor, Inc. Class A	36,960	1,134,490
Ginlong Technologies Co. Ltd. Class A	24,650	252,188
GoerTek, Inc. Class A	636,900	2,621,528
Goke Microelectronics Co. Ltd. Class A	34,200	527,311
Goldwind Science & Technology Co. Ltd. Class A	1,296,500	3,789,225
GoodWe Technologies Co. Ltd. Class A (a)	34,769	309,486
Gotion High-tech Co. Ltd. Class A	231,144	1,295,144
Grandjoy Holdings Group Co. Ltd. Class A (a)	245,800	99,307
Great Microwave Technology Co. Ltd. Class A (a)	97,311	1,701,839
Great Wall Motor Co. Ltd. Class H	5,147,376	10,118,180
Gree Electric Appliances, Inc. of Zhuhai Class A	332,300	1,914,785
Greentown China Holdings Ltd. (b)	1,600,500	1,741,663
Greentown Service Group Co. Ltd.	484,000	291,637
Gresgying Digital Energy Technology Co. Ltd. Class A (a)	1,659,300	1,913,676
Grinm Advanced Materials Co. Ltd. Class A	298,900	870,585
Guangdong Chj Industry Co. Ltd. Class A	540,900	968,667
Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A (a)	238,200	314,303
Guangdong Dtech Technology Co. Ltd. Class A	45,200	900,769

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Guangdong Electric Power Development Co. Ltd. Class B	4,637,640	$1,126,118
Guangdong Golden Dragon Development, Inc. Class A (a)	310,200	534,188
Guangdong Haid Group Co. Ltd. Class A	294,700	2,338,195
Guangdong Hongda Holdings Group Co. Ltd. Class A	294,700	2,018,161
Guangdong Hoshion Industrial Aluminium Co. Ltd. Class A	75,540	209,955
Guangdong Huicheng Vacuum Technology Co. Ltd. Class A	39,900	737,641
Guangdong Investment Ltd.	7,150,229	6,237,561
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (a)	41,132	241,490
Guangdong Kinlong Hardware Products Co. Ltd. Class A	28,300	85,995
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (a)	1,063,200	1,881,177
Guangdong Provincial Expressway Development Co. Ltd. Class B	596,800	667,839
Guangdong Shunkong Development Co. Ltd. Class A	75,200	171,625
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	604,500	1,234,990
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	300,500	817,125
Guanghui Energy Co. Ltd. Class A	1,505,800	1,061,402
Guanglian Aviation Industry Co. Ltd. Class A (a)	314,040	1,757,827
Guangshen Railway Co. Ltd. Class H	12,538,000	3,495,530
Guangxi Guiguan Electric Power Co. Ltd. Class A	594,500	666,901
Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A (a)	369,800	2,032,325
Guangzhou Automobile Group Co. Ltd. Class H (b)	6,866,090	3,607,928
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	550,900	2,031,557
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (a)	45,300	345,399
Guangzhou Haige Communications Group, Inc. Co. Class A	1,224,800	2,763,716
Guangzhou R&F Properties Co. Ltd. Class H (a) (b)	1,921,082	125,875
Guangzhou Restaurant Group Co. Ltd. Class A	358,760	906,158
Guangzhou Tinci Materials Technology Co. Ltd. Class A	609,298	4,044,266
Security Description	Shares	Value
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	1,259,984	$1,469,390
Guangzhou Zhujiang Brewery Co. Ltd. Class A	624,400	831,048
Guizhou Aviation Technical Development Co. Ltd. Class A	41,483	402,174
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	600,500	277,023
Guizhou Zhenhua E-chem, Inc. Class A (a)	42,152	83,640
Guocheng Mining Co. Ltd. Class A (a)	300,300	1,196,046
Guosen Securities Co. Ltd. Class A	970,300	1,823,843
Guosheng Securities, Inc. Class A (a)	913,700	2,204,415
Guotai Haitong Securities Co. Ltd.	987,434	2,907,151
Guotai Haitong Securities Co. Ltd. Class H (c)	3,539,968	7,567,941
Guoyuan Securities Co. Ltd. Class A	295,210	353,155
H World Group Ltd.	2,299,360	10,900,801
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	4,600,000	268,902
Haidilao International Holding Ltd. (b) (c)	742,000	1,358,451
Haier Smart Home Co. Ltd. Class A	1,192,700	4,458,133
Haier Smart Home Co. Ltd. Class H	3,149,800	9,825,547
Hainan Drinda New Energy Technology Co. Ltd. Class A (a)	29,400	230,021
Hainan Haiqi Transportation Group Co. Ltd. Class A (a)	222,000	863,516
Hainan Jinpan Smart Technology Co. Ltd. Class A	210,638	2,726,243
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	65,000	89,356
Haisco Pharmaceutical Group Co. Ltd. Class A	328,000	2,411,616
Haitian International Holdings Ltd.	189,000	538,092
Halo Microelectronics Co. Ltd. Class A (a)	241,842	509,327
Hangjin Technology Co. Ltd. Class A (a)	311,300	860,764
Hangzhou Alltest Biotech Co. Ltd. Class A	33,757	308,990
Hangzhou Bio-Sincerity Pharma-Tech Co. Ltd. Class A (a)	28,100	230,035
Hangzhou Chang Chuan Technology Co. Ltd. Class A	416,530	6,045,696
Hangzhou Cogeneration Group Co. Ltd. Class A	69,300	202,937

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A (a)	30,300	$80,352
Hangzhou First Applied Material Co. Ltd. Class A	754,706	1,509,423
Hangzhou GreatStar Industrial Co. Ltd.	673,600	3,283,100
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	21,576	252,144
Hangzhou Lion Microelectronics Co. Ltd. Class A (a)	28,300	141,177
Hangzhou Onechance Tech Corp. Class A	69,000	279,857
Hangzhou Robam Appliances Co. Ltd. Class A	35,200	97,582
Hangzhou Silan Microelectronics Co. Ltd. Class A	276,100	1,123,790
Hangzhou Sunrise Technology Co. Ltd. Class A	58,900	146,745
Hangzhou Tigermed Consulting Co. Ltd. Class A	278,022	2,258,447
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	490,000	2,271,369
Hanwang Technology Co. Ltd. Class A (a)	43,100	133,623
Hanwei Electronics Group Corp. Class A	44,800	344,025
Haohua Chemical Science & Technology Co. Ltd. Class A	34,119	156,225
Harbin Boshi Automation Co. Ltd. Class A	1,322,620	3,185,301
Harbin Electric Co. Ltd. Class H	6,120,942	13,077,827
HBM Holdings Ltd. (a) (c)	1,223,000	1,910,667
Hebei Sinopack Electronic Technology Co. Ltd. Class A	24,920	261,198
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	228,669	427,201
Hefei Meiya Optoelectronic Technology, Inc. Class A	339,820	1,001,454
Hello Group, Inc. ADR	244,346	1,600,466
Henan Ancai Hi-Tech Co. Ltd. Class A (a)	344,600	254,255
Henan Lingrui Pharmaceutical Co. Class A	670,300	1,988,827
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	288,500	1,135,409
Henan Shijia Photons Technology Co. Ltd. Class A	206,127	2,621,789
Henan Shuanghui Investment & Development Co. Ltd. Class A	279,040	1,058,201
Henan Zhongfu Industry Co. Ltd. Class A (a)	921,300	1,036,140
Hengan International Group Co. Ltd.	1,549,000	5,552,399
Hengbao Co. Ltd. Class A	455,300	1,409,614
Security Description	Shares	Value
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	282,700	$789,784
Hengli Petrochemical Co. Ltd. Class A	923,000	2,979,275
Hesai Group ADR (a) (b)	100,591	2,253,238
HG Technologies Co. Ltd. Class A	42,600	104,609
Hgtech Co. Ltd. Class A	290,100	3,297,106
Hisense Home Appliances Group Co. Ltd. Class A	954,400	3,392,383
HitGen, Inc. Class A	68,004	228,468
Hithink RoyalFlush Information Network Co. Ltd. Class A	36,100	1,666,301
HOB Biotech Group Corp. Ltd. Class A	44,471	979,898
Hongbo Co. Ltd. Class A (a)	36,600	81,013
Hongli Zhihui Group Co. Ltd. Class A	592,400	611,925
Hongyuan Green Energy Co. Ltd. Class A (a)	60,374	263,814
Hopson Development Holdings Ltd. (a)	666,959	256,210
Horizon Robotics (a) (b)	10,743,600	11,953,437
Hoshine Silicon Industry Co. Ltd. Class A	39,000	294,458
Hoymiles Power Electronics, Inc. Class A	10,475	151,258
Hua Hong Semiconductor Ltd. Class H (a) (c)	456,000	4,352,900
Hua Medicine (a) (c)	1,961,500	776,183
Huachangda Intelligent Equipment Group Co. Ltd. Class A (a)	261,200	228,271
Huada Automotive Technology Corp. Ltd. Class A	77,100	557,819
Huadian Power International Corp. Ltd. Class H	6,611,308	3,457,060
Huadong Medicine Co. Ltd. Class A	37,700	213,077
Huafon Chemical Co. Ltd. Class A	2,589,200	4,080,430
Huafu Fashion Co. Ltd. Class A (a)	222,200	135,295
Huaibei Mining Holdings Co. Ltd. Class A	396,300	630,791
Huakai Yibai Technology Co. Ltd. Class A	46,900	72,971
Hualan Biological Engineering, Inc. Class A	574,327	1,244,933
Huaneng Power International, Inc. Class H	11,964,416	8,807,876
Huangshan Tourism Development Co. Ltd. Class B	1,985,782	1,403,948
Huatai Securities Co. Ltd. Class A	973,600	3,290,457
Huatai Securities Co. Ltd. Class H (c)	1,932,400	4,672,418
Huaxi Securities Co. Ltd. Class A	639,400	850,097

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Huayu Automotive Systems Co. Ltd. Class A	305,761	$876,112
Hubei Century Network Technology Co. Ltd. Class A (a)	82,000	143,090
Hubei Feilihua Quartz Glass Co. Ltd. Class A	25,694	369,216
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	47,600	550,336
Huizhou Desay Sv Automotive Co. Ltd. Class A	259,462	4,471,848
Humanwell Healthcare Group Co. Ltd. Class A	34,900	90,551
Hunan Gold Corp. Ltd. Class A	386,850	1,168,872
Hunan Kaimeite Gases Co. Ltd. Class A (a)	443,700	1,348,909
Hunan Valin Steel Co. Ltd. Class A	1,917,900	1,544,223
Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	44,853	415,504
Hunan Zhongke Electric Co. Ltd. Class A	51,300	156,473
Hundsun Technologies, Inc. Class A	902,910	3,900,133
HUYA, Inc. ADR (b)	48,041	138,358
Hwa Create Co. Ltd. Class A (a)	75,900	314,367
Hwatsing Technology Co. Ltd. Class A	54,742	1,177,040
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	503,400	803,267
Hygon Information Technology Co. Ltd. Class A	142,310	4,575,360
Hymson Laser Technology Group Co. Ltd. Class A (a)	55,886	384,799
Hytera Communications Corp. Ltd. Class A (a)	967,300	1,568,756
HyUnion Holding Co. Ltd. Class A (a)	241,300	313,208
IEIT Systems Co. Ltd. Class A	69,316	661,387
Iflytek Co. Ltd. Class A	349,400	2,517,400
IKD Co. Ltd. Class A	210,100	605,020
Imeik Technology Development Co. Ltd. Class A	34,120	692,768
ImmuneOnco Biopharmaceuticals Shanghai Class H (a) (b)	719,400	538,845
Industrial & Commercial Bank of China Ltd. Class A	9,546,605	10,846,006
Industrial & Commercial Bank of China Ltd. Class H	102,312,656	82,680,877
Industrial Bank Co. Ltd. Class A	1,977,800	5,967,445
Industrial Securities Co. Ltd. Class A	936,800	995,860
INESA Intelligent Tech, Inc. Class B	5,447,500	3,546,323
Infotmic Co. Ltd. Class A (a)	839,100	887,192
Ingenic Semiconductor Co. Ltd. Class A	35,700	542,357
Security Description	Shares	Value
Inmyshow Digital Technology Group Co. Ltd. Class A	175,700	$152,795
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	4,715,500	1,607,875
Inner Mongolia Berun Chemical Co. Ltd. Class A	252,800	269,462
Inner Mongolia ERDOS Resources Co. Ltd. Class A	287,360	508,853
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	970,700	670,316
Inner Mongolia OJing Science & Technology Co. Ltd. Class A (a)	38,200	131,785
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	867,900	4,426,570
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	358,300	1,468,117
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,148,336	2,193,322
InnoCare Pharma Ltd. Class H (a) (c)	188,000	297,090
Innovent Biologics, Inc. (a) (c)	1,579,000	15,468,459
Intco Medical Technology Co. Ltd. Class A	56,700	315,995
InventisBio Co. Ltd. Class A (a)	476,196	1,858,406
iQIYI, Inc. ADR (a) (b)	558,359	1,072,049
iRay Group Class A	11,487	166,398
JA Solar Technology Co. Ltd. Class A (a)	553,364	907,745
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	1,123,800	919,716
Jade Bird Fire Co. Ltd. Class A	79,248	119,327
Jason Furniture Hangzhou Co. Ltd. Class A	345,040	1,519,571
JCET Group Co. Ltd. Class A	76,100	401,000
JD Health International, Inc. (a) (c)	1,614,700	11,513,567
JD Logistics, Inc. (a) (c)	1,918,400	2,814,689
JD.com, Inc. Class A	3,894,032	55,832,719
JF SmartInvest Holdings Ltd.	124,000	782,219
Jiajiayue Group Co. Ltd. Class A	320,700	543,540
Jiangling Motors Corp. Ltd. Class A	286,500	763,458
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	38,100	174,126
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	28,400	266,099
Jiangsu Cai Qin Technology Co. Ltd. Class A	44,204	186,950
Jiangsu Changshu Automotive Trim Group Co. Ltd. Class A	39,700	87,989
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	334,952	337,834
Jiangsu Cnano Technology Co. Ltd. Class A	43,358	292,886

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	952,000	$1,485,294
Jiangsu Etern Co. Ltd. Class A	188,600	678,208
Jiangsu Expressway Co. Ltd. Class H	5,807,087	7,453,305
Jiangsu General Science Technology Co. Ltd. Class A (a)	374,900	258,887
Jiangsu Guomao Reducer Co. Ltd. Class A	77,500	204,410
Jiangsu Hengli Hydraulic Co. Ltd. Class A	298,651	4,702,717
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	932,116	7,955,093
Jiangsu Hongtian Technology Co. Ltd. Class A	45,800	320,012
Jiangsu Hoperun Software Co. Ltd. Class A	582,200	4,128,812
Jiangsu Jiejie Microelectronics Co. Ltd. Class A	304,850	1,186,652
Jiangsu King's Luck Brewery JSC Ltd. Class A	215,800	1,075,298
Jiangsu Linyang Energy Co. Ltd. Class A	292,000	228,833
Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	280,356	1,723,117
Jiangsu Olive Sensors High-Tech Co. Ltd. Class A	320,600	422,111
Jiangsu Pacific Quartz Co. Ltd. Class A	50,100	262,560
Jiangsu Shagang Co. Ltd. Class A	209,400	172,501
Jiangsu Tongli Risheng Machinery Co. Ltd. Class A	29,000	168,725
Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	49,000	518,646
Jiangsu Yanghe Distillery Co. Ltd. Class A	268,465	2,336,201
Jiangsu Yangnong Chemical Co. Ltd. Class A	18,850	187,394
Jiangsu Yinhe Electronics Co. Ltd. Class A (a)	196,600	182,518
Jiangsu Yoke Technology Co. Ltd. Class A	312,000	3,312,230
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	572,878	3,136,078
Jiangsu Zhongtian Technology Co. Ltd. Class A	856,200	2,222,701
Jiangxi Copper Co. Ltd. Class H	3,249,000	17,899,033
Jiangxi Ganneng Co. Ltd. Class A	240,100	340,545
Jiangxi Jovo Energy Co. Ltd. Class A	37,300	230,321
Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	306,000	2,764,541
Security Description	Shares	Value
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	32,400	$164,879
Jiangyin Hengrun Heavy Industries Co. Ltd. Class A (a)	57,500	125,545
Jianshe Industry Group Yunnan Co. Ltd. Class A (a)	314,300	1,207,677
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (a)	993,200	354,310
Jilin OLED Material Tech Co. Ltd. Class A	88,150	344,773
Jinan Acetate Chemical Co. Ltd. (b)	393,560	650,078
Jinko Solar Co. Ltd. Class A (a)	494,685	399,720
JinkoSolar Holding Co. Ltd. ADR	64,474	1,664,074
Jinlei Technology Co. Ltd. Class A	51,000	205,536
Jinxin Fertility Group Ltd. (a) (b) (c)	1,421,500	434,659
JiuGui Liquor Co. Ltd. Class A	22,500	175,940
Jiujiang Defu Technology Co. Ltd. Class A (a)	233,800	1,198,820
Jiumaojiu International Holdings Ltd. (b) (c)	225,000	51,744
JL Mag Rare-Earth Co. Ltd. Class A	99,584	486,653
Joinn Laboratories China Co. Ltd. Class A	357,211	1,791,697
Jointo Energy Investment Co. Ltd. Hebei Class A	197,900	241,848
Jointown Pharmaceutical Group Co. Ltd. Class A	1,689,377	1,239,208
Jolywood Suzhou Sunwatt Co. Ltd. Class A (a)	101,300	97,237
Jones Tech PLC Class A	59,900	422,392
Joyoung Co. Ltd. Class A	604,656	904,392
JOYY, Inc. ADR	64,326	4,165,752
Kama Co. Ltd. Class B (a)	1,693,400	50,802
Kanzhun Ltd. ADR	390,426	7,956,882
KE Holdings, Inc. ADR (b)	993,183	15,652,564
Keboda Technology Co. Ltd. Class A	10,600	118,605
Keda Industrial Group Co. Ltd. Class A	247,200	491,216
KEDE Numerical Control Co. Ltd. Class A	55,841	494,412
Kehua Data Co. Ltd. Class A	34,800	276,856
Keli Sensing Technology Ningbo Co. Ltd. Class A	35,200	363,097
Keshun Waterproof Technologies Co. Ltd. Class A	219,560	173,007
Kexing Biopharrm Co. Ltd. Class A	266,540	1,209,367
Keymed Biosciences, Inc. (a) (c)	140,500	964,826
Kingboard Holdings Ltd.	1,698,391	6,406,470
KingClean Electric Co. Ltd. Class A (a)	45,640	207,474

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Kingdee International Software Group Co. Ltd. (a)	3,587,700	$6,125,847
Kingnet Network Co. Ltd. Class A	942,200	2,952,158
Kingsemi Co. Ltd. Class A	29,747	632,917
Kingsoft Cloud Holdings Ltd. (a) (b)	1,130,565	800,336
Kingsoft Corp. Ltd. (b)	1,294,800	4,731,048
Konfoong Materials International Co. Ltd. Class A	20,700	272,839
KPC Pharmaceuticals, Inc. Class A	305,500	549,729
KSEC Intelligent Technology Co. Ltd. Class A	40,800	109,424
Kuaishou Technology (c)	3,550,200	29,168,792
Kuang-Chi Technologies Co. Ltd. Class A (a)	672,290	4,696,432
Kunlun Energy Co. Ltd.	7,754,152	7,401,985
Kunlun Tech Co. Ltd. Class A (a)	74,300	443,887
Kunshan Dongwei Technology Co. Ltd. Class A	42,644	215,543
Kunshan Huguang Auto Harness Co. Ltd. Class A	237,400	1,014,569
Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	49,180	400,841
Kweichow Moutai Co. Ltd. Class A	119,879	23,652,743
Kyland Technology Co. Ltd. Class A (a)	297,300	867,202
Laekna, Inc. (a)	552,500	963,246
Lanzhou LS Heavy Equipment Co. Ltd. Class A (a)	138,500	211,522
Lao Feng Xiang Co. Ltd. Class A	27,600	175,843
Laobaixing Pharmacy Chain JSC Class A	48,754	103,376
Laopu Gold Co. Ltd. Class H (b)	47,300	3,755,560
LB Group Co. Ltd. Class A	624,900	1,752,956
Leader Harmonious Drive Systems Co. Ltd. Class A	16,669	458,759
Lenovo Group Ltd.	11,898,282	14,155,340
Lens Technology Co. Ltd. Class A	620,265	2,689,908
Leo Group Co. Ltd. Class A	3,192,900	2,579,955
Lepu Biopharma Co. Ltd. Class H (a) (c)	1,922,000	1,227,255
Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	28,400	70,024
Levima Advanced Materials Corp. Class A	65,900	187,033
LexinFintech Holdings Ltd. ADR	116,562	381,158
Li Auto, Inc. Class A (a) (b)	1,613,654	13,444,525
Li Ning Co. Ltd.	3,523,193	8,450,956
Lifetech Scientific Corp. (a) (b)	5,982,000	1,198,936
Ligao Foods Co. Ltd. Class A	22,700	139,843
Lingbao Gold Group Co. Ltd. Class H (b)	672,000	1,546,286
Lingyi iTech Guangdong Co. Class A	1,269,700	2,826,831
Security Description	Shares	Value
Link Motion, Inc. ADR (a) (b) (d)	16,509	$—
Linklogis, Inc. Class B (b) (c)	340,500	97,992
Linktel Technologies Co. Ltd. Class A	17,700	427,314
Livzon Pharmaceutical Group, Inc. Class H	595,327	2,181,374
Lizhong Sitong Light Alloys Group Co. Ltd. Class A	51,700	172,952
Long Young Electronic Kunshan Co. Ltd. Class A	107,400	839,819
Longfor Group Holdings Ltd. (b) (c)	1,904,125	2,094,085
LONGi Green Energy Technology Co. Ltd. Class A (a)	1,317,304	3,434,829
Longshine Technology Group Co. Ltd. Class A	39,450	85,965
Loongson Technology Corp. Ltd. Class A (a)	48,399	916,051
Lucky Harvest Co. Ltd. Class A	24,700	143,955
Luenmei Quantum Co. Ltd. Class A	630,008	634,526
Lufax Holding Ltd. ADR (a)	158,430	405,581
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	34,140	202,347
Luxshare Precision Industry Co. Ltd. Class A	1,325,529	10,769,526
Luye Pharma Group Ltd. (a) (c)	1,530,500	538,777
Luzhou Laojiao Co. Ltd. Class A	298,842	4,975,883
Maanshan Iron & Steel Co. Ltd. Class H (a)	5,308,000	1,711,708
Mabwell Shanghai Bioscience Co. Ltd. Class A (a)	252,593	1,392,167
Malion New Materials Co. Ltd. Class A (a)	92,150	143,771
Mango Excellent Media Co. Ltd. Class A	266,950	933,949
Maxscend Microelectronics Co. Ltd. Class A	33,696	393,348
MeiG Smart Technology Co. Ltd. Class A	76,400	487,738
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	606,960	459,136
Meitu, Inc. (b) (c)	4,801,500	4,318,173
Meituan Class B (a) (c)	6,954,927	92,303,457
Mesnac Co. Ltd. Class A	197,300	230,373
Metallurgical Corp. of China Ltd. Class A	1,980,900	842,882
Metallurgical Corp. of China Ltd. Class H (b)	2,994,000	703,928
Microport Scientific Corp. (a) (b)	942,637	1,310,379
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	23,525	187,965
Ming Yang Smart Energy Group Ltd. Class A	253,900	526,719
Ming Yuan Cloud Group Holdings Ltd. (b)	372,000	157,240

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MINISO Group Holding Ltd. ADR (b)	135,211	$2,535,206
Minmetals Development Co. Ltd. Class A (a)	197,200	325,467
Minth Group Ltd.	250,000	1,018,822
Miracll Chemicals Co. Ltd. Class A	48,880	110,786
MMG Ltd. (a)	2,368,799	2,669,026
Mobvista, Inc. (a) (c)	718,000	1,409,525
Montage Technology Co. Ltd. Class A	293,350	4,950,842
Montnets Cloud Technology Group Co. Ltd. Class A (a)	618,700	1,077,858
Morimatsu International Holdings Co. Ltd.	167,000	197,821
Motic Xiamen Electric Group Co. Ltd. Class A	65,400	153,101
Muyuan Foods Co. Ltd. Class A	927,784	6,723,159
Nancal Technology Co. Ltd. Class A	77,848	468,987
Nanhua Futures Co. Ltd. Class A	541,900	1,513,138
NanJi E-Commerce Co. Ltd. Class A	965,800	466,299
Nanjing Vazyme Biotech Co. Ltd. Class A	32,140	92,184
Nantong Jianghai Capacitor Co. Ltd. Class A	272,600	1,159,925
Nanya New Material Technology Co. Ltd. Class A	102,695	1,189,682
NARI Technology Co. Ltd. Class A	854,979	2,753,591
National Silicon Industry Group Co. Ltd. Class A (a)	210,219	651,744
Nations Technologies, Inc. Class A (a)	398,500	1,154,402
NAURA Technology Group Co. Ltd. Class A	110,481	7,266,473
NavInfo Co. Ltd. Class A (a)	320,200	413,327
NBTM New Materials Group Co. Ltd. Class A	323,148	1,414,361
NetEase, Inc.	2,731,480	75,310,029
New China Life Insurance Co. Ltd. Class H	1,622,000	11,325,972
New Hope Liuhe Co. Ltd. Class A	925,300	1,222,253
New Oriental Education & Technology Group, Inc.	2,279,410	12,370,049
New Trend International Logis-Tech Co. Ltd. Class A	56,405	95,194
Neway Valve Suzhou Co. Ltd. Class A	50,000	372,281
Newland Digital Technology Co. Ltd. Class A	916,220	3,717,412
Ninestar Corp. Class A (a)	26,600	77,057
Ningbo Deye Technology Co. Ltd. Class A	140,310	1,732,781
Ningbo Energy Group Co. Ltd. Class A	1,010,000	627,999
Security Description	Shares	Value
Ningbo Haitian Precision Machinery Co. Ltd. Class A	51,881	$144,643
Ningbo Hengshuai Co. Ltd. Class A	43,400	769,143
Ningbo Jifeng Auto Parts Co. Ltd. Class A (a)	98,700	196,553
Ningbo Joyson Electronic Corp. Class A	35,400	159,048
Ningbo Orient Wires & Cables Co. Ltd. Class A	49,800	426,300
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	95,815	485,942
Ningbo Sanxing Medical Electric Co. Ltd. Class A	314,700	1,037,886
Ningbo Shanshan Co. Ltd. Class A (a)	221,500	428,723
Ningbo Sunrise Elc Technology Co. Ltd. Class A	39,800	134,568
Ningbo Tuopu Group Co. Ltd. Class A	336,395	3,719,649
Ningbo Xusheng Group Co. Ltd. Class A	241,112	558,914
Ningbo Yongxin Optics Co. Ltd. Class A	10,500	158,404
Ningbo Yunsheng Co. Ltd. Class A	245,400	484,827
Ningbo Zhenyu Technology Co. Ltd. Class A	35,700	859,363
Ningxia Baofeng Energy Group Co. Ltd. Class A	368,700	1,036,910
Ningxia Western Venture Industrial Co. Ltd. Class A	263,000	187,643
NIO, Inc. ADR (a)	2,091,208	10,665,161
Niu Technologies ADR (a) (b)	30,325	91,885
Noah Holdings Ltd. ADR	27,463	275,729
Nongfu Spring Co. Ltd. Class H (c)	2,517,600	15,150,560
North Copper Co. Ltd. Class A	942,600	2,078,326
Northeast Securities Co. Ltd. Class A	273,600	365,325
NovaBridge Biosciences ADR (a) (b)	290,272	1,155,283
Novogene Co. Ltd. Class A	44,728	85,099
Novoray Corp. Class A	35,974	320,006
NYOCOR Co. Ltd. Class A	842,400	615,512
OFILM Group Co. Ltd. Class A (a)	260,100	395,742
OmniVision Integrated Circuits Group, Inc.	231,904	4,182,940
Oppein Home Group, Inc. Class A	18,820	140,450
OPT Machine Vision Tech Co. Ltd. Class A	7,099	126,247
Orient Securities Co. Ltd. Class A	1,415,156	2,209,930
OSL Group Ltd. (a) (b)	513,000	1,120,447
Ourpalm Co. Ltd. Class A (a)	192,300	136,099
Ovctek China, Inc. Class A	73,300	154,267

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	597,000	$265,145
PDD Holdings, Inc. ADR (a)	1,024,271	116,142,089
Peijia Medical Ltd. (a) (c)	149,000	115,050
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (a) (d)	1,197,300	—
People.cn Co. Ltd. Class A	353,900	965,880
People's Insurance Co. Group of China Ltd. Class H	12,920,000	11,204,471
Perfect World Co. Ltd. Class A	636,650	1,494,952
PetroChina Co. Ltd. Class A	4,696,700	7,004,727
PetroChina Co. Ltd. Class H	33,075,988	35,610,815
Pharmaron Beijing Co. Ltd. Class A	550,975	2,244,174
Phenix Optical Co. Ltd. Class A (a)	96,000	295,704
PhiChem Corp. Class A	43,000	138,057
PICC Property & Casualty Co. Ltd. Class H	12,181,102	25,603,241
Ping An Bank Co. Ltd. Class A	1,660,600	2,714,553
Ping An Insurance Group Co. of China Ltd. Class A	979,730	9,600,861
Ping An Insurance Group Co. of China Ltd. Class H (b)	9,434,420	78,968,647
Piotech, Inc. Class A	33,795	1,597,769
PNC Process Systems Co. Ltd. Class A	42,415	191,112
POCO Holding Co. Ltd. Class A	54,432	556,099
Poly Developments & Holdings Group Co. Ltd. Class A	996,000	870,436
Poly Property Group Co. Ltd. (b)	3,033,198	779,392
Pony AI, Inc. ADR (a) (b)	182,393	2,644,699
Pop Mart International Group Ltd. (b) (c)	1,198,000	28,889,908
Postal Savings Bank of China Co. Ltd. Class A	217,900	170,138
Postal Savings Bank of China Co. Ltd. Class H (c)	10,454,000	7,145,279
Power Construction Corp. of China Ltd. Class A	938,600	699,249
Primarius Technologies Co. Ltd. Class A	144,728	722,194
Puxin Ltd. ADR (a) (d)	1,690	—
Puya Semiconductor Shanghai Co. Ltd. Class A	72,461	1,320,606
Pylon Technologies Co. Ltd. Class A	22,001	179,098
Qfin Holdings, Inc. ADR	149,247	2,875,990
Qianhe Condiment & Food Co. Ltd. Class A	736,524	1,037,261
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	66,000	121,789
Qingdao Gaoce Technology Co. Ltd. Class A	232,006	379,588
Qingdao Gon Technology Co. Ltd. Class A	306,300	2,311,748
Security Description	Shares	Value
Qingdao Haier Biomedical Co. Ltd. Class A	44,010	$200,379
Qingdao Hanhe Cable Co. Ltd. Class A	1,567,200	859,945
Qingdao TGOOD Electric Co. Ltd. Class A	51,400	189,106
Qingdao Tianneng Heavy Industries Co. Ltd. Class A	272,500	224,092
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	32,743	456,904
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	280,400	1,131,249
Quectel Wireless Solutions Co. Ltd. Class A	32,398	442,853
Qutoutiao, Inc. ADR (a)	1,218	2
R&G PharmaStudies Co. Ltd. Class A	23,200	197,933
Range Intelligent Computing Technology Group Co. Ltd. Class A	56,900	430,421
Raytron Technology Co. Ltd. Class A	109,230	1,577,430
Remegen Co. Ltd. Class A (a)	182,283	2,031,504
Remegen Co. Ltd. Class H (a) (c)	124,500	1,151,667
Rigol Technologies Co. Ltd. Class A	24,685	130,464
Risen Energy Co. Ltd. Class A (a)	266,500	559,730
Riyue Heavy Industry Co. Ltd. Class A	44,400	84,284
RLX Technology, Inc. ADR	1,211,194	2,822,082
RoboSense Technology Co. Ltd. (a) (b)	262,300	1,233,401
RoboTechnik Intelligent Technology Co. Ltd. Class A	16,100	538,131
Rockchip Electronics Co. Ltd. Class A	44,200	1,128,944
RongFa Nuclear Equipment Co. Ltd. Class A (a)	246,100	264,789
Rongsheng Petrochemical Co. Ltd. Class A	958,700	1,608,375
Roshow Technology Co. Ltd. Class A (a)	254,400	295,223
Ruijie Networks Co. Ltd. Class A	32,918	418,788
Sai Micro Electronics, Inc. Class A (a)	47,600	381,621
SAIC Motor Corp. Ltd. Class A	670,900	1,462,919
Sailun Group Co. Ltd. Class A	2,203,032	5,106,778
Sangfor Technologies, Inc. Class A	19,261	317,781
Sanhe Tongfei Refrigeration Co. Ltd. Class A	28,200	364,219
Sany Heavy Industry Co. Ltd. Class A	1,270,700	3,846,717
Satellite Chemical Co. Ltd. Class A	1,166,425	2,954,519

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sealand Securities Co. Ltd. Class A	1,898,040	$1,152,972
Seazen Group Ltd. (a) (b)	511,238	134,649
Semitronix Corp. Class A	10,900	111,983
Sensteed Hi-tech Group Class A (a)	1,267,900	755,659
Seres Group Co. Ltd. Class A	70,498	1,221,705
SF Holding Co. Ltd. Class A	575,400	3,158,952
SG Micro Corp. Class A	46,199	454,315
Shaanxi Coal Industry Co. Ltd. Class A	1,238,200	3,782,036
Shaanxi Huaqin Technology Industry Co. Ltd. Class A	9,585	101,344
Shaanxi International Trust Co. Ltd. Class A	1,235,800	610,822
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	189,582	734,160
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	286,597	1,590,666
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	278,450	329,515
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	592,800	650,416
Shandong Gold Mining Co. Ltd. Class A	1,291,080	7,160,181
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	624,700	7,563,578
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	38,800	174,712
Shandong Humon Smelting Co. Ltd. Class A	272,700	524,307
Shandong Linglong Tyre Co. Ltd. Class A	591,600	1,231,520
Shandong Pharmaceutical Glass Co. Ltd. Class A	239,564	684,032
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,572,000	1,658,822
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	589,892	1,302,335
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	319,440	383,514
Shanghai Acrel Co. Ltd. Class A	34,200	113,086
Shanghai Aiko Solar Energy Co. Ltd. Class A (a)	215,100	412,946
Shanghai Anlogic Infotech Co. Ltd. Class A (a)	75,949	295,746
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	16,282	101,962
Shanghai AtHub Co. Ltd. Class A	662,678	2,889,031
Shanghai Awinic Technology Co. Ltd. Class A	29,268	319,141
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	593,636	1,854,913
Security Description	Shares	Value
Shanghai Baolong Automotive Corp. Class A	40,500	$214,628
Shanghai Baosight Software Co. Ltd. Class A	573,820	1,702,564
Shanghai Baosight Software Co. Ltd. Class B	2,924,056	2,988,385
Shanghai Baosteel Packaging Co. Ltd. Class A	218,500	167,163
Shanghai Belling Co. Ltd. Class A	289,200	1,294,780
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	13,944	271,470
Shanghai Bright Power Semiconductor Co. Ltd. Class A	23,724	392,333
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	4,272,020	2,836,621
Shanghai Cooltech Power Co. Ltd. Class A (a)	207,900	865,859
Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,569,384	1,969,614
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	903,700	846,739
Shanghai Electric Group Co. Ltd. Class H (a)	13,008,077	6,467,689
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	584,574	783,904
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	355,900	1,350,696
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (b)	144,500	362,944
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	102,606	1,083,398
Shanghai Fudan Microelectronics Group Co. Ltd. Class H (b)	174,000	1,013,128
Shanghai Fullhan Microelectronics Co. Ltd. Class A	65,663	433,304
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	25,500	91,771
Shanghai Gentech Co. Ltd. Class A	73,210	331,755
Shanghai Geoharbour Construction Group Co. Ltd. Class A	29,900	297,631
Shanghai Haohai Biological Technology Co. Ltd. Class A	22,095	138,965
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	73,061	754,481
Shanghai Henlius Biotech, Inc. Class H (a) (b) (c)	86,100	631,079
Shanghai Huafon Aluminium Corp. Class A	72,400	212,326
Shanghai Huayi Group Co. Ltd. Class B	492,500	252,160
Shanghai International Airport Co. Ltd. Class A	312,700	1,467,640
Shanghai International Port Group Co. Ltd. Class A	2,253,300	1,749,710

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai Jinjiang International Hotels Co. Ltd. Class B	594,700	$799,277
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,998,266	1,470,724
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	187,889	919,532
Shanghai Liangxin Electrical Co. Ltd. Class A	295,980	457,119
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	272,500	308,810
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,338,368	536,686
Shanghai M&G Stationery, Inc. Class A	307,981	1,193,986
Shanghai Medicilon, Inc. Class A (a)	24,194	195,494
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	25,137	330,097
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	148,500	463,615
Shanghai Moons' Electric Co. Ltd. Class A	248,216	2,572,859
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	627,700	1,606,132
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	632,600	924,904
Shanghai Pudong Development Bank Co. Ltd. Class A	2,336,700	4,164,578
Shanghai Putailai New Energy Technology Group Co. Ltd.	224,420	879,038
Shanghai RAAS Blood Products Co. Ltd. Class A	915,100	831,200
Shanghai Runda Medical Technology Co. Ltd. Class A	336,200	720,090
Shanghai Sanyou Medical Co. Ltd. Class A	123,121	317,859
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	49,100	448,516
Shanghai Stonehill Technology Co. Ltd. Class A (a)	1,545,600	1,569,969
Shanghai Vital Microtech Co. Ltd. Class A	315,640	797,698
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	273,800	395,797
Shanghai Yaoji Technology Co. Ltd. Class A	70,900	236,674
Shanghai Yizhong Pharmaceutical Co. Ltd. Class A (a)	186,669	1,256,949
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	903,088	663,736
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	292,300	1,838,404
Security Description	Shares	Value
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,264,900	$1,331,960
Shannon Semiconductor Technology Co. Ltd. Class A	94,100	1,945,916
Shanxi Blue Flame Holding Co. Ltd. Class A	207,900	196,881
Shanxi Coking Coal Energy Group Co. Ltd. Class A	244,300	224,702
Shanxi Guoxin Energy Corp. Ltd. Class A (a)	507,160	228,151
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	561,800	949,755
Shanxi Meijin Energy Co. Ltd. Class A (a)	595,500	400,984
Shanxi Securities Co. Ltd. Class A	280,230	240,486
Shanxi Taigang Stainless Steel Co. Ltd. Class A (a)	593,400	415,723
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	118,520	2,915,477
Sharetronic Data Technology Co. Ltd. Class A	42,840	1,035,287
Shengda Resources Co. Ltd. Class A	292,400	1,296,958
Shenghe Resources Holding Co. Ltd. Class A	61,200	188,774
Shengyi Electronics Co. Ltd. Class A	232,383	3,185,801
Shengyi Technology Co. Ltd. Class A	644,500	6,593,707
Shennan Circuits Co. Ltd. Class A	30,758	1,023,614
Shenwan Hongyuan Group Co. Ltd. Class A	1,257,400	949,362
Shenyang Jinbei Automotive Co. Ltd. Class A (a)	731,500	485,225
Shenzhen Agricultural Power Group Co. Ltd. Class A	1,237,400	1,824,203
Shenzhen Ampron Technology Co. Ltd. Class A	40,200	776,361
Shenzhen Baoming Technology Co. Ltd. Class A (a)	18,000	122,777
Shenzhen BSC Technology Co. Ltd. Class A	22,330	109,891
Shenzhen Capchem Technology Co. Ltd. Class A	22,680	170,264
Shenzhen CECport Technologies Co. Ltd. Class A	80,700	261,988
Shenzhen Changhong Technology Co. Ltd. Class A	62,800	135,678
Shenzhen Click Technology Co. Ltd. Class A	79,700	207,359
Shenzhen Coship Electronics Co. Ltd. Class A (a)	781,200	1,426,987
Shenzhen Das Intellitech Co. Ltd. Class A	2,226,037	908,918

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Desay Battery Technology Co. Class A	47,270	$182,038
Shenzhen Dynanonic Co. Ltd. Class A (a)	24,360	153,595
Shenzhen Energy Group Co. Ltd. Class A	221,300	206,717
Shenzhen Envicool Technology Co. Ltd. Class A	408,699	6,258,761
Shenzhen Expressway Corp. Ltd. Class H (b)	5,315,732	4,855,766
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	939,000	2,847,962
Shenzhen Fortune Trend Technology Co. Ltd. Class A	26,007	493,019
Shenzhen FRD Science & Technology Co. Ltd. Class A	311,300	1,478,909
Shenzhen Gongjin Electronics Co. Ltd. Class A (a)	637,000	1,049,506
Shenzhen H&T Intelligent Control Co. Ltd. Class A	632,600	3,545,486
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	326,500	551,499
Shenzhen Honor Electronic Co. Ltd. Class A	15,400	487,597
Shenzhen Injoinic Technology Co. Ltd. Class A	218,443	624,038
Shenzhen Inovance Technology Co. Ltd. Class A	422,158	4,556,073
Shenzhen International Holdings Ltd. (b)	1,877,718	2,086,755
Shenzhen Investment Ltd. (a) (b)	5,760,326	584,654
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	202,300	269,252
Shenzhen Jinjia Group Co. Ltd. Class A (a)	584,900	351,110
Shenzhen Kaifa Technology Co. Ltd. Class A	334,400	1,211,131
Shenzhen Kangtai Biological Products Co. Ltd. Class A	59,840	126,625
Shenzhen Kedali Industry Co. Ltd. Class A	33,300	753,120
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (a)	308,700	704,089
Shenzhen Kinwong Electronic Co. Ltd. Class A	21,420	224,298
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	476,167
Shenzhen Lifotronic Technology Co. Ltd. Class A	90,899	169,037
Shenzhen Longsys Electronics Co. Ltd. Class A (a)	8,300	291,144
Shenzhen Manst Technology Co. Ltd. Class A (a)	26,640	192,931
Shenzhen Megmeet Electrical Co. Ltd. Class A	309,900	3,998,982
Security Description	Shares	Value
Shenzhen Microgate Technology Co. Ltd. Class A	232,900	$390,060
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	60,722	1,656,818
Shenzhen Minglida Precision Technology Co. Ltd. Class A (a)	67,600	176,555
Shenzhen MTC Co. Ltd. Class A	3,279,300	3,486,043
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (a)	2,491,762	1,235,180
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	27,230	219,441
Shenzhen Qingyi Photomask Ltd. Class A	122,516	494,280
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,024	116,115
Shenzhen SC New Energy Technology Corp. Class A	116,401	1,594,272
Shenzhen SED Industry Co. Ltd. Class A	82,500	228,709
Shenzhen Sunlord Electronics Co. Ltd. Class A	292,600	1,489,420
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	35,200	120,730
Shenzhen Tagen Group Co. Ltd. Class A	581,400	308,194
Shenzhen Techwinsemi Technology Co. Ltd. Class A	47,356	1,573,275
Shenzhen Topband Co. Ltd. Class A	250,300	494,149
Shenzhen Transsion Holdings Co. Ltd. Class A	104,696	992,369
Shenzhen TXD Technology Co. Ltd. Class A	51,200	103,208
Shenzhen United Winners Laser Co. Ltd. Class A	69,225	240,901
Shenzhen Xinyichang Technology Co. Ltd. Class A	18,097	202,932
Shenzhen YHLO Biotech Co. Ltd. Class A	67,336	136,988
Shenzhen Yinghe Technology Co. Ltd. Class A	67,000	267,330
Shenzhen YUTO Packaging Technology Co. Ltd. Class A	34,400	140,509
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,600	971,386
Shenzhou International Group Holdings Ltd.	1,235,600	9,715,259
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A (a)	629,000	1,837,450
Shijiazhuang Shangtai Technology Co. Ltd. Class A	34,800	427,824
Shoucheng Holdings Ltd.	720,400	196,216

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shouyao Holdings Beijing Co. Ltd. Class A (a)	216,862	$1,079,347
Shuangliang Eco-Energy Systems Co. Ltd. Class A (a)	227,202	212,881
SICC Co. Ltd. Class A (a)	37,758	480,796
Sichuan Gold Co. Ltd. Class A	47,100	187,996
Sichuan Hebang Biotechnology Co. Ltd. Class A (a)	1,827,900	591,846
Sichuan Hongda Co. Ltd. Class A (a)	651,800	1,194,353
Sichuan Injet Electric Co. Ltd. Class A	24,500	168,307
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	28,200	72,480
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	28,300	118,999
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	16,200	816,296
Sichuan New Energy Power Co. Ltd. Class A	59,900	99,977
Sichuan Swellfun Co. Ltd. Class A	22,000	121,222
Siglent Technologies Co. Ltd. Class A	41,378	222,008
Sihuan Pharmaceutical Holdings Group Ltd. (b)	1,953,000	308,626
Silergy Corp.	245,820	1,498,211
Sineng Electric Co. Ltd. Class A	325,919	1,597,855
Sino Biopharmaceutical Ltd.	19,995,000	15,875,776
Sino Wealth Electronic Ltd. Class A	29,887	120,020
Sinocare, Inc. Class A	256,200	628,025
Sinocelltech Group Ltd. Class A (a)	71,880	446,009
Sinoma Science & Technology Co. Ltd. Class A	928,193	4,832,489
Sinomine Resource Group Co. Ltd. Class A	302,844	3,408,104
Sino-Ocean Group Holding Ltd. (a)	10,182,980	132,136
Sinopec Shanghai Petrochemical Co. Ltd. Class H	12,128,600	2,134,796
Sinopharm Group Co. Ltd. Class H	2,569,600	6,417,810
Sino-Platinum Metals Co. Ltd. Class A	372,179	992,307
Sinotrans Ltd. Class H	9,366,024	5,836,091
Sinotruk Hong Kong Ltd.	110,500	392,113
Sinotruk Jinan Truck Co. Ltd. Class A	342,960	830,382
Sipai Health Technology Co. Ltd. (a)	150,400	48,114
SITC International Holdings Co. Ltd.	2,688,000	9,621,337
Skshu Paint Co. Ltd. Class A	515,562	3,417,654
Skyworth Digital Co. Ltd. Class A	934,100	1,576,472
Security Description	Shares	Value
Smoore International Holdings Ltd. (b) (c)	2,963,000	$4,533,864
Sohu.com Ltd. ADR (a)	18,994	297,066
SooChow Securities Co. Ltd. Class A	311,230	403,978
Southern Publishing & Media Co. Ltd. Class A	222,448	427,371
Southwest Securities Co. Ltd. Class A	1,253,100	804,288
StarPower Semiconductor Ltd. Class A	13,440	185,023
STO Express Co. Ltd. Class A	306,779	589,829
Sumavision Technologies Co. Ltd. Class A	206,500	159,462
Sun Art Retail Group Ltd.	2,646,500	588,224
Sunac China Holdings Ltd. (a) (b)	3,309,000	556,920
Sunac Services Holdings Ltd. (b) (c)	315,000	56,658
Sungrow Power Supply Co. Ltd. Class A	395,734	9,697,253
Suning Universal Co. Ltd. Class A	839,200	275,327
Sunny Optical Technology Group Co. Ltd.	1,278,700	10,768,778
Sunresin New Materials Co. Ltd. Class A	47,700	421,991
Sunrise Group Co. Ltd. Class A	853,956	812,365
Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	132,802	1,133,391
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	19,507	114,283
Sunward Intelligent Equipment Co. Ltd. Class A	582,200	1,035,122
Sunwoda Electronic Co. Ltd. Class A	286,900	1,074,855
Suzhou Anjie Technology Co. Ltd. Class A	303,800	603,252
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	337,500	4,093,063
Suzhou Everbright Photonics Co. Ltd. Class A (a)	38,363	688,945
Suzhou Good-Ark Electronics Co. Ltd. Class A	254,981	348,866
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	37,500	279,479
Suzhou HYC Technology Co. Ltd. Class A (a)	61,371	265,357
Suzhou Maxwell Technologies Co. Ltd. Class A	20,704	611,010
Suzhou Novosense Microelectronics Co. Ltd. Class A (a)	36,965	837,703
Suzhou Oriental Semiconductor Co. Ltd. Class A	36,459	428,370

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Suzhou Recodeal Interconnect System Co. Ltd. Class A	30,320	$360,541
Suzhou Secote Precision Electronic Co. Ltd. Class A	61,320	380,573
Suzhou Shijing Environmental Technology Co. Ltd. Class A (a)	43,540	73,794
Suzhou SLAC Precision Equipment Co. Ltd. Class A (a)	741,000	1,651,869
Suzhou TFC Optical Communication Co. Ltd. Class A	74,088	2,155,042
Suzhou TZTEK Technology Co. Ltd. Class A	93,990	793,130
Suzhou Wanxiang Technology Co. Ltd. Class A (a)	98,700	236,146
Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A (a)	69,915	928,534
SVG Optronics Co. Ltd. Class A (a)	27,988	129,756
T&S Communications Co. Ltd. Class A	97,100	1,607,448
Taiji Computer Corp. Ltd. Class A	323,036	1,133,411
TAL Education Group ADR (a)	662,276	7,225,431
Talkweb Information System Co. Ltd. Class A (a)	98,300	466,154
Tangrenshen Group Co. Ltd. Class A (a)	604,600	381,126
Tayho Advanced Materials Group Co. Ltd. Class A	608,200	873,096
TBEA Co. Ltd. Class A	317,220	1,009,839
TCL Technology Group Corp. Class A	2,472,300	1,608,069
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	715,325	878,278
Telling Telecommunication Holding Co. Ltd. Class A	51,300	80,184
Tencent Holdings Ltd.	8,484,494	652,946,863
Tencent Music Entertainment Group ADR	788,295	13,818,811
Three's Co. Media Group Co. Ltd. Class A	42,873	236,970
Thunder Software Technology Co. Ltd. Class A	19,500	188,576
Tiangong International Co. Ltd. (b)	280,000	110,798
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A (a)	23,800	70,821
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	262,900	223,730
Tianli International Holdings Ltd. (b)	2,672,000	817,031
Tianma Microelectronics Co. Ltd. Class A (a)	274,400	354,993
Security Description	Shares	Value
Tianneng Power International Ltd.	288,000	$262,340
Tianqi Lithium Corp. Class A (a)	594,074	4,713,475
Tianshan Aluminum Group Co. Ltd. Class A	1,050,100	2,434,203
TianShan Material Co. Ltd. Class A (a)	276,500	210,744
Tianshui Huatian Technology Co. Ltd. Class A	343,300	539,546
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (a)	232,100	211,818
Time Publishing & Media Co. Ltd. Class A	119,640	139,181
Tinergy Chemical Co. Ltd. Class A	2,867,928	2,013,316
Tingyi Cayman Islands Holding Corp.	5,377,020	8,144,802
Titan Wind Energy Suzhou Co. Ltd. Class A	1,253,689	1,232,144
TKD Science & Technology Co. Ltd. Class A	50,660	114,022
Tofflon Science & Technology Group Co. Ltd. Class A	73,900	166,223
Tongcheng Travel Holdings Ltd.	1,147,600	3,308,556
TongFu Microelectronics Co. Ltd. Class A	726,844	3,925,819
Tongling Jingda Special Magnet Wire Co. Ltd. Class A	184,200	328,026
Tongwei Co. Ltd. Class A (a)	678,800	1,995,570
Top Energy Co. Ltd. Class A (a)	96,517	78,542
Topchoice Medical Corp. Class A	45,817	263,942
Topsec Technologies Group, Inc. Class A	581,300	755,362
Topsports International Holdings Ltd. (c)	2,572,000	961,588
Toread Holdings Group Co. Ltd. Class A	234,738	364,216
Transfar Zhilian Co. Ltd. Class A	254,100	211,509
TravelSky Technology Ltd. Class H	2,794,514	3,690,834
Trina Solar Co. Ltd. Class A (a)	242,552	575,110
Trip.com Group Ltd.	765,458	54,482,396
TRS Information Technology Corp. Ltd. Class A (a)	37,900	108,054
Tsingtao Brewery Co. Ltd. Class A	353,744	3,101,617
Tsingtao Brewery Co. Ltd. Class H	274,000	1,715,074
Tuya, Inc. ADR	65,309	137,802
UBTech Robotics Corp. Ltd. Class H (a) (b)	212,700	3,451,405
Unigroup Guoxin Microelectronics Co. Ltd. Class A	197,859	2,234,009
Uni-President China Holdings Ltd.	145,000	151,455
Unisplendour Corp. Ltd. Class A	345,076	1,216,179
Universal Scientific Industrial Shanghai Co. Ltd. Class A	317,000	1,362,474

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Up Fintech Holding Ltd. ADR (a)	139,277	$1,331,488
Valiant Co. Ltd. Class A	635,700	1,365,217
Vanchip Tianjin Technology Co. Ltd. Class A (a)	62,826	338,795
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	83,067	1,630,053
Victory Giant Technology Huizhou Co. Ltd. Class A	67,400	2,776,939
Vipshop Holdings Ltd. ADR	441,842	7,816,185
Visionox Technology, Inc. Class A (a)	242,200	299,109
Visual China Group Co. Ltd. Class A	321,000	1,094,995
Viva Biotech Holdings (a) (c)	3,249,500	751,474
Vnet Group, Inc. ADR (a) (b)	127,042	1,074,775
Walvax Biotechnology Co. Ltd. Class A	288,700	451,252
Wangneng Environment Co. Ltd. Class A	304,710	694,115
Wanhua Chemical Group Co. Ltd. Class A	324,800	3,568,172
Want Want China Holdings Ltd.	10,077,976	6,007,813
Wasu Media Holding Co. Ltd. Class A	590,100	639,984
Wcon Electronics Guangdong Co. Ltd. Class A	32,800	223,540
Weaver Network Technology Co. Ltd. Class A	23,800	182,559
Weichai Power Co. Ltd. Class A	3,382,888	8,336,116
Weichai Power Co. Ltd. Class H	2,872,000	6,955,380
Weimob, Inc. (a) (b) (c)	2,917,000	689,572
Wellhope Foods Co. Ltd. Class A	581,000	590,160
Wencan Group Co. Ltd. Class A	49,500	136,587
Wens Foodstuff Group Co. Ltd. Class A	277,200	670,368
Wenzhou Yihua Connector Co. Ltd. Class A	33,100	256,408
WeRide, Inc. ADR (a) (b)	102,789	892,209
West China Cement Ltd. (b)	5,972,000	2,378,519
Western Region Gold Co. Ltd. Class A	229,244	876,257
Western Superconducting Technologies Co. Ltd. Class A	36,015	384,816
Wetown Electric Group Co. Ltd. Class A	235,065	1,249,423
Willfar Information Technology Co. Ltd. Class A	41,500	233,662
WINBO-Dongjian Automotive Technology Co. Ltd. Class A	104,300	187,383
Windey Energy Technology Group Co. Ltd. Class A	78,700	214,904
Wingtech Technology Co. Ltd. Class A (a)	275,072	1,469,163
Winning Health Technology Group Co. Ltd. Class A	348,700	440,624
Wolong Electric Group Co. Ltd. Class A	364,900	2,566,865
Security Description	Shares	Value
Wondershare Technology Group Co. Ltd. Class A (a)	22,514	$227,883
Wuhan Dr. Laser Technology Corp. Ltd. Class A	33,689	299,921
Wuhan Guide Infrared Co. Ltd. Class A (a)	1,657,011	3,482,597
Wuhan Jingce Electronic Group Co. Ltd. Class A (a)	21,400	279,612
Wuliangye Yibin Co. Ltd. Class A	632,275	9,596,518
WUS Printed Circuit Kunshan Co. Ltd. Class A	355,650	3,723,142
WuXi AppTec Co. Ltd. Class A	655,299	8,509,560
WuXi AppTec Co. Ltd. Class H (c)	385,900	4,893,471
Wuxi Autowell Technology Co. Ltd. Class A	58,398	378,669
Wuxi Biologics Cayman, Inc. (a) (c)	5,123,000	20,693,405
Wuxi Boton Technology Co. Ltd. Class A	33,900	110,394
Wuxi Chipown Micro-Electronics Ltd. Class A	45,671	398,479
Wuxi DK Electronic Materials Co. Ltd. Class A	31,500	267,481
Wuxi ETEK Microelectronics Co. Ltd. Class A	69,977	426,983
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	214,400	1,535,213
Wuxi NCE Power Co. Ltd. Class A	58,212	297,984
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	76,974	1,516,112
Wuxi Taiji Industry Ltd. Co. Class A	230,300	262,966
WuXi XDC Cayman, Inc. (a)	110,000	858,547
Wuxi Xinje Electric Co. Ltd. Class A	20,900	165,375
XD, Inc. (b)	521,600	4,345,829
XGD, Inc. Class A	393,800	1,564,492
Xiamen Amoytop Biotech Co. Ltd. Class A	32,695	391,968
Xiamen C & D, Inc. Class A	229,700	304,404
Xiamen Changelight Co. Ltd. Class A	115,900	457,626
Xiamen Faratronic Co. Ltd. Class A	16,312	245,266
Xiamen Jihong Technology Co. Ltd. Class A	70,400	165,007
Xiamen Kingdomway Group Co. Class A	294,300	831,045
Xiamen Voke Mold & Plastic Engineering Co. Ltd. Class A	97,800	1,128,912
Xi'an Sinofuse Electric Co. Ltd. Class A	21,016	337,794
Xi'an Tian He Defense Technology Co. Ltd. Class A (a)	80,000	169,858

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Xi'an Triangle Defense Co. Ltd. Class A	23,800	$103,657
Xiangcai Co. Ltd. Class A (a)	66,400	105,213
Xiangtan Electrochemical Scientific Co. Ltd. Class A	65,800	133,486
Xiaomi Corp. Class B (a) (c)	23,641,600	119,369,805
Xilinmen Furniture Co. Ltd. Class A	301,000	883,170
Xingtong Shipping Co. Ltd. Class A	69,040	149,852
Xinhua Winshare Publishing & Media Co. Ltd. Class A	346,880	666,929
Xinhuanet Co. Ltd. Class A	347,280	966,719
Xinte Energy Co. Ltd. Class H (a)	139,600	131,825
Xinxiang Richful Lube Additive Co. Ltd. Class A	27,550	223,204
Xinyi Glass Holdings Ltd. (b)	6,323,314	6,718,547
Xinyi Solar Holdings Ltd. (b)	6,764,861	2,581,311
Xinzhi Group Co. Ltd. Class A (a)	70,800	243,034
Xizang Zhufeng Resources Co. Ltd. Class A	53,900	116,141
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	79,400	190,766
XPeng, Inc. Class A (a) (b)	1,554,930	15,851,955
XtalPi Holdings Ltd. (a) (b)	2,288,000	2,780,816
Xtep International Holdings Ltd.	1,699,358	1,159,323
Xuji Electric Co. Ltd. Class A	266,200	980,523
Yadea Group Holdings Ltd. (c)	649,204	948,346
Yangling Metron New Material, Inc. Class A	45,500	97,324
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	71,200	1,186,947
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H (b) (c)	143,500	953,164
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	41,000	399,430
Yangzijiang Shipbuilding Holdings Ltd.	2,550,400	6,901,549
Yankuang Energy Group Co. Ltd. Class H	5,491,386	6,787,067
Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	924,712	1,820,291
Yantai Eddie Precision Machinery Co. Ltd. Class A	647,329	1,755,591
Yatsen Holding Ltd. ADR (a) (b)	65,092	253,208
Yeahka Ltd. (a) (b)	136,400	140,019
Yealink Network Technology Corp. Ltd. Class A	28,903	147,622
YGSOFT, Inc. Class A	2,262,477	1,967,526
Yidu Tech, Inc. (a) (b) (c)	583,600	393,640
Yifeng Pharmacy Chain Co. Ltd. Class A	103,695	322,675
Yihai International Holding Ltd. (b)	250,000	404,702
Security Description	Shares	Value
Yinbang Clad Material Co. Ltd. Class A	532,900	$1,184,146
Yixintang Pharmaceutical Group Co. Ltd. Class A	33,900	62,458
Yizumi Holdings Co. Ltd. Class A	48,800	182,197
Yonfer Agricultural Technology Co. Ltd. Class A	669,800	1,498,904
YongXing Special Materials Technology Co. Ltd. Class A	26,650	207,131
Yonyou Network Technology Co. Ltd. Class A (a)	684,270	1,299,926
Yotrio Group Co. Ltd. Class A	1,859,830	1,020,516
Youngy Co. Ltd. Class A	17,200	127,522
Youzu Interactive Co. Ltd. Class A (a)	330,400	579,388
YTO Express Group Co. Ltd. Class A	967,100	2,275,057
Yuexiu Property Co. Ltd. (b)	3,961,600	2,015,537
Yum China Holdings, Inc.	613,385	29,283,000
YUNDA Holding Group Co. Ltd. Class A	1,312,088	1,266,982
Yuneng Technology Co. Ltd. Class A	17,787	128,409
Yunnan Aluminium Co. Ltd. Class A	716,400	3,370,594
Yunnan Baiyao Group Co. Ltd. Class A	37,100	301,692
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	10,600	60,153
Yunnan Energy New Material Co. Ltd. Class A (a)	36,683	297,670
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	672,500	3,059,030
Yunnan Tin Co. Ltd. Class A	57,700	230,471
Yunnan Yuntianhua Co. Ltd. Class A	53,700	257,039
Yusys Technologies Co. Ltd. Class A	28,320	98,431
Yutong Heavy Industries Co. Ltd. Class A	203,800	331,980
Zai Lab Ltd. (a)	1,097,090	1,923,977
Zangge Mining Co. Ltd. Class A	63,200	764,200
ZCZL Industrial Technology Group Co. Ltd. Class H	123,800	326,062
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	15,400	372,383
Zhaojin Mining Industry Co. Ltd. Class H	1,293,000	5,106,548
Zhefu Holding Group Co. Ltd. Class A	2,529,300	1,507,445
Zhejiang Akcome New Energy Technology Co. Ltd. (a) (d)	599,000	—
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	561,726	1,201,523
Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	99,764	141,786

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Cfmoto Power Co. Ltd. Class A	15,224	$607,830
Zhejiang China Commodities City Group Co. Ltd. Class A	196,300	448,568
Zhejiang Chint Electrics Co. Ltd. Class A	247,200	987,745
Zhejiang Communications Technology Co. Ltd. Class A	847,940	483,499
Zhejiang Crystal-Optech Co. Ltd. Class A	641,700	2,309,401
Zhejiang Dahua Technology Co. Ltd. Class A	650,307	1,764,599
Zhejiang Daily Digital Culture Group Co. Ltd. Class A	78,900	145,367
Zhejiang Dingli Machinery Co. Ltd. Class A	108,100	877,196
Zhejiang Expressway Co. Ltd. Class H	6,267,940	5,773,897
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	41,356	110,560
Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	309,550	348,135
Zhejiang HangKe Technology, Inc. Co. Class A	133,740	561,214
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (a)	304,300	272,041
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	32,100	78,043
Zhejiang Huayou Cobalt Co. Ltd. Class A	243,400	2,380,316
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	278,300	348,476
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	78,200	259,473
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	314,900	1,657,974
Zhejiang Jingu Co. Ltd. Class A	642,300	808,862
Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	316,720	861,230
Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A (a)	1,918,200	1,261,404
Zhejiang Juhua Co. Ltd. Class A	633,100	3,484,796
Zhejiang Lante Optics Co. Ltd. Class A	109,374	603,128
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (c)	57,700	360,426
Zhejiang Meida Industrial Co. Ltd. Class A	281,600	336,873
Zhejiang Narada Power Source Co. Ltd. Class A (a)	240,100	534,553
Zhejiang NHU Co. Ltd. Class A	694,688	2,507,065
Zhejiang Orient Holdings Group Co. Ltd. Class A	882,921	780,467
Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	242,600	257,547
Security Description	Shares	Value
Zhejiang Rongtai Electric Material Co. Ltd. Class A	105,500	$1,748,320
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	357,542	2,833,208
Zhejiang Semir Garment Co. Ltd. Class A	240,600	186,828
Zhejiang Shibao Co. Ltd. Class A	203,100	599,411
Zhejiang Songyuan Automotive Safety Systems Co. Ltd. Class A	404,716	1,370,710
Zhejiang Sunoren Solar Technology Co. Ltd.	264,100	347,722
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (a)	397,000	354,914
Zhejiang Supor Co. Ltd. Class A	24,277	153,315
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	241,200	211,829
Zhejiang Weiming Environment Protection Co. Ltd. Class A	673,141	2,447,628
Zhejiang Weixing New Building Materials Co. Ltd. Class A	282,100	421,536
Zhejiang XCC Group Co. Ltd. Class A	74,800	749,934
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	315,700	407,518
Zhejiang Yasha Decoration Co. Ltd. Class A	1,948,525	1,058,018
Zhejiang Yinlun Machinery Co. Ltd. Class A	92,400	500,393
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	53,200	137,422
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	38,500	148,320
Zhejiang Yongtai Technology Co. Ltd. Class A (a)	327,660	1,169,820
Zhengzhou GL Tech Co. Ltd. Class A	74,400	178,114
Zheshang Securities Co. Ltd. Class A	877,900	1,359,623
Zhihu, Inc. ADR (a) (b)	80,343	263,525
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (c)	626,900	1,295,924
Zhongji Innolight Co. Ltd. Class A	100,180	8,755,048
Zhongsheng Group Holdings Ltd.	193,000	288,130
Zhuhai Zhumian Group Co. Ltd. Class A (a)	610,800	595,928
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,327,025	6,413,912
Zhuzhou Smelter Group Co. Ltd. Class A (a)	774,000	1,785,314
Zijin Mining Group Co. Ltd. Class A	1,290,400	6,372,551
Zijin Mining Group Co. Ltd. Class H (b)	11,956,431	54,778,227
ZJAMP Group Co. Ltd. Class A	65,400	94,353
Zkteco Co. Ltd. Class A	42,240	200,006

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,720,300	$4,599,773
ZTE Corp. Class H (b)	2,429,545	8,471,491
ZTO Express Cayman, Inc. ADR	692,507	14,466,471
ZWSOFT Co. Ltd. Guangzhou Class A	14,879	145,189
		4,957,569,091
COLOMBIA — 0.2%
Bancolombia SA ADR (a)	2,520	160,297
Cementos Argos SA	387,196	1,102,872
Corp. Financiera Colombiana SA (a)	186,607	902,008
Ecopetrol SA	4,756,099	2,354,367
Grupo Argos SA	5,630	25,306
Grupo Cibest SA	458,575	8,400,366
Grupo Cibest SA ADR	169,679	10,793,281
Grupo de Inversiones Suramericana SA	66	944
Grupo de Inversiones Suramericana SA Preference Shares	183,531	2,066,753
Interconexion Electrica SA ESP	711,998	4,647,866
Procaps Group SA (a)	150	4
		30,454,064
CZECH REPUBLIC — 0.3%
CEZ AS	391,420	24,628,315
Komercni Banka AS	254,674	14,378,470
		39,006,785
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	3,983,102	8,600,828
EFG Holding SAE (a)	3,409,880	1,781,430
U Consumer Finance (a)	1,016,960	200,407
		10,582,665
GREECE — 0.6%
Alpha Bank SA	1,527,382	6,421,928
Danaos Corp. (b)	8,801	828,878
Eurobank SA Class A	6,265,018	25,200,992
FF Group (a) (d)	5,627	—
GEK Terna SA	81,428	2,430,995
Hellenic Telecommunications Organization SA	356,241	7,054,012
Jumbo SA	147,716	4,840,235
LAMDA Development SA (a)	37,591	314,339
Metlen Energy & Metals PLC (a)	138,761	7,137,995
MIG Holdings SA (a)	1,004	4,363
National Bank of Greece SA	631,293	9,638,491
OceanPal, Inc. (a)	2	2
OPAP SA (b)	557,335	12,502,142
Piraeus Bank SA	1,086,699	8,671,007
Public Power Corp. SA	302,304	6,461,748
Sarantis SA	45,860	737,886
Star Bulk Carriers Corp.	102,462	1,969,320
Security Description	Shares	Value
Tsakos Energy Navigation Ltd.	45,316	$1,015,985
		95,230,318
HONG KONG — 0.2%
C Fiber Optic (a) (d)	88,800	—
Chi Ocean Ind (a) (d)	57,625	—
China Common Rich Renewable Energy Investments Ltd. (a) (d)	856,000	—
China Dili Group (a) (b) (d)	2,637,100	—
China Huishan Dairy Holdings Co. Ltd. (a) (d)	310,600	—
China Huiyuan Juice Group Ltd. (a) (d)	188,500	—
Chong Sing Holdings FinTech Group Ltd. (a) (d)	2,281,618	—
Citychamp Watch & Jewellery Group Ltd. (a)	5,078,000	130,481
Damai Entertainment Holdings Ltd. (a) (b)	28,222,400	3,444,630
Digital China Holdings Ltd. (b)	3,127,000	1,064,630
Guotai Junan International Holdings Ltd. (b)	2,567,000	840,991
Gushengtang Holdings Ltd. (b)	57,000	206,514
Huabao International Holdings Ltd.	2,330,651	1,194,745
Imperial Pacific Ltd. (a) (d)	1,043,500	—
Kingboard Laminates Holdings Ltd.	1,604,500	2,719,002
MH Development NPV (a) (d)	10,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	72,000	—
NH Health (a) (b) (d)	115,500	104,912
Nine Dragons Paper Holdings Ltd. (a)	4,024,735	3,055,975
Orient Overseas International Ltd. (b)	72,000	1,159,992
Ozner Water International Holding Ltd. (a) (d)	738,000	—
Real Nutri (a) (d)	199,000	—
Skyworth Group Ltd. (a) (b)	867,005	522,420
SSY Group Ltd. (b)	199,740	72,624
Tech-Pro, Inc. (a) (b) (d)	484,000	—
Time Interconnect Technology Ltd.	1,088,000	2,377,707
United Laboratories International Holdings Ltd. (b)	168,000	250,160
WH Group Ltd. (c)	12,498,721	13,922,260
Yincheng International (a) (d)	96,000	—
		31,067,043
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	1,133,604	10,194,826
OTP Bank Nyrt	370,473	39,777,255
Richter Gedeon Nyrt	244,007	7,363,266
		57,335,347

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
INDIA — 19.0%
360 ONE WAM Ltd.	61,447	$813,556
Aarti Drugs Ltd.	14,881	68,155
Aarti Industries Ltd.	237,394	987,564
Aarti Pharmalabs Ltd.	43,356	362,943
ABB India Ltd.	43,217	2,485,908
Action Construction Equipment Ltd.	34,131	359,483
Adani Energy Solutions Ltd. (a)	449,972	5,143,322
Adani Enterprises Ltd. (e)	474,750	11,830,270
Adani Enterprises Ltd. (a) (e)	55,311	824,440
Adani Green Energy Ltd. (a)	622,803	7,033,951
Adani Ports & Special Economic Zone Ltd.	1,300,341	21,264,508
Adani Power Ltd. (a)	8,196,425	13,039,771
Adani Total Gas Ltd.	422,526	2,664,075
Aditya Birla Capital Ltd. GDR (a)	278	1,106
Aditya Birla Fashion & Retail Ltd. (a)	502,466	429,235
Aditya Birla Lifestyle Brands Ltd. (a)	467,858	664,105
Advent Hotels International Pvt Ltd. (a)	9,610	23,906
Aegis Logistics Ltd.	86,327	689,238
Affle 3i Ltd. (a)	36,889	738,524
AGI Greenpac Ltd.	40,532	338,693
AIA Engineering Ltd.	42,148	1,883,964
Ajanta Pharma Ltd.	15,878	489,151
Alembic Pharmaceuticals Ltd.	36,606	344,619
Alkem Laboratories Ltd.	12,203	747,622
Alok Industries Ltd. (a)	4,298,009	766,550
Ambuja Cements Ltd.	757,571	4,689,335
Anant Raj Ltd.	1,808,925	11,015,034
Angel One Ltd.	69,396	1,809,805
Anup Engineering Ltd.	15,502	386,880
Apar Industries Ltd.	25,842	2,405,812
Apcotex Industries Ltd.	62,546	260,471
APL Apollo Tubes Ltd.	280,286	5,968,747
Apollo Hospitals Enterprise Ltd.	242,716	19,018,011
Apollo Micro Systems Ltd.	593,433	1,795,893
Aptus Value Housing Finance India Ltd.	161,035	500,058
Asahi India Glass Ltd.	95,653	1,080,201
Ashapura Minechem Ltd.	368,161	3,599,097
Ashok Leyland Ltd.	3,756,666	7,489,558
Asian Paints Ltd.	667,187	20,558,375
Astra Microwave Products Ltd.	84,745	925,196
Astral Ltd.	102,815	1,588,335
AstraZeneca Pharma India Ltd.	91,366	9,178,339
Atul Ltd.	18,911	1,292,092
AU Small Finance Bank Ltd. (c)	464,452	5,139,081
AurionPro Solutions Ltd.	25,796	297,253
Aurobindo Pharma Ltd.	790,814	10,408,758
Avalon Technologies Ltd. (a) (c)	26,750	261,579
Avantel Ltd.	532,990	935,111
Avanti Feeds Ltd.	52,756	488,325
Avenue Supermarts Ltd. (a) (c)	245,484	10,330,171
Security Description	Shares	Value
AWL Agri Business Ltd. (a)	205,103	$541,514
Axis Bank Ltd.	3,871,769	54,682,425
Bajaj Auto Ltd.	131,390	13,658,044
Bajaj Finance Ltd.	4,624,806	50,776,469
Bajaj Finserv Ltd.	717,552	16,285,537
Bajaj Hindusthan Sugar Ltd. (a)	3,011,630	621,898
Bajaj Holdings & Investment Ltd.	39,637	4,995,671
Balkrishna Industries Ltd.	115,106	2,970,774
Balrampur Chini Mills Ltd.	1,039,788	5,141,131
Bandhan Bank Ltd. (c)	1,810,674	2,937,631
BASF India Ltd.	18,957	834,848
Bata India Ltd.	12,214	128,147
Bayer CropScience Ltd.	18,930	959,986
Berger Paints India Ltd.	320,087	1,910,813
Bharat Dynamics Ltd.	81,871	1,335,833
Bharat Electronics Ltd.	5,272,749	23,442,418
Bharat Forge Ltd.	313,513	5,128,979
Bharat Heavy Electricals Ltd.	3,793,122	12,131,066
Bharat Petroleum Corp. Ltd.	1,783,357	7,619,200
Bharti Airtel Ltd.	4,535,106	106,243,691
Biocon Ltd.	1,044,538	4,577,729
Birlasoft Ltd.	477,941	2,304,108
Blue Jet Healthcare Ltd.	134,607	794,049
Bombay Dyeing & Manufacturing Co. Ltd.	228,242	338,480
Borosil Renewables Ltd. (a)	52,481	317,148
Bosch Home Comfort India Ltd.	5,216	82,912
Bosch Ltd.	3,467	1,390,204
Britannia Industries Ltd.	321,331	21,561,640
Camlin Fine Sciences Ltd. (a)	125,307	206,895
Can Fin Homes Ltd.	220,403	2,280,676
Caplin Point Laboratories Ltd.	173,328	3,544,685
Carborundum Universal Ltd.	14,322	136,385
Care Ratings Ltd.	43,292	770,620
Cartrade Tech Ltd. (a)	95,707	3,009,445
Carysil Ltd.	44,429	444,244
Castrol India Ltd.	548,007	1,174,004
Ceat Ltd.	20,790	881,892
Central Bank of India Ltd.	703,453	292,716
CG Power & Industrial Solutions Ltd.	1,105,660	7,970,204
Chalet Hotels Ltd.	146,296	1,416,987
Chambal Fertilisers & Chemicals Ltd.	131,253	704,022
Chennai Petroleum Corp. Ltd.	93,071	865,893
Cholamandalam Investment & Finance Co. Ltd.	617,609	11,696,719
CIE Automotive India Ltd.	20,025	94,578
Cipla Ltd.	1,145,164	19,255,651
City Union Bank Ltd.	154,792	500,821
Coal India Ltd.	2,438,344	10,824,497
Coforge Ltd.	330,109	6,107,865
Cohance Lifesciences Ltd. (a)	734,905	4,322,134
Colgate-Palmolive India Ltd.	121,337	2,802,191
Computer Age Management Services Ltd.	14,420	118,868

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Container Corp. of India Ltd.	231,346	$1,351,200
CORE Education & Technologies Ltd. (a) (d)	9,253	—
Coromandel International Ltd.	123,049	3,102,805
Craftsman Automation Ltd.	2,578	220,557
CreditAccess Grameen Ltd. (a)	79,691	1,129,229
CRISIL Ltd.	25,499	1,226,048
Crompton Greaves Consumer Electricals Ltd.	536,988	1,507,078
Cummins India Ltd.	59,532	2,937,144
Cupid Ltd. (a)	451,992	2,605,459
Cyient Ltd.	48,948	608,750
Dabur India Ltd.	948,285	5,313,301
Dalmia Bharat Ltd.	32,773	776,997
Data Patterns India Ltd.	36,811	1,075,750
DCB Bank Ltd.	2,978,727	5,703,631
DCM Shriram Ltd.	52,871	736,540
Deepak Fertilisers & Petrochemicals Corp. Ltd.	75,682	1,083,789
Deepak Nitrite Ltd.	215,001	4,142,409
Delhivery Ltd. (a)	247,932	1,114,019
Diamond Power Infrastructure Ltd. (a)	615,666	945,630
Dilip Buildcon Ltd. (c)	24,145	128,086
Dish TV India Ltd. (a)	2,902,421	128,524
Dishman Carbogen Amcis Ltd. (a)	216,608	596,688
Divi's Laboratories Ltd.	196,958	14,008,260
Dixon Technologies India Ltd.	62,096	8,361,046
DLF Ltd.	625,440	4,783,381
Dr. Lal PathLabs Ltd. (c)	91,312	1,506,231
Dr. Reddy's Laboratories Ltd. ADR (b)	1,428,349	20,054,020
Dynamatic Technologies Ltd. (a)	3,748	390,815
Easy Trip Planners Ltd. (a)	2,281,940	186,355
Edelweiss Financial Services Ltd.	863,570	1,038,251
Eicher Motors Ltd.	191,203	15,556,089
EID Parry India Ltd. (a)	87,786	1,010,601
Elecon Engineering Co. Ltd.	171,674	919,593
Elgi Equipments Ltd.	316,332	1,667,371
Emami Ltd.	99,184	583,322
Embassy Developments Ltd. (a)	789,530	516,694
Embassy Office Parks REIT	325,700	1,577,489
eMudhra Ltd.	35,078	221,112
Endurance Technologies Ltd. (c)	21,071	607,167
Enviro Infra Engineers Ltd. (a)	359,442	823,467
Epigral Ltd.	16,440	223,171
EPL Ltd.	165,181	395,514
Equitas Small Finance Bank Ltd. (a) (c)	236,950	166,061
Era Infra Engineering Ltd. (a) (d)	5	—
Escorts Kubota Ltd.	88,804	3,675,293
Eternal Ltd. (a)	7,909,292	24,468,106
Eureka Forbes Ltd. (a)	48,325	332,707
Exide Industries Ltd.	180,876	728,902
FDC Ltd. (a)	387,341	1,823,376
Security Description	Shares	Value
Federal Bank Ltd.	887,502	$2,637,443
Fertilisers & Chemicals Travancore Ltd.	54,868	557,017
FIEM Industries Ltd.	13,756	345,953
Fine Organic Industries Ltd.	15,837	725,286
Finolex Cables Ltd.	30,008	250,302
Finolex Industries Ltd.	201,698	390,495
Firstsource Solutions Ltd.	58,866	219,930
Force Motors Ltd.	3,081	704,987
Fortis Healthcare Ltd.	1,124,697	11,061,847
FSN E-Commerce Ventures Ltd. (a)	758,994	2,239,081
Gabriel India Ltd.	86,671	973,753
GAIL India Ltd.	7,142,928	13,681,961
Gammon India Ltd. (a) (d)	139,302	—
Garden Reach Shipbuilders & Engineers Ltd.	77,492	2,107,248
Gateway Distriparks Ltd.	2,706,298	1,796,382
GE Vernova T&D India Ltd.	66,044	2,301,783
Genus Power Infrastructures Ltd.	74,455	249,842
Gitanjali Gems Ltd. (a) (d)	3,573	—
Gland Pharma Ltd. (c)	23,122	442,995
Glenmark Pharmaceuticals Ltd.	184,468	4,177,034
GMM Pfaudler Ltd.	13,567	166,721
Godawari Power & Ispat Ltd.	387,499	1,147,113
Godfrey Phillips India Ltd.	75,516	2,320,864
Godrej Consumer Products Ltd.	418,900	5,696,295
Godrej Industries Ltd. (a)	1,141,781	12,733,967
Godrej Properties Ltd. (a)	69,043	1,539,728
Gokaldas Exports Ltd. (a)	101,437	837,527
Goodluck India Ltd.	85,249	1,031,664
Granules India Ltd.	858,745	5,718,317
Graphite India Ltd.	182,042	1,299,701
Grasim Industries Ltd.	510,925	16,081,625
Gravita India Ltd.	16,404	339,069
Great Eastern Shipping Co. Ltd.	16,548	207,864
Grindwell Norton Ltd.	24,374	424,161
Gujarat Ambuja Exports Ltd.	98,802	151,491
Gujarat Fluorochemicals Ltd.	44,834	1,828,838
Gujarat Gas Ltd.	296,274	1,358,756
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	60,176	330,575
Gujarat NRE Coke Ltd. (a) (d)	25,505	—
Gujarat State Petronet Ltd.	212,737	724,868
Happiest Minds Technologies Ltd.	32,943	168,748
Havells India Ltd.	419,930	6,657,346
HBL Engineering Ltd.	84,869	874,946
HCL Technologies Ltd.	2,162,357	39,054,045
HDFC Asset Management Co. Ltd. (c)	45,190	1,343,542
HDFC Bank Ltd.	16,456,984	181,489,446
HDFC Life Insurance Co. Ltd. (c)	1,320,745	11,018,772
HEG Ltd.	247,727	1,719,465
Hemisphere Properties India Ltd. (a)	274,155	418,159
Hero MotoCorp Ltd.	366,262	23,517,046

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HFCL Ltd.	1,193,824	$900,421
Himadri Speciality Chemical Ltd.	695,410	3,774,566
Hindalco Industries Ltd.	2,193,880	21,643,596
Hindustan Aeronautics Ltd.	126,760	6,189,534
Hindustan Construction Co. Ltd. (a)	12,005,744	2,529,932
Hindustan Oil Exploration Co. Ltd. (a)	196,387	340,948
Hindustan Petroleum Corp. Ltd.	816,829	4,535,394
Hindustan Unilever Ltd.	1,589,402	40,953,723
Hindustan Zinc Ltd.	52,439	357,326
Hindware Home Innovation Ltd. (a)	63,559	188,705
Hitachi Energy India Ltd.	16,553	3,372,135
Hle Glascoat Ltd.	8,490	41,482
Honeywell Automation India Ltd.	2,755	1,005,545
ICICI Bank Ltd.	92,339	1,379,649
ICICI Bank Ltd. ADR	4,137,508	123,297,738
ICICI Lombard General Insurance Co. Ltd. (c)	334,846	7,309,810
ICICI Prudential Life Insurance Co. Ltd. (c)	361,751	2,689,605
IDFC First Bank Ltd.	3,072,362	2,926,420
IFB Industries Ltd. (a)	18,962	329,116
IFCI Ltd. (a)	2,364,074	1,391,415
IIFL Capital Services Ltd.	86,829	350,922
IIFL Finance Ltd. (a)	169,091	1,148,540
India Cements Ltd. (a)	87,839	425,369
Indiabulls Ltd. (a)	1,303,973	250,554
IndiaMart InterMesh Ltd. (c)	17,469	432,160
Indian Energy Exchange Ltd. (c)	650,432	971,313
Indian Hotels Co. Ltd.	2,184,957	17,961,351
Indian Oil Corp. Ltd.	4,408,459	8,164,630
Indian Overseas Bank (a)	686,385	275,915
Indian Railway Catering & Tourism Corp. Ltd.	163,277	1,243,660
Indian Railway Finance Corp. Ltd. (c)	1,813,050	2,513,838
Indo Count Industries Ltd.	78,732	247,375
Indraprastha Gas Ltd.	957,902	2,073,656
Indus Towers Ltd. (a)	1,401,622	6,530,186
IndusInd Bank Ltd. (a)	618,987	5,951,626
Infibeam Avenues Ltd. (a)	4,415,940	818,536
Info Edge India Ltd.	619,941	9,198,474
Infosys Ltd. ADR (b)	5,338,944	95,139,982
Inox Wind Ltd. (a)	1,437,109	1,975,159
Intellect Design Arena Ltd.	238,849	2,580,373
InterGlobe Aviation Ltd. (c)	137,205	7,723,557
IOL Chemicals & Pharmaceuticals Ltd.	79,247	72,529
ION Exchange India Ltd.	84,930	359,641
Ipca Laboratories Ltd.	180,466	2,848,964
IRB Infrastructure Developers Ltd.	876,069	409,868
ITC Hotels Ltd. (a)	348,152	764,754
ITC Ltd.	3,870,230	17,353,283
IVRCL Ltd. (a) (d)	5,304,684	—
Security Description	Shares	Value
Jain Irrigation Systems Ltd. (a)	1,056,620	$495,397
Jaiprakash Power Ventures Ltd. (a)	17,091,144	3,266,887
Jammu & Kashmir Bank Ltd.	139,310	155,462
JB Chemicals & Pharmaceuticals Ltd.	56,177	1,137,361
JBM Auto Ltd.	73,532	513,247
Jet Airways India Ltd. (a)	8,634	3,281
Jindal Saw Ltd.	630,611	1,178,299
Jindal Stainless Ltd.	402,529	3,758,620
Jindal Steel Ltd.	490,471	5,750,576
Jio Financial Services Ltd.	4,245,383	13,931,732
JK Cement Ltd.	16,127	992,424
JK Paper Ltd.	60,452	239,509
JK Tyre & Industries Ltd.	152,355	852,129
JM Financial Ltd.	246,384	411,465
JSW Energy Ltd.	785,939	4,218,723
JSW Steel Ltd.	1,324,659	17,167,035
JTEKT India Ltd.	78,963	123,743
JTL Industries Ltd.	379,284	252,309
Jubilant Foodworks Ltd.	790,788	4,914,743
Jubilant Ingrevia Ltd.	118,447	927,037
Jubilant Pharmova Ltd.	129,425	1,545,536
Jupiter Wagons Ltd.	207,320	783,683
Just Dial Ltd. (a)	67,738	546,626
Kalyan Jewellers India Ltd.	233,745	1,262,226
Kaynes Technology India Ltd. (a)	41,367	1,846,984
KEI Industries Ltd.	243,191	12,068,177
Kfin Technologies Ltd.	84,187	1,013,473
Kirloskar Brothers Ltd.	37,099	664,633
Kirloskar Ferrous Industries Ltd.	48,875	261,587
Kirloskar Industries Ltd.	3,075	108,669
Kirloskar Oil Engines Ltd.	48,988	664,297
Kotak Mahindra Bank Ltd.	1,827,743	44,760,480
KPI Green Energy Ltd. (c)	204,646	1,144,595
KPIT Technologies Ltd.	398,480	5,198,275
KRN Heat Exchanger & Refrigeration Ltd. (a)	107,629	871,228
Kwality Wall's India Ltd. (a)	1,589,402	675,518
L&T Finance Ltd.	152,650	536,605
L&T Technology Services Ltd. (c)	39,429	1,957,513
Lanco Infratech Ltd. (a) (d)	15,749,074	—
Larsen & Toubro Ltd. GDR	1,244,602	55,633,709
Laurus Labs Ltd. (c)	362,703	4,471,268
Le Travenues Technology Ltd. (a)	448,663	1,272,668
Lemon Tree Hotels Ltd. (a) (c)	681,587	1,207,724
LIC Housing Finance Ltd.	764,719	4,590,642
Linde India Ltd.	63,223	4,189,220
Lloyds Engineering Works Ltd.	979,448	610,470
Lloyds Metals & Energy Ltd.	180,320	2,650,850
Lodha Developers Ltd. (c)	181,538	2,143,609
LTIMindtree Ltd. (c)	128,196	8,648,438
Lumax Auto Technologies Ltd.	99,720	1,713,602
Lupin Ltd.	413,937	9,715,242
LUX Industries Ltd.	109,048	1,350,491

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Magellanic Cloud Ltd.	134,199	$38,821
Mahanagar Gas Ltd.	12,245	154,780
Mahindra & Mahindra Financial Services Ltd.	1,322,313	5,928,969
Mahindra & Mahindra Ltd. GDR	1,648,360	68,242,104
Maithan Alloys Ltd.	22,558	256,000
MakeMyTrip Ltd. (a) (b)	77,070	6,328,988
Manappuram Finance Ltd.	736,240	2,527,463
Mangalore Refinery & Petrochemicals Ltd. (a)	376,200	636,338
Manpasand Beverages Ltd. (a) (d)	64,129	—
Marico Ltd.	503,452	4,204,424
Marksans Pharma Ltd.	3,202,410	6,423,747
Maruti Suzuki India Ltd.	254,150	47,213,739
Max Financial Services Ltd. (a)	293,135	5,452,452
Max Healthcare Institute Ltd.	844,904	9,824,378
Mazagon Dock Shipbuilders Ltd.	142,352	3,944,007
Metropolis Healthcare Ltd. (c)	28,815	618,398
Minda Corp. Ltd.	115,308	736,524
Morepen Laboratories Ltd.	970,423	443,431
Moschip Technologies Ltd. (a)	633,810	1,450,763
Motherson Sumi Wiring India Ltd.	3,498,737	1,888,739
Mphasis Ltd.	58,978	1,831,559
MRF Ltd.	6,514	11,078,150
Multi Commodity Exchange of India Ltd.	96,091	11,905,613
Muthoot Finance Ltd.	151,609	6,429,594
Natco Pharma Ltd.	6,669	67,006
National Aluminium Co. Ltd.	1,700,059	5,944,950
Navin Fluorine International Ltd.	78,464	5,168,113
Nazara Technologies Ltd. (a)	224,680	683,819
NCC Ltd.	688,124	1,228,342
Nestle India Ltd.	1,033,257	14,806,897
Netweb Technologies India Ltd.	75,925	2,627,827
Network18 Media & Investments Ltd. (a)	786,548	379,712
Neuland Laboratories Ltd.	6,578	1,110,612
NHPC Ltd.	822,225	724,712
NIIT Learning Systems Ltd.	190,422	843,960
NIIT Ltd.	183,996	186,372
Nippon Life India Asset Management Ltd. (c)	223,942	2,191,721
NMDC Ltd.	2,556,745	2,365,887
NMDC Steel Ltd. (a)	653,848	321,907
NTPC Ltd.	6,058,656	22,214,546
Nuvama Wealth Management Ltd.	42,500	700,063
Oberoi Realty Ltd.	83,798	1,557,564
Oil & Natural Gas Corp. Ltd.	8,575,204	22,934,149
Oil India Ltd.	682,404	3,221,852
Olectra Greentech Ltd.	42,303	564,326
One 97 Communications Ltd. (a)	454,176	6,563,564
Onesource Specialty Pharma Ltd. (a)	150,307	3,027,900
Opto Circuits India Ltd. (a)	3,157,839	63,242
Security Description	Shares	Value
Orient Electric Ltd.	209,452	$410,448
Orissa Minerals Development Co. Ltd. (a)	18,714	1,042,832
Page Industries Ltd.	9,766	3,916,531
Paisalo Digital Ltd.	924,132	372,925
Paradeep Phosphates Ltd. (c)	1,029,113	1,885,918
Patanjali Foods Ltd.	341,459	2,072,398
Patel Engineering Ltd. (a)	241,766	77,254
PB Fintech Ltd. (a)	320,554	6,510,985
PCBL Chemical Ltd.	407,153	1,365,793
Persistent Systems Ltd.	96,058	6,703,158
Petronet LNG Ltd.	1,253,949	3,963,610
Pfizer Ltd.	38,997	2,164,070
PG Electroplast Ltd.	469,630	3,006,007
Phoenix Mills Ltd.	145,664	3,003,894
PI Industries Ltd.	79,382	2,859,997
Pidilite Industries Ltd.	511,135	8,430,258
Piramal Finance Ltd. (a)	115,276	2,107,251
Piramal Pharma Ltd.	793,301	1,519,974
PNB Housing Finance Ltd. (c)	108,932	1,153,199
Poly Medicure Ltd.	8,926	176,148
Polycab India Ltd.	12,311	1,043,593
Pondy Oxides & Chemicals Ltd.	72,249	1,168,869
Poonawalla Fincorp Ltd. (a)	233,936	1,257,011
Power Finance Corp. Ltd.	624,737	2,470,327
Power Grid Corp. of India Ltd.	6,281,269	18,491,710
Praj Industries Ltd.	123,752	444,177
Prakash Industries Ltd.	575,718	939,680
Premier Explosives Ltd.	153,765	897,738
Prestige Estates Projects Ltd.	178,287	3,163,485
Pricol Ltd.	191,255	1,406,759
Prism Johnson Ltd. (a)	522,921	790,903
Procter & Gamble Health Ltd.	13,001	824,935
PTC India Ltd.	1,957,013	3,513,633
Punj Lloyd Ltd. (a) (d)	739,833	—
Quality Power Electrical Equipments Ltd.	95,082	773,049
Quess Corp. Ltd. (c)	167,746	383,702
Radico Khaitan Ltd.	262,787	9,643,774
Rail Vikas Nigam Ltd.	738,854	2,936,775
Rain Industries Ltd.	378,887	610,995
Rajesh Exports Ltd. (a)	312,967	639,449
Rajratan Global Wire Ltd.	19,374	100,395
Rallis India Ltd.	208,055	648,151
Ramkrishna Forgings Ltd.	117,016	681,101
Rategain Travel Technologies Ltd. (a)	102,682	790,227
RattanIndia Enterprises Ltd. (a)	1,450,680	666,110
RattanIndia Power Ltd. (a)	11,514,330	1,209,346
Raymond Ltd. (a)	113,012	537,213
Raymond Realty Ltd. (a)	104,398	606,727
RBL Bank Ltd. (c)	542,292	1,905,396
REC Ltd.	760,726	3,019,903
Redington Ltd.	587,708	1,780,856
Redtape Ltd.	365,375	503,756
Refex Industries Ltd.	307,657	889,637

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
REI Agro Ltd. (a) (d)	1,873,023	$—
Relaxo Footwears Ltd.	92,424	415,849
Reliance Industries Ltd. GDR (c)	2,555,686	178,898,020
Reliance Power Ltd. (a)	6,019,560	2,334,035
Religare Enterprises Ltd. (a)	199,285	547,151
ReNew Energy Global PLC Class A (a) (b)	106,143	599,708
Repco Home Finance Ltd.	89,649	413,787
Responsive Industries Ltd.	64,535	143,833
RITES Ltd.	200,128	540,648
Safari Industries India Ltd.	15,469	374,233
SAI Life Sciences Ltd. (a) (c)	281,299	2,843,054
Saksoft Ltd.	35,838	79,209
Sammaan Capital Ltd. (a)	729,335	1,181,810
Samvardhana Motherson International Ltd.	4,832,916	6,449,308
Sandur Manganese & Iron Ores Ltd.	238,797	645,059
Sanghvi Movers Ltd.	107,137	411,899
SBI Cards & Payment Services Ltd.	377,765	3,621,743
SBI Life Insurance Co. Ltd. (c)	512,664	11,606,886
Schaeffler India Ltd.	34,381	1,483,809
Schneider Electric Infrastructure Ltd. (a)	480,454	3,864,291
Sequent Scientific Ltd. (a)	1,530,208	3,550,420
Sharda Cropchem Ltd.	39,604	384,718
Share India Securities Ltd.	37,241	69,030
Shilpa Medicare Ltd.	430,609	1,538,618
Shivalik Bimetal Controls Ltd.	29,073	138,994
Shree Cement Ltd.	9,469	2,799,737
Shree Renuka Sugars Ltd. (a)	1,816,188	528,007
Shriram Finance Ltd.	1,656,683	18,362,245
Siemens Ltd.	255,366	8,703,470
Sigachi Industries Ltd.	3,621,647	1,253,965
SJS Enterprises Ltd.	63,457	1,199,888
SML Mahindra Ltd.	24,064	1,064,467
Sobha Ltd.	15,488	251,466
Solar Industries India Ltd.	10,083	1,374,474
Solara Active Pharma Sciences Ltd. (a)	160,446	1,008,507
Sona Blw Precision Forgings Ltd. (c)	357,444	1,906,540
SRF Ltd.	161,176	5,514,236
Star Health & Allied Insurance Co. Ltd. (a)	34,808	176,210
State Bank of India GDR	349,127	37,985,018
Steel Authority of India Ltd.	1,943,177	3,177,898
Steel Strips Wheels Ltd.	171,277	369,121
Sterling & Wilson Renewable (a)	389,331	927,764
Sterlite Technologies Ltd. (a)	297,075	341,103
STL Networks Ltd. (a)	252,980	62,373
Strides Pharma Science Ltd.	323,544	3,241,041
Sudarshan Chemical Industries Ltd.	97,896	1,032,228
Sumitomo Chemical India Ltd.	51,670	270,769
Security Description	Shares	Value
Sun Pharma Advanced Research Co. Ltd. (a)	390,394	$583,988
Sun Pharmaceutical Industries Ltd.	2,115,460	40,475,977
Sun TV Network Ltd.	240,959	1,575,171
Sundaram Finance Ltd.	46,891	2,756,091
Sundram Fasteners Ltd.	119,270	1,240,281
Sunflag Iron & Steel Co. Ltd.	84,058	254,056
Supreme Industries Ltd.	59,254	2,211,030
Suryoday Small Finance Bank Ltd. (a)	123,108	192,923
Suzlon Energy Ltd. (a)	14,965,907	8,770,133
Swan Corp. Ltd.	486,677	2,538,719
Swiggy Ltd. (a)	1,056,596	4,540,642
Symphony Ltd.	32,065	314,605
Syngene International Ltd. (c)	128,000	927,109
Syrma SGS Technology Ltd.	207,503	1,692,611
Tanla Platforms Ltd.	89,054	520,674
Tata Communications Ltd.	325,759	6,615,619
Tata Consultancy Services Ltd.	1,641,608	58,559,843
Tata Consumer Products Ltd.	773,135	10,253,483
Tata Elxsi Ltd.	96,291	5,614,334
Tata Motors Ltd./new (a)	2,355,380	10,888,595
Tata Motors Passenger Vehicles Ltd.	2,523,449	10,313,698
Tata Power Co. Ltd.	4,682,690	19,777,047
Tata Steel Ltd.	11,586,411	23,214,228
Tata Teleservices Maharashtra Ltd. (a)	1,139,088	628,226
TD Power Systems Ltd.	174,739	1,364,890
TeamLease Services Ltd. (a)	32,048	555,210
Tech Mahindra Ltd.	985,197	17,438,366
Technocraft Industries India Ltd.	14,518	363,679
Tejas Networks Ltd. (c)	377,163	1,886,877
Texmaco Rail & Engineering Ltd.	175,252	267,754
Thermax Ltd.	28,547	960,022
Thirumalai Chemicals Ltd. (a)	60,952	160,051
Thyrocare Technologies Ltd. (c)	478,744	2,374,028
Timken India Ltd.	45,586	1,523,145
Titagarh Rail System Ltd.	105,189	1,043,880
Titan Co. Ltd.	618,923	27,899,235
Torrent Pharmaceuticals Ltd.	99,968	4,282,147
Torrent Power Ltd.	78,812	1,145,798
Transrail Lighting Ltd.	191,669	1,187,916
Trent Ltd.	257,583	12,263,073
Trident Ltd.	2,868,983	853,231
Triveni Turbine Ltd.	26,736	160,111
Tube Investments of India Ltd.	143,434	4,171,710
TVS Motor Co. Ltd.	233,858	9,678,580
Ujjivan Small Finance Bank Ltd. (a) (c)	1,760,419	1,037,886
UltraTech Cement Ltd.	193,807	25,409,846
Union Bank of India Ltd.	124,503	212,992
United Breweries Ltd.	146,787	2,648,488
United Spirits Ltd.	757,016	12,159,672
UNO Minda Ltd.	348,192	4,981,178
UPL Ltd.	818,436	7,240,584

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Usha Martin Ltd.	474,302	$2,395,800
UTI Asset Management Co. Ltd.	63,583	799,037
VA Tech Wabag Ltd.	195,866	2,840,163
Vaibhav Global Ltd.	196,418	510,651
Valor Estate Ltd. (a)	108,262	142,784
Vardhman Textiles Ltd.	93,712	456,208
Varun Beverages Ltd.	1,096,230	5,974,542
Vedanta Ltd.	1,630,710	10,965,818
Veedol Corp. Ltd.	21,763	397,030
Venky's India Ltd.	26,273	443,645
Venus Pipes & Tubes Ltd. (c)	17,582	226,995
Vesuvius India Ltd.	63,922	341,802
Videocon Industries Ltd. (a) (d)	1,170,924	—
Vimta Labs Ltd.	382,282	2,574,509
Vinati Organics Ltd.	18,656	329,866
VIP Industries Ltd. (a)	154,770	658,655
VL E-Governance & IT Solutions Ltd. (a)	60,356	13,101
V-Mart Retail Ltd. (a)	167,383	1,332,108
Vodafone Idea Ltd. (a)	21,626,021	2,588,980
Voltamp Transformers Ltd.	2,889	252,387
Voltas Ltd.	196,274	2,972,518
VST Industries Ltd.	467,002	1,338,197
Waaree Renewable Technologies Ltd.	83,600	899,999
Welspun Corp. Ltd.	216,353	1,960,381
Welspun Living Ltd.	347,727	505,152
Westlife Foodworld Ltd.	158,440	988,141
Wheels India Ltd.	15,181	145,308
Whirlpool of India Ltd.	8,566	85,689
Wipro Ltd. ADR (b)	6,646,056	18,874,799
Wockhardt Ltd. (a)	278,379	4,479,243
Yes Bank Ltd. (a)	15,119,592	3,633,571
Zee Entertainment Enterprises Ltd.	1,323,017	1,324,203
Zen Technologies Ltd.	38,914	592,460
Zensar Technologies Ltd.	117,415	919,221
Zydus Lifesciences Ltd.	265,923	2,705,255
		2,933,638,176
INDONESIA — 1.5%
Alamtri Minerals Indonesia Tbk. PT	10,869,800	1,016,905
Alamtri Resources Indonesia Tbk. PT	19,327,000	2,097,863
Amman Mineral Internasional PT (a)	3,607,200	1,389,881
Aneka Tambang Tbk. PT	4,819,500	910,430
Astra International Tbk. PT	37,208,151	14,950,202
Astrindo Nusantara Infrastructure Tbk. PT (a)	54,795,100	282,601
Avia Avian Tbk. PT	13,141,200	397,979
Bank BTPN Syariah Tbk. PT	1,290,900	93,285
Bank Central Asia Tbk. PT	84,631,248	40,983,348
Bank Danamon Indonesia Tbk. PT	7,534,518	1,116,058
Bank Jago Tbk. PT (a)	6,511,900	771,275
Security Description	Shares	Value
Bank Mandiri Persero Tbk. PT	77,271,974	$23,633,407
Bank Negara Indonesia Persero Tbk. PT	11,464,700	3,004,542
Bank Neo Commerce Tbk. PT (a)	10,800,733	310,906
Bank Pan Indonesia Tbk. PT	5,843,000	378,437
Bank Rakyat Indonesia Persero Tbk. PT	117,528,967	25,796,463
Bank Syariah Indonesia Tbk. PT	1,910,114	255,446
Barito Pacific Tbk. PT (a)	67,175,721	13,173,290
Barito Renewables Energy Tbk. PT (a)	3,173,600	1,846,112
BFI Finance Indonesia Tbk. PT	5,207,200	218,593
Bukalapak.com Tbk. PT (a)	647,500	6,135
Bumi Resources Minerals Tbk. PT (a)	97,495,260	6,431,471
Bumi Resources Tbk. PT (a)	1,487,500	32,649
Bumi Serpong Damai Tbk. PT (a)	11,246,100	610,358
Chandra Asri Pacific Tbk. PT	7,784,156	3,267,712
Charoen Pokphand Indonesia Tbk. PT	12,406,400	3,355,494
Ciputra Development Tbk. PT	17,537,552	872,934
Dian Swastatika Sentosa Tbk. PT (a)	696,300	4,217,469
Elang Mahkota Teknologi Tbk. PT	41,798,900	2,719,749
ESSA Industries Indonesia Tbk. PT	14,197,000	515,094
Garuda Indonesia Persero Tbk. PT (a)	20,137,000	118,346
Harum Energy Tbk. PT (a)	3,309,800	213,375
Indah Kiat Pulp & Paper Tbk. PT	2,355,300	1,200,603
Indo Tambangraya Megah Tbk. PT	68,500	89,861
Indocement Tunggal Prakarsa Tbk. PT	1,625,800	728,807
Indofood Sukses Makmur Tbk. PT	16,076,618	6,531,879
Indosat Tbk. PT	28,739,300	3,998,511
Indosterling Technomedia Tbk. PT (a)	594,000	1,781
Japfa Comfeed Indonesia Tbk. PT	3,265,600	513,096
Kalbe Farma Tbk. PT	58,915,161	4,257,437
Matahari Department Store Tbk. PT	898,000	91,550
Mayora Indah Tbk. PT	17,312,607	2,211,445
MD Entertainment Tbk. PT (a)	2,358,920	2,051,235
Medco Energi Internasional Tbk. PT	37,231,329	3,003,067
Merdeka Copper Gold Tbk. PT (a)	18,030,968	2,465,404
Mitra Keluarga Karyasehat Tbk. PT	4,615,600	658,778
Modernland Realty Tbk. PT (a)	5,400	20
Pabrik Kertas Tjiwi Kimia Tbk. PT	981,038	428,009

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pakuwon Jati Tbk. PT	16,081,500	$325,970
Pantai Indah Kapuk Dua Tbk. PT	2,382,665	1,800,395
Perusahaan Gas Negara Tbk. PT	39,770,800	4,555,456
Petrindo Jaya Kreasi Tbk. PT	21,694,600	3,044,400
Pollux Properties Indonesia Tbk. PT (a)	44,400	298
Samudera Indonesia Tbk. PT	11,839,100	278,317
Semen Indonesia Persero Tbk. PT	2,933,154	464,379
Sigmagold Inti Perkasa Tbk. PT (a) (d)	1,312,600	—
Solusi Sinergi Digital Tbk. PT	6,688,000	1,303,508
Sumber Alfaria Trijaya Tbk. PT	24,781,300	2,935,117
Summarecon Agung Tbk. PT	14,208,111	325,487
Surya Citra Media Tbk. PT	25,950,600	526,015
Surya Semesta Internusa Tbk. PT	9,747,900	982,097
Telkom Indonesia Persero Tbk. PT	88,415,400	18,451,910
Transcoal Pacific Tbk. PT	1,032,500	563,463
Trimegah Bangun Persada Tbk. PT	2,313,400	156,076
Unilever Indonesia Tbk. PT	9,515,100	1,483,614
United Tractors Tbk. PT	4,533,522	8,020,324
Vale Indonesia Tbk. PT	2,001,741	621,230
XLSMART Telecom Sejahtera Tbk. PT	1,455,032	327,219
		229,384,567
IRAQ — 0.0% *
United Energy Group Ltd. (b)	10,478,000	592,320
KUWAIT — 0.8%
A'ayan Leasing & Investment Co. KSCP	2,271,284	1,698,847
Agility Global PLC	1,393,231	462,779
Agility Public Warehousing Co. KSCC	1,786,018	818,955
Al Ahli Bank of Kuwait KSCP	357,059	341,383
Al Mazaya Holding Co. KSCP (a)	2,905,965	696,487
Alimtiaz Investment Group KSC (a)	784,340	151,001
Arabi Group Holding KSC (a) (d)	422,759	396,981
Boubyan Bank KSCP	1,979,193	4,602,026
Boubyan Petrochemicals Co. KSCP	1,065,564	2,034,101
Burgan Bank SAK	621,772	442,823
Gulf Bank KSCP	3,649,803	4,237,332
Gulf Cables & Electrical Industries Group Co. KSCP	84,714	578,535
Heavy Engineering & Ship Building Co. KSCP Class B	270,630	756,004
Humansoft Holding Co. KSC	377,020	3,219,689
Integrated Holding Co. KCSC	700,889	1,025,691
Jazeera Airways Co. KSCP	88,653	468,780
Kuwait Finance House KSCP	9,431,378	24,874,301
Security Description	Shares	Value
Kuwait Projects Co. Holding KSCP (a)	591,619	$152,955
Kuwait Real Estate Co. KSC (a)	9,349,480	11,675,448
Mabanee Co. KPSC	1,014,998	3,597,879
Mezzan Holding Co. KSCC	55,111	224,028
Mobile Telecommunications Co. KSCP	2,902,782	4,899,330
National Bank of Kuwait SAKP	13,637,133	45,013,626
National Industries Group Holding SAK	3,408,165	3,313,956
National Investments Co. KSCP	3,896,183	3,826,495
Warba Bank KSCP (a)	8,800,151	8,385,185
		127,894,617
MALAYSIA — 1.7%
Aeon Co. M Bhd.	13,102,848	3,487,204
AEON Credit Service M Bhd.	646,700	914,751
Alliance Bank Malaysia Bhd.	13,036,870	16,223,803
Axiata Group Bhd.	4,625,538	2,872,439
Bursa Malaysia Bhd.	3,789,847	7,863,606
Carlsberg Brewery Malaysia Bhd. Class B	1,006,720	4,142,983
CelcomDigi Bhd.	13,865,729	10,899,871
Chin Hin Group Bhd. (a)	1,426,900	889,615
CIMB Group Holdings Bhd.	10,443,779	21,232,424
D&O Green Technologies Bhd. (a)	583,400	107,824
Dagang NeXchange Bhd. (a)	4,184,600	329,983
Dialog Group Bhd.	10,203,206	4,224,097
Frontken Corp. Bhd.	2,536,450	2,612,706
Gamuda Bhd.	6,676,438	8,193,362
Genetec Technology Bhd. (a)	564,100	37,533
Genting Bhd.	8,522,600	6,342,595
Genting Malaysia Bhd.	22,800	11,462
Greatech Technology Bhd. (a)	1,220,400	475,168
Hartalega Holdings Bhd. (a)	2,910,900	710,151
Hextar Industries Bhd.	1,600,200	130,130
Hong Leong Bank Bhd.	264,100	1,440,900
IHH Healthcare Bhd.	3,247,100	7,001,509
IJM Corp. Bhd.	1,866,500	1,044,099
Inari Amertron Bhd.	3,587,400	1,485,173
IOI Corp. Bhd.	13,893,962	13,695,379
IOI Properties Group Bhd.	13,093,562	8,518,236
Kossan Rubber Industries Bhd.	2,272,200	610,325
KPJ Healthcare Bhd.	4,907,580	3,253,176
Kuala Lumpur Kepong Bhd.	19,678	96,984
Lingkaran Trans Kota Holdings Bhd. (a) (d)	672,300	—
Magnum Bhd.	10,173,143	3,233,946
Malayan Banking Bhd.	9,082,491	23,456,014
Malaysian Pacific Industries Bhd.	291,400	2,315,115
Malaysian Resources Corp. Bhd.	22,769,459	2,132,182
Maxis Bhd.	311,800	291,208
Mega First Corp. Bhd.	636,200	528,338
MISC Bhd.	338,500	650,641
NEXG Bhd. (a)	5,393,300	372,135
OSK Holdings Bhd.	29,948,413	11,808,147

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Padini Holdings Bhd.	840,450	$370,726
Pavilion Real Estate Investment Trust	4,223,100	1,883,640
Pentamaster Corp. Bhd. (a)	1,609,750	1,539,140
Petronas Chemicals Group Bhd.	3,642,800	3,258,591
Petronas Dagangan Bhd.	676,400	3,326,995
Petronas Gas Bhd.	361,200	1,614,630
PPB Group Bhd.	57,800	157,533
Press Metal Aluminium Holdings Bhd.	3,585,300	6,290,620
Public Bank Bhd.	24,586,700	27,507,052
RHB Bank Bhd.	977,778	1,857,730
SD Guthrie Bhd.	3,204,987	4,525,524
Sime Darby Bhd.	3,235,924	1,714,450
Sime Darby Property Bhd.	775,724	265,711
SKP Resources Bhd.	1,416,325	197,197
SP Setia Bhd. Group	501,063	90,137
Sports Toto Bhd.	6,875,221	2,338,049
Sunway Real Estate Investment Trust	4,561,500	2,596,615
Supermax Corp. Bhd. (a)	4,457,101	367,947
Telekom Malaysia Bhd.	2,301,947	4,566,455
Tenaga Nasional Bhd.	3,474,600	11,747,539
TIME dotCom Bhd.	60,900	83,891
Top Glove Corp. Bhd.	7,134,600	1,134,011
Uchi Technologies Bhd.	198,800	154,807
UEM Sunrise Bhd.	12,071,088	1,636,052
Unisem M Bhd.	292,200	221,058
ViTrox Corp. Bhd.	1,296,000	1,271,089
VS Industry Bhd.	10,647,652	1,272,575
WCT Holdings Bhd. (a)	24,923,026	3,562,187
YTL Corp. Bhd.	5,230,170	2,629,262
YTL Power International Bhd.	1,653,000	1,348,307
Zetrix Ai Bhd.	7,502,128	1,497,468
		264,662,202
MEXICO — 2.2%
America Movil SAB de CV	29,607,418	30,678,617
Betterware de Mexico SAPI de CV	85,821	1,219,516
Bolsa Mexicana de Valores SAB de CV (b)	581,263	1,196,827
Cemex SAB de CV (b)	25,778,977	29,636,611
Coca-Cola Femsa SAB de CV (b)	1,393,435	13,258,151
El Puerto de Liverpool SAB de CV Class C1 (b)	709,493	3,956,382
FIBRA Macquarie Mexico REIT (c)	983,881	1,856,730
Fibra Uno Administracion SA de CV REIT	4,684,319	7,031,885
Fomento Economico Mexicano SAB de CV (b)	2,936,915	29,706,464
Gruma SAB de CV Class B (b)	15,874	273,909
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	610,146	16,053,598
Security Description	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	454,624	$14,644,964
Grupo Bimbo SAB de CV (b)	2,946,745	9,689,455
Grupo Financiero Banorte SAB de CV Class O	3,978,023	36,936,019
Grupo Financiero Inbursa SAB de CV Class O	4,208,569	10,198,690
Grupo Mexico SAB de CV	5,008,262	47,362,540
Grupo Televisa SAB (b)	5,550,390	3,238,332
Industrias CH SAB de CV (a) (b)	235,021	2,352,236
Industrias Penoles SAB de CV (a)	352,744	18,574,313
Kimberly-Clark de Mexico SAB de CV Class A (b)	4,081,159	8,716,400
Nemak SAB de CV (a) (c)	3,671,572	737,194
Operadora De Sites Mexicanos SAB de CV Class A-1 (b)	3,912,752	3,323,103
Orbia Advance Corp. SAB de CV (a) (b)	192,662	167,164
Prologis Property Mexico SA de CV REIT	1,313,461	5,511,138
Sare Holding SAB de CV Class B (a) (d)	1,493,393	—
Sigma Foods SAB de CV (b)	8,909,944	7,800,135
Southern Copper Corp. (b)	142,133	20,391,822
Ternium SA ADR (b)	57,223	2,185,346
TV Azteca SAB de CV (a) (b)	7,680,384	213,587
Wal-Mart de Mexico SAB de CV (b)	5,989,918	18,699,858
		345,610,986
MONACO — 0.0% *
Safe Bulkers, Inc. (b)	275,992	1,330,281
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR	639,308	17,791,942
Credicorp Ltd.	110,706	31,772,622
		49,564,564
PHILIPPINES — 0.4%
Aboitiz Equity Ventures, Inc.	1,559,480	742,199
Alliance Global Group, Inc.	6,242,400	868,997
Ayala Corp.	260,210	2,069,915
Ayala Land, Inc.	17,026,314	6,497,102
Bank of the Philippine Islands	6,043,401	11,926,042
BDO Unibank, Inc.	5,481,325	12,540,455
Bloomberry Resorts Corp.	2,590,700	111,849
Cebu Air, Inc. (a)	2,897,220	1,575,847
Converge Information & Communications Technology Solutions, Inc.	1,247,500	324,849
D&L Industries, Inc.	6,456,305	422,501
JG Summit Holdings, Inc.	3,963,936	1,593,458
Jollibee Foods Corp.	323,210	988,872
Manila Electric Co.	30,620	298,744
Megaworld Corp.	20,760,300	733,972
Monde Nissin Corp. (c)	4,533,600	446,945
PLDT, Inc.	287,962	6,167,206

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Puregold Price Club, Inc.	933,380	$602,872
SM Investments Corp.	503,505	5,986,517
SM Prime Holdings, Inc.	16,888,290	6,530,550
Universal Robina Corp.	727,630	832,355
		61,261,247
POLAND — 1.3%
11 bit studios SA (a)	3,617	144,873
Allegro.eu SA (a) (c)	466,605	4,025,948
Asseco Poland SA	172,225	10,941,308
Bank Polska Kasa Opieki SA	414,638	23,654,387
CCC SA (a)	26,178	870,853
CD Projekt SA	88,205	5,912,718
Dino Polska SA (a) (c)	395,005	4,543,129
Getin Holding SA	54	8
InPost SA (a) (b)	216,552	2,662,831
KGHM Polska Miedz SA (a)	341,114	26,642,415
LPP SA	398	2,303,733
mBank SA (a)	52,722	15,566,423
Orange Polska SA	3,325,507	9,425,600
ORLEN SA	904,620	24,183,085
PGE Polska Grupa Energetyczna SA (a)	1,924,136	4,711,864
PlayWay SA	3,585	255,274
Powszechna Kasa Oszczednosci Bank Polski SA	1,529,612	36,232,131
Powszechny Zaklad Ubezpieczen SA	819,791	15,218,305
Santander Bank Polska SA	76,832	11,655,589
		198,950,474
QATAR — 0.7%
Al Meera Consumer Goods Co. QSC	387,911	1,552,283
Al Rayan Bank	9,642,274	5,810,258
Baladna (a)	591,868	207,910
Commercial Bank PSQC	3,127,817	3,608,028
Doha Bank QPSC	1,147,133	904,222
Estithmar Holding QPSC (a)	1,857,747	2,056,226
Ezdan Holding Group QSC (a)	903,860	262,643
Gulf International Services QSC	1,076,441	755,371
Gulf Warehousing Co.	135,196	83,175
Industries Qatar QSC	2,405,980	7,883,368
Lesha Bank LLC (a)	2,736,800	1,398,091
Mannai Corp. QSC	868,358	1,069,647
Mazaya Real Estate Development QPSC (a)	4,489,495	706,531
Medicare Group	743,697	1,354,423
Mesaieed Petrochemical Holding Co.	7,395,197	2,219,981
Ooredoo QPSC	2,622,078	9,383,597
Qatar Aluminum Manufacturing Co.	2,830,425	1,243,801
Qatar Electricity & Water Co. QSC	520,545	2,151,662
Qatar Fuel QSC	448,689	1,869,435
Qatar Gas Transport Co. Ltd.	2,042,554	2,518,271
Security Description	Shares	Value
Qatar International Islamic Bank QSC	941,166	$2,954,553
Qatar Islamic Bank QPSC	1,985,270	13,058,835
Qatar National Bank QPSC	7,071,246	36,239,893
Qatar Navigation QSC	462,890	1,369,219
Qatari Investors Group QSC	2,626,143	1,060,266
United Development Co. QSC	995,045	249,513
Vodafone Qatar PQSC	5,088,978	3,404,765
		105,375,967
ROMANIA — 0.0% *
NEPI Rockcastle NV	477,020	4,198,755
RUSSIA — 0.0%
LUKOIL PJSC (a) (d)	340,951	—
Mechel PJSC ADR (a) (d)	217,515	—
Novorossiysk Commercial Sea Port PJSC (a) (d)	5,589,825	—
Rosneft Oil Co. PJSC (a) (d)	1,683,986	—
Rostelecom PJSC (a) (d)	781,704	—
Rostelecom PJSC ADR (a) (b) (d)	5,355	—
Sberbank of Russia PJSC (a) (d)	8,602,924	—
Severstal PAO GDR (a) (d)	486,985	—
Sistema PJSFC GDR (a) (d)	198,224	—
VK IPJSC GDR (a) (d)	52,451	—
VTB Bank PJSC (a) (d)	1,190,904	—
		—
SAUDI ARABIA — 3.1%
Abdullah Al Othaim Markets Co.	1,142,322	1,866,917
ACWA Power Co. (a)	234,442	11,363,324
Advanced Petrochemical Co. (a)	96,992	753,532
Al Hammadi Holding	397,838	2,967,769
Al Jouf Agricultural Development Co.	91,722	1,066,194
Al Khaleej Training & Education Co. (a)	555,154	2,812,180
Al Rajhi Bank	2,849,258	74,064,907
Al Rajhi Co. for Co-operative Insurance (a)	82,025	1,701,382
Al Rajhi REIT	642,700	1,350,239
Aldrees Petroleum & Transport Services Co.	100,007	3,410,178
Al-Etihad Cooperative Insurance Co.	632,784	1,342,903
Alinma Bank	1,195,701	7,771,993
Almarai Co. JSC	347,123	4,003,557
Alujain Corp.	110,644	797,057
Arabian Cement Co.	80,621	456,325
BAAN Holding Group Co. (a)	2,896,617	1,359,189
Bank AlBilad	897,347	5,937,974
Banque Saudi Fransi	1,403,023	6,291,684
Basic Chemical Industries Ltd.	441,862	3,013,445
Batic Investments & Logistic Co. (a)	5,499,990	2,844,721
Bawan Co. (a)	556,285	7,460,045

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	61,267	$2,268,846
Catrion Catering Holding Co.	16,649	356,656
City Cement Co.	152,783	513,649
Co. for Cooperative Insurance	71,335	2,225,177
Dallah Healthcare Co.	145,931	4,882,782
Dar Al Arkan Real Estate Development Co. (a)	459,304	1,951,932
Derayah REIT	615,917	858,816
Dr. Sulaiman Al Habib Medical Services Group Co.	107,773	7,384,468
Eastern Province Cement Co.	233,122	1,454,993
Elm Co.	25,674	5,120,015
Etihad Etisalat Co.	524,427	9,227,947
Fawaz Abdulaziz Al Hokair & Co. (a)	25,253	128,796
Fitaihi Holding Group	3,276,445	2,393,479
Gulf Insurance Group	278,727	1,588,777
Herfy Food Services Co. (a)	88,161	347,633
Jarir Marketing Co.	866,420	2,952,130
Leejam Sports Co. JSC	118,143	3,134,059
Malath Cooperative Insurance Co. (a)	398,799	994,127
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (a)	176,833	545,472
Methanol Chemicals Co. (a)	470,107	926,227
Middle East Healthcare Co.	104,863	910,296
Mobile Telecommunications Co. Saudi Arabia	1,076,783	2,994,254
Mouwasat Medical Services Co.	225,845	4,013,162
Musharaka Real Estate Income Fund REIT	491,457	534,591
Najran Cement Co. (a)	179,847	306,873
Nama Chemicals Co. (a)	245,101	1,588,569
National Co. for Glass Industries	385,772	3,645,025
National Co. for Learning & Education (a)	213,068	8,163,024
National Gas & Industrialization Co.	58,144	1,469,567
National Medical Care Co.	130,859	4,978,559
Qassim Cement Co.	185,940	2,087,041
Rabigh Refining & Petrochemical Co. (a)	103,000	187,832
Riyad Bank	2,286,155	16,542,137
Riyad REIT Fund	264,412	349,654
SABIC Agri-Nutrients Co.	319,924	9,442,142
Sahara International Petrochemical Co.	341,428	1,365,421
Saudi Advanced Industries Co.	373,456	1,685,670
Saudi Arabian Mining Co. (a)	1,820,789	29,587,579
Saudi Arabian Oil Co. (c)	7,056,045	44,829,250
Saudi Automotive Services Co. (a)	590,278	8,734,251
Saudi Awwal Bank	274,015	2,365,524
Saudi Basic Industries Corp.	1,193,068	16,317,689
Saudi Cement Co.	121,847	1,118,804
Security Description	Shares	Value
Saudi Ceramic Co.	483,108	$3,508,548
Saudi Chemical Co. Holding	3,613,074	6,174,631
Saudi Co. For Hardware CJSC (a)	93,971	650,391
Saudi Electricity Co.	794,352	2,975,537
Saudi Industrial Investment Group	148,918	493,111
Saudi Kayan Petrochemical Co. (a)	441,943	557,319
Saudi National Bank	4,087,973	41,285,170
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	309,537	2,150,617
Saudi Public Transport Co. (a)	572,037	1,462,577
Saudi Reinsurance Co. (a)	1,445,624	10,336,898
Saudi Research & Media Group (a)	62,134	2,062,409
Saudi Tadawul Group Holding Co.	22,825	853,777
Saudi Telecom Co.	2,494,215	28,580,932
Saudia Dairy & Foodstuff Co.	26,189	1,724,614
Savola Group (a)	137,183	800,612
Southern Province Cement Co.	156,377	930,140
Sustained Infrastructure Holding Co.	373,753	3,104,976
Tabuk Cement Co.	350,408	848,274
Takween Advanced Industries Co. (a)	675,329	1,096,500
Umm Al-Qura Cement Co. (a)	683,996	2,272,206
United Electronics Co.	139,094	3,133,583
United International Transportation Co.	173,492	2,886,291
Walaa Cooperative Insurance Co. (a)	238,534	648,674
Yamama Cement Co.	166,957	1,038,028
Yanbu Cement Co.	210,992	811,724
Yanbu National Petrochemical Co.	225,990	1,655,701
		477,151,650
SINGAPORE — 0.0% *
Guan Chong Bhd.	14,403,287	2,591,030
Riverstone Holdings Ltd. (b)	1,018,700	689,167
		3,280,197
SOUTH AFRICA — 3.4%
Absa Group Ltd.	1,144,690	16,535,486
African Rainbow Minerals Ltd. (b)	352,624	4,232,765
ArcelorMittal South Africa Ltd. (a)	162	12
Aspen Pharmacare Holdings Ltd.	451,758	3,184,117
Astral Foods Ltd.	48,627	782,669
Bid Corp. Ltd.	394,850	10,052,829
Bidvest Group Ltd.	436,629	6,257,998
Capitec Bank Holdings Ltd.	111,551	27,977,287
Clicks Group Ltd.	157,838	3,206,007
Coronation Fund Managers Ltd.	1,721,116	4,856,933
Curro Holdings Ltd.	402,526	348,354

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Discovery Ltd.	587,187	$8,064,696
FirstRand Ltd.	7,087,294	38,815,445
Foschini Group Ltd.	675,933	3,424,537
Gold Fields Ltd.	1,338,254	58,611,002
Grindrod Ltd.	3,496,553	3,587,290
Group Five Ltd. (a) (d)	219,472	—
Growthpoint Properties Ltd. REIT	2,693,604	2,789,514
Harmony Gold Mining Co. Ltd.	767,217	15,607,333
Impala Platinum Holdings Ltd.	1,361,826	21,532,795
Investec Ltd. (b)	607,611	4,480,260
Kumba Iron Ore Ltd. (b)	128,539	2,723,289
Life Healthcare Group Holdings Ltd.	406,999	279,766
Momentum Group Ltd.	3,796,072	8,760,519
Motus Holdings Ltd.	413,640	3,043,761
Mr. Price Group Ltd.	511,947	5,406,185
MTN Group Ltd.	2,234,793	22,860,435
Murray & Roberts Holdings Ltd. (a) (d)	324	—
Naspers Ltd. Class N	1,256,120	83,729,457
Nedbank Group Ltd.	714,248	11,477,108
Netcare Ltd.	3,945,830	3,769,613
Ninety One Ltd.	399,113	1,151,575
Northam Platinum Holdings Ltd.	147,368	2,998,143
Old Mutual Ltd. (b)	5,418,706	4,912,401
OUTsurance Group Ltd.	1,276,602	5,520,899
PPC Ltd.	3,249,559	1,096,260
Redefine Properties Ltd. REIT	1,587,733	574,918
Remgro Ltd.	1,037,064	11,366,397
Sanlam Ltd.	2,088,565	12,414,168
Sappi Ltd. (b)	967,784	1,433,862
Sasol Ltd. (a)	892,572	5,720,649
Shoprite Holdings Ltd.	737,932	12,034,482
Sibanye Stillwater Ltd. (a) (b)	4,529,578	16,538,290
Standard Bank Group Ltd.	1,861,356	32,621,471
Sun International Ltd.	975,499	2,275,379
Telkom SA SOC Ltd.	897,433	3,195,988
Thungela Resources Ltd. (b)	150,511	872,001
Tiger Brands Ltd. (b)	309,878	6,847,986
Truworths International Ltd.	1,092,208	3,752,529
Valterra Platinum Ltd.	96,280	8,190,250
Vodacom Group Ltd.	752,101	6,413,964
Wilson Bayly Holmes-Ovcon Ltd.	313,235	3,158,626
Woolworths Holdings Ltd.	750,915	2,537,794
		522,025,494
TAIWAN — 22.4%
Ability Opto-Electronics Technology Co. Ltd. (b)	66,000	195,770
Accton Technology Corp.	612,000	23,081,109
Acer, Inc. (b)	8,894,701	7,473,468
Acter Group Corp. Ltd.	84,000	2,087,936
ADATA Technology Co. Ltd.	143,696	1,278,243
Adimmune Corp. (a) (b)	546,505	329,602
Advanced Echem Materials Co. Ltd.	34,833	972,249
Security Description	Shares	Value
Advanced Energy Solution Holding Co. Ltd. (b)	52,000	$2,201,111
Advanced Power Electronics Corp. (b)	28,000	80,292
Advancetek Enterprise Co. Ltd. (b)	6,651,456	6,255,487
Advantech Co. Ltd.	466,840	4,279,051
AGV Products Corp. (b)	16,033,415	5,306,966
AIC, Inc. (b)	25,150	223,721
Alchip Technologies Ltd. (b)	75,000	8,378,288
Alcor Micro Corp. (a) (b)	198,184	898,815
Alexander Marine Co. Ltd.	24,254	145,120
ALI Corp. (a) (b)	151,800	115,225
All Ring Tech Co. Ltd. (b)	93,821	1,086,897
Amazing Microelectronic Corp.	56,178	135,884
Andes Technology Corp. (a)	9,000	68,745
Anpec Electronics Corp.	26,600	182,862
AP Memory Technology Corp. (b)	87,000	1,240,464
ARBOR Technology Corp.	75,000	90,108
Arcadyan Technology Corp.	37,169	205,834
ASE Technology Holding Co. Ltd. (b)	6,394,787	50,982,452
Asia Vital Components Co. Ltd.	349,000	16,772,171
ASIX Electronics Corp.	81,000	251,349
ASMedia Technology, Inc.	19,000	731,688
ASPEED Technology, Inc. (b)	32,200	7,440,111
Asustek Computer, Inc.	887,050	15,470,900
Auden Techno Corp.	25,435	87,426
Audix Corp. (b)	2,856,657	6,009,612
AUO Corp. ADR (a) (b)	1,494,886	5,755,311
AURAS Technology Co. Ltd.	19,000	610,748
Bank of Kaohsiung Co. Ltd.	9,900,367	3,875,639
Baotek Industrial Materials Ltd. (b)	117,000	260,286
Basso Industry Corp. (b)	6,144,905	6,395,137
BioGend Therapeutics Co. Ltd. (a)	101,000	123,435
Biostar Microtech International Corp. (a) (b)	3,493,384	2,907,401
Bizlink Holding, Inc. (b)	119,738	5,792,453
Bora Pharmaceuticals Co. Ltd. (b)	51,590	801,258
Brave C&H Supply Co. Ltd.	38,000	81,151
Brillian Network & Automation Integrated System Co. Ltd. (b)	30,417	369,800
Browave Corp.	32,000	405,850
C Sun Manufacturing Ltd.	3,287,139	26,206,722
Caliway Biopharmaceuticals Co. Ltd. (a)	1,498,000	7,389,761
Career Technology MFG. Co. Ltd. (a)	115,061	54,930
Catcher Technology Co. Ltd. (b)	2,313,673	15,316,242
Cathay Financial Holding Co. Ltd. (b)	17,187,960	41,464,883
Cenra, Inc. (b)	3,138,500	3,336,226
Center Laboratories, Inc. (b)	3,317,381	4,392,134

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Century Iron & Steel Industrial Co. Ltd.	109,000	$483,936
Chailease Holding Co. Ltd. (b)	3,363,352	11,293,061
Champion Microelectronic Corp. (b)	126,000	280,708
Chang Hwa Commercial Bank Ltd.	23,808,484	15,495,727
Chang Wah Electromaterials, Inc.	74,310	102,760
Channel Well Technology Co. Ltd. (b)	102,000	226,591
Charoen Pokphand Enterprise (b)	2,927,329	12,251,357
Chenbro Micom Co. Ltd. (b)	25,000	799,637
Cheng Loong Corp. (b)	3,176,000	1,748,693
Cheng Shin Rubber Industry Co. Ltd.	485,850	456,154
Chenming Electronic Technology Corp. (b)	210,000	872,201
Chieftek Precision Co. Ltd. (b)	146,510	335,727
China Airlines Ltd. (b)	6,139,761	3,947,206
China Motor Corp.	112,000	208,883
China Steel Chemical Corp. (b)	3,004,757	6,512,435
China Steel Corp. (b)	23,042,298	13,933,695
Chinese Maritime Transport Ltd. (b)	58,000	109,648
Chipbond Technology Corp.	66,000	113,219
CHO Pharma, Inc. (a)	67,899	60,723
Chroma ATE, Inc.	296,000	7,300,966
Chun Yuan Steel Industry Co. Ltd. (b)	187,000	122,899
Chung Hung Steel Corp. (a) (b)	390,000	195,493
Chung Hwa Pulp Corp. (a) (b)	5,771,589	2,130,788
Chung-Hsin Electric & Machinery Manufacturing Corp.	159,000	756,528
Chunghwa Telecom Co. Ltd.	6,498,561	26,990,729
CMC Magnetics Corp.	2,894,736	994,992
Compal Electronics, Inc. (b)	10,982,774	10,626,067
Co-Tech Development Corp. (b)	249,000	2,195,159
CTBC Financial Holding Co. Ltd.	41,735,708	66,680,433
CyberPower Systems, Inc.	44,000	296,176
Da-Li Development Co. Ltd. (b)	4,162,537	7,114,089
Darfon Electronics Corp.	76,000	72,443
Delta Electronics, Inc.	3,267,463	100,143,756
Dimerco Express Corp. (b)	516,389	1,314,782
Drewloong Precision, Inc.	21,538	104,192
Dynamic Holding Co. Ltd. (b)	224,756	912,028
E Ink Holdings, Inc.	662,000	4,171,671
E&R Engineering Corp. (a) (b)	108,000	376,379
E.Sun Financial Holding Co. Ltd.	17,075,793	18,341,784
Eclat Textile Co. Ltd. (b)	71,854	879,294
Egis Technology, Inc. (a) (b)	43,000	164,908
EirGenix, Inc. (a) (b)	131,485	258,195
Elan Microelectronics Corp. (b)	34,400	129,737
E-Lead Electronic Co. Ltd.	101,000	168,759
Elite Material Co. Ltd.	288,000	15,078,054
Security Description	Shares	Value
Elite Semiconductor Microelectronics Technology, Inc. (b)	540,175	$2,028,633
eMemory Technology, Inc.	54,000	2,973,218
Emerging Display Technologies Corp.	128,000	95,123
Energenesis Biomedical Co. Ltd. (a)	82,308	112,641
Ennostar, Inc.	564,590	642,386
Episil Technologies, Inc. (a) (b)	146,978	242,309
Episil-Precision, Inc.	67,580	109,907
Eris Technology Corp.	26,642	113,197
Etron Technology, Inc. (a)	258,020	417,161
Eva Airways Corp. (b)	3,422,110	3,980,781
Ever Fortune AI Co. Ltd. (b)	101,000	225,334
Ever Supreme Bio Technology Co. Ltd.	54,449	284,198
Evergreen International Storage & Transport Corp.	63,500	116,610
Evergreen Marine Corp. Taiwan Ltd. (b)	2,629,400	15,900,002
Excelsior Medical Co. Ltd.	94,623	245,739
EZconn Corp.	64,100	2,774,494
Far Eastern New Century Corp.	13,186,236	11,666,821
Faraday Technology Corp. (b)	193,184	1,048,292
Feng TAY Enterprise Co. Ltd. (b)	171,343	635,301
FIC Global, Inc.	79,000	136,777
First Financial Holding Co. Ltd.	7,745,735	7,247,644
First Hi-Tec Enterprise Co. Ltd. (b)	187,000	1,886,635
Fitipower Integrated Technology, Inc.	42,465	193,941
FocalTech Systems Co. Ltd. (b)	137,000	225,423
FOCI Fiber Optic Communications, Inc. (a) (b)	123,645	1,800,340
Forcecon Tech Co. Ltd.	72,141	216,282
Formosa Chemicals & Fibre Corp. (b)	9,584,224	9,791,493
Formosa Petrochemical Corp.	549,000	835,194
Formosa Plastics Corp. (b)	9,260,922	11,494,914
Fortune Electric Co. Ltd.	263,670	6,419,616
Fositek Corp. (b)	77,058	3,985,272
Foxconn Technology Co. Ltd. (b)	3,326,223	6,531,658
Fubon Financial Holding Co. Ltd. (b)	16,774,767	51,305,839
Fulltech Fiber Glass Corp. (a) (b)	543,593	1,633,175
Fwusow Industry Co. Ltd. (b)	3,420,280	1,464,100
Galaxy Software Services Corp. (b)	69,176	271,900
Genesys Logic, Inc. (b)	64,000	190,653
Genius Electronic Optical Co. Ltd.	22,665	324,244
Giant Manufacturing Co. Ltd.	87,358	257,455
Gigabyte Technology Co. Ltd.	390,000	3,096,864
Global Unichip Corp.	76,000	5,139,956
Globalwafers Co. Ltd. (b)	133,000	1,718,560
Gold Circuit Electronics Ltd. (b)	241,000	5,269,394

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Gongwin Biopharm Holdings Co. Ltd. (a)	25,536	$69,975
Grade Upon Technology Corp.	78,000	1,854,394
Grand Process Technology Corp. (b)	40,000	1,985,965
Grape King Bio Ltd.	73,664	296,574
Great Wall Enterprise Co. Ltd. (b)	3,363,216	5,448,280
Group Up Industrial Co. Ltd.	18,000	171,289
Gudeng Precision Industrial Co. Ltd. (b)	65,769	745,175
Handa Pharmaceuticals, Inc.	62,567	171,250
HannStar Display Corp. (a) (b)	3,187,500	791,283
HD Renewable Energy Co. Ltd. (b)	35,112	110,296
Himax Technologies, Inc. ADR (b)	199,781	1,636,206
Hiwin Technologies Corp.	64,488	398,169
Hocheng Corp. (b)	6,039,348	3,373,293
Holy Stone Enterprise Co. Ltd.	59,850	194,290
Hon Hai Precision Industry Co. Ltd.	19,689,067	144,438,502
Hon Precision, Inc.	28,161	3,069,697
Hong TAI Electric Industrial (b)	6,369,000	6,972,951
Hotai Motor Co. Ltd.	273,721	4,791,348
Hsin Kuang Steel Co. Ltd.	63,000	76,192
HTC Corp. (a) (b)	2,795,439	4,377,257
HUA ENG Wire & Cable Co. Ltd. (b)	301,000	367,383
Hua Nan Financial Holdings Co. Ltd.	28,913,760	28,526,808
Hung Sheng Construction Ltd. (b)	2,911,032	1,927,069
Ibase Technology, Inc. (b)	977,222	1,340,471
ICARES Medicus, Inc.	33,790	79,473
Ichia Technologies, Inc.	75,000	150,380
I-Chiun Precision Industry Co. Ltd. (b)	201,865	603,273
Ingentec Corp. (b)	34,807	430,926
Innolux Corp. (b)	10,523,585	5,710,511
Integrated Service Technology, Inc.	42,900	157,015
International Games System Co. Ltd. (b)	96,000	2,202,893
Inventec Corp. (b)	3,443,000	4,700,902
ITE Technology, Inc.	37,000	135,421
J&V Energy Technology Co. Ltd. (b)	118,000	343,254
Jentech Precision Industrial Co. Ltd. (b)	86,099	7,521,897
JPP Holding Co. Ltd. (b)	67,101	600,098
Kaimei Electronic Corp.	38,640	111,909
Kaori Heat Treatment Co. Ltd. (b)	109,000	2,012,062
KEE TAI Properties Co. Ltd. (b)	3,241,060	1,170,765
Kenmec Mechanical Engineering Co. Ltd. (b)	250,172	574,065
Security Description	Shares	Value
Kerry TJ Logistics Co. Ltd. (b)	3,016,373	$3,182,405
KGI Financial Holding Co. Ltd.	36,819,804	20,214,243
Kindom Development Co. Ltd. (b)	3,620,890	3,889,341
King Slide Works Co. Ltd.	37,000	4,415,907
King Yuan Electronics Co. Ltd.	717,000	5,647,825
Kinsus Interconnect Technology Corp.	133,000	673,032
Kuo Yang Construction Co. Ltd. (a) (b)	2,690,734	1,712,725
L&K Engineering Co. Ltd.	221,557	3,892,346
Largan Precision Co. Ltd.	57,000	4,526,185
Leadtrend Technology Corp. (b)	155,271	239,179
Lin BioScience, Inc. (a)	51,460	650,200
Lingsen Precision Industries Ltd. (b)	336,000	242,746
Lite-On Technology Corp.	3,940,014	20,502,293
Longchen Paper & Packaging Co. Ltd. (a) (b)	6,602,467	2,071,906
Lotes Co. Ltd. (b)	57,804	2,382,399
Lotus Pharmaceutical Co. Ltd.	27,000	243,185
LuxNet Corp. (b)	113,549	1,176,308
M3 Technology, Inc. (b)	57,000	146,942
M31 Technology Corp. (b)	40,360	484,261
Machvision, Inc. (b)	17,156	288,295
Macronix International Co. Ltd. (a)	520,221	653,163
Makalot Industrial Co. Ltd. (b)	37,404	343,440
Materials Analysis Technology, Inc. (b)	48,000	283,382
MediaTek, Inc.	2,644,969	120,377,005
Medigen Biotechnology Corp. (a)	114,248	117,810
Medigen Vaccine Biologics Corp. (a)	161,886	194,497
Mega Financial Holding Co. Ltd.	20,637,561	26,272,734
Merida Industry Co. Ltd.	19,100	50,272
Microbio Co. Ltd. (a)	221,620	130,487
Micro-Star International Co. Ltd.	125,000	382,314
momo.com, Inc. (b)	67,573	446,250
Motech Industries, Inc.	130,796	89,499
MPI Corp.	91,000	6,516,446
MSSCORPS Co. Ltd. (b)	105,408	583,727
Myson Century, Inc. (b)	348,000	1,086,514
Namchow Holdings Co. Ltd. (b)	3,252,000	4,057,173
Nan Ya Plastics Corp. (b)	12,400,128	23,757,983
Nan Ya Printed Circuit Board Corp. (b)	95,000	728,664
Nanya Technology Corp. (a) (b)	2,891,982	17,763,961
New Era Electronics Co. Ltd.	70,000	131,443
Nexcom International Co. Ltd. (b)	2,915,638	6,606,942
Novatek Microelectronics Corp. (b)	562,904	6,700,278
Nuvoton Technology Corp.	113,000	183,415
OBI Pharma, Inc. (a)	61,784	53,092
Oneness Biotech Co. Ltd. (a) (b)	163,659	289,602
Optimax Technology Corp. (b)	225,000	132,119

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Orient Semiconductor Electronics Ltd. (b)	348,000	$620,232
Pacific Hospital Supply Co. Ltd.	74,782	202,779
Pan Jit International, Inc. (b)	136,900	348,998
Parade Technologies Ltd. (b)	50,000	929,330
Pegatron Corp.	3,254,686	7,105,917
Pell Bio-Med Technology Co. Ltd. (a)	76,433	833,160
PharmaEssentia Corp. (b)	307,970	4,606,734
Pharmally International Holding Co. Ltd. (a) (d)	23,076	—
Phihong Technology Co. Ltd. (a)	93,402	84,720
Phison Electronics Corp.	25,000	1,153,705
Pihsiang Machinery Manufacturing Co. Ltd. (a) (d)	51,000	—
Polaris Group (a)	269,324	266,577
Pou Chen Corp. (b)	12,408,674	11,906,925
Powerchip Semiconductor Manufacturing Corp. (a) (b)	3,161,519	3,979,506
Powertech Technology, Inc.	3,254,285	17,917,961
Poya International Co. Ltd.	16,484	230,573
President Chain Store Corp.	194,000	1,367,610
Progate Group Corp. (b)	88,754	408,172
Promate Electronic Co. Ltd. (b)	3,831,957	5,439,292
Promos Technologies, Inc. (a) (d)	257	—
Prosperity Dielectrics Co. Ltd. (b)	52,000	111,545
PSS Co. Ltd.	22,495	103,452
Quanta Computer, Inc. (b)	4,009,975	34,713,426
Quanta Storage, Inc.	48,000	163,460
Radiant Opto-Electronics Corp.	51,000	201,270
RDC Semiconductor Co. Ltd. (a)	43,260	170,724
Realtek Semiconductor Corp. (b)	487,000	7,579,224
Ruentex Development Co. Ltd.	417,150	395,636
Sampo Corp. (b)	6,013,479	4,669,846
Sanyang Motor Co. Ltd.	365,000	713,260
Scientech Corp. (b)	51,000	542,130
SciVision Biotech, Inc. (b)	107,000	247,234
SDI Corp.	83,000	204,987
Sea Sonic Electronics Co. Ltd.	39,000	84,404
Sensortek Technology Corp.	13,000	72,819
Sesoda Corp. (b)	2,657,174	2,718,867
Shanghai Commercial & Savings Bank Ltd.	3,694,068	4,773,290
ShenMao Technology, Inc. (b)	116,000	382,107
Shieh Yih Machinery Industry Co. Ltd. (b)	184,000	128,247
Shih Wei Navigation Co. Ltd. (a) (b)	2,669,265	1,495,172
Shihlin Electric & Engineering Corp. (b)	164,000	887,319
Shinfox Energy Co. Ltd. (b)	116,626	140,491
Shiny Brands Group Co. Ltd.	3,162	10,667
Silicon Integrated Systems Corp.	157,300	233,293
Silicon Motion Technology Corp. ADR	43,010	3,987,027
Sinbon Electronics Co. Ltd.	131,710	806,931
Sincere Navigation Corp.	176,000	145,917
Security Description	Shares	Value
Sino-American Silicon Products, Inc.	191,000	$647,396
Sinon Corp.	3,621,000	5,041,891
SinoPac Financial Holdings Co. Ltd.	38,124,238	34,701,969
Sinphar Pharmaceutical Co. Ltd. (b)	3,040,711	2,951,630
Sitronix Technology Corp.	46,000	262,790
Softstar Entertainment, Inc. (a)	59,295	91,904
Solar Applied Materials Technology Corp. (b)	3,232,736	6,841,933
Stark Technology, Inc.	3,007,747	14,454,569
STL Technology Co. Ltd.	398,000	2,280,040
SunMax Biotechnology Co. Ltd.	20,000	252,065
Sunonwealth Electric Machine Industry Co. Ltd.	181,000	924,572
Sunplus Innovation Technology, Inc.	81,109	289,117
Sunplus Technology Co. Ltd. (a) (b)	132,000	83,601
Supreme Electronics Co. Ltd. (b)	6,234,520	14,822,127
T3EX Global Holdings Corp.	36,000	76,765
TA Chen Stainless Pipe	3,362,611	3,809,900
Ta Ya Electric Wire & Cable (b)	5,539,368	6,690,505
TA-I Technology Co. Ltd. (b)	60,000	109,228
TaiMed Biologics, Inc. (a)	138,219	269,219
Taimide Tech, Inc. (b)	428,950	708,534
Tainan Enterprises Co. Ltd. (b)	2,838,589	2,240,480
TaiSol Electronics Co. Ltd. (b)	50,000	78,452
Taisun Enterprise Co. Ltd. (b)	6,145,284	3,559,592
Taiwan Cogeneration Corp.	3,593,728	4,672,230
Taiwan Cooperative Financial Holding Co. Ltd.	7,667,161	5,929,632
Taiwan FU Hsing Industrial Co. Ltd. (b)	2,566,200	4,279,654
Taiwan Glass Industry Corp. (a) (b)	314,000	345,275
Taiwan Land Development Corp. (a) (d)	3,962,750	—
Taiwan Mobile Co. Ltd. (b)	2,090,000	7,217,104
Taiwan Navigation Co. Ltd.	190,000	182,620
Taiwan Paiho Ltd. (b)	3,093,433	4,971,861
Taiwan Puritic Corp.	44,669	707,982
Taiwan Sakura Corp.	3,280,726	8,739,414
Taiwan Semiconductor Co. Ltd.	82,000	134,664
Taiwan Semiconductor Manufacturing Co. Ltd.	32,706,912	1,613,459,799
Taiwan Surface Mounting Technology Corp.	62,000	188,247
Taiwan Taxi Co. Ltd.	45,000	205,519
Taiwan TEA Corp. (a) (b)	6,423,913	2,719,182
Taiwan Union Technology Corp. (b)	260,612	4,097,399
Taiyen Biotech Co. Ltd. (b)	3,138,500	3,166,418
Tatung Co. Ltd.	804,650	807,966
TCC Group Holdings Co. Ltd.	13,627,662	10,062,277
TCI Co. Ltd.	28,724	101,017

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Teco Electric & Machinery Co. Ltd. (b)	135,000	$360,911
Thunder Tiger Corp. (a) (b)	387,584	1,788,631
Topoint Technology Co. Ltd. (b)	322,000	1,947,136
Transasia Airways Corp. (a) (d)	361,784	—
Tripod Technology Corp. (b)	856,079	8,650,565
TrueLight Corp. (a)	322,100	489,498
TS Financial Holding Co. Ltd.	35,349,020	22,950,622
Tul Corp. (a)	48,000	99,298
Twoway Communications, Inc.	313,000	761,070
UDE Corp. (b)	86,000	316,131
Ultra Chip, Inc.	77,000	124,002
U-Ming Marine Transport Corp. (b)	259,000	497,879
Unimicron Technology Corp. (b)	2,690,000	18,834,837
Uni-President Enterprises Corp. (b)	6,738,993	16,536,222
United Alloy-Tech Co. (b)	166,000	306,424
United Integrated Services Co. Ltd.	89,000	2,688,086
United Microelectronics Corp. ADR (b)	4,284,339	33,674,905
United Orthopedic Corp.	68,000	242,390
Unity Opto Technology Co. Ltd. (a) (d)	12,759	—
UPI Semiconductor Corp.	18,156	112,679
Vactronics Technologies, Inc. (b)	138,619	201,175
Vanguard International Semiconductor Corp. (b)	571,956	1,676,522
Via Technologies, Inc. (b)	169,000	280,228
Visco Vision, Inc.	32,000	177,718
VisEra Technologies Co. Ltd.	14,474	131,287
Visual Photonics Epitaxy Co. Ltd. (b)	310,151	1,495,453
Vizionfocus, Inc.	22,070	121,517
Voltronic Power Technology Corp.	45,000	1,390,653
Wafer Works Corp. (a) (b)	236,105	231,442
Waffer Technology Corp. (b)	95,224	189,415
Walsin Lihwa Corp. (b)	3,054,974	3,091,872
Walsin Technology Corp.	100,000	372,368
Wan Hai Lines Ltd.	913,450	2,290,857
Wei Chuan Foods Corp. (b)	3,149,000	1,458,218
Wei Mon Industry Co. Ltd. (a) (d)	240,450	—
Weikeng Industrial Co. Ltd. (b)	3,313,199	3,210,863
Weltrend Semiconductor	54,000	81,892
Win Semiconductors Corp.	161,000	937,700
Winbond Electronics Corp. (a)	3,337,942	8,774,972
WinWay Technology Co. Ltd. (b)	30,025	2,713,865
Wisdom Marine Lines Co. Ltd.	279,000	602,922
Wistron Corp. (b)	5,482,476	26,260,328
Wiwynn Corp. (b)	134,733	19,231,951
XinTec, Inc. (b)	174,000	769,752
Yageo Corp.	1,848,948	13,593,259
Yang Ming Marine Transport Corp. (b)	3,050,000	5,406,820
Security Description	Shares	Value
Yao Sheng Electronic Co. Ltd. (a) (b)	92,000	$205,255
Yieh Phui Enterprise Co. Ltd. (a) (b)	2,727,085	1,306,237
Yuanta Financial Holding Co. Ltd.	10,321,837	12,910,304
Yulon Motor Co. Ltd. (b)	341,000	359,770
Zeng Hsing Industrial Co. Ltd.	75,579	246,554
Zenitron Corp. (b)	6,492,000	7,717,134
Zhen Ding Technology Holding Ltd.	39,000	176,254
ZillTek Technology Corp.	24,000	139,018
		3,449,949,693
THAILAND — 1.7%
Advanced Info Service PCL	3,172,842	31,521,966
Airports of Thailand PCL	8,639,700	14,534,331
All Energy & Utilities PCL (a)	45,000	143
Asset World Corp. PCL	925,600	62,284
B Grimm Power PCL	613,500	274,571
Bangkok Commercial Asset Management PCL	288,686	73,305
Bangkok Dusit Medical Services PCL Class F	2,609,900	1,598,828
Bangkok Expressway & Metro PCL (b)	54,146,143	9,194,790
Bangkok Land PCL	33,036,200	450,899
Banpu PCL	18,281,017	2,854,868
Berli Jucker PCL	270,400	123,592
BTS Group Holdings PCL (a)	1,635,500	118,360
Bumrungrad Hospital PCL (b)	328,500	1,642,239
Central Pattana PCL	2,616,000	4,587,653
Central Plaza Hotel PCL (b)	1,960,700	2,131,534
Central Retail Corp. PCL (b)	2,597,900	1,484,279
CH Karnchang PCL (b)	271,248	102,455
Charoen Pokphand Foods PCL (b)	904,800	626,080
CP ALL PCL	8,882,786	12,264,758
CPN Retail Growth Leasehold REIT	640,400	229,694
Delta Electronics Thailand PCL	6,828,900	37,498,800
Ditto Thailand PCL	367,160	127,029
Electricity Generating PCL (b)	1,668,073	6,035,878
Energy Absolute PCL (a) (b)	6,227,200	533,675
Global Power Synergy PCL (b)	383,500	438,216
Gulf Development PCL (a)	6,305,970	8,356,586
Hana Microelectronics PCL (b)	318,300	164,682
Indorama Ventures PCL	1,596,100	815,655
IRPC PCL (b)	38,490,158	1,209,499
Jasmine International PCL (a) (b)	11,088,467	471,625
Jasmine Technology Solution PCL (a)	3,700	7,546
Kasikornbank PCL	2,940,600	18,154,157
KCE Electronics PCL	43,900	25,360
Krung Thai Bank PCL (b)	2,286,100	2,049,907
Land & Houses PCL	2,959,300	355,060
Minor International PCL	1,680,918	1,296,502

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Muangthai Capital PCL	622,500	$622,401
Precious Shipping PCL	953,500	183,104
PSG Corp. PCL (a)	1,454,942	106,217
PTT Exploration & Production PCL (b)	3,735,951	13,399,856
PTT Global Chemical PCL (b)	1,316,500	877,527
PTT PCL	18,674,899	18,968,315
Quality Houses PCL	12,128,783	512,023
Regional Container Lines PCL (b)	287,600	248,757
Sansiri PCL	12,573,333	534,781
SCB X PCL	2,255,062	9,949,329
Siam Cement PCL (b)	1,308,227	7,619,732
Sri Trang Agro-Industry PCL	964,500	373,493
Sri Trang Gloves Thailand PCL	2,549,500	744,498
Srisawad Corp. PCL	775,487	627,676
Thai Beverage PCL (b)	12,532,800	4,482,961
Thai Oil PCL	4,384,742	5,010,338
Thaicom PCL (a)	1,963,600	539,125
Tisco Financial Group PCL (b)	3,908,780	13,709,576
TMBThanachart Bank PCL (b)	192,268,749	12,327,658
True Corp. PCL (b)	11,706,665	4,050,235
		256,304,408
TURKEY — 0.8%
AG Anadolu Grubu Holding AS	939,366	627,498
Akbank TAS	5,745,589	9,334,376
Akfen Gayrimenkul Yatirim Ortakligi AS REIT (a)	4,364,723	261,087
Akfen Yenilenebilir Enerji AS (a)	589,887	225,306
AKIS Gayrimenkul Yatirimi AS REIT	3,185,625	558,322
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,300,245	3,035,026
Aselsan Elektronik Sanayi Ve Ticaret AS	1,210,782	6,529,611
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	244,413	665,019
Bera Holding AS (a)	1,422,269	579,315
BIM Birlesik Magazalar AS	644,236	8,044,703
Biotrend Cevre VE Enerji Yatirimlari AS (a)	533,740	207,463
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	52,125	673,340
Borusan Yatirim ve Pazarlama AS	6,044	309,487
Can2 Termik AS (a)	2,336,859	108,782
Cimsa Cimento Sanayi VE Ticaret AS	154,259	166,955
Coca-Cola Icecek AS	252,179	345,129
CW Enerji Muhendislik Ticaret VE Sanayi AS (a)	398,074	259,799
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	735,460	1,823,941
Dogan Sirketler Grubu Holding AS	7,112,953	2,806,176
EGE Endustri VE Ticaret AS	657	123,826
Security Description	Shares	Value
Enka Insaat ve Sanayi AS	846,340	$1,553,252
Eregli Demir ve Celik Fabrikalari TAS	7,428,893	4,118,709
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (a)	354,019	270,269
Ford Otomotiv Sanayi AS	2,163,981	4,666,531
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (a)	153,493	165,768
Global Yatirim Holding AS	1,021,144	284,021
Gubre Fabrikalari TAS (a)	84,738	686,361
Haci Omer Sabanci Holding AS	2,719,408	5,332,607
Investco Holding AS (a)	12,472	100,585
Is Gayrimenkul Yatirim Ortakligi AS REIT (a)	813,856	397,798
Is Yatirim Menkul Degerler AS	650,274	599,661
Izmir Demir Celik Sanayi AS (a)	856,947	134,833
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	147,055	121,165
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	357,380	210,116
Kiler Holding AS (a)	158,467	1,129,562
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (a)	773,655	196,277
KOC Holding AS	2,360,054	9,272,347
Kontrolmatik Enerji Ve Muhendislik AS	696,764	186,824
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a)	369,444	460,042
Logo Yazilim Sanayi Ve Ticaret AS	107,325	375,952
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	1,308,774	1,161,216
MIA Teknoloji AS (a)	423,952	388,981
Migros Ticaret AS	42,713	518,950
MLP Saglik Hizmetleri AS (a) (c)	178,161	1,577,839
Nuh Cimento Sanayi AS	45,020	233,567
ODAS Elektrik Uretim ve Sanayi Ticaret AS (a)	1,468,836	173,331
Otokar Otomotiv Ve Savunma Sanayi AS (a)	31,633	357,826
Oyak Cimento Fabrikalari AS	1,445,029	774,915
Oyak Yatirim Menkul Degerler AS (a)	266,521	251,236
Ozak Gayrimenkul Yatirim Ortakligi REIT (a)	1,436,783	475,539
Pasifik Gayrimenkul Yatirim Ortakligi REIT	9,562,012	554,171
Pegasus Hava Tasimaciligi AS (a)	226,416	1,010,240
Politeknik Metal Sanayi ve Ticaret AS (a)	901	195,136
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	3,790,931	1,852,936
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,173,967	397,571

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	861,414	$360,092
Sasa Polyester Sanayi AS (a)	8,941,777	578,581
SDT Uzay VE Savunma Teknolojileri AS	26,697	110,047
Selcuk Ecza Deposu Ticaret ve Sanayi AS	222,686	450,928
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (a)	231,879	124,132
Sok Marketler Ticaret AS (a)	116,989	139,007
Tofas Turk Otomobil Fabrikasi AS	63,307	363,952
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	496,829	855,724
Turk Altin Isletmeleri AS (a)	696,940	664,757
Turk Hava Yollari AO	1,338,973	8,367,802
Turk Traktor ve Ziraat Makineleri AS	20,033	242,229
Turkcell Iletisim Hizmetleri AS	2,343,705	5,078,646
Turkiye Garanti Bankasi AS	1,202,295	4,015,672
Turkiye Halk Bankasi AS (a)	519,512	444,736
Turkiye Is Bankasi AS Class C	15,811,294	5,185,298
Turkiye Petrol Rafinerileri AS	1,775,787	7,621,616
Turkiye Sigorta AS	3,333,291	916,259
Turkiye Sinai Kalkinma Bankasi AS (a)	1,145,269	329,208
Turkiye Sise ve Cam Fabrikalari AS	137,249	122,605
Turkiye Vakiflar Bankasi TAO Class D (a)	886,509	633,044
Ulker Biskuvi Sanayi AS	1,015,815	2,553,487
Yapi ve Kredi Bankasi AS (a)	6,305,078	5,315,379
Yeni Gimat Gayrimenkul Ortakligi AS REIT	171,427	511,919
YEO Teknoloji Enerji VE Endustri AS (a)	241,753	205,606
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	2,504,583	1,366,433
		123,428,454
UNITED ARAB EMIRATES — 1.7%
Abu Dhabi Commercial Bank PJSC	6,332,907	24,656,421
Abu Dhabi Islamic Bank PJSC	1,439,013	8,133,603
Abu Dhabi National Energy Co. PJSC	1,067,118	979,114
Abu Dhabi National Oil Co. for Distribution PJSC	3,938,601	4,182,130
Abu Dhabi Ports Co. PJSC (a)	893,364	1,160,213
ADNOC Drilling Co. PJSC	2,899,040	4,214,891
Adnoc Gas PLC	5,741,106	5,549,001
Agthia Group PJSC	126,471	130,159
Air Arabia PJSC	10,585,586	13,430,486
Ajman Bank PJSC	5,278,924	1,911,560
AL Seer Marine Supplies & Equipment Co. LLC (a)	684,438	506,867
Al Waha Capital PJSC	1,989,301	964,076
Security Description	Shares	Value
Aldar Properties PJSC	8,880,416	$21,035,046
Amanat Holdings PJSC	956,345	335,889
Americana Restaurants International PLC - Foreign Co.	1,724,752	760,734
Amlak Finance PJSC (a)	964,960	441,377
Apex Investment Co. PSC (a)	1,636,117	1,612,552
Arabtec Holding PJSC (a) (d)	504,845	—
Burjeel Holdings PLC	657,744	238,177
Dana Gas PJSC	4,822,719	1,129,227
Deyaar Development PJSC	4,865,001	1,351,058
Dubai Electricity & Water Authority PJSC	12,605,167	9,506,470
Dubai Financial Market PJSC	4,289,686	1,927,083
Dubai Investments PJSC	3,639,092	3,547,047
Dubai Islamic Bank PJSC	4,055,867	10,236,567
Emaar Development PJSC	1,090,984	4,500,097
Emaar Properties PJSC	8,529,891	32,629,521
Emirates NBD Bank PJSC	3,063,685	23,230,588
Emirates Telecommunications Group Co. PJSC	4,956,986	24,751,864
EMSTEEL Building Materials PJSC (a)	576,931	175,927
Eshraq Investments PJSC (a)	5,671,717	739,675
Fertiglobe PLC	1,676,801	1,136,768
First Abu Dhabi Bank PJSC	6,973,681	33,113,070
Ghitha Holding PJSC (a)	79,743	374,735
Gulf General Investment Co. (a) (d)	638,957	—
Gulf Navigation Holding PJSC (a)	627,394	435,583
Invest bank PSC (a) (d)	76,929	4,713
Modon Holding PSC (a)	3,182,392	2,911,279
National Central Cooling Co. PJSC	5,009,960	4,296,707
NMDC Group PJSC	335,568	1,854,674
Orascom Construction PLC	33,959	306,129
RAK Properties PJSC (a)	8,363,434	3,074,038
Ras Al Khaimah Ceramics PJSC	455,175	311,059
Salik Co. PJSC	1,824,541	3,154,411
Shuaa Capital PSC (a)	8,083,691	528,216
Space42 PLC (a)	690,158	295,012
Two Point Zero Group PJSC (a)	5,116,564	3,635,882
Union Properties PJSC (a)	3,339,171	762,766
Yalla Group Ltd. ADR (a)	101,191	702,266
		260,864,728
UNITED STATES — 0.3%
Belite Bio, Inc. ADR (a) (b)	12,272	1,963,029
BeOne Medicines Ltd. Class H (a)	1,234,353	28,434,444
GCS Holdings, Inc. (a) (b)	231,000	1,679,906
HUUUGE, Inc. (a) (c)	92,269	613,381
JBS NV Class A (a)	1,528	22,034
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,425,000	353,344

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Legend Biotech Corp. ADR (a) (b)	90,213	$1,961,231
Seanergy Maritime Holdings Corp.	17,745	163,786
Titan SA	77,952	4,806,415
		39,997,570
TOTAL COMMON STOCKS (Cost $11,857,701,417)		15,454,644,914
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Localiza Rent a Car SA Preference Shares (a)	39,132	296,360
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	841,844	93,664
TOTAL PREFERRED STOCKS (Cost $339,884)		390,024
WARRANTS — 0.0% *
GREECE — 0.0% *
Diana Shipping, Inc. (expiring 12/14/26) (a)	13,092	1,075
MALAYSIA — 0.0% *
Comfort Gloves Bhd. (expiring 06/26/26) (a)	75,600	93
Dagang NeXchange Bhd. (expiring 07/23/30) (a)	1,349,066	48,205
Frontken Corp. Bhd. (expiring 05/03/26) (a)	348,950	19,348
GDEX Bhd. (expiring 01/04/28) (a)	160,612	594
Malaysian Resources Corp. Bhd. (expiring 10/29/27) (a)	179,301	1,105
NEXG Bhd. (expiring 02/17/28) (a)	2,525,250	84,009
SKP Resources Bhd. (expiring 04/25/26) (a)	108,980	134
Supermax Corp. Bhd. (expiring 03/01/30) (a)	199,450	4,915
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	293,315	10,481
VS Industry Bhd. (expiring 09/05/26) (a)	847,330	2,088
YTL Corp. Bhd. (expiring 06/02/28) (a)	898,714	119,593
YTL Power International Bhd. (expiring 06/02/28) (a)	286,600	60,738
		351,303
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	1,526,875	30,365
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	1,439,966	47,904
Security Description	Shares	Value
THAILAND — 0.0% *
VGI PCL (expiring 05/23/27) (a)	70,080	$43
TOTAL WARRANTS (Cost $20,764)		430,690
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	14,252,000	14,252,000
State Street Navigator Securities Lending Portfolio II (h) (i)	275,123,041	275,123,041
TOTAL SHORT-TERM INVESTMENTS (Cost $289,375,041)		289,375,041
TOTAL INVESTMENTS — 102.2% (Cost $12,147,437,106)		15,744,840,669
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(344,458,828)
NET ASSETS — 100.0%		$15,400,381,841
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $506,606, representing less than 0.05% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	660	03/20/2026	$46,043,623	$46,576,200	$532,577

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,189,718,040	$264,420,268	$506,606	$15,454,644,914
Preferred Stocks	296,360	93,664	—	390,024
Warrants	250,225	180,465	—	430,690
Short-Term Investments	289,375,041	—	—	289,375,041
TOTAL INVESTMENTS	$15,479,639,666	$264,694,397	$506,606	$15,744,840,669
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$532,577	$—	$—	$532,577
TOTAL OTHER FINANCIAL INSTRUMENTS:	$532,577	$—	$—	$532,577

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,111,137	$13,111,137	$580,084,018	$578,943,155	$—	$—	14,252,000	$14,252,000	$496,831
State Street Navigator Securities Lending Portfolio II	264,474,935	264,474,935	353,134,371	342,486,265	—	—	275,123,041	275,123,041	669,565
Total		$277,586,072	$933,218,389	$921,429,420	$—	$—		$289,375,041	$1,166,396
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
BRAZIL — 9.5%
Ambev SA	16,032,130	$40,550,266
Banco ABC Brasil SA Preference Shares	431,138	1,864,678
Banco Bradesco SA	7,035,460	20,028,866
Banco do Brasil SA	8,256,467	33,027,375
		95,471,185
CHINA — 7.2%
China Railway Group Ltd. Class H (a)	23,730,000	11,676,739
China State Construction International Holdings Ltd.	5,240,000	6,133,025
Genertec Universal Medical Group Co. Ltd. (b)	7,417,000	5,669,834
Huatai Securities Co. Ltd. Class H (b)	5,383,200	13,016,230
PICC Property & Casualty Co. Ltd. Class H	5,824,000	12,241,362
Zhejiang Expressway Co. Ltd. Class H	10,218,000	9,412,611
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,757,500	13,327,828
		71,477,629
CZECH REPUBLIC — 0.2%
Colt CZ Group SE	42,117	1,516,343
GREECE — 1.1%
Hellenic Telecommunications Organization SA	566,551	11,218,410
HONG KONG — 0.4%
Crystal International Group Ltd. (b)	5,098,500	4,388,765
INDIA — 2.0%
ITC Ltd.	4,483,403	20,102,620
INDONESIA — 1.0%
Bank Central Asia Tbk. PT	19,847,900	9,611,502
KUWAIT — 2.1%
Integrated Holding Co. KCSC	1,645,153	2,407,541
Kuwait Telecommunications Co.	964,680	2,164,648
Mobile Telecommunications Co. KSCP	4,272,090	7,210,454
National Bank of Kuwait SAKP	2,906,177	9,592,747
		21,375,390
MALAYSIA — 12.0%
Axiata Group Bhd.	7,468,000	4,637,595
CelcomDigi Bhd.	3,085,300	2,425,359
Hong Leong Bank Bhd.	678,600	3,702,367
IGB Real Estate Investment Trust	2,209,300	1,486,296
Malayan Banking Bhd.	8,298,500	21,431,316
MISC Bhd.	2,055,300	3,950,552
Petronas Gas Bhd.	640,300	2,862,258
Public Bank Bhd.	14,215,900	15,904,432
Security Description	Shares	Value
RHB Bank Bhd.	7,604,100	$14,447,415
Sime Darby Bhd.	10,907,700	5,779,092
Sunway Real Estate Investment Trust	4,035,600	2,297,249
Telekom Malaysia Bhd.	7,410,600	14,700,673
Tenaga Nasional Bhd.	6,828,000	23,085,303
Westports Holdings Bhd.	2,473,330	3,455,835
		120,165,742
MEXICO — 4.4%
Arca Continental SAB de CV (a)	2,258,453	24,479,397
Kimberly-Clark de Mexico SAB de CV Class A (a)	5,335,183	11,394,701
Megacable Holdings SAB de CV	924,005	2,658,002
Prologis Property Mexico SA de CV REIT	1,411,283	5,921,588
		44,453,688
PHILIPPINES — 1.2%
Bank of the Philippine Islands	2,183,300	4,308,522
Manila Electric Co.	281,420	2,745,678
Metropolitan Bank & Trust Co.	2,385,840	2,777,887
PLDT, Inc.	103,635	2,219,523
		12,051,610
POLAND — 0.4%
KRUK SA	30,934	4,246,197
QATAR — 1.6%
Al Rayan Bank	11,801,089	7,111,120
Ooredoo QPSC	1,666,167	5,962,690
Qatar Navigation QSC	540,800	1,599,675
United Development Co. QSC	4,981,581	1,249,158
		15,922,643
ROMANIA — 2.2%
NEPI Rockcastle NV	2,486,955	21,890,307
RUSSIA — 0.0%
Federal Grid Co-Rosseti PJSC (c) (d)	767,865,898	—
Inter RAO UES PJSC (c) (d)	110,161,174	—
Unipro PAO (c) (d)	23,862,428	—
		—
SAUDI ARABIA — 4.7%
Al Hammadi Holding	328,441	2,450,085
Jarir Marketing Co.	1,689,800	5,757,610
Riyadh Cement Co.	261,672	1,652,019
Saudi Telecom Co.	2,542,145	29,130,157
United Electronics Co.	339,569	7,649,990
		46,639,861
SOUTH AFRICA — 12.7%
AVI Ltd.	1,187,800	7,562,637
Bidvest Group Ltd.	1,168,990	16,754,583
FirstRand Ltd.	3,976,459	21,778,132
Investec Ltd. (a)	730,183	5,384,053
Nedbank Group Ltd.	1,819,433	29,236,103
Reunert Ltd.	441,332	1,659,856

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sanlam Ltd.	3,024,765	$17,978,823
Standard Bank Group Ltd.	1,517,929	26,602,691
		126,956,878
TAIWAN — 20.8%
Cheng Shin Rubber Industry Co. Ltd. (a)	10,365,000	9,731,465
Chunghwa Telecom Co. Ltd.	4,974,000	20,658,710
Cleanaway Co. Ltd. (a)	4,120,000	4,143,537
Eclat Textile Co. Ltd. (a)	1,155,000	14,134,005
Far Eastern International Bank	5,036,277	2,059,679
Gloria Material Technology Corp. (a)	3,847,000	3,930,195
Hu Lane Associate, Inc. (a)	1,133,365	4,581,001
IEI Integration Corp.	1,997,000	4,099,441
Marketech International Corp. (a)	1,135,000	9,933,801
Mega Financial Holding Co. Ltd.	7,278,000	9,265,289
Nan Pao Resins Chemical Co. Ltd. (a)	550,000	5,505,164
Nien Made Enterprise Co. Ltd.	1,034,000	11,879,951
Pegavision Corp.	187,000	1,696,186
President Chain Store Corp.	1,506,000	10,616,604
Primax Electronics Ltd.	2,483,000	6,069,108
Sercomm Corp. (a)	3,083,000	7,810,404
Shanghai Commercial & Savings Bank Ltd.	7,256,000	9,375,841
Sinbon Electronics Co. Ltd.	1,906,000	11,677,249
Sino-American Silicon Products, Inc. (a)	4,244,000	14,385,067
Sporton International, Inc.	304,150	1,548,798
Taiwan Mobile Co. Ltd.	5,499,000	18,988,924
Taiwan Secom Co. Ltd.	575,000	1,976,417
TTY Biopharm Co. Ltd.	583,000	1,512,213
Uni-President Enterprises Corp.	7,839,000	19,235,432
YungShin Global Holding Corp.	1,984,000	3,599,179
		208,413,660
THAILAND — 13.2%
Advanced Info Service PCL	249,300	2,476,778
Advanced Info Service PCL NVDR	2,283,300	22,684,428
Home Product Center PCL NVDR (a)	47,311,572	9,986,413
Kiatnakin Phatra Bank PCL NVDR	2,092,200	4,515,778
Krungthai Card PCL	1,344,900	1,120,572
Krungthai Card PCL NVDR (a)	8,186,800	6,821,251
PTT PCL	5,481,900	5,568,030
PTT PCL NVDR	33,184,600	33,705,990
Ratch Group PCL	324,000	303,380
Ratch Group PCL NVDR (a)	1,945,100	1,821,313
Supalai PCL	591,500	319,172
Supalai PCL NVDR (a)	6,679,200	3,604,076
Thai Beverage PCL (a)	34,808,600	12,450,977
Thanachart Capital PCL NVDR (a)	1,749,677	3,235,000
Tisco Financial Group PCL NVDR	3,066,100	10,753,977
Security Description	Shares	Value
WHA Corp. PCL NVDR (a)	120,546,000	$12,550,099
		131,917,234
UNITED ARAB EMIRATES — 2.6%
Abu Dhabi National Oil Co. for Distribution PJSC	5,324,518	5,653,740
Emirates Telecommunications Group Co. PJSC	3,549,070	17,721,676
Sharjah Islamic Bank	3,044,910	2,586,544
		25,961,960
TOTAL COMMON STOCKS (Cost $951,133,695)		993,781,624
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Banco ABC Brasil SA (expiring 02/02/26) (d) (Cost $0)	28,502	20,819
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	29,312	29,312
State Street Navigator Securities Lending Portfolio II (g) (h)	23,692,738	23,692,738
TOTAL SHORT-TERM INVESTMENTS (Cost $23,722,050)		23,722,050
TOTAL INVESTMENTS — 101.7% (Cost $974,855,745)		1,017,524,493
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(17,312,222)
NET ASSETS — 100.0%		$1,000,212,271
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	30	03/20/2026	$2,099,813	$2,117,100	$17,287

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$983,993,692	$9,787,932	$0(a)	$993,781,624
Rights	—	20,819	—	20,819
Short-Term Investments	23,722,050	—	—	23,722,050
TOTAL INVESTMENTS	$1,007,715,742	$9,808,751	$0	$1,017,524,493
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$17,287	$—	$—	$17,287
TOTAL OTHER FINANCIAL INSTRUMENTS:	$17,287	$—	$—	$17,287
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,317,957	$2,317,957	$33,655,138	$35,943,783	$—	$—	29,312	$29,312	$14,991
State Street Navigator Securities Lending Portfolio II	21,747,232	21,747,232	56,092,437	54,146,931	—	—	23,692,738	23,692,738	238,030
Total		$24,065,189	$89,747,575	$90,090,714	$—	$—		$23,722,050	$253,021
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 6.1%
Abacus Group REIT (a)	401,147	$323,681
Abacus Storage King REIT	471,575	477,978
AGL Energy Ltd.	799,679	4,964,705
ALS Ltd.	546,264	8,028,644
AMP Ltd.	4,192,445	5,088,231
Ampol Ltd.	302,941	6,450,376
Ansell Ltd.	529,531	12,362,649
ANZ Group Holdings Ltd.	3,381,536	81,945,853
APA Group Stapled Security	2,238,625	13,390,655
ARB Corp. Ltd. (a)	89,309	1,873,026
Aristocrat Leisure Ltd.	851,834	33,048,879
ASX Ltd.	229,576	7,875,089
Atlas Arteria Ltd. Stapled Security	1,065,779	3,468,287
AUB Group Ltd.	109,686	2,252,838
Aurizon Holdings Ltd.	2,478,944	6,033,754
Bank of Queensland Ltd.	755,124	3,288,210
Beach Energy Ltd. (a)	1,766,444	1,384,095
Bendigo & Adelaide Bank Ltd.	685,334	4,807,796
BHP Group Ltd.	5,700,540	172,925,873
BlueScope Steel Ltd.	953,210	15,300,046
Boss Energy Ltd. (a) (b)	1,276,576	1,247,132
BrainChip Holdings Ltd. (a) (b)	2,836,565	331,023
Brambles Ltd.	1,422,935	21,786,376
Breville Group Ltd. (a)	102,404	2,012,450
BWP Property Group Ltd. (a)	559,844	1,470,928
Capricorn Metals Ltd. (b)	477,166	4,575,688
CAR Group Ltd.	618,355	12,683,884
Chalice Mining Ltd. (a) (b)	698,237	1,019,706
Challenger Ltd.	749,060	4,700,394
Charter Hall Group REIT	494,394	8,060,836
Charter Hall Long Wale REIT	612,234	1,665,734
Cleanaway Waste Management Ltd.	2,240,109	3,868,984
Clinuvel Pharmaceuticals Ltd. (a)	16,215	134,730
Cochlear Ltd.	79,661	13,846,761
Coles Group Ltd.	1,592,332	22,765,985
Commonwealth Bank of Australia	1,864,501	199,643,452
Computershare Ltd.	607,267	13,825,194
Core Lithium Ltd. (a) (b)	3,989,613	731,630
CSL Ltd.	551,185	63,458,824
Deep Yellow Ltd. (a) (b)	1,633,472	2,004,276
Deterra Royalties Ltd. (a)	609,501	1,654,234
Dexus REIT	722,658	3,339,597
Domino's Pizza Enterprises Ltd. (a)	73,690	1,031,943
Downer EDI Ltd.	736,748	3,905,837
DroneShield Ltd. (a) (b)	1,601,503	3,289,282
Dyno Nobel Ltd.	1,906,542	4,081,121
Eagers Automotive Ltd.	200,055	3,287,140
Elevra Lithium Ltd. (a) (b)	114,023	611,331
Endeavour Group Ltd. (a)	1,201,605	2,932,722
Evolution Mining Ltd.	2,043,249	17,277,010
Security Description	Shares	Value
Firefinch Ltd. (a) (b) (c)	764,682	$21,755
Flight Centre Travel Group Ltd. (a)	308,872	3,091,628
Fortescue Ltd. (a)	1,930,015	28,327,534
Genesis Minerals Ltd. (a) (b)	1,249,880	6,042,746
Glencore PLC (b)	11,891,559	65,026,603
Goodman Group REIT	2,334,088	48,219,942
GPT Group REIT	1,985,761	7,177,188
GWA Group Ltd.	10,592	17,941
Harvey Norman Holdings Ltd. (a)	659,288	3,051,144
HMC Capital Ltd. REIT (a)	248,715	656,788
HUB24 Ltd.	88,928	5,707,781
IDP Education Ltd. (a)	264,575	1,019,776
IGO Ltd. (b)	874,050	4,779,453
Iluka Resources Ltd.	606,618	2,342,189
Ingenia Communities Group REIT	1,751,442	6,038,295
Insignia Financial Ltd. (b)	786,713	2,392,265
Insurance Australia Group Ltd.	3,492,071	18,582,922
IREN Ltd. (a) (b)	381,892	14,424,061
IRESS Ltd.	207,689	1,175,843
JB Hi-Fi Ltd.	137,642	8,831,701
Kogan.com Ltd. (a)	176,412	431,740
Lendlease Corp. Ltd. Stapled Security	635,490	2,203,637
Leo Lithium Ltd. (a) (b) (c)	526,635	18,964
Liontown Ltd. (a) (b)	2,674,119	2,808,596
Lottery Corp. Ltd.	3,784,523	13,022,336
Lynas Rare Earths Ltd. (b)	963,075	7,989,296
Macquarie Group Ltd.	405,415	54,935,308
Magellan Financial Group Ltd.	156,121	1,039,010
Medibank Pvt Ltd.	3,100,741	9,904,420
Megaport Ltd. (b)	241,244	1,957,831
Mesoblast Ltd. (a) (b)	1,108,455	2,010,551
Metals X Ltd. (b)	940,602	699,373
Metcash Ltd.	1,620,649	3,566,407
Mineral Resources Ltd. (b)	183,187	6,642,964
Mirvac Group REIT	4,639,247	6,342,046
Myer Holdings Ltd. (a)	781,419	247,517
National Australia Bank Ltd. (a)	3,461,433	97,662,311
National Storage REIT	1,486,095	2,705,436
Netwealth Group Ltd.	222,222	3,804,004
Neuren Pharmaceuticals Ltd. (a) (b)	117,346	1,456,273
NEXTDC Ltd. (a) (b)	673,181	5,624,850
nib holdings Ltd.	492,973	2,255,149
Nine Entertainment Co. Holdings Ltd.	540,481	400,066
Northern Star Resources Ltd.	1,471,619	26,231,455
OceanaGold Corp.	336,076	9,537,375
Orica Ltd.	436,413	7,066,013
Origin Energy Ltd.	2,534,759	19,421,588
Orora Ltd.	2,354,197	3,469,470
Paladin Energy Ltd. (a) (b)	250,547	1,602,271
Peninsula Energy Ltd. (a) (b)	77,297	33,247
Perpetual Ltd. (a)	389,238	4,843,451

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Perseus Mining Ltd.	1,506,557	$5,706,397
Pinnacle Investment Management Group Ltd. (a)	294,760	3,371,015
PLS Group Ltd. (a) (b)	3,738,237	10,519,796
PointsBet Holdings Ltd. (b)	910,262	552,377
PolyNovo Ltd. (a) (b)	1,632,627	1,339,122
Premier Investments Ltd.	108,817	1,000,666
Pro Medicus Ltd.	59,606	8,779,196
Qantas Airways Ltd.	1,140,115	7,891,763
QBE Insurance Group Ltd.	1,774,868	23,541,216
Qube Holdings Ltd.	2,101,035	6,683,127
Ramelius Resources Ltd.	1,647,054	4,569,085
Ramsay Health Care Ltd. (a)	151,878	3,479,975
REA Group Ltd. (a)	63,793	7,801,475
Reece Ltd. (a)	302,749	2,705,301
Region Group REIT	1,299,663	2,036,698
Rio Tinto Ltd. (a)	438,647	42,946,564
Rio Tinto PLC	1,233,749	99,467,650
Ryzon Materials Ltd. (a) (b)	1,306,968	36,605
Sandfire Resources Ltd. (b)	501,254	5,989,960
Santos Ltd.	3,747,108	15,417,339
Scentre Group REIT	6,128,871	17,165,554
SEEK Ltd.	398,137	6,138,304
SGH Ltd.	170,217	5,272,501
Sigma Healthcare Ltd. (a)	4,703,185	9,220,775
Silver Mines Ltd. (a) (b)	8,380,287	1,229,446
Sonic Healthcare Ltd.	689,338	10,393,476
South32 Ltd. (a) (d)	1,982,873	4,720,701
South32 Ltd. (d)	3,827,512	9,086,458
Steadfast Group Ltd.	1,090,574	3,839,875
Stockland REIT	3,106,318	11,869,395
Suncorp Group Ltd.	1,197,098	14,089,723
Super Retail Group Ltd. (a)	287,765	3,076,094
Tabcorp Holdings Ltd.	4,051,729	2,674,876
Technology One Ltd.	305,940	5,704,288
Telix Pharmaceuticals Ltd. (a) (b)	646,558	4,828,959
Telstra Group Ltd.	4,882,726	15,856,939
Temple & Webster Group Ltd. (b)	309,811	2,826,253
TPG Telecom Ltd. (a)	264,475	668,424
Transurban Group Stapled Security	3,576,029	33,886,222
Treasury Wine Estates Ltd.	1,559,085	5,447,900
Vault Minerals Ltd. (b)	145,963	531,451
Ventia Services Group Pty. Ltd.	938,028	3,721,867
Vicinity Ltd. REIT	3,763,769	6,425,264
Viva Energy Group Ltd. (e)	1,226,264	1,676,355
Washington H Soul Pattinson & Co. Ltd.	263,082	6,515,700
WEB Travel Group Ltd. (b)	421,602	1,343,874
Webjet Group Ltd. (a)	423,646	248,607
Wesfarmers Ltd.	1,297,568	70,165,798
West African Resources Ltd. (b)	1,220,305	2,441,281
Westgold Resources Ltd.	758,401	3,256,963
Westpac Banking Corp.	3,852,588	99,167,169
Whitehaven Coal Ltd.	1,206,988	6,237,818
WiseTech Global Ltd.	221,959	10,132,992
Security Description	Shares	Value
Woodside Energy Group Ltd.	2,129,698	$33,502,252
Woolworths Group Ltd.	1,353,981	26,527,261
Worley Ltd.	942,772	7,902,600
Zip Co. Ltd. (a) (b)	2,237,090	4,908,032
		2,039,932,153
AUSTRIA — 0.4%
ams-OSRAM AG (b)	14,001	138,729
ANDRITZ AG	38,686	3,032,773
BAWAG Group AG (e)	88,939	13,474,625
Erste Group Bank AG	397,392	48,025,205
Kontron AG	51,362	1,375,345
Lenzing AG (b)	21,289	585,067
Mondi PLC	738,157	9,017,134
Oesterreichische Post AG	35,043	1,279,960
OMV AG	297,962	16,629,226
Raiffeisen Bank International AG	148,236	6,667,871
Telekom Austria AG	148,498	1,569,632
UNIQA Insurance Group AG	123,422	2,240,974
Verbund AG	89,624	6,526,055
Vienna Insurance Group AG Wiener Versicherung Gruppe	37,486	2,958,510
voestalpine AG	351,933	15,615,528
		129,136,634
BELGIUM — 0.8%
Ackermans & van Haaren NV	24,017	6,543,973
Aedifica SA REIT (a)	159,940	12,679,309
Ageas SA	288,451	20,258,532
Anheuser-Busch InBev SA	1,125,103	72,543,642
Barco NV	81,724	1,136,413
Bekaert SA (a)	109,784	4,886,670
Colruyt Group NV (a)	68,050	2,517,523
D'ieteren Group	23,281	4,207,993
Elia Group SA (a)	36,642	4,720,854
Fagron	67,966	1,700,224
Galapagos NV (a) (b)	46,078	1,515,257
Gimv NV (a)	29,808	1,563,108
Groupe Bruxelles Lambert NV (d)	124,728	11,125,677
Groupe Bruxelles Lambert NV (d)	108	9,634
KBC Ancora	38,791	3,339,409
KBC Group NV	286,540	37,438,635
Materialise NV ADR (a) (b)	9,334	51,804
Melexis NV (a)	20,631	1,393,230
Proximus SADP (a)	160,797	1,336,100
Shurgard Self Storage Ltd. REIT	28,116	967,511
Sofina SA (a)	22,640	6,567,621
Solvay SA (a)	82,579	2,634,111
Syensqo SA (a)	82,579	6,649,288
Tessenderlo Group SA (a)	28,912	889,640
UCB SA (a)	175,221	49,101,111
Umicore SA	221,170	4,649,583
VGP NV (a)	8,849	1,023,682
Warehouses De Pauw CVA REIT	183,590	4,769,456
		266,219,990

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BRAZIL — 0.2%
Pluxee NV (a)	111,755	$1,760,072
Wheaton Precious Metals Corp.	503,132	59,226,978
Yara International ASA	280,518	11,513,451
		72,500,501
BURKINA FASO — 0.1%
IAMGOLD Corp. (b)	945,894	15,629,764
CAMEROON — 0.0% *
Golar LNG Ltd. (a)	206,152	7,670,916
CANADA — 10.3%
AbCellera Biologics, Inc. (a) (b)	532,157	1,819,977
AGF Management Ltd. Class B (a)	13,042	154,896
Agnico Eagle Mines Ltd.	603,212	102,428,324
Air Canada (a) (b)	295,363	4,156,522
Alamos Gold, Inc. Class A (a)	457,633	17,694,364
Algonquin Power & Utilities Corp. (a)	671,634	4,135,394
Alimentation Couche-Tard, Inc. (a)	944,548	51,652,977
AltaGas Ltd.	381,805	11,656,786
ARC Resources Ltd.	635,138	11,931,281
Aritzia, Inc. (b)	184,475	15,792,917
Atco Ltd. Class I	82,579	3,396,538
Athabasca Oil Corp. (a) (b)	382,135	1,959,810
AtkinsRealis Group, Inc.	222,153	14,359,114
Aurinia Pharmaceuticals, Inc. (b)	117,400	1,872,530
Aurora Cannabis, Inc. (a) (b)	8,857	37,282
B2Gold Corp.	1,356,866	6,117,404
Badger Infrastructure Solutions Ltd.	73,249	3,907,860
Ballard Power Systems, Inc. (a) (b)	675,762	1,725,455
Bank of Montreal	812,785	105,693,180
Bank of Nova Scotia	1,458,094	107,680,362
Barrick Mining Corp.	1,905,360	83,108,863
Bausch Health Cos., Inc. (a) (b)	376,103	2,614,818
Baytex Energy Corp.	1,357,935	4,398,491
BCE, Inc. (a)	307,921	7,354,611
BlackBerry Ltd. (a) (b)	724,152	2,736,536
Bombardier, Inc. Class B (a) (b)	108,401	18,465,536
Boralex, Inc. Class A (a)	81,327	1,502,836
Boyd Group, Inc. (a)	31,900	5,087,942
Brookfield Asset Management Ltd. Class A (a)	421,366	22,101,926
Brookfield Corp.	2,513,227	115,545,187
Brookfield Infrastructure Corp. Class A (a)	162,790	7,399,923
Brookfield Renewable Corp.	209,598	8,050,582
Brookfield Wealth Solutions Ltd.	19,591	903,123
CAE, Inc. (a) (b)	323,017	9,836,024
Cameco Corp.	609,280	55,863,075
Canada Packers, Inc. (a)	16,445	193,033
Canadian Apartment Properties REIT	82,657	2,223,282
Security Description	Shares	Value
Canadian Imperial Bank of Commerce	1,058,941	$96,125,500
Canadian National Railway Co. (a)	710,189	70,332,414
Canadian Natural Resources Ltd. (a)	2,350,119	79,706,024
Canadian Pacific Kansas City Ltd. (a)	1,066,217	78,600,203
Canadian Solar, Inc. (a) (b)	79,567	1,891,308
Canadian Tire Corp. Ltd. Class A (a)	95,028	12,058,486
Canadian Utilities Ltd. Class A (a)	131,609	4,102,610
Canopy Growth Corp. (a) (b)	20,032	22,798
Capital Power Corp. (a)	182,425	7,792,073
Capstone Copper Corp. (a) (b)	600,773	6,039,505
Cargojet, Inc. (a)	14,734	902,259
CCL Industries, Inc. Class B	160,639	10,160,424
Celestica, Inc. (a) (b)	127,836	37,864,450
Cenovus Energy, Inc.	2,174,830	36,840,813
CES Energy Solutions Corp.	351,880	3,149,785
CGI, Inc.	249,461	23,072,526
Choice Properties Real Estate Investment Trust	168,236	1,817,673
Cineplex, Inc. (a) (b)	68,050	523,252
Colliers International Group, Inc. (a)	38,797	5,709,945
Constellation Software, Inc.	21,992	52,966,908
CT Real Estate Investment Trust	325,155	3,859,399
Definity Financial Corp.	134,708	7,461,885
Denison Mines Corp. (a) (b)	449,640	1,194,010
Descartes Systems Group, Inc. (b)	89,684	7,878,060
Docebo, Inc. (a) (b)	74,986	1,667,936
Dollarama, Inc.	375,831	56,245,100
DPM Metals, Inc. (a)	108,505	3,357,857
Dye & Durham Ltd. (a)	31,413	95,562
Element Fleet Management Corp. (a)	431,656	11,352,324
Emera, Inc. (a)	330,371	16,302,239
Empire Co. Ltd. Class A	181,783	6,328,422
Enbridge, Inc.	2,440,924	116,957,788
Encore Energy Corp. (a) (b)	238,996	592,710
Enghouse Systems Ltd. (a)	44,002	653,570
Equinox Gold Corp. (a) (b)	800,399	11,263,685
Exchange Income Corp. (a)	160,761	9,612,235
Fairfax Financial Holdings Ltd.	23,041	43,970,616
Finning International, Inc. (a)	155,545	8,439,089
First Capital Real Estate Investment Trust	148,867	2,052,589
First Majestic Silver Corp. (a)	308,122	5,147,542
FirstService Corp. (a)	44,006	6,852,512
Fortis, Inc. (a)	552,179	28,745,937
Franco-Nevada Corp.	214,331	44,486,094
George Weston Ltd.	241,614	16,690,447
Gildan Activewear, Inc.	258,870	16,201,683
Global Atomic Corp. (a) (b)	167,131	87,787

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
GoGold Resources, Inc. (b)	111,746	$237,228
Granite Real Estate Investment Trust	29,192	1,740,126
Great-West Lifeco, Inc.	339,441	16,762,182
H&R Real Estate Investment Trust	148,867	1,111,004
Hudbay Minerals, Inc.	216,443	4,302,806
Hydro One Ltd. (e)	345,120	13,756,963
iA Financial Corp., Inc.	104,347	13,537,134
IGM Financial, Inc. (a)	88,694	3,999,399
Imperial Oil Ltd. (a)	278,464	24,089,193
Intact Financial Corp.	197,941	41,260,392
International Petroleum Corp. (b)	6,862	126,093
K92 Mining, Inc. (b)	214,189	3,545,467
Keyera Corp.	251,759	8,081,266
Kinaxis, Inc. (b)	24,258	3,062,976
Kinross Gold Corp.	1,324,185	37,346,702
Lightspeed Commerce, Inc. (a) (b)	116,319	1,405,247
Linamar Corp.	53,402	3,231,975
Lithium Americas Corp. (a) (b)	254,131	1,106,812
Lithium Argentina AG (a) (b)	79,225	442,724
Loblaw Cos. Ltd.	830,388	37,589,331
Lundin Gold, Inc.	88,868	7,392,106
Magna International, Inc.	374,990	20,016,793
Manulife Financial Corp.	1,853,729	67,400,951
Maple Leaf Foods, Inc. (a)	82,572	1,501,747
MDA Space Ltd. (a) (b)	116,698	2,267,981
Methanex Corp. (a)	95,036	3,774,401
Metro, Inc.	273,684	19,724,415
MTY Food Group, Inc. (a)	184,938	5,143,051
National Bank of Canada (a)	419,781	52,860,404
New Gold, Inc. (b)	669,935	5,845,284
NexGen Energy Ltd. (a) (b)	463,022	4,266,254
Northland Power, Inc. (a)	201,449	2,623,283
Nutrien Ltd. (a)	618,463	38,224,465
Onex Corp. (a)	89,926	7,410,572
Open Text Corp. (a)	244,117	7,960,627
OR Royalties, Inc.	167,268	5,932,935
Pan American Silver Corp.	447,619	23,237,329
Parex Resources, Inc. (a)	407,867	5,489,802
Pembina Pipeline Corp. (a)	643,988	24,566,210
Peyto Exploration & Development Corp. (a)	148,232	2,455,844
Pizza Pizza Royalty Corp. (a)	302,780	3,448,036
Power Corp. of Canada (a)	710,682	37,821,814
PrairieSky Royalty Ltd. (a)	229,529	4,526,113
Precision Drilling Corp. (a) (b)	34,301	2,464,567
Premium Brands Holdings Corp. (a)	31,236	2,317,719
Primaris Real Estate Investment Trust	37,076	421,678
Quebecor, Inc. Class B	184,522	6,959,539
Restaurant Brands International, Inc. (a)	358,262	24,479,168
RioCan Real Estate Investment Trust	175,480	2,393,927
Security Description	Shares	Value
Rogers Communications, Inc. Class B	421,601	$15,935,180
Royal Bank of Canada	1,568,324	267,716,311
Russel Metals, Inc.	65,934	2,106,810
Saputo, Inc.	293,672	8,850,330
Shopify, Inc. Class A (b)	1,357,456	218,856,667
SmartCentres Real Estate Investment Trust	74,800	1,405,143
SNDL, Inc. (a) (b)	281,569	467,405
South Bow Corp. (a)	235,443	6,484,022
SSR Mining, Inc. (b)	104,149	2,286,225
Stantec, Inc.	120,743	11,408,815
Stella-Jones, Inc. (a)	66,310	4,118,162
Sun Life Financial, Inc.	629,880	39,371,234
Suncor Energy, Inc.	1,327,156	58,982,560
TC Energy Corp. (a)	1,176,507	64,869,888
Teck Resources Ltd. Class B	589,775	28,272,198
TELUS Corp.	627,614	8,282,719
TFI International, Inc. (a)	100,872	10,440,059
Thomson Reuters Corp.	149,880	19,805,044
Tilray Brands, Inc. (a) (b) (d)	10,101	91,212
Tilray Brands, Inc. (a) (b) (d)	43,948	397,880
TMC the metals Co., Inc. (a) (b)	337,830	2,084,411
TMX Group Ltd.	325,425	12,399,743
Torex Gold Resources, Inc.	94,976	4,541,110
Toromont Industries Ltd. (a)	87,727	10,627,079
Toronto-Dominion Bank (a)	2,042,873	192,789,386
Tourmaline Oil Corp. (a)	381,835	17,150,889
TransAlta Corp. (a)	309,938	3,925,241
Vermilion Energy, Inc.	124,439	1,036,727
Victoria Gold Corp./Vancouver (a) (b)	6,188	2,167
Well Health Technologies Corp. (a) (b)	48,952	142,490
Wesdome Gold Mines Ltd. (b)	132,938	2,205,369
West Fraser Timber Co. Ltd. (a)	64,237	3,935,058
Whitecap Resources, Inc. (a)	1,380,018	11,577,755
WSP Global, Inc.	144,973	26,283,925
Xenon Pharmaceuticals, Inc. (a) (b)	140,405	6,292,952
		3,447,538,996
CHILE — 0.1%
Antofagasta PLC	406,712	17,937,698
Lundin Mining Corp.	881,506	18,970,948
		36,908,646
CHINA — 0.5%
BOC Aviation Ltd. (e)	528,500	4,943,123
BOC Hong Kong Holdings Ltd.	4,051,000	20,516,531
BOE Varitronix Ltd. (a)	361,000	237,930
Budweiser Brewing Co. APAC Ltd. (a) (e)	1,442,500	1,406,639
China Ruyi Holdings Ltd. (a) (b)	3,056,400	859,962
China Tobacco International HK Co. Ltd.	288,000	1,314,288

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Traditional Chinese Medicine Holdings Co. Ltd.	3,296,000	$885,031
Chow Tai Fook Jewellery Group Ltd. (a)	1,381,400	2,198,952
ENN Energy Holdings Ltd.	655,500	5,827,790
Fosun International Ltd.	2,539,000	1,428,769
Gemdale Properties & Investment Corp. Ltd. (a) (b)	10,216,000	203,441
HUTCHMED China Ltd. ADR (a) (b)	65,986	879,593
Inspur Digital Enterprise Technology Ltd. (a)	746,000	640,236
KLN Logistics Group Ltd.	752,000	684,998
Nexteer Automotive Group Ltd.	320,000	263,532
Prosus NV	1,479,665	91,842,379
S-Enjoy Service Group Co. Ltd. (b)	282,000	101,445
Shandong Hi-Speed Holdings Group Ltd. (a) (b)	1,742,500	304,465
Shangri-La Asia Ltd. (a)	514,000	313,676
Towngas Smart Energy Co. Ltd. (a)	1,997,259	990,482
VSTECS Holdings Ltd. (a)	882,000	883,870
Wharf Holdings Ltd. (a)	1,471,000	4,108,632
Wilmar International Ltd.	3,658,500	8,762,193
Youzan Technology Ltd. (a) (b)	8,168,000	145,867
Zhongyu Energy Holdings Ltd. (a)	277,000	98,223
		149,842,047
COLOMBIA — 0.0% *
Gran Tierra Energy, Inc. (b)	56,622	242,061
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	1,254,709	14,288,534
DENMARK — 1.5%
ALK-Abello AS (b)	193,392	6,951,602
Ambu AS Class B	382,870	5,297,906
Ascendis Pharma AS ADR (b)	38,422	8,193,107
Bavarian Nordic AS (b)	74,223	2,227,414
Better Collective AS (a) (b)	37,002	460,378
Carlsberg AS Class B	116,987	15,363,787
cBrain AS	44,952	795,898
Chemometec AS	13,497	1,459,084
Coloplast AS Class B	97,092	8,341,888
D/S Norden AS	117,895	4,671,605
Danske Bank AS	851,791	42,672,591
Demant AS (b)	102,116	3,455,463
DSV AS	221,986	56,372,632
FLSmidth & Co. AS	205,766	14,398,055
Genmab AS (b)	60,564	19,303,608
GN Store Nord AS (b)	160,929	2,701,297
Green Hydrogen Systems AS (b)	145,415	9,398
H&H International AS Class B (b)	102,582	1,501,727
ISS AS	200,270	6,839,840
Jyske Bank AS	53,244	7,304,766
Netcompany Group AS (b) (e)	22,239	1,251,897
Security Description	Shares	Value
NKT AS (b)	75,472	$9,476,129
Novo Nordisk AS Class B	3,501,773	179,091,715
Novonesis Novozymes B Class B	412,180	26,430,436
Orsted AS (b) (e)	712,002	13,697,944
Pandora AS	138,851	15,449,237
Ringkjoebing Landbobank AS	29,640	7,168,111
Royal Unibrew AS	45,534	4,113,354
Tryg AS	440,442	11,531,164
Vestas Wind Systems AS	1,181,652	32,218,765
Zealand Pharma AS (b)	109,263	8,013,124
		516,763,922
FINLAND — 1.0%
Amer Sports, Inc. (b)	166,603	6,222,622
Citycon OYJ (b)	175,605	822,070
Elisa OYJ	170,232	7,545,323
Fortum OYJ	503,269	10,745,553
Hiab OYJ	73,501	4,274,729
Huhtamaki OYJ	104,006	3,632,738
Kalmar OYJ Class B	73,501	3,499,546
Kemira OYJ	110,295	2,536,315
Kesko OYJ Class B (a)	335,964	7,595,532
Kone OYJ Class B	430,114	30,591,740
Konecranes OYJ	75,338	8,308,343
Mandatum OYJ	493,382	3,988,953
Metsa Board OYJ Class B (a)	214,746	784,873
Metso OYJ	961,201	16,910,668
Neste OYJ	425,088	9,690,342
Nokia OYJ	6,814,777	44,596,162
Nokian Renkaat OYJ (a)	124,430	1,383,186
Nordea Bank Abp (a) (d)	3,590,263	67,744,853
Nordea Bank Abp (d)	50,729	958,323
Orion OYJ Class B	111,758	8,354,333
Outokumpu OYJ	675,399	3,553,638
QT Group OYJ (a) (b)	35,018	1,354,720
Sampo OYJ Class A	2,466,710	29,926,308
Stora Enso OYJ Class R (a)	629,939	7,919,904
Tokmanni Group Corp. (a)	130,411	1,183,937
UPM-Kymmene OYJ	577,519	16,814,251
Valmet OYJ (a)	192,638	6,409,487
Wartsila OYJ Abp	503,278	17,968,683
YIT OYJ (a) (b)	139,760	512,449
		325,829,581
FRANCE — 6.8%
Accor SA	396,009	22,426,784
Aeroports de Paris SA (a)	36,567	4,784,199
Air France-KLM (b)	283,229	3,846,964
Air Liquide SA	639,718	120,406,086
Airbus SE	699,588	163,011,690
Alstom SA (a) (b)	577,824	17,081,009
Alten SA	31,061	2,642,948
Amundi SA (e)	93,798	7,777,374
Arkema SA	46,082	2,822,412
AXA SA	1,964,205	94,489,052
BioMerieux (a)	45,889	5,944,548

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BNP Paribas SA	1,152,984	$109,399,571
Bollore SE	604,033	3,400,897
Bouygues SA	293,839	15,305,157
Bureau Veritas SA	388,887	12,413,882
Capgemini SE (a)	175,537	29,326,192
Carrefour SA	775,507	12,960,607
Christian Dior SE	2,010	1,405,764
Cie de Saint-Gobain SA	553,346	56,513,348
Cie Generale des Etablissements Michelin SCA (a)	827,928	27,527,525
Covivio SA REIT (a)	90,761	6,038,567
Credit Agricole SA	1,569,350	32,346,825
Danone SA	724,115	65,296,572
Dassault Aviation SA	23,128	7,437,145
Dassault Systemes SE	724,017	20,271,680
Edenred SE (a)	378,423	8,404,343
Eiffage SA	58,617	8,426,355
Elior Group SA (a) (b) (e)	132,376	426,296
Elis SA (a)	215,363	6,136,159
Engie SA (a)	2,030,222	53,434,299
EssilorLuxottica SA	325,086	103,047,125
Eurazeo SE	56,975	3,566,533
Euroapi SA (a) (b)	53,493	142,612
Eutelsat Communications SACA (a) (b)	187,119	374,914
FDJ UNITED (a)	124,292	3,447,925
Fnac Darty SA (a)	39,319	1,336,859
Forvia SE (b) (d)	140,696	2,250,575
Forvia SE (a) (b) (d)	19,471	313,288
Gaztransport Et Technigaz SA	23,770	4,371,754
Gecina SA REIT	46,105	4,380,577
Getlink SE	455,469	8,414,383
Hermes International SCA	38,404	95,709,836
ICADE REIT (a)	51,483	1,330,213
Imerys SA (a)	43,774	1,230,765
Ipsen SA	38,643	5,400,731
Kering SA	82,638	29,213,327
Klepierre SA REIT	212,753	8,430,542
Legrand SA (a)	303,201	45,313,035
L'Oreal SA	258,390	111,250,736
Louis Hachette Group	1,228,799	2,255,665
LVMH Moet Hennessy Louis Vuitton SE	280,898	212,786,020
Nanobiotix SA (b)	94,905	2,173,494
Nexans SA	109,655	16,201,074
Opmobility	80,547	1,510,737
Orange SA	2,047,541	34,147,246
Pernod Ricard SA (a)	234,618	20,142,503
Publicis Groupe SA (a)	255,205	26,561,687
Renault SA	268,661	11,176,039
Rexel SA	330,100	13,022,377
Rubis SCA	116,240	4,376,771
Safran SA	381,801	133,356,060
Sartorius Stedim Biotech	27,385	6,754,089
SCOR SE	205,314	6,930,109
SEB SA (a)	31,090	1,800,124
Security Description	Shares	Value
Societe BIC SA (a)	29,336	$1,774,365
Societe Generale SA	826,267	66,686,556
Sodexo SA	111,755	5,735,656
SOITEC (a) (b)	22,160	603,539
SPIE SA	153,519	8,881,601
Technip Energies NV	153,910	5,871,074
Teleperformance SE (a)	65,797	4,778,706
Television Francaise 1 SA (a)	131,763	1,289,060
Thales SA	111,815	30,177,609
TotalEnergies SE	2,505,219	163,559,999
Ubisoft Entertainment SA (b)	175,133	1,325,023
Unibail-Rodamco-Westfield REIT (b)	180,757	19,692,035
Valeo SE	427,557	5,842,452
Vallourec SACA	14,423	265,774
Valneva SE (a) (b)	156,403	682,950
Veolia Environnement SA	892,583	31,155,315
Vinci SA	576,864	81,333,663
Viridien (b)	7,671	886,506
Vivendi SE (b)	1,228,799	3,414,525
Wendel SE	31,326	3,024,207
Worldline SA (a) (b) (e)	273,531	501,790
		2,281,906,380
GERMANY — 7.1%
1&1 AG	46,063	1,338,943
adidas AG	191,293	37,979,477
AIXTRON SE	144,833	2,943,567
Allianz SE	425,755	195,261,007
Aroundtown SA (b)	1,177,247	3,661,173
Aumovio SE (b)	58,257	2,937,953
Aurubis AG	31,311	4,567,234
Auto1 Group SE (b)	176,268	5,651,593
BASF SE	983,332	51,311,087
Bayer AG	1,077,429	46,831,975
Bayerische Motoren Werke AG	353,314	38,648,426
Bayerische Motoren Werke AG Preference Shares	46,080	4,951,859
Bechtle AG	87,948	4,511,732
Beiersdorf AG	115,783	12,738,738
Bilfinger SE	138,686	17,493,296
BioNTech SE ADR (b)	88,111	8,388,167
Birkenstock Holding PLC (a) (b)	74,050	3,028,645
Brenntag SE	175,398	10,209,175
CANCOM SE	59,038	1,847,837
Carl Zeiss Meditec AG	38,677	1,816,969
Ceconomy AG (b)	182,797	961,793
Commerzbank AG	1,201,430	50,937,826
Continental AG	116,834	9,325,183
CTS Eventim AG & Co. KGaA	51,340	4,733,259
CureVac NV (b)	52,251	236,175
Daimler Truck Holding AG	603,789	26,464,370
Deutsche Bank AG	2,273,332	88,400,918
Deutsche Boerse AG	198,874	52,249,089
Deutsche Lufthansa AG	763,949	7,542,034
Deutsche Pfandbriefbank AG (e)	229,603	1,136,875
Deutsche Post AG	1,039,387	57,043,714

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Deutsche Telekom AG	3,894,486	$126,513,553
Deutz AG	132,457	1,322,296
Dr. Ing hc F Porsche AG Preference Shares (e)	116,982	6,267,712
Duerr AG	51,373	1,360,555
DWS Group GmbH & Co. KGaA (e)	36,820	2,443,245
E.ON SE	2,406,262	45,569,826
Evonik Industries AG	133,841	2,100,054
Evotec SE (a) (b)	131,562	842,096
Fielmann Group AG	29,212	1,494,116
Fraport AG Frankfurt Airport Services Worldwide (b)	58,548	4,809,883
Freenet AG	146,159	5,036,402
Fresenius Medical Care AG	242,100	11,589,473
Fresenius SE & Co. KGaA	455,050	26,176,563
FUCHS SE	60,150	2,119,296
FUCHS SE Preference Shares	75,376	3,376,358
GEA Group AG	198,162	13,451,879
Gerresheimer AG (a)	45,995	1,489,840
Grand City Properties SA	133,517	1,543,002
Grenke AG	29,214	536,615
Hamborner REIT AG	566,230	2,979,241
Hannover Rueck SE	65,998	20,633,531
Hapag-Lloyd AG (a) (e)	20,440	2,823,078
Heidelberg Materials AG	160,759	42,103,179
HelloFresh SE (b)	242,839	1,756,276
Henkel AG & Co. KGaA	112,462	8,585,269
Henkel AG & Co. KGaA Preference Shares	149,677	12,231,345
Hensoldt AG	86,128	7,424,636
HOCHTIEF AG	16,726	6,619,981
HUGO BOSS AG	73,231	3,109,124
Hypoport SE (b)	5,454	822,460
Immatics NV (a) (b)	181,452	1,905,246
Infineon Technologies AG	1,468,129	65,055,760
Jenoptik AG	56,807	1,305,652
Jumia Technologies AG ADR (b)	223,219	2,788,005
Jungheinrich AG Preference Shares	51,340	2,135,695
K&S AG	236,616	3,451,441
KION Group AG	94,307	7,559,295
Knorr-Bremse AG	72,124	8,059,783
Krones AG	16,653	2,655,993
Lanxess AG	102,488	2,120,868
LEG Immobilien SE	73,252	5,355,420
Mercedes-Benz Group AG	865,340	61,049,082
Merck KGaA	159,256	22,930,895
MTU Aero Engines AG	58,504	24,412,682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	149,325	98,595,727
Nemetschek SE	58,473	6,372,914
Nordex SE (b)	111,572	3,815,762
Norma Group SE	53,368	913,846
Patrizia SE	86,247	824,524
Pfeiffer Vacuum Technology AG	7,241	1,347,065
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	197,189	$9,245,022
Puma SE	102,909	2,695,212
Rational AG	7,128	5,537,736
RENK Group AG	102,263	6,439,914
Rheinmetall AG	51,747	94,868,669
RWE AG	754,613	40,111,930
Salzgitter AG	111,900	5,275,240
SAP SE	1,132,758	277,182,222
Sartorius AG Preference Shares	44,262	12,850,328
Schaeffler AG	183,444	1,801,128
Scout24 SE (e)	68,058	6,858,059
Siemens AG	832,183	233,735,110
Siemens Energy AG (b)	760,414	107,525,463
Siemens Healthineers AG (e)	300,435	15,849,844
Siltronic AG	21,998	1,263,359
Sixt SE	13,028	1,083,293
Sixt SE Preference Shares	16,730	1,041,374
Softwareone Holding AG	11,803	135,642
Stabilus SE	24,117	579,230
Stroeer SE & Co. KGaA	44,396	1,929,214
Suedzucker AG	75,278	809,396
Symrise AG	138,853	11,232,674
TAG Immobilien AG	191,416	2,974,218
Talanx AG	71,653	9,576,600
TeamViewer SE (b) (e)	108,533	771,173
thyssenkrupp AG	679,538	7,401,429
Tkms AG& Co. KGaA (b)	34,073	2,645,127
TUI AG (b)	694,519	7,328,053
United Internet AG	68,057	2,212,451
Volkswagen AG (a)	34,659	4,278,125
Volkswagen AG Preference Shares	198,993	24,200,405
Vonovia SE	915,140	26,375,265
Wacker Chemie AG	21,895	1,783,307
Zalando SE (b) (e)	219,969	6,546,404
		2,379,079,244
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	2,018,408	164,249
GUATEMALA — 0.0% *
Millicom International Cellular SA (a)	95,964	5,320,244
HONG KONG — 1.5%
AIA Group Ltd.	12,949,000	132,925,432
ASMPT Ltd.	234,800	2,336,386
Bank of East Asia Ltd.	1,542,725	2,640,084
Cafe de Coral Holdings Ltd. (a)	140,000	88,495
Cathay Pacific Airways Ltd. (a)	1,655,000	2,642,982
Champion REIT (a)	1,702,000	557,603
Chow Sang Sang Holdings International Ltd.	508,000	796,249
CK Asset Holdings Ltd.	2,502,531	12,642,066
CK Infrastructure Holdings Ltd.	287,500	2,127,578
CLP Holdings Ltd.	2,226,500	19,909,347
CTF Services Ltd.	1,971,200	1,891,805

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dah Sing Banking Group Ltd.	658,125	$902,190
Dah Sing Financial Holdings Ltd.	46,885	212,996
DFI Retail Group Holdings Ltd.	688,000	2,717,600
Fortune Real Estate Investment Trust	1,781,000	1,118,917
Futu Holdings Ltd. ADR (b)	75,535	12,403,602
Hang Lung Group Ltd. (a)	1,790,000	3,504,799
Hang Lung Properties Ltd.	2,182,516	2,414,269
Hang Seng Bank Ltd.	864,700	17,052,926
Henderson Land Development Co. Ltd. (a)	1,677,869	6,066,067
HK Electric Investments & HK Electric Investments Ltd. Stapled Security (a)	3,338,500	2,702,197
HKT Trust & HKT Ltd. Stapled Security	5,307,900	7,849,159
Hong Kong & China Gas Co. Ltd.	8,861,625	7,980,984
Hong Kong Exchanges & Clearing Ltd.	1,412,239	73,954,984
Hong Kong Technology Venture Co. Ltd.	841,642	151,384
Hongkong Land Holdings Ltd.	2,283,500	15,870,325
Hysan Development Co. Ltd.	377,841	917,479
Johnson Electric Holdings Ltd. (a)	112,537	429,704
Kerry Properties Ltd.	764,500	1,991,914
Link REIT	3,467,620	15,476,986
LK Technology Holdings Ltd. (a)	92,500	39,336
Long Well International Holdings Ltd. (b) (c)	3,424,000	—
Luk Fook Holdings International Ltd.	132,000	398,535
Man Wah Holdings Ltd.	834,000	489,674
Melco International Development Ltd. (b)	229,000	127,982
Melco Resorts & Entertainment Ltd. ADR (b)	236,238	1,788,322
Modern Dental Group Ltd.	753,966	516,302
MTR Corp. Ltd. (a)	2,324,388	8,899,179
New World Development Co. Ltd. (a) (b)	631,129	589,492
Pacific Basin Shipping Ltd. (a)	9,223,000	2,760,916
Pacific Textiles Holdings Ltd.	1,761,000	282,810
PAX Global Technology Ltd.	1,661,000	1,077,671
PCCW Ltd.	1,977,875	1,372,201
Power Assets Holdings Ltd.	1,515,500	10,738,077
Prudential PLC	2,841,677	43,745,040
Realord Group Holdings Ltd. (a) (b)	550,000	947,581
Sino Land Co. Ltd. (a)	10,974,132	14,409,408
Sun Hung Kai Properties Ltd.	1,585,509	19,290,512
Sunlight Real Estate Investment Trust	1,542,000	465,562
Swire Pacific Ltd. Class A	25,500	205,415
Swire Pacific Ltd. Class B	892,500	1,330,121
Swire Properties Ltd.	1,445,200	3,895,458
Security Description	Shares	Value
Techtronic Industries Co. Ltd.	1,622,000	$18,734,220
Value Partners Group Ltd.	402,000	124,987
Vitasoy International Holdings Ltd. (a)	230,000	184,981
VTech Holdings Ltd.	198,900	1,567,741
Wharf Real Estate Investment Co. Ltd.	1,349,000	4,260,091
Yue Yuen Industrial Holdings Ltd. (a)	921,500	1,890,712
Yuexiu Real Estate Investment Trust (a)	421,000	46,516
		492,455,351
INDONESIA — 0.0% *
First Pacific Co. Ltd.	3,780,000	2,894,431
Jardine Matheson Holdings Ltd.	183,905	12,577,263
		15,471,694
IRELAND — 0.3%
AerCap Holdings NV	204,661	29,422,066
AIB Group PLC	2,550,453	27,557,504
Amarin Corp. PLC ADR (a) (b)	15,738	219,624
Bank of Ireland Group PLC	1,012,242	19,467,061
C&C Group PLC	577,987	1,049,519
Glanbia PLC	138,873	2,379,621
Greencore Group PLC	477,627	1,631,777
Kerry Group PLC Class A	170,150	15,586,955
Kingspan Group PLC	160,770	14,000,737
		111,314,864
ISRAEL — 1.1%
Airport City Ltd. (b)	67,993	1,329,310
Alony Hetz Properties & Investments Ltd.	147,649	1,816,021
Amot Investments Ltd.	197,512	1,549,308
Ashdod Refinery Ltd. (b)	67,083	1,241,849
Bank Hapoalim BM	1,568,544	35,459,695
Bank Leumi Le-Israel BM	1,770,057	38,987,795
Bezeq The Israeli Telecommunication Corp. Ltd.	2,376,050	5,292,454
Camtek Ltd. (b)	19,601	2,106,411
Cellebrite DI Ltd. (a) (b)	161,962	2,920,175
Check Point Software Technologies Ltd. (a) (b)	140,988	26,161,733
Clal Insurance Enterprises Holdings Ltd.	71,805	4,634,398
Compugen Ltd. (a) (b)	326,256	499,172
Delek Group Ltd.	13,154	3,511,888
Elbit Systems Ltd.	27,750	15,986,006
Electra Ltd.	30,204	1,032,988
Enlight Renewable Energy Ltd. (b)	146,535	6,657,552
First International Bank of Israel Ltd.	56,944	4,475,690
Gav-Yam Lands Corp. Ltd.	95,904	1,159,723
Global-e Online Ltd. (a) (b)	83,422	3,279,319
Harel Insurance Investments & Financial Services Ltd.	124,140	4,841,581

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ICL Group Ltd.	1,011,472	$5,807,768
Innoviz Technologies Ltd. (a) (b)	948,770	809,396
Isracard Ltd.	58,048	284,129
Israel Discount Bank Ltd. Class A	1,267,753	13,452,796
Kornit Digital Ltd. (b)	202,092	2,906,083
Melisron Ltd.	22,149	2,872,261
Menora Mivtachim Holdings Ltd.	17,964	2,251,207
Migdal Insurance & Financial Holdings Ltd. (b)	530,762	2,574,623
Mivne Real Estate KD Ltd.	633,848	3,100,527
Mizrahi Tefahot Bank Ltd.	160,524	11,201,574
Nano Dimension Ltd. ADR (a) (b)	320,405	493,424
Nano-X Imaging Ltd. (a) (b)	183,157	512,840
Next Vision Stabilized Systems Ltd.	59,856	3,942,071
Nice Ltd. (b)	71,472	8,008,111
Nova Ltd. (b)	28,803	9,634,739
Oddity Tech Ltd. Class A (a) (b)	48,947	1,966,690
Paz Retail & Energy Ltd.	9,222	2,068,881
Phoenix Financial Ltd.	252,166	10,428,125
Plus500 Ltd.	115,714	5,649,771
Radware Ltd. (b)	43,838	1,056,057
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	12,623	1,392,962
Reit 1 Ltd.	1,393,740	11,899,114
Sapiens International Corp. NV	28,720	1,249,245
Shapir Engineering & Industry Ltd.	152,688	1,499,045
Shikun & Binui Ltd. (b)	269,757	1,557,381
Shufersal Ltd.	305,411	3,810,091
Strauss Group Ltd.	395,950	13,790,107
Tel Aviv Stock Exchange Ltd.	69,838	2,079,516
Teva Pharmaceutical Industries Ltd. ADR (b)	1,278,949	39,915,998
Tower Semiconductor Ltd. (b)	116,757	13,664,573
Wix.com Ltd. (b)	54,110	5,621,488
ZIM Integrated Shipping Services Ltd.	169,629	3,601,224
		352,044,885
ITALY — 2.9%
A2A SpA	1,636,352	4,439,391
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	97	—
Amplifon SpA (a)	90,048	1,454,158
Azimut Holding SpA	118,844	4,988,461
Banca Generali SpA	80,556	5,411,637
Banca IFIS SpA	214,679	6,399,056
Banca Mediolanum SpA	273,855	6,262,120
Banca Monte dei Paschi di Siena SpA	2,400,582	25,740,801
Banca Popolare di Sondrio SpA	807,562	15,791,553
Banco BPM SpA (a)	1,784,133	27,281,795
BFF Bank SpA (b) (e)	323,243	3,606,513
Biesse SpA	12,610	105,742
BPER Banca SpA	1,545,311	21,052,739
Security Description	Shares	Value
Brembo NV (a)	493,697	$5,459,031
Brunello Cucinelli SpA (a)	36,965	4,272,763
Coca-Cola HBC AG	236,525	12,222,857
Davide Campari-Milano NV (a)	576,570	3,750,073
De' Longhi SpA	81,402	3,489,496
DiaSorin SpA	27,328	2,202,385
Enav SpA (e)	272,314	1,507,628
Enel SpA	8,227,542	85,777,040
Eni SpA	2,645,398	50,145,190
ERG SpA	58,889	1,520,186
Esprinet SpA	448,050	3,251,994
Ferrari NV	133,583	49,999,768
FinecoBank Banca Fineco SpA	558,999	14,574,670
Generali	1,211,355	50,860,686
Hera SpA	807,532	3,812,594
Immobiliare Grande Distribuzione SIIQ SpA REIT	588,480	2,398,258
Infrastrutture Wireless Italiane SpA (a) (e)	256,873	2,378,783
Interpump Group SpA	220,236	12,099,941
Intesa Sanpaolo SpA	18,448,574	128,289,937
Iren SpA	3,328,582	9,992,056
Italgas SpA	450,879	5,038,526
Iveco Group NV	222,516	4,906,546
Leonardo SpA	524,742	30,296,498
Lottomatica Group SpA	339,330	8,926,989
MFE-MediaForEurope NV Class A	480,045	1,739,853
MFE-MediaForEurope NV Class B (a)	161,289	778,541
Moncler SpA	247,705	15,977,176
Nexi SpA (a) (e)	269,306	1,335,046
Pirelli & C SpA (e)	436,205	3,000,036
Poste Italiane SpA (e)	573,952	14,479,200
PRADA SpA	525,000	3,035,267
Prysmian SpA	323,982	32,867,662
Recordati Industria Chimica e Farmaceutica SpA	175,401	9,999,230
Reply SpA	88,384	11,906,162
Ryanair Holdings PLC ADR (a)	345,179	24,918,472
Saipem SpA (a)	919,531	2,618,863
Salvatore Ferragamo SpA (a) (b)	75,205	726,911
Snam SpA	2,411,791	16,020,785
Technogym SpA (e)	192,865	3,655,878
Telecom Italia SpA (a) (b) (d)	16,085,306	9,706,399
Telecom Italia SpA (b) (d)	4,347,466	3,180,966
Terna - Rete Elettrica Nazionale	1,576,258	16,761,100
UniCredit SpA	1,843,900	153,582,177
Unipol Assicurazioni SpA	404,827	9,779,992
Wizz Air Holdings PLC (a) (b) (e)	94,804	1,627,105
Zignago Vetro SpA (a)	438,498	4,001,505
		961,406,187
IVORY COAST — 0.0% *
Endeavour Mining PLC	201,310	10,484,289
JAPAN — 21.2%
77 Bank Ltd.	81,400	3,916,153

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ABC-Mart, Inc.	28,500	$483,015
Acom Co. Ltd.	726,500	2,291,503
Activia Properties, Inc. REIT	507	455,425
ADEKA Corp.	92,400	2,284,873
Advance Residence Investment Corp. REIT	3,048	3,332,975
Advanced Media, Inc.	6,800	46,723
Advantest Corp.	894,100	112,001,362
Aeon Co. Ltd.	3,160,955	49,951,740
AEON Financial Service Co. Ltd.	147,000	1,627,133
AEON REIT Investment Corp.	545	477,390
AGC, Inc. (a)	202,200	6,698,935
Aica Kogyo Co. Ltd.	13,300	298,506
Ain Holdings, Inc.	6,000	255,893
Air Water, Inc.	202,200	2,911,515
Aisin Corp.	808,100	15,085,015
Ajinomoto Co., Inc.	1,045,600	22,126,736
Akita Bank Ltd.	16,555	425,110
Alconix Corp.	20,300	325,976
Alfresa Holdings Corp.	204,000	3,163,890
Alps Alpine Co. Ltd.	203,000	2,581,776
ALSOK Co. Ltd.	417,600	3,280,962
Amada Co. Ltd.	525,300	6,206,613
Amano Corp.	23,000	618,048
ANA Holdings, Inc.	113,800	2,162,813
Anritsu Corp.	34,000	486,861
Aoyama Trading Co. Ltd.	2,100	33,976
Aozora Bank Ltd. (a)	131,700	2,108,107
Arcs Co. Ltd.	21,600	466,465
ARE Holdings, Inc.	33,200	676,730
As One Corp.	20,000	306,740
Asahi Group Holdings Ltd.	2,102,208	21,988,389
Asahi Intecc Co. Ltd.	170,500	3,195,277
Asahi Kasei Corp.	1,461,750	12,953,337
Asics Corp.	982,900	23,546,458
Astellas Pharma, Inc.	2,382,900	31,818,621
Atom Corp. (a) (b)	943,800	3,329,748
Awa Bank Ltd.	2,310	64,623
Azbil Corp.	538,500	4,887,022
Bandai Namco Holdings, Inc.	791,400	21,064,281
Bank of Iwate Ltd.	204,955	6,799,362
BASE, Inc. (a)	458,200	932,507
BayCurrent, Inc.	210,100	8,712,559
Bic Camera, Inc. (a)	170,500	1,829,602
BIPROGY, Inc.	82,700	2,856,473
Blue Zones Holdings Co. Ltd.	27,100	1,470,795
Bridgestone Corp.	1,342,730	30,102,097
Brother Industries Ltd.	203,200	4,047,277
Calbee, Inc.	133,000	2,537,051
Can Do Co. Ltd. (a)	5,300	115,640
Canon Marketing Japan, Inc. (a)	48,900	2,146,677
Canon, Inc. (a)	1,411,616	41,723,927
Capcom Co. Ltd.	499,000	11,623,012
Casio Computer Co. Ltd.	736,200	5,964,937
CCI Group, Inc. (a)	165,550	853,389
Central Japan Railway Co.	1,258,800	34,829,919
Security Description	Shares	Value
Change Holdings, Inc. (a)	51,600	$325,905
Chiba Bank Ltd.	715,850	7,983,067
Chubu Electric Power Co., Inc.	730,065	11,234,277
Chugai Pharmaceutical Co. Ltd.	812,040	42,704,046
Chugin Financial Group, Inc.	202,200	3,186,928
Chugoku Electric Power Co., Inc.	202,700	1,286,717
Citizen Watch Co. Ltd.	205,100	1,669,639
CKD Corp.	56,700	1,106,906
Coca-Cola Bottlers Japan Holdings, Inc.	201,800	4,079,902
Colowide Co. Ltd. (a)	2,400	26,933
Comforia Residential REIT, Inc.	127	270,213
COMSYS Holdings Corp.	118,900	3,454,468
Cosmo Energy Holdings Co. Ltd.	119,000	3,169,639
Cosmos Pharmaceutical Corp.	66,600	3,374,933
Credit Saison Co. Ltd.	161,700	4,341,023
Creek & River Co. Ltd.	9,600	92,788
Cyber Security Cloud, Inc. (a)	31,300	358,039
CyberAgent, Inc.	646,700	5,520,333
Dai Nippon Printing Co. Ltd.	550,100	9,454,652
Daicel Corp.	206,100	1,839,509
Dai-Dan Co. Ltd.	120,000	1,895,563
Daido Steel Co. Ltd.	207,700	2,119,469
Daifuku Co. Ltd.	499,800	15,713,512
Dai-ichi Life Holdings, Inc.	5,143,500	42,773,628
Daiichi Sankyo Co. Ltd.	2,189,295	46,762,319
Daiichikosho Co. Ltd.	30,000	322,498
Daikin Industries Ltd.	336,610	43,121,814
Daio Paper Corp.	41,700	247,681
Daiseki Co. Ltd. (a)	21,720	471,135
Daishi Hokuetsu Financial Group, Inc.	456,902	4,745,520
Daito Trust Construction Co. Ltd.	394,375	7,512,863
Daiwa House Industry Co. Ltd.	733,700	24,331,064
Daiwa House REIT Investment Corp.	4,281	3,911,061
Daiwa Office Investment Corp. REIT	184	439,618
Daiwa Securities Group, Inc.	2,895,950	25,320,741
Daiwa Securities Living Investments Corp. REIT	570	414,922
Daiwabo Holdings Co. Ltd.	40,000	786,245
DCM Holdings Co. Ltd.	49,200	510,064
DeNA Co. Ltd. (a)	202,800	3,283,718
Denka Co. Ltd.	7,000	122,521
Denso Corp.	2,396,540	32,994,566
Dentsu Group, Inc.	166,400	3,528,748
Dexerials Corp.	161,700	2,711,592
DIC Corp. (a)	36,700	855,307
Digital Garage, Inc.	12,500	215,796
Dip Corp. (a)	32,300	455,821
Disco Corp.	100,700	30,946,563
DMG Mori Co. Ltd. (a)	143,600	2,414,939
Dowa Holdings Co. Ltd. (a)	75,800	3,594,026
Duskin Co. Ltd.	18,300	496,772
East Japan Railway Co.	1,402,100	36,961,161

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ebara Corp.	558,100	$13,117,104
Eisai Co. Ltd.	376,551	11,194,792
Electric Power Development Co. Ltd.	196,200	3,959,173
EM Systems Co. Ltd. (a)	45,000	227,950
en, Inc.	33,700	331,313
ENEOS Holdings, Inc.	3,588,000	25,339,985
eRex Co. Ltd.	212,700	833,186
Eternal Hospitality Group Co. Ltd. (a)	34,800	761,517
euglena Co. Ltd. (a) (b)	665,800	1,699,065
EXEO Group, Inc.	255,000	4,228,173
Ezaki Glico Co. Ltd. (a)	48,500	1,677,365
FANUC Corp.	1,235,575	47,958,393
Fast Retailing Co. Ltd.	236,900	86,057,520
Feed One Co. Ltd.	941,280	6,359,473
Financial Partners Group Co. Ltd.	207,200	2,538,033
FINDEX, Inc. (a)	188,900	1,094,269
Fixstars Corp.	33,900	338,686
Focus Systems Corp. (a)	13,300	154,005
Food & Life Cos. Ltd.	153,200	7,734,037
Foster Electric Co. Ltd. (a)	522,200	9,031,766
FP Corp.	11,600	194,635
Freee KK (a) (b)	19,200	368,088
Fronteo, Inc. (b)	12,000	66,835
Frontier Real Estate Investment Corp. REIT	885	525,089
Fuji Corp.	29,600	687,573
Fuji Electric Co. Ltd.	157,900	11,937,319
Fuji Kyuko Co. Ltd.	11,500	152,164
Fuji Oil Co. Ltd.	20,000	465,852
Fuji Seal International, Inc.	17,500	350,011
FUJIFILM Holdings Corp.	1,637,030	34,924,421
Fujikura Ltd.	291,100	32,388,810
Fujitsu Ltd.	1,955,710	54,013,006
Fukuoka Financial Group, Inc.	253,234	8,186,141
Fukuyama Transporting Co. Ltd.	9,000	253,788
Funai Soken Holdings, Inc. (a)	82,800	605,371
Furukawa Electric Co. Ltd.	205,455	13,120,703
Fuyo General Lease Co. Ltd.	30,000	821,653
GA Technologies Co. Ltd.	15,300	172,869
Gakujo Co. Ltd. (a)	23,700	265,207
giftee, Inc. (a)	33,500	268,436
Glory Ltd.	15,000	379,055
GLP J-Reit	5,250	4,987,240
GMO internet group, Inc.	26,400	659,895
GMO Payment Gateway, Inc.	31,600	1,966,218
GNI Group Ltd. (a) (b)	85,300	1,312,601
Godo Steel Ltd. (a)	52,000	1,308,750
Goldwin, Inc.	94,800	1,517,756
GS Yuasa Corp.	74,100	1,772,784
GungHo Online Entertainment, Inc. (b)	8,100	130,069
Gunma Bank Ltd.	529,100	5,831,256
H.U. Group Holdings, Inc.	20,000	431,529
Security Description	Shares	Value
Hachijuni Bank Ltd.	724,600	$7,847,194
Hakuhodo DY Holdings, Inc.	206,600	1,537,522
Hamamatsu Photonics KK	568,500	6,024,297
Hankyu Hanshin Holdings, Inc.	207,700	5,224,799
Hankyu Hanshin REIT, Inc.	5,262	5,582,766
Hanwa Co. Ltd.	18,700	855,396
Harmonic Drive Systems, Inc.	67,500	1,627,803
Haseko Corp.	207,000	4,104,475
Hazama Ando Corp.	162,500	1,960,429
Heiwa Real Estate REIT, Inc.	772	774,241
Hikari Tsushin, Inc.	24,400	6,810,425
Hino Motors Ltd. (b)	203,700	501,631
Hirogin Holdings, Inc.	197,000	1,987,658
Hirose Electric Co. Ltd.	22,240	2,453,927
HIS Co. Ltd.	46,700	393,574
Hisamitsu Pharmaceutical Co., Inc.	23,800	666,877
Hitachi Construction Machinery Co. Ltd.	77,600	2,292,182
Hitachi Ltd.	5,195,075	162,469,346
Hokkaido Electric Power Co., Inc. (a)	258,900	1,735,965
Hokuhoku Financial Group, Inc. (a)	192,700	5,642,879
Hokuriku Electric Power Co. (a)	204,600	1,273,977
Honda Motor Co. Ltd.	4,594,625	45,024,364
Horiba Ltd.	47,800	4,867,064
Hoshino Resorts REIT, Inc.	196	326,615
Hoshizaki Corp.	86,100	2,863,500
House Foods Group, Inc.	12,000	220,371
Hoya Corp.	406,006	61,349,658
Hulic Co. Ltd. (a)	676,100	7,395,282
Hulic Reit, Inc.	1,701	1,915,382
Hyakugo Bank Ltd.	202,550	1,480,891
Ibiden Co. Ltd. (a)	281,000	12,066,803
Ichigo Office REIT Investment Corp.	14,639	9,087,210
Idemitsu Kosan Co. Ltd.	1,324,270	9,994,650
IHI Corp.	1,202,600	21,133,444
Iida Group Holdings Co. Ltd.	188,600	3,027,924
Iino Kaiun Kaisha Ltd. (a)	158,000	1,429,353
Inaba Denki Sangyo Co. Ltd.	75,800	1,232,908
Industrial & Infrastructure Fund Investment Corp. REIT	5,057	4,974,892
Infomart Corp. (a)	1,457,400	3,942,311
INFRONEER Holdings, Inc.	135,812	1,852,474
Inpex Corp. (a)	943,900	18,830,427
Intage Holdings, Inc. (a)	476,000	5,369,026
Internet Initiative Japan, Inc.	170,200	3,002,891
Invincible Investment Corp. REIT (a)	7,094	2,914,629
Iriso Electronics Co. Ltd.	4,400	90,248
Isetan Mitsukoshi Holdings Ltd.	526,600	7,643,083
Istyle, Inc. (a)	958,900	2,875,262
Isuzu Motors Ltd.	919,700	14,313,746
ITmedia, Inc. (a)	9,100	93,761
Ito En Ltd.	8,200	160,866

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ITOCHU Corp.	8,008,250	$100,904,614
Itoham Yonekyu Holdings, Inc.	29,100	1,039,650
Iwatani Corp.	210,400	2,211,452
Iyogin Holdings, Inc.	337,900	5,500,347
Izumi Co. Ltd.	6,100	116,750
J Front Retailing Co. Ltd. (a)	202,600	2,837,137
Jade Group, Inc. (b)	90,600	834,645
JAFCO Group Co. Ltd. (a)	41,100	631,924
Japan Airlines Co. Ltd.	144,100	2,670,647
Japan Airport Terminal Co. Ltd.	63,900	1,788,034
Japan Elevator Service Holdings Co. Ltd.	102,400	1,135,745
Japan Excellent, Inc. REIT (a)	2,028	1,927,794
Japan Exchange Group, Inc.	1,463,000	15,643,166
Japan Hotel REIT Investment Corp.	5,251	2,740,322
Japan Logistics Fund, Inc. REIT	111	73,719
Japan Metropolitan Fund Invest REIT	7,549	5,976,783
Japan Petroleum Exploration Co. Ltd.	657,000	6,580,688
Japan Post Bank Co. Ltd.	2,085,700	29,393,673
Japan Post Holdings Co. Ltd.	2,254,600	23,740,581
Japan Post Insurance Co. Ltd.	137,100	4,121,441
Japan Prime Realty Investment Corp. REIT	5,315	3,584,137
Japan Real Estate Investment Corp. REIT	8,084	6,751,064
Japan Steel Works Ltd.	78,700	3,855,544
Japan Tobacco, Inc. (a)	1,310,100	47,140,030
JCR Pharmaceuticals Co. Ltd. (a)	24,400	110,835
Jeol Ltd.	15,300	491,080
JFE Holdings, Inc. (a)	732,210	9,331,012
JGC Holdings Corp.	203,900	2,472,244
JMDC, Inc.	24,400	620,332
JTEKT Corp.	204,900	2,268,024
Justsystems Corp.	13,100	422,891
JX Advanced Metals Corp.	756,500	9,459,568
Kadokawa Corp.	184,200	3,732,299
Kagome Co. Ltd. (a)	11,700	201,239
Kajima Corp.	588,437	21,905,196
Kakaku.com, Inc.	206,300	3,042,940
Kaken Pharmaceutical Co. Ltd.	36,900	945,188
Kamigumi Co. Ltd.	88,400	2,853,705
Kanadevia Corp.	134,100	812,753
Kandenko Co. Ltd.	168,200	5,395,449
Kaneka Corp.	7,600	213,098
Kanematsu Corp.	140,000	1,606,814
Kansai Electric Power Co., Inc.	1,276,100	19,986,765
Kansai Paint Co. Ltd.	206,300	3,257,472
Kao Corp.	699,600	27,944,723
Katitas Co. Ltd.	20,300	413,136
Kawasaki Heavy Industries Ltd.	208,700	13,820,575
Kawasaki Kisen Kaisha Ltd. (a)	748,900	10,420,434
KDDI Corp.	3,063,800	52,941,416
Security Description	Shares	Value
KDX Realty Investment Corp. REIT	6,094	$6,838,716
Keihan Holdings Co. Ltd.	119,300	2,571,787
Keikyu Corp. (a)	208,000	2,034,948
Keio Corp.	83,800	2,167,375
Keisei Electric Railway Co. Ltd.	641,100	5,272,116
Kewpie Corp.	135,000	3,725,860
Key Coffee, Inc.	16,100	204,916
Keyence Corp.	225,100	81,397,608
Kikkoman Corp.	1,067,800	9,687,145
Kinden Corp.	160,800	6,968,735
Kintetsu Group Holdings Co. Ltd.	119,410	2,338,758
Kioxia Holdings Corp. (b)	205,500	13,680,771
Kirin Holdings Co. Ltd.	934,900	14,004,563
Kiyo Bank Ltd.	111,000	2,308,590
KNT-CT Holdings Co. Ltd. (a) (b)	71,300	745,092
Kobayashi Pharmaceutical Co. Ltd. (a)	14,300	495,202
Kobe Bussan Co. Ltd. (a)	127,000	3,070,784
Kobe Steel Ltd.	525,299	6,940,535
Koei Tecmo Holdings Co. Ltd.	42,120	512,040
Koito Manufacturing Co. Ltd.	176,500	2,601,136
Kokusai Electric Corp.	171,300	6,005,254
Kokuyo Co. Ltd. (a)	759,100	4,240,926
Komatsu Ltd.	1,310,020	41,788,255
Konami Group Corp.	110,900	15,091,371
Konica Minolta, Inc.	1,262,375	5,477,312
Kosaido Holdings Co. Ltd. (a)	603,900	1,741,445
Kose Corp.	10,300	344,330
Kotobuki Spirits Co. Ltd.	48,000	561,319
Kraftia Corp.	70,100	3,442,277
K's Holdings Corp.	202,600	2,091,984
Kubota Corp. (a)	1,479,250	20,917,781
Kuraray Co. Ltd. (a)	524,900	5,314,468
Kureha Corp.	24,000	625,475
Kurita Water Industries Ltd.	174,310	7,059,363
Kusuri No. Aoki Holdings Co. Ltd. (a)	21,000	626,738
Kyocera Corp.	1,570,200	22,003,536
Kyoritsu Maintenance Co. Ltd.	2,400	42,910
Kyoto Financial Group, Inc.	255,600	5,588,320
Kyowa Kirin Co. Ltd. (a)	204,100	3,290,444
Kyushu Electric Power Co., Inc.	527,400	5,649,332
Kyushu Financial Group, Inc.	203,900	1,324,254
Kyushu Railway Co.	107,900	2,804,457
LaSalle Logiport REIT	298	301,527
Lasertec Corp. (a)	97,300	18,402,236
Lifenet Insurance Co. (a) (b)	135,000	1,673,451
LIKE, Inc. (a)	6,200	61,112
Lion Corp. (a)	202,400	2,129,303
Lixil Corp.	204,200	2,468,065
LY Corp.	4,989,500	13,280,292
M3, Inc.	666,700	8,991,699
Mabuchi Motor Co. Ltd.	171,600	1,574,829
Macnica Holdings, Inc.	156,900	2,394,866
Makita Corp.	302,900	9,153,959

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Mani, Inc. (a)	21,000	$194,399
Marubeni Corp.	2,321,850	64,480,609
Maruha Nichiro Corp.	30,600	251,055
Marui Group Co. Ltd.	204,500	4,202,332
Maruichi Steel Tube Ltd.	196,500	1,819,015
Maruwa Co. Ltd.	11,200	3,043,925
MatsukiyoCocokara & Co.	515,080	8,911,908
Matsuya Co. Ltd. (a)	730,100	8,598,454
Mazda Motor Corp. (a)	732,700	5,698,180
McDonald's Holdings Co. Japan Ltd.	61,600	2,511,238
Mebuki Financial Group, Inc.	933,900	6,184,492
Medipal Holdings Corp.	734,499	12,980,077
Medley, Inc. (a) (b)	61,500	924,785
MEIJI Holdings Co. Ltd.	306,700	6,819,034
Meiko Network Japan Co. Ltd. (a)	730,000	3,348,560
MEITEC Group Holdings, Inc.	31,500	712,616
Menicon Co. Ltd.	20,200	205,808
Mercari, Inc. (b)	74,200	1,500,616
Metaplanet, Inc. (a) (b)	1,229,500	3,176,800
Micronics Japan Co. Ltd. (a)	66,600	2,995,502
Milbon Co. Ltd.	22,600	351,086
Minebea Mitsumi, Inc.	526,600	10,552,494
Mirait One Corp.	39,700	887,738
MISUMI Group, Inc.	233,100	3,639,004
Mitsubishi Chemical Group Corp.	1,668,500	9,740,945
Mitsubishi Corp.	4,984,114	114,026,175
Mitsubishi Electric Corp.	2,770,650	81,045,202
Mitsubishi Estate Co. Ltd.	1,465,225	35,718,043
Mitsubishi Estate Logistics REIT Investment Corp.	417	353,563
Mitsubishi Gas Chemical Co., Inc.	204,100	3,697,355
Mitsubishi HC Capital, Inc.	1,297,500	10,852,164
Mitsubishi Heavy Industries Ltd.	3,808,100	93,292,316
Mitsubishi Logistics Corp.	327,500	2,502,034
Mitsubishi Materials Corp.	154,200	3,610,412
Mitsubishi Motors Corp.	940,600	2,226,308
Mitsubishi UFJ Financial Group, Inc.	13,831,824	219,992,582
Mitsui & Co. Ltd.	3,444,552	102,032,313
Mitsui Chemicals, Inc.	334,420	4,271,325
Mitsui E&S Co. Ltd.	157,600	5,590,328
Mitsui Fudosan Accommodations Fund, Inc. REIT	2,595	2,225,066
Mitsui Fudosan Co. Ltd.	3,014,200	34,238,943
Mitsui Fudosan Logistics Park, Inc. REIT	3,406	2,653,179
Mitsui High-Tec, Inc.	127,500	618,202
Mitsui Kinzoku Co. Ltd.	82,100	9,236,872
Mitsui OSK Lines Ltd. (a)	390,965	11,748,031
Mitsui-Soko Holdings Co. Ltd.	60,000	1,427,414
Miura Co. Ltd.	141,100	2,735,672
MIXI, Inc.	2,100	36,535
Mizuho Financial Group, Inc.	2,792,070	101,533,057
Security Description	Shares	Value
Mochida Pharmaceutical Co. Ltd.	12,000	$270,631
Modec, Inc.	78,500	5,959,680
Monex Group, Inc.	72,300	337,180
Money Forward, Inc. (b)	31,200	929,163
MonotaRO Co. Ltd. (a)	176,000	2,807,669
Mori Hills REIT Investment Corp.	482	458,184
Mori Trust Reit, Inc.	474	236,176
Morinaga & Co. Ltd.	41,800	709,356
Morinaga Milk Industry Co. Ltd.	24,000	570,200
MS&AD Insurance Group Holdings, Inc.	1,666,397	39,154,934
m-up Holdings, Inc.	22,800	132,077
Murata Manufacturing Co. Ltd.	2,281,500	47,247,115
Musashino Bank Ltd.	208,555	6,466,409
Nabtesco Corp.	140,900	3,369,123
Nachi-Fujikoshi Corp.	1,500	41,628
Nagase & Co. Ltd.	175,600	4,261,587
Nagawa Co. Ltd. (a)	15,700	647,051
Nagoya Railroad Co. Ltd. (a)	190,400	2,043,145
Nakanishi, Inc.	32,700	413,274
Namura Shipbuilding Co. Ltd.	122,800	2,773,371
Nankai Electric Railway Co. Ltd.	29,100	551,293
Nanto Bank Ltd.	208,355	7,922,395
NEC Corp.	1,535,000	52,000,702
Nexon Co. Ltd.	634,200	15,484,280
NexTone, Inc. (a) (b)	25,800	272,246
NGK Insulators Ltd.	207,900	4,444,626
NH Foods Ltd.	106,000	4,434,221
NHK Spring Co. Ltd.	204,700	3,287,711
Nichias Corp.	24,600	1,063,444
Nichirei Corp.	494,900	5,891,629
NIDEC Corp.	1,429,200	19,439,564
Nifco, Inc.	100,100	3,093,460
Nihon Kohden Corp.	182,400	1,958,462
Nihon M&A Center Holdings, Inc.	125,300	576,199
Nihon Parkerizing Co. Ltd.	40,600	368,585
Nikkon Holdings Co. Ltd.	189,200	4,111,233
Nikon Corp. (a)	731,900	8,143,377
Nintendo Co. Ltd.	1,359,500	91,893,856
Nippon Building Fund, Inc. REIT	9,305	8,483,106
Nippon Electric Glass Co. Ltd.	33,700	1,323,318
Nippon Express Holdings, Inc.	182,100	3,893,056
Nippon Gas Co. Ltd.	43,500	824,376
Nippon Kayaku Co. Ltd.	151,400	1,624,161
Nippon Paint Holdings Co. Ltd. (a)	1,510,500	10,094,413
Nippon Parking Development Co. Ltd.	1,674,500	2,777,569
Nippon Prologis REIT, Inc.	6,759	4,005,940
NIPPON REIT Investment Corp. (a)	388	244,565
Nippon Sanso Holdings Corp.	202,900	6,042,535
Nippon Shinyaku Co. Ltd.	18,500	666,847
Nippon Shokubai Co. Ltd.	48,800	624,380
Nippon Steel Corp.	6,025,300	24,670,883

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Nippon Television Holdings, Inc.	2,000	$48,550
Nippon Yusen KK (a)	633,265	20,515,612
Nipro Corp.	181,300	1,708,380
Nishimatsu Construction Co. Ltd.	24,600	897,085
Nishi-Nippon Financial Holdings, Inc.	153,800	3,150,670
Nishi-Nippon Railroad Co. Ltd.	16,000	285,406
Nissan Chemical Corp.	165,900	5,676,237
Nissan Motor Co. Ltd. (a) (b)	2,918,941	7,264,531
Nissei ASB Machine Co. Ltd.	7,300	292,475
Nisshin Seifun Group, Inc.	205,600	2,521,058
Nisshinbo Holdings, Inc.	190,100	1,589,978
Nissin Foods Holdings Co. Ltd.	167,700	3,114,986
Nissui Corp.	492,300	3,593,041
Niterra Co. Ltd.	189,500	8,331,012
Nitori Holdings Co. Ltd.	406,600	7,114,106
Nitto Boseki Co. Ltd.	42,600	2,772,146
Nitto Denko Corp.	963,000	22,823,982
NOF Corp.	170,400	3,273,306
Nojima Corp.	180,000	1,366,551
NOK Corp.	53,700	962,006
Nomura Holdings, Inc.	3,538,085	29,366,478
Nomura Real Estate Holdings, Inc.	654,200	4,035,927
Nomura Real Estate Master Fund, Inc. REIT	5,270	5,819,879
Nomura Research Institute Ltd.	570,000	21,895,244
NS Solutions Corp. (a)	112,300	3,168,143
NSD Co. Ltd.	29,700	656,358
NSK Ltd.	527,300	3,282,652
NTN Corp. (a)	714,000	1,674,480
NTT UD REIT Investment Corp.	285	255,281
NTT, Inc.	33,452,200	33,656,014
Nxera Pharma Co. Ltd. (a) (b)	68,700	362,467
Obayashi Corp.	734,050	15,309,002
Obic Co. Ltd.	443,000	13,910,785
Odakyu Electric Railway Co. Ltd.	525,699	5,728,373
Ogaki Kyoritsu Bank Ltd.	16,555	495,346
Oisix ra daichi, Inc.	4,200	40,005
Oji Holdings Corp.	748,700	4,108,786
Okinawa Financial Group, Inc.	205,000	6,231,937
OKUMA Corp.	23,600	546,544
Olympus Corp.	1,467,800	18,583,362
Omron Corp.	203,700	5,146,269
Ono Pharmaceutical Co. Ltd. (a)	727,200	10,079,058
Open House Group Co. Ltd.	81,200	4,766,994
Oracle Corp. Japan	34,200	2,877,910
Organo Corp.	30,000	2,479,505
Oriental Land Co. Ltd.	1,330,300	24,599,665
ORIX Corp.	1,464,300	42,543,125
Orix JREIT, Inc.	4,471	3,032,105
Osaka Gas Co. Ltd.	534,800	18,526,677
Osaka Soda Co. Ltd. (a)	100,000	1,381,862
OSAKA Titanium Technologies Co. Ltd. (a)	113,800	1,365,644
OSG Corp.	39,500	576,076
Security Description	Shares	Value
Otsuka Corp.	208,600	$4,301,223
Otsuka Holdings Co. Ltd.	728,000	41,210,527
PALTAC Corp.	12,000	369,313
Pan Pacific International Holdings Corp.	3,281,400	19,517,364
Panasonic Holdings Corp.	2,736,850	35,331,372
Park24 Co. Ltd.	50,100	668,021
Penta-Ocean Construction Co. Ltd.	197,700	1,987,153
PeptiDream, Inc. (a) (b)	121,800	1,287,197
Persol Holdings Co. Ltd.	2,851,600	5,286,771
Pharma Foods International Co. Ltd.	167,900	727,322
Pigeon Corp. (a)	188,300	1,935,918
Pilot Corp. (a)	15,200	472,548
Pola Orbis Holdings, Inc. (a)	30,800	255,840
Rakus Co. Ltd.	62,600	415,350
Rakuten Bank Ltd. (b)	122,300	5,393,075
Rakuten Group, Inc. (b)	1,989,200	12,741,439
Recruit Holdings Co. Ltd.	1,952,900	110,225,566
Relo Group, Inc.	128,200	1,403,088
Remixpoint, Inc. (a) (b)	124,300	199,838
Renesas Electronics Corp. (b)	2,209,200	30,161,651
Rengo Co. Ltd.	532,200	4,127,016
RENOVA, Inc. (b)	15,500	67,737
ReproCELL, Inc. (a) (b)	733,500	655,141
Resona Holdings, Inc.	2,401,700	22,876,252
Resonac Holdings Corp.	179,100	7,456,739
Resorttrust, Inc.	74,200	929,009
Ricoh Co. Ltd.	730,500	6,403,439
Rinnai Corp.	132,400	3,344,949
Riso Kyoiku Group Corp. (a)	1,272,518	1,631,798
Rock Field Co. Ltd. (a)	729,300	6,262,642
Rohm Co. Ltd.	397,500	5,629,845
Rohto Pharmaceutical Co. Ltd.	190,502	3,193,973
Rorze Corp. (a)	115,000	1,649,303
Round One Corp.	405,100	2,894,587
Ryohin Keikaku Co. Ltd.	669,500	11,882,669
Sakata Seed Corp.	12,700	345,970
SanBio Co. Ltd. (a) (b)	187,500	2,021,596
San-In Godo Bank Ltd.	202,650	1,925,075
Sanken Electric Co. Ltd. (b)	11,100	409,244
Sankyo Co. Ltd.	246,300	3,992,780
Sankyu, Inc.	80,900	4,364,352
Sanrio Co. Ltd.	194,100	6,088,805
Sansan, Inc. (b)	32,400	358,427
Santen Pharmaceutical Co. Ltd.	527,400	5,471,003
Sanwa Holdings Corp.	202,900	5,280,099
Sapporo Holdings Ltd. (a)	409,500	4,404,715
Sawai Group Holdings Co. Ltd.	36,900	555,342
SBI Holdings, Inc.	630,400	13,573,639
SCREEN Holdings Co. Ltd.	112,200	10,908,980
Secom Co. Ltd.	579,996	20,621,504
Sega Sammy Holdings, Inc.	190,800	2,979,862
Seibu Holdings, Inc.	277,200	7,611,527
Seiko Epson Corp.	527,700	6,675,997

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Seino Holdings Co. Ltd. (a)	203,600	$3,060,267
Sekisui Chemical Co. Ltd.	526,500	8,850,856
Sekisui House Ltd.	731,900	16,333,447
Sekisui House Reit, Inc.	7,179	4,122,045
Senko Group Holdings Co. Ltd.	56,600	705,401
Seria Co. Ltd.	20,100	446,253
Seven & i Holdings Co. Ltd.	2,751,984	39,512,201
Seven Bank Ltd.	735,400	1,431,437
SG Holdings Co. Ltd. (a)	700,900	6,410,030
Sharp Corp. (b)	173,700	854,177
SHIFT, Inc. (a) (b)	102,000	639,025
Shiga Bank Ltd. (a)	76,910	3,523,007
Shikoku Electric Power Co., Inc.	203,700	2,014,972
Shimadzu Corp.	319,200	8,487,834
Shimamura Co. Ltd.	58,000	3,781,684
Shimano, Inc.	104,100	10,981,489
Shimizu Corp.	730,613	12,438,297
Shin-Etsu Chemical Co. Ltd.	2,315,285	71,979,226
Shionogi & Co. Ltd.	954,800	17,305,731
Ship Healthcare Holdings, Inc.	19,200	321,480
Shiseido Co. Ltd. (a)	532,200	7,734,547
Shizuoka Financial Group, Inc.	720,300	11,175,920
SHO-BOND Holdings Co. Ltd. (a)	70,400	594,658
Shochiku Co. Ltd.	3,400	257,476
Skylark Holdings Co. Ltd. (a)	197,400	4,237,781
SMC Corp.	62,200	21,610,973
SMS Co. Ltd.	185,200	1,595,075
Socionext, Inc. (a)	199,000	2,779,741
SoftBank Corp.	31,631,500	43,347,132
SoftBank Group Corp.	4,544,288	127,563,030
Sojitz Corp.	176,200	5,471,086
Sompo Holdings, Inc.	1,221,000	41,565,957
Sony Financial Group, Inc. (b)	7,179,100	7,602,990
Sony Group Corp.	7,179,100	184,303,795
Sotetsu Holdings, Inc.	83,200	1,495,790
Sourcenext Corp. (a) (b)	1,508,400	1,472,361
Square Enix Holdings Co. Ltd.	332,700	6,069,448
Stanley Electric Co. Ltd.	195,773	3,844,392
Starts Proceed Investment Corp. REIT	51	65,627
Subaru Corp.	732,400	15,863,332
Sugi Holdings Co. Ltd.	175,300	4,121,219
SUMCO Corp.	503,400	4,608,625
Sumitomo Bakelite Co. Ltd.	30,600	1,007,929
Sumitomo Chemical Co. Ltd.	2,884,650	8,200,581
Sumitomo Corp.	1,502,975	51,893,845
Sumitomo Electric Industries Ltd.	1,259,920	50,840,499
Sumitomo Forestry Co. Ltd. (a)	675,700	6,916,716
Sumitomo Heavy Industries Ltd.	92,400	2,445,804
Sumitomo Metal Mining Co. Ltd.	323,900	13,136,191
Sumitomo Mitsui Financial Group, Inc.	4,401,900	141,567,373
Sumitomo Mitsui Trust Group, Inc.	810,610	24,704,354
Security Description	Shares	Value
Sumitomo Osaka Cement Co. Ltd.	8,800	$213,340
Sumitomo Pharma Co. Ltd. (b)	189,900	2,808,308
Sumitomo Realty & Development Co. Ltd.	1,083,800	27,187,480
Sumitomo Rubber Industries Ltd.	204,200	3,144,194
Sumitomo Warehouse Co. Ltd.	68,000	1,540,081
Sun Corp. (a)	1,800	103,238
Sun Frontier Fudousan Co. Ltd.	3,100	47,466
Sundrug Co. Ltd.	58,600	1,609,822
Suntory Beverage & Food Ltd. (a)	86,900	2,620,666
SUNWELS Co. Ltd. (a) (b)	129,900	284,256
Suruga Bank Ltd.	203,300	2,216,592
Suzuken Co. Ltd.	90,900	3,555,507
Suzuki Motor Corp.	2,212,200	32,947,660
SWCC Corp.	40,000	2,638,681
Sysmex Corp.	610,600	6,008,807
Systena Corp.	162,400	532,544
T&D Holdings, Inc.	814,700	18,789,374
Tadano Ltd.	5,200	35,199
Taiheiyo Cement Corp.	138,800	3,438,454
Taisei Corp.	194,487	18,407,060
Taiyo Holdings Co. Ltd.	60,000	1,822,833
Taiyo Yuden Co. Ltd. (a)	528,900	11,944,917
Takara Bio, Inc. (a)	39,500	200,341
Takara Holdings, Inc.	186,000	1,906,932
Takasago Thermal Engineering Co. Ltd.	122,800	3,474,548
Takashimaya Co. Ltd. (a)	468,900	4,910,519
Takeda Pharmaceutical Co. Ltd.	1,754,215	54,111,005
Takeuchi Manufacturing Co. Ltd.	31,700	1,365,115
Takuma Co. Ltd.	33,400	527,811
TDK Corp.	2,420,825	34,147,463
Teijin Ltd.	733,010	6,338,927
tella, Inc. (b) (c)	600	—
TerraSky Co. Ltd. (b)	49,400	672,870
Terumo Corp.	1,640,200	23,753,574
THK Co. Ltd.	121,800	3,113,673
TIS, Inc.	246,000	8,250,483
Toagosei Co. Ltd.	55,100	577,031
Tobu Railway Co. Ltd.	195,300	3,289,991
Toda Corp.	191,000	1,542,671
Toei Animation Co. Ltd.	38,500	669,320
Toei Co. Ltd.	17,000	592,172
Toho Co. Ltd.	202,800	10,324,693
Toho Gas Co. Ltd.	138,700	4,126,180
Toho Holdings Co. Ltd. (a)	53,500	1,593,276
Tohoku Electric Power Co., Inc.	729,900	5,369,069
Tokai Carbon Co. Ltd.	203,500	1,258,300
Tokio Marine Holdings, Inc.	2,269,995	84,242,310
Tokuyama Corp.	9,100	239,365
Tokyo Century Corp.	162,800	2,106,860
Tokyo Electric Power Co. Holdings, Inc. (b)	1,464,775	6,142,439
Tokyo Electron Ltd.	591,165	129,438,150

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tokyo Gas Co. Ltd.	537,595	$21,281,553
Tokyo Metro Co. Ltd. (a)	250,000	2,543,143
Tokyo Ohka Kogyo Co. Ltd. (a)	131,600	4,872,924
Tokyo Seimitsu Co. Ltd.	20,800	1,473,629
Tokyo Tatemono Co. Ltd.	202,700	4,585,628
Tokyu Corp.	749,075	8,745,461
Tokyu Fudosan Holdings Corp.	528,000	4,813,627
Tokyu REIT, Inc.	379	500,755
Tomy Co. Ltd. (a)	109,400	1,924,594
TOPPAN Holdings, Inc.	496,700	14,769,968
Toray Industries, Inc.	2,742,750	17,848,129
Tosoh Corp.	304,900	4,575,105
TOTO Ltd.	187,800	5,192,671
Towa Corp.	91,500	1,255,064
Toyo Seikan Group Holdings Ltd.	201,600	4,920,869
Toyo Suisan Kaisha Ltd.	120,000	8,229,928
Toyo Tire Corp.	202,600	5,603,184
Toyoda Gosei Co. Ltd.	16,000	402,488
Toyota Boshoku Corp.	36,100	578,770
Toyota Industries Corp.	220,600	25,051,389
Toyota Motor Corp.	13,768,100	294,782,887
Toyota Tsusho Corp.	777,700	26,167,277
Trend Micro, Inc.	128,800	5,342,803
Trusco Nakayama Corp.	85,800	1,315,916
TS Tech Co. Ltd.	36,400	427,525
Tsuburaya Fields Holdings, Inc.	68,200	807,113
Tsumura & Co.	48,500	1,261,504
Tsuruha Holdings, Inc. (a)	213,950	3,928,343
UBE Corp. (a)	35,100	575,726
Ulvac, Inc.	24,700	1,115,672
Unicharm Corp.	1,424,500	8,133,768
United Urban Investment Corp. REIT	2,070	2,416,728
Ushio, Inc.	30,600	489,030
USS Co. Ltd.	591,820	6,482,854
Valor Holdings Co. Ltd.	18,900	406,348
Visional, Inc. (b)	30,000	1,915,851
Wacoal Holdings Corp.	25,300	713,103
Wacom Co. Ltd.	62,600	323,094
Warabeya Nichiyo Holdings Co. Ltd.	208,800	4,375,948
West Japan Railway Co.	532,200	10,613,782
Workman Co. Ltd.	5,600	235,082
Yakult Honsha Co. Ltd. (a)	626,100	9,780,254
Yamada Holdings Co. Ltd.	1,677,280	5,559,010
Yamaguchi Financial Group, Inc.	175,800	2,381,086
Yamaha Corp.	775,700	5,406,566
Yamaha Motor Co. Ltd. (a)	1,340,900	9,919,127
Yamato Holdings Co. Ltd.	209,400	2,951,064
Yamato Kogyo Co. Ltd.	21,300	1,452,659
Yamazaki Baking Co. Ltd. (a)	203,600	4,277,360
Yaskawa Electric Corp.	356,500	10,817,021
Yokogawa Electric Corp.	294,000	9,408,300
Yokohama Financial Group, Inc.	1,461,900	12,063,974
Yokohama Rubber Co. Ltd.	129,900	4,986,496
Yonex Co. Ltd.	70,000	1,482,663
Security Description	Shares	Value
Yoshinoya Holdings Co. Ltd. (a)	22,600	$442,787
Zenkoku Hosho Co. Ltd.	163,800	3,261,474
Zensho Holdings Co. Ltd.	98,600	5,645,698
Zeon Corp.	191,400	2,185,143
ZOZO, Inc.	450,200	3,707,986
		7,104,713,457
LUXEMBOURG — 0.1%
Aperam SA (a)	51,917	2,148,722
ArcelorMittal SA	589,830	27,078,666
Eurofins Scientific SE (a)	109,552	8,028,596
SES SA (a)	376,236	2,443,544
SUSE SA (b) (c)	46	—
		39,699,528
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	1,578,000	7,768,865
MGM China Holdings Ltd.	639,200	1,076,625
Sands China Ltd.	2,911,200	7,330,831
SJM Holdings Ltd. (b)	71,250	22,061
Wynn Macau Ltd.	817,200	623,648
		16,822,030
MEXICO — 0.0% *
Fresnillo PLC	222,002	9,955,448
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (a) (b)	161,063	2,307,698
NETHERLANDS — 3.2%
Aalberts NV	109,588	3,611,482
ABN AMRO Bank NV Dutch Certificate (e)	639,547	22,375,755
Adyen NV (b) (e)	36,014	58,157,910
Akzo Nobel NV	183,852	12,782,765
Argenx SE (b)	64,365	54,185,427
ASM International NV	52,130	31,689,597
ASML Holding NV	437,206	473,117,542
ASR Nederland NV	162,969	11,602,609
BE Semiconductor Industries NV	89,366	14,037,858
Euronext NV (e)	105,609	15,876,166
EXOR NV	101,878	8,668,691
Fugro NV (a)	138,473	1,380,726
Heineken Holding NV	104,589	7,664,879
Heineken NV	327,089	26,790,611
IMCD NV	58,375	5,302,318
ING Groep NV (a)	3,422,610	96,512,664
JDE Peet's NV	215,674	8,070,088
Koninklijke Ahold Delhaize NV	1,002,684	41,063,008
Koninklijke KPN NV	5,132,364	23,966,166
Koninklijke Philips NV	1,242,112	33,902,491
Magnum Ice Cream Co. NV (a) (b) (d)	564,563	8,941,526
Magnum Ice Cream Co. NV (b) (d)	5,408	86,481
NN Group NV	266,736	20,594,254
OCI NV (a) (b)	43,953	157,959
Pharming Group NV (b)	495,441	829,748
PostNL NV (a)	1,630,345	2,027,730

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Randstad NV (a)	73,128	$2,780,105
Redcare Pharmacy NV (a) (b) (e)	23,864	1,824,563
SBM Offshore NV	486,459	13,997,390
Universal Music Group NV	1,215,967	31,746,509
Wolters Kluwer NV	303,462	31,484,474
		1,065,229,492
NEW ZEALAND — 0.2%
a2 Milk Co. Ltd. (a)	1,826,416	11,322,026
Air New Zealand Ltd.	1,400,523	467,115
Auckland International Airport Ltd. (a)	2,218,635	10,627,632
Contact Energy Ltd. (a)	846,352	4,501,927
Fisher & Paykel Healthcare Corp. Ltd.	794,302	17,242,819
Fletcher Building Ltd. (a) (b)	478,204	1,011,968
Goodman Property Trust REIT (a)	2,600,393	2,938,375
Infratil Ltd. (a)	1,311,132	8,353,949
Meridian Energy Ltd. (a)	1,507,534	4,854,682
Ryman Healthcare Ltd. (a) (b)	798,442	1,336,109
Spark New Zealand Ltd. (a)	2,405,957	3,154,484
Xero Ltd. (b)	150,171	11,418,135
		77,229,221
NORWAY — 0.6%
Aker BP ASA	356,146	9,070,612
Aker Solutions ASA	155,545	476,804
AutoStore Holdings Ltd. (b) (e)	520,933	609,925
DNB Bank ASA	1,025,607	28,622,253
DNO ASA	892,838	1,407,389
Equinor ASA	1,235,404	29,026,976
Gjensidige Forsikring ASA	205,907	6,164,850
Kongsberg Gruppen ASA	476,128	12,206,655
Leroy Seafood Group ASA	307,734	1,548,303
LINK Mobility Group Holding ASA (b)	300,403	1,009,598
Mowi ASA	385,514	9,294,974
NEL ASA (b)	264,757	58,585
Nordic Semiconductor ASA (b)	691,569	9,139,240
Norsk Hydro ASA	2,257,819	17,504,121
Orkla ASA	1,635,230	18,237,941
Pexip Holding ASA	259,088	2,000,918
Salmar ASA	58,914	3,606,616
SpareBank 1 Sor-Norge ASA	200,012	3,934,071
Storebrand ASA	545,022	9,331,486
Telenor ASA	931,581	13,548,623
TGS ASA	150,313	1,365,757
TOMRA Systems ASA	241,176	3,251,752
Vend Marketplaces ASA Class B	150,585	4,180,076
		185,597,525
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	9,372,959	9,865,438
EDP SA	4,161,725	19,135,503
Galp Energia SGPS SA	468,889	8,056,550
Jeronimo Martins SGPS SA	271,158	6,452,033
Security Description	Shares	Value
Mota-Engil SGPS SA (a)	606,601	$3,525,068
NOS SGPS SA	1,438,030	6,780,914
		53,815,506
SINGAPORE — 1.4%
AIMS APAC REIT	3,141,831	3,664,655
CapitaLand Ascendas REIT	2,755,334	6,063,449
CapitaLand Ascott Trust REIT	3,417,288	2,537,722
Capitaland India Trust	2,158,300	2,047,532
CapitaLand Integrated Commercial Trust REIT	6,176,033	11,478,008
CapitaLand Investment Ltd.	5,950,246	12,539,010
CDL Hospitality Trusts REIT (a)	56,794	36,876
City Developments Ltd.	726,500	4,519,440
ComfortDelGro Corp. Ltd.	2,202,200	2,534,414
COSCO Shipping International Singapore Co. Ltd. (a) (b)	10,414,700	979,921
DBS Group Holdings Ltd.	2,373,707	104,029,647
Digital Core REIT Management Pte. Ltd.	5,090,900	2,596,359
ESR-REIT	848,452	1,787,951
Frasers Centrepoint Trust REIT	1,728,644	3,131,991
Genting Singapore Ltd.	14,772,964	8,328,459
Grab Holdings Ltd. Class A (b)	2,798,559	13,964,809
IGG, Inc.	668,000	326,984
Jardine Cycle & Carriage Ltd. (a)	143,133	3,766,424
Keppel DC REIT	2,223,600	3,890,435
Keppel Infrastructure Trust	6,825,869	2,600,837
Keppel Ltd.	1,488,775	11,981,976
Keppel REIT	1,335,344	1,012,411
Manulife U.S. Real Estate Investment Trust (a) (b)	2,998,700	212,908
Mapletree Logistics Trust REIT (a)	2,778,083	2,851,532
Mapletree Pan Asia Commercial Trust REIT (a)	2,202,100	2,517,175
New Noble (b) (c)	1,611	—
Oversea-Chinese Banking Corp. Ltd.	4,448,830	68,358,383
Parkway Life Real Estate Investment Trust	765,500	2,428,647
SATS Ltd. (a)	883,250	2,616,783
Sea Ltd. ADR (b)	406,262	51,826,843
Seatrium Ltd. (a)	3,418,518	5,741,834
Sembcorp Industries Ltd. (a)	926,400	4,336,647
Singapore Airlines Ltd. (a)	1,455,989	7,245,979
Singapore Exchange Ltd.	913,400	12,046,084
Singapore Technologies Engineering Ltd.	1,952,800	12,785,829
Singapore Telecommunications Ltd.	6,727,600	23,802,939
STMicroelectronics NV	838,792	22,140,566
Suntec Real Estate Investment Trust	2,383,700	2,669,151
United Overseas Bank Ltd.	1,459,708	39,795,772
UOL Group Ltd.	731,054	4,968,439

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Venture Corp. Ltd.	194,900	$2,294,546
		472,459,367
SOUTH AFRICA — 0.2%
Anglo American PLC	1,390,771	57,709,738
SOUTH KOREA — 5.5%
ABLBio, Inc. (b)	31,015	4,305,994
Advanced Nano Products Co. Ltd.	21,775	755,032
Advanced Process Systems Corp. (b)	35,493	477,248
Alteogen, Inc. (b)	38,071	11,879,431
Amorepacific Corp.	29,905	2,480,752
Amorepacific Holdings Corp.	28,801	536,814
APR Corp.	14,755	2,366,044
Asiana Airlines, Inc. (b)	242,341	1,322,273
BGF retail Co. Ltd.	8,731	635,180
BHI Co. Ltd. (b)	22,428	814,261
Bioneer Corp. (b)	32,774	290,076
BNC Korea Co. Ltd. (b)	186,572	580,225
BNK Financial Group, Inc.	314,678	3,466,690
Bukwang Pharmaceutical Co. Ltd.	59,370	155,993
Celltrion Pharm, Inc.	36,615	1,474,208
Celltrion, Inc.	181,671	22,826,317
Cheil Worldwide, Inc. (b)	73,712	1,074,556
Chunbo Co. Ltd. (b)	5,237	178,681
CJ CGV Co. Ltd. (b)	429,678	1,774,728
CJ CheilJedang Corp.	13,606	1,964,561
CJ Corp.	14,604	1,743,701
CJ ENM Co. Ltd. (b)	15,589	699,073
CJ Logistics Corp.	8,402	551,754
Classys, Inc.	24,357	921,493
CMG Pharmaceutical Co. Ltd. (b)	170,706	220,174
Com2uSCorp (b)	8,582	173,064
Cosmax, Inc. (b)	9,136	1,033,750
CosmoAM&T Co. Ltd. (b)	26,453	795,123
Coway Co. Ltd.	56,180	3,389,013
CS Wind Corp. (b)	22,848	659,801
Daewoo Engineering & Construction Co. Ltd. (b)	201,946	535,513
DB HiTek Co. Ltd.	40,764	1,912,913
DB Insurance Co. Ltd.	66,757	6,075,348
Delivery Hero SE (b) (e)	194,542	5,191,065
Devsisters Co. Ltd. (b)	20,305	427,088
Digitech Systems Co. Ltd. (b) (c)	19,094	—
DIO Corp. (b)	26,035	305,252
DL E&C Co. Ltd.	29,202	834,169
DL Holdings Co. Ltd.	12,913	337,492
Dongjin Semichem Co. Ltd.	35,270	897,328
Dongkuk CM Co. Ltd.	18,009	66,508
Dongkuk Steel Mill Co. Ltd.	32,203	184,202
Dongsuh Cos., Inc.	50,770	946,288
Dongwon Industries Co. Ltd.	105,178	3,059,219
Doosan Bobcat, Inc.	50,156	2,008,956
Doosan Co. Ltd.	26,539	14,388,226
Security Description	Shares	Value
Doosan Enerbility Co. Ltd. (b)	493,953	$25,819,764
Doosan Fuel Cell Co. Ltd. (b)	48,242	966,146
Doosan Robotics, Inc. (b)	22,761	1,232,417
Douzone Bizon Co. Ltd.	20,381	1,211,075
Ecopro BM Co. Ltd. (b)	51,881	5,279,757
Ecopro Co. Ltd.	113,540	7,156,594
Ecopro Materials Co. Ltd. (b)	28,489	1,030,354
E-MART, Inc.	15,795	891,419
Enchem Co. Ltd. (b)	20,029	874,544
Eo Technics Co. Ltd.	9,371	1,769,402
Eone Diagnomics Genome Center Co. Ltd. (b)	272,504	78,504
Eubiologics Co. Ltd. (b)	13,654	107,674
F&F Co. Ltd.	20,882	992,966
GeneOne Life Science, Inc. (b)	203,730	277,052
Genexine, Inc. (b)	24,613	80,047
Gradiant Corp.	61,053	483,576
Gravity Co. Ltd. ADR (a) (b)	1,923	111,284
Green Cross Corp. (b)	6,512	718,759
Green Cross Holdings Corp. (b)	35,709	394,632
GS Engineering & Construction Corp.	85,609	1,170,732
GS Holdings Corp.	70,260	2,745,922
GS P&L Co. Ltd. (b)	18,209	530,893
GS Retail Co. Ltd.	78,391	1,093,790
Hana Financial Group, Inc.	304,941	19,919,439
Hana Tour Service, Inc.	89,512	3,029,197
Hanall Biopharma Co. Ltd. (b)	81,853	2,485,904
Hancom, Inc.	138,941	2,213,527
Hanjin Kal Corp.	36,062	3,104,153
Hankook Tire & Technology Co. Ltd.	81,036	3,279,580
Hanmi Pharm Co. Ltd. (b)	7,243	2,272,629
Hanmi Science Co. Ltd. (b)	40,256	1,013,002
Hanmi Semiconductor Co. Ltd.	75,052	6,637,482
Hanon Systems (b)	369,539	760,601
Hansol Chemical Co. Ltd.	8,480	1,339,211
Hanssem Co. Ltd. (b)	46,495	1,489,531
Hanwha Aerospace Co. Ltd.	35,524	23,205,084
Hanwha Corp.	54,445	3,084,039
Hanwha Engine (b)	52,238	1,557,476
Hanwha Galleria Corp. (b)	108,155	102,708
Hanwha Ocean Co. Ltd. (b)	131,569	10,375,369
Hanwha Solutions Corp.	133,744	2,488,174
Hanwha Systems Co. Ltd.	158,422	5,982,546
Hanwha Vision Co. Ltd. (b)	64,010	1,995,105
Harim Co. Ltd.	903,194	1,890,340
HD Hyundai Co. Ltd.	46,894	6,136,211
HD Hyundai Construction Equipment Co. Ltd.	1,651	112,775
HD Hyundai Electric Co. Ltd.	23,986	12,887,553
HD Hyundai Heavy Industries Co. Ltd.	33,021	11,667,550
HD Hyundai Infracore Co. Ltd.	332,597	3,186,171
HD Hyundai Marine Solution Co. Ltd.	7,857	1,055,381

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	50,608	$14,298,328
HD-Hyundai Marine Engine (b)	19,522	1,212,883
Hite Jinro Co. Ltd.	34,232	438,192
HL Mando Co. Ltd.	34,323	1,398,605
HLB Global Co. Ltd. (b)	79,035	127,286
HLB, Inc. (b)	118,296	4,171,627
HMM Co. Ltd.	373,187	5,310,703
Hotel Shilla Co. Ltd. (b)	96,231	2,979,350
HPSP Co. Ltd.	49,655	1,154,727
HS Hyosung Advanced Materials Corp.	1,617	203,844
HS Industries Co. Ltd.	146,831	368,976
Hugel, Inc. (b)	7,214	1,154,300
Humasis Co. Ltd. (b)	129,920	91,450
Huons Co. Ltd.	77,690	1,477,704
Huons Global Co. Ltd.	46,540	1,654,124
HYBE Co. Ltd.	20,061	4,595,557
Hyosung Heavy Industries Corp.	11,300	13,970,567
Hyosung TNC Corp.	1,670	257,940
Hyundai Autoever Corp.	7,526	1,734,499
Hyundai Elevator Co. Ltd.	89,673	5,496,599
Hyundai Engineering & Construction Co. Ltd.	71,131	3,461,375
Hyundai Glovis Co. Ltd.	43,604	5,466,580
Hyundai Marine & Fire Insurance Co. Ltd. (b)	110,261	2,357,460
Hyundai Mobis Co. Ltd.	68,940	17,850,557
Hyundai Motor Co.	153,143	31,520,530
Hyundai Motor Co. Preference Shares (d)	37,376	5,513,450
Hyundai Motor Co. Preference Shares (d)	20,546	2,938,097
Hyundai Rotem Co. Ltd.	67,991	8,868,494
Hyundai Steel Co.	84,591	1,823,297
Hyundai Wia Corp.	15,495	814,253
iM Financial Group Co. Ltd.	172,162	1,858,401
Industrial Bank of Korea	276,366	4,019,206
ISU Specialty Chemical (b)	45,490	1,869,430
IsuPetasys Co. Ltd.	56,983	4,715,125
Jenax, Inc. (b) (c)	19,545	—
Jusung Engineering Co. Ltd.	103,679	1,993,619
JYP Entertainment Corp.	28,097	1,416,016
Kakao Corp.	317,937	13,264,388
Kakao Games Corp. (b)	40,178	415,572
KakaoBank Corp.	382,617	5,737,064
Kakaopay Corp. (b)	17,149	584,510
Kangwon Land, Inc.	84,497	1,111,532
KB Financial Group, Inc.	487,282	42,181,157
KCC Corp.	1,797	524,549
KCC Glass Corp.	1,410	25,938
KEPCO Engineering & Construction Co., Inc.	20,260	1,265,767
KEPCO Plant Service & Engineering Co. Ltd.	23,656	812,043
KG Eco Solution Co. Ltd. (b)	33,161	128,910
Kia Corp.	287,517	24,309,861
Security Description	Shares	Value
KIWOOM Securities Co. Ltd.	20,037	$4,026,734
KMW Co. Ltd. (b)	35,685	356,714
Koh Young Technology, Inc.	451,949	7,184,500
Kolmar Korea Co. Ltd.	16,016	690,426
Korea Aerospace Industries Ltd.	73,945	5,872,277
Korea Electric Power Corp. ADR (a)	797,530	13,159,245
Korea Gas Corp.	30,387	828,995
Korea Investment Holdings Co. Ltd.	57,043	6,403,008
Korea Zinc Co. Ltd.	13,809	12,615,073
Korean Air Lines Co. Ltd.	251,256	3,933,097
Krafton, Inc. (b)	47,102	8,043,519
KT&G Corp.	111,103	10,959,520
Kum Yang Co. Ltd. (b) (c)	46,833	160,927
Kumho Petrochemical Co. Ltd.	19,105	1,600,759
L&F Co. Ltd. (b)	30,058	1,986,409
LabGenomics Co. Ltd. (b)	238,579	299,932
LEENO Industrial, Inc. (b)	42,480	1,778,171
LG Chem Ltd.	48,591	11,232,379
LG Chem Ltd. Preference Shares	20,586	2,373,631
LG CNS Co. Ltd.	35,250	1,502,447
LG Corp.	118,357	6,630,391
LG Display Co. Ltd. (b)	282,749	2,318,049
LG Display Co. Ltd. ADR (b)	800,268	3,369,128
LG Electronics, Inc.	124,742	7,957,926
LG Energy Solution Ltd. (b)	44,124	11,287,143
LG H&H Co. Ltd.	8,947	1,605,498
LG H&H Co. Ltd. Preference Shares	1,604	126,267
LG Innotek Co. Ltd.	27,370	5,148,915
LG Uplus Corp.	229,292	2,342,979
LIG Nex1 Co. Ltd.	12,066	3,526,282
LigaChem Biosciences, Inc. (b)	27,323	3,294,579
Lotte Chemical Corp.	15,497	756,266
Lotte Corp.	78,074	1,433,520
Lotte Energy Materials Corp. (b)	21,058	446,581
LOTTE Fine Chemical Co. Ltd.	15,417	476,781
Lotte Shopping Co. Ltd.	13,733	691,154
Lotte Wellfood Co. Ltd.	19,627	1,561,386
LS Corp.	28,048	3,892,121
LS Electric Co. Ltd.	36,081	11,521,474
Lunit, Inc. (b)	48,060	1,371,189
LX Holdings Corp.	53,902	300,090
LX Semicon Co. Ltd.	12,181	415,602
MedPacto, Inc. (b)	28,891	133,971
Medytox, Inc.	15,257	1,279,404
Meritz Financial Group, Inc.	83,943	6,590,506
Mezzion Pharma Co. Ltd. (b)	55,713	3,484,601
Mirae Asset Securities Co. Ltd.	388,911	6,303,892
Mirae Asset Securities Co. Ltd. Preference Shares	126,324	986,529
Misto Holdings Corp.	50,124	1,485,748
Modetour Network, Inc.	416,433	2,948,608
Naturecell Co. Ltd. (b)	19,346	292,765

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NAVER Corp.	161,004	$27,103,169
NCSoft Corp.	15,805	2,210,758
NeoPharm Co. Ltd.	11,924	152,056
Netmarble Corp. (e)	63,275	2,119,342
Nexon Games Co. Ltd. (b)	187,662	1,564,556
NH Investment & Securities Co. Ltd.	146,091	2,139,822
NHN Corp.	12,466	251,388
NongShim Co. Ltd.	5,022	1,507,768
OCI Co. Ltd.	4,742	196,191
OCI Holdings Co. Ltd.	8,382	670,304
Orion Corp.	15,724	1,153,745
Oscotec, Inc. (b)	28,226	885,644
Otoki Corp.	6,934	1,853,174
Pan Ocean Co. Ltd.	243,747	651,436
Pearl Abyss Corp. (b)	34,929	906,837
Peptron, Inc. (b)	22,996	4,054,690
PharmaResearch Co. Ltd.	6,748	1,887,782
Pharmicell Co. Ltd.	124,037	1,251,090
Poongsan Corp.	17,387	1,285,423
Posco DX Co. Ltd.	80,126	1,599,127
POSCO Future M Co. Ltd. (b)	37,440	4,860,144
POSCO Holdings, Inc. ADR (a)	396,899	21,118,996
Posco International Corp.	50,334	1,733,065
Rainbow Robotics (b)	18,221	5,951,186
S-1 Corp.	36,375	1,820,581
Sam Chun Dang Pharm Co. Ltd.	42,819	6,910,845
Samsung Biologics Co. Ltd. (b) (e)	12,934	15,218,583
Samsung C&T Corp.	91,975	15,291,390
Samsung E&A Co. Ltd. (b)	172,198	2,874,848
Samsung Electro-Mechanics Co. Ltd.	55,751	9,868,804
Samsung Electronics Co. Ltd.	75,045	6,246,153
Samsung Electronics Co. Ltd. GDR	220,788	456,148,008
Samsung Electronics Co. Ltd. Preference Shares	896,724	55,525,862
Samsung Episholdings Co. Ltd. (b)	6,953	3,586,185
Samsung Fire & Marine Insurance Co. Ltd.	34,091	11,761,638
Samsung Heavy Industries Co. Ltd. (b)	751,620	12,574,393
Samsung Life Insurance Co. Ltd.	111,459	12,193,911
Samsung SDI Co. Ltd. (b)	68,162	12,751,837
Samsung SDS Co. Ltd.	36,470	4,341,817
Samsung Securities Co. Ltd.	98,026	5,130,791
Samyang Foods Co. Ltd.	4,639	3,964,187
SD Biosensor, Inc. (b)	30,697	189,652
Seegene, Inc.	40,196	664,097
Shin Poong Pharmaceutical Co. Ltd. (b)	23,844	232,390
Shinhan Financial Group Co. Ltd.	544,885	29,087,263
Shinsegae, Inc.	8,937	1,532,358
Silicon2 Co. Ltd. (b)	35,692	957,617
Security Description	Shares	Value
SK Biopharmaceuticals Co. Ltd. (b)	20,507	$1,773,748
SK Bioscience Co. Ltd. (b)	20,388	682,171
SK Chemicals Co. Ltd.	11,567	525,937
SK Hynix, Inc.	607,416	274,497,807
SK IE Technology Co. Ltd. (b) (e)	20,906	363,538
SK Innovation Co. Ltd.	74,006	5,198,991
SK Square Co. Ltd. (b)	99,978	25,540,178
SK Telecom Co. Ltd.	155,535	5,776,351
SK, Inc.	40,759	7,257,425
SKC Co. Ltd. (b)	26,184	1,897,615
SM Entertainment Co. Ltd.	20,259	1,898,556
S-Oil Corp. (b)	41,283	2,378,598
SOLUM Co. Ltd. (b)	97,659	1,124,683
Solus Advanced Materials Co. Ltd.	30,803	156,094
Soulbrain Co. Ltd.	9,537	1,734,542
Taihan Cable & Solution Co. Ltd. (b)	111,685	1,775,424
TCC Steel	43,081	416,291
TechWing, Inc.	34,213	1,087,748
Voronoi, Inc. (b)	11,873	1,792,633
Wemade Co. Ltd. (b)	28,143	487,430
WONIK IPS Co. Ltd.	34,290	1,616,251
Woori Financial Group, Inc.	686,536	13,344,214
YG Entertainment, Inc.	13,032	627,830
Youlchon Chemical Co. Ltd.	131,226	2,350,235
Yuhan Corp.	57,919	4,519,174
Yungjin Pharmaceutical Co. Ltd. (b)	71,185	98,830
		1,847,838,365
SPAIN — 2.9%
Abertis Infraestructuras SA (b) (c)	1,256	—
Acciona SA	29,296	6,396,206
ACS Actividades de Construccion y Servicios SA	344,694	34,349,491
Aedas Homes SA (e)	23,912	671,195
Aena SME SA (e)	790,107	22,103,569
Almirall SA (a)	178,399	2,690,247
Amadeus IT Group SA	503,715	37,175,412
Amper SA (a) (b)	8,730,255	1,736,901
Atresmedia Corp. de Medios de Comunicacion SA (a)	256,810	1,471,860
Audax Renovables SA (a) (b)	611,490	989,631
Banco Bilbao Vizcaya Argentaria SA	6,607,481	155,591,200
Banco de Sabadell SA (a)	5,166,504	20,418,158
Banco Santander SA	16,634,026	196,725,916
Bankinter SA	904,895	15,043,289
Befesa SA (e)	67,606	2,342,297
CaixaBank SA	4,335,680	53,186,375
Cellnex Telecom SA (b) (e)	633,890	20,420,879
CIE Automotive SA	60,459	2,112,432
Colonial SFL Socimi SA REIT	329,986	2,117,973

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	49,757	$3,441,947
EDP Renovaveis SA (a)	329,725	4,662,438
eDreams ODIGEO SA (b)	305,091	1,429,674
Enagas SA	255,752	3,949,840
Ence Energia y Celulosa SA (a) (b)	515,153	1,455,682
Endesa SA (a)	345,037	12,412,161
Faes Farma SA (a)	384,254	2,328,643
Fluidra SA	115,895	3,152,376
Gestamp Automocion SA (e)	190,264	679,752
Global Dominion Access SA (a) (e)	124,363	483,453
Grenergy Renovables SA (b)	57,322	5,796,412
Grifols SA (a)	462,559	5,812,804
Grifols SA ADR (a)	285,861	2,672,800
Iberdrola SA	6,648,704	144,185,318
Indra Sistemas SA (a)	70,680	4,029,313
Industria de Diseno Textil SA	1,213,986	80,327,685
Laboratorios Farmaceuticos Rovi SA	44,964	3,353,308
Let's GOWEX SA (a) (b) (c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	920,743	1,208,968
Logista Integral SA	128,458	4,544,131
Mapfre SA	1,083,726	5,450,055
Melia Hotels International SA	119,477	1,111,333
Merlin Properties Socimi SA REIT	354,078	5,168,979
Naturgy Energy Group SA	199,064	6,059,858
Neinor Homes SA (e)	97,424	2,173,974
Obrascon Huarte Lain SA (b)	3,155,797	1,325,012
Pharma Mar SA (a) (b)	53,086	4,669,781
Prosegur Cash SA (a) (e)	1,776,396	1,322,707
Redeia Corp. SA	488,447	8,702,374
Repsol SA (a)	1,391,653	26,028,260
Sacyr SA	812,122	3,687,380
Solaria Energia y Medio Ambiente SA (b)	134,186	2,860,346
Soltec Power Holdings SA (a) (b)	127,035	150,688
Talgo SA (a) (b) (e)	100,568	330,714
Tecnicas Reunidas SA (b)	170,374	5,530,649
Telefonica SA (a)	6,340,880	26,012,545
Tubacex SA (a)	836,321	3,275,696
Unicaja Banco SA (a) (e)	3,788,820	12,361,493
Viscofan SA	51,948	3,257,953
		980,949,533
SWEDEN — 3.0%
AAK AB (a)	191,089	5,468,095
AddTech AB Class B	280,689	9,968,497
AFRY AB (a)	160,704	2,614,831
Alfa Laval AB	581,248	29,362,519
Arjo AB Class B	82,568	286,786
Asmodee Group AB Class B (a) (b)	112,933	1,297,796
Assa Abloy AB Class B	1,115,673	43,434,616
Security Description	Shares	Value
Atlas Copco AB Class A	2,770,952	$49,910,680
Atlas Copco AB Class B	1,764,583	28,520,292
Atrium Ljungberg AB Class B	323,757	1,166,485
Avanza Bank Holding AB (a)	175,255	6,712,646
Axfood AB	149,346	4,701,285
Beijer Ref AB (a)	307,347	4,970,868
BHG Group AB (b)	227,428	789,441
BICO Group AB (b)	122,920	280,806
Bilia AB Class A	339,251	4,945,908
Billerud Aktiebolag	238,473	2,429,016
Boliden AB (b)	319,534	17,857,413
BoneSupport Holding AB (a) (b) (e)	116,613	2,378,102
Boozt AB (a) (b) (e)	73,385	903,501
Bravida Holding AB (e)	220,285	2,144,593
Brighter AB (b) (c)	1,979,850	—
Bure Equity AB	93,563	2,504,811
Camurus AB (b)	37,431	2,501,139
Castellum AB (a)	555,143	6,407,256
Catena AB (a)	52,375	2,561,141
Cellavision AB (a)	6,900	117,660
Cibus Nordic Real Estate AB publ (a)	94,588	1,507,757
Cint Group AB (a) (b)	467,170	145,440
Coffee Stain Group AB Class B (b)	115,073	288,968
Dometic Group AB (e)	324,910	1,651,547
Electrolux AB Class B (a) (b)	544,444	3,766,720
Electrolux Professional AB Class B (a)	368,009	2,602,745
Elekta AB Class B (a)	293,504	1,806,781
Embracer Group AB (b)	115,073	757,434
Epiroc AB Class A	719,649	16,385,465
Epiroc AB Class B	441,237	8,935,973
EQT AB	555,201	21,909,806
Essity AB Class B	668,301	19,225,216
Evolution AB (a) (e)	250,200	17,092,893
Fabege AB (a)	308,127	2,759,132
Fastighets AB Balder Class B (b)	782,940	5,792,132
Genovis AB (b)	1,288	2,969
Getinge AB Class B (a)	315,155	7,479,923
H & M Hennes & Mauritz AB Class B (a)	1,148,297	23,155,770
Hansa Biopharma AB (a) (b)	159,712	595,273
Hemnet Group AB	74,307	1,396,057
Hexagon AB Class B	2,046,122	24,303,636
Hexatronic Group AB (a) (b)	335,943	839,602
Hexpol AB	352,085	3,358,992
HMS Networks AB (a) (b)	58,272	2,648,497
Holmen AB Class B (a)	109,686	4,216,679
Hufvudstaden AB Class A (a)	199,201	2,679,408
Husqvarna AB Class B (a)	463,485	2,338,340
Industrivarden AB Class A	244,158	11,001,783
Industrivarden AB Class C (a)	184,495	8,305,357
Indutrade AB	294,302	7,674,556
Instalco AB (a)	383,106	1,075,496

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Investment AB Latour Class B (a)	134,135	$3,279,606
Investor AB Class B	2,079,549	74,530,632
INVISIO AB (a)	36,842	1,051,053
JM AB (a)	90,026	1,360,331
Kinnevik AB (b)	1,176	2,934
Kinnevik AB Class B (b)	361,697	3,283,161
KNOW IT AB	431,289	5,520,469
L E Lundbergforetagen AB Class B	80,598	4,471,935
Lagercrantz Group AB Class B	286,342	6,609,708
Lifco AB Class B (a)	228,854	8,738,296
Lindab International AB (a)	35,282	797,584
Loomis AB	80,492	3,408,695
Medicover AB Class B	14,131	337,992
MIPS AB	42,347	1,623,360
Modern Times Group MTG AB Class B (b)	205,358	2,555,057
Munters Group AB (e)	163,651	3,051,548
Mycronic AB	250,154	6,057,934
NCC AB Class B	160,333	3,829,710
Net Insight AB Class B (b)	922,427	392,233
Nibe Industrier AB Class B (a)	1,795,202	6,936,379
Nolato AB Class B	357,899	2,399,245
Nyfosa AB	314,724	2,536,555
Orron Energy AB (a) (b)	256,698	128,254
Pandox AB	82,362	1,813,629
Peab AB Class B	336,527	3,115,653
PowerCell Sweden AB (a) (b)	58,477	189,916
Rvrc Holding AB	35,621	257,919
Saab AB Class B	441,168	25,726,984
Sagax AB Class B	265,461	5,690,013
Samhallsbyggnadsbolaget i Norden AB (a) (b)	917,941	461,022
Sandvik AB	1,465,778	47,795,035
Sectra AB Class B	227,834	6,203,230
Securitas AB Class B	557,057	8,894,736
Sedana Medical AB (a) (b)	269,550	300,579
Skandinaviska Enskilda Banken AB Class A	1,956,551	41,407,027
Skanska AB Class B	449,758	12,308,971
SKF AB Class B	411,872	10,981,704
SSAB AB Class A	406,415	3,107,143
SSAB AB Class B (a)	760,709	5,748,144
Stillfront Group AB (a) (b)	557,964	393,410
Storskogen Group AB Class B	663,013	844,337
Svenska Cellulosa AB SCA Class B (a)	555,233	7,383,994
Svenska Handelsbanken AB Class A	1,675,829	24,422,661
Swedbank AB Class A	978,550	34,083,873
SwedenCare AB (a)	212,714	886,039
Swedish Orphan Biovitrum AB (b)	281,912	10,177,064
Tele2 AB Class B	963,772	16,157,305
Telefonaktiebolaget LM Ericsson Class B	3,612,210	35,499,873
Security Description	Shares	Value
Telia Co. AB	2,981,319	$12,735,317
Thule Group AB (e)	101,159	2,631,354
Trelleborg AB Class B	273,241	11,639,448
Truecaller AB Class B	411,190	860,846
Vicore Pharma Holding AB (a) (b)	212,839	260,889
Vimian Group AB (a) (b)	116,073	382,008
Vitec Software Group AB Class B (a)	20,505	688,631
Vitrolife AB (a)	111,697	1,659,922
Volvo AB Class A	230,536	7,412,122
Volvo AB Class B (a)	1,726,649	55,421,035
Volvo Car AB Class B (a) (b)	124,850	415,769
Wallenstam AB Class B (a)	460,878	2,068,722
Wihlborgs Fastigheter AB	288,918	2,859,783
Xvivo Perfusion AB (a) (b)	14,501	293,518
		986,018,826
SWITZERLAND — 4.0%
ABB Ltd.	1,832,590	136,984,512
Accelleron Industries AG	111,780	8,684,202
Adecco Group AG (a)	337,398	9,846,187
Allreal Holding AG	13,250	3,411,802
ALSO Holding AG	7,205	1,955,286
Aryzta AG (a) (b)	11,515	749,256
Ascom Holding AG	36,070	173,919
Avolta AG	83,537	4,970,570
Bachem Holding AG (a)	35,877	2,712,568
Banque Cantonale Vaudoise	19,875	2,518,713
Barry Callebaut AG (a)	2,035	3,354,636
Belimo Holding AG	12,511	12,333,343
BKW AG	21,821	4,638,254
Bucher Industries AG	7,309	3,399,642
Cembra Money Bank AG	29,598	3,711,658
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	16,443,244
Chocoladefabriken Lindt & Spruengli AG (d)	124	18,218,492
Cie Financiere Richemont SA Class A	609,146	132,285,982
Clariant AG	322,553	2,915,089
Comet Holding AG (a)	8,361	2,374,535
Daetwyler Holding AG Bearer Shares	7,567	1,562,589
DKSH Holding AG	35,007	2,536,323
DocMorris AG (a) (b)	35,701	268,124
dormakaba Holding AG	20,426	1,660,378
DSM-Firmenich AG	294,831	23,809,142
EMS-Chemie Holding AG	7,335	5,087,513
Flughafen Zurich AG	21,895	6,958,865
Forbo Holding AG (a)	357	393,838
Galderma Group AG	145,520	29,774,430
Galenica AG (e)	53,246	6,566,279
Geberit AG	43,896	34,330,024
Georg Fischer AG	73,950	5,003,118
Givaudan SA	9,383	37,259,600
Helvetia Baloise Holding AG	90,432	23,879,299

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Idorsia Ltd. (b)	109,854	$590,002
Inficon Holding AG (a)	17,456	2,176,905
International Workplace Group PLC	766,528	2,385,776
Interroll Holding AG (a)	220	610,918
Julius Baer Group Ltd.	328,677	25,887,592
Kuehne & Nagel International AG	78,730	17,018,002
Leonteq AG (a)	51,287	886,882
Logitech International SA	190,133	19,568,880
Lonza Group AG	78,825	53,508,470
Medmix AG (e)	82,368	1,168,591
Mobimo Holding AG	7,294	3,369,648
OC Oerlikon Corp. AG Pfaffikon (a)	208,380	850,616
On Holding AG Class A (b)	285,292	13,260,372
Partners Group Holding AG	24,554	30,447,270
PSP Swiss Property AG	43,926	7,956,303
Sandoz Group AG	522,241	38,127,383
Schindler Holding AG (d)	51,193	19,333,475
Schindler Holding AG (d)	24,086	8,558,168
Schweiter Technologies AG (a)	317	101,232
SFS Group AG	19,949	2,734,568
SGS SA	196,933	22,585,462
Siegfried Holding AG	22,523	2,120,815
SIG Group AG	433,611	6,206,562
Sika AG	191,067	39,214,256
Sonova Holding AG	60,931	15,927,813
St. Galler Kantonalbank AG (a)	1,960	1,412,635
Straumann Holding AG	142,823	16,848,517
Sulzer AG	46,019	8,561,945
Sunrise Communications AG Class A	102,096	5,466,598
Swatch Group AG (a)	65,905	2,866,628
Swatch Group AG Bearer Shares	34,679	7,364,773
Swiss Life Holding AG	36,584	42,335,388
Swiss Prime Site AG	80,416	12,505,208
Swisscom AG	29,255	21,251,186
Swissquote Group Holding SA	13,250	8,144,841
Tecan Group AG	7,002	1,135,698
Temenos AG	109,647	11,016,600
UBS Group AG	3,613,228	168,564,098
Valiant Holding AG	16,454	3,136,073
VAT Group AG (e)	29,801	14,515,880
Vontobel Holding AG	29,675	2,408,460
Zurich Insurance Group AG	165,499	125,714,482
		1,338,616,383
TURKEY — 0.0% *
Eldorado Gold Corp. (a) (b)	183,508	6,604,012
UNITED KINGDOM — 9.2%
3i Group PLC	1,080,513	47,422,601
Aberdeen Group PLC	4,130,383	11,422,252
Admiral Group PLC	274,025	11,706,013
AO World PLC (b)	351,202	534,739
Ashtead Group PLC	492,969	33,723,626
Security Description	Shares	Value
Associated British Foods PLC	401,667	$11,491,374
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	1,136,494	971,451
AstraZeneca PLC	1,718,807	318,808,347
Auto Trader Group PLC (e)	837,250	6,603,701
Aviva PLC	3,074,473	28,302,121
Avon Technologies PLC	296,712	7,239,535
B&M European Value Retail SA	870,644	1,976,748
Babcock International Group PLC	581,515	9,722,330
BAE Systems PLC	3,513,560	81,002,141
Balfour Beatty PLC	683,282	6,534,433
Barclays PLC	15,802,568	101,164,305
Barratt Redrow PLC	2,137,344	10,955,991
Beazley PLC	592,636	6,632,079
Bellway PLC	111,885	4,129,470
Berkeley Group Holdings PLC	106,003	5,566,296
Big Yellow Group PLC REIT	314,297	4,421,913
Bodycote PLC	235,475	2,210,744
British American Tobacco PLC	2,166,580	122,802,601
British Land Co. PLC REIT	1,941,417	10,544,438
BT Group PLC	9,707,936	24,032,615
Bunzl PLC	373,848	10,439,044
Burberry Group PLC (b)	616,380	10,520,793
Capita PLC (b)	174,031	949,196
Capricorn Energy PLC (b)	392	1,029
Centrica PLC	7,673,143	17,498,845
CK Hutchison Holdings Ltd.	2,705,000	18,401,715
Clarkson PLC	104,888	5,382,185
Close Brothers Group PLC (b)	168,378	1,183,341
Coca-Cola Europacific Partners PLC (a)	258,732	23,466,992
Compass Group PLC	1,878,085	59,717,418
Convatec Group PLC (e)	1,749,905	5,724,220
Croda International PLC	154,657	5,606,175
Currys PLC	1,140,279	1,932,502
DCC PLC	95,236	5,930,898
Derwent London PLC REIT	126,310	2,954,443
Diageo PLC	2,422,422	52,246,484
Diploma PLC	133,651	9,518,675
Dowlais Group PLC	1,553,691	1,755,425
Drax Group PLC	431,407	4,856,808
easyJet PLC	466,919	3,206,717
Endava PLC ADR (a) (b)	75,494	477,122
EnQuest PLC	14,994,579	2,137,856
Entain PLC	614,200	6,333,109
Firstgroup PLC (a)	1,109,877	2,845,352
Frasers Group PLC (a) (b)	175,435	1,599,868
Future PLC	125,277	887,172
Games Workshop Group PLC	36,181	9,207,463
Genuit Group PLC	235,481	1,035,719
Genus PLC	71,731	2,503,702
Global Ship Lease, Inc. Class A	319,553	11,197,137
Grafton Group PLC CDI	243,922	3,070,896
Great Portland Estates PLC REIT	316,656	1,356,549

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Greggs PLC (a)	67,490	$1,525,060
Gym Group PLC (b) (e)	1,056,613	2,117,583
Halma PLC	426,116	20,277,947
Hammerson PLC REIT	455,119	2,020,120
Hays PLC (a)	1,553,321	1,176,272
Hikma Pharmaceuticals PLC	155,576	3,243,490
Hiscox Ltd.	329,864	6,313,615
Howden Joinery Group PLC	666,675	7,465,119
HSBC Holdings PLC	19,433,892	306,826,025
ICG PLC	331,452	9,157,130
IG Group Holdings PLC	405,407	7,170,597
IMI PLC	258,731	8,658,390
Immunocore Holdings PLC ADR (a) (b)	60,118	2,086,696
Imperial Brands PLC	1,029,861	43,204,829
Inchcape PLC	465,267	4,812,457
Informa PLC	1,335,437	15,878,665
IntegraFin Holdings PLC	235,475	1,140,212
InterContinental Hotels Group PLC	212,261	29,863,465
International Consolidated Airlines Group SA	2,750,731	15,328,560
Intertek Group PLC	189,103	11,766,366
Investec PLC	633,526	4,699,463
ITV PLC	4,078,756	4,517,827
J Sainsbury PLC	2,745,669	12,002,448
JD Sports Fashion PLC	2,686,990	3,052,498
John Wood Group PLC (a) (b)	9,012	2,873
Johnson Matthey PLC	221,610	6,354,990
Jupiter Fund Management PLC	935,144	1,994,895
Keller Group PLC	111,734	2,503,794
Kingfisher PLC	3,877,446	16,308,422
Lancashire Holdings Ltd.	221,656	1,911,067
Land Securities Group PLC REIT	1,261,340	10,552,634
Legal & General Group PLC	6,581,055	23,182,983
Lloyds Banking Group PLC	75,780,192	100,134,183
London Stock Exchange Group PLC	511,252	61,559,261
LondonMetric Property PLC REIT (a)	1,049,904	2,678,892
M&G PLC	2,841,677	10,946,771
Man Group PLC	2,819,320	8,676,383
Marks & Spencer Group PLC	3,136,450	13,921,647
Marshalls PLC	344,648	837,205
Melrose Industries PLC	1,553,691	12,296,333
Mobico Group PLC (b)	707,042	219,302
MONY Group PLC	927,802	2,293,713
National Grid PLC	5,457,372	83,791,078
NatWest Group PLC	9,196,564	80,626,584
NewRiver REIT PLC	1,373,366	1,276,447
Next PLC	118,137	21,737,537
Ninety One PLC	404,375	1,175,921
Nomad Foods Ltd.	163,181	2,041,394
Ocado Group PLC (a) (b)	608,926	1,932,924
Oxford Nanopore Technologies PLC (a) (b)	1,206,430	2,083,557
Security Description	Shares	Value
Pearson PLC	1,206,076	$17,033,437
Pennon Group PLC	506,372	3,592,779
Persimmon PLC	172,832	3,158,073
Petrofac Ltd. (a) (b)	304,334	16,271
Phoenix Group Holdings PLC	625,478	6,200,373
Playtech PLC	544,463	2,076,155
Quilter PLC (e)	2,246,873	5,530,545
Reckitt Benckiser Group PLC	798,121	64,432,211
RELX PLC (d)	1,401,653	56,935,843
RELX PLC (d)	666,466	27,145,123
Rentokil Initial PLC	2,058,870	12,392,538
Rightmove PLC	1,135,256	7,934,165
Rolls-Royce Holdings PLC	10,105,774	156,316,825
Rotork PLC	1,218,148	5,331,580
RS Group PLC	617,634	5,183,870
S4 Capital PLC (a)	198,540	54,477
Sage Group PLC	1,248,655	18,189,017
Schroders PLC	748,470	4,097,388
Segro PLC REIT	1,482,929	14,369,193
Serco Group PLC	2,015,595	7,569,322
Severn Trent PLC	265,906	9,975,047
Shaftesbury Capital PLC REIT	2,001,772	3,904,100
Smith & Nephew PLC	1,064,780	17,737,573
Smiths Group PLC	582,498	18,427,654
Spirax Group PLC	80,570	7,390,878
SSE PLC	1,490,103	43,672,879
SSP Group PLC	726,083	2,011,832
St. James's Place PLC	582,149	10,840,902
Standard Chartered PLC	2,051,045	50,264,558
Subsea 7 SA	280,538	5,651,449
Supermarket Income REIT PLC (a)	2,776,465	3,043,604
Tate & Lyle PLC	869,029	4,380,989
Taylor Wimpey PLC	2,742,510	3,965,473
Telecom Plus PLC	68,020	1,242,438
Tesco PLC	7,772,150	46,185,451
THG PLC (a) (b)	823,296	506,513
TP ICAP Group PLC	911,279	3,180,732
Trainline PLC (b) (e)	315,140	934,229
Travis Perkins PLC	159,839	1,366,270
Tritax Big Box REIT PLC	2,698,478	5,524,231
Trustpilot Group PLC (b) (e)	611,003	1,351,088
Unilever PLC (d)	2,509,193	164,007,594
Unilever PLC (d)	24,062	1,574,061
UNITE Group PLC REIT (a)	310,231	2,334,660
United Utilities Group PLC	790,283	12,691,860
Vanquis Banking Group PLC (b)	124,264	199,901
Verisure PLC (a) (b)	254,806	4,189,599
Victrex PLC	104,501	920,662
Vistry Group PLC (b)	409,171	3,529,979
Vodafone Group PLC	30,060,803	39,980,419
Weir Group PLC	287,452	11,003,695
WH Smith PLC	119,103	1,023,675
Whitbread PLC	285,244	9,783,517
Wickes Group PLC	177,550	561,212
Wise PLC Class A (b)	514,860	6,170,284

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Workspace Group PLC REIT (a)	263,896	$1,416,263
WPP PLC	1,494,394	6,783,865
Zegona Communications PLC	243,727	4,573,158
		3,079,073,817
UNITED STATES — 7.1%
Access Bio, Inc. KDR (b)	81,836	215,874
Acerinox SA	308,256	4,583,318
Aegon Ltd.	1,722,865	13,435,507
Alcon AG	579,369	46,276,390
AP Moller - Maersk AS Class A	2,079	4,785,924
AP Moller - Maersk AS Class B	7,044	16,215,510
ARM Holdings PLC ADR (a) (b)	163,067	17,824,854
BP PLC	19,192,792	111,728,434
Brightstar Lottery PLC (a)	145,460	2,251,721
Buzzi SpA	125,847	7,685,656
Carnival PLC (b)	314,334	9,588,987
Constellium SE (b)	89,919	1,694,973
CyberArk Software Ltd. (b)	67,606	30,156,332
Energy Fuels, Inc. (a) (b)	175,629	2,547,149
Experian PLC	1,204,515	54,485,054
Ferroglobe PLC (a)	150,461	698,139
Ferrovial SE	570,240	37,062,231
Fiverr International Ltd. (a) (b)	68,334	1,350,280
GFL Environmental, Inc.	216,800	9,325,207
GSK PLC	4,371,445	107,277,141
Haleon PLC	10,304,850	51,949,283
Hecla Mining Co.	17,716	339,970
Holcim AG	572,301	56,171,822
ICON PLC (b)	90,376	16,468,315
Inmode Ltd. (b)	60,767	892,667
James Hardie Industries PLC CDI (b)	698,582	14,385,426
JFrog Ltd. (b)	139,499	8,713,108
Monday.com Ltd. (a) (b)	37,949	5,599,754
Nestle SA	2,945,278	292,724,758
Nordic American Tankers Ltd. (a)	815,413	2,805,021
Novartis AG	2,189,684	302,921,258
PolyPeptide Group AG (a) (b) (e)	20,717	682,504
Qiagen NV	244,136	11,140,725
Reliance Worldwide Corp. Ltd.	866,640	2,230,766
RHI Magnesita NV	1,275	47,675
Roche Holding AG	785,418	325,369,754
Roche Holding AG Bearer Shares	29,026	12,280,865
Sanofi SA	1,239,728	120,440,255
Schneider Electric SE	634,936	175,165,147
Shell PLC	6,594,607	243,040,016
Signify NV (e)	162,988	4,012,191
Sinch AB (a) (b) (e)	689,306	2,353,068
Spotify Technology SA (b)	170,479	98,998,860
Stellantis NV	2,370,711	26,342,100
Stratasys Ltd. (b)	112,641	977,724
Sunococorp LLC (b)	18	887
Swiss Re AG	331,715	55,624,282
Tenaris SA	419,450	8,133,210
UroGen Pharma Ltd. (a) (b)	174,259	4,081,146
Security Description	Shares	Value
Waste Connections, Inc.	287,900	$50,558,664
Zymeworks, Inc. (a) (b)	75,268	1,981,806
		2,375,621,708
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	699,853	18,788,685
TOTAL COMMON STOCKS (Cost $24,342,217,616)		33,351,201,471
RIGHTS — 0.0% *
CANADA — 0.0% *
Pan American Silver Corp. (expiring 02/22/29) (b)	32,412	16,044
SINGAPORE — 0.0% *
Keppel REIT (expiring 01/09/26) REIT (b)	307,129	3,582
TOTAL RIGHTS (Cost $14,245)		19,626
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (c) (Cost $0)	15,020	—
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	9,271,001	9,271,001
State Street Navigator Securities Lending Portfolio II (h) (i)	645,778,579	645,778,579
TOTAL SHORT-TERM INVESTMENTS (Cost $655,049,580)		655,049,580
TOTAL INVESTMENTS — 101.7% (Cost $24,997,281,441)		34,006,270,677
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(552,187,636)
NET ASSETS — 100.0%		$33,454,083,041
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $201,646, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	130	03/20/2026	$18,821,449	$18,863,650	$42,201
S&P/TSX 60 Index (long)	145	03/19/2026	39,215,120	39,390,917	175,797
					$217,998

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,350,647,305	$352,520	$201,646	$33,351,201,471
Rights	—	19,626	—	19,626
Warrants	—	—	0(a)	0
Short-Term Investments	655,049,580	—	—	655,049,580
TOTAL INVESTMENTS	$34,005,696,885	$372,146	$201,646	$34,006,270,677
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$217,998	$—	$—	$217,998
TOTAL OTHER FINANCIAL INSTRUMENTS:	$217,998	$—	$—	$217,998
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,783,529	$39,783,529	$745,121,015	$775,633,543	$—	$—	9,271,001	$9,271,001	$694,625
State Street Navigator Securities Lending Portfolio II	846,724,173	846,724,173	847,827,285	1,048,772,879	—	—	645,778,579	645,778,579	1,005,412
Total		$886,507,702	$1,592,948,300	$1,824,406,422	$—	$—		$655,049,580	$1,700,037
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 9.0%
29Metals Ltd. (a)	507,543	$194,612
Abacus Group REIT (b)	430,619	347,461
Abacus Storage King REIT	257,977	261,489
Accent Group Ltd. (b)	295,657	186,315
Adairs Ltd. (b)	99,971	117,665
AET&D Holdings No. 1 Ltd. (a) (c)	110,316	—
Alkane Resources Ltd. (a)	243,677	218,557
Alpha HPA Ltd. (a)	431,796	223,156
Amotiv Ltd.	70,441	421,353
Amplitude Energy Ltd. (a)	91,194	177,573
Andean Silver Ltd. (a)	64,935	105,224
Appen Ltd. (a) (b)	324,671	173,205
Arafura Rare Earths Ltd. (a)	1,375,507	247,659
ARB Corp. Ltd. (b)	18,831	394,932
Arena REIT	260,811	619,161
Audinate Group Ltd. (a) (b)	49,899	135,097
Aurelia Metals Ltd. (a)	499,044	83,197
Aussie Broadband Ltd.	181,158	608,858
Austal Ltd. (a)	155,772	694,934
Australian Clinical Labs Ltd. (b)	266,855	489,369
Australian Ethical Investment Ltd.	57,301	192,966
Australian Finance Group Ltd. (b)	165,297	240,298
AVZ Minerals Ltd. (a) (b) (c)	1,360,286	70,754
Bannerman Energy Ltd. (a)	125,205	278,031
Bapcor Ltd. (b)	166,549	229,901
Beach Energy Ltd.	419,323	328,560
Bega Cheese Ltd.	174,772	706,273
Bellevue Gold Ltd. (a)	1,000,520	1,137,570
Black Cat Syndicate Ltd. (a)	375,583	310,567
Boss Energy Ltd. (a) (b)	288,963	282,298
Botanix Pharmaceuticals Ltd. (a) (b)	548,111	49,344
BrainChip Holdings Ltd. (a) (b)	829,417	96,792
Bravura Solutions Ltd.	166,515	285,374
BWP Property Group Ltd. (b)	370,182	972,612
Catalyst Metals Ltd. (a)	120,633	592,069
Catapult Sports Ltd. (a)	134,819	373,102
Centuria Capital Group REIT (b)	493,225	664,392
Centuria Industrial REIT (b)	323,664	714,415
Centuria Office REIT (b)	266,894	204,675
Chalice Mining Ltd. (a) (b)	152,844	223,214
Charter Hall Retail REIT	406,029	1,101,995
Charter Hall Social Infrastructure REIT	233,476	479,536
Chrysos Corp. Ltd. (a) (b)	59,813	293,962
Clarity Pharmaceuticals Ltd. (a) (b)	170,312	383,875
Clinuvel Pharmaceuticals Ltd. (b)	22,713	188,721
Collins Foods Ltd.	56,434	390,254
Core Lithium Ltd. (a) (b)	716,869	131,462
Coronado Global Resources, Inc. CDI (d)	226,205	48,270
Corporate Travel Management Ltd. (b) (c)	43,873	235,078
Credit Corp. Group Ltd.	29,061	272,473
Security Description	Shares	Value
Cromwell Property Group REIT (b)	818,413	$251,049
Data#3 Ltd.	75,561	453,994
Dateline Resources Ltd. (a) (b)	1,172,017	175,851
Deep Yellow Ltd. (a) (b)	576,978	707,954
Deterra Royalties Ltd. (b)	314,602	853,855
Develop Global Ltd. (a)	139,162	432,449
Dexus Industria REIT (b)	154,077	276,387
Dicker Data Ltd. (b)	38,318	262,934
DigiCo Infrastructure REIT (b)	172,797	318,034
Elders Ltd. (b)	215,608	984,880
Electro Optic Systems Holdings Ltd. (a) (b)	98,535	620,284
Elevra Lithium Ltd. (a) (b)	68,371	366,569
Emerald Resources NL (a)	261,821	1,103,442
EML Payments Ltd. (a) (b)	248,694	153,403
ESG Minerals (a) (c)	29,803	—
EVT Ltd.	35,654	298,625
Firefinch Ltd. (a) (b) (c)	440,867	12,543
FireFly Metals Ltd. (a)	332,600	463,550
FleetPartners Group Ltd.	161,776	305,301
Flight Centre Travel Group Ltd. (b)	71,459	715,263
G8 Education Ltd. (b)	367,468	169,082
Generation Development Group Ltd. (b)	162,204	637,096
GrainCorp Ltd. Class A	115,894	554,898
Guzman y Gomez Ltd. (b)	24,927	359,879
Hansen Technologies Ltd.	107,655	379,050
Healius Ltd. (b)	479,093	289,132
Helia Group Ltd.	98,121	359,876
HMC Capital Ltd. REIT (b)	204,667	540,469
HomeCo Daily Needs REIT	1,077,459	980,757
IDP Education Ltd. (b)	145,132	559,396
Iluka Resources Ltd. (b)	243,631	940,674
Imdex Ltd.	401,185	920,304
Ingenia Communities Group REIT	309,600	1,067,381
Inghams Group Ltd. (b)	267,260	443,773
Insignia Financial Ltd. (a)	587,232	1,785,676
Integral Diagnostics Ltd. (b)	72,517	122,829
ioneer Ltd. (a) (b)	863,456	106,522
IperionX Ltd. (a) (b)	141,050	526,731
IPH Ltd. (b)	122,994	288,705
IRESS Ltd. (b)	185,797	1,051,900
Judo Capital Holdings Ltd. (a)	544,789	626,679
Jumbo Interactive Ltd. (b)	33,353	255,999
Kelsian Group Ltd. (b)	178,640	506,286
Kingsgate Consolidated Ltd. (a)	134,229	503,945
Kogan.com Ltd. (b)	74,034	181,186
L1 Group Ltd. (b)	209,590	148,850
Larvotto Resources Ltd. (a)	136,986	106,878
Leo Lithium Ltd. (a) (b) (c)	402,610	14,498
Lifestyle Communities Ltd. (a) (b)	57,254	192,808
Liontown Ltd. (a) (b)	928,756	975,462
Lotus Resources Ltd. (a) (b)	2,051,029	239,352
MA Financial Group Ltd.	36,292	263,794
Macquarie Technology Group Ltd. (a)	3,142	139,334

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Magellan Financial Group Ltd.	71,709	$477,235
Mayne Pharma Group Ltd. (a)	51,942	107,723
McMillan Shakespeare Ltd.	46,261	525,978
Meeka Metals Ltd. (a)	1,893,257	334,567
Megaport Ltd. (a)	73,603	597,330
Metallium Ltd. (a)	346,653	246,191
Monadelphous Group Ltd.	51,930	918,028
Monash IVF Group Ltd. (b)	353,949	173,483
Myer Holdings Ltd. (b)	485,802	153,880
Nanosonics Ltd. (a) (b)	161,070	426,416
Neuren Pharmaceuticals Ltd. (a) (b)	78,978	980,123
Nick Scali Ltd.	46,296	727,664
Nine Entertainment Co. Holdings Ltd.	251,152	185,904
Novonix Ltd. (a) (b)	138,326	38,742
NRW Holdings Ltd.	218,594	750,712
Nufarm Ltd. (a) (b)	186,222	291,828
Nuix Ltd. (a) (b)	159,002	190,325
OFX Group Ltd. (a) (b)	250,755	81,100
Omni Bridgeway Ltd. (a) (b)	132,014	128,529
oOh!media Ltd.	320,656	277,978
Ora Banda Mining Ltd. (a)	796,624	812,780
Orora Ltd.	400,269	589,892
Paladin Energy Ltd. (a) (b) (e)	172,711	1,104,502
Paladin Energy Ltd. (a) (b) (e)	53,747	340,342
Pantoro Gold Ltd. (a)	131,054	427,353
Peninsula Energy Ltd. (a) (b)	48,097	20,687
Perenti Ltd.	485,195	902,711
Perpetual Ltd. (b)	51,796	644,519
PEXA Group Ltd. (a)	100,932	903,926
PolyNovo Ltd. (a) (b)	390,414	320,227
PPK Mining Equipment Group Pty. Ltd. (a) (c)	22,984	—
Predictive Discovery Ltd. (a)	1,175,273	576,042
PWR Holdings Ltd. (b)	27,424	143,558
Qoria Ltd. (a)	891,545	347,798
Regal Partners Ltd. (b)	135,233	289,478
Region Group REIT	219,482	343,950
Regis Healthcare Ltd. (b)	55,500	257,221
Resolute Mining Ltd. (a)	1,015,512	829,563
RPMGlobal Holdings Ltd. (a)	157,646	520,375
Rural Funds Trust REIT (b)	338,449	444,618
Santana Minerals Ltd. (a)	464,384	284,900
Select Harvests Ltd. (a)	53,590	178,325
Service Stream Ltd.	240,797	359,689
Silex Systems Ltd. (a)	114,830	660,837
Silver Mines Ltd. (a) (b)	1,027,125	150,686
SiteMinder Ltd. (a) (b)	96,562	391,506
SmartGroup Corp. Ltd.	108,922	663,880
Solvar Ltd. (b)	108,323	125,689
Southern Cross Payment Ltd. (a) (b) (c)	218,742	—
St Barbara Ltd. (a) (b)	393,487	152,190
Stanmore Resources Ltd.	111,582	172,628
Strike Energy Ltd. (a)	1,911,138	133,816
Security Description	Shares	Value
Superloop Ltd. (a)	252,281	$435,725
Syrah Resources Ltd. (a) (b)	270,924	60,523
Tabcorp Holdings Ltd.	1,147,047	757,259
Temple & Webster Group Ltd. (a)	36,666	334,486
Turaco Gold Ltd. (a)	178,571	99,432
Tyro Payments Ltd. (a) (b)	199,105	133,437
Vault Minerals Ltd. (a)	480,948	1,751,132
Vulcan Energy Resources Ltd. (a)	153,068	450,144
WA1 Resources Ltd. (a)	17,376	229,079
Waypoint REIT Ltd.	474,250	806,446
WEB Travel Group Ltd. (a)	178,179	567,953
Weebit Nano Ltd. (a) (b)	94,974	320,467
Westgold Resources Ltd.	476,496	2,046,318
		70,874,043
AUSTRIA — 0.4%
ams-OSRAM AG (a)	63,145	625,672
AT&S Austria Technologie & Systemtechnik AG (a)	13,814	522,408
Critical Metals Corp. (a) (b)	33,700	233,878
Kontron AG	35,378	947,333
Lenzing AG (a)	2,430	66,782
Palfinger AG	5,955	233,245
Porr AG	8,885	335,485
SBO AG	5,513	176,437
		3,141,240
BELGIUM — 0.6%
Barco NV	15,138	210,501
Care Property Invest NV REIT (b)	10,590	147,508
Fagron	26,117	653,338
Gimv NV	3,391	177,821
Kinepolis Group NV (b)	9,805	345,465
Materialise NV ADR (a)	20,675	114,746
Montea NV REIT	10,620	912,999
Ontex Group NV (a) (b)	44,830	257,988
Recticel SA (b)	33,476	385,296
Retail Estates NV REIT	7,962	596,592
X-Fab Silicon Foundries SE (a) (d)	50,302	305,429
Xior Student Housing NV REIT	23,348	793,840
		4,901,523
BERMUDA — 0.0% *
Conduit Holdings Ltd.	57,672	304,469
BRAZIL — 0.4%
ERO Copper Corp. (a) (b)	55,529	1,573,001
Karoon Energy Ltd. (b)	625,756	642,619
Sigma Lithium Corp. (a)	42,334	558,386
		2,774,006
CANADA — 9.4%
5N Plus, Inc. (a)	37,509	484,887
AbCellera Biologics, Inc. (a) (b)	160,957	550,473
AbraSilver Resource Corp. (a) (b)	70,687	550,748
ADENTRA, Inc. (b)	10,367	256,991
Aduro Clean Technologies, Inc. (a) (b)	18,706	193,794

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Advantage Energy Ltd. (a) (b)	161,758	$1,385,401
Aecon Group, Inc. (b)	32,230	735,476
AG Growth International, Inc. (b)	11,376	192,539
Alaris Equity Partners Income	26,103	391,902
Allied Gold Corp. (a)	31,329	718,801
Allied Properties Real Estate Investment Trust	35,494	346,201
Almonty Industries, Inc. (a) (b)	64,008	563,616
Altius Minerals Corp. (b)	41,476	1,235,732
Altus Group Ltd. (b)	26,367	1,090,843
Americas Gold & Silver Corp. (a) (b)	115,876	595,125
Artis Real Estate Investment Trust	136,179	795,764
Atrium Mortgage Investment Corp. (b)	39,597	334,513
Aurinia Pharmaceuticals, Inc. (a)	97,184	1,550,085
Aurora Cannabis, Inc. (a) (b)	51,345	216,130
AutoCanada, Inc. (a)	19,206	331,367
Avino Silver & Gold Mines Ltd. (a) (b)	75,609	471,057
Badger Infrastructure Solutions Ltd. (b)	17,178	916,452
Ballard Power Systems, Inc. (a) (b)	110,066	281,037
Baytex Energy Corp.	259,708	841,221
Birchcliff Energy Ltd.	174,550	951,223
Bird Construction, Inc. (b)	15,881	330,422
Bitfarms Ltd. (a) (b)	252,346	594,622
Bright Minds Biosciences, Inc. (a)	1,400	109,256
Calian Group Ltd.	4,663	188,867
Canaccord Genuity Group, Inc. (b)	62,809	506,779
Canada Goose Holdings, Inc. (a)	16,007	207,744
Canadian Solar, Inc. (a) (b)	30,671	729,050
Canfor Corp. (a) (b)	14,202	121,532
Canopy Growth Corp. (a) (b)	133,897	152,383
Cardinal Energy Ltd. (b)	117,359	744,009
Cargojet, Inc. (b)	8,022	491,240
Cascades, Inc. (b)	28,969	263,326
Centerra Gold, Inc.	121,586	1,752,719
CES Energy Solutions Corp. (b)	36,621	327,806
Champion Iron Ltd. (b)	277,307	1,122,477
Chemtrade Logistics Income Fund	22,507	242,187
Cineplex, Inc. (a) (b)	51,548	396,364
Cogeco, Inc. (b)	7,787	363,516
Collective Mining Ltd. (a)	26,680	389,276
Colossus Minerals, Inc. (a) (b) (c)	390	—
Crombie Real Estate Investment Trust	14,528	161,840
Denison Mines Corp. (a) (b)	473,285	1,256,799
dentalcorp Holdings Ltd. (b)	52,914	423,080
Diversified Royalty Corp. (b)	70,649	191,730
Docebo, Inc. (a) (b)	3,833	85,259
Doman Building Materials Group Ltd. (b)	65,995	450,639
Dream Office Real Estate Investment Trust	20,579	273,536
Security Description	Shares	Value
DREAM Unlimited Corp. Class A (b)	24,987	$351,814
Dye & Durham Ltd. (b)	24,727	75,223
Encore Energy Corp. (a)	123,031	305,117
Endeavour Silver Corp. (a) (b)	141,846	1,335,934
Enerflex Ltd.	38,394	592,681
Enghouse Systems Ltd. (b)	14,032	208,420
Extendicare, Inc. (b)	52,076	811,105
Fiera Capital Corp.	64,518	291,819
Foran Mining Corp. (a) (b)	32,445	119,294
Freehold Royalties Ltd. (b)	26,566	294,392
Galiano Gold, Inc. (a)	114,397	289,424
GASFRAC Energy Services, Inc. (a) (c)	21,904	—
Global Atomic Corp. (a) (b)	125,568	65,956
GoGold Resources, Inc. (a)	206,976	439,395
Gold Royalty Corp. (a)	52,024	210,177
Hammond Power Solutions, Inc.	3,607	419,657
Headwater Exploration, Inc. (b)	160,835	1,099,416
Hive Digital Technologies Ltd. (a) (b)	227,254	586,315
i-80 Gold Corp. (a)	35,733	52,658
Integra Resources Corp. (a) (b)	92,148	369,513
Interfor Corp. (a) (b)	30,548	190,765
International Petroleum Corp. (a)	38,563	708,614
InterRent Real Estate Investment Trust	89,738	863,501
Jamieson Wellness, Inc. (b) (d)	29,289	719,004
Kelt Exploration Ltd. (a)	36,485	204,151
Killam Apartment Real Estate Investment Trust	75,904	908,135
Knight Therapeutics, Inc. (a) (b)	81,117	358,021
Labrador Iron Ore Royalty Corp. (b)	42,439	924,788
Laurentian Bank of Canada	41,486	1,219,687
Lightspeed Commerce, Inc. (a) (b)	66,750	806,405
Lightstream Resources Ltd. (a) (b) (c)	64,736	—
Lithium Americas Corp. (a) (b)	118,461	515,931
Major Drilling Group International, Inc. (a)	36,672	345,117
Martinrea International, Inc.	77,401	584,989
Mattr Corp. (a) (b)	48,177	280,469
Milestone Pharmaceuticals, Inc. (a) (b)	21,875	44,187
Minto Apartment Real Estate Investment Trust (d)	21,492	213,705
Montage Gold Corp. (a)	114,003	821,703
Morguard North American Residential Real Estate Investment Trust	23,050	292,087
MTY Food Group, Inc. (b)	11,036	306,907
Mullen Group Ltd. (b)	66,817	767,244
Neptune Wellness Solutions, Inc. (a)	262	—
NFI Group, Inc. (a)	38,452	435,364

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
North American Construction Group Ltd.	20,978	$302,408
North West Co., Inc. (b)	30,570	1,090,774
Northwest Healthcare Properties Real Estate Investment Trust	48,889	182,253
NuVista Energy Ltd. (a)	106,034	1,401,668
Orezone Gold Corp. (a)	270,440	349,209
Pan American Silver Corp.	1	52
Parex Resources, Inc. (b)	54,829	737,987
Pason Systems, Inc. (b)	17,683	154,674
Pet Valu Holdings Ltd.	19,217	390,999
POET Technologies, Inc. (a) (b)	64,647	409,215
Polaris Renewable Energy, Inc.	31,270	269,185
Poseidon Concepts Corp. (a) (c)	43,064	—
Precision Drilling Corp. (a) (b)	13,965	1,003,402
Primaris Real Estate Investment Trust	14,428	164,094
Propel Holdings, Inc. (b)	8,115	147,707
Real Brokerage, Inc. (a)	49,209	179,613
Richelieu Hardware Ltd. (b)	19,647	567,015
Rogers Sugar, Inc. (b)	70,952	307,981
Russel Metals, Inc. (b)	36,025	1,151,118
Savaria Corp.	26,361	438,084
Seabridge Gold, Inc. (a) (b)	26,314	781,117
Sienna Senior Living, Inc. (b)	42,559	634,310
Skeena Resources Ltd. (a)	41,904	996,586
Slate Grocery REIT Class U,	12,267	136,474
SNDL, Inc. (a) (b)	150,872	250,448
Solaris Resources, Inc. (a)	58,944	473,014
Southern Cross Gold Consolidated Ltd. CDI (a)	17,699	136,556
Southern Pacific Resource Corp. (a) (c)	281,142	—
Spartan Delta Corp. (a) (b)	64,583	341,584
Sprott, Inc. (b)	14,350	1,407,415
Standard Lithium Ltd. (a)	98,252	439,186
Superior Plus Corp. (b)	111,434	572,311
Surge Energy, Inc. (b)	37,163	187,069
Tamarack Valley Energy Ltd.	279,355	1,626,302
Taseko Mines Ltd. (a) (b)	107,277	608,092
TELUS Corp.	3	40
Tilray Brands, Inc. (a) (b)	58,030	525,371
Timbercreek Financial Corp. (b)	28,716	143,292
TMC the metals Co., Inc. (a) (b)	146,386	903,202
Transcontinental, Inc. Class A	38,078	631,138
Trican Well Service Ltd.	48,305	209,325
Trilogy Metals, Inc. (a) (b)	37,800	162,918
Trisura Group Ltd. (a) (b)	33,256	1,036,437
Twin Butte Energy Ltd. (a) (c)	83,708	—
Uranium Royalty Corp. (a) (b)	68,914	243,329
Vermilion Energy, Inc.	59,852	498,639
Victoria Gold Corp./Vancouver (a)	32,654	11,435
Village Farms International, Inc. (a) (b)	28,400	103,660
Vitalhub Corp. (a) (b)	35,736	246,887
Vizsla Silver Corp. (a)	167,857	920,871
Wajax Corp. (b)	13,270	263,706
Security Description	Shares	Value
Well Health Technologies Corp. (a) (b)	154,476	$449,651
Wesdome Gold Mines Ltd. (a)	98,542	1,634,758
Westshore Terminals Investment Corp. (b)	32,606	619,413
		73,728,894
CHINA — 0.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	307,000	333,683
BOE Varitronix Ltd. (b)	175,000	115,340
China Traditional Chinese Medicine Holdings Co. Ltd. (b)	500,000	134,258
China Yuchai International Ltd.	6,004	213,142
Deep Source Holdings Ltd. (a) (b)	2,150,000	193,358
Inspur Digital Enterprise Technology Ltd.	368,000	315,827
Sasseur Real Estate Investment Trust	337,900	178,672
Silvercorp Metals, Inc. (b)	112,665	943,567
Towngas Smart Energy Co. Ltd. (b)	960,888	476,524
Youzan Technology Ltd. (a) (b)	7,596,000	135,652
		3,040,023
COLOMBIA — 0.2%
Aris Mining Corp. (a) (b)	89,081	1,446,612
DENMARK — 0.8%
Better Collective AS (a) (b)	23,057	286,874
Cadeler AS (a)	76,779	365,670
cBrain AS	9,479	167,831
Chemometec AS	10,942	1,182,877
D/S Norden AS	18,057	715,511
Dfds AS (a)	25,438	382,594
Gubra AS	2,669	217,185
H&H International AS Class B (a)	33,480	490,123
Matas AS	29,985	589,365
Netcompany Group AS (a) (d)	16,139	908,510
NTG Nordic Transport Group AS (a)	8,220	244,806
Scandinavian Tobacco Group AS (d)	33,822	507,894
		6,059,240
ECUADOR — 0.0% *
SolGold PLC (a)	754,856	280,228
FINLAND — 0.7%
Aktia Bank OYJ	26,955	392,551
Citycon OYJ (a)	108,060	505,868
Finnair OYJ (b)	28,809	106,309
Harvia OYJ (b)	6,821	343,669
Kempower OYJ (a)	12,277	220,174
Nokian Renkaat OYJ (b)	79,239	880,834
Outokumpu OYJ	257,064	1,352,552
Puuilo OYJ	21,108	314,341
QT Group OYJ (a) (b)	9,425	364,619
Revenio Group OYJ	15,987	420,581

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tokmanni Group Corp. (b)	24,868	$225,764
YIT OYJ (a) (b)	80,885	296,576
		5,423,838
FRANCE — 1.3%
Atos SE (a)	8,861	522,110
Aubay (b)	6,079	407,665
Beneteau SACA (b)	31,703	309,225
Carbios SACA (a)	7,511	98,534
Cie des Alpes	6,475	192,776
Clariane SE (a) (b)	133,370	616,208
Criteo SA ADR (a)	22,546	464,673
DBV Technologies SA (a)	27,174	107,871
Derichebourg SA	33,902	270,551
Elior Group SA (a) (b) (d)	69,927	225,189
Etablissements Maurel et Prom SA	48,339	313,664
Euroapi SA (a) (b)	44,694	119,154
Eutelsat Communications SACA (a) (b)	179,900	360,450
Fnac Darty SA	13,872	471,653
GL Events SACA	10,122	354,851
ICADE REIT (b)	21,048	543,836
Kaufman & Broad SA	10,443	366,717
Manitou BF SA	6,817	154,520
Medincell SA (a)	9,320	275,836
Mercialys SA REIT	47,730	618,864
Mersen SA	10,121	283,496
Nanobiotix SA (a)	15,392	352,504
Nexity SA (a) (b)	27,140	286,074
OVH Groupe SA (a) (b)	16,665	142,681
Planisware SA (b)	11,961	331,523
Quadient SA (b)	20,821	354,083
SMCP SA (a) (b) (d)	32,157	237,176
SOITEC (a)	11,280	307,217
Solutions 30 SE (a) (b)	84,406	101,113
Ubisoft Entertainment SA (a)	43,248	327,206
Valneva SE (a) (b)	76,473	333,928
Viridien (a)	1,344	155,321
Worldline SA (a) (b) (d)	107,020	196,327
		10,202,996
GERMANY — 2.9%
AIXTRON SE	49,716	1,010,421
AlzChem Group AG	3,148	573,061
Amadeus Fire AG	3,609	183,319
Atai Beckley NV (a)	102,053	417,397
Borussia Dortmund GmbH & Co. KGaA	54,173	209,958
CANCOM SE	18,274	571,960
Cewe Stiftung & Co. KGaA	3,621	441,429
CureVac NV (a)	64,877	293,244
Deutsche Beteiligungs AG	8,983	265,335
Deutsche Pfandbriefbank AG (d)	57,954	286,958
Deutz AG	69,926	698,059
Draegerwerk AG & Co. KGaA Preference Shares	5,643	459,943
Security Description	Shares	Value
Duerr AG	19,245	$509,682
Eckert & Ziegler SE	27,711	496,640
Elmos Semiconductor SE	9,211	1,049,333
Evotec SE (a)	84,176	538,790
Friedrich Vorwerk Group SE	2,885	276,484
Gerresheimer AG (b)	14,478	468,962
GFT Technologies SE	13,509	300,495
Grenke AG	15,385	282,598
Hamborner REIT AG	56,005	294,672
Heidelberger Druckmaschinen AG (a)	84,888	202,384
HelloFresh SE (a)	77,230	558,548
Hornbach Holding AG & Co. KGaA	7,156	704,286
Hypoport SE (a)	2,027	305,671
Immatics NV (a) (b)	45,238	474,999
Indus Holding AG	24,002	794,934
Jenoptik AG	26,814	616,293
Jumia Technologies AG ADR (a)	60,476	755,345
Kloeckner & Co. SE	61,436	585,887
LuxExperience BV ADR (a) (b)	27,762	231,813
Medios AG (a)	7,421	126,202
Mutares SE & Co. KGaA	4,281	150,835
Nagarro SE	6,257	560,326
Norma Group SE	18,854	322,846
Patrizia SE	28,919	276,466
Pfeiffer Vacuum Technology AG	4,098	762,363
PVA TePla AG (a)	9,219	246,862
SAF-Holland SE	36,918	663,383
Salzgitter AG	13,403	631,850
Secunet Security Networks AG	703	153,073
SFC Energy AG (a)	7,387	106,364
SGL Carbon SE (a)	17,348	63,772
Sirius Real Estate Ltd. REIT (b)	811,704	1,051,386
SMA Solar Technology AG (a)	9,773	391,167
Softwareone Holding AG	61,793	710,137
Stabilus SE	13,737	329,929
STRATEC SE	2,202	58,059
SUSS MicroTec SE	12,034	553,179
Takkt AG	18,743	81,447
TeamViewer SE (a) (d)	48,456	344,301
Verbio SE (a)	7,788	193,908
		22,636,755
GHANA — 0.0% *
Tullow Oil PLC (a) (b)	1,132,451	92,154
GREECE — 0.0%
TT Hellenic Postbank SA (a) (c)	129,076	—
HONG KONG — 1.0%
Art Group Holdings Ltd. (a) (b)	1,300,000	232,158
Cafe de Coral Holdings Ltd. (b)	177,191	112,004
China Ocean Resources Co. Ltd. (a) (c)	26,593	—
Chow Sang Sang Holdings International Ltd.	68,000	106,584
C-Mer Medical Holdings Ltd.	384,000	84,856
Dah Sing Financial Holdings Ltd.	37,600	170,815

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Diginex Ltd. (a) (b)	34,260	$142,864
DL Holdings Group Ltd. (a) (b)	647,000	169,574
Dream International Ltd. (b)	147,000	155,055
Envision Greenwise Holdings Ltd. (a) (b)	503,000	207,443
Gold Financial Holdings Ltd. (a) (c)	1,158,000	—
Hao Tian International Construction Investment Group Ltd. (a) (b)	936,000	9,380
HKBN Ltd. (b)	124,500	98,372
Hong Kong Technology Venture Co. Ltd.	159,052	28,608
Hong Kong Zcloud Technology Construction Ltd. (a)	148,000	117,890
Hutchison Port Holdings Trust Stapled Security	2,403,200	528,704
Hutchison Telecommunications Hong Kong Holdings Ltd.	774,000	115,352
Long Well International Holdings Ltd. (a) (c)	2,380,000	—
Luk Fook Holdings International Ltd.	171,000	516,284
Melco International Development Ltd. (a)	842,000	470,572
Modern Dental Group Ltd.	205,000	140,380
Pacific Basin Shipping Ltd. (b)	3,265,000	977,382
Pacific Textiles Holdings Ltd.	998,000	160,275
PAX Global Technology Ltd.	459,000	297,803
Peace Mark Holdings Ltd. (a) (c)	504,228	—
Sa Sa International Holdings Ltd. (b)	629,248	48,506
Shenzhou Space Park Group Ltd. (a) (c)	780,000	—
SMI Holdings Group Ltd. (a) (b) (c)	608,081	—
Stella International Holdings Ltd. (b)	193,500	371,910
Sunlight Real Estate Investment Trust	595,000	179,643
Superb Summit International Group Ltd. (a) (b) (c)	1,685,500	—
SuperX AI Technology Ltd. (a)	10,325	161,896
Synagistics Ltd. (a)	96,500	21,821
Tongguan Gold Group Ltd.	1,362,000	489,960
Truly International Holdings Ltd.	914,000	126,822
Value Partners Group Ltd.	460,000	143,020
Vitasoy International Holdings Ltd. (b)	594,000	477,734
VTech Holdings Ltd.	25,000	197,051
Yuexiu Real Estate Investment Trust (b)	1,659,000	183,303
Yunfeng Financial Group Ltd. (a)	1,012,000	410,859
		7,654,880
IRAQ — 0.1%
Gulf Keystone Petroleum Ltd.	182,960	435,580
IRELAND — 0.7%
Amarin Corp. PLC ADR (a) (b)	7,664	106,951
C&C Group PLC	193,430	351,233
Security Description	Shares	Value
Cairn Homes PLC	259,532	$634,000
COSMO Pharmaceuticals NV	5,284	701,643
GH Research PLC (a) (b)	10,821	137,427
Glenveagh Properties PLC (a) (d)	259,726	588,718
Greencore Group PLC	415,263	1,418,715
Irish Residential Properties REIT PLC	467,039	514,506
Origin Enterprises PLC (b)	67,767	325,519
Uniphar PLC	110,047	454,942
		5,233,654
ISRAEL — 3.2%
Allot Ltd. (a) (b)	26,286	258,391
Aryt Industries Ltd.	27,486	393,778
Ashdod Refinery Ltd. (a)	6,360	117,737
AudioCodes Ltd.	17,667	154,233
Aura Investments Ltd.	74,206	474,047
Azorim-Investment Development & Construction Co. Ltd.	61,063	355,024
Bet Shemesh Engines Holdings 1997 Ltd. (a)	3,453	812,573
Blue Square Real Estate Ltd.	2,522	313,361
Cellcom Israel Ltd.	39,831	468,659
Ceragon Networks Ltd. (a) (b)	53,207	111,735
Cognyte Software Ltd. (a)	29,176	274,254
Compugen Ltd. (a) (b)	61,146	93,553
Danel Adir Yeoshua Ltd.	2,917	431,999
Delek Automotive Systems Ltd.	15,210	115,923
Delta Galil Ltd.	6,361	347,080
Elco Ltd.	7,918	455,637
Electra Consumer Products 1970 Ltd.	11,263	382,372
Electreon Wireless Ltd. (a)	2,065	30,465
Formula Systems 1985 Ltd.	6,494	1,094,797
Fox Wizel Ltd.	5,354	526,312
G City Ltd.	109,465	274,770
Gilat Satellite Networks Ltd. (a) (b)	23,083	298,694
Hilan Ltd.	8,663	717,318
IDI Insurance Co. Ltd.	7,842	594,714
Innoviz Technologies Ltd. (a) (b)	70,584	60,215
Inrom Construction Industries Ltd.	83,864	578,899
Isracard Ltd.	99,057	484,857
Israel Canada TR Ltd.	106,896	553,413
Israel Discount Bank Ltd. Class A	1	10
Isras Investment Co. Ltd.	1,400	432,462
Isrotel Ltd.	6,831	336,074
Ituran Location & Control Ltd.	15,605	671,171
Kornit Digital Ltd. (a)	20,640	296,803
Magic Software Enterprises Ltd. (b)	13,725	353,419
Mega Or Holdings Ltd. REIT	13,624	1,154,178
Meshek Energy Renewable Energies Ltd. (a)	164,084	427,316
Nano Dimension Ltd. ADR (a) (b)	128,628	198,087
Nano-X Imaging Ltd. (a)	49,118	137,530
Nayax Ltd. (a)	7,925	400,589
Nexxen International Ltd. (a)	17,121	111,971

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Oil Refineries Ltd.	2,302,729	$716,013
One Software Technologies Ltd.	24,961	689,284
OY Nofar Energy Ltd. (a)	10,444	367,347
Partner Communications Co. Ltd.	88,259	1,065,887
Perion Network Ltd. (a)	26,951	258,191
Priortech Ltd. (a)	4,325	295,155
Qualitau Ltd.	2,116	400,746
Radware Ltd. (a)	28,901	696,225
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	10,253	1,131,430
Reit 1 Ltd.	189,516	1,618,001
Sella Capital Real Estate Ltd. REIT	193,184	715,249
SimilarWeb Ltd. (a) (b)	22,191	166,211
Summit Real Estate Holdings Ltd. REIT	13,530	263,035
Taboola.com Ltd. (a)	74,655	344,160
YD More Investments Ltd.	25,182	446,419
ZIM Integrated Shipping Services Ltd. (b)	46,862	994,880
		25,462,653
ITALY — 1.2%
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	325	—
Ariston Holding NV	38,048	199,119
Arnoldo Mondadori Editore SpA (b)	167,393	415,798
Ascopiave SpA	43,436	168,344
Avio SpA	19,370	667,686
Banca IFIS SpA	16,003	477,010
Biesse SpA	13,417	112,509
d'Amico International Shipping SA	24,669	143,820
Datalogic SpA	6,341	34,406
doValue SpA (a) (d)	48,919	172,359
El.En. SpA (b)	44,001	719,344
Esprinet SpA	30,780	223,404
Ferretti SpA (b)	78,615	283,821
Fila SpA (b)	12,314	141,151
GVS SpA (a) (b) (d)	28,762	131,234
Immobiliare Grande Distribuzione SIIQ SpA REIT	44,346	180,725
Italmobiliare SpA	2,562	82,295
Juventus Football Club SpA (a) (b)	119,358	405,401
MARR SpA (b)	35,058	371,388
Moltiply Group SpA (b)	8,515	347,015
OVS SpA (d)	175,558	1,001,643
Piaggio & C SpA (b)	155,167	332,034
RAI Way SpA (d)	86,982	571,052
Safilo Group SpA (a)	72,280	163,497
Salvatore Ferragamo SpA (a) (b)	28,489	275,367
Sanlorenzo SpA (b)	4,499	160,101
Sesa SpA (b)	1,668	175,917
Tamburi Investment Partners SpA (b)	74,557	804,709
Tinexta SpA	10,022	176,437
Wizz Air Holdings PLC (a) (b) (d)	37,203	638,509
Security Description	Shares	Value
Zignago Vetro SpA (b)	21,202	$193,478
		9,769,573
JAPAN — 36.0%
& ST HD Co. Ltd.	9,400	172,414
Access Co. Ltd. (a)	14,000	50,821
Advanced Media, Inc.	18,000	123,679
Aeon Fantasy Co. Ltd. (a)	7,900	152,209
AEON REIT Investment Corp.	274	240,009
Ai Holdings Corp. (b)	24,000	433,009
Aica Kogyo Co. Ltd.	25,600	574,569
Aichi Financial Group, Inc.	18,548	544,329
Aichi Steel Corp.	16,600	309,347
Aida Engineering Ltd.	36,000	273,999
Aiful Corp.	140,576	501,336
Ain Holdings, Inc.	11,400	486,197
Airtrip Corp.	13,300	64,402
Aisan Industry Co. Ltd.	36,000	513,318
Akatsuki, Inc.	2,300	38,914
Akebono Brake Industry Co. Ltd. (a) (b)	83,000	61,954
Akita Bank Ltd.	1,800	46,222
Alconix Corp.	17,300	277,802
Altech Corp.	18,280	315,697
Amiyaki Tei Co. Ltd.	5,100	45,910
Amuse, Inc. (b)	9,300	114,096
Amvis Holdings, Inc.	38,100	115,215
Anest Iwata Corp.	27,400	285,633
AnGes, Inc. (a)	83,200	32,379
Anicom Holdings, Inc.	53,300	342,763
Appier Group, Inc.	31,100	213,094
Arata Corp.	14,900	292,781
ARCLANDS Corp.	29,848	367,899
Arcs Co. Ltd.	28,600	617,634
ARE Holdings, Inc.	52,457	1,069,253
Arealink Co. Ltd.	16,100	109,391
Argo Graphics, Inc.	69,200	715,641
Ariake Japan Co. Ltd.	4,200	141,746
Arisawa Manufacturing Co. Ltd.	17,300	190,168
Artience Co. Ltd. (b)	24,200	531,105
As One Corp.	24,200	371,156
Asahi Yukizai Corp. (b)	13,400	462,496
Asanuma Corp.	77,100	502,703
ASKA Pharmaceutical Holdings Co. Ltd.	13,400	174,227
ASKUL Corp.	28,200	251,874
Atom Corp. (a) (b)	17,800	62,799
Autobacs Seven Co. Ltd.	28,100	295,620
Avex, Inc.	21,800	176,353
Awa Bank Ltd.	38,065	1,064,883
Axial Retailing, Inc.	45,400	333,958
AZ-COM MARUWA Holdings, Inc.	21,300	134,123
Bando Chemical Industries Ltd.	32,700	427,252
Bank of Iwate Ltd.	8,000	265,399
Bank of Nagoya Ltd. (b)	9,480	263,392
Bank of Saga Ltd. (b)	13,400	346,231
Bank of the Ryukyus Ltd.	54,320	641,118

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BASE, Inc.	36,500	$74,283
Belc Co. Ltd.	6,300	302,651
Bell System24 Holdings, Inc.	18,800	172,834
Belluna Co. Ltd. (b)	28,700	182,368
BML, Inc.	18,100	445,730
BrainPad, Inc. (b)	7,600	130,186
Broadleaf Co. Ltd.	64,300	303,153
BRONCO BILLY Co. Ltd. (b)	8,200	198,010
Buffalo, Inc.	4,000	123,896
Bunka Shutter Co. Ltd.	47,500	620,323
Bushiroad, Inc.	57,500	108,584
C Uyemura & Co. Ltd.	2,000	187,055
Can Do Co. Ltd. (b)	26,400	576,018
Casio Computer Co. Ltd.	83,200	674,114
Cawachi Ltd.	4,600	88,041
CCI Group, Inc. (b)	178,300	919,113
Central Glass Co. Ltd.	21,469	477,332
Central Security Patrols Co. Ltd.	6,500	126,272
Change Holdings, Inc. (b)	22,200	140,215
Chiba Kogyo Bank Ltd. (b)	59,700	643,676
Chiyoda Co. Ltd.	22,700	158,000
Chiyoda Corp. (a)	117,900	552,850
Chiyoda Integre Co. Ltd.	5,600	115,934
Chofu Seisakusho Co. Ltd.	17,300	222,617
Chubu Shiryo Co. Ltd. (b)	13,400	147,896
Chudenko Corp.	9,400	269,565
Chugoku Marine Paints Ltd.	39,300	1,106,954
Citizen Watch Co. Ltd.	156,900	1,277,262
CKD Corp.	47,759	932,359
CMK Corp.	45,000	150,435
COLOPL, Inc.	39,700	108,656
Colowide Co. Ltd. (b)	101,300	1,136,794
Comforia Residential REIT, Inc.	141	300,000
Computer Engineering & Consulting Ltd.	13,300	207,207
Comture Corp.	17,300	188,733
Cosel Co. Ltd.	25,400	176,469
Cover Corp. (a) (b)	19,900	191,579
CRE Logistics REIT, Inc.	445	478,656
CTS Co. Ltd.	39,700	265,435
Cuorips, Inc. (a)	2,400	92,328
Curves Holdings Co. Ltd.	26,500	135,421
Cyber Security Cloud, Inc.	2,500	28,597
CYBERDYNE, Inc. (a)	77,000	97,266
Cybozu, Inc. (b)	31,000	556,732
Dai Nippon Toryo Co. Ltd.	13,400	115,154
Dai-Dan Co. Ltd.	42,300	668,186
Daido Metal Co. Ltd.	30,400	190,261
Daido Steel Co. Ltd.	29,200	297,971
Daiei Kankyo Co. Ltd.	8,800	218,112
Daihen Corp.	9,300	592,727
Daiho Corp. (b)	90,200	451,734
Daiichikosho Co. Ltd.	22,800	245,099
Daiki Aluminium Industry Co. Ltd.	39,700	305,453
Daikokutenbussan Co. Ltd. (b)	3,700	135,022
Daikyonishikawa Corp.	22,000	111,863
Security Description	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	8,800	$233,271
Daio Paper Corp.	27,500	163,339
Daiseki Co. Ltd.	29,739	645,077
Daito Pharmaceutical Co. Ltd.	22,420	193,955
Daiwa Securities Living Investments Corp. REIT	258	187,807
Daiwabo Holdings Co. Ltd.	50,074	984,261
DCM Holdings Co. Ltd.	82,364	853,881
DeNA Co. Ltd. (b)	62,300	1,008,756
Denka Co. Ltd.	26,500	463,828
Denyo Co. Ltd.	9,400	214,992
Digital Arts, Inc.	8,100	322,977
Digital Garage, Inc.	19,984	344,998
Dip Corp. (b)	19,000	268,130
DKS Co. Ltd. (b)	8,400	441,048
Doshisha Co. Ltd.	17,300	364,222
Doutor Nichires Holdings Co. Ltd.	48,352	801,419
DTS Corp.	182,948	1,434,451
Duskin Co. Ltd.	22,500	610,785
DyDo Group Holdings, Inc. (b)	8,200	132,407
Earth Corp. (b)	9,400	297,751
EDION Corp.	71,305	963,956
eGuarantee, Inc.	27,500	315,624
Ehime Bank Ltd.	23,640	224,719
Eiken Chemical Co. Ltd. (b)	22,000	337,835
Eizo Corp.	24,100	343,945
en, Inc.	20,500	201,541
Enplas Corp.	4,200	248,927
eRex Co. Ltd.	29,000	113,599
ES-Con Japan Ltd.	39,700	300,894
Eslead Corp.	16,500	706,338
ESPEC Corp.	19,100	408,820
Eternal Hospitality Group Co. Ltd. (b)	17,300	378,570
euglena Co. Ltd. (a) (b)	47,800	121,982
Exedy Corp.	20,300	726,549
FCC Co. Ltd.	38,528	911,920
Feed One Co. Ltd. (b)	9,160	61,887
Ferrotec Corp.	39,378	1,263,653
FIDEA Holdings Co. Ltd.	14,810	179,710
Financial Partners Group Co. Ltd.	30,500	373,600
Fixstars Corp.	20,700	206,809
FP Corp.	9,000	151,010
Freee KK (a) (b)	37,200	713,171
Fronteo, Inc. (a) (b)	21,500	119,745
Frontier Real Estate Investment Corp. REIT	1,022	606,373
Fudo Tetra Corp.	9,040	153,007
Fuji Co. Ltd. (b)	22,000	299,659
Fuji Corp.	14,800	343,786
Fuji Kyuko Co. Ltd.	11,000	145,549
Fuji Pharma Co. Ltd.	7,000	84,315
Fuji Seal International, Inc.	13,900	278,009
Fujibo Holdings, Inc.	7,200	380,337
Fujimi, Inc.	29,683	448,999

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Fujita Kanko, Inc.	21,995	$370,454
Fujiya Co. Ltd. (b)	200	3,223
Fukuda Corp.	4,000	191,904
Fukui Bank Ltd. (b)	12,900	213,237
Fukuoka REIT Corp.	853	1,024,177
Fukuyama Transporting Co. Ltd. (b)	5,600	157,913
FULLCAST Holdings Co. Ltd.	13,300	141,532
Funai Soken Holdings, Inc. (b)	48,400	353,864
Furukawa Co. Ltd.	17,838	437,571
Furuno Electric Co. Ltd. (b)	20,100	1,023,305
Fuso Chemical Co. Ltd. (b)	17,300	703,059
Futaba Corp.	13,400	49,840
GA Technologies Co. Ltd.	14,300	161,570
Gakken Holdings Co. Ltd.	23,900	170,622
Galilei Co. Ltd.	19,700	477,591
GENDA, Inc. (a) (b)	36,600	163,684
Genki Global Dining Concepts Corp.	3,200	63,492
Genky DrugStores Co. Ltd. (b)	13,300	420,862
Geo Holdings Corp.	23,100	276,619
giftee, Inc. (b)	9,300	74,521
Giken Ltd.	8,900	110,664
Global One Real Estate Investment Corp. REIT	499	438,688
GLOBERIDE, Inc.	15,100	209,432
Glory Ltd.	36,700	927,422
GNI Group Ltd. (a) (b)	18,700	287,757
Goldcrest Co. Ltd.	18,000	380,108
GREE Holdings, Inc.	52,700	134,486
G-Tekt Corp.	18,300	229,297
GungHo Online Entertainment, Inc. (a)	18,700	300,283
Gunze Ltd.	18,400	503,008
H.U. Group Holdings, Inc.	30,997	668,805
H2O Retailing Corp.	71,500	937,170
Hamakyorex Co. Ltd.	31,200	352,915
Hankyu Hanshin REIT, Inc.	620	657,795
Hanwa Co. Ltd.	24,244	1,108,995
Happinet Corp.	7,400	139,035
Harmonic Drive Systems, Inc.	21,000	506,428
Heiwa Real Estate Co. Ltd. (b)	47,200	672,716
Heiwa Real Estate REIT, Inc.	655	656,901
Heiwado Co. Ltd.	20,200	371,537
Hennge KK	8,800	71,581
Hibiya Engineering Ltd.	7,500	228,476
Hiday Hidaka Corp.	13,704	302,066
Hino Motors Ltd. (a)	116,100	285,908
Hioki EE Corp. (b)	8,200	319,117
Hirano Tecseed Co. Ltd. (b)	13,300	142,126
Hirata Corp.	23,900	358,321
HIS Co. Ltd.	20,900	176,139
Hochiki Corp.	20,000	566,525
Hogy Medical Co. Ltd. (b)	13,400	571,068
Hokkaido Electric Power Co., Inc. (b)	112,000	750,978
Security Description	Shares	Value
Hokuetsu Corp. (b)	58,800	$335,743
Hokuriku Electric Power Co. (b)	114,200	711,086
H-One Co. Ltd.	23,900	215,755
Hoosiers Holdings Co. Ltd. (b)	46,200	387,886
Hoshino Resorts REIT, Inc.	366	609,903
Hosiden Corp.	26,900	427,153
Hosokawa Micron Corp.	9,600	345,427
House Foods Group, Inc.	29,600	543,581
Hulic Reit, Inc.	261	293,895
Hyakugo Bank Ltd. (b)	129,500	946,805
Hyakujushi Bank Ltd.	19,200	815,796
Ichibanya Co. Ltd. (b)	30,800	179,206
Ichigo Hotel REIT Investment Corp. (b)	264	214,238
Ichigo Office REIT Investment Corp.	996	618,270
Ichigo, Inc.	175,800	491,246
Ichikoh Industries Ltd.	36,200	118,707
Idec Corp.	17,400	324,144
Iino Kaiun Kaisha Ltd. (b)	77,080	697,307
Inaba Denki Sangyo Co. Ltd.	41,800	679,888
Inabata & Co. Ltd.	22,800	544,745
Infomart Corp. (b)	92,600	250,486
Inforich, Inc. (a)	4,900	61,178
Insource Co. Ltd.	40,600	223,016
Intage Holdings, Inc. (b)	20,200	227,845
Iriso Electronics Co. Ltd.	9,400	192,804
Ishihara Sangyo Kaisha Ltd.	19,900	348,118
Ispace, Inc. (a)	46,700	133,475
Istyle, Inc. (b)	39,700	119,040
Itfor, Inc.	45,200	494,548
Itochu Enex Co. Ltd.	22,200	268,816
Itoki Corp.	31,700	493,464
Izumi Co. Ltd.	21,200	405,755
J Trust Co. Ltd.	63,700	193,849
Jaccs Co. Ltd.	15,000	414,846
Jade Group, Inc. (a)	4,100	37,771
JAFCO Group Co. Ltd. (b)	54,480	837,646
Japan Aviation Electronics Industry Ltd.	44,090	707,713
Japan Communications, Inc. (a) (b)	149,900	139,624
Japan Display, Inc. (a) (b)	1,531,910	195,465
Japan Excellent, Inc. REIT (b)	1,127	1,071,313
Japan Lifeline Co. Ltd.	31,800	319,735
Japan Logistics Fund, Inc. REIT	454	301,518
Japan Material Co. Ltd.	48,574	479,403
Japan Pulp & Paper Co. Ltd.	79,000	444,027
Japan Securities Finance Co. Ltd.	28,900	373,177
Japan Wool Textile Co. Ltd.	25,300	286,500
JCR Pharmaceuticals Co. Ltd. (b)	37,800	171,703
JCU Corp.	16,647	519,870
JINS Holdings, Inc. (b)	6,600	232,850
JMDC, Inc. (b)	24,400	620,332
Joshin Denki Co. Ltd.	13,500	233,663
Joyful Honda Co. Ltd.	51,300	697,113

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
JSP Corp.	8,100	$126,452
Juki Corp.	37,800	120,819
Juroku Financial Group, Inc.	20,900	960,031
Justsystems Corp.	6,600	213,059
JVCKenwood Corp.	89,100	682,127
Kaga Electronics Co. Ltd.	42,400	1,048,199
Kameda Seika Co. Ltd. (b)	3,900	97,037
Kamei Corp.	22,200	427,727
Kanadevia Corp.	47,600	288,494
Kanamoto Co. Ltd.	21,000	524,514
Kaneka Corp.	26,300	737,430
Kanematsu Corp.	165,470	1,899,139
Kanto Denka Kogyo Co. Ltd.	24,000	169,192
Kasumigaseki Capital Co. Ltd.	4,800	225,079
Katakura Industries Co. Ltd.	37,748	695,260
Katitas Co. Ltd.	15,300	311,378
Kato Sangyo Co. Ltd.	13,300	543,896
Kawada Technologies, Inc. (b)	3,900	108,855
Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	108,617
KeePer Technical Laboratory Co. Ltd. (b)	14,500	325,624
Keiyo Bank Ltd.	86,900	922,528
Kenko Mayonnaise Co. Ltd.	17,300	208,269
KH Neochem Co. Ltd. (b)	20,100	317,635
Kisoji Co. Ltd.	9,400	152,564
Kissei Pharmaceutical Co. Ltd.	25,900	768,350
Kitz Corp.	127,055	1,409,606
Kiyo Bank Ltd.	64,065	1,332,431
Koa Corp.	21,600	189,066
Kohnan Shoji Co. Ltd.	13,400	343,239
KOMEDA Holdings Co. Ltd.	24,700	478,258
Komeri Co. Ltd.	9,400	205,097
Komori Corp.	53,936	545,743
Konica Minolta, Inc.	293,400	1,273,032
Konishi Co. Ltd.	31,800	269,827
Konoike Transport Co. Ltd.	17,300	362,015
Kosaido Holdings Co. Ltd. (b)	47,200	136,109
Koshidaka Holdings Co. Ltd.	26,500	206,935
Kotobuki Spirits Co. Ltd.	36,300	424,498
Kourakuen Corp. (a) (b)	8,000	57,418
Krosaki Harima Corp.	8,300	220,281
K's Holdings Corp.	46,900	484,275
Kumagai Gumi Co. Ltd.	72,800	717,573
Kumiai Chemical Industry Co. Ltd.	54,400	244,331
Kura Sushi, Inc. (b)	17,300	358,704
Kurabo Industries Ltd. (b)	17,170	928,907
Kureha Corp.	24,900	648,930
KYB Corp.	27,366	779,541
Kyoei Steel Ltd.	20,100	314,173
Kyokuto Kaihatsu Kogyo Co. Ltd.	19,900	397,378
Kyorin Pharmaceutical Co. Ltd.	36,000	353,006
Kyoritsu Maintenance Co. Ltd.	31,200	557,836
Kyosan Electric Manufacturing Co. Ltd.	17,300	67,326
Lacto Japan Co. Ltd.	7,400	163,112
Security Description	Shares	Value
LaSalle Logiport REIT	273	$276,231
LEC, Inc.	18,800	125,817
Life Corp.	14,700	239,709
Lifedrink Co., Inc.	28,300	313,973
Lifenet Insurance Co. (a) (b)	66,600	825,569
Lintec Corp.	18,900	532,955
M&A Capital Partners Co. Ltd.	8,400	180,599
M&A Research Institute Holdings, Inc. (b)	15,200	109,579
Maeda Kosen Co. Ltd. (b)	18,100	228,408
Makino Milling Machine Co. Ltd.	10,148	714,753
Mandom Corp.	19,900	345,325
Mani, Inc. (b)	15,000	138,856
Mars Group Holdings Corp.	17,300	353,185
Marudai Food Co. Ltd.	40,731	570,902
Maruha Nichiro Corp.	88,506	726,139
Marusan Securities Co. Ltd. (b)	72,438	469,071
Matsuya Co. Ltd. (b)	31,700	373,334
Max Co. Ltd.	23,300	1,027,165
Maxell Ltd.	29,000	444,033
MCJ Co. Ltd.	46,400	477,188
MEC Co. Ltd. (b)	18,500	601,933
Media Do Co. Ltd.	4,300	49,489
Medley, Inc. (a) (b)	9,300	139,846
Megachips Corp. (b)	16,619	840,784
Megmilk Snow Brand Co. Ltd.	22,300	460,241
Meidensha Corp.	29,449	1,046,483
Meiko Electronics Co. Ltd.	16,267	1,111,484
Meiko Network Japan Co. Ltd. (b)	30,200	138,529
Meisei Industrial Co. Ltd.	36,300	392,770
MEITEC Group Holdings, Inc.	31,500	712,616
Menicon Co. Ltd. (b)	58,800	599,085
Micronics Japan Co. Ltd. (b)	7,600	341,829
Mie Kotsu Group Holdings, Inc.	58,800	202,571
Milbon Co. Ltd.	15,100	234,575
Mirai Corp. REIT	1,391	447,264
Mirait One Corp.	47,201	1,055,469
Miroku Jyoho Service Co. Ltd.	13,400	170,038
Mitsubishi Estate Logistics REIT Investment Corp.	1,049	889,420
Mitsubishi Kakoki Kaisha Ltd. (b)	10,000	205,748
Mitsubishi Logisnext Co. Ltd.	17,300	169,750
Mitsubishi Pencil Co. Ltd. (b)	30,000	416,664
Mitsubishi Research Institute, Inc.	6,900	219,663
Mitsuboshi Belting Ltd. (b)	17,400	435,708
Mitsui DM Sugar Co. Ltd.	27,700	588,478
Mitsui High-Tec, Inc. (b)	53,900	261,342
Mitsui Matsushima Holdings Co. Ltd.	41,400	372,942
MIXI, Inc.	26,700	464,518
Miyaji Engineering Group, Inc. (b)	10,400	124,738
Miyazaki Bank Ltd.	4,180	174,406
Mizuno Corp.	23,400	462,043
Mochida Pharmaceutical Co. Ltd.	19,100	430,754
Monex Group, Inc.	104,807	488,781
Monogatari Corp. (b)	16,900	475,479

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Mori Hills REIT Investment Corp.	648	$615,981
Mori Trust Reit, Inc.	1,543	768,818
Morinaga & Co. Ltd.	19,100	324,132
Morinaga Milk Industry Co. Ltd.	38,600	917,072
Morita Holdings Corp.	24,900	437,809
MOS Food Services, Inc.	17,300	469,074
m-up Holdings, Inc.	37,600	217,811
Musashi Seimitsu Industry Co. Ltd.	31,100	506,743
Musashino Bank Ltd.	13,380	414,857
Nachi-Fujikoshi Corp.	17,300	480,111
Nagaileben Co. Ltd.	17,300	198,336
Nagano Keiki Co. Ltd.	27,800	431,158
Nakanishi, Inc.	29,600	374,096
Namura Shipbuilding Co. Ltd.	25,000	564,611
Nankai Electric Railway Co. Ltd.	45,800	867,671
Nanto Bank Ltd.	9,400	357,421
Neturen Co. Ltd.	65,283	531,027
Nextage Co. Ltd. (b)	37,140	655,154
NexTone, Inc. (a)	4,200	44,319
Nichicon Corp.	46,100	481,161
Nichiha Corp.	20,000	416,600
Nichireki Group Co. Ltd.	13,400	208,936
Nihon M&A Center Holdings, Inc.	209,800	964,776
Nihon Nohyaku Co. Ltd. (b)	39,700	256,823
Nihon Parkerizing Co. Ltd.	64,300	583,744
Nihon Tokushu Toryo Co. Ltd.	13,400	199,617
Nihon Trim Co. Ltd.	1,500	48,136
Nikkiso Co. Ltd.	74,240	752,133
Nippn Corp.	29,300	445,075
Nippon Carbide Industries Co., Inc.	19,200	313,824
Nippon Carbon Co. Ltd.	17,371	489,285
Nippon Ceramic Co. Ltd.	13,300	319,465
Nippon Chemical Industrial Co. Ltd.	8,100	143,195
Nippon Coke & Engineering Co. Ltd. (a)	425,172	292,951
Nippon Densetsu Kogyo Co. Ltd.	27,300	576,497
Nippon Kayaku Co. Ltd.	51,800	555,690
Nippon Light Metal Holdings Co. Ltd.	39,590	644,068
Nippon Paper Industries Co. Ltd.	48,800	362,081
Nippon Parking Development Co. Ltd.	279,291	463,273
NIPPON REIT Investment Corp. (b)	1,501	946,115
Nippon Sheet Glass Co. Ltd. (a) (b)	49,300	185,569
Nippon Shinyaku Co. Ltd.	18,500	666,847
Nippon Shokubai Co. Ltd.	29,800	381,281
Nippon Signal Co. Ltd.	37,200	310,900
Nippon Soda Co. Ltd.	31,600	729,797
Nippon Thompson Co. Ltd.	62,500	325,768
Nippon Yakin Kogyo Co. Ltd. (b)	8,600	248,269
Nipro Corp.	51,500	485,282
Nishimatsu Construction Co. Ltd.	27,583	1,005,866
Nishimatsuya Chain Co. Ltd. (b)	27,353	357,564
Security Description	Shares	Value
Nishio Holdings Co. Ltd.	17,500	$528,645
Nissan Shatai Co. Ltd.	25,300	163,507
Nissei ASB Machine Co. Ltd.	4,700	188,306
Nissha Co. Ltd.	27,500	219,305
Nisshin Oillio Group Ltd.	11,900	398,577
Nisshinbo Holdings, Inc.	84,300	705,077
Nitta Corp. (b)	13,300	357,648
Nittetsu Mining Co. Ltd. (b)	31,400	448,128
Nitto Boseki Co. Ltd.	17,430	1,134,237
Nitto Kogyo Corp. (b)	25,400	666,822
Nittoku Co. Ltd. (b)	9,400	145,367
Noevir Holdings Co. Ltd.	4,000	116,878
Nohmi Bosai Ltd.	20,500	504,833
Nomura Co. Ltd.	49,100	416,306
Nomura Micro Science Co. Ltd. (b)	9,100	172,949
Noritake Co. Ltd.	16,900	615,643
Noritsu Koki Co. Ltd.	31,700	375,558
Noritz Corp. (b)	18,000	229,098
North Pacific Bank Ltd.	173,500	938,646
NPR-RIKEN Corp. (b)	14,300	329,800
NS United Kaiun Kaisha Ltd. (b)	10,000	389,167
NSD Co. Ltd.	44,806	990,194
NTN Corp.	233,300	547,138
NTT UD REIT Investment Corp.	962	861,685
Nxera Pharma Co. Ltd. (a) (b)	39,700	209,461
Obara Group, Inc.	8,900	217,468
Ogaki Kyoritsu Bank Ltd.	10,000	299,212
Ohsho Food Service Corp. (b)	23,100	473,805
Oiles Corp.	17,300	259,481
Oisix ra daichi, Inc.	14,700	140,018
Oita Bank Ltd.	15,380	636,806
Okabe Co. Ltd.	21,500	132,090
Okamoto Industries, Inc.	6,360	221,948
Okamura Corp.	63,868	934,316
Okasan Securities Group, Inc.	99,682	478,234
Oki Electric Industry Co. Ltd.	54,400	688,915
Okinawa Electric Power Co., Inc.	44,577	317,097
Okinawa Financial Group, Inc.	26,400	802,552
OKUMA Corp.	26,400	611,388
Okumura Corp.	16,800	663,447
Okuwa Co. Ltd.	3,900	21,025
One REIT, Inc.	531	307,939
Open Up Group, Inc.	46,577	547,650
Optex Group Co. Ltd.	20,600	335,787
Optorun Co. Ltd.	17,300	210,807
Oriental Shiraishi Corp.	109,400	288,951
Osaka Organic Chemical Industry Ltd. (b)	24,100	615,012
Osaka Soda Co. Ltd. (b)	61,100	844,318
Osaka Steel Co. Ltd.	6,400	113,468
OSAKA Titanium Technologies Co. Ltd. (b)	21,700	260,408
Osaki Electric Co. Ltd.	16,000	126,779
OSG Corp.	30,100	438,984
Oyo Corp. (b)	22,100	395,486
Pacific Industrial Co. Ltd. (b)	36,300	749,182

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pacific Metals Co. Ltd.	7,399	$106,964
Pack Corp. (b)	31,700	261,091
PALTAC Corp.	4,900	150,803
Pasona Group, Inc. (b)	13,400	173,116
Pharma Foods International Co. Ltd.	13,300	57,614
Pigeon Corp. (b)	62,500	642,564
PILLAR Corp. (b)	17,900	547,580
Pilot Corp. (b)	16,000	497,419
Piolax, Inc.	19,100	211,051
PKSHA Technology, Inc. (a) (b)	13,300	297,828
Plus Alpha Consulting Co. Ltd.	23,000	353,925
Press Kogyo Co. Ltd.	181,110	938,220
Prestige International, Inc.	63,500	294,925
Prima Meat Packers Ltd.	17,600	299,238
Procrea Holdings, Inc.	5,930	82,436
Qol Holdings Co. Ltd. (b)	13,400	182,861
Raito Kogyo Co. Ltd.	43,414	937,551
Raiznext Corp.	36,300	563,450
Raksul, Inc. (b)	26,800	301,948
Relo Group, Inc.	31,700	346,942
Rengo Co. Ltd.	42,700	331,123
RENOVA, Inc. (a)	54,100	236,425
ReproCELL, Inc. (a) (b)	48,100	42,962
Restar Corp.	13,400	238,942
Retail Partners Co. Ltd.	13,400	114,470
Rheon Automatic Machinery Co. Ltd.	13,400	124,301
Ricoh Leasing Co. Ltd.	7,700	286,886
Riken Keiki Co. Ltd.	29,936	611,153
Riken Technos Corp.	54,200	530,779
Riken Vitamin Co. Ltd.	13,400	253,646
Ringer Hut Co. Ltd.	17,300	252,638
Riso Kagaku Corp.	21,300	169,590
Rock Field Co. Ltd. (b)	17,300	148,558
Royal Holdings Co. Ltd. (b)	34,600	290,936
RS Technologies Co. Ltd. (b)	9,400	226,087
Ryobi Ltd.	16,400	286,682
Ryoyo Ryosan Holdings, Inc. (b)	16,273	322,356
S Foods, Inc.	17,300	300,428
Sagami Holdings Corp.	25,300	306,354
Saizeriya Co. Ltd.	17,500	611,822
Sakai Chemical Industry Co. Ltd. (b)	26,953	546,815
Sakai Moving Service Co. Ltd.	8,400	153,643
Sakata INX Corp. (b)	26,100	394,468
Sakata Seed Corp.	18,900	514,868
Sakura Internet, Inc. (b)	8,700	154,302
Sala Corp.	44,700	323,390
San-A Co. Ltd.	23,800	449,899
San-Ai Obbli Co. Ltd.	35,600	479,678
SanBio Co. Ltd. (a) (b)	23,500	253,373
Sangetsu Corp.	32,900	652,774
San-In Godo Bank Ltd.	89,800	853,056
Sanken Electric Co. Ltd. (a) (b)	14,718	542,635
Sanki Engineering Co. Ltd.	28,000	1,025,360
Security Description	Shares	Value
Sankyo Tateyama, Inc.	30,600	$124,161
Sanoh Industrial Co. Ltd. (b)	45,600	249,608
Sansan, Inc. (a)	71,600	792,079
Sanyo Chemical Industries Ltd. (b)	5,400	179,833
Sanyo Denki Co. Ltd.	14,700	393,419
Sanyo Electric Railway Co. Ltd. (b)	7,800	103,755
Sanyo Trading Co. Ltd.	30,300	288,608
Sato Corp.	29,640	454,022
Sawai Group Holdings Co. Ltd.	45,600	686,276
SBI ARUHI Corp.	17,300	99,333
Seikagaku Corp.	24,700	112,040
Seiko Group Corp.	11,800	548,049
Seiren Co. Ltd.	45,612	890,444
Sekisui Jushi Corp.	17,400	236,559
Sekisui Kasei Co. Ltd. (a)	25,300	64,563
Senshu Ikeda Holdings, Inc.	157,260	793,599
Septeni Holdings Co. Ltd. (b)	18,500	57,715
Seria Co. Ltd.	20,900	464,015
Shibaura Machine Co. Ltd.	9,300	254,238
Shibaura Mechatronics Corp.	3,400	410,833
Shibuya Corp.	17,300	379,674
Shikoku Bank Ltd.	24,000	269,176
Shikoku Electric Power Co., Inc.	107,900	1,067,332
Shikoku Kasei Holdings Corp. (b)	26,300	460,579
Shima Seiki Manufacturing Ltd. (b)	23,545	151,414
Shimadaya Corp.	4,000	44,786
Shinagawa Refra Co. Ltd.	31,700	427,736
Shin-Etsu Polymer Co. Ltd.	24,900	318,031
Shinmaywa Industries Ltd.	26,000	317,816
Ship Healthcare Holdings, Inc.	33,500	560,916
Shizuoka Gas Co. Ltd.	30,200	231,204
Shochiku Co. Ltd. (b)	16,393	1,241,411
Shoei Co. Ltd. (b)	20,700	234,674
Shoei Foods Corp. (b)	7,200	186,494
Siix Corp.	23,800	198,757
Simplex Holdings, Inc.	53,200	356,714
Sinfonia Technology Co. Ltd.	20,680	1,196,642
Sinko Industries Ltd.	48,700	439,945
Sintokogio Ltd.	38,600	267,684
SMS Co. Ltd.	26,200	225,653
Sodick Co. Ltd.	28,200	172,894
Solasto Corp.	50,300	272,126
Sotetsu Holdings, Inc.	43,400	780,256
Sourcenext Corp. (a) (b)	24,900	24,305
S-Pool, Inc.	29,200	50,857
St. Marc Holdings Co. Ltd.	9,400	161,739
Star Asia Investment Corp. REIT	2,571	1,012,030
Star Micronics Co. Ltd. (b)	22,300	311,143
Starts Corp., Inc.	27,500	839,500
Starts Proceed Investment Corp. REIT	245	315,267
Starzen Co. Ltd.	31,700	253,810
Stella Chemifa Corp. (b)	7,200	201,652
Studio Alice Co. Ltd. (b)	3,900	50,111
Sumida Corp.	21,400	156,187
Sumiseki Holdings, Inc.	15,900	53,762

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sumitomo Osaka Cement Co. Ltd.	22,079	$535,266
Sumitomo Seika Chemicals Co. Ltd.	2,400	82,682
Sumitomo Warehouse Co. Ltd. (b)	45,526	1,031,084
Sun Corp. (b)	5,300	303,978
Sun Frontier Fudousan Co. Ltd.	23,400	358,289
Sun-Wa Technos Corp.	23,100	437,403
SWCC Corp.	16,700	1,101,649
Syuppin Co. Ltd.	23,100	169,479
T Hasegawa Co. Ltd.	15,300	275,067
Tachi-S Co. Ltd.	22,600	300,334
Tadano Ltd.	72,800	492,780
Taihei Dengyo Kaisha Ltd.	37,500	517,481
Taikisha Ltd.	23,300	489,799
Takamatsu Construction Group Co. Ltd.	7,900	202,357
Takaoka Toko Co. Ltd.	1,900	47,153
Takara Bio, Inc. (b)	23,800	120,712
Takara Holdings, Inc. (b)	77,100	790,454
Takara Standard Co. Ltd.	31,400	584,149
Takasago International Corp. (b)	106,500	1,001,506
Takeuchi Manufacturing Co. Ltd.	24,200	1,042,139
Takuma Co. Ltd.	39,700	627,369
Tamron Co. Ltd.	90,500	597,001
Tamura Corp. (b)	53,300	206,406
Tanseisha Co. Ltd.	25,700	258,566
Tayca Corp.	13,400	105,579
TechMatrix Corp.	28,300	421,941
Teijin Ltd.	47,700	412,500
Teikoku Electric Manufacturing Co. Ltd.	3,600	70,509
Teikoku Sen-I Co. Ltd. (b)	17,300	364,222
TerraSky Co. Ltd. (a) (b)	3,000	40,863
Timee, Inc. (a) (b)	29,500	238,266
TKC Corp.	21,300	585,684
TKP Corp. (a) (b)	21,100	241,631
Toa Corp. (b)	38,200	689,937
TOA ROAD Corp.	72,000	786,858
Toagosei Co. Ltd.	140,988	1,476,486
TOBISHIMA HOLDINGS, Inc.	13,310	200,060
TOC Co. Ltd. (b)	82,160	443,442
Tocalo Co. Ltd.	36,300	515,048
Toho Bank Ltd. (b)	90,000	310,632
Toho Titanium Co. Ltd.	25,800	217,764
Tokai Carbon Co. Ltd.	140,000	865,661
TOKAI Holdings Corp.	48,700	335,862
Tokai Rika Co. Ltd.	21,600	429,258
Tokai Tokyo Financial Holdings, Inc.	131,600	576,792
Tokushu Tokai Paper Co. Ltd.	15,000	151,201
Tokuyama Corp.	29,100	765,443
Tokyo Kiraboshi Financial Group, Inc.	9,400	521,739
Tokyo Steel Manufacturing Co. Ltd.	54,475	512,968
Tokyotokeiba Co. Ltd. (b)	8,900	322,511
Tokyu Construction Co. Ltd.	39,700	331,540
Security Description	Shares	Value
Tokyu REIT, Inc.	724	$956,588
Tomoe Engineering Co. Ltd.	8,400	95,873
TOMONY Holdings, Inc.	104,280	521,583
Topre Corp.	27,100	409,236
Topy Industries Ltd.	24,598	485,698
Torex Semiconductor Ltd.	21,400	197,282
Tosei REIT Investment Corp. (b)	231	215,312
Totetsu Kogyo Co. Ltd.	13,400	388,548
Towa Bank Ltd. (b)	30,200	207,505
Towa Corp.	15,000	205,748
Towa Pharmaceutical Co. Ltd. (b)	9,400	218,291
Toyo Corp.	5,668	63,462
Toyo Gosei Co. Ltd. (b)	2,000	90,210
Toyo Kanetsu KK	15,000	237,424
Toyo Tanso Co. Ltd. (b)	8,300	255,230
Toyobo Co. Ltd. (b)	42,778	343,872
TPR Co. Ltd. (b)	38,400	316,274
Transcosmos, Inc.	13,400	331,698
TRE Holdings Corp. (b)	46,139	473,621
Tri Chemical Laboratories, Inc.	28,395	490,928
Trusco Nakayama Corp.	24,600	377,290
TS Tech Co. Ltd.	25,900	304,200
TSI Holdings Co. Ltd. (b)	77,100	513,525
Tsubaki Nakashima Co. Ltd. (a)	29,200	65,760
Tsubakimoto Chain Co.	61,800	911,949
Tsuburaya Fields Holdings, Inc.	15,600	184,618
Tsugami Corp.	39,700	727,667
Tsukishima Holdings Co. Ltd.	29,500	531,299
Tsukuba Bank Ltd. (b)	117,700	312,375
Tsurumi Manufacturing Co. Ltd.	34,600	472,164
UACJ Corp.	86,800	1,175,645
UBE Corp. (b)	39,000	639,695
Uchida Yoko Co. Ltd.	6,800	465,495
Union Tool Co. (b)	7,200	391,821
Unipres Corp.	20,300	166,031
United Arrows Ltd.	13,300	208,395
United Super Markets Holdings, Inc. (b)	37,500	216,275
Universal Entertainment Corp. (a) (b)	17,300	87,855
Ushio, Inc. (b)	16,700	266,889
UT Group Co. Ltd. (b)	561,000	712,233
V Technology Co. Ltd. (b)	3,872	73,861
Valor Holdings Co. Ltd.	36,200	778,296
Valqua Ltd. (b)	10,476	271,349
ValueCommerce Co. Ltd.	17,300	73,396
Vector, Inc.	20,300	155,671
Vision, Inc. (b)	18,000	148,483
Vital KSK Holdings, Inc.	30,300	264,831
VT Holdings Co. Ltd.	89,800	307,077
Wacom Co. Ltd.	82,800	427,351
Wakachiku Construction Co. Ltd. (b)	3,800	115,640
Wakita & Co. Ltd.	17,300	212,794
Warabeya Nichiyo Holdings Co. Ltd.	17,300	362,567

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
WATAMI Co. Ltd.	18,700	$115,246
WDB Holdings Co. Ltd.	7,500	77,514
West Holdings Corp. (b)	17,800	173,520
World Co. Ltd.	9,400	185,607
World Holdings Co. Ltd.	9,000	148,943
W-Scope Corp. (a) (b)	22,600	21,627
YAKUODO Holdings Co. Ltd.	7,700	106,453
YAMABIKO Corp. (b)	24,900	472,122
Yamae Group Holdings Co. Ltd.	9,400	151,904
Yamagata Bank Ltd.	15,600	192,481
Yamaichi Electronics Co. Ltd. (b)	18,700	697,917
YA-MAN Ltd.	13,300	64,657
Yamanashi Chuo Bank Ltd.	24,800	639,204
Yamashin-Filter Corp.	31,800	122,132
Yamazen Corp.	54,000	511,595
Yellow Hat Ltd.	43,000	449,903
Yodoko Ltd.	104,700	909,099
Yokogawa Bridge Holdings Corp.	20,800	401,416
Yokowo Co. Ltd.	22,900	329,741
Yorozu Corp.	13,300	85,275
Yoshinoya Holdings Co. Ltd. (b)	31,700	621,077
Yuasa Trading Co. Ltd.	9,400	319,640
Yurtec Corp.	36,000	632,288
Zacros Corp.	29,400	216,638
Zenrin Co. Ltd.	49,465	332,302
ZERIA Pharmaceutical Co. Ltd.	24,800	332,101
ZIGExN Co. Ltd.	39,700	121,827
Zojirushi Corp.	26,200	261,758
		283,899,332
JERSEY — 0.0% *
Coinshares International Ltd.	16,963	213,445
MALAYSIA — 0.0% *
Frencken Group Ltd. (b)	234,900	252,070
MALTA — 0.0% *
Kambi Group PLC (a) (b)	13,439	198,258
MEXICO — 0.1%
Borr Drilling Ltd. (a) (b)	168,886	680,611
MOROCCO — 0.1%
Aya Gold & Silver, Inc. (a)	67,785	971,218
NETHERLANDS — 1.1%
Alfen NV (a) (b) (d)	32,977	407,825
AMG Critical Materials NV	24,945	832,025
Basic-Fit NV (a) (b) (d)	19,298	669,964
Brunel International NV (b)	20,130	183,460
Corbion NV	31,063	677,470
Flow Traders Ltd. (a)	20,891	616,330
ForFarmers NV	11,388	59,250
Fugro NV (b)	40,066	399,502
Havas NV	18,986	379,068
Koninklijke Heijmans NV Dutch Certificate	19,849	1,575,869
NSI NV REIT	18,578	422,851
Pharming Group NV (a)	442,377	740,878
Pharvaris NV (a)	22,995	638,111
Security Description	Shares	Value
PostNL NV (b)	246,587	$306,691
Sligro Food Group NV	7,902	93,733
TKH Group NV Dutch Certificate (b)	6,936	297,817
TomTom NV (a)	51,237	329,159
		8,630,003
NEW ZEALAND — 0.3%
Air New Zealand Ltd.	309,351	103,178
Channel Infrastructure NZ Ltd.	191,126	320,928
Fletcher Building Ltd. (a) (b)	440,493	932,164
Gentrack Group Ltd. (a)	39,761	195,678
Ryman Healthcare Ltd. (a)	223,850	374,590
Summerset Group Holdings Ltd. (b)	99,487	703,111
		2,629,649
NORWAY — 1.5%
Aker Solutions ASA	102,200	313,282
Bluenord ASA	4,916	217,366
BW Offshore Ltd.	124,815	559,306
DNO ASA	400,010	630,540
Elkem ASA (d)	104,275	315,094
Elmera Group ASA (d)	70,212	267,293
Europris ASA (d)	98,491	935,420
FLEX LNG Ltd. (a)	22,510	561,624
FLEX LNG Ltd. (a)	9,844	245,608
Grieg Seafood ASA (a)	32,605	251,644
Hexagon Composites ASA (a)	62,333	47,830
Kid ASA (d)	15,901	213,446
Kitron ASA	201,448	1,451,917
LINK Mobility Group Holding ASA (a)	136,373	458,324
MPC Container Ships ASA	243,510	425,853
NEL ASA (a)	789,842	174,775
Norbit ASA	24,536	455,359
Norconsult Norge AS	57,845	263,222
Norwegian Air Shuttle ASA	284,639	492,418
Odfjell Drilling Ltd.	34,642	300,508
Opera Ltd. ADR (b)	18,822	266,520
Pexip Holding ASA	41,480	320,347
PhotoCure ASA (a)	17,130	121,255
SATS ASA	69,303	278,948
SFL Corp. Ltd. (b)	72,983	569,997
SpareBank 1 Nord Norge	45,061	678,583
Stolt-Nielsen Ltd.	6,819	220,385
TGS ASA	55,826	507,240
Zaptec ASA (a)	80,433	198,952
		11,743,056
PORTUGAL — 0.1%
Altri SGPS SA (b)	140,194	740,929
Mota-Engil SGPS SA (b)	45,503	264,426
		1,005,355
SINGAPORE — 1.1%
AEM Holdings Ltd. (a) (b)	211,624	283,043
AIMS APAC REIT	456,404	532,353

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CapitaLand China Trust REIT (b)	1,081,834	$651,961
Capitaland India Trust	513,600	487,241
CDL Hospitality Trusts REIT (b)	806,380	523,583
Digital Core REIT Management Pte. Ltd.	291,600	148,716
ESR-REIT	219,141	461,798
Ezion Holdings Ltd. (a) (c)	4,945,500	—
Ezra Holdings Ltd. (a) (b) (c)	1,331,411	—
Far East Hospitality Trust REIT	504,200	239,162
Guan Chao Holdings Ltd. (a)	505,000	473,630
Hyflux Ltd. (a) (b) (c)	33,300	—
IGG, Inc.	497,000	243,280
Jinhai Medical Technology Ltd. (a) (b)	1,755,000	281,846
Lendlease Global Commercial REIT (b)	1,963,397	946,583
Manulife U.S. Real Estate Investment Trust (a)	3,385,055	240,339
Midas Holdings Ltd. (a) (b) (c)	1,078,700	—
Nanofilm Technologies International Ltd. (b)	268,700	122,231
Parkway Life Real Estate Investment Trust	90,500	287,123
Prestige Biopharm Ltd. (a)	13,227	117,987
Prime U.S. REIT	535,970	105,586
Propnex Ltd.	172,200	251,739
Raffles Medical Group Ltd.	584,974	463,976
Singapore Post Ltd. (b)	1,138,900	358,674
Starhill Global REIT	1,224,307	566,456
Swiber Holdings Ltd. (a) (b) (c)	200,200	—
Technics Oil & Gas Ltd. (a) (c)	1,254	—
UMS Integration Ltd. (b)	594,092	655,996
		8,443,303
SOUTH AFRICA — 0.1%
Great Basin Gold Ltd. (a) (c)	266,255	—
Karooooo Ltd. (b)	5,907	268,769
Scatec ASA (a) (d)	65,153	685,967
		954,736
SOUTH KOREA — 10.9%
Advanced Nano Products Co. Ltd.	4,225	146,499
Advanced Process Systems Corp. (a)	9,127	122,724
Ahnlab, Inc.	3,328	138,845
Air Busan Co. Ltd. (a)	26,962	32,174
Amorepacific Holdings Corp.	9,546	177,925
Ananti, Inc. (a)	24,407	132,154
APAM Corp. (a) (c)	6,724	—
Aprogen, Inc. (a)	83,678	40,487
AptaBio Therapeutics, Inc. (a)	12,866	83,508
Asiana Airlines, Inc. (a)	17,893	97,629
BGF Co. Ltd.	32,621	88,768
BGF retail Co. Ltd.	2,068	150,447
BH Co. Ltd.	18,864	210,829
BHI Co. Ltd. (a)	10,784	391,519
Binex Co. Ltd. (a)	18,369	191,016
Security Description	Shares	Value
Binggrae Co. Ltd.	4,684	$242,239
Bioneer Corp. (a)	11,094	98,191
BNC Korea Co. Ltd. (a)	20,459	63,626
Boditech Med, Inc.	11,858	107,998
Boryung	31,016	193,991
BSJ Holdings, Inc. (a)	33,459	2,323
Bukwang Pharmaceutical Co. Ltd.	26,275	69,037
Cafe24 Corp. (a)	15,088	315,784
Caregen Co. Ltd.	8,402	418,773
Chabiotech Co. Ltd. (a)	41,897	426,663
Cheryong Electric Co. Ltd.	3,374	82,210
Chong Kun Dang Pharmaceutical Corp.	5,977	343,961
CJ CGV Co. Ltd. (a)	57,946	239,338
CJ ENM Co. Ltd. (a)	3,162	141,797
CJ Logistics Corp.	5,168	339,379
Clobot Co. Ltd. (a)	12,780	558,912
CMG Pharmaceutical Co. Ltd. (a)	54,842	70,734
CNK International Co. Ltd. (a) (c)	16,071	—
Com2uSCorp (a)	7,732	155,923
Cosmax, Inc. (a)	6,429	727,449
Cosmecca Korea Co. Ltd. (a)	3,331	154,000
CosmoAM&T Co. Ltd. (a)	14,343	431,121
Cosmochemical Co. Ltd. (a)	17,161	170,949
Creative & Innovative System (a)	31,098	143,557
CS Wind Corp. (a)	12,899	372,496
Cuckoo Homesys Co. Ltd.	7,631	127,400
Curiox Biosystems Co. Ltd. (a)	7,177	582,909
D&D PharmaTech, Inc. (a)	17,054	1,086,777
Daea TI Co. Ltd. (a)	38,598	109,989
Daeduck Electronics Co. Ltd.	33,142	1,083,606
Daejoo Electronic Materials Co. Ltd.	6,053	266,819
Daesang Corp.	19,440	284,067
Daewon Pharmaceutical Co. Ltd.	14,124	117,165
Daewoong Co. Ltd.	24,272	371,523
Daewoong Pharmaceutical Co. Ltd.	4,578	547,561
Daishin Securities Co. Ltd. Preference Shares	62,568	912,102
D'Alba Global Co. Ltd.	1,602	164,031
Danal Co. Ltd. (a)	27,711	138,502
Daou Technology, Inc.	21,753	586,654
Dawonsys Co. Ltd. (a)	27,020	45,391
DB HiTek Co. Ltd.	29,140	1,367,439
Dentium Co. Ltd. (a)	6,120	196,275
Devsisters Co. Ltd. (a)	5,257	110,574
DI Dong Il Corp.	8,614	117,500
DIO Corp. (a)	5,499	64,474
DL Holdings Co. Ltd.	9,546	249,493
DMS Co. Ltd.	42,351	186,097
Dong-A Socio Holdings Co. Ltd.	5,076	386,193
Dong-A ST Co. Ltd.	5,594	203,870
Dongjin Semichem Co. Ltd.	24,885	633,116
DongKook Pharmaceutical Co. Ltd.	18,727	222,948

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dongkuk CM Co. Ltd.	9,391	$34,681
Dongkuk Steel Mill Co. Ltd.	18,210	104,162
Dongsuh Cos., Inc.	29,879	556,906
Dongsung Finetec Co. Ltd.	11,185	196,827
Dongwha Enterprise Co. Ltd. (a)	6,741	39,635
Dongwha Pharm Co. Ltd.	35,495	153,999
Dongwon Industries Co. Ltd.	1,962	57,067
Doosan Fuel Cell Co. Ltd. (a)	12,295	246,233
Doosan Tesna, Inc.	6,993	258,254
DoubleUGames Co. Ltd.	9,037	336,249
Douzone Bizon Co. Ltd.	8,185	486,367
Dreamtech Co. Ltd.	40,361	197,805
Duk San Neolux Co. Ltd. (a)	5,846	148,123
E Investment&Development Co. Ltd. (a)	547	13
Echo Marketing, Inc.	62,779	466,305
Eco&Dream Co. Ltd. (a)	9,475	115,893
Ecopro HN Co. Ltd.	5,127	85,595
E-MART, Inc.	10,705	604,156
EM-Tech Co. Ltd.	16,987	95,397
Enchem Co. Ltd. (a)	9,221	402,625
ENF Technology Co. Ltd.	24,762	807,896
Enplus Co. Ltd. (a)	3,648	1,294
Eoflow Co. Ltd. (a)	15,898	16,444
Eone Diagnomics Genome Center Co. Ltd. (a)	191,563	55,186
E-TRON Co. Ltd. (a)	2,004	7
Eubiologics Co. Ltd. (a)	16,285	128,422
Eugene Corp.	55,584	140,257
Eugene Investment & Securities Co. Ltd.	129,463	309,155
Eugene Technology Co. Ltd.	4,904	255,319
F&F Co. Ltd.	4,306	204,756
Fadu, Inc. (a)	13,682	201,827
Fine M-Tec Co. Ltd. (a)	13,585	92,701
Foosung Co. Ltd. (a)	48,836	255,274
FutureChem Co. Ltd. (a)	10,555	226,040
G2GBIO, Inc. (a)	4,409	205,063
GC Cell Corp. (a)	6,124	105,641
GemVax & Kael Co. Ltd. (a)	12,520	252,043
GeneOne Life Science, Inc. (a)	51,996	70,709
Genexine, Inc. (a)	20,381	66,284
Genomictree, Inc. (a)	10,935	208,369
GI Innovation, Inc. (a)	33,546	410,782
GOLFZON Co. Ltd.	2,056	82,494
Gradiant Corp.	6,416	50,818
Grand Korea Leisure Co. Ltd.	17,698	183,915
Gravity Co. Ltd. ADR (a) (b)	1,516	87,731
Green Cross Holdings Corp. (a)	16,932	187,121
GS Engineering & Construction Corp.	45,431	621,284
GS P&L Co. Ltd. (a)	1,656	48,282
GS Retail Co. Ltd.	6,881	96,011
G-SMATT GLOBAL Co. Ltd. (a) (c)	4,929	—
HAESUNG DS Co. Ltd.	18,393	711,180
Han Kuk Carbon Co. Ltd.	18,239	377,935
Security Description	Shares	Value
Hana Tour Service, Inc.	6,386	$216,110
Hanall Biopharma Co. Ltd. (a)	18,188	552,376
Hancom, Inc.	12,861	204,894
Handsome Co. Ltd.	13,370	148,499
Hanil Cement Co. Ltd.	12,993	162,080
Hanjin Logistics Corp.	5,134	70,245
Hanjin Shipping Co. Ltd. (a) (c)	1,732	—
Hankook & Co. Co. Ltd.	16,895	306,691
Hanon Systems (a)	96,618	198,863
Hansae Co. Ltd.	11,325	104,559
Hansol Chemical Co. Ltd.	4,450	702,770
Hansol Paper Co. Ltd.	29,409	169,650
Hanwha General Insurance Co. Ltd. (a)	53,038	204,707
Hanwha Investment & Securities Co. Ltd. (a)	101,841	331,917
Harim Holdings Co. Ltd.	74,945	553,029
HD Hyundai Construction Equipment Co. Ltd.	8,560	584,710
HDC Holdings Co. Ltd.	18,056	234,513
HDC Hyundai Development Co-Engineering & Construction	17,049	259,188
HFR, Inc. (a)	4,477	35,989
HJ Shipbuilding & Construction Co. Ltd. (a)	11,283	164,873
HK inno N Corp.	14,493	495,995
HL Holdings Corp.	2,953	91,939
HL Mando Co. Ltd.	10,154	413,759
HLB Global Co. Ltd. (a)	30,405	48,967
Hlb Pharma Ceutical Co. Ltd. (a)	14,442	160,806
HLB Therapeutics Co. Ltd. (a)	29,675	61,799
Homecast Co. Ltd. (a)	22,468	28,870
Hotel Shilla Co. Ltd. (a)	6,868	212,636
HPSP Co. Ltd.	17,930	416,962
HS Hyosung Advanced Materials Corp.	3,492	440,212
HS Industries Co. Ltd.	41,586	104,503
Humasis Co. Ltd. (a)	56,867	40,029
Humedix Co. Ltd.	1,373	38,458
Huons Co. Ltd.	5,409	102,882
Huons Global Co. Ltd.	2,788	99,091
Hyosung Chemical Corp. (a)	1,903	51,388
Hyosung TNC Corp.	3,218	497,036
HYULIM A-TECH Co. Ltd. (a)	13,383	7,367
Hyulim ROBOT Co. Ltd. (a)	30,787	159,219
Hyundai Bioland Co. Ltd.	27,477	81,923
Hyundai Bioscience Co. Ltd. (a)	55,413	190,986
HYUNDAI Corp.	2,800	41,887
Hyundai Department Store Co. Ltd.	4,914	302,232
Hyundai GF Holdings	27,776	160,422
Hyundai Green Food	14,246	154,372
Hyundai Home Shopping Network Corp.	1,911	72,962
Il Dong Pharmaceutical Co. Ltd. (a)	10,917	291,767
Iljin Electric Co. Ltd.	11,374	429,520

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ilyang Pharmaceutical Co. Ltd.	8,503	$77,029
iM Financial Group Co. Ltd.	112,760	1,217,186
InBody Co. Ltd.	10,123	230,140
Innocean Worldwide, Inc.	13,544	173,560
InnoWireless Co. Ltd.	5,530	85,989
Innox Advanced Materials Co. Ltd. (a)	7,182	113,422
Insun ENT Co. Ltd. (a)	45,490	141,786
Intellian Technologies, Inc. (a)	4,144	171,162
Interojo Co. Ltd.	5,130	57,014
iNtRON Biotechnology, Inc. (a)	16,003	36,104
Inventage Lab, Inc. (a)	6,800	397,459
IS Dongseo Co. Ltd.	6,147	99,637
ISC Co. Ltd.	2,415	186,253
ISU Specialty Chemical (a)	10,218	419,913
Jahwa Electronics Co. Ltd. (a)	27,781	495,624
Jeju Air Co. Ltd. (a)	24,547	92,187
Jenax, Inc. (a) (c)	1,564	—
JETEMA Co. Ltd. (a)	14,628	62,145
Jin Air Co. Ltd. (a)	26,196	126,020
Joongang Advanced Materials Co. Ltd. (a)	27,230	46,689
Jusung Engineering Co. Ltd.	18,773	360,982
JW Pharmaceutical Corp. (a)	8,133	143,967
KC Co. Ltd.	7,451	131,894
KEPCO Plant Service & Engineering Co. Ltd.	17,692	607,316
KG Dongbusteel	22,134	82,203
KG Eco Solution Co. Ltd. (a)	12,982	50,466
Kginicis Co. Ltd.	19,060	135,221
KH FEELUX Co. Ltd. (a)	13,755	12,661
KH Vatec Co. Ltd.	8,243	63,973
KINX, Inc.	5,644	474,463
KMW Co. Ltd. (a)	17,718	177,112
Koh Young Technology, Inc.	27,914	443,741
Kolmar BNH Co. Ltd.	33,704	299,477
Kolmar Korea Co. Ltd.	10,687	460,701
Kolon Industries, Inc.	10,918	339,920
KoMiCo Ltd. (a)	2,917	179,003
Komipharm International Co. Ltd. (a)	18,341	89,378
KONA I Co. Ltd.	7,772	244,940
Korea Electric Terminal Co. Ltd.	7,022	328,056
Korea Electronic Power Industrial Development Co. Ltd.	27,445	198,519
Korea Line Corp. (a)	108,338	132,137
Korea Petrochemical Ind Co. Ltd.	3,089	310,498
Korea United Pharm, Inc.	8,759	115,952
Korean Reinsurance Co.	104,619	838,085
Kukdo Chemical Co. Ltd.	2,701	61,312
Kumho Tire Co., Inc. (a)	62,217	253,092
L&C Bio Co. Ltd.	7,601	322,392
LabGenomics Co. Ltd. (a)	23,433	29,459
Lake Materials Co. Ltd.	18,624	190,694
LB Semicon, Inc. (a)	12,257	36,970
LEMON Co. Ltd. (a)	2,260	8,111
Security Description	Shares	Value
LF Corp.	2,802	$35,478
Lotte Chilsung Beverage Co. Ltd.	3,264	315,400
Lotte Energy Materials Corp. (a)	10,482	222,294
LOTTE Fine Chemical Co. Ltd.	16,593	513,150
Lotte Tour Development Co. Ltd. (a)	25,184	406,461
Lotte Wellfood Co. Ltd.	2,269	180,506
LS Materials Ltd. (a)	20,783	175,722
Lunit, Inc. (a)	11,288	322,055
LX International Corp.	27,776	626,650
LX Semicon Co. Ltd.	5,911	201,677
Magnachip Semiconductor Corp. (a)	27,813	70,923
Mcnex Co. Ltd.	5,717	114,495
Medipost Co. Ltd. (a)	16,125	203,612
MedPacto, Inc. (a)	20,001	92,747
Medytox, Inc.	3,363	282,011
MegaStudyEdu Co. Ltd. (a)	5,646	165,200
Mezzion Pharma Co. Ltd. (a)	11,501	719,336
Misto Holdings Corp.	30,971	918,026
Miwon Commercial Co. Ltd.	1,124	117,273
Modetour Network, Inc.	7,944	56,249
Myoung Shin Industrial Co. Ltd.	12,437	77,443
Namhae Chemical Corp.	24,206	111,910
Namsun Aluminum Co. Ltd. (a)	38,972	34,683
Naturecell Co. Ltd. (a)	34,409	520,715
Neowiz (a)	11,062	186,600
NEPES Corp. (a)	12,005	130,005
NEXTIN, Inc.	4,132	206,234
NHN Corp.	19,212	387,427
NHN KCP Corp.	16,574	171,544
NICE Holdings Co. Ltd.	5,732	51,688
NICE Information Service Co. Ltd.	32,221	380,242
NKMax Co. Ltd. (a) (c)	39,090	13,703
NongShim Co. Ltd.	1,184	355,475
OCI Holdings Co. Ltd.	3,214	257,022
OliX Pharmaceuticals, Inc. (a)	10,176	991,781
OQP Bio, Inc. (a) (c)	33,459	—
Orion Holdings Corp.	14,939	214,148
Orum Therapeutics, Inc. (a)	11,964	996,619
Oscotec, Inc. (a)	14,771	463,468
Otoki Corp.	1,498	400,354
Pan Ocean Co. Ltd.	86,921	232,304
Paradise Co. Ltd.	29,824	342,638
Park Systems Corp.	2,286	331,661
Partron Co. Ltd.	7,893	38,190
Pearl Abyss Corp. (a)	19,742	512,548
People & Technology, Inc.	10,147	264,848
Pharmicell Co. Ltd.	45,224	456,148
PI Advanced Materials Co. Ltd.	10,558	114,481
POLUS BioPharm, Inc. (a) (c)	21,662	—
Posco M-Tech Co. Ltd.	25,857	283,421
Power Logics Co. Ltd. (a)	16,264	47,870
Prestige Biologics Co. Ltd. (a)	13,667	28,794
Proteina Co. Ltd. (a)	3,349	257,124
PSK, Inc.	24,858	636,743

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Qurient Co. Ltd. (a)	5,509	$115,683
RFHIC Corp.	5,806	131,593
Robotis Co. Ltd. (a)	5,433	984,355
S&S Tech Corp.	5,255	176,194
Sam-A Aluminum Co. Ltd.	4,227	69,836
Sambu Engineering & Construction Co. Ltd. (a)	76,746	18,487
Samjin Pharmaceutical Co. Ltd.	12,039	165,055
Samsung Pharmaceutical Co. Ltd. (a)	46,382	49,262
Samwha Capacitor Co. Ltd.	3,724	75,615
Samyang Biopharmaceuticals Corp. (a)	4,614	168,155
Samyang Holdings Corp. (a)	4,342	173,595
Sang-A Frontec Co. Ltd.	3,943	42,481
SD Biosensor, Inc. (a)	47,960	296,306
SeAH Besteel Holdings Corp.	8,395	292,547
Sebang Global Battery Co. Ltd.	2,746	119,710
Seegene, Inc.	18,180	300,360
Seers Technology Co. Ltd. (a)	2,380	214,944
Seobu T&D	19,964	181,548
Seojin System Co. Ltd. (a)	53,602	941,398
Seoul Semiconductor Co. Ltd. (a)	28,122	121,230
SFA Engineering Corp.	23,164	376,271
SFA Semicon Co. Ltd. (a)	31,690	100,643
SGC Energy Co. Ltd.	4,751	72,392
Shin Poong Pharmaceutical Co. Ltd. (a)	16,799	163,728
Shinsegae International, Inc.	6,554	49,819
Shinsung Delta Tech Co. Ltd.	7,616	299,766
Shinsung E&G Co. Ltd. (a)	242,659	267,665
SIMMTECH Co. Ltd.	9,377	321,235
SK Chemicals Co. Ltd.	4,577	208,110
SK Discovery Co. Ltd.	4,672	187,457
SK Eternix Co. Ltd. (a)	15,220	218,704
SK IE Technology Co. Ltd. (a) (d)	21,330	370,911
SK Networks Co. Ltd.	89,398	280,503
SK oceanplant Co. Ltd. (a)	11,488	161,488
SK Securities Co. Ltd.	363,443	162,225
SL Corp.	7,789	231,688
Solid, Inc.	17,253	88,268
SOLUM Co. Ltd. (a)	17,412	200,524
Solus Advanced Materials Co. Ltd.	20,797	105,389
Songwon Industrial Co. Ltd.	18,046	113,371
Soop Co. Ltd.	5,928	279,003
Soulbrain Co. Ltd.	1,070	194,606
Soulbrain Holdings Co. Ltd.	5,027	130,164
SPG Co. Ltd.	2,292	129,353
ST Pharm Co. Ltd.	9,351	773,759
STIC Investments, Inc.	17,222	112,139
Sungshin Cement Co. Ltd.	17,940	118,309
Synopex, Inc. (a)	44,140	185,991
Taekwang Industrial Co. Ltd. (a)	457	241,737
Taesung Co. Ltd. (a)	7,081	218,739
TCC Steel	11,868	114,680
TechWing, Inc.	35,614	1,132,291
Security Description	Shares	Value
TKG Huchems Co. Ltd.	24,727	$325,105
Tokai Carbon Korea Co. Ltd.	1,952	192,686
TomoCube, Inc. (a)	6,835	241,980
Tovis Co. Ltd.	9,523	103,457
TSE Co. Ltd.	2,809	112,317
TY Holdings Co. Ltd. (a)	24,835	47,237
Unid Co. Ltd. (a)	3,940	183,796
Union Semiconductor Equipment & Materials Co. Ltd.	59,809	401,066
Unison Co. Ltd. (a)	203,092	169,320
UTI, Inc. (a)	4,702	65,248
Value Added Technology Co. Ltd.	3,967	53,837
Vaxcell-Bio Therapeutics Co. Ltd. (a)	9,543	66,179
Voronoi, Inc. (a)	5,124	773,642
VT Co. Ltd. (a)	11,612	141,145
Vuno, Inc. (a)	7,313	113,461
Webzen, Inc.	13,426	120,229
Wellbiotec Co. Ltd. (a)	54,639	20,671
Wemade Co. Ltd. (a)	10,830	187,573
WiSoL Co. Ltd.	6,658	26,529
Won Tech Co. Ltd.	46,744	251,478
Wonik Holdings Co. Ltd. (a)	31,475	1,064,061
WONIK IPS Co. Ltd.	19,698	928,461
Woojeon Co. Ltd. (a) (c)	76	—
Woori Technology Investment Co. Ltd. (a)	84,531	431,882
Woori Technology, Inc. (a)	113,057	285,674
YG Entertainment, Inc.	6,780	326,634
Young Poong Corp.	7,148	235,695
Youngone Corp.	5,828	330,936
Yuanta Securities Korea Co. Ltd.	88,618	226,997
Yungjin Pharmaceutical Co. Ltd. (a)	53,999	74,970
Zinus, Inc.	4,944	44,616
		85,872,908
SPAIN — 1.1%
Abengoa SA Class B (a) (c)	12,105,124	—
Aedas Homes SA (d)	14,886	417,841
Amper SA (a) (b)	1,212,485	241,226
Atalaya Mining Copper SA	42,213	485,457
Atresmedia Corp. de Medios de Comunicacion SA (b)	60,036	344,085
Audax Renovables SA (a) (b)	93,358	151,090
Befesa SA (d)	19,178	664,446
eDreams ODIGEO SA (a) (b)	32,989	154,588
Ence Energia y Celulosa SA (a) (b)	63,590	179,688
Faes Farma SA (b)	235,073	1,424,581
Global Dominion Access SA (b) (d)	49,751	193,404
Let's GOWEX SA (a) (b) (c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	139,161	182,723
Neinor Homes SA (d)	28,261	630,632
Obrascon Huarte Lain SA (a)	204,892	86,027
Pharma Mar SA (a) (b)	7,272	639,691

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Prosegur Cash SA (b) (d)	242,653	$180,680
Solaria Energia y Medio Ambiente SA (a)	52,545	1,120,064
Talgo SA (a) (b) (d)	45,891	150,911
Tecnicas Reunidas SA (a)	21,770	706,694
Tubacex SA (b)	95,398	373,654
		8,327,482
SWEDEN — 5.1%
AcadeMedia AB (d)	60,085	644,597
Addnode Group AB	58,836	618,433
AFRY AB (b)	48,674	791,979
Alimak Group AB (d)	46,874	738,285
Alleima AB (b)	110,238	978,759
Ambea AB (d)	30,845	472,773
Apotea AB (a)	38,583	385,964
AQ Group AB	13,331	285,164
Arjo AB Class B	134,010	465,462
Atea ASA	16,720	261,570
Attendo AB (d)	56,701	503,733
BHG Group AB (a)	50,730	176,092
BICO Group AB (a)	44,095	100,733
BioGaia AB Class B	62,094	715,319
Bonava AB Class B (a)	210,057	251,554
BoneSupport Holding AB (a) (b) (d)	29,539	602,392
Boozt AB (a) (b) (d)	23,267	286,459
Bravida Holding AB (d)	113,001	1,100,126
Bufab AB	130,629	1,424,920
Byggmax Group AB	36,504	217,389
Cellavision AB (b)	19,630	334,733
Cibus Nordic Real Estate AB publ (b)	51,000	812,953
Cint Group AB (a) (b)	129,311	40,257
Cloetta AB Class B	127,812	560,949
Coor Service Management Holding AB (b) (d)	50,733	270,868
Creades AB Class A	23,061	186,989
Dios Fastigheter AB	80,766	575,160
Dometic Group AB (d)	108,760	552,837
Duni AB (b)	19,572	223,345
Dustin Group AB (a) (d)	200,127	39,075
Dynavox Group AB (a) (b)	45,953	508,440
Electrolux AB Class B (a) (b)	73,968	511,745
Electrolux Professional AB Class B (b)	95,382	674,590
Elekta AB Class B (b)	89,183	549,002
Embracer Group AB (a) (b)	64,922	427,330
Eolus AB Class B (b)	12,662	59,198
Fagerhult Group AB	41,683	187,869
Granges AB	59,112	934,245
Hansa Biopharma AB (a) (b)	35,520	132,389
Haypp Group AB (a) (b)	13,370	207,973
Hexatronic Group AB (a) (b)	84,296	210,676
Hoist Finance AB (d)	85,241	1,042,997
Humana AB	15,220	83,209
Instalco AB (b)	157,191	441,283
Security Description	Shares	Value
Intellego Technologies AB (a) (b)	16,564	$83,639
Intrum AB (a)	50,024	211,083
INVISIO AB (b)	20,166	575,309
Inwido AB (b)	35,960	640,499
JM AB (b)	25,737	388,897
KNOW IT AB	26,342	337,176
Lindab International AB (b)	40,263	910,185
Medcap AB (a) (b)	4,740	282,278
MEKO AB (b)	17,143	135,563
Mildef Group AB (b)	23,696	307,934
MIPS AB	12,287	471,019
Modern Times Group MTG AB Class B (a)	57,805	719,208
NCAB Group AB (a)	138,397	717,596
NCC AB Class B	46,522	1,111,223
New Wave Group AB Class B (b)	102,189	1,270,324
Nobia AB (a)	245,300	114,683
Nolato AB Class B	98,829	662,519
Note AB	19,979	393,997
NP3 Fastigheter AB (b)	21,219	596,143
Nyfosa AB	33,424	269,385
Ovzon AB (a)	33,732	156,058
OW Bunker AS (a) (c)	983	—
Paradox Interactive AB (b)	18,042	318,222
Platzer Fastigheter Holding AB Class B	48,452	391,556
PowerCell Sweden AB (a) (b)	40,083	130,178
Ratos AB Class B	111,066	458,538
RaySearch Laboratories AB (b)	17,042	421,484
Re:NewCell AB (a) (b)	21,307	12,250
Rvrc Holding AB	20,175	146,080
Samhallsbyggnadsbolaget i Norden AB (a) (b)	1,137,105	571,093
Scandi Standard AB	33,685	362,837
Scandic Hotels Group AB (d)	25,498	269,119
Sdiptech AB Class B (a)	15,658	325,600
Sedana Medical AB (a) (b)	55,311	61,678
SkiStar AB (b)	25,075	450,430
Smart Eye AB (a) (b)	12,511	106,873
Stillfront Group AB (a) (b)	256,447	180,816
Storskogen Group AB Class B	701,971	893,949
Storytel AB	28,995	263,568
Surgical Science Sweden AB (a) (b)	34,151	120,396
Svolder AB Class B (b)	63,373	407,991
SwedenCare AB (b)	48,477	201,926
Synsam AB	37,066	271,397
Troax Group AB (b)	17,174	277,577
Truecaller AB Class B (b)	122,208	255,848
Verve Group SE (a)	25,169	51,600
Vestum AB (a)	96,975	93,306
Viaplay Group AB (a)	1,155,075	113,392
Vimian Group AB (a)	75,499	248,475
Vitec Software Group AB Class B (b)	18,960	636,744
Vitrolife AB (b)	17,518	260,334

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
VNV Global AB (a) (b)	73,629	$175,071
Xvivo Perfusion AB (a) (b)	13,562	274,512
Zinzino AB Class B (b)	15,202	262,524
		39,959,897
SWITZERLAND — 1.1%
ADC Therapeutics SA (a)	75,709	267,253
Arbonia AG (b)	23,501	156,031
Ascom Holding AG	45,973	221,669
Autoneum Holding AG (b)	2,042	431,984
Basilea Pharmaceutica Ag Allschwil (a)	4,101	283,149
Bystronic AG (b)	305	103,944
Cicor Technologies Ltd. (a)	1,426	228,592
Coltene Holding AG (b)	2,641	179,011
Comet Holding AG (b)	3,279	931,240
DocMorris AG (a) (b)	46,738	351,014
Forbo Holding AG (b)	283	312,202
Idorsia Ltd. (a) (b)	76,850	412,744
Implenia AG	9,499	917,228
Intershop Holding AG	2,125	440,959
Komax Holding AG (a) (b)	3,767	304,783
Kongsberg Automotive ASA (a)	1,126,316	231,698
Kuros Biosciences AG (a) (b)	11,358	393,964
Leonteq AG (b)	4,219	72,957
Medmix AG (d)	15,711	222,899
Meyer Burger Technology AG (a)	165	9
Mobilezone Holding AG	25,188	422,211
Orior AG (a) (b)	7,546	129,537
Rieter Holding AG (b)	43,539	175,035
Schweiter Technologies AG (b)	399	127,418
SEALSQ Corp. (a) (b)	69,014	260,873
Sensirion Holding AG (a) (d)	4,663	362,563
TORM PLC Class A	20,582	410,695
Vetropack Holding AG	6,928	192,384
Zehnder Group AG	3,311	341,862
		8,885,908
TANZANIA, UNITED REPUBLIC OF — 0.1%
Helios Towers PLC (a)	348,330	771,186
THAILAND — 0.0% *
Valeura Energy, Inc. (a)	46,708	278,732
UNITED KINGDOM — 6.7%
4imprint Group PLC	16,265	841,180
AG Barr PLC	69,608	584,228
Alfa Financial Software Holdings PLC (d)	78,082	222,651
AO World PLC (a)	184,427	280,808
Arqit Quantum, Inc. (a) (b)	4,100	89,708
Ashmore Group PLC	66,780	158,537
ASOS PLC (a) (b)	30,267	115,415
Aston Martin Lagonda Global Holdings PLC (a) (b) (d)	188,141	160,819
Auction Technology Group PLC (a)	49,616	186,193
Autolus Therapeutics PLC ADR (a) (b)	81,828	162,838
Security Description	Shares	Value
Avon Technologies PLC	19,028	$464,268
Bicycle Therapeutics PLC ADR (a)	29,888	211,607
Bodycote PLC	96,803	908,830
Breedon Group PLC	36,983	163,757
Bytes Technology Group PLC (b)	121,414	585,622
Capita PLC (a)	58,838	320,913
Card Factory PLC (b)	229,911	209,975
Ceres Power Holdings PLC (a)	46,768	133,862
Chemring Group PLC	116,181	738,372
Clarkson PLC	17,409	893,319
Close Brothers Group PLC (a)	57,367	403,169
CLS Holdings PLC REIT	172,845	139,956
CMC Markets PLC (d)	122,466	492,521
Coats Group PLC	652,770	741,917
Compass Pathways PLC ADR (a) (b)	78,794	543,679
Costain Group PLC	364,201	781,830
Crest Nicholson Holdings PLC (b)	141,555	273,222
Currys PLC	551,822	935,207
Custodian Property Income REIT PLC (b)	140,443	163,401
DiscoverIE Group PLC	67,703	546,367
Domino's Pizza Group PLC	85,443	199,280
Dowlais Group PLC	271,864	307,163
Dr. Martens PLC	192,283	198,111
Ecora Resources PLC	200,913	310,233
Elementis PLC	301,716	673,666
Empiric Student Property PLC REIT	638,313	668,820
Endava PLC ADR (a) (b)	21,742	137,409
EnQuest PLC	815,563	116,279
Essentra PLC (b)	168,679	219,168
Evoke PLC (a) (b)	149,742	44,713
FDM Group Holdings PLC	68,701	123,824
Firstgroup PLC	372,365	954,619
Forterra PLC (d)	224,459	559,738
Funding Circle Holdings PLC (a) (b) (d)	100,561	170,968
Future PLC	49,671	351,754
Galliford Try Holdings PLC	38,335	268,125
Genuit Group PLC	123,910	544,995
Global Ship Lease, Inc. Class A	8,466	296,649
Goodwin PLC	1,692	484,750
Great Portland Estates PLC REIT	204,996	878,199
Gym Group PLC (a) (d)	182,693	366,139
Halfords Group PLC	98,531	186,601
Hays PLC	787,442	596,301
Helical PLC REIT	82,462	209,187
Hilton Food Group PLC	60,724	411,651
Hollywood Bowl Group PLC	85,647	317,375
Hunting PLC	78,731	392,349
Ibstock PLC (b) (d)	237,284	445,546
Immunocore Holdings PLC ADR (a) (b)	33,238	1,153,691
IntegraFin Holdings PLC	182,973	885,988
IP Group PLC (a)	539,380	425,139

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
J D Wetherspoon PLC (b)	88,641	$879,296
Johnston Press PLC (a) (c)	358	—
Jupiter Fund Management PLC	295,714	630,831
Kainos Group PLC	41,163	555,877
Keller Group PLC	61,410	1,376,108
Kier Group PLC	206,293	615,993
Lancashire Holdings Ltd.	146,405	1,262,270
Lb-shell PLC (a) (c)	571	—
Luceco PLC (d)	109,103	193,415
Marshalls PLC	114,963	279,263
Marston's PLC (a)	621,487	494,035
Mears Group PLC	32,667	157,301
Mereo Biopharma Group PLC ADR (a) (b)	130,643	54,439
Metro Bank Holdings PLC (a)	156,284	253,513
Mobico Group PLC (a)	411,412	127,607
Molten Ventures PLC (a)	68,317	463,584
MONY Group PLC	309,640	765,492
Moonpig Group PLC	129,933	354,776
Morgan Advanced Materials PLC	196,609	576,499
NCC Group PLC (b)	221,351	414,437
Ninety One PLC	110,010	319,909
On the Beach Group PLC (d)	85,627	263,745
OXB (a)	38,462	319,194
Oxford Instruments PLC	24,007	661,957
Pagegroup PLC	163,485	517,634
Paratus Energy Services Ltd.	57,237	250,469
PayPoint PLC (b)	34,115	217,272
Pensana PLC (a)	139,053	165,337
Petrofac Ltd. (a) (b)	216,401	11,570
Pets at Home Group PLC	159,269	424,165
Picton Property Income Ltd. REIT	443,440	441,969
Pinewood Technologies Group PLC (a) (b)	46,951	226,082
Playtech PLC	108,385	413,295
PZ Cussons PLC (b)	221,241	219,912
Raspberry PI Holdings PLC (a) (b)	66,312	267,757
Reach PLC	149,685	110,935
Regional REIT Ltd. (b) (d)	81,308	116,800
S4 Capital PLC (b)	191,318	52,496
Sabre Insurance Group PLC (d)	133,022	232,598
Savills PLC	48,677	652,111
Schroder Real Estate Investment Trust Ltd.	641,356	468,422
Senior PLC	460,955	1,207,774
Silence Therapeutics PLC ADR (a) (b)	9,242	56,191
Social Housing Reit PLC (d)	267,763	248,507
Spire Healthcare Group PLC (d)	151,687	340,724
SSP Group PLC	204,280	566,019
SThree PLC	50,097	128,701
Supermarket Income REIT PLC	974,645	1,068,421
Synthomer PLC (a) (b)	106,148	90,376
Telecom Plus PLC	18,195	332,346
THG PLC (a) (b)	374,413	230,349
Trainline PLC (a) (d)	221,740	657,346
Security Description	Shares	Value
Travis Perkins PLC	73,563	$628,801
Treatt PLC	22,702	62,292
Trustpilot Group PLC (a) (d)	160,654	355,248
TT Electronics PLC (a)	58,120	89,431
Vanquis Banking Group PLC (a)	197,048	316,987
Vertical Aerospace Ltd. (a) (b)	51,784	276,009
Vesuvius PLC	109,175	582,684
Victrex PLC	49,394	435,165
Volution Group PLC	104,099	903,118
Watches of Switzerland Group PLC (a) (d)	118,469	755,303
WH Smith PLC	44,791	384,973
Workspace Group PLC REIT	78,811	422,959
XPS Pensions Group PLC	109,623	499,850
Zigup PLC	121,936	628,978
		52,429,518
UNITED STATES — 1.5%
Access Bio, Inc. KDR (a)	19,066	50,294
Civeo Corp. (b)	9,205	210,518
Curaleaf Holdings, Inc. (a)	202,214	503,046
DHT Holdings, Inc.	69,809	852,368
Diversified Energy Co.	33,949	490,878
Dole PLC	23,800	356,762
Ferroglobe PLC (a) (c) (e)	19,857	—
Ferroglobe PLC (e)	90,355	419,247
Fiverr International Ltd. (a) (b)	28,013	553,537
Hecla Mining Co.	7,571	145,287
IMAX Corp. (a) (b)	38,906	1,437,966
Inmode Ltd. (a)	54,169	795,743
MeiraGTx Holdings PLC (a) (b)	20,647	164,144
Navigator Holdings Ltd. (b)	10,595	183,505
NioCorp Developments Ltd. (a)	45,089	238,972
Nordic American Tankers Ltd. (b)	109,400	376,336
Oatly Group AB ADR (a)	9,806	104,826
Paysafe Ltd. (a) (b)	13,410	108,487
Perpetua Resources Corp. (a)	36,230	878,295
PolyPeptide Group AG (a) (b) (d)	6,737	221,945
PureTech Health PLC (a) (b)	92,419	155,385
QUALCOMM, Inc.	1	94
Riskified Ltd. Class A (a)	109,217	542,808
Sims Ltd.	63,712	764,329
Stratasys Ltd. (a)	34,815	302,194
TAT Technologies Ltd. (a)	6,373	286,546
UroGen Pharma Ltd. (a)	16,923	396,337
Vobile Group Ltd. (a)	854,000	450,946
Zymeworks, Inc. (a)	40,764	1,073,316
		12,064,111
VIETNAM — 0.0% *
XP Power Ltd. (a) (b)	12,673	153,412
TOTAL COMMON STOCKS (Cost $814,091,689)		781,826,551

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 0.0% *
GUERNSEY — 0.0% *
Cordiant Digital Infrastructure Ltd. (d) (Cost $186,780)	159,695	$226,612
WARRANTS — 0.0%
ITALY — 0.0%
Webuild SpA (expiring 08/02/30) (a) (b) (c) (Cost $0)	19,800	—
SHORT-TERM INVESTMENTS — 9.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	2,589,430	2,589,430
State Street Navigator Securities Lending Portfolio II (h) (i)	70,782,701	70,782,701
TOTAL SHORT-TERM INVESTMENTS (Cost $73,372,131)		73,372,131
TOTAL INVESTMENTS — 108.5% (Cost $887,650,600)		855,425,294
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(67,182,719)
NET ASSETS — 100.0%		$788,242,575
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $346,576, representing less than 0.05% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$780,080,807	$1,399,168	$346,576	$781,826,551
Mutual Funds and Exchange Traded Products	226,612	—	—	226,612
Warrants	—	—	0(a)	0
Short-Term Investments	73,372,131	—	—	73,372,131
TOTAL INVESTMENTS	$853,679,550	$1,399,168	$346,576	$855,425,294
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	895,796	$895,796	$16,921,005	$15,227,371	$—	$—	2,589,430	$2,589,430	$16,264
State Street Navigator Securities Lending Portfolio II	75,098,760	75,098,760	48,027,903	52,343,962	—	—	70,782,701	70,782,701	673,476
Total		$75,994,556	$64,948,908	$67,571,333	$—	$—		$73,372,131	$689,740
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AUSTRALIA — 9.3%
Centuria Industrial REIT (a)	336,706	$743,202
Charter Hall Long Wale REIT	419,914	1,142,480
Charter Hall Retail REIT	323,556	878,157
Dexus REIT (a)	691,572	3,195,941
GPT Group REIT	1,231,379	4,450,605
National Storage REIT	899,831	1,638,142
Region Group REIT	743,725	1,165,489
Scentre Group REIT	3,352,136	9,388,560
Vicinity Ltd. REIT	2,513,404	4,290,721
Waypoint REIT Ltd. (a)	417,523	709,984
		27,603,281
BELGIUM — 2.7%
Aedifica SA REIT (a)	30,584	2,424,559
Cofinimmo SA REIT	24,505	2,279,369
Warehouses De Pauw CVA REIT (a)	122,197	3,174,537
		7,878,465
BRAZIL — 0.8%
Allos SA	226,045	1,170,290
Iguatemi SA	82,847	386,587
Multiplan Empreendimentos Imobiliarios SA	180,600	898,097
		2,454,974
CANADA — 2.6%
Boardwalk Real Estate Investment Trust	15,527	730,389
Canadian Apartment Properties REIT	49,088	1,320,354
Dream Industrial Real Estate Investment Trust	89,713	823,337
First Capital Real Estate Investment Trust	66,590	918,148
Granite Real Estate Investment Trust	19,047	1,135,386
H&R Real Estate Investment Trust	84,383	629,756
RioCan Real Estate Investment Trust	92,439	1,261,068
SmartCentres Real Estate Investment Trust	45,393	852,723
		7,671,161
FINLAND — 0.5%
Kojamo OYJ (b)	117,168	1,407,730
FRANCE — 6.7%
Covivio SA REIT	35,182	2,340,751
Gecina SA REIT	33,554	3,188,068
Klepierre SA REIT	141,971	5,625,737
Unibail-Rodamco-Westfield REIT (b)	78,248	8,524,496
		19,679,052
GERMANY — 1.7%
Aroundtown SA (b)	452,970	1,408,712
LEG Immobilien SE	48,588	3,552,246
		4,960,958
Security Description	Shares	Value
HONG KONG — 4.6%
Hang Lung Properties Ltd.	1,133,548	$1,253,915
Link REIT	1,662,752	7,421,341
Swire Properties Ltd.	627,200	1,690,583
Wharf Real Estate Investment Co. Ltd.	1,035,000	3,268,491
		13,634,330
ISRAEL — 1.6%
Azrieli Group Ltd.	23,499	2,658,024
Melisron Ltd.	15,392	1,996,020
		4,654,044
JAPAN — 29.5%
Activia Properties, Inc. REIT	1,354	1,216,263
Advance Residence Investment Corp. REIT	1,835	2,006,565
AEON REIT Investment Corp.	1,104	967,043
Comforia Residential REIT, Inc.	454	965,957
Daiwa House REIT Investment Corp.	2,944	2,689,597
Daiwa Office Investment Corp. REIT (a)	441	1,053,651
Daiwa Securities Living Investments Corp. REIT	1,528	1,112,283
Frontier Real Estate Investment Corp. REIT	1,645	976,012
Global One Real Estate Investment Corp. REIT	621	545,943
GLP J-Reit	3,085	2,930,597
Hoshino Resorts REIT, Inc.	385	641,564
Hulic Co. Ltd.	434,390	4,751,422
Hulic Reit, Inc.	783	881,684
Industrial & Infrastructure Fund Investment Corp. REIT	1,625	1,598,616
Invincible Investment Corp. REIT (a)	4,902	2,014,028
Japan Excellent, Inc. REIT (a)	742	705,337
Japan Hotel REIT Investment Corp.	3,267	1,704,939
Japan Logistics Fund, Inc. REIT	1,759	1,168,215
Japan Metropolitan Fund Invest REIT	4,625	3,661,760
Japan Prime Realty Investment Corp. REIT	2,527	1,704,066
Japan Real Estate Investment Corp. REIT	4,574	3,819,813
KDX Realty Investment Corp. REIT	2,597	2,914,366
LaSalle Logiport REIT	1,150	1,163,610
Leopalace21 Corp.	144,200	605,337
Mitsubishi Estate Logistics REIT Investment Corp.	950	805,480
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,613	1,383,057
Mitsui Fudosan Co. Ltd.	1,787,600	20,305,731
Mitsui Fudosan Logistics Park, Inc. REIT	2,072	1,614,030
Mori Hills REIT Investment Corp.	990	941,083
Mori Trust Reit, Inc.	1,617	805,689
Nippon Building Fund, Inc. REIT (a)	5,560	5,068,895

See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Nippon Prologis REIT, Inc.	4,586	$2,718,041
NIPPON REIT Investment Corp. (a)	1,131	712,895
Nomura Real Estate Master Fund, Inc. REIT	2,778	3,067,861
NTT UD REIT Investment Corp.	883	790,923
Orix JREIT, Inc.	3,540	2,400,727
Sekisui House Reit, Inc.	2,758	1,583,591
Tokyu REIT, Inc.	553	730,654
United Urban Investment Corp. REIT	1,970	2,299,978
		87,027,303
MEXICO — 2.5%
Corp. Inmobiliaria Vesta SAB de CV (a)	565,694	1,733,312
Fibra Uno Administracion SA de CV REIT	1,764,547	2,648,857
Prologis Property Mexico SA de CV REIT	685,842	2,877,717
		7,259,886
ROMANIA — 1.2%
NEPI Rockcastle NV	403,045	3,547,623
SAUDI ARABIA — 0.3%
Arabian Centres Co. (c)	150,335	756,725
SINGAPORE — 9.5%
CapitaLand Ascendas REIT	2,458,689	5,410,645
CapitaLand Ascott Trust REIT	1,742,298	1,293,853
CapitaLand Integrated Commercial Trust REIT	3,716,231	6,906,526
Frasers Centrepoint Trust REIT	899,852	1,630,369
Frasers Logistics & Commercial Trust REIT (a)	1,894,500	1,465,807
Keppel DC REIT	1,281,958	2,242,928
Keppel REIT	1,961,253	1,486,953
Mapletree Industrial Trust REIT (a)	1,372,087	2,219,239
Mapletree Logistics Trust REIT	2,195,417	2,253,460
Mapletree Pan Asia Commercial Trust REIT (a)	1,454,471	1,662,576
Suntec Real Estate Investment Trust	1,415,576	1,585,093
		28,157,449
SOUTH AFRICA — 0.8%
Growthpoint Properties Ltd. REIT	2,206,809	2,285,386
SPAIN — 1.7%
Colonial SFL Socimi SA REIT (a)	217,014	1,392,877
Merlin Properties Socimi SA REIT	257,328	3,756,582
		5,149,459
SWEDEN — 4.2%
Castellum AB (a)	237,596	2,742,246
Fabege AB (a)	124,963	1,118,984
Fastighets AB Balder Class B (a) (b)	447,544	3,310,897
Sagax AB Class B	141,331	3,029,354
Samhallsbyggnadsbolaget i Norden AB (a) (b)	857,559	430,696
Security Description	Shares	Value
Wihlborgs Fastigheter AB	173,381	$1,716,169
		12,348,346
SWITZERLAND — 5.0%
International Workplace Group PLC	479,350	1,491,950
PSP Swiss Property AG	29,482	5,340,066
Swiss Prime Site AG	51,562	8,018,225
		14,850,241
THAILAND — 0.5%
Central Pattana PCL NVDR	862,759	1,513,012
TURKEY — 0.0% *
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	326,624	159,648
UNITED KINGDOM — 12.9%
Big Yellow Group PLC REIT	126,111	1,774,283
British Land Co. PLC REIT	642,831	3,491,415
Derwent London PLC REIT	71,962	1,683,221
Grainger PLC REIT	474,914	1,163,862
Hammerson PLC REIT	340,052	1,509,377
Land Securities Group PLC REIT	478,952	4,007,012
LondonMetric Property PLC REIT	1,506,606	3,844,194
Primary Health Properties PLC REIT (a)	1,669,326	2,198,175
Safestore Holdings PLC REIT	139,966	1,385,603
Segro PLC REIT	869,808	8,428,211
Shaftesbury Capital PLC REIT	1,256,303	2,450,195
Supermarket Income REIT PLC	797,391	874,112
Tritax Big Box REIT PLC	1,598,463	3,272,318
UNITE Group PLC REIT	267,018	2,009,458
		38,091,436
TOTAL COMMON STOCKS (Cost $361,223,646)		291,090,509
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
Keppel REIT (expiring 01/09/26) REIT (b) (Cost $0)	365,505	4,263
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	1,708,816	1,708,816
State Street Navigator Securities Lending Portfolio II (f) (g)	7,294,485	7,294,485
TOTAL SHORT-TERM INVESTMENTS (Cost $9,003,301)		9,003,301
TOTAL INVESTMENTS — 101.7% (Cost $370,226,947)		300,098,073
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(4,897,864)
NET ASSETS — 100.0%		$295,200,209

See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$291,090,509	$—	$—	$291,090,509
Rights	—	4,263	—	4,263
Short-Term Investments	9,003,301	—	—	9,003,301
TOTAL INVESTMENTS	$300,093,810	$4,263	$—	$300,098,073

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	224,008	$224,008	$5,394,771	$3,909,963	$—	$—	1,708,816	$1,708,816	$3,604
State Street Navigator Securities Lending Portfolio II	9,480,516	9,480,516	21,588,884	23,774,915	—	—	7,294,485	7,294,485	6,114
Total		$9,704,524	$26,983,655	$27,684,878	$—	$—		$9,003,301	$9,718
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ARGENTINA — 0.4%
Corp. America Airports SA (a) (b)	97,007	$2,522,183
AUSTRALIA — 9.1%
Atlas Arteria Ltd. Stapled Security	2,570,326	8,364,425
Dalrymple Bay Infrastructure Ltd.	1,331,466	4,448,318
Qube Holdings Ltd.	4,757,493	15,132,984
Transurban Group Stapled Security	3,565,751	33,788,829
		61,734,556
BRAZIL — 0.6%
Axia Energia ADR	157,713	1,444,651
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	87,113	2,077,652
Cia Energetica de Minas Gerais ADR	372,358	744,716
		4,267,019
CAMEROON — 0.2%
Golar LNG Ltd.	31,661	1,178,106
CANADA — 8.0%
Enbridge, Inc.	575,166	27,559,294
Gibson Energy, Inc.	43,626	799,478
Keyera Corp.	60,717	1,948,968
Pembina Pipeline Corp.	148,293	5,656,933
South Bow Corp.	55,925	1,540,156
TC Energy Corp.	278,563	15,359,323
Westshore Terminals Investment Corp.	84,607	1,607,271
		54,471,423
CHINA — 4.5%
Anhui Expressway Co. Ltd. Class H (b)	1,088,000	1,828,360
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	5,066,000	1,796,385
CGN Power Co. Ltd. Class H (c)	2,202,000	828,915
China Gas Holdings Ltd.	564,997	557,484
China Longyuan Power Group Corp. Ltd. Class H	577,000	492,231
China Merchants Port Holdings Co. Ltd.	2,933,354	5,705,785
China Resources Power Holdings Co. Ltd. (b)	426,000	947,397
COSCO SHIPPING Ports Ltd.	3,482,158	2,505,311
Guangdong Investment Ltd.	540,000	471,073
Huaneng Power International, Inc. Class H	774,000	569,798
Jiangsu Expressway Co. Ltd. Class H	3,170,000	4,068,645
Kunlun Energy Co. Ltd.	734,000	700,664
Shenzhen Expressway Corp. Ltd. Class H	1,562,000	1,426,841
Shenzhen International Holdings Ltd. (b)	3,513,569	3,904,718
Security Description	Shares	Value
Yuexiu Transport Infrastructure Ltd.	1,804,000	$1,096,283
Zhejiang Expressway Co. Ltd. Class H	3,993,840	3,679,043
		30,578,933
FRANCE — 5.9%
Aeroports de Paris SA (b)	103,166	13,497,599
Engie SA	345,854	9,102,682
Gaztransport Et Technigaz SA	10,270	1,888,848
Getlink SE	861,617	15,917,604
		40,406,733
GERMANY — 2.2%
E.ON SE	433,518	8,209,970
Fraport AG Frankfurt Airport Services Worldwide (a)	80,103	6,580,687
		14,790,657
HONG KONG — 0.5%
Hutchison Port Holdings Trust Stapled Security	14,233,100	3,131,282
ITALY — 2.9%
Enav SpA (b) (c)	649,759	3,597,300
Enel SpA	1,565,874	16,325,172
		19,922,472
JAPAN — 1.1%
Japan Airport Terminal Co. Ltd.	264,200	7,392,779
MEXICO — 7.4%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (b)	84,062	9,143,424
Grupo Aeroportuario del Pacifico SAB de CV ADR (b)	102,929	27,135,172
Grupo Aeroportuario del Sureste SAB de CV ADR	43,651	14,116,734
		50,395,330
NEW ZEALAND — 3.0%
Auckland International Airport Ltd. (b)	4,283,173	20,517,114
SINGAPORE — 1.3%
SATS Ltd.	2,367,721	7,014,788
SIA Engineering Co. Ltd.	621,000	1,738,413
		8,753,201
SPAIN — 8.9%
Aena SME SA (c)	1,200,895	33,595,532
Iberdrola SA	1,262,770	27,384,720
		60,980,252
SWITZERLAND — 2.4%
Flughafen Zurich AG	51,322	16,311,618
UNITED KINGDOM — 2.2%
National Grid PLC	1,001,373	15,374,822
UNITED STATES — 39.0%
American Electric Power Co., Inc.	111,022	12,801,947
Antero Midstream Corp.	86,831	1,544,723

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Cheniere Energy, Inc.	61,922	$12,037,018
Consolidated Edison, Inc.	73,662	7,316,110
Constellation Energy Corp.	58,218	20,566,673
Dominion Energy, Inc.	171,048	10,021,702
DT Midstream, Inc.	26,645	3,188,874
Duke Energy Corp.	157,196	18,424,943
Entergy Corp.	88,464	8,176,728
Exelon Corp.	203,514	8,871,175
Kinder Morgan, Inc.	520,424	14,306,456
NextEra Energy, Inc.	417,436	33,511,762
ONEOK, Inc.	181,784	13,361,124
PG&E Corp.	451,084	7,248,920
Public Service Enterprise Group, Inc.	100,852	8,098,416
Sempra	129,624	11,444,503
Sky Harbour Group Corp. (a) (b)	65,920	591,302
Southern Co.	221,036	19,274,339
Targa Resources Corp.	59,369	10,953,580
Vistra Corp.	56,837	9,169,513
WEC Energy Group, Inc.	62,372	6,577,751
Williams Cos., Inc.	317,299	19,072,843
Xcel Energy, Inc.	118,864	8,779,295
		265,339,697
TOTAL COMMON STOCKS (Cost $551,724,505)		678,068,177
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	1,127,744	1,127,744
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,575,061	$2,575,061
TOTAL SHORT-TERM INVESTMENTS (Cost $3,702,805)		3,702,805
TOTAL INVESTMENTS — 100.1% (Cost $555,427,310)		681,770,982
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(998,291)
NET ASSETS — 100.0%		$680,772,691
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$678,068,177	$—	$—	$678,068,177
Short-Term Investments	3,702,805	—	—	3,702,805
TOTAL INVESTMENTS	$681,770,982	$—	$—	$681,770,982

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,732,859	$1,732,859	$16,584,708	$17,189,823	$—	$—	1,127,744	$1,127,744	$9,029
State Street Navigator Securities Lending Portfolio II	31,829,465	31,829,465	42,736,084	71,990,488	—	—	2,575,061	2,575,061	13,310
Total		$33,562,324	$59,320,792	$89,180,311	$—	$—		$3,702,805	$22,339
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 10.3%
Anglogold Ashanti PLC	474,190	$40,438,923
BHP Group Ltd.	5,674,472	172,135,101
Fortescue Ltd. (a)	1,859,727	27,295,891
Glencore PLC (b)	10,785,216	58,976,788
Northern Star Resources Ltd.	1,599,517	28,511,224
Rio Tinto Ltd. (a)	415,144	40,645,459
Woodside Energy Group Ltd. (a)	1,498,961	23,580,137
		391,583,523
AUSTRIA — 1.1%
Mondi PLC	3,411,657	41,675,917
BRAZIL — 6.0%
Petroleo Brasileiro SA - Petrobras ADR	1,464,361	17,352,678
Suzano SA ADR (a)	5,178,890	48,370,833
Vale SA ADR	4,010,041	52,250,834
Wheaton Precious Metals Corp.	507,548	59,746,814
Yara International ASA	1,260,180	51,722,244
		229,443,403
CANADA — 17.5%
Agnico Eagle Mines Ltd.	563,224	95,638,168
Barrick Mining Corp.	1,907,328	83,194,704
Cameco Corp.	343,699	31,512,741
Canadian Natural Resources Ltd.	1,648,559	55,912,098
Cenovus Energy, Inc.	1,113,336	18,859,502
Franco-Nevada Corp.	215,905	44,812,790
Imperial Oil Ltd.	123,614	10,693,524
Kinross Gold Corp.	1,359,044	38,329,849
Nutrien Ltd. (a) (c)	2,750,469	169,994,334
Nutrien Ltd. (a) (c)	425,600	26,268,032
Suncor Energy, Inc.	957,550	42,556,225
Teck Resources Ltd. Class B	502,562	24,091,446
West Fraser Timber Co. Ltd. (a)	438,734	26,876,158
		668,739,571
CHILE — 0.4%
Antofagasta PLC	384,800	16,971,287
CHINA — 2.4%
China Hongqiao Group Ltd.	2,925,500	12,260,527
Wilmar International Ltd. (a)	20,292,319	48,600,577
Zijin Mining Group Co. Ltd. Class H	6,618,000	30,320,278
		91,181,382
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	192,666	1,930,513
CONGO — 0.2%
Ivanhoe Mines Ltd. Class A (a) (b)	800,276	9,113,484
FINLAND — 4.7%
Stora Enso OYJ Class R (a)	4,737,728	59,565,052
Security Description	Shares	Value
UPM-Kymmene OYJ	4,075,611	$118,659,901
		178,224,953
FRANCE — 2.8%
TotalEnergies SE	1,655,096	108,057,420
INDIA — 2.5%
Reliance Industries Ltd. GDR (d)	1,334,147	93,390,290
ISRAEL — 0.8%
ICL Group Ltd.	5,586,795	32,078,802
ITALY — 0.8%
Eni SpA	1,639,336	31,074,649
JAPAN — 1.6%
Nippon Steel Corp.	6,010,700	24,611,102
Oji Holdings Corp.	6,900,200	37,867,569
		62,478,671
LUXEMBOURG — 0.6%
ArcelorMittal SA	477,047	21,900,880
MEXICO — 0.3%
Southern Copper Corp.	91,359	13,107,276
NORWAY — 0.7%
Equinor ASA	664,075	15,603,065
Norsk Hydro ASA	1,470,125	11,397,391
		27,000,456
RUSSIA — 0.0%
Gazprom PJSC ADR (b) (e)	17,193	—
LUKOIL PJSC (b) (e)	173,497	—
Polyus PJSC GDR (b) (e)	77,132	—
Rosneft Oil Co. PJSC (b) (e)	1,071,162	—
Severstal PAO GDR (b) (e)	225,918	—
		—
SOUTH AFRICA — 2.6%
Anglo American PLC	1,317,438	54,666,801
Gold Fields Ltd. ADR (a)	1,000,875	43,698,202
		98,365,003
SOUTH KOREA — 0.5%
POSCO Holdings, Inc. ADR (a)	337,593	17,963,323
SPAIN — 0.5%
Repsol SA (a)	910,960	17,037,798
SWEDEN — 1.6%
Svenska Cellulosa AB SCA Class B (a)	4,546,116	60,458,392
SWITZERLAND — 1.0%
SIG Group AG (a)	2,659,422	38,066,072
UNITED STATES — 39.6%
Amcor PLC	4,701,692	39,212,111
Archer-Daniels-Midland Co.	979,643	56,319,676
Avery Dennison Corp.	159,111	28,939,109
Baker Hughes Co.	335,694	15,287,505
BP PLC	12,478,830	72,643,945
Bunge Global SA	285,660	25,446,593
CF Industries Holdings, Inc.	330,376	25,551,280

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chevron Corp.	656,636	$100,077,893
ConocoPhillips	426,428	39,917,925
Corteva, Inc.	1,384,060	92,773,542
Coterra Energy, Inc.	259,849	6,839,226
Darling Ingredients, Inc. (b)	321,761	11,583,396
Devon Energy Corp.	216,725	7,938,637
Diamondback Energy, Inc.	64,056	9,629,538
EOG Resources, Inc.	186,542	19,588,775
EQT Corp.	212,536	11,391,930
Exxon Mobil Corp.	1,455,115	175,108,539
FMC Corp. (a)	254,052	3,523,701
Freeport-McMoRan, Inc.	1,604,960	81,515,918
Graphic Packaging Holding Co. (a)	602,568	9,074,674
Halliburton Co.	290,112	8,198,565
Ingredion, Inc.	130,504	14,389,371
International Paper Co.	1,076,737	42,412,670
Louisiana-Pacific Corp.	128,911	10,410,852
Marathon Petroleum Corp.	103,676	16,860,828
Mosaic Co.	645,472	15,549,420
Newmont Corp.	1,227,406	122,556,489
Nucor Corp.	256,700	41,870,337
Occidental Petroleum Corp.	244,669	10,060,789
Packaging Corp. of America	182,285	37,592,636
Phillips 66 Co.	138,064	17,815,779
Reliance, Inc.	58,655	16,943,670
Scotts Miracle-Gro Co.	90,453	5,277,933
Sealed Air Corp.	299,135	12,393,163
Shell PLC	4,623,408	170,392,740
SLB Ltd.	508,012	19,497,501
Smurfit WestRock PLC	1,064,884	41,179,064
Steel Dynamics, Inc.	154,826	26,235,266
Valero Energy Corp.	106,067	17,266,647
Weyerhaeuser Co. REIT	1,471,597	34,862,133
		1,514,129,766
ZAMBIA — 0.5%
First Quantum Minerals Ltd. (b)	753,599	20,231,584
TOTAL COMMON STOCKS (Cost $3,647,548,169)		3,784,204,415
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	19,505,508	19,505,508
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	103,733,783	$103,733,783
TOTAL SHORT-TERM INVESTMENTS (Cost $123,239,291)		123,239,291
TOTAL INVESTMENTS — 102.3% (Cost $3,770,787,460)		3,907,443,706
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.3)%		(86,630,106)
NET ASSETS — 100.0%		$3,820,813,600
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	68	03/20/2026	$6,488,220	$6,410,360	$(77,860)
E-mini S&P 500 Material Select Sector Index (long)	41	03/20/2026	3,944,405	3,971,260	26,855
FTSE 100 Index (long)	38	03/20/2026	4,992,865	5,081,033	88,168
S&P/TSX 60 Index (long)	21	03/19/2026	5,679,359	5,704,891	25,532
SFE S&P ASX Share Price Index 200 (long)	44	03/19/2026	6,327,471	6,364,148	36,677
					$99,372

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,784,204,415	$—	$0(a)	$3,784,204,415
Short-Term Investments	123,239,291	—	—	123,239,291
TOTAL INVESTMENTS	$3,907,443,706	$—	$0	$3,907,443,706
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$177,232	$—	$—	$177,232
Futures Contracts - Unrealized Depreciation	(77,860)	—	—	(77,860)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$99,372	$—	$—	$99,372
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,124,885	$10,124,885	$117,068,726	$107,688,103	$—	$—	19,505,508	$19,505,508	$144,482
State Street Navigator Securities Lending Portfolio II	187,739,141	187,739,141	318,745,578	402,750,936	—	—	103,733,783	103,733,783	165,911
Total		$197,864,026	$435,814,304	$510,439,039	$—	$—		$123,239,291	$310,393
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUSTRALIA — 1.5%
Anglogold Ashanti PLC	117,603	$10,029,184
OceanaGold Corp.	63,603	1,804,966
		11,834,150
BRAZIL — 2.0%
ERO Copper Corp. (a) (b)	28,768	814,927
Wheaton Precious Metals Corp.	125,933	14,824,402
		15,639,329
BURKINA FASO — 0.3%
IAMGOLD Corp. (a) (b)	162,705	2,688,505
CANADA — 24.6%
Agnico Eagle Mines Ltd.	139,434	23,676,570
Alamos Gold, Inc. Class A (b)	116,762	4,514,599
Allied Gold Corp. (a)	26,445	606,745
ARC Resources Ltd.	111,294	2,090,695
Athabasca Oil Corp. (a) (b)	93,990	482,035
B2Gold Corp.	370,719	1,671,380
Barrick Mining Corp.	468,209	20,422,554
Baytex Energy Corp.	129,217	418,547
Birchcliff Energy Ltd.	52,800	287,737
Cameco Corp.	84,217	7,721,607
Canadian Natural Resources Ltd.	402,736	13,659,089
Capstone Copper Corp. (a) (b)	173,625	1,745,433
Cenovus Energy, Inc.	265,882	4,503,947
Centerra Gold, Inc.	55,957	806,646
CES Energy Solutions Corp.	41,300	369,689
Denison Mines Corp. (a) (b)	161,272	428,255
Discovery Silver Corp. (a)	174,190	1,064,900
DPM Metals, Inc. (b)	61,554	1,904,885
Endeavour Silver Corp. (a)	81,614	768,657
Enerflex Ltd.	23,500	362,765
Equinox Gold Corp. (a) (b)	217,741	3,064,179
First Majestic Silver Corp. (b)	127,822	2,135,418
Fortuna Mining Corp. (a) (b)	85,213	836,122
Franco-Nevada Corp.	53,449	11,093,763
Freehold Royalties Ltd. (b)	26,328	291,754
G Mining Ventures Corp. (a)	44,774	1,355,224
Hudbay Minerals, Inc.	109,886	2,184,493
Imperial Oil Ltd.	29,776	2,575,844
K92 Mining, Inc. (a)	67,529	1,117,806
Kinross Gold Corp.	334,896	9,445,252
Lithium Americas Corp. (a)	72,400	315,322
Lundin Gold, Inc.	27,463	2,284,393
New Gold, Inc. (a)	219,617	1,916,191
NexGen Energy Ltd. (a) (b)	126,576	1,166,263
NGEx Minerals Ltd. (a)	37,200	694,744
Northern Dynasty Minerals Ltd. (a)	153,300	302,001
Novagold Resources, Inc. (a)	80,120	746,718
Nutrien Ltd. (b)	249,323	15,409,553
NuVista Energy Ltd. (a)	30,899	408,455
OR Royalties, Inc.	52,240	1,852,934
Orla Mining Ltd. (a)	73,530	990,234
Pan American Silver Corp.	117,128	6,080,488
Security Description	Shares	Value
Parex Resources, Inc. (b)	18,627	$250,715
Peyto Exploration & Development Corp. (b)	39,002	646,168
PrairieSky Royalty Ltd. (b)	44,957	886,513
Secure Waste Infrastructure Corp. (b)	34,637	436,390
Skeena Resources Ltd. (a)	33,600	799,095
SSR Mining, Inc. (a)	56,362	1,237,230
Stella-Jones, Inc. (b)	28,321	1,758,867
Suncor Energy, Inc.	232,197	10,319,490
Tamarack Valley Energy Ltd.	95,495	555,937
Teck Resources Ltd. Class B	124,007	5,944,556
TerraVest Industries, Inc. (b)	2,895	347,442
TMC the metals Co., Inc. (a) (b)	72,289	446,023
Topaz Energy Corp.	22,033	442,669
Torex Gold Resources, Inc.	26,131	1,249,408
Tourmaline Oil Corp.	71,043	3,191,040
Triple Flag Precious Metals Corp.	19,500	648,838
Vermilion Energy, Inc.	29,642	246,954
Wesdome Gold Mines Ltd. (a)	41,924	695,496
West Fraser Timber Co. Ltd. (b)	29,091	1,782,069
Whitecap Resources, Inc. (b)	234,707	1,969,090
		187,627,876
CHILE — 0.5%
Lundin Mining Corp. (b)	187,700	4,039,504
CHINA — 0.1%
Silvercorp Metals, Inc.	60,700	508,361
COLOMBIA — 0.1%
Aris Mining Corp. (a) (b)	56,263	913,671
CONGO — 0.3%
Ivanhoe Mines Ltd. Class A (a) (b)	208,756	2,377,298
MOROCCO — 0.1%
Aya Gold & Silver, Inc. (a)	36,233	519,144
NORWAY — 0.1%
Seadrill Ltd. (a)	12,033	416,342
TURKEY — 0.3%
Eldorado Gold Corp. (a) (b)	55,778	2,007,316
UNITED KINGDOM — 0.5%
TechnipFMC PLC	78,207	3,484,904
UNITED STATES — 68.8%
Alcoa Corp.	71,849	3,818,056
Alpha Metallurgical Resources, Inc. (a)	3,012	602,039
Amcor PLC	1,190,532	9,929,037
Antero Resources Corp. (a)	56,641	1,951,849
APA Corp.	68,576	1,677,369
Archer-Daniels-Midland Co.	247,859	14,249,414
Archrock, Inc.	33,913	882,416
Aura Minerals, Inc.	9,500	478,942
Avery Dennison Corp.	39,896	7,256,284
Baker Hughes Co.	190,790	8,688,577
Bunge Global SA	69,764	6,214,577
Cactus, Inc. Class A	13,332	609,006

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
California Resources Corp.	15,149	$677,312
Calumet, Inc. (a) (b)	12,418	246,746
Centrus Energy Corp. Class A (a) (b)	3,385	821,743
Century Aluminum Co. (a)	14,727	577,004
CF Industries Holdings, Inc.	80,435	6,220,843
Chevron Corp.	365,943	55,773,373
Chord Energy Corp.	11,019	1,021,461
Civitas Resources, Inc.	14,822	401,528
Cleveland-Cliffs, Inc. (a)	158,056	2,098,984
CNX Resources Corp. (a)	26,036	957,344
Coeur Mining, Inc. (a)	178,157	3,176,539
Commercial Metals Co.	30,780	2,130,592
Comstock Resources, Inc. (a) (b)	15,280	354,190
ConocoPhillips	238,896	22,363,055
Core Natural Resources, Inc.	9,857	872,443
Corteva, Inc.	348,543	23,362,837
Coterra Energy, Inc.	147,194	3,874,146
Crescent Energy Co. Class A	46,696	391,779
CVR Energy, Inc. (a)	5,800	147,552
Darling Ingredients, Inc. (a)	81,591	2,937,276
Delek U.S. Holdings, Inc.	11,644	345,361
Devon Energy Corp.	121,323	4,444,062
Diamondback Energy, Inc.	35,970	5,407,370
Energy Fuels, Inc. (a) (b)	45,856	665,050
EOG Resources, Inc.	104,884	11,013,869
EQT Corp.	120,646	6,466,626
Expand Energy Corp.	46,083	5,085,720
Expro Group Holdings NV (a)	19,513	260,499
Exxon Mobil Corp.	648,788	78,075,148
FMC Corp. (b)	64,405	893,297
Freeport-McMoRan, Inc.	398,379	20,233,669
Fresh Del Monte Produce, Inc.	17,005	605,888
Graphic Packaging Holding Co.	152,162	2,291,560
Gulfport Energy Corp. (a)	3,032	630,626
Halliburton Co.	162,714	4,598,298
Hecla Mining Co.	185,911	3,567,632
Helmerich & Payne, Inc.	19,205	550,799
HF Sinclair Corp.	30,242	1,393,551
Ingredion, Inc.	32,793	3,615,756
International Paper Co.	272,275	10,724,912
Ivanhoe Electric, Inc. (a)	29,700	474,606
Kaiser Aluminum Corp.	4,427	508,485
Kodiak Gas Services, Inc.	16,058	600,569
Liberty Energy, Inc.	31,269	577,226
Louisiana-Pacific Corp.	32,706	2,641,337
Magnolia Oil & Gas Corp. Class A	35,395	774,797
Marathon Petroleum Corp.	58,114	9,451,080
Matador Resources Co.	22,585	958,507
Materion Corp.	5,734	712,851
Mosaic Co.	163,733	3,944,328
MP Materials Corp. (a) (b)	37,365	1,887,680
Murphy Oil Corp. (b)	25,918	809,937
Newmont Corp.	302,777	30,232,283
Noble Corp. PLC (b)	24,291	685,978
Northern Oil & Gas, Inc. (b)	18,750	402,562
Security Description	Shares	Value
NOV, Inc.	70,524	$1,102,290
Nucor Corp.	63,477	10,353,733
Occidental Petroleum Corp.	139,091	5,719,422
Oceaneering International, Inc. (a)	19,294	463,635
Ovintiv, Inc.	48,987	1,919,801
Packaging Corp. of America	46,106	9,508,440
Par Pacific Holdings, Inc. (a)	9,742	342,334
Patterson-UTI Energy, Inc.	66,756	407,879
PBF Energy, Inc. Class A	15,914	431,588
Peabody Energy Corp.	23,474	697,178
Permian Resources Corp.	134,287	1,884,047
Perpetua Resources Corp. (a)	21,300	516,359
Phillips 66 Co.	77,934	10,056,603
PotlatchDeltic Corp. REIT	36,706	1,460,165
Range Resources Corp.	45,853	1,616,777
Rayonier, Inc. REIT	76,578	1,657,914
Reliance, Inc.	14,513	4,192,370
Royal Gold, Inc.	22,450	4,990,410
Scotts Miracle-Gro Co.	22,927	1,337,790
Sealed Air Corp.	75,883	3,143,833
SLB Ltd.	288,823	11,085,027
SM Energy Co.	22,143	414,074
Smurfit WestRock PLC	269,260	10,412,284
Solaris Energy Infrastructure, Inc.	8,827	405,777
Sonoco Products Co.	50,819	2,217,741
Steel Dynamics, Inc.	38,102	6,456,384
Sylvamo Corp.	17,036	820,283
Talos Energy, Inc. (a)	24,336	268,183
TETRA Technologies, Inc. (a)	25,900	242,683
Texas Pacific Land Corp.	11,188	3,213,417
Tidewater, Inc. (a)	8,868	447,923
Transocean Ltd. (a)	191,654	791,531
Uranium Energy Corp. (a)	93,366	1,090,515
USA Rare Earth, Inc. (a)	26,100	310,590
Valaris Ltd. (a)	12,476	628,790
Valero Energy Corp.	58,972	9,600,052
Venture Global, Inc. Class A (b)	92,717	632,330
Viper Energy, Inc. Class A	32,556	1,257,638
Warrior Met Coal, Inc.	14,550	1,282,873
Weatherford International PLC	13,870	1,085,466
Weyerhaeuser Co. REIT	371,775	8,807,350
World Kinect Corp.	10,782	252,622
Worthington Steel, Inc.	9,032	312,688
		524,135,021
ZAMBIA — 0.7%
First Quantum Minerals Ltd. (a)	187,452	5,032,452
TOTAL COMMON STOCKS (Cost $644,179,800)		761,223,873
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c) (d)	1,315,502	1,315,502

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	28,983,926	$28,983,926
TOTAL SHORT-TERM INVESTMENTS (Cost $30,299,428)		30,299,428
TOTAL INVESTMENTS — 103.9% (Cost $674,479,228)		791,523,301
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(29,882,663)
NET ASSETS — 100.0%		$761,640,638
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$761,223,873	$—	$—	$761,223,873
Short-Term Investments	30,299,428	—	—	30,299,428
TOTAL INVESTMENTS	$791,523,301	$—	$—	$791,523,301

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,889,486	$2,889,486	$11,979,731	$13,553,715	$—	$—	1,315,502	$1,315,502	$8,172
State Street Navigator Securities Lending Portfolio II	36,476,294	36,476,294	113,593,147	121,085,515	—	—	28,983,926	28,983,926	25,850
Total		$39,365,780	$125,572,878	$134,639,230	$—	$—		$30,299,428	$34,022
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.6%
Anglogold Ashanti PLC	36,614	$3,166,769
ANZ Group Holdings Ltd.	243,104	5,891,218
Aristocrat Leisure Ltd.	25,878	1,003,997
BHP Group Ltd.	366,769	11,125,937
Brambles Ltd.	187,181	2,865,904
Cochlear Ltd.	2,851	495,564
Coles Group Ltd.	97,126	1,388,636
Commonwealth Bank of Australia (a)	130,597	13,983,814
CSL Ltd.	33,635	3,872,452
Evolution Mining Ltd.	69,745	589,740
Fortescue Ltd. (a)	132,201	1,940,362
Glencore PLC (b)	768,604	4,202,957
Goodman Group REIT	110,823	2,289,493
Insurance Australia Group Ltd.	284,827	1,515,696
Macquarie Group Ltd.	33,877	4,590,465
Medibank Pvt Ltd.	222,364	710,278
National Australia Bank Ltd.	222,059	6,265,265
Northern Star Resources Ltd.	73,243	1,305,549
Origin Energy Ltd.	225,911	1,730,954
Pro Medicus Ltd. (a)	3,772	555,567
QBE Insurance Group Ltd.	91,013	1,207,164
Rio Tinto Ltd. (a)	29,633	2,901,275
Rio Tinto PLC	81,154	6,542,820
Santos Ltd.	187,110	769,857
Scentre Group REIT	218,198	611,122
Sigma Healthcare Ltd.	106,201	208,211
Sonic Healthcare Ltd.	68,037	1,025,826
South32 Ltd.	466,099	1,106,512
Suncorp Group Ltd.	160,047	1,883,737
Telstra Group Ltd.	329,927	1,071,457
Transurban Group Stapled Security	216,658	2,053,037
Vicinity Ltd. REIT	488,883	834,590
Wesfarmers Ltd.	97,126	5,252,074
Westpac Banking Corp.	278,159	7,159,925
WiseTech Global Ltd. (a)	9,496	433,517
Woodside Energy Group Ltd. (a)	151,456	2,382,552
Woolworths Group Ltd.	122,209	2,394,325
		107,328,618
AUSTRIA — 0.2%
Erste Group Bank AG	36,118	4,364,895
OMV AG	17,996	1,004,355
Verbund AG	761	55,413
		5,424,663
BELGIUM — 0.5%
Ageas SA	23,615	1,658,532
Anheuser-Busch InBev SA	54,989	3,545,544
KBC Group NV	23,764	3,104,948
Syensqo SA (a)	11,316	911,168
UCB SA	12,024	3,369,412
		12,589,604
Security Description	Shares	Value
BRAZIL — 1.5%
Ambev SA ADR (a)	482,817	$1,192,558
Axia Energia	103,219	953,312
B3 SA - Brasil Bolsa Balcao	503,723	1,276,831
Banco Bradesco SA ADR	565,841	1,884,251
Banco do Brasil SA	139,198	556,817
BB Seguridade Participacoes SA	107,306	707,899
Cia Energetica de Minas Gerais ADR	381,803	763,606
Embraer SA	33,625	543,670
Equatorial SA	119,444	839,198
Gerdau SA ADR	140,631	518,928
Itau Unibanco Holding SA ADR	521,044	3,730,675
Localiza Rent a Car SA	62,180	494,399
Motiva Infraestrutura de Mobilidade SA	198,240	544,823
NU Holdings Ltd. Class A (b)	226,894	3,798,206
Petroleo Brasileiro SA - Petrobras ADR (a)	289,644	3,264,288
PRIO SA (b)	79,918	604,079
Raia Drogasil SA	178,133	762,301
Rumo SA	155,737	419,486
Suzano SA	57,292	537,921
TOTVS SA	88,952	683,079
Vale SA	10,605	139,265
Vale SA ADR	244,086	3,180,441
Vibra Energia SA	123,150	569,258
WEG SA	131,783	1,166,621
Wheaton Precious Metals Corp.	34,352	4,043,800
Yara International ASA	21,010	862,325
		34,038,037
CANADA — 8.7%
Agnico Eagle Mines Ltd.	32,597	5,535,129
Alamos Gold, Inc. Class A (a)	16,001	618,678
Alimentation Couche-Tard, Inc. (a)	48,825	2,670,014
AtkinsRealis Group, Inc.	1,910	123,455
Bank of Montreal	65,908	8,570,564
Bank of Nova Scotia	98,975	7,309,312
Barrick Mining Corp.	136,828	5,968,226
Bombardier, Inc. Class B (a) (b)	3,350	570,655
Brookfield Asset Management Ltd. Class A (a)	26,542	1,392,209
Brookfield Corp.	159,249	7,321,446
Brookfield Renewable Corp.	10,585	406,566
CAE, Inc. (a) (b)	40,617	1,236,807
Cameco Corp.	38,732	3,551,222
Canadian Imperial Bank of Commerce	76,708	6,963,178
Canadian National Railway Co.	53,397	5,288,085
Canadian Natural Resources Ltd. (a)	181,966	6,171,512
Canadian Pacific Kansas City Ltd.	64,245	4,736,062
Canadian Tire Corp. Ltd. Class A (a)	11,119	1,410,935

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CCL Industries, Inc. Class B	12,394	$783,921
Celestica, Inc. (a) (b)	7,384	2,187,108
Cenovus Energy, Inc.	91,526	1,550,417
CGI, Inc.	12,641	1,169,160
Constellation Software, Inc.	1,428	3,439,285
Dollarama, Inc.	19,762	2,957,488
Enbridge, Inc.	126,332	6,053,245
Fairfax Financial Holdings Ltd. (a)	1,319	2,517,132
FirstService Corp. (a)	2,018	314,238
Fortis, Inc.	36,900	1,920,981
Franco-Nevada Corp.	14,316	2,971,399
George Weston Ltd.	16,467	1,137,523
Gildan Activewear, Inc.	27,263	1,706,287
IGM Financial, Inc. (a)	20,832	939,359
Imperial Oil Ltd.	33,740	2,918,759
Intact Financial Corp.	9,611	2,003,393
Kinross Gold Corp.	123,810	3,491,880
Loblaw Cos. Ltd.	94,506	4,278,021
Lundin Gold, Inc.	3,820	317,750
Magna International, Inc.	17,777	948,928
Manulife Financial Corp.	143,882	5,231,500
National Bank of Canada (a)	44,000	5,540,646
Nutrien Ltd. (a)	41,722	2,578,652
Open Text Corp. (a)	20,832	679,329
Pan American Silver Corp.	22,305	1,157,924
Pembina Pipeline Corp. (a)	8,912	339,966
Power Corp. of Canada (a)	40,500	2,155,371
RB Global, Inc. (a)	10,416	1,073,781
Restaurant Brands International, Inc. (a)	17,772	1,214,317
Rogers Communications, Inc. Class B	51,412	1,943,210
Royal Bank of Canada	120,165	20,512,426
Shopify, Inc. Class A (b)	85,084	13,717,720
Sun Life Financial, Inc.	58,059	3,629,032
Suncor Energy, Inc.	122,534	5,445,757
TC Energy Corp. (a)	66,223	3,651,384
Teck Resources Ltd. Class B	40,111	1,922,811
TELUS Corp. (a)	97,517	1,286,947
TFI International, Inc. (a)	3,292	340,716
Thomson Reuters Corp. (a)	18,538	2,449,599
Toronto-Dominion Bank (a)	143,888	13,578,954
Tourmaline Oil Corp. (a)	9,760	438,390
WSP Global, Inc.	9,600	1,740,501
		204,079,262
CHILE — 0.1%
Antofagasta PLC	10,969	483,779
Latam Airlines Group SA	17,940,204	485,330
Lundin Mining Corp. (a)	31,489	677,677
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	14,173	975,102
		2,621,888
CHINA — 7.9%
3SBio, Inc. (a) (c)	105,500	327,743
Security Description	Shares	Value
AAC Technologies Holdings, Inc.	68,000	$340,721
Agricultural Bank of China Ltd. Class H	2,069,000	1,536,432
Airtac International Group	17,789	526,528
Akeso, Inc. (a) (b) (c)	52,000	754,930
Alibaba Group Holding Ltd.	1,174,100	21,540,628
Alibaba Health Information Technology Ltd. (b)	418,000	271,202
Aluminum Corp. of China Ltd. Class A	287,800	503,860
Anhui Conch Cement Co. Ltd. Class H	118,000	334,739
ANTA Sports Products Ltd.	67,200	695,440
Autohome, Inc. ADR	13,146	292,630
AviChina Industry & Technology Co. Ltd. Class H (a)	560,000	285,630
Baidu, Inc. Class A (b)	155,264	2,623,141
Bank of China Ltd. Class H	5,431,436	3,112,251
Bank of Communications Co. Ltd. Class H	1,128,710	935,335
Bank of Ningbo Co. Ltd. Class A	14,800	59,561
Beijing Compass Technology Development Co. Ltd. Class A (b)	3,100	58,123
Beijing Enlight Media Co. Ltd. Class A	13,900	32,619
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	13,000	83,700
Beijing Yanjing Brewery Co. Ltd. Class A	154,000	247,770
Bilibili, Inc. Class Z (a) (b)	17,302	428,799
BOC Hong Kong Holdings Ltd.	168,500	853,378
BYD Co. Ltd. Class A	38,500	539,004
BYD Co. Ltd. Class H	226,400	2,773,462
BYD Electronic International Co. Ltd. (a)	43,500	188,005
Cambricon Technologies Corp. Ltd. Class A (b)	1,374	266,839
CGN Power Co. Ltd. Class H (c)	668,400	251,611
China CITIC Bank Corp. Ltd. Class H	543,000	484,155
China CITIC Financial Asset Management Co. Ltd. Class H (b) (c)	969,000	103,330
China Construction Bank Corp. Class H	5,890,720	5,819,957
China Eastern Airlines Corp. Ltd. Class A (b)	361,000	310,317
China Feihe Ltd. (c)	536,000	279,586
China Galaxy Securities Co. Ltd. Class H	304,000	391,742
China Gas Holdings Ltd.	125,066	123,403
China Hongqiao Group Ltd.	160,000	670,547
China International Capital Corp. Ltd. Class H (c)	99,600	250,424
China Life Insurance Co. Ltd. Class H	571,000	2,008,605

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Literature Ltd. (a) (b) (c)	44,400	$188,130
China Longyuan Power Group Corp. Ltd. Class H (a)	257,000	219,243
China Mengniu Dairy Co. Ltd.	352,000	674,288
China Merchants Bank Co. Ltd. Class H (a)	368,514	2,499,844
China Merchants Port Holdings Co. Ltd.	440,108	856,072
China Minsheng Banking Corp. Ltd. Class H	342,200	172,782
China Oilfield Services Ltd. Class H	362,000	325,095
China Overseas Land & Investment Ltd.	320,000	503,630
China Pacific Insurance Group Co. Ltd. Class H	197,000	890,910
China Petroleum & Chemical Corp. Class H	2,225,800	1,335,451
China Power International Development Ltd. (a)	444,000	184,251
China Railway Group Ltd. Class H	210,000	103,334
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	34,000	226,214
China Resources Beer Holdings Co. Ltd.	188,170	633,882
China Resources Gas Group Ltd.	64,400	187,156
China Resources Land Ltd.	213,000	744,344
China Resources Mixc Lifestyle Services Ltd. (c)	76,000	419,277
China Resources Power Holdings Co. Ltd. (a)	140,000	311,351
China Ruyi Holdings Ltd. (a) (b)	808,000	227,342
China Shenhua Energy Co. Ltd. Class H (a)	257,500	1,283,613
China Southern Airlines Co. Ltd. Class A (b)	245,900	282,188
China Taiping Insurance Holdings Co. Ltd.	147,000	352,981
China Tourism Group Duty Free Corp. Ltd. Class A	11,800	159,859
China Vanke Co. Ltd. Class H (a) (b)	355,700	149,894
China Yangtze Power Co. Ltd. Class A	140,400	546,920
CITIC Ltd.	392,000	607,377
CITIC Securities Co. Ltd. Class H	111,225	391,542
CMOC Group Ltd. Class H	132,000	326,290
Contemporary Amperex Technology Co. Ltd. Class A	18,920	995,503
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	112,149	198,118
CSPC Pharmaceutical Group Ltd.	654,800	709,188
Security Description	Shares	Value
Eastroc Beverage Group Co. Ltd. Class A	5,190	$198,820
Ecovacs Robotics Co. Ltd. Class A	22,000	254,294
ENN Energy Holdings Ltd.	48,900	434,750
Eoptolink Technology, Inc. Ltd. Class A	3,400	209,886
Fosun International Ltd.	160,500	90,318
GCL Technology Holdings Ltd. (a) (b)	1,475,000	200,874
GDS Holdings Ltd. Class A (b)	67,900	293,985
Geely Automobile Holdings Ltd.	500,000	1,149,868
Genscript Biotech Corp. (b)	152,000	242,544
Giant Biogene Holding Co. Ltd. (a) (c)	27,600	118,010
GigaDevice Semiconductor, Inc. Class A	5,100	156,545
GoerTek, Inc. Class A	99,200	408,315
Great Wall Motor Co. Ltd. Class H	248,500	488,476
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	3,800	14,013
Guotai Haitong Securities Co. Ltd. Class H (c)	97,656	208,774
H World Group Ltd. ADR (a)	13,508	635,551
Haidilao International Holding Ltd. (a) (c)	184,000	336,866
Haier Smart Home Co. Ltd. Class H	176,800	551,513
Hainan Airport Infrastructure Co. Ltd. Class A	534,600	408,229
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	100,000	463,545
Hengan International Group Co. Ltd.	86,500	310,060
Hithink RoyalFlush Information Network Co. Ltd. Class A	2,400	110,779
Horizon Robotics (a) (b)	297,600	331,113
Hoshine Silicon Industry Co. Ltd. Class A	6,600	49,831
Hua Hong Semiconductor Ltd. Class H (b) (c)	41,000	391,379
Huaneng Power International, Inc. Class H	654,000	481,457
Huatai Securities Co. Ltd. Class H (c)	146,800	354,953
Imeik Technology Development Co. Ltd. Class A	1,700	34,517
Industrial & Commercial Bank of China Ltd. Class H	4,552,045	3,678,597
Ingenic Semiconductor Co. Ltd. Class A	9,100	138,248
Inner Mongolia Yitai Coal Co. Ltd. Class B	122,100	233,211
Innovent Biologics, Inc. (b) (c)	102,000	999,229
JD Health International, Inc. (b) (c)	66,550	474,533

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
JD.com, Inc. Class A	160,152	$2,296,263
Jiangsu Expressway Co. Ltd. Class H	38,000	48,772
Jiangsu Hengli Hydraulic Co. Ltd. Class A	5,400	85,031
Jiangsu Hoperun Software Co. Ltd. Class A	4,900	34,750
Kanzhun Ltd. ADR	23,888	486,837
KE Holdings, Inc. Class A	151,700	808,833
Kingdee International Software Group Co. Ltd. (b)	222,000	379,056
Kingsoft Corp. Ltd. (a)	123,400	450,889
Kuaishou Technology (c)	178,200	1,464,109
Kuang-Chi Technologies Co. Ltd. Class A (b)	149,100	1,041,571
Kweichow Moutai Co. Ltd. Class A	5,245	1,034,865
Laopu Gold Co. Ltd. Class H	1,200	95,279
Lenovo Group Ltd.	460,000	547,260
Li Auto, Inc. Class A (a) (b)	81,020	675,037
Li Ning Co. Ltd.	179,500	430,560
Longfor Group Holdings Ltd. (a) (c)	236,724	260,340
Luxshare Precision Industry Co. Ltd. Class A	60,518	491,691
Maxscend Microelectronics Co. Ltd. Class A	5,440	63,504
Meitu, Inc. (c)	238,000	214,043
Meituan Class B (b) (c)	341,000	4,525,638
MINISO Group Holding Ltd.	33,800	158,068
NAURA Technology Group Co. Ltd. Class A	14,165	931,650
NetEase Cloud Music, Inc. (a) (b) (c)	4,700	112,315
NetEase, Inc.	125,575	3,462,246
New China Life Insurance Co. Ltd. Class H	76,000	530,687
New Oriental Education & Technology Group, Inc.	118,190	641,401
NIO, Inc. Class A (a) (b)	125,188	658,791
Nongfu Spring Co. Ltd. Class H (c)	123,800	745,011
OmniVision Integrated Circuits Group, Inc.	8,100	146,103
PDD Holdings, Inc. ADR (b)	48,615	5,512,455
People's Insurance Co. Group of China Ltd. Class H	239,000	207,265
PetroChina Co. Ltd. Class H	1,376,000	1,481,452
PICC Property & Casualty Co. Ltd. Class H	629,415	1,322,956
Ping An Insurance Group Co. of China Ltd. Class A	47,400	464,496
Ping An Insurance Group Co. of China Ltd. Class H (a)	380,500	3,184,888
Pop Mart International Group Ltd. (a) (c)	43,000	1,036,950
Prosus NV	110,059	6,831,330
Qfin Holdings, Inc. ADR	13,949	268,797
Security Description	Shares	Value
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,900	$14,373
Rockchip Electronics Co. Ltd. Class A	9,400	240,092
Seres Group Co. Ltd. Class A	27,100	469,633
SF Holding Co. Ltd. Class A	6,800	37,332
SG Micro Corp. Class A	4,706	46,278
Shandong Gold Mining Co. Ltd. Class A	81,441	451,662
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	255,200	164,592
Shanghai Baosight Software Co. Ltd. Class A	87,814	260,550
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	17,300	425,563
Shengyi Technology Co. Ltd. Class A	51,000	521,767
Shennan Circuits Co. Ltd. Class A	11,284	375,527
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	4,900	133,698
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	52,200	370,563
Shenzhou International Group Holdings Ltd.	45,200	355,398
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	1,600	80,622
Sino Biopharmaceutical Ltd.	1,309,500	1,039,726
Sinopharm Group Co. Ltd. Class H	54,400	135,869
SITC International Holdings Co. Ltd.	79,000	282,770
Smoore International Holdings Ltd. (a) (c)	135,000	206,572
Sungrow Power Supply Co. Ltd. Class A	11,900	291,603
Sunny Optical Technology Group Co. Ltd.	53,000	446,348
TAL Education Group ADR (b)	39,869	434,971
Tencent Holdings Ltd.	432,700	33,299,582
Tencent Music Entertainment Group ADR	57,606	1,009,833
Tianqi Lithium Corp. Class A (b)	4,200	33,323
Tingyi Cayman Islands Holding Corp.	280,000	424,128
Tongcheng Travel Holdings Ltd.	124,000	357,495
Trip.com Group Ltd.	41,525	2,955,592
Tsingtao Brewery Co. Ltd. Class H	60,000	375,564
Victory Giant Technology Huizhou Co. Ltd. Class A	1,900	78,282
Vipshop Holdings Ltd. ADR	39,915	706,096
Want Want China Holdings Ltd.	461,000	274,817
Wharf Holdings Ltd. (a)	83,000	231,826

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class H (c)	8,600	$109,054
Wuxi Biologics Cayman, Inc. (b) (c)	261,500	1,056,281
WuXi XDC Cayman, Inc. (b)	10,500	81,952
Xiaomi Corp. Class B (b) (c)	1,129,400	5,702,501
Xinyi Solar Holdings Ltd. (a)	284,730	108,646
XPeng, Inc. Class A (a) (b)	82,712	843,219
Yadea Group Holdings Ltd. (c)	121,463	177,431
Yankuang Energy Group Co. Ltd. Class H	274,800	339,639
Yum China Holdings, Inc.	26,826	1,270,388
Zhaojin Mining Industry Co. Ltd. Class H	92,500	365,318
Zhejiang Huayou Cobalt Co. Ltd. Class A	6,240	61,024
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	8,100	42,647
Zhejiang Leapmotor Technology Co. Ltd. Class H (b) (c)	35,200	219,878
Zhongji Innolight Co. Ltd. Class A	2,900	253,440
Zhuzhou CRRC Times Electric Co. Ltd. Class H	73,700	356,214
Zijin Mining Group Co. Ltd. Class H (a)	608,000	2,785,544
ZTE Corp. Class H (a)	65,400	228,041
ZTO Express Cayman, Inc.	22,534	469,875
		185,599,627
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	41,786	475,856
DENMARK — 1.1%
Coloplast AS Class B	5,229	449,262
Danske Bank AS	66,151	3,313,999
DSV AS	16,656	4,229,738
Genmab AS (b)	5,616	1,789,992
Novo Nordisk AS Class B	227,840	11,652,456
Novonesis Novozymes B Class B	20,415	1,309,082
Orsted AS (b) (c)	37,976	730,606
Pandora AS	9,252	1,029,422
Vestas Wind Systems AS	86,954	2,370,876
		26,875,433
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	315,271	680,774
FINLAND — 0.7%
Elisa OYJ	11,103	492,127
Fortum OYJ	14,220	303,618
Kone OYJ Class B	32,924	2,341,710
Neste OYJ	29,787	679,027
Nokia OYJ	237,593	1,554,818
Nordea Bank Abp	221,167	4,178,074
Sampo OYJ Class A	173,946	2,110,326
Security Description	Shares	Value
Stora Enso OYJ Class R (a)	73,354	$922,243
UPM-Kymmene OYJ	63,575	1,850,962
Wartsila OYJ Abp	34,605	1,235,513
		15,668,418
FRANCE — 5.9%
Accor SA	26,210	1,484,325
Air Liquide SA	48,515	9,131,369
Airbus SE	42,209	9,835,161
Alstom SA (b)	35,753	1,056,892
AXA SA	134,534	6,471,825
BioMerieux	712	92,234
BNP Paribas SA	79,117	7,506,926
Bouygues SA	23,403	1,218,989
Capgemini SE	15,778	2,635,961
Carrefour SA	56,693	947,478
Cie de Saint-Gobain SA	37,725	3,852,863
Cie Generale des Etablissements Michelin SCA	50,977	1,694,919
Credit Agricole SA	66,872	1,378,339
Danone SA	52,272	4,713,592
Dassault Systemes SE	47,866	1,340,195
Edenred SE	13,250	294,267
Engie SA	97,970	2,578,515
EssilorLuxottica SA	23,788	7,540,420
FDJ UNITED	386	10,708
Hermes International SCA	2,249	5,604,922
Kering SA	6,219	2,198,476
Klepierre SA REIT	11,055	438,065
Legrand SA	20,994	3,137,529
L'Oreal SA	18,126	7,804,214
LVMH Moet Hennessy Louis Vuitton SE	19,855	15,040,571
Orange SA	159,665	2,662,765
Pernod Ricard SA	19,362	1,662,273
Publicis Groupe SA	23,761	2,473,040
Renault SA	7,204	299,680
Safran SA	23,698	8,277,275
Sartorius Stedim Biotech	1,400	345,288
Societe Generale SA	41,509	3,350,118
Sodexo SA	13,234	679,215
Thales SA	4,447	1,200,195
TotalEnergies SE	155,747	10,168,364
Unibail-Rodamco-Westfield REIT (b)	8,693	947,033
Veolia Environnement SA	53,340	1,861,815
Vinci SA	42,552	5,999,525
		137,935,341
GERMANY — 5.9%
adidas AG	13,473	2,674,941
Allianz SE	30,782	14,117,331
BASF SE	70,647	3,686,420
Bayer AG	73,916	3,212,863
Bayerische Motoren Werke AG	26,974	2,950,641
Commerzbank AG	56,278	2,386,056
Continental AG	7,331	585,129

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CTS Eventim AG & Co. KGaA	315	$29,041
Daimler Truck Holding AG	32,004	1,402,751
Deutsche Bank AG	138,379	5,381,014
Deutsche Boerse AG	16,482	4,330,227
Deutsche Lufthansa AG	57,221	564,910
Deutsche Post AG	86,207	4,731,219
Deutsche Telekom AG	261,968	8,510,110
Dr. Ing hc F Porsche AG Preference Shares (c)	3,166	169,629
E.ON SE	180,464	3,417,630
Fresenius Medical Care AG	21,159	1,012,894
Fresenius SE & Co. KGaA	32,317	1,859,022
Heidelberg Materials AG	6,989	1,830,436
Henkel AG & Co. KGaA Preference Shares	8,006	654,236
Hensoldt AG	2,561	220,770
Infineon Technologies AG	77,069	3,415,083
LEG Immobilien SE	3,270	239,068
Mercedes-Benz Group AG	52,453	3,700,520
Merck KGaA	10,281	1,480,337
MTU Aero Engines AG	2,310	963,922
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,543	8,281,843
Porsche Automobil Holding SE Preference Shares	11,576	542,730
Rheinmetall AG	3,020	5,536,618
RWE AG	46,561	2,474,979
SAP SE	78,017	19,090,508
Sartorius AG Preference Shares	1,942	563,810
Scout24 SE (c)	1,720	173,321
Siemens AG	56,870	15,973,068
Siemens Energy AG (b)	45,063	6,372,081
Siemens Healthineers AG (c)	20,466	1,079,711
Symrise AG	9,734	787,443
Volkswagen AG Preference Shares	10,390	1,263,573
Vonovia SE	46,462	1,339,082
Zalando SE (b) (c)	15,190	452,063
		137,457,030
GREECE — 0.1%
Jumbo SA	31,538	1,033,411
National Bank of Greece SA	28,983	442,509
OPAP SA	57,817	1,296,951
		2,772,871
HONG KONG — 1.1%
AIA Group Ltd.	788,400	8,093,166
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	448,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (d)	1,418,000	—
CK Asset Holdings Ltd.	108,832	549,788
CLP Holdings Ltd.	97,000	867,373
Futu Holdings Ltd. ADR (b)	4,333	711,522
Hang Seng Bank Ltd.	54,800	1,080,722
Security Description	Shares	Value
Henderson Land Development Co. Ltd. (a)	229,317	$829,059
Hong Kong & China Gas Co. Ltd.	737,057	663,811
Hong Kong Exchanges & Clearing Ltd.	88,140	4,615,644
Hongkong Land Holdings Ltd.	45,200	314,140
J&T Global Express Ltd. (b)	74,400	99,888
Link REIT	308,282	1,375,951
Prudential PLC	149,575	2,302,571
Sun Hung Kai Properties Ltd.	113,685	1,383,179
Swire Pacific Ltd. Class A	68,006	547,823
Techtronic Industries Co. Ltd.	116,500	1,345,584
WH Group Ltd. (c)	448,205	499,253
Wharf Real Estate Investment Co. Ltd.	101,000	318,954
		25,598,428
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	88,281	793,936
OTP Bank Nyrt	25,934	2,784,504
		3,578,440
INDIA — 4.4%
Adani Enterprises Ltd. (e)	19,170	477,696
Adani Enterprises Ltd. (b) (e)	2,250	33,537
Adani Ports & Special Economic Zone Ltd.	57,000	932,122
Adani Power Ltd. (b)	369,556	587,930
Ambuja Cements Ltd.	146,970	909,739
Apollo Hospitals Enterprise Ltd.	9,356	733,089
Asian Paints Ltd.	25,890	797,762
Aurobindo Pharma Ltd.	32,995	434,283
Avenue Supermarts Ltd. (b) (c)	10,619	446,856
Axis Bank Ltd.	161,820	2,285,444
Bajaj Auto Ltd.	6,468	672,351
Bajaj Finance Ltd.	167,852	1,842,873
Bajaj Finserv Ltd.	33,455	759,294
Bharat Electronics Ltd.	507,269	2,255,297
Bharat Forge Ltd.	28,498	466,219
Bharat Petroleum Corp. Ltd.	155,240	663,246
Bharti Airtel Ltd.	160,385	3,757,331
Britannia Industries Ltd.	5,565	373,417
BSE Ltd.	12,776	374,157
Cholamandalam Investment & Finance Co. Ltd.	55,335	1,047,974
Cipla Ltd.	43,191	726,246
Dabur India Ltd.	81,711	457,832
Divi's Laboratories Ltd.	10,590	753,193
Dixon Technologies India Ltd.	2,847	383,340
DLF Ltd.	87,268	667,428
Dr. Reddy's Laboratories Ltd. ADR (a)	104,073	1,461,185
Eicher Motors Ltd.	14,265	1,160,586
Eternal Ltd. (b)	489,412	1,514,040
Godrej Consumer Products Ltd.	44,931	610,982
HCL Technologies Ltd.	92,024	1,662,033

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HDFC Bank Ltd.	717,807	$7,916,055
HDFC Life Insurance Co. Ltd. (c)	78,813	657,525
Hero MotoCorp Ltd.	13,026	836,377
Hindalco Industries Ltd.	126,507	1,248,047
Hindustan Aeronautics Ltd.	14,560	710,947
Hindustan Petroleum Corp. Ltd.	99,198	550,791
Hindustan Unilever Ltd.	64,727	1,667,804
ICICI Bank Ltd. ADR	173,724	5,176,975
ICICI Lombard General Insurance Co. Ltd. (c)	24,540	535,717
Indian Oil Corp. Ltd.	250,394	463,739
Info Edge India Ltd.	47,858	710,101
Infosys Ltd. ADR (a)	272,932	4,863,648
InterGlobe Aviation Ltd. (c)	16,589	933,830
ITC Ltd.	215,049	964,234
Jio Financial Services Ltd.	167,806	550,675
JSW Steel Ltd.	62,010	803,624
Jubilant Foodworks Ltd.	62,496	388,412
Kotak Mahindra Bank Ltd.	70,581	1,728,492
Kwality Wall's India Ltd. (b)	63,309	26,907
Larsen & Toubro Ltd.	41,928	1,904,919
LTIMindtree Ltd. (c)	10,693	721,378
Lupin Ltd.	31,494	739,175
Mahindra & Mahindra Ltd. GDR	64,017	2,650,304
Marico Ltd.	109,340	913,119
Maruti Suzuki India Ltd.	8,598	1,597,260
Max Healthcare Institute Ltd.	55,149	641,262
Muthoot Finance Ltd.	17,628	747,587
Nestle India Ltd.	94,166	1,349,428
NTPC Ltd.	203,487	746,101
PB Fintech Ltd. (b)	28,623	581,381
Persistent Systems Ltd.	5,410	377,523
Petronet LNG Ltd.	169,572	536,001
PI Industries Ltd.	11,498	414,253
Power Grid Corp. of India Ltd.	317,302	934,120
REC Ltd.	94,447	374,932
Reliance Industries Ltd. GDR (c)	117,691	8,238,370
Samvardhana Motherson International Ltd.	353,835	472,177
SBI Life Insurance Co. Ltd. (c)	39,280	889,313
Shree Cement Ltd.	2,302	680,642
Shriram Finance Ltd.	174,709	1,936,429
State Bank of India	126,660	1,384,138
Sun Pharmaceutical Industries Ltd.	64,261	1,229,533
Suzlon Energy Ltd. (b)	632,031	370,375
Tata Consultancy Services Ltd.	57,953	2,067,314
Tata Consumer Products Ltd.	66,336	879,762
Tata Motors Ltd./new (b)	129,873	600,385
Tata Motors Passenger Vehicles Ltd.	129,873	530,810
Tata Power Co. Ltd.	132,292	558,727
Tata Steel Ltd.	579,163	1,160,396
Tech Mahindra Ltd.	47,190	835,281
Titan Co. Ltd.	21,168	954,191
Security Description	Shares	Value
Torrent Pharmaceuticals Ltd.	11,365	$486,822
Trent Ltd.	16,698	794,962
UltraTech Cement Ltd.	8,742	1,146,155
United Spirits Ltd.	59,253	951,759
UPL Ltd.	81,837	724,000
Varun Beverages Ltd.	86,865	473,421
Vedanta Ltd.	80,418	540,776
Wipro Ltd.	198,710	582,073
Yes Bank Ltd. (b)	1,453,678	349,351
		104,047,287
INDONESIA — 0.4%
Amman Mineral Internasional PT (b)	484,400	186,643
Astra International Tbk. PT	2,131,500	856,435
Bank Central Asia Tbk. PT	3,649,000	1,767,057
Bank Mandiri Persero Tbk. PT	2,985,500	913,106
Bank Rakyat Indonesia Persero Tbk. PT	5,975,876	1,311,646
Barito Pacific Tbk. PT (b)	1,806,956	354,348
Chandra Asri Pacific Tbk. PT	445,300	186,932
Charoen Pokphand Indonesia Tbk. PT	1,307,500	353,633
Dian Swastatika Sentosa Tbk. PT (b)	103,900	629,319
GoTo Gojek Tokopedia Tbk. PT (b)	67,217,100	257,985
Jardine Matheson Holdings Ltd.	6,400	437,696
Petrindo Jaya Kreasi Tbk. PT	532,300	74,698
Telkom Indonesia Persero Tbk. PT	4,615,700	963,276
United Tractors Tbk. PT	233,300	412,735
		8,705,509
IRELAND — 0.2%
AerCap Holdings NV	6,098	876,648
AIB Group PLC	58,952	636,973
Bank of Ireland Group PLC	43,850	843,307
Kerry Group PLC Class A	18,328	1,678,976
Kingspan Group PLC	7,234	629,977
		4,665,881
ISRAEL — 0.6%
Bank Hapoalim BM	193,868	4,382,727
Bank Leumi Le-Israel BM	211,870	4,666,711
Check Point Software Technologies Ltd. (b)	6,700	1,243,252
Elbit Systems Ltd.	908	523,073
Nice Ltd. (b)	6,755	756,867
Nova Ltd. (b)	1,105	369,628
Phoenix Financial Ltd.	2,626	108,596
Teva Pharmaceutical Industries Ltd. ADR (b)	79,442	2,479,385
Wix.com Ltd. (b)	4,196	435,922
		14,966,161

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ITALY — 2.0%
Banca Monte dei Paschi di Siena SpA	170,555	$1,828,816
Banco BPM SpA (a)	10,807	165,254
Coca-Cola HBC AG	13,881	717,326
Enel SpA	562,741	5,866,911
Eni SpA	193,914	3,675,762
Ferrari NV	11,059	4,139,355
FinecoBank Banca Fineco SpA	8,665	225,921
Generali	98,565	4,138,410
Intesa Sanpaolo SpA	1,015,218	7,059,746
Leonardo SpA	24,000	1,385,664
Moncler SpA	5,480	353,464
Poste Italiane SpA (c)	32,139	810,777
Prysmian SpA	19,761	2,004,734
Ryanair Holdings PLC	34,779	1,207,006
Snam SpA	191,146	1,269,724
Telecom Italia SpA (a) (b)	678,390	409,363
Terna - Rete Elettrica Nazionale	98,921	1,051,874
UniCredit SpA	122,516	10,204,606
		46,514,713
JAPAN — 13.8%
Advantest Corp.	51,000	6,388,625
Aeon Co. Ltd.	189,000	2,986,717
AGC, Inc. (a)	25,700	851,447
Aisin Corp.	45,600	851,227
Ajinomoto Co., Inc.	46,000	973,441
Asahi Group Holdings Ltd.	143,200	1,497,824
Asahi Kasei Corp.	148,800	1,318,595
Asics Corp.	38,200	915,123
Astellas Pharma, Inc.	161,600	2,157,828
Bandai Namco Holdings, Inc.	29,500	785,186
Bridgestone Corp.	105,000	2,353,951
Canon, Inc. (a)	78,800	2,329,136
Capcom Co. Ltd.	18,800	437,901
Central Japan Railway Co.	53,000	1,466,465
Chiba Bank Ltd.	130,500	1,455,319
Chubu Electric Power Co., Inc.	78,700	1,211,040
Chugai Pharmaceutical Co. Ltd.	42,400	2,229,757
Dai-ichi Life Holdings, Inc.	238,600	1,984,211
Daiichi Sankyo Co. Ltd.	132,200	2,823,730
Daikin Industries Ltd.	19,100	2,446,828
Daiwa Securities Group, Inc.	203,300	1,777,554
Denso Corp.	159,600	2,197,306
Disco Corp.	4,700	1,444,378
East Japan Railway Co.	73,500	1,937,555
Eisai Co. Ltd.	20,100	597,569
ENEOS Holdings, Inc.	311,008	2,196,471
FANUC Corp.	78,600	3,050,830
Fast Retailing Co. Ltd.	12,300	4,468,162
FUJIFILM Holdings Corp.	116,000	2,474,746
Fujikura Ltd.	12,900	1,435,299
Fujitsu Ltd.	161,000	4,446,515
Hitachi Ltd.	353,700	11,061,516
Honda Motor Co. Ltd.	336,000	3,292,583
Hoya Corp.	29,400	4,442,496
Security Description	Shares	Value
Idemitsu Kosan Co. Ltd.	69,900	$527,556
IHI Corp.	43,500	764,431
Inpex Corp. (a)	78,700	1,570,033
ITOCHU Corp.	494,000	6,224,441
Japan Exchange Group, Inc.	71,600	765,585
Japan Tobacco, Inc. (a)	83,400	3,000,900
JFE Holdings, Inc.	35,300	449,850
Kajima Corp.	72,900	2,713,780
Kansai Electric Power Co., Inc.	74,000	1,159,016
Kao Corp. (a)	41,300	1,649,681
Kawasaki Heavy Industries Ltd.	3,200	211,911
KDDI Corp.	254,000	4,389,033
Keyence Corp.	10,900	3,941,510
Kirin Holdings Co. Ltd.	12,700	190,243
Komatsu Ltd.	84,300	2,689,081
Konami Group Corp.	2,000	272,162
Kubota Corp. (a)	110,600	1,563,973
Kyocera Corp.	173,300	2,428,489
Lasertec Corp. (a)	4,100	775,428
LY Corp.	273,000	726,630
M3, Inc.	30,000	404,606
Makita Corp.	32,500	982,184
Marubeni Corp.	153,800	4,271,214
Mitsubishi Chemical Group Corp.	165,900	968,548
Mitsubishi Corp.	272,000	6,222,795
Mitsubishi Electric Corp.	174,000	5,089,732
Mitsubishi Estate Co. Ltd.	130,118	3,171,909
Mitsubishi Heavy Industries Ltd.	258,200	6,325,484
Mitsubishi UFJ Financial Group, Inc.	815,400	12,968,785
Mitsui & Co. Ltd.	216,200	6,404,138
Mitsui Fudosan Co. Ltd.	131,300	1,491,465
Mizuho Financial Group, Inc.	139,480	5,072,162
MonotaRO Co. Ltd.	12,300	196,218
MS&AD Insurance Group Holdings, Inc.	123,100	2,892,451
Murata Manufacturing Co. Ltd.	165,300	3,423,164
NEC Corp.	102,400	3,468,972
Nexon Co. Ltd.	26,400	644,568
NIDEC Corp.	74,000	1,006,526
Nintendo Co. Ltd.	78,100	5,279,081
Nippon Building Fund, Inc. REIT	238	216,978
Nippon Paint Holdings Co. Ltd. (a)	36,500	243,923
Nippon Steel Corp.	296,000	1,211,986
Nippon Yusen KK (a)	45,700	1,480,523
Nissan Motor Co. Ltd. (b)	200,400	498,747
Nitori Holdings Co. Ltd.	22,500	393,673
Nitto Denko Corp.	90,400	2,142,563
Nomura Holdings, Inc.	233,800	1,940,565
Nomura Research Institute Ltd.	11,400	437,905
NTT, Inc.	2,294,400	2,308,379
Obayashi Corp.	137,800	2,873,892
Obic Co. Ltd.	11,000	345,415
Olympus Corp.	58,900	745,715
Oriental Land Co. Ltd.	52,800	976,368

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
ORIX Corp.	128,600	$3,736,288
Osaka Gas Co. Ltd.	61,100	2,116,642
Otsuka Holdings Co. Ltd.	21,800	1,234,051
Panasonic Holdings Corp.	197,900	2,554,791
Rakuten Group, Inc. (b)	67,100	429,796
Recruit Holdings Co. Ltd.	93,000	5,249,105
Renesas Electronics Corp. (b)	91,500	1,249,226
Resona Holdings, Inc.	102,600	977,268
Ryohin Keikaku Co. Ltd.	800	14,199
Sanrio Co. Ltd.	3,600	112,930
SBI Holdings, Inc.	39,400	848,352
Secom Co. Ltd.	35,400	1,258,632
Seven & i Holdings Co. Ltd.	186,600	2,679,150
SG Holdings Co. Ltd. (a)	11,800	107,916
Shimano, Inc. (a)	2,900	305,920
Shin-Etsu Chemical Co. Ltd.	139,400	4,333,766
Shionogi & Co. Ltd.	52,500	951,561
Shiseido Co. Ltd. (a)	23,200	337,169
SMC Corp.	4,200	1,459,262
SoftBank Corp.	445,400	610,367
SoftBank Group Corp.	296,800	8,331,494
Sompo Holdings, Inc.	99,000	3,370,213
Sony Financial Group, Inc. (b)	462,700	490,020
Sony Group Corp.	462,700	11,878,559
Subaru Corp.	23,800	515,493
Sumitomo Corp.	72,800	2,513,596
Sumitomo Electric Industries Ltd.	75,500	3,046,588
Sumitomo Mitsui Financial Group, Inc.	221,900	7,136,418
Sumitomo Mitsui Trust Group, Inc.	36,300	1,106,288
Suzuki Motor Corp.	68,400	1,018,723
Sysmex Corp.	39,000	383,792
T&D Holdings, Inc.	43,100	994,013
Takeda Pharmaceutical Co. Ltd. (a)	120,799	3,726,200
TDK Corp.	215,600	3,041,192
Terumo Corp.	135,200	1,957,983
Tokio Marine Holdings, Inc.	143,600	5,329,173
Tokyo Electron Ltd.	34,100	7,466,343
Tokyo Gas Co. Ltd.	42,100	1,666,595
Tokyu Corp.	100,500	1,173,339
TOPPAN Holdings, Inc.	37,100	1,103,213
Toray Industries, Inc.	207,300	1,348,981
Toyota Motor Corp.	701,700	15,023,798
Toyota Tsusho Corp.	92,100	3,098,889
Unicharm Corp.	53,000	302,625
West Japan Railway Co.	35,400	705,990
Yamaha Motor Co. Ltd. (a)	124,600	921,712
Yokohama Financial Group, Inc.	191,900	1,583,608
ZOZO, Inc.	36,200	298,154
		324,501,081
KUWAIT — 0.1%
Boubyan Bank KSCP	542,049	1,260,374
Kuwait Finance House KSCP	209,873	553,519
Security Description	Shares	Value
Mabanee Co. KPSC	240,386	$852,100
		2,665,993
LUXEMBOURG — 0.1%
ArcelorMittal SA	33,978	1,559,905
Eurofins Scientific SE	4,189	306,994
		1,866,899
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	140,000	689,253
Sands China Ltd.	215,600	542,912
		1,232,165
MALAYSIA — 0.3%
AMMB Holdings Bhd.	389,800	624,372
CIMB Group Holdings Bhd.	576,099	1,171,221
Nestle Malaysia Bhd.	12,300	345,540
Petronas Dagangan Bhd.	77,300	380,214
Press Metal Aluminium Holdings Bhd.	268,900	471,801
Public Bank Bhd.	1,017,300	1,138,133
QL Resources Bhd.	706,750	660,074
Tenaga Nasional Bhd.	329,900	1,115,384
		5,906,739
MEXICO — 0.6%
America Movil SAB de CV (a)	2,350,763	2,435,814
Cemex SAB de CV	1,773,853	2,039,297
Fomento Economico Mexicano SAB de CV (a)	198,138	2,004,137
Fresnillo PLC	3,030	135,877
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	14,376	378,248
Grupo Bimbo SAB de CV (a)	34,691	114,071
Grupo Carso SAB de CV (a)	19,693	129,180
Grupo Financiero Banorte SAB de CV Class O	259,194	2,406,621
Grupo Mexico SAB de CV	247,976	2,345,080
Industrias Penoles SAB de CV (b)	19,678	1,036,177
Kimberly-Clark de Mexico SAB de CV Class A (a)	348,071	743,398
Southern Copper Corp.	352	50,501
Wal-Mart de Mexico SAB de CV (a)	330,125	1,030,614
		14,849,015
NETHERLANDS — 2.7%
Adyen NV (b) (c)	1,611	2,601,555
Akzo Nobel NV	21,337	1,483,508
Argenx SE (b)	3,912	3,293,302
ASM International NV	2,584	1,570,802
ASML Holding NV	28,472	30,810,654
BE Semiconductor Industries NV	3,472	545,391
Heineken NV	26,891	2,202,539
ING Groep NV (a)	260,332	7,340,987
Koninklijke Ahold Delhaize NV	91,432	3,744,423
Koninklijke KPN NV	480,029	2,241,551

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Koninklijke Philips NV	78,214	$2,134,791
Magnum Ice Cream Co. NV (a) (b)	35,193	557,385
Universal Music Group NV (a)	81,294	2,122,426
Wolters Kluwer NV	23,735	2,462,529
		63,111,843
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	33,061	717,693
Meridian Energy Ltd.	267,055	859,992
Xero Ltd. (b)	8,025	610,174
		2,187,859
NORWAY — 0.3%
DNB Bank ASA	106,495	2,972,022
Equinor ASA	85,092	1,999,316
Kongsberg Gruppen ASA	2,958	75,835
Norsk Hydro ASA	160,916	1,247,528
Telenor ASA	82,182	1,195,230
		7,489,931
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	21,286	592,389
Credicorp Ltd.	7,983	2,291,121
		2,883,510
PHILIPPINES — 0.1%
Ayala Corp.	13,460	107,072
Ayala Land, Inc.	533,300	203,503
BDO Unibank, Inc.	105,760	241,963
International Container Terminal Services, Inc.	55,590	535,750
Jollibee Foods Corp.	84,000	257,001
PLDT, Inc. ADR	17,427	378,863
SM Investments Corp.	2,790	33,172
SM Prime Holdings, Inc.	750,000	290,018
		2,047,342
POLAND — 0.2%
Allegro.eu SA (b) (c)	47,426	409,200
Bank Polska Kasa Opieki SA	4,469	254,949
CD Projekt SA	7,348	492,564
Dino Polska SA (b) (c)	13,600	156,420
InPost SA (a) (b)	2,006	24,667
KGHM Polska Miedz SA (b)	4,580	357,717
LPP SA	71	410,967
mBank SA (b)	1,875	553,603
ORLEN SA	29,954	800,756
PGE Polska Grupa Energetyczna SA (b)	46,763	114,514
Powszechna Kasa Oszczednosci Bank Polski SA	54,141	1,282,445
Powszechny Zaklad Ubezpieczen SA	10,634	197,406
Santander Bank Polska SA	3,990	605,292
		5,660,500
Security Description	Shares	Value
PORTUGAL — 0.1%
EDP SA	194,280	$893,294
Galp Energia SGPS SA	9,014	154,881
Jeronimo Martins SGPS SA	22,711	540,394
		1,588,569
QATAR — 0.1%
Qatar Electricity & Water Co. QSC	204,627	845,822
Qatar Islamic Bank QPSC	129,137	849,446
Qatar National Bank QPSC	294,757	1,510,619
		3,205,887
ROMANIA — 0.0% *
NEPI Rockcastle NV	33,838	297,844
RUSSIA — 0.0%
LUKOIL PJSC (b) (d)	44,561	—
Sberbank of Russia PJSC (b) (d)	544,444	—
Surgutneftegas PJSC ADR (b) (d)	139,649	—
		—
SAUDI ARABIA — 0.8%
ACWA Power Co. (b)	10,911	528,853
Al Rajhi Bank	118,962	3,092,352
Alinma Bank	88,339	574,199
Almarai Co. JSC	32,685	376,974
Bank AlBilad	141,236	934,595
Bank Al-Jazira (b)	134,333	399,332
Banque Saudi Fransi	93,409	418,881
Bupa Arabia for Cooperative Insurance Co.	15,301	566,628
Dar Al Arkan Real Estate Development Co. (b)	86,652	368,250
Dr. Sulaiman Al Habib Medical Services Group Co.	9,235	632,770
Etihad Etisalat Co.	61,448	1,081,254
Jarir Marketing Co.	269,790	919,248
Riyad Bank	92,408	668,645
SABIC Agri-Nutrients Co.	15,800	466,317
Saudi Arabian Mining Co. (b)	90,732	1,474,383
Saudi Arabian Oil Co. (c)	177,912	1,130,330
Saudi Awwal Bank	71,686	618,853
Saudi Basic Industries Corp.	33,017	451,576
Saudi National Bank	174,699	1,764,316
Saudi Telecom Co.	97,974	1,122,673
		17,590,429
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	90,400	198,936
CapitaLand Integrated Commercial Trust REIT	174,660	324,601
CapitaLand Investment Ltd.	443,656	934,921
DBS Group Holdings Ltd.	216,984	9,509,501
Grab Holdings Ltd. Class A (b)	132,875	663,046
Sea Ltd. ADR (b)	25,427	3,243,722
Singapore Exchange Ltd.	237,600	3,133,512

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Singapore Telecommunications Ltd.	901,500	$3,189,600
STMicroelectronics NV	45,930	1,210,470
United Overseas Bank Ltd.	200,929	5,477,893
		27,886,202
SOUTH AFRICA — 1.2%
Absa Group Ltd.	31,752	458,670
Anglo American PLC	85,421	3,544,526
Bid Corp. Ltd.	24,614	626,669
Bidvest Group Ltd.	29,946	429,202
Capitec Bank Holdings Ltd.	7,871	1,974,068
Discovery Ltd.	84,902	1,166,083
FirstRand Ltd.	380,011	2,081,231
Gold Fields Ltd.	72,003	3,153,488
Harmony Gold Mining Co. Ltd.	33,199	675,360
Impala Platinum Holdings Ltd.	63,454	1,003,316
MTN Group Ltd.	133,173	1,362,271
Naspers Ltd. Class N	66,235	4,415,041
Nedbank Group Ltd.	19,770	317,680
Remgro Ltd.	41,042	449,827
Sanlam Ltd.	240,956	1,432,212
Sasol Ltd. (b)	36,257	232,377
Sibanye Stillwater Ltd. (a) (b)	144,716	528,384
Standard Bank Group Ltd.	118,049	2,068,885
Valterra Platinum Ltd.	15,722	1,337,423
		27,256,713
SOUTH KOREA — 3.8%
Alteogen, Inc. (b)	2,940	917,379
Celltrion, Inc.	12,428	1,561,534
Delivery Hero SE (b) (c)	13,563	361,908
Doosan Enerbility Co. Ltd. (b)	27,783	1,452,265
Hana Financial Group, Inc.	26,094	1,704,519
Hanwha Aerospace Co. Ltd.	2,452	1,601,702
Hanwha Ocean Co. Ltd. (b)	6,662	525,357
HD Hyundai Co. Ltd.	10,750	1,406,668
HD Hyundai Electric Co. Ltd.	1,427	766,720
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,463	1,543,467
Hyosung Heavy Industries Corp.	264	326,392
Hyundai Mobis Co. Ltd.	4,520	1,170,359
Hyundai Motor Co.	12,456	2,563,746
Hyundai Rotem Co. Ltd.	3,887	507,006
Kakao Corp.	20,770	866,528
KB Financial Group, Inc.	30,667	2,654,663
Kia Corp.	21,128	1,786,394
Korea Aerospace Industries Ltd.	9,050	718,698
Korea Electric Power Corp. ADR (a)	48,662	802,923
Korea Zinc Co. Ltd.	863	788,385
Krafton, Inc. (b)	2,134	364,419
KT&G Corp.	13,503	1,331,975
LG Chem Ltd.	2,955	683,083
LG Electronics, Inc.	12,214	779,193
LG Energy Solution Ltd. (b)	2,565	656,140
Meritz Financial Group, Inc.	7,154	561,673
Security Description	Shares	Value
NAVER Corp.	12,262	$2,064,166
POSCO Holdings, Inc. ADR	22,835	1,215,050
Samsung Biologics Co. Ltd. (b) (c)	700	823,644
Samsung C&T Corp.	5,239	871,015
Samsung Electro-Mechanics Co. Ltd.	3,247	574,770
Samsung Electronics Co. Ltd. GDR	14,247	29,434,302
Samsung Electronics Co. Ltd. Preference Shares	31,586	1,955,830
Samsung Fire & Marine Insurance Co. Ltd.	3,057	1,054,687
Samsung Heavy Industries Co. Ltd. (b)	50,391	843,027
Samsung SDI Co. Ltd. (b)	3,694	691,078
Shinhan Financial Group Co. Ltd.	39,702	2,119,388
SK Hynix, Inc.	38,776	17,523,290
SK Innovation Co. Ltd.	5,155	362,144
SK Square Co. Ltd. (b)	6,355	1,623,435
SK, Inc.	3,684	655,962
		90,214,884
SPAIN — 2.4%
ACS Actividades de Construccion y Servicios SA	31,222	3,111,339
Aena SME SA (c)	10,811	302,442
Amadeus IT Group SA (a)	25,921	1,913,034
Banco Bilbao Vizcaya Argentaria SA	449,088	10,575,004
Banco de Sabadell SA (a)	207,200	818,860
Banco Santander SA	1,142,655	13,513,857
CaixaBank SA	279,084	3,423,561
Cellnex Telecom SA (b) (c)	26,614	857,375
Grifols SA (a)	14,178	178,170
Iberdrola SA	558,110	12,103,301
Industria de Diseno Textil SA	94,922	6,280,851
Repsol SA	119,052	2,226,644
Telefonica SA (a)	312,937	1,283,779
		56,588,217
SWEDEN — 2.0%
Assa Abloy AB Class B	110,714	4,310,242
Atlas Copco AB Class B	367,101	5,933,316
Beijer Ref AB (a)	19,870	321,367
Boliden AB (b)	8,568	478,830
Epiroc AB Class B	91,771	1,858,555
EQT AB (a)	17,421	687,482
Essity AB Class B	27,979	804,880
Evolution AB (a) (c)	11,979	818,368
Fastighets AB Balder Class B (a) (b)	31,162	230,534
H & M Hennes & Mauritz AB Class B (a)	64,363	1,297,900
Hexagon AB Class B	76,107	903,991
Industrivarden AB Class A	2,326	104,810
Investor AB Class B	100,307	3,594,983

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Lifco AB Class B (a)	10,627	$405,769
Nibe Industrier AB Class B (a)	101,695	392,934
Saab AB Class B	19,181	1,118,552
Sagax AB Class B	5,203	111,523
Sandvik AB	103,690	3,381,049
Securitas AB Class B	109,070	1,741,561
Skandinaviska Enskilda Banken AB Class A (a)	123,278	2,608,966
Skanska AB Class B	68,711	1,880,482
SKF AB Class B	45,176	1,204,523
Svenska Cellulosa AB SCA Class B (a)	2,814	37,423
Svenska Handelsbanken AB Class A	147,008	2,142,418
Swedbank AB Class A	75,101	2,615,843
Swedish Orphan Biovitrum AB (b)	6,767	244,290
Tele2 AB Class B	75,938	1,273,074
Telefonaktiebolaget LM Ericsson Class B	266,808	2,622,121
Telia Co. AB	166,670	711,965
Volvo AB Class B	118,551	3,805,185
		47,642,936
SWITZERLAND — 3.0%
ABB Ltd.	147,839	11,050,837
Chocoladefabriken Lindt & Spruengli AG	58	848,495
Cie Financiere Richemont SA Class A	41,023	8,908,813
DSM-Firmenich AG	17,767	1,434,778
Galderma Group AG	4,898	1,002,166
Geberit AG	4,634	3,624,142
Givaudan SA	848	3,367,381
Julius Baer Group Ltd.	15,311	1,205,940
Kuehne & Nagel International AG	6,244	1,349,681
Logitech International SA	7,042	724,777
Lonza Group AG	5,489	3,726,077
Partners Group Holding AG	605	750,208
Sandoz Group AG	30,256	2,208,908
SGS SA	17,479	2,004,597
Sika AG	9,838	2,019,134
Sonova Holding AG	2,525	660,054
Straumann Holding AG	3,371	397,669
Swatch Group AG Bearer Shares (a)	4,851	1,030,206
Swiss Life Holding AG	2,012	2,328,307
UBS Group AG	245,033	11,431,265
VAT Group AG (c)	1,366	665,370
Zurich Insurance Group AG	13,371	10,156,728
		70,895,533
TAIWAN — 6.0%
Accton Technology Corp.	53,000	1,998,854
Advantech Co. Ltd.	40,644	372,543
Alchip Technologies Ltd.	4,000	446,842
Security Description	Shares	Value
ASE Technology Holding Co. Ltd.	229,000	$1,825,703
Asia Vital Components Co. Ltd.	17,000	816,983
Asustek Computer, Inc.	42,000	732,515
Caliway Biopharmaceuticals Co. Ltd. (b)	53,000	261,454
Catcher Technology Co. Ltd.	43,000	284,655
Cathay Financial Holding Co. Ltd.	458,109	1,105,159
Chailease Holding Co. Ltd.	110,055	369,530
China Airlines Ltd.	655,000	421,094
China Steel Corp.	723,000	437,199
Chunghwa Telecom Co. Ltd. ADR (a)	53,265	2,221,683
CTBC Financial Holding Co. Ltd.	857,558	1,370,106
Delta Electronics, Inc.	189,785	5,816,679
E Ink Holdings, Inc.	56,000	352,891
E.Sun Financial Holding Co. Ltd.	1,492,880	1,603,561
Eclat Textile Co. Ltd.	18,650	228,224
Elite Material Co. Ltd.	13,000	680,607
eMemory Technology, Inc.	7,000	385,417
Evergreen Marine Corp. Taiwan Ltd.	68,400	413,615
Far EasTone Telecommunications Co. Ltd.	110,000	309,129
Feng TAY Enterprise Co. Ltd.	60,665	224,932
First Financial Holding Co. Ltd.	496,722	464,780
Formosa Plastics Corp.	411,000	510,145
Fortune Electric Co. Ltd.	10,230	249,071
Fubon Financial Holding Co. Ltd.	602,623	1,843,130
Global Unichip Corp.	7,000	473,417
Globalwafers Co. Ltd.	28,000	361,802
Hon Hai Precision Industry Co. Ltd. GDR	484,816	7,068,617
Hotai Motor Co. Ltd.	14,280	249,964
KGI Financial Holding Co. Ltd.	898,989	493,549
King Slide Works Co. Ltd.	2,000	238,698
Largan Precision Co. Ltd.	7,000	555,847
Lite-On Technology Corp.	130,000	676,469
MediaTek, Inc.	102,000	4,642,192
Mega Financial Holding Co. Ltd.	637,445	811,502
Novatek Microelectronics Corp.	45,000	535,638
Pegatron Corp.	48,000	104,798
PharmaEssentia Corp.	25,523	381,783
President Chain Store Corp.	35,000	246,734
Quanta Computer, Inc.	199,000	1,722,697
Realtek Semiconductor Corp.	42,000	653,650
Taiwan Cooperative Financial Holding Co. Ltd.	554,771	429,049
Taiwan Mobile Co. Ltd.	110,000	379,848
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	285,403	86,731,118
TS Financial Holding Co. Ltd.	1,286,283	835,129
Unimicron Technology Corp.	86,000	602,155
Uni-President Enterprises Corp.	440,000	1,079,677
United Microelectronics Corp. ADR	233,089	1,832,080

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Vanguard International Semiconductor Corp.	105,877	$310,347
Wan Hai Lines Ltd.	51,635	129,496
Wistron Corp.	128,000	613,103
Wiwynn Corp.	8,000	1,141,930
Yageo Corp.	141,384	1,039,439
Yang Ming Marine Transport Corp.	125,000	221,591
Zhen Ding Technology Holding Ltd.	127,000	573,956
		140,882,776
THAILAND — 0.2%
Advanced Info Service PCL	61,900	614,972
Airports of Thailand PCL	148,700	250,154
Bangkok Dusit Medical Services PCL Class F	498,100	305,137
Bumrungrad Hospital PCL	10,900	54,491
Central Pattana PCL	85,900	150,642
Charoen Pokphand Foods PCL	75,500	52,243
CP ALL PCL	248,100	342,560
Delta Electronics Thailand PCL	305,700	1,678,657
Gulf Development PCL (b)	223,700	296,444
Krung Thai Bank PCL	94,000	84,288
Minor International PCL	182,600	140,841
PTT PCL	1,209,520	1,228,524
SCB X PCL	30,300	133,684
Siam Cement PCL	36,100	210,263
TMBThanachart Bank PCL	1,702,100	109,133
True Corp. PCL	440,200	152,299
		5,804,332
TURKEY — 0.2%
Akbank TAS	385,316	625,991
Aselsan Elektronik Sanayi Ve Ticaret AS	391,300	2,110,237
BIM Birlesik Magazalar AS	31,312	390,999
Ford Otomotiv Sanayi AS	40,658	87,677
KOC Holding AS	33,044	129,826
Turk Hava Yollari AO	31,439	196,475
Turkiye Is Bankasi AS Class C	1,356,344	444,812
Yapi ve Kredi Bankasi AS (b)	157,035	132,385
		4,118,402
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	275,704	1,073,421
Abu Dhabi Islamic Bank PJSC	259,343	1,465,861
Aldar Properties PJSC	522,004	1,236,471
Dubai Islamic Bank PJSC	296,527	748,402
Emaar Properties PJSC	502,421	1,921,919
Emirates NBD Bank PJSC	111,345	844,280
Emirates Telecommunications Group Co. PJSC	228,031	1,138,634
First Abu Dhabi Bank PJSC	296,758	1,409,093
Two Point Zero Group PJSC (b)	531,017	377,346
		10,215,427
Security Description	Shares	Value
UNITED KINGDOM — 7.2%
3i Group PLC	93,385	$4,098,571
Admiral Group PLC	2,153	91,974
Ashtead Group PLC	24,153	1,652,288
Associated British Foods PLC	12,712	363,680
AstraZeneca PLC	100,547	18,649,693
Auto Trader Group PLC (c)	68,984	544,102
Aviva PLC	212,374	1,955,013
BAE Systems PLC	263,594	6,076,936
Barclays PLC	1,212,966	7,765,122
Barratt Redrow PLC	47,432	243,136
British American Tobacco PLC	152,450	8,640,926
BT Group PLC	581,120	1,438,600
Centrica PLC	100,566	229,344
CK Hutchison Holdings Ltd.	134,032	911,800
Compass Group PLC	156,261	4,968,627
Diageo PLC	170,214	3,671,154
Entain PLC	33,037	340,649
HSBC Holdings PLC	1,345,599	21,244,576
Imperial Brands PLC	79,798	3,347,693
InterContinental Hotels Group PLC	13,579	1,910,459
J Sainsbury PLC	212,152	927,404
JD Sports Fashion PLC	75,667	85,960
Kingfisher PLC	65,901	277,178
Land Securities Group PLC REIT	106,899	894,339
Legal & General Group PLC	96,226	338,974
Lloyds Banking Group PLC	4,294,846	5,675,110
London Stock Exchange Group PLC	27,425	3,302,212
M&G PLC	145,720	561,346
Melrose Industries PLC	41,246	326,432
National Grid PLC	406,147	6,235,876
NatWest Group PLC	424,107	3,718,160
Next PLC	15,873	2,920,676
Pearson PLC	87,667	1,238,123
Reckitt Benckiser Group PLC	49,629	4,006,543
RELX PLC	139,238	5,655,917
Rentokil Initial PLC	104,872	631,235
Rolls-Royce Holdings PLC	665,148	10,288,556
Sage Group PLC	159,852	2,328,546
Segro PLC REIT	106,688	1,033,779
Severn Trent PLC	39,667	1,488,045
Smith & Nephew PLC	106,165	1,768,543
Smiths Group PLC	31,765	1,004,904
SSE PLC	117,779	3,451,941
Standard Chartered PLC	195,336	4,787,061
Tesco PLC	447,748	2,660,711
Unilever PLC	156,417	10,223,835
United Utilities Group PLC	93,174	1,496,364
Vodafone Group PLC	1,769,572	2,353,504
Whitbread PLC	20,489	702,747
Wise PLC Class A (b)	38,552	462,022
		168,990,386

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
UNITED STATES — 6.2%
Alcon AG	36,764	$2,936,479
AP Moller - Maersk AS Class B	697	1,604,516
BeOne Medicines Ltd. Class H (b)	58,071	1,337,718
BP PLC	1,244,203	7,242,972
CyberArk Software Ltd. (b)	3,693	1,647,299
Experian PLC	80,690	3,649,933
Ferrovial SE	54,176	3,521,120
GFL Environmental, Inc.	13,024	560,201
GSK PLC	289,614	7,107,252
Haleon PLC	362,044	1,825,153
Holcim AG	29,362	2,881,905
JBS NV Class A (b)	39,999	576,786
Legend Biotech Corp. ADR (b)	7,433	161,593
Monday.com Ltd. (b)	2,661	392,657
Nestle SA	191,645	19,047,179
Novartis AG	138,967	19,224,718
Qiagen NV	252	11,500
Roche Holding AG	52,499	21,748,402
Sanofi SA	82,355	8,000,833
Schneider Electric SE	42,529	11,732,834
Shell PLC	470,200	17,328,920
Spotify Technology SA (b)	11,008	6,392,456
Stellantis NV	133,908	1,487,916
Swiss Re AG	28,106	4,713,010
		145,133,352
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (b)	55,928	1,501,477
TOTAL COMMON STOCKS (Cost $1,691,593,422)		2,335,840,084
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia Class C, Preference Shares (b)	27,129	243,182
Localiza Rent a Car SA , Preference Shares (b)	2,391	18,108
		261,290
TOTAL PREFERRED STOCKS (Cost $184,493)		261,290
WARRANTS — 0.0% *
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (b) (d)	1,374	—
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (b)	46,640	6,206
YTL Power International Bhd. (expiring 06/02/28) (b)	30,900	6,549
		12,755
TOTAL WARRANTS (Cost $0)		12,755
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	2,615,130	$2,615,130
State Street Navigator Securities Lending Portfolio II (h) (i)	36,633,976	36,633,976
TOTAL SHORT-TERM INVESTMENTS (Cost $39,249,106)		39,249,106
TOTAL INVESTMENTS — 101.2% (Cost $1,731,027,021)		2,375,363,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(28,582,059)
NET ASSETS — 100.0%		$2,346,781,176
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.0% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	76	03/20/2026	$5,301,715	$5,363,319	$61,604
MSCI EAFE Index (long)	50	03/20/2026	7,192,770	7,255,250	62,480
S&P/TSX 60 Index (long)	2	03/19/2026	540,891	543,323	2,432
					$126,516

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,329,975,308	$5,864,776	$0(a)	$2,335,840,084
Preferred Stocks	261,290	—	—	261,290
Warrants	—	12,755	0(a)	12,755
Short-Term Investments	39,249,106	—	—	39,249,106
TOTAL INVESTMENTS	$2,369,485,704	$5,877,531	$0	$2,375,363,235
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$126,516	$—	$—	$126,516
TOTAL OTHER FINANCIAL INSTRUMENTS:	$126,516	$—	$—	$126,516
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,534,679	$4,534,679	$58,493,242	$60,412,791	$—	$—	2,615,130	$2,615,130	$64,993
State Street Navigator Securities Lending Portfolio II	67,869,177	67,869,177	85,284,037	116,519,238	—	—	36,633,976	36,633,976	77,532
Total		$72,403,856	$143,777,279	$176,932,029	$—	$—		$39,249,106	$142,525
See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.8%
Alpha HPA Ltd. (a)	88,876	$45,932
AMP Ltd.	83,334	101,140
Anglogold Ashanti PLC	7,003	605,694
ANZ Group Holdings Ltd. (b)	22,428	543,505
AUB Group Ltd.	1,493	30,665
Aussie Broadband Ltd.	11,740	39,457
Bellevue Gold Ltd. (a)	79,604	90,508
BHP Group Ltd.	37,832	1,147,634
Boss Energy Ltd. (a) (b)	22,854	22,327
Brambles Ltd.	62,145	951,494
Capricorn Metals Ltd. (a)	3,507	33,630
Catalyst Metals Ltd. (a)	7,752	38,047
Centuria Capital Group REIT	38,631	52,037
Clarity Pharmaceuticals Ltd. (a)	2,800	6,311
Codan Ltd.	1,397	26,485
Coles Group Ltd.	28,393	405,942
Commonwealth Bank of Australia (b)	11,391	1,219,704
CSL Ltd.	9,657	1,111,826
Deep Yellow Ltd. (a) (b)	41,706	51,173
Deterra Royalties Ltd. (b)	10,383	28,180
Develop Global Ltd. (a)	6,606	20,528
DroneShield Ltd. (a) (b)	21,783	44,740
Emerald Resources NL (a) (b)	11,579	48,800
Endeavour Group Ltd. (b)	10,730	26,188
Firefinch Ltd. (a) (b) (c)	22,838	650
Fortescue Ltd. (b)	44,574	654,229
Genesis Minerals Ltd. (a) (b)	44,151	213,455
Glencore PLC (a)	48,885	267,318
Harvey Norman Holdings Ltd. (b)	7,180	33,229
Helia Group Ltd.	10,803	39,622
HMC Capital Ltd. REIT (b)	19,372	51,156
Iluka Resources Ltd. (b)	10,383	40,089
Ingenia Communities Group REIT	17,796	61,354
Insurance Australia Group Ltd.	138,640	737,767
IperionX Ltd. (a) (b)	6,155	22,985
Lendlease Corp. Ltd. Stapled Security	73,290	254,142
Leo Lithium Ltd. (a) (b) (c)	19,090	687
Liontown Ltd. (a) (b)	18,881	19,831
Lynas Rare Earths Ltd. (a) (b)	6,499	53,913
Macquarie Group Ltd.	12,795	1,733,772
Mader Group Ltd. (b)	6,204	31,525
Megaport Ltd. (a) (b)	11,800	95,764
Mesoblast Ltd. (a) (b)	24,289	44,056
Metcash Ltd.	14,074	30,971
Mineral Resources Ltd. (a)	918	33,290
Nanosonics Ltd. (a) (b)	19,030	50,380
National Australia Bank Ltd. (b)	27,666	780,580
National Storage REIT	17,976	32,725
Netwealth Group Ltd.	1,571	26,892
Neuren Pharmaceuticals Ltd. (a) (b)	4,440	55,101
Security Description	Shares	Value
nib holdings Ltd.	6,249	$28,587
Northern Star Resources Ltd.	5,665	100,978
Nufarm Ltd. (a) (b)	2,108	3,303
Nuix Ltd. (a) (b)	30,309	36,280
Objective Corp. Ltd. (b)	5,968	65,706
Ora Banda Mining Ltd. (a)	49,387	50,389
Origin Energy Ltd.	46,199	353,982
Orora Ltd. (b)	5,147	7,585
Paladin Energy Ltd. (a) (b) (d)	3,417	21,852
Paladin Energy Ltd. (a) (b) (d)	5,696	36,069
Pantoro Gold Ltd. (a)	5,194	16,937
Perseus Mining Ltd.	17,300	65,527
PLS Group Ltd. (a) (b)	22,469	63,230
PolyNovo Ltd. (a) (b)	91,071	74,699
Pro Medicus Ltd. (b)	3,843	566,024
QBE Insurance Group Ltd.	21,799	289,134
Ramelius Resources Ltd. (b)	37,628	104,384
Region Group REIT	925,880	1,450,944
Regis Resources Ltd.	5,982	30,118
Resolute Mining Ltd. (a)	12,277	10,029
Rio Tinto Ltd. (b)	1,486	145,490
Rio Tinto PLC	19,720	1,589,871
Santos Ltd.	38,916	160,118
Scentre Group REIT	64,895	181,756
Silex Systems Ltd. (a)	10,973	63,149
SiteMinder Ltd. (a) (b)	13,775	55,850
Sonic Healthcare Ltd.	34,414	518,876
South32 Ltd. (b)	19,040	45,329
Suncorp Group Ltd.	38,737	455,931
Superloop Ltd. (a)	18,486	31,928
Telix Pharmaceuticals Ltd. (a) (b)	11,843	88,452
Temple & Webster Group Ltd. (a)	10,661	97,255
Transurban Group Stapled Security	64,070	607,123
Treasury Wine Estates Ltd.	10,340	36,131
Tuas Ltd. (a)	5,054	23,828
Vault Minerals Ltd. (a)	30,406	110,708
Vicinity Ltd. REIT	246,677	421,111
Vulcan Energy Resources Ltd. (a) (b)	12,445	36,598
WA1 Resources Ltd. (a)	3,003	39,590
Wesfarmers Ltd.	28,393	1,535,347
Westgold Resources Ltd.	23,195	99,611
Westpac Banking Corp. (b)	31,957	822,586
Woodside Energy Group Ltd. (b)	24,346	382,987
Woolworths Group Ltd.	10,730	210,223
Zip Co. Ltd. (a) (b)	75,317	165,241
		23,358,276
AUSTRIA — 0.1%
DO & Co. AG	2,711	659,075
Kontron AG	1,732	46,379
OMV AG	5,852	326,599
		1,032,053
BAHAMAS — 0.0% *
OneSpaWorld Holdings Ltd.	5,137	106,541

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
BELGIUM — 0.2%
Anheuser-Busch InBev SA	11,046	$712,217
Cenergy Holdings SA	816	14,375
KBC Group NV	3,156	412,356
Liberty Global Ltd. Class C (a)	14,834	163,767
Solvay SA (b)	4,187	133,557
Syensqo SA (b)	4,187	337,139
UCB SA	4,744	1,329,382
Viohalco SA	664	9,280
		3,112,073
BRAZIL — 0.6%
Afya Ltd. Class A	925	14,254
Ambev SA ADR (b)	94,499	233,413
Banco Bradesco SA ADR	134,029	446,317
Banco Pan SA Preference Shares (a)	6,154	12,713
Braskem SA Preference Shares (a)	13,836	19,922
Brava Energia (a)	9,871	30,335
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	6,624	8,377
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,761	140,236
Cia de Saneamento de Minas Gerais Copasa MG	6,143	49,236
Cia De Sanena Do Parana	8,990	65,919
Cia Energetica de Minas Gerais ADR	20,929	41,858
Cia Siderurgica Nacional SA ADR (a) (b)	46,459	74,334
Cosan SA (a)	13,393	13,003
Cury Construtora e Incorporadora SA	6,471	38,060
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,378	34,475
Direcional Engenharia SA	11,700	30,148
Embraer SA	13,304	215,107
ERO Copper Corp. (a) (b)	732	20,736
Gerdau SA ADR	52,820	194,906
Iguatemi SA	22,606	105,486
Inter & Co., Inc. Class A	925	7,844
Itau Unibanco Holding SA ADR	102,416	733,298
Karoon Energy Ltd. (b)	11,541	11,852
MBRF Global Foods Co. SA	3,605	13,144
MercadoLibre, Inc. (a)	606	1,220,642
Minerva SA	22,322	23,464
NU Holdings Ltd. Class A (a)	35,242	589,951
Orizon Valorizacao de Residuos SA (a)	13,518	172,486
Pagseguro Digital Ltd. Class A	1,408	13,573
Petroleo Brasileiro SA - Petrobras ADR (b) (d)	58,627	660,726
Petroleo Brasileiro SA - Petrobras ADR (d)	23,922	283,476
Petroreconcavo SA	8,637	17,842
Security Description	Shares	Value
Pluxee NV	8,383	$132,027
PRIO SA (a)	70,974	536,474
Sigma Lithium Corp. (a)	7,267	95,852
StoneCo Ltd. Class A (a)	4,224	62,473
TOTVS SA	2,000	15,358
Tres Tentos Agroindustrial SA	6,400	19,271
Vale SA ADR	72,515	944,870
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (a)	5,200	3,065
VTEX Class A (a) (b)	14,949	56,208
Wheaton Precious Metals Corp.	8,639	1,016,954
Yara International ASA	5,263	216,012
		8,635,697
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a) (b)	5,974	98,713
CANADA — 3.1%
Advantage Energy Ltd. (a) (b)	34,058	291,695
Agnico Eagle Mines Ltd.	4,241	720,142
Alamos Gold, Inc. Class A (b)	1,081	41,797
Algonquin Power & Utilities Corp. (b)	15,288	94,132
Allied Gold Corp. (a)	433	9,935
Altius Minerals Corp. (b)	9,104	271,244
AtkinsRealis Group, Inc.	7,690	497,052
Aurinia Pharmaceuticals, Inc. (a)	8,632	137,680
B2Gold Corp.	12,955	58,407
Bank of Montreal	7,687	999,604
Bank of Nova Scotia	9,374	692,271
Barrick Mining Corp.	12,394	540,607
Birchcliff Energy Ltd.	4,773	26,011
Bitfarms Ltd. (a) (b)	31,094	73,269
BlackBerry Ltd. (a) (b)	6,689	25,277
Bombardier, Inc. Class B (a) (b)	1,825	310,879
Brookfield Asset Management Ltd. Class A (b)	7,534	395,181
Brookfield Corp. (b)	44,430	2,042,662
Brookfield Wealth Solutions Ltd.	388	17,886
BTQ Technologies Corp. (a) (b)	4,425	22,888
Cameco Corp.	12,524	1,148,288
Canada Goose Holdings, Inc. (a)	2,048	26,580
Canadian Imperial Bank of Commerce	6,651	603,745
Canadian National Railway Co. (b)	13,446	1,331,603
Canadian Natural Resources Ltd.	26,840	910,298
Canadian Pacific Kansas City Ltd.	14,144	1,042,678
Canadian Tire Corp. Ltd. Class A (b)	3,375	428,267
Celestica, Inc. (a) (b)	1,041	308,340
Cenovus Energy, Inc.	21,421	362,860
CES Energy Solutions Corp. (b)	1,875	16,784
Champion Iron Ltd. (b)	7,251	29,350
Collective Mining Ltd. (a) (b)	4,529	66,081

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Cronos Group, Inc. (a) (b)	2,694	$7,075
Defi Technologies, Inc. (a) (b)	27,894	21,367
Denison Mines Corp. (a) (b)	28,641	76,056
Discovery Silver Corp. (a)	19,448	118,894
Docebo, Inc. (a) (b)	4,481	99,672
DPM Metals, Inc. (b)	10,017	309,992
D-Wave Quantum, Inc. (a) (b)	4,555	119,113
Enbridge, Inc.	18,414	882,314
Endeavour Silver Corp. (a) (b)	7,865	74,074
Enerflex Ltd.	1,675	25,857
EQB, Inc.	386	29,255
Equinox Gold Corp. (a) (b)	17,945	252,533
First Majestic Silver Corp. (b) (d)	35,907	599,869
First Majestic Silver Corp. (d)	10,047	167,383
Fortuna Mining Corp. (a) (b)	6,276	61,581
G Mining Ventures Corp. (a)	1,680	50,850
George Weston Ltd.	2,793	192,938
Headwater Exploration, Inc. (b)	1,139	7,786
Hut 8 Corp. (a) (b)	2,066	94,912
IGM Financial, Inc. (b)	5,222	235,471
Imperial Oil Ltd. (b)	9,699	839,035
Jamieson Wellness, Inc. (b) (e)	2,682	65,839
Just Energy Group, Inc. (a) (c)	352	—
K92 Mining, Inc. (a)	4,152	68,728
Kinaxis, Inc. (a)	354	44,698
Kinross Gold Corp.	28,801	812,290
Lightspeed Commerce, Inc. (a) (b)	6,940	83,842
Lithium Americas Corp. (a) (b)	13,815	60,168
Loblaw Cos. Ltd.	43,380	1,963,691
Manulife Financial Corp.	24,629	895,502
MDA Space Ltd. (a) (b)	3,083	59,917
Meren Energy, Inc.	27,141	35,640
MTY Food Group, Inc. (b)	5,465	151,979
National Bank of Canada (b)	18,416	2,319,012
New Gold, Inc. (a)	8,297	72,393
NexGen Energy Ltd. (a) (b)	48,237	444,453
Novagold Resources, Inc. (a)	3,037	28,359
Nutrien Ltd. (b)	7,276	449,697
Onex Corp. (b)	11,530	950,158
Orla Mining Ltd. (a)	6,117	82,378
Pan American Silver Corp.	6,074	315,321
Rogers Communications, Inc. Class B (b)	19,447	735,035
Royal Bank of Canada	16,918	2,887,939
Shopify, Inc. Class A (a)	14,898	2,401,939
Skeena Resources Ltd. (a)	7,131	169,594
Slate Grocery REIT Class U,	19,142	212,960
Solaris Resources, Inc. (a)	2,289	18,369
South Bow Corp. (b)	2,526	69,565
SSR Mining, Inc. (a)	12,099	265,591
Sun Life Financial, Inc.	19,027	1,189,300
Suncor Energy, Inc.	27,073	1,203,201
SunOpta, Inc. (a) (b)	5,954	22,717
Taseko Mines Ltd. (a) (b)	16,562	93,881
TC Energy Corp. (b)	12,772	704,219
Security Description	Shares	Value
Teck Resources Ltd. Class B	9,672	$463,649
TELUS Corp.	73,114	964,897
TerraVest Industries, Inc. (b)	435	52,206
Tilray Brands, Inc. (a) (b)	2,339	21,121
Tilray Brands, Inc. (a) (b)	453	4,101
TMC the metals Co., Inc. (a) (b)	4,629	28,561
Torex Gold Resources, Inc.	1,070	51,160
Toronto-Dominion Bank (b)	22,582	2,131,102
TransAlta Corp. (b)	30,207	382,560
Trilogy Metals, Inc. (a) (b)	8,200	35,342
Triple Flag Precious Metals Corp. (b)	643	21,395
Vizsla Silver Corp. (a)	7,040	38,622
Voyager Digital Ltd. (a)	6,606	1
Well Health Technologies Corp. (a) (b)	2,523	7,344
Wesdome Gold Mines Ltd. (a)	12,568	208,496
Whitecap Resources, Inc. (b)	9,164	76,882
		41,175,334
CHILE — 0.0% *
Aguas Andinas SA Class A	28,728	11,758
Cia Cervecerias Unidas SA	903	5,875
Embotelladora Andina SA Preference Shares	32,794	153,499
Enel Chile SA ADR	5,859	23,553
Inversiones Aguas Metropolitanas SA	12,101	13,747
Lundin Mining Corp. (b)	407	8,759
Parque Arauco SA	10,889	36,112
Sociedad Quimica y Minera de Chile SA ADR (a) (b)	1,407	96,802
Vina Concha y Toro SA	11,637	13,230
		363,335
CHINA — 3.0%
360 Security Technology, Inc. Class A	10,000	16,003
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	9,400	31,782
3SBio, Inc. (b) (e)	8,500	26,406
AAC Technologies Holdings, Inc.	2,500	12,527
Abbisko Cayman Ltd. (a)	5,000	8,357
Accelink Technologies Co. Ltd. Class A	2,400	24,052
Adicon Holdings Ltd. (a)	28,000	15,217
AECC Aviation Power Co. Ltd. Class A	5,800	33,263
Agricultural Bank of China Ltd. Class H	392,000	291,098
AK Medical Holdings Ltd. (b) (e)	28,000	20,505
Akeso, Inc. (a) (b) (e)	14,000	203,250
Alibaba Group Holding Ltd.	195,000	3,577,568
Alibaba Group Holding Ltd. ADR	2,752	403,388
Alibaba Health Information Technology Ltd. (a) (b)	86,000	55,798

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
A-Living Smart City Services Co. Ltd. Class H (b) (e)	113,500	$33,247
Aluminum Corp. of China Ltd. Class A	8,800	15,406
Amlogic Shanghai Co. Ltd. Class A (a)	1,802	22,520
Angel Yeast Co. Ltd. Class A	2,300	14,413
Anhui Conch Cement Co. Ltd. Class H (b)	6,000	17,021
Anhui Gujing Distillery Co. Ltd. Class A	900	17,098
Anhui Gujing Distillery Co. Ltd. Class B	3,600	40,401
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	6,500	46,096
ANTA Sports Products Ltd.	11,400	117,977
Ascentage Pharma Group International (a) (e)	25,600	171,851
AsiaInfo Technologies Ltd. (b) (e)	14,000	13,598
Autohome, Inc. ADR	784	17,452
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	92,300	106,185
Baidu, Inc. Class A (a)	30,610	517,147
Bank of China Ltd. Class H	1,108,000	634,892
Bank of Communications Co. Ltd. Class H	326,000	270,148
Beauty Farm Medical & Health Industry, Inc.	14,500	50,671
Beijing Compass Technology Development Co. Ltd. Class A (a)	1,000	18,749
Beijing Enlight Media Co. Ltd. Class A	15,400	36,140
Beijing Fourth Paradigm Technology Co. Ltd. Class H (a) (b)	8,500	48,072
Beijing Yanjing Brewery Co. Ltd. Class A	70,400	113,266
Bestechnic Shanghai Co. Ltd. Class A	1,282	41,682
Bilibili, Inc. Class Z (a) (b)	1,995	49,442
Black Sesame International Holding Ltd. (a) (b)	1,200	2,972
BOE Varitronix Ltd. (b)	57,000	37,568
Boyaa Interactive International Ltd.	55,000	24,167
BYD Co. Ltd. Class A	7,500	105,001
BYD Co. Ltd. Class H	36,000	441,010
C&D Property Management Group Co. Ltd.	27,000	9,366
Cambricon Technologies Corp. Ltd. Class A (a)	255	49,523
CARsgen Therapeutics Holdings Ltd. (a) (e)	11,000	20,987
CCOOP Group Co. Ltd. Class A (a)	19,400	6,948
CGN Mining Co. Ltd. (b)	40,000	15,880
Security Description	Shares	Value
CGN New Energy Holdings Co. Ltd.	14,000	$4,479
Chaince Digital Holdings, Inc. (a) (b)	2,100	10,437
Chifeng Jilong Gold Mining Co. Ltd. Class A	19,900	89,066
China CITIC Bank Corp. Ltd. Class H	62,000	55,281
China Conch Venture Holdings Ltd.	5,000	6,038
China Construction Bank Corp. Class H	1,264,000	1,248,816
China East Education Holdings Ltd. (e)	26,500	22,607
China Foods Ltd.	60,000	33,455
China Gas Holdings Ltd.	22,110	21,816
China Jushi Co. Ltd. Class A	8,600	21,069
China Life Insurance Co. Ltd. Class H	96,000	337,699
China Mengniu Dairy Co. Ltd.	58,000	111,104
China Merchants Bank Co. Ltd. Class H (b)	126,174	855,912
China Merchants Energy Shipping Co. Ltd. Class A	7,700	9,906
China Minsheng Banking Corp. Ltd. Class H	43,500	21,964
China National Software & Service Co. Ltd. Class A (a)	7,700	51,076
China Overseas Land & Investment Ltd.	48,000	75,544
China Overseas Property Holdings Ltd. (b)	5,000	2,904
China Pacific Insurance Group Co. Ltd. Class H	18,400	83,212
China Petroleum & Chemical Corp. Class H	629,200	377,512
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	13,800	91,816
China Resources Beer Holdings Co. Ltd.	8,000	26,949
China Resources Gas Group Ltd.	2,000	5,812
China Resources Land Ltd.	31,000	108,332
China Ruyi Holdings Ltd. (a)	164,000	46,144
China Shenhua Energy Co. Ltd. Class H	44,500	221,828
China Tower Corp. Ltd. Class H (e)	42,000	62,378
China Vanke Co. Ltd. Class H (a) (b)	12,400	5,225
CITIC Ltd.	89,000	137,899
CMOC Group Ltd. Class A	7,400	21,204
COFCO Joycome Foods Ltd. (a) (b)	64,000	12,827
Contemporary Amperex Technology Co. Ltd. Class A	720	37,884

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	5,700	$9,538
COSCO SHIPPING Ports Ltd.	44,881	32,291
Country Garden Services Holdings Co. Ltd.	10,000	7,747
CSG Holding Co. Ltd. Class B	203,300	44,664
CSPC Pharmaceutical Group Ltd.	26,880	29,113
Dalipal Holdings Ltd. (a) (b)	10,000	9,340
Daqo New Energy Corp. ADR (a)	4,226	124,667
Dongyue Group Ltd.	23,000	31,973
East Buy Holding Ltd. (a) (e)	17,500	40,290
Eastroc Beverage Group Co. Ltd. Class A	900	34,477
Ecovacs Robotics Co. Ltd. Class A	3,100	35,832
Empyrean Technology Co. Ltd. Class A	2,700	41,131
ENN Energy Holdings Ltd.	28,700	255,160
Eoptolink Technology, Inc. Ltd. Class A	3,920	241,986
Everest Medicines Ltd. (a) (b) (e)	8,000	38,009
Evergrande Property Services Group Ltd. (a) (e)	95,500	13,987
Ganfeng Lithium Group Co. Ltd. Class A	980	8,830
GCL Technology Holdings Ltd. (a)	36,000	4,903
GDS Holdings Ltd. Class A (a)	11,561	50,055
Geely Automobile Holdings Ltd.	56,000	128,785
GEM Co. Ltd. Class A	3,900	4,671
Genscript Biotech Corp. (a)	10,000	15,957
Giant Biogene Holding Co. Ltd. (b) (e)	4,400	18,813
Giant Network Group Co. Ltd. Class A	8,600	53,338
Global New Material International Holdings Ltd. (a) (b)	24,000	31,883
Great Wall Motor Co. Ltd. Class A	25,700	83,323
Great Wall Motor Co. Ltd. Class H	6,500	12,777
Guangdong Investment Ltd.	4,000	3,489
Guangzhou Automobile Group Co. Ltd. Class A	75,100	87,797
Guangzhou Tinci Materials Technology Co. Ltd. Class A	2,380	15,797
Guoquan Food Shanghai Co. Ltd. Class H	33,200	15,270
H World Group Ltd. ADR	692	32,559
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	361,000	21,103
Haidilao International Holding Ltd. (b) (e)	2,000	3,662
Haier Smart Home Co. Ltd. Class H	81,800	255,169
Security Description	Shares	Value
Hainan Airport Infrastructure Co. Ltd. Class A	124,400	$94,994
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	23,000	31,618
Hangzhou First Applied Material Co. Ltd. Class A	548	1,096
Hangzhou Tigermed Consulting Co. Ltd. Class A	300	2,437
HBM Holdings Ltd. (a) (e)	13,000	20,310
Health & Happiness H&H International Holdings Ltd. (b)	47,500	80,067
Hello Group, Inc. ADR	4,503	29,495
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	3,700	14,562
Hengan International Group Co. Ltd.	8,500	30,468
Hgtech Co. Ltd. Class A	4,100	46,598
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	18,463
Horizon Robotics (a) (b)	41,400	46,062
Hua Hong Semiconductor Ltd. Class H (a) (e)	1,000	9,546
Huafon Chemical Co. Ltd. Class A	9,400	14,814
Huaneng Power International, Inc. Class H	170,000	125,149
Hundsun Technologies, Inc. Class A	11,800	50,970
Hwatsing Technology Co. Ltd. Class A	591	12,707
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (e)	1,200	1,915
Iflytek Co. Ltd. Class A	1,100	7,925
indie Semiconductor, Inc. Class A (a) (b)	5,205	18,374
Industrial & Commercial Bank of China Ltd. Class H	757,000	611,747
INESA Intelligent Tech, Inc. Class B	302,500	196,928
Ingenic Semiconductor Co. Ltd. Class A	2,700	41,019
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	6,700	26,791
Innovent Biologics, Inc. (a) (e)	8,500	83,269
Inspur Digital Enterprise Technology Ltd. (b)	56,000	48,061
iQIYI, Inc. ADR (a) (b)	15,613	29,977
Isoftstone Information Technology Group Co. Ltd. Class A	5,500	37,374
JA Solar Technology Co. Ltd. Class A (a)	3,528	5,787
JD Health International, Inc. (a) (e)	4,250	30,305
JD.com, Inc. Class A	29,423	421,868
JF SmartInvest Holdings Ltd.	500	3,154
Jiangsu Hoperun Software Co. Ltd. Class A	12,300	87,228

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC Ltd. Class A	11,300	$56,306
Jiangsu Yanghe Distillery Co. Ltd. Class A	600	5,221
Jiangxi Rimag Group Co. Ltd. Class H (a) (b)	54,500	57,556
Jinan Acetate Chemical Co. Ltd.	13,700	22,630
Jinchuan Group International Resources Co. Ltd. (a) (b) (c)	28,000	1,151
JinkoSolar Holding Co. Ltd. ADR	3,142	81,095
Jinxin Fertility Group Ltd. (a) (b) (e)	4,500	1,376
JOYY, Inc. ADR	681	44,102
Kanzhun Ltd. ADR	3,513	71,595
KE Holdings, Inc. ADR	6,890	108,586
Kingdee International Software Group Co. Ltd. (a) (b)	34,000	58,054
Kingsoft Cloud Holdings Ltd. ADR (a) (b)	13,267	137,181
Kingsoft Corp. Ltd. (b)	800	2,923
Kuaishou Technology (e)	26,000	213,619
Kuang-Chi Technologies Co. Ltd. Class A (a)	44,100	308,070
Kunlun Tech Co. Ltd. Class A (a)	3,100	18,520
Kweichow Moutai Co. Ltd. Class A	700	138,114
Laopu Gold Co. Ltd. Class H	100	7,940
Launch Tech Co. Ltd. Class H	8,000	8,860
Lenovo Group Ltd.	78,000	92,796
Lepu Biopharma Co. Ltd. Class H (a) (e)	2,000	1,277
Li Auto, Inc. ADR (a)	30	508
Li Auto, Inc. Class A (a) (b)	23,904	199,162
Li Ning Co. Ltd.	42,500	101,943
Lianlian DigiTech Co. Ltd. Class H (a) (b)	99,000	84,074
Lifetech Scientific Corp. (a) (b)	12,000	2,405
Lingbao Gold Group Co. Ltd. Class H (b)	6,000	13,806
Lingyi iTech Guangdong Co. Class A	11,700	26,049
Linklogis, Inc. Class B (b) (e)	157,500	45,327
Longfor Group Holdings Ltd. (b) (e)	9,024	9,924
Luzhou Laojiao Co. Ltd. Class A	600	9,990
Mango Excellent Media Co. Ltd. Class A	2,700	9,446
Maxscend Microelectronics Co. Ltd. Class A	960	11,207
Medlive Technology Co. Ltd. (e)	95,000	118,391
Meitu, Inc. (b) (e)	110,500	99,377
Meituan Class B (a) (e)	64,390	854,562
Microport Scientific Corp. (a) (b)	3,008	4,182
Ming Yuan Cloud Group Holdings Ltd. (b)	127,000	53,682
MINISO Group Holding Ltd. ADR (b)	405	7,594
MMG Ltd. (a)	50,400	56,788
Security Description	Shares	Value
Mobvista, Inc. (a) (e)	11,000	$21,594
NetEase, Inc.	30,380	837,611
New Oriental Education & Technology Group, Inc.	25,110	136,269
Newborn Town, Inc. (a)	8,000	11,501
Ningbo Deye Technology Co. Ltd. Class A	840	10,374
Ningbo Orient Wires & Cables Co. Ltd. Class A	700	5,992
NIO, Inc. Class A (a) (b)	26,184	137,791
Nongfu Spring Co. Ltd. Class H (e)	18,000	108,321
Ocumension Therapeutics (a) (b) (e)	8,500	8,081
OmniVision Integrated Circuits Group, Inc.	810	14,610
OSL Group Ltd. (a) (b)	6,500	14,197
PDD Holdings, Inc. ADR (a)	7,665	869,134
PetroChina Co. Ltd. Class H	164,000	176,568
Pharmaron Beijing Co. Ltd. Class A	2,925	11,914
PICC Property & Casualty Co. Ltd. Class H	169,788	356,874
Ping An Healthcare & Technology Co. Ltd. (a) (e)	9,500	17,185
Ping An Insurance Group Co. of China Ltd. Class H	64,500	539,882
Piotech, Inc. Class A	288	13,616
Pop Mart International Group Ltd. (b) (e)	3,800	91,637
Postal Savings Bank of China Co. Ltd. Class H (b) (e)	68,000	46,478
Prosus NV	24,653	1,530,205
Q Technology Group Co. Ltd.	18,000	19,472
Qfin Holdings, Inc. ADR	405	7,804
Qunabox Group Ltd. (a)	15,000	42,860
Radiance Holdings Group Co. Ltd. (a) (b)	6,000	1,418
Range Intelligent Computing Technology Group Co. Ltd. Class A	2,100	15,886
Remegen Co. Ltd. Class H (a) (e)	500	4,625
RLX Technology, Inc. ADR	41,347	96,339
RoboSense Technology Co. Ltd. (a) (b)	2,900	13,637
Rockchip Electronics Co. Ltd. Class A	1,400	35,758
Seres Group Co. Ltd. Class A	3,400	58,921
SG Micro Corp. Class A	253	2,488
Shandong BoAn Biotechnology Co. Ltd. Class H (a)	15,800	17,336
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	2,700	32,690
Shanghai Baosight Software Co. Ltd. Class A	11,589	34,385

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	924	$17,989
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	150,000	99,600
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	9,400	59,121
Shanjin International Gold Co. Ltd. Class A	4,300	14,989
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	30,995
Shengyi Technology Co. Ltd. Class A	8,800	90,030
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	2,900	23,371
Shenzhou International Group Holdings Ltd. (b)	7,700	60,543
Shoucheng Holdings Ltd.	18,000	4,903
Sichuan Changhong Electric Co. Ltd. Class A	16,000	20,860
Sichuan Chuantou Energy Co. Ltd. Class A	2,600	5,178
Silergy Corp.	1,000	6,095
Silvercorp Metals, Inc. (b)	12,455	104,310
Sino Biopharmaceutical Ltd.	83,500	66,298
Smoore International Holdings Ltd. (b) (e)	25,000	38,254
Spring Airlines Co. Ltd. Class A	1,700	14,492
Star Plus Legend Holdings Ltd. Class H (a)	70,000	53,780
Sunac China Holdings Ltd. (a) (b)	38,000	6,396
Sunac Services Holdings Ltd. (b) (e)	29,257	5,262
Sunny Optical Technology Group Co. Ltd.	8,000	67,373
SUPCON Technology Co. Ltd. Class A	969	6,850
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,700	44,872
Suzhou TFC Optical Communication Co. Ltd. Class A	3,920	114,023
TAL Education Group ADR (a)	15,475	168,832
Tencent Holdings Ltd.	99,900	7,688,071
Tencent Music Entertainment Group ADR	9,629	168,796
Tianli International Holdings Ltd. (b)	94,000	28,743
Tianshan Aluminum Group Co. Ltd. Class A	3,500	8,113
Trip.com Group Ltd.	13,996	996,182
Tsingtao Brewery Co. Ltd. Class A	6,400	56,115
Tuya, Inc. ADR	21,304	44,951
Security Description	Shares	Value
UBTech Robotics Corp. Ltd. Class H (a) (b)	400	$6,491
Up Fintech Holding Ltd. ADR (a)	9,393	89,797
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	2,085	40,915
Victory Giant Technology Huizhou Co. Ltd. Class A	5,000	206,004
Vipshop Holdings Ltd. ADR	10,132	179,235
Vnet Group, Inc. ADR (a) (b)	5,297	44,813
Weimob, Inc. (a) (b) (e)	215,000	50,825
Western Superconducting Technologies Co. Ltd. Class A	8,791	93,931
Wintime Energy Group Co. Ltd. Class A (a)	320,500	72,090
Wuhan Guide Infrared Co. Ltd. Class A (a)	32,670	68,664
Wuliangye Yibin Co. Ltd. Class A	1,200	18,213
WUS Printed Circuit Kunshan Co. Ltd. Class A	9,740	101,964
WuXi AppTec Co. Ltd. Class A	1,100	14,284
Wuxi Biologics Cayman, Inc. (a) (e)	34,500	139,356
XD, Inc. (b)	10,000	83,317
Xiamen Tungsten Co. Ltd. Class A	9,700	57,061
Xiaomi Corp. Class B (a) (e)	196,000	989,632
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	30,000	10,985
Xinyi Solar Holdings Ltd. (b)	2,026	773
XPeng, Inc. ADR (a) (b)	60	1,217
XPeng, Inc. Class A (a) (b)	23,844	243,081
XtalPi Holdings Ltd. (a)	22,000	26,739
XXF Group Holdings Ltd. (a)	10,000	10,265
Yadea Group Holdings Ltd. (e)	10,470	15,294
Yankuang Energy Group Co. Ltd. Class H (b)	66,300	81,943
Yantai Changyu Pioneer Wine Co. Ltd. Class B	109,103	112,558
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	13,800	140,037
Yeahka Ltd. (a) (b)	40,000	41,061
Yidu Tech, Inc. (a) (b) (e)	225,700	152,236
Yihai International Holding Ltd. (b)	4,000	6,475
Yonghui Superstores Co. Ltd. Class A (a)	31,800	21,367
Yonyou Network Technology Co. Ltd. Class A (a)	11,000	20,897
Youzan Technology Ltd. (a)	1,856,000	33,145
YSB, Inc.	57,200	39,464
Yum China Holdings, Inc.	9,750	461,727
Yutong Bus Co. Ltd. Class A	10,100	47,317
Zai Lab Ltd. ADR (a)	2,160	38,102
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (e)	4,700	29,359
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	5,800	13,304

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhongji Innolight Co. Ltd. Class A	2,660	$232,466
Zhou Hei Ya International Holdings Co. Ltd. (e)	80,500	16,962
Zijin Mining Group Co. Ltd. Class A	8,800	43,458
Zijin Mining Group Co. Ltd. Class H	124,000	568,104
ZTO Express Cayman, Inc.	2,764	57,634
		39,510,560
COSTA RICA — 0.0% *
Establishment Labs Holdings, Inc. (a) (b)	354	25,800
DENMARK — 0.4%
Alm Brand AS	9,304	27,650
Ambu AS Class B	2,407	33,307
Chemometec AS	968	104,645
Coloplast AS Class B	1,640	140,904
D/S Norden AS	793	31,423
Danske Bank AS	15,174	760,179
Dfds AS (a)	354	5,324
DSV AS	2,680	680,577
Genmab AS (a)	803	255,941
GN Store Nord AS (a)	1,739	29,190
H Lundbeck AS	3,570	24,228
Netcompany Group AS (a) (e)	517	29,103
Novo Nordisk AS Class B	41,861	2,140,904
Novonesis Novozymes B Class B	4,779	306,446
Per Aarsleff Holding AS	222	30,510
Scandinavian Tobacco Group AS (e)	615	9,235
Schouw & Co. AS	160	16,580
Vestas Wind Systems AS	12,856	350,530
Zealand Pharma AS (a)	3,251	238,422
		5,215,098
FINLAND — 0.3%
Fortum OYJ	11,775	251,414
Mandatum OYJ	8,286	66,992
Metso OYJ (b)	30,172	530,824
Nokia OYJ	72,931	477,263
Nordea Bank Abp (d)	48,927	923,206
Nordea Bank Abp (d)	789	14,905
Sampo OYJ Class A	41,415	502,450
UPM-Kymmene OYJ	26,795	780,126
Valmet OYJ (b)	3,733	124,205
Wartsila OYJ Abp	23,921	854,059
		4,525,444
FRANCE — 1.9%
Accor SA	14,654	829,885
Air Liquide SA	2,340	440,429
Airbus SE	5,963	1,389,445
Alstom SA (a)	17,375	513,621
AXA SA	28,390	1,365,715
Security Description	Shares	Value
BNP Paribas SA	14,999	$1,423,163
Bouygues SA	8,630	449,510
Canal & SA	30,818	110,510
Capgemini SE	7,290	1,217,908
Carrefour SA	19,434	324,789
Credit Agricole SA	32,791	675,875
Danone SA	8,259	744,750
Engie SA	14,500	381,632
EssilorLuxottica SA	6,042	1,915,219
Exail Technologies SA (a)	20	1,914
Fnac Darty SA	7,571	257,417
Forvia SE (a) (b)	288	4,634
Hermes International SCA	18	44,859
Kering SA	1,698	600,259
L'Oreal SA	3,391	1,460,007
Louis Hachette Group	31,167	57,212
LVMH Moet Hennessy Louis Vuitton SE	2,785	2,109,695
Orange SA	41,314	689,002
Pernod Ricard SA	4,076	349,934
Publicis Groupe SA	8,374	871,564
Renault SA	10,024	416,989
Safran SA	454	158,574
Societe Generale SA	9,275	748,569
Sodexo SA	8,383	430,245
Technip Energies NV	1,797	68,549
TotalEnergies SE	25,035	1,634,478
Unibail-Rodamco-Westfield REIT (a)	2,687	292,727
Veolia Environnement SA	30,164	1,052,864
Vinci SA	12,284	1,731,955
Vivendi SE (a)	31,167	86,605
Voltalia SA (a) (b)	2,094	19,158
Worldline SA (a) (e)	4,533	8,316
		24,877,977
GEORGIA — 0.0% *
TBC Bank Group PLC	638	34,841
GERMANY — 2.1%
adidas AG	4,570	907,332
AIXTRON SE	4,422	89,872
Allianz SE	5,990	2,747,151
BASF SE	10,847	566,006
Bayer AG	14,132	614,267
Bayerische Motoren Werke AG	2,680	293,161
Commerzbank AG	9,806	415,751
Daimler Truck Holding AG	7,589	332,630
Deutsche Bank AG	20,080	780,832
Deutsche Boerse AG	5,222	1,371,948
Deutsche Lufthansa AG	56,804	560,794
Deutsche Post AG	26,018	1,427,922
Deutsche Telekom AG	42,974	1,396,023
Dr. Ing hc F Porsche AG Preference Shares (e)	1,426	76,403
E.ON SE	26,972	510,796
Eckert & Ziegler SE	1,170	20,969

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Elmos Semiconductor SE	2,429	$276,716
flatexDEGIRO AG	5,110	220,493
Fresenius Medical Care AG	2,696	129,059
Heidelberg Materials AG	1,693	443,401
HelloFresh SE (a)	3,721	26,911
Infineon Technologies AG	16,638	737,263
Mercedes-Benz Group AG	14,937	1,053,794
Merck KGaA	4,115	592,509
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,153	2,081,850
Northern Data AG (a)	1,843	33,658
Puma SE	1,398	36,614
Rheinmetall AG	576	1,055,991
RWE AG	8,999	478,348
Salzgitter AG	7,895	372,190
SAP SE	13,203	3,230,731
Siemens AG	10,727	3,012,891
Siemens Energy AG (a)	6,444	911,206
Softwareone Holding AG	20,702	237,911
thyssenkrupp AG	16,909	184,170
Tkms AG& Co. KGaA (a)	838	65,055
Verbio SE (a)	3,772	93,917
Volkswagen AG Preference Shares	2,147	261,106
		27,647,641
GHANA — 0.0% *
Kosmos Energy Ltd. (a) (b)	33,959	30,814
GREECE — 0.0% *
Aegean Airlines SA	520	8,709
Aktor SA Holding Co. Technical & Energy Projects (a)	784	9,023
Athens International Airport SA	793	10,003
Athens Water Supply & Sewage Co. SA	6,375	58,849
GEK Terna SA	795	23,734
HELLENiQ ENERGY Holdings SA	1,174	11,527
Intralot SA-Integrated Information Systems & Gaming Services (a)	8,372	10,403
Motor Oil Hellas Corinth Refineries SA	851	31,383
Optima bank SA	2,409	21,813
Piraeus Bank SA	3,751	29,930
		215,374
HONG KONG — 0.5%
AIA Group Ltd.	135,000	1,385,816
Bank of East Asia Ltd.	78,270	133,944
CK Asset Holdings Ltd.	50,270	253,950
Cowell e Holdings, Inc. (a) (b)	1,000	3,541
Damai Entertainment Holdings Ltd. (a)	40,000	4,882
Fenbi Ltd. (a) (b)	238,000	62,684
Futu Holdings Ltd. ADR (a)	1,097	180,138
Security Description	Shares	Value
Gushengtang Holdings Ltd.	2,300	$8,333
Hang Lung Properties Ltd.	106,621	117,943
Henderson Land Development Co. Ltd. (b)	18,910	68,366
Hong Kong Exchanges & Clearing Ltd.	24,368	1,276,084
Link REIT	100,750	449,676
Marketingforce Management Ltd. (a) (b)	9,400	42,293
Melco International Development Ltd. (a)	4,000	2,236
Melco Resorts & Entertainment Ltd. ADR (a)	692	5,238
New World Development Co. Ltd. (a)	32,383	30,247
NH Health (a) (b) (c)	11,500	10,446
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	67	1,432
Prudential PLC	34,522	531,435
Stella International Holdings Ltd.	14,000	26,908
Sun Hung Kai Properties Ltd.	114,253	1,390,089
SuperX AI Technology Ltd. (a)	400	6,272
Swire Pacific Ltd. Class A	8,500	68,472
Techtronic Industries Co. Ltd.	500	5,775
Tongguan Gold Group Ltd.	74,000	26,620
Vitasoy International Holdings Ltd. (b)	8,000	6,434
Viva Goods Co. Ltd. (a)	56,000	4,533
Yue Yuen Industrial Holdings Ltd. (b)	3,000	6,155
		6,109,942
HUNGARY — 0.0% *
MOL Hungarian Oil & Gas PLC	14,803	133,127
Richter Gedeon Nyrt	16,400	494,894
		628,021
INDIA — 1.9%
Aarti Pharmalabs Ltd.	2,875	24,067
Acme Solar Holdings Ltd.	7,867	20,787
Action Construction Equipment Ltd.	1,432	15,082
Acutaas Chemicals Ltd.	388	7,360
Adani Power Ltd. (a)	24,555	39,065
Advent Hotels International Pvt Ltd. (a)	3,621	9,008
Aegis Logistics Ltd.	2,852	22,770
Affle 3i Ltd. (a)	585	11,712
AGI Greenpac Ltd.	6,351	53,070
Ahluwalia Contracts India Ltd.	1,469	16,027
Akzo Nobel India Ltd.	1,938	68,510
Alkyl Amines Chemicals	10,936	194,204
Allied Blenders & Distillers Ltd.	13,269	90,579
Alok Industries Ltd. (a)	256,585	45,762
Amber Enterprises India Ltd. (a)	4,899	348,132
Anant Raj Ltd.	11,394	69,381
Anup Engineering Ltd.	859	21,438
APL Apollo Tubes Ltd.	4,761	101,386

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Aptus Value Housing Finance India Ltd.	5,879	$18,256
Arvind Fashions Ltd.	342	1,899
Arvind Ltd.	6,799	23,983
Astra Microwave Products Ltd.	5,548	60,570
AstraZeneca Pharma India Ltd.	367	36,868
AurionPro Solutions Ltd.	9,685	111,602
Avalon Technologies Ltd. (a) (e)	2,300	22,491
Avanti Feeds Ltd.	353	3,267
Axis Bank Ltd.	28,302	399,720
Azad Engineering Ltd. (a)	1,107	20,357
Balu Forge Industries Ltd.	7,247	48,773
Banco Products India Ltd.	3,360	25,752
Bayer CropScience Ltd.	94	4,767
BEML Ltd.	58	1,200
Bharat Heavy Electricals Ltd.	6,962	22,266
Bharti Airtel Ltd.	28,395	665,208
Birlasoft Ltd.	17,493	84,332
BlackBuck Ltd. (a)	5,020	37,966
BLS International Services Ltd.	29,185	104,265
Blue Star Ltd.	925	17,812
Borosil Renewables Ltd. (a)	721	4,357
Brigade Enterprises Ltd.	1,301	12,810
BSE Ltd.	876	25,654
Can Fin Homes Ltd.	10,603	109,717
Cartrade Tech Ltd. (a)	2,362	74,272
CE Info Systems Ltd.	897	17,238
Cemindia Projects Ltd.	3,995	35,041
Central Depository Services India Ltd.	18,131	291,211
Cera Sanitaryware Ltd.	89	5,184
Chemplast Sanmar Ltd. (a)	27,230	79,134
Chennai Petroleum Corp. Ltd.	266	2,475
City Union Bank Ltd.	15,381	49,764
Clean Science & Technology Ltd.	9,393	91,553
CMS Info Systems Ltd.	1,173	4,431
Computer Age Management Services Ltd.	6,048	49,855
Data Patterns India Ltd.	2,815	82,264
Dhanuka Agritech Ltd.	354	4,647
Dixon Technologies India Ltd.	4,489	604,431
Dodla Dairy Ltd.	1,901	26,455
Doms Industries Ltd.	757	22,028
Dr. Reddy's Laboratories Ltd. ADR	92,255	1,295,260
Elecon Engineering Co. Ltd.	5,031	26,949
Electrosteel Castings Ltd.	26,475	23,099
Embassy Developments Ltd. (a)	21,759	14,240
eMudhra Ltd.	13,621	85,859
Entero Healthcare Solutions Ltd. (a)	2,387	27,264
Epigral Ltd.	507	6,882
EPL Ltd.	32,601	78,061
Equitas Small Finance Bank Ltd. (a) (e)	65,238	45,721
Eternal Ltd. (a)	31,474	97,368
Ethos Ltd. (a)	2,335	77,338
Security Description	Shares	Value
Eureka Forbes Ltd. (a)	5,108	$35,167
Gabriel India Ltd.	1,995	22,414
Galaxy Surfactants Ltd.	148	3,375
Garden Reach Shipbuilders & Engineers Ltd.	3,239	88,078
Garware Hi-Tech Films Ltd.	611	21,141
Garware Technical Fibres Ltd.	7,664	59,480
GE Vernova T&D India Ltd.	628	21,887
Genus Power Infrastructures Ltd.	6,312	21,181
GMR Power & Urban Infra Ltd. (a)	15,285	18,930
Godawari Power & Ispat Ltd.	11,754	34,795
Godfrey Phillips India Ltd.	11,778	361,978
Gokaldas Exports Ltd. (a)	2,810	23,201
Granules India Ltd.	17,297	115,179
Graphite India Ltd.	914	6,526
Gravita India Ltd.	1,414	29,227
Greaves Cotton Ltd.	18,782	40,059
Greenlam Industries Ltd.	9,717	26,249
Gujarat Mineral Development Corp. Ltd.	9,206	61,328
Gujarat Pipavav Port Ltd.	5,188	10,507
HBL Engineering Ltd.	4,410	45,464
HDFC Bank Ltd.	70,624	778,849
HEG Ltd.	5,248	36,426
Heritage Foods Ltd.	12,164	62,296
HFCL Ltd.	210,894	159,063
HG Infra Engineering Ltd.	391	3,280
Himadri Speciality Chemical Ltd.	7,833	42,516
Hindustan Construction Co. Ltd. (a)	61,313	12,920
Hindustan Copper Ltd.	10,699	61,697
Hindustan Foods Ltd. (a)	9,755	56,329
Home First Finance Co. India Ltd. (e)	5,317	65,203
Honasa Consumer Ltd. (a)	18,952	60,359
ICICI Bank Ltd. ADR	64,876	1,933,305
IFCI Ltd. (a)	80,301	47,262
IIFL Finance Ltd. (a)	1,210	8,219
India Cements Ltd. (a)	1,672	8,097
IndiaMart InterMesh Ltd. (e)	2,023	50,046
Indigo Paints Ltd.	4,366	55,561
Indo Count Industries Ltd.	6,458	20,291
Infibeam Avenues Ltd. (a)	619,559	114,841
Infosys Ltd. ADR (b)	83,135	1,481,466
Inox Green Energy Services Ltd. (a)	17,416	40,760
Inox Wind Ltd. (a)	7,128	9,797
Intellect Design Arena Ltd.	6,635	71,680
International Gemmological Institute India Ltd.	5,658	21,089
Inventurus Knowledge Solutions Ltd. (a)	3,411	62,915
ION Exchange India Ltd.	14,034	59,428
J Kumar Infraprojects Ltd.	672	4,357
Jai Balaji Industries Ltd. (a)	83,024	66,776

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Jaiprakash Power Ventures Ltd. (a)	313,333	$59,892
Jammu & Kashmir Bank Ltd.	70,117	78,246
JB Chemicals & Pharmaceuticals Ltd.	10,806	218,778
Jio Financial Services Ltd.	10,921	35,839
JSW Holdings Ltd. (a)	80	18,051
Jubilant Ingrevia Ltd.	1,626	12,726
Jupiter Life Line Hospitals Ltd.	171	2,651
Jupiter Wagons Ltd.	2,810	10,622
Just Dial Ltd. (a)	2,248	18,141
Jyothy Labs Ltd.	21,018	66,097
Jyoti CNC Automation Ltd. (a)	483	5,316
Karnataka Bank Ltd.	30,302	69,282
Karur Vysya Bank Ltd.	128,946	378,505
Kaveri Seed Co. Ltd.	8,520	93,467
Kaynes Technology India Ltd. (a)	505	22,548
Keystone Realtors Ltd.	7,143	41,859
Kirloskar Brothers Ltd.	526	9,423
Kirloskar Ferrous Industries Ltd.	1,897	10,153
Kirloskar Pneumatic Co. Ltd.	1,695	19,986
Kovai Medical Center & Hospital Ltd.	71	4,543
KPI Green Energy Ltd. (e)	17,474	97,733
Larsen & Toubro Ltd. GDR	27,695	1,237,966
Latent View Analytics Ltd. (a)	12,175	62,135
Laurus Labs Ltd. (e)	24,765	305,294
Laxmi Organic Industries Ltd.	37,413	70,427
Le Travenues Technology Ltd. (a)	4,662	13,224
LIC Housing Finance Ltd.	7,907	47,466
Lloyds Engineering Works Ltd.	92,210	57,473
Lloyds Enterprises Ltd.	9,480	6,302
Lodha Developers Ltd. (e)	357	4,215
LT Foods Ltd.	3,854	16,699
Mahanagar Gas Ltd.	1,433	18,114
Mahindra & Mahindra Ltd. GDR	21,468	888,775
Mahindra Lifespace Developers Ltd.	47,717	209,493
Manorama Industries Ltd.	3,838	57,015
Mastek Ltd.	326	7,439
Max Estates Ltd. (a)	11,185	56,012
Mishra Dhatu Nigam Ltd. (e)	8,908	34,040
MOIL Ltd.	3,555	14,577
Mrs Bectors Food Specialities Ltd.	6,050	15,509
MTAR Technologies Ltd. (a)	767	20,623
Nava Ltd.	4,246	26,805
Navin Fluorine International Ltd.	362	23,844
Nazara Technologies Ltd. (a)	41,004	124,797
NESCO Ltd.	1,327	18,088
Netweb Technologies India Ltd.	821	28,415
Network18 Media & Investments Ltd. (a)	140,140	67,654
Newgen Software Technologies Ltd.	7,381	69,401
NIIT Learning Systems Ltd.	35,430	157,028
Security Description	Shares	Value
NMDC Steel Ltd. (a)	67,270	$33,119
Ola Electric Mobility Ltd. (a)	194,970	78,613
Olectra Greentech Ltd.	484	6,457
One 97 Communications Ltd. (a)	3,975	57,445
Paras Defence & Space Technologies Ltd.	21,868	166,517
PB Fintech Ltd. (a)	278	5,647
PC Jeweller Ltd. (a)	58,339	6,186
PG Electroplast Ltd.	6,253	40,024
Phoenix Mills Ltd.	793	16,353
Piccadily Agro Industries Ltd. (a)	6,388	40,217
PNB Housing Finance Ltd. (e)	9,795	103,694
PNC Infratech Ltd.	1,640	4,592
Poly Medicure Ltd.	993	19,596
Power Mech Projects Ltd.	553	14,100
Praj Industries Ltd.	1,537	5,517
Pricol Ltd.	3,564	26,215
Prism Johnson Ltd. (a)	11,142	16,852
Procter & Gamble Health Ltd.	67	4,251
PTC India Ltd.	3,285	5,898
PTC Industries Ltd. (a)	88	18,193
Puravankara Ltd. (a)	10,229	27,226
PVR Inox Ltd. (a)	533	6,020
Radico Khaitan Ltd.	1,067	39,157
Railtel Corp. of India Ltd.	27,878	115,244
Rallis India Ltd.	20,099	62,614
Ramco Cements Ltd.	537	6,313
Ramkrishna Forgings Ltd.	1,116	6,496
Rategain Travel Technologies Ltd. (a)	17,716	136,340
Ratnamani Metals & Tubes Ltd.	330	8,740
RattanIndia Enterprises Ltd. (a)	102,570	47,097
RattanIndia Power Ltd. (a)	1,086,902	114,157
RBL Bank Ltd. (e)	8,480	29,795
Refex Industries Ltd.	19,604	56,688
Reliance Industries Ltd.	30,146	526,720
Reliance Industries Ltd. GDR (e)	21,945	1,536,150
Reliance Power Ltd. (a)	134,205	52,037
Rhi Magnesita India Ltd.	3,864	19,735
Safari Industries India Ltd.	1,671	40,426
Sagility Ltd.	43,278	25,048
Sammaan Capital Ltd. (a)	26,809	43,441
Sandur Manganese & Iron Ores Ltd.	8,886	24,004
Sapphire Foods India Ltd. (a)	2,250	6,435
Sarda Energy & Minerals Ltd.	5,074	29,387
Saregama India Ltd.	2,764	10,794
Shaily Engineering Plastics Ltd.	2,599	65,398
Shakti Pumps India Ltd.	2,241	18,056
Sharda Motor Industries Ltd.	444	4,645
Shree Renuka Sugars Ltd. (a)	114,259	33,218
SignatureGlobal India Ltd. (a)	2,090	26,216
Sobha Ltd.	2,021	32,813
Sonata Software Ltd.	4,196	16,800
South Indian Bank Ltd.	15,106	6,440
Star Cement Ltd.	20,355	51,071

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Bank of India GDR	12,235	$1,331,168
Sterling & Wilson Renewable (a)	16,616	39,595
Sudarshan Chemical Industries Ltd.	1,155	12,178
Sumitomo Chemical India Ltd.	1,002	5,251
Sunteck Realty Ltd.	19,427	85,604
Supreme Industries Ltd.	388	14,478
Surya Roshni Ltd.	2,661	8,149
Suzlon Energy Ltd. (a)	44,900	26,312
Symphony Ltd.	2,917	28,620
Syrma SGS Technology Ltd.	2,914	23,770
Tanla Platforms Ltd.	13,729	80,270
Tata Consultancy Services Ltd.	11,330	404,167
Tata Motors Ltd./new (a)	9,932	45,914
Tata Motors Passenger Vehicles Ltd.	9,932	40,594
Tata Teleservices Maharashtra Ltd. (a)	191,647	105,697
TD Power Systems Ltd.	13,677	106,831
Techno Electric & Engineering Co. Ltd.	925	11,137
Tejas Networks Ltd. (e)	3,391	16,965
Texmaco Rail & Engineering Ltd.	7,333	11,204
Thomas Cook India Ltd.	8,952	14,814
Tilaknagar Industries Ltd.	4,834	24,603
Time Technoplast Ltd.	18,306	38,293
Tips Music Ltd.	3,360	20,645
Titagarh Rail System Ltd.	328	3,255
Transformers & Rectifiers India Ltd.	2,175	6,903
Transrail Lighting Ltd.	1,767	10,951
Ujjivan Small Finance Bank Ltd. (a) (e)	9,618	5,670
Usha Martin Ltd.	5,069	25,605
V2 Retail Ltd. (a)	911	24,810
VA Tech Wabag Ltd.	7,527	109,146
Valor Estate Ltd. (a)	47,678	62,881
V-Guard Industries Ltd.	13,136	47,938
VIP Industries Ltd. (a)	694	2,953
Vodafone Idea Ltd. (a)	289,115	34,612
Voltamp Transformers Ltd.	368	32,149
Waaree Renewable Technologies Ltd.	1,743	18,764
Websol Energy System Ltd. (a)	12,666	12,644
Welspun Enterprises Ltd.	1,168	6,759
Whirlpool of India Ltd.	258	2,581
Wipro Ltd. ADR (b)	209,323	594,477
Yatharth Hospital & Trauma Care Services Ltd. Class C (a)	303	2,300
Yes Bank Ltd. (a)	27,213	6,540
Zaggle Prepaid Ocean Services Ltd. (a)	31,633	122,408
Zen Technologies Ltd.	7,218	109,893
		25,247,643
INDONESIA — 0.2%
Astra International Tbk. PT	450,300	180,930
Security Description	Shares	Value
Bank Central Asia Tbk. PT	1,936,800	$937,911
Bank Mandiri Persero Tbk. PT	1,181,000	361,205
Bank Rakyat Indonesia Persero Tbk. PT	1,523,099	334,305
Dian Swastatika Sentosa Tbk. PT (a)	2,300	13,931
GoTo Gojek Tokopedia Tbk. PT (a)	1,346,800	5,169
Nickel Industries Ltd.	8,993	5,008
Telkom Indonesia Persero Tbk. PT	1,761,400	367,597
		2,206,056
IRELAND — 0.1%
Cairn Homes PLC	210,418	514,021
Cimpress PLC (a)	716	47,678
Glenveagh Properties PLC (a) (e)	29,446	66,745
Kerry Group PLC Class A	1,340	122,754
Kingspan Group PLC	1,340	116,695
		867,893
ISRAEL — 0.3%
Bank Hapoalim BM	60,862	1,375,893
Bank Leumi Le-Israel BM	109,046	2,401,879
Bet Shemesh Engines Holdings 1997 Ltd. (a)	413	97,189
Cellebrite DI Ltd. (a) (b)	6,228	112,291
Global-e Online Ltd. (a)	610	23,979
Isracard Ltd.	3,394	16,615
Kornit Digital Ltd. (a)	275	3,954
SimilarWeb Ltd. (a) (b)	100	749
Taboola.com Ltd. (a)	8,749	40,333
Teva Pharmaceutical Industries Ltd. ADR (a)	9,335	291,345
Wix.com Ltd. (a)	308	31,998
		4,396,225
ITALY — 0.7%
Enel SpA	112,388	1,171,712
Eni SpA	34,825	660,130
Ferrari NV	2,080	778,539
FinecoBank Banca Fineco SpA	20,426	532,563
Generali	13,520	567,659
Intesa Sanpaolo SpA	202,795	1,410,221
Italgas SpA	13,102	146,413
Iveco Group NV	2,475	54,575
MFE-MediaForEurope NV Class A	19,965	72,360
MFE-MediaForEurope NV Class B (b)	19,965	96,371
Moncler SpA	5,234	337,597
Prysmian SpA	7,640	775,071
Saipem SpA (b)	249	709
Snam SpA	45,791	304,175
Telecom Italia SpA (a) (b)	479,535	289,367
Terna - Rete Elettrica Nazionale (b)	39,631	421,415

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
UniCredit SpA	25,649	$2,136,357
		9,755,234
JAPAN — 5.5%
Advantest Corp.	8,100	1,014,664
Aisin Corp.	5,100	95,203
Anycolor, Inc.	800	24,754
Appier Group, Inc.	11,700	80,167
ARCLANDS Corp.	2,431	29,964
Asahi Group Holdings Ltd.	5,100	53,344
Asahi Kasei Corp.	94,300	835,642
Asahi Yukizai Corp. (b)	900	31,063
Asics Corp.	2,000	47,912
Astellas Pharma, Inc.	34,900	466,016
BayCurrent, Inc.	3,000	124,406
Bridgestone Corp. (b)	3,400	76,223
C Uyemura & Co. Ltd.	200	18,706
Canon, Inc. (b)	1,700	50,248
Change Holdings, Inc. (b)	4,000	25,264
Chiyoda Corp. (a)	13,900	65,179
Chugai Pharmaceutical Co. Ltd.	700	36,812
Cover Corp. (a) (b)	8,800	84,718
CRE Logistics REIT, Inc.	30	32,269
Credit Saison Co. Ltd.	35,700	958,408
Cybozu, Inc. (b)	9,900	177,795
Daiichi Sankyo Co. Ltd.	35,500	758,263
Daikin Industries Ltd.	1,700	217,780
Daikokutenbussan Co. Ltd.	100	3,649
Daiwa Securities Group, Inc.	66,500	581,443
DeNA Co. Ltd.	400	6,477
Denso Corp.	61,400	845,330
Digital Arts, Inc.	2,000	79,747
Dip Corp.	600	8,467
Disco Corp.	700	215,120
Eisai Co. Ltd.	1,700	50,541
ENEOS Holdings, Inc.	34,300	242,241
Fast Retailing Co. Ltd.	1,600	581,224
Financial Partners Group Co. Ltd.	1,700	20,824
Freee KK (a) (b)	3,600	69,017
FUJIFILM Holdings Corp.	56,600	1,207,505
Fujikura Ltd.	2,000	222,527
Fujitsu Ltd.	25,800	712,547
GENDA, Inc. (a) (b)	2,600	11,628
GNI Group Ltd. (a) (b)	2,700	41,548
Hitachi Ltd.	67,700	2,117,231
Hokuhoku Financial Group, Inc. (b)	10,000	292,832
Honda Motor Co. Ltd.	33,000	323,379
Hoya Corp.	6,200	936,853
IHI Corp.	4,200	73,807
Infomart Corp. (b)	38,200	103,332
Internet Initiative Japan, Inc.	400	7,057
Ise Chemicals Corp.	1,000	29,921
Ito En Ltd.	100	1,962
ITOCHU Corp.	46,000	579,604
Security Description	Shares	Value
Japan Elevator Service Holdings Co. Ltd.	800	$8,873
Japan Tobacco, Inc.	9,100	327,436
JCU Corp.	3,200	99,933
JFE Holdings, Inc. (b)	24,700	314,768
JMDC, Inc. (b)	1,300	33,051
K&O Energy Group, Inc. (b)	600	14,622
Kajima Corp.	34,800	1,295,467
Kamigumi Co. Ltd. (b)	31,000	1,000,734
Kansai Electric Power Co., Inc.	10,000	156,624
Kao Corp. (b)	1,700	67,905
Kasumigaseki Capital Co. Ltd.	1,000	46,891
Kawasaki Heavy Industries Ltd.	100	6,622
KDDI Corp.	141,600	2,446,800
KeePer Technical Laboratory Co. Ltd. (b)	1,100	24,703
Keyence Corp.	1,200	433,928
Kioxia Holdings Corp. (a)	1,200	79,888
Kobe Steel Ltd.	9,700	128,162
Komatsu Ltd.	10,000	318,989
Konami Group Corp.	200	27,216
Konica Minolta, Inc.	34,500	149,692
Koshidaka Holdings Co. Ltd.	1,500	11,713
Kotobuki Spirits Co. Ltd.	1,500	17,541
Krosaki Harima Corp.	800	21,232
Kyocera Corp.	137,200	1,922,612
Lasertec Corp. (b)	500	94,564
Leopalace21 Corp.	9,300	39,040
Lifedrink Co., Inc.	6,700	74,333
M&A Capital Partners Co. Ltd.	400	8,600
M3, Inc. (b)	1,000	13,487
Maeda Kosen Co. Ltd. (b)	3,300	41,643
Makita Corp.	10,100	305,233
Marubeni Corp.	67,600	1,877,335
Marui Group Co. Ltd.	34,800	715,116
Mebuki Financial Group, Inc. (b)	79,100	523,818
Menicon Co. Ltd. (b)	2,200	22,415
Metaplanet, Inc. (a) (b)	10,700	27,647
Micronics Japan Co. Ltd. (b)	1,100	49,475
Mirai Corp. REIT	595	191,317
Mirai Industry Co. Ltd. (b)	1,300	28,655
MIRARTH Real Estate Investment Corp. REIT	57	34,001
Mitani Sekisan Co. Ltd.	1,300	67,843
Mitsubishi Chemical Group Corp.	34,600	202,000
Mitsubishi Corp.	40,300	921,980
Mitsubishi Electric Corp.	59,300	1,734,604
Mitsubishi Heavy Industries Ltd.	31,900	781,499
Mitsubishi UFJ Financial Group, Inc. (b)	163,200	2,595,666
Mitsui & Co. Ltd.	28,600	847,171
Mitsui E&S Co. Ltd.	100	3,547
Mitsui Fudosan Logistics Park, Inc. REIT	7	5,453
Mitsuuroko Group Holdings Co. Ltd.	1,500	21,072
Mizuho Financial Group, Inc.	31,800	1,156,401

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Modec, Inc.	1,700	$129,063
Money Forward, Inc. (a) (b)	1,400	41,693
Monogatari Corp. (b)	1,800	50,643
MonotaRO Co. Ltd.	300	4,786
MS&AD Insurance Group Holdings, Inc.	38,800	911,674
Murata Manufacturing Co. Ltd.	96,200	1,992,186
Nagawa Co. Ltd. (b)	1,000	41,213
Namura Shipbuilding Co. Ltd.	1,300	29,360
NEC Corp.	1,000	33,877
Nexon Co. Ltd.	300	7,325
NIDEC Corp.	200	2,720
Nihon M&A Center Holdings, Inc.	2,500	11,496
Nintendo Co. Ltd.	12,700	858,442
Nippon Paint Holdings Co. Ltd. (b)	1,800	12,029
Nippon Steel Corp.	160,000	655,128
Nissan Motor Co. Ltd. (a) (b)	34,500	85,862
Nissan Shatai Co. Ltd.	10,800	69,797
Nitto Boseki Co. Ltd. (b)	400	26,030
Nitto Denko Corp. (b)	8,500	201,458
Nomura Holdings, Inc.	94,600	785,190
Nomura Micro Science Co. Ltd. (b)	1,600	30,409
Nxera Pharma Co. Ltd. (a) (b)	400	2,110
Obayashi Corp.	66,900	1,395,235
Olympus Corp.	2,100	26,587
Oriental Land Co. Ltd. (b)	1,500	27,738
ORIX Corp.	34,600	1,005,253
Osaka Gas Co. Ltd.	24,700	855,664
Osaka Soda Co. Ltd.	500	6,909
Panasonic Holdings Corp.	32,900	424,723
Pasona Group, Inc. (b)	300	3,876
PeptiDream, Inc. (a)	300	3,170
PILLAR Corp. (b)	200	6,118
PKSHA Technology, Inc. (a) (b)	3,400	76,136
Plus Alpha Consulting Co. Ltd.	6,900	106,178
Rakus Co. Ltd.	4,800	31,848
Recruit Holdings Co. Ltd.	11,500	649,083
Relo Group, Inc.	2,500	27,361
Renesas Electronics Corp. (a)	6,900	94,204
Resona Holdings, Inc.	59,700	568,644
Rohm Co. Ltd. (b)	6,800	96,309
Rorze Corp.	5,000	71,709
Round One Corp. (b)	1,500	10,718
RS Technologies Co. Ltd. (b)	1,400	33,673
Sakura Internet, Inc. (b)	1,700	30,151
Samty Residential Investment Corp. REIT	345	256,420
SanBio Co. Ltd. (a) (b)	1,100	11,860
Sanrio Co. Ltd.	1,300	40,780
Sansan, Inc. (a)	5,200	57,525
Sanyo Denki Co. Ltd.	900	24,087
SCREEN Holdings Co. Ltd.	100	9,723
Secom Co. Ltd.	3,400	120,886
Senshu Electric Co. Ltd.	2,400	82,376
Security Description	Shares	Value
Septeni Holdings Co. Ltd. (b)	1,100	$3,432
Seven & i Holdings Co. Ltd.	5,100	73,224
SHIFT, Inc. (a) (b)	7,500	46,987
Shin Nippon Air Technologies Co. Ltd.	3,200	64,206
Shinagawa Refra Co. Ltd.	1,300	17,541
Shin-Etsu Chemical Co. Ltd.	8,500	264,254
Sinko Industries Ltd.	5,100	46,072
SMS Co. Ltd.	900	7,751
Socionext, Inc.	1,100	15,365
SoftBank Corp.	359,700	492,925
SoftBank Group Corp.	60,000	1,684,264
Sompo Holdings, Inc.	39,100	1,331,064
Sony Financial Group, Inc. (a)	112,300	118,931
Sony Group Corp.	112,300	2,882,996
SOSiLA Logistics REIT, Inc.	69	55,598
Sumitomo Chemical Co. Ltd.	78,700	223,731
Sumitomo Corp.	24,700	852,827
Sumitomo Electric Industries Ltd.	10,100	407,557
Sumitomo Mitsui Financial Group, Inc.	37,400	1,202,803
Sumitomo Mitsui Trust Group, Inc.	3,400	103,619
Suruga Bank Ltd.	1,700	18,535
Systena Corp.	4,800	15,740
T&D Holdings, Inc.	34,400	793,365
Takara Holdings, Inc. (b)	1,300	13,328
Takeda Pharmaceutical Co. Ltd.	21,500	663,195
Tama Home Co. Ltd. (b)	3,300	75,371
Tamron Co. Ltd.	1,200	7,916
TDK Corp.	27,600	389,318
TechMatrix Corp.	3,500	52,183
Teijin Ltd.	24,700	213,601
Terumo Corp.	69,600	1,007,956
Timee, Inc. (a) (b)	7,400	59,768
Toho Bank Ltd. (b)	10,800	37,276
Tokio Marine Holdings, Inc.	43,900	1,629,183
Tokyo Electron Ltd.	5,100	1,116,667
Tokyu Corp.	33,200	387,610
TOPPAN Holdings, Inc.	34,900	1,037,793
Toridoll Holdings Corp. (b)	700	18,926
Totech Corp.	6,700	156,659
Towa Corp.	2,100	28,805
Toyo Tanso Co. Ltd. (b)	400	12,300
Toyota Motor Corp.	170,400	3,648,361
Toyota Tsusho Corp.	65,200	2,193,785
Trend Micro, Inc.	100	4,148
Tri Chemical Laboratories, Inc.	1,400	24,205
Trial Holdings, Inc. (b)	1,400	27,688
Tsuburaya Fields Holdings, Inc.	900	10,651
UT Group Co. Ltd. (b)	19,500	24,757
Visional, Inc. (a)	200	12,772
Wakita & Co. Ltd.	7,000	86,102
West Holdings Corp. (b)	2,210	21,544
West Japan Railway Co. (b)	3,400	67,807
WingArc1st, Inc. (b)	1,500	34,786

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Yamada Holdings Co. Ltd.	34,400	$114,012
Yamaha Corp. (b)	99,600	694,204
Yuasa Trading Co. Ltd.	600	20,403
Zuken, Inc.	400	12,466
		72,775,698
KUWAIT — 0.1%
Al Ahli Bank of Kuwait KSCP	51,159	48,913
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	8,899
Jazeera Airways Co. KSCP	6,821	36,068
Kuwait Finance House KSCP	127,180	335,424
National Bank of Kuwait SAKP	95,259	314,432
National Investments Co. KSCP	18,466	18,136
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	21,763	10,545
Warba Bank KSCP (a)	130,992	124,815
		897,232
LUXEMBOURG — 0.0% *
ArcelorMittal SA	10,326	474,059
MACAU — 0.0% *
Sands China Ltd.	38,800	97,704
MALAYSIA — 0.1%
Axis Real Estate Investment Trust	213,100	100,826
Carlsberg Brewery Malaysia Bhd. Class B	27,400	112,760
CIMB Group Holdings Bhd.	66,044	134,269
CTOS Digital Bhd.	190,500	37,790
Dialog Group Bhd.	25,000	10,350
Eco World Development Group Bhd.	57,300	29,511
Farm Fresh Bhd.	85,100	59,557
Fraser & Neave Holdings Bhd.	10,100	88,356
Frontken Corp. Bhd.	73,200	75,401
Greatech Technology Bhd. (a)	14,200	5,529
Hartalega Holdings Bhd. (a)	2,800	683
Heineken Malaysia Bhd.	9,100	51,487
IGB Real Estate Investment Trust	21,100	14,195
ITMAX SYSTEM Bhd.	54,900	64,533
Kossan Rubber Industries Bhd.	12,400	3,331
Mah Sing Group Bhd.	135,700	32,270
Malakoff Corp. Bhd.	260,000	51,898
Malayan Banking Bhd.	33,204	85,751
Matrix Concepts Holdings Bhd.	290,000	92,903
Mega First Corp. Bhd.	116,400	96,665
Nationgate Holdings Bhd.	79,700	17,480
Pavilion Real Estate Investment Trust	37,700	16,815
Public Bank Bhd.	164,200	183,703
Sam Engineering & Equipment M Bhd.	7,900	7,261
Sime Darby Property Bhd.	78,400	26,855
SP Setia Bhd. Group	16,100	2,896
Security Description	Shares	Value
Sunway Construction Group Bhd.	5,000	$6,974
Tanco Holdings Bhd. (a)	640,760	183,165
Tenaga Nasional Bhd.	26,600	89,934
Top Glove Corp. Bhd.	37,300	5,929
UEM Sunrise Bhd.	52,600	7,129
YTL Corp. Bhd.	80,000	40,217
YTL Power International Bhd.	47,400	38,663
		1,775,086
MEXICO — 0.3%
America Movil SAB de CV	688,001	712,893
Cemex SAB de CV	318,324	365,959
Fomento Economico Mexicano SAB de CV	70,757	715,697
Grupo Financiero Banorte SAB de CV Class O	68,032	631,678
Grupo Mexico SAB de CV	108,108	1,022,364
Grupo Televisa SAB	60,102	35,066
Industrias Penoles SAB de CV (a)	3,154	166,079
Prologis Property Mexico SA de CV REIT	9,894	41,514
Southern Copper Corp.	1,095	157,100
		3,848,350
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (a)	9,374	134,310
NETHERLANDS — 0.9%
Adyen NV (a) (e)	96	155,027
Akzo Nobel NV	5,842	406,180
Argenx SE (a)	702	590,976
ASML Holding NV	5,289	5,723,432
Havas NV	3,092	61,734
Heineken NV (b)	4,801	393,232
ING Groep NV (b)	48,883	1,378,430
Koninklijke Ahold Delhaize NV	26,416	1,081,817
Koninklijke KPN NV	4,186	19,547
Koninklijke Philips NV (b)	23,451	640,077
Magnum Ice Cream Co. NV (a) (b)	6,421	101,696
Nebius Group NV (a) (b)	2,230	186,662
NXP Semiconductors NV	346	75,103
Pharming Group NV (a)	37,750	63,222
Redcare Pharmacy NV (a) (e)	304	23,243
TomTom NV (a)	4,397	28,247
Universal Music Group NV (b)	21,274	555,422
Wolters Kluwer NV	3,782	392,386
		11,876,433
NEW ZEALAND — 0.0% *
Auckland International Airport Ltd.	16,542	79,239
Fisher & Paykel Healthcare Corp. Ltd.	7,521	163,267
Spark New Zealand Ltd. (b)	26,839	35,189
		277,695

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NORWAY — 0.2%
DNB Bank ASA	33,284	$928,877
Frontline PLC	3,053	67,314
Norsk Hydro ASA	92,151	714,416
T1 Energy, Inc. (a) (b)	1,320	8,818
Telenor ASA	27,323	397,377
		2,116,802
PERU — 0.0% *
Cia de Minas Buenaventura SAA ADR	704	19,592
PHILIPPINES — 0.0% *
Converge Information & Communications Technology Solutions, Inc.	156,200	40,674
DigiPlus Interactive Corp.	123,900	34,117
Manila Water Co., Inc.	68,300	46,785
PLDT, Inc. ADR	2,984	64,872
TaskUS, Inc. Class A (a)	1,383	16,306
		202,754
POLAND — 0.1%
Bank Handlowy w Warszawie SA	418	12,278
Bank Polska Kasa Opieki SA	2,363	134,805
Budimex SA	163	28,917
CCC SA (a)	629	20,925
Cyfrowy Polsat SA (a)	3,276	11,117
Diagnostyka SA	216	10,274
Enea SA	3,392	18,379
Grupa Kety SA	126	32,015
Jastrzebska Spolka Weglowa SA (a)	750	4,881
KRUK SA	224	30,748
Orange Polska SA	8,403	23,817
ORLEN SA	3,180	85,010
Pepco Group NV	2,218	18,508
PGE Polska Grupa Energetyczna SA (a)	11,493	28,144
Powszechna Kasa Oszczednosci Bank Polski SA	11,075	262,335
Powszechny Zaklad Ubezpieczen SA	7,686	142,680
Tauron Polska Energia SA (a)	13,466	32,369
XTB SA (e)	979	19,557
		916,759
PORTUGAL — 0.0% *
EDP SA	39,998	183,910
Galp Energia SGPS SA	5,917	101,667
		285,577
PUERTO RICO — 0.0% *
Liberty Latin America Ltd. Class C (a)	3,923	29,266
RUSSIA — 0.0%
Gazprom PJSC (a) (c)	81,484	—
LUKOIL PJSC (a) (c)	3,048	—
Sberbank of Russia PJSC (a) (c)	79,092	—
Security Description	Shares	Value
Surgutneftegas PJSC ADR (a) (c)	492	$—
Tatneft PJSC ADR (a) (c)	46	—
		—
SAUDI ARABIA — 0.3%
ACWA Power Co. (a)	736	35,674
Advanced Building Industries Co. (a)	7,093	72,428
Al Babtain Power & Telecommunication Co.	2,037	34,947
Al Rajhi Bank	2,615	67,975
Al Rajhi Co. for Co-operative Insurance (a)	4,505	93,444
Aldrees Petroleum & Transport Services Co.	19,981	681,340
AlKhorayef Water & Power Technologies Co.	5,599	200,775
Alujain Corp.	355	2,557
Arriyadh Development Co.	3,931	23,466
Astra Industrial Group Co.	511	19,305
Ataa Educational Co.	2,886	44,935
Bank AlBilad	1,947	12,884
Bawan Co. (a)	3,509	47,057
Catrion Catering Holding Co.	281	6,020
City Cement Co.	10,818	36,370
East Pipes Integrated Co. for Industry	517	19,063
Eastern Province Cement Co.	1,084	6,766
Electrical Industries Co.	218,009	650,981
Emaar Economic City (a)	2,567	6,851
Etihad Etisalat Co.	2,628	46,243
Etihad GO Telecom Co.	4,777	115,260
Fawaz Abdulaziz Al Hokair & Co. (a)	3,767	19,213
Jadwa REIT Saudi Fund	58,593	174,492
Leejam Sports Co. JSC	5,871	155,744
Maharah Human Resources Co.	33,213	57,026
Miahona	32,774	156,670
Middle East Healthcare Co.	601	5,217
Mobile Telecommunications Co. Saudi Arabia	52,828	146,901
National Agriculture Development Co. (a)	10,127	49,652
National Co. for Learning & Education (a)	673	25,784
National Gas & Industrialization Co.	812	20,523
National Medical Care Co.	681	25,909
Nice One Beauty Digital Marketing Co. (a)	2,797	13,348
Perfect Presentation For Commercial Services Co. (a)	7,554	15,467
Power & Water Utility Co. for Jubail & Yanbu (a)	19,681	193,095
Qassim Cement Co.	393	4,411
Retal Urban Development Co.	20,122	62,874
Saudi Arabian Mining Co. (a)	8,386	136,271

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Saudi Ceramic Co.	10,939	$79,444
Saudi Ground Services Co.	644	6,233
Saudi Manpower Solutions Co.	17,636	24,826
Saudi Paper Manufacturing Co. (a)	2,268	37,520
Saudi Pharmaceutical Industries & Medical Appliances Corp. (a)	2,114	14,688
Saudi Real Estate Co. (a)	5,620	19,314
Saudi Reinsurance Co. (a)	1,419	10,146
Saudi Research & Media Group (a)	1,079	35,815
Saudi Steel Pipe Co.	5,290	52,437
Saudia Dairy & Foodstuff Co.	537	35,363
Sumou Real Estate Co.	9,163	78,174
Sustained Infrastructure Holding Co.	1,757	14,596
Yamama Cement Co.	13,103	81,466
		3,976,960
SINGAPORE — 0.4%
CapitaLand Ascott Trust REIT	10,535	7,823
CapitaLand Integrated Commercial Trust REIT	39,261	72,966
CapitaLand Investment Ltd.	275,184	579,898
DBS Group Holdings Ltd.	26,306	1,152,882
Grab Holdings Ltd. Class A (a)	7,021	35,035
Guan Chong Bhd.	82,900	14,913
Oversea-Chinese Banking Corp. Ltd.	40,900	628,448
Sea Ltd. ADR (a)	4,576	583,760
Singapore Exchange Ltd.	128,600	1,696,000
Singapore Telecommunications Ltd.	79,000	279,510
United Overseas Bank Ltd.	11,900	324,428
		5,375,663
SOUTH AFRICA — 0.4%
Anglo American PLC	14,315	593,998
Discovery Ltd.	99,041	1,360,275
FirstRand Ltd.	98,126	537,413
Gold Fields Ltd.	16,661	729,695
Harmony Gold Mining Co. Ltd.	13,529	275,218
Impala Platinum Holdings Ltd.	10,828	171,209
MTN Group Ltd.	36,179	370,087
Naspers Ltd. Class N	10,410	693,901
Nedbank Group Ltd.	3,797	61,013
Old Mutual Ltd. (b)	22,243	20,165
Sanlam Ltd.	90,799	539,698
Sasol Ltd. (a)	6,994	44,826
Standard Bank Group Ltd.	23,384	409,820
Valterra Platinum Ltd.	1,671	139,799
		5,947,117
SOUTH KOREA — 1.5%
APR Corp.	109	17,479
Asiana Airlines, Inc. (a)	830	4,529
BHI Co. Ltd. (a)	588	21,348
Security Description	Shares	Value
Binggrae Co. Ltd.	528	$27,306
Cafe24 Corp. (a)	1,338	28,004
Celltrion Pharm, Inc.	116	4,670
Celltrion, Inc.	1,077	135,321
Chabiotech Co. Ltd. (a)	3,561	36,264
CJ CGV Co. Ltd. (a)	10,357	42,778
CJ ENM Co. Ltd. (a)	54	2,422
Cosmax, Inc. (a)	254	28,740
CosmoAM&T Co. Ltd. (a)	250	7,514
CS Wind Corp. (a)	111	3,205
D&D PharmaTech, Inc. (a)	844	53,784
Daeduck Electronics Co. Ltd.	1,326	43,355
Daejoo Electronic Materials Co. Ltd.	274	12,078
D'Alba Global Co. Ltd.	184	18,840
Dear U Co. Ltd.	2,477	68,951
Delivery Hero SE (a) (e)	43	1,147
Dongsuh Cos., Inc.	2,826	52,673
Doosan Enerbility Co. Ltd. (a)	3,832	200,305
Doosan Fuel Cell Co. Ltd. (a)	515	10,314
Doosan Robotics, Inc. (a)	651	35,249
Douzone Bizon Co. Ltd.	478	28,404
Duk San Neolux Co. Ltd. (a)	3,037	76,950
Ecopro BM Co. Ltd. (a)	371	37,755
Ecopro Co. Ltd.	1,140	71,856
Ecopro Materials Co. Ltd. (a)	667	24,123
E-MART, Inc.	113	6,377
Enchem Co. Ltd. (a)	1,456	63,575
Eo Technics Co. Ltd.	127	23,980
ESR Kendall Square REIT Co. Ltd.	24,316	71,992
Eugene Technology Co. Ltd.	630	32,800
Fadu, Inc. (a)	3,215	47,425
GemVax & Kael Co. Ltd. (a)	1,564	31,485
GI Innovation, Inc. (a)	3,505	42,920
Grand Korea Leisure Co. Ltd.	2,182	22,675
Han Kuk Carbon Co. Ltd.	4,049	83,900
Hana Financial Group, Inc.	1,585	103,536
Hana Micron, Inc.	462	8,258
Hanall Biopharma Co. Ltd. (a)	771	23,416
Hanmi Science Co. Ltd. (a)	681	17,137
Hanmi Semiconductor Co. Ltd.	281	24,851
Hansol Chemical Co. Ltd.	153	24,163
Hanwha Aerospace Co. Ltd.	475	310,281
Hanwha Engine (a)	1,339	39,922
Hanwha Solutions Corp.	577	10,735
Hanwha Systems Co. Ltd.	2,838	107,172
Hanwha Vision Co. Ltd. (a)	827	25,776
HD Hyundai Electric Co. Ltd.	400	214,918
HD Hyundai Heavy Industries Co. Ltd.	41	14,487
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	322	90,975
HD-Hyundai Marine Engine (a)	1,272	79,028
Hite Jinro Co. Ltd.	9,742	124,704
HLB, Inc. (a)	712	25,108

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
HPSP Co. Ltd.	516	$12,000
HYBE Co. Ltd.	289	66,204
Hyundai Feed, Inc. (a) (c)	970	502
Hyundai Mobis Co. Ltd.	1,181	305,795
Hyundai Motor Co.	2,646	544,611
Hyundai Steel Co.	578	12,458
Hyundai Wia Corp.	137	7,199
Iljin Electric Co. Ltd.	1,318	49,772
ISC Co. Ltd.	245	18,895
ISU Specialty Chemical (a)	898	36,904
IsuPetasys Co. Ltd.	1,289	106,660
JNTC Co. Ltd. (a)	1,071	14,735
Jusung Engineering Co. Ltd.	1,102	21,190
JYP Entertainment Corp.	686	34,573
Kakao Corp.	2,134	89,031
Kakao Games Corp. (a)	5,178	53,557
KB Financial Group, Inc.	6,468	559,897
KEPCO Engineering & Construction Co., Inc.	417	26,053
Kia Corp.	1,257	106,281
Kolmar Korea Co. Ltd.	750	32,331
Korea Aerospace Industries Ltd.	1,322	104,985
Korea Electric Power Corp. ADR	5,517	91,030
Korea Zinc Co. Ltd.	36	32,887
Krafton, Inc. (a)	217	37,057
KT&G Corp.	1,790	176,571
Kum Yang Co. Ltd. (a) (c)	697	2,395
Kyung Dong Navien Co. Ltd.	634	24,426
L&F Co. Ltd. (a)	632	41,766
Lake Materials Co. Ltd.	5,108	52,302
LG Chem Ltd.	598	138,235
LG Electronics, Inc.	438	27,942
LG H&H Co. Ltd.	299	53,654
LIG Nex1 Co. Ltd.	325	94,981
LigaChem Biosciences, Inc. (a)	792	95,499
Lotte Chemical Corp.	24	1,171
Lotte Chilsung Beverage Co. Ltd.	264	25,510
LOTTE REIT Co. Ltd.	48,765	134,053
LS Eco Energy Ltd. (a)	434	10,409
LS Electric Co. Ltd.	97	30,974
LS Marine Solution Co. Ltd.	2,649	55,074
Lunit, Inc. (a)	5,092	145,279
Medytox, Inc.	57	4,780
NAVER Corp.	3,530	594,235
NCSoft Corp.	86	12,029
Nexon Games Co. Ltd. (a)	6,570	54,775
NHN Corp.	2,202	44,405
NICE Information Service Co. Ltd.	9,679	114,222
NKMax Co. Ltd. (a) (c)	6,826	2,393
OliX Pharmaceuticals, Inc. (a)	639	62,279
Oscotec, Inc. (a)	1,078	33,824
Park Systems Corp.	234	33,950
Pearl Abyss Corp. (a)	1,577	40,943
People & Technology, Inc.	551	14,382
Security Description	Shares	Value
Peptron, Inc. (a)	341	$60,126
PharmaResearch Co. Ltd.	142	39,725
Poongsan Corp.	192	14,195
Posco DX Co. Ltd.	2,015	40,215
POSCO Future M Co. Ltd. (a)	234	30,376
POSCO Holdings, Inc. ADR	10,033	533,856
Posco International Corp.	79	2,720
PSK Holdings, Inc.	197	6,332
Rainbow Robotics (a)	236	77,080
Robotis Co. Ltd. (a)	687	124,471
S&S Tech Corp.	234	7,846
Sam Chun Dang Pharm Co. Ltd.	1,906	307,622
Samsung C&T Corp.	556	92,438
Samsung E&A Co. Ltd. (a)	1,037	17,313
Samsung Electronics Co. Ltd. GDR	2,728	5,636,048
Samsung Electronics Co. Ltd. Preference Shares	9,818	607,938
Samsung Fire & Marine Insurance Co. Ltd.	298	102,812
Samsung Heavy Industries Co. Ltd. (a)	3,352	56,078
Samsung SDI Co. Ltd. (a)	120	22,450
Samsung Securities Co. Ltd.	786	41,140
Samyang Foods Co. Ltd.	125	106,817
Seegene, Inc.	396	6,543
Seojin System Co. Ltd. (a)	826	14,507
SHIFT UP Corp. (a)	584	14,392
Shinhan Financial Group Co. Ltd.	6,327	337,750
Shinsung Delta Tech Co. Ltd.	550	21,648
Silicon2 Co. Ltd. (a)	1,027	27,554
SK Chemicals Co. Ltd.	115	5,229
SK Hynix, Inc.	8,513	3,847,116
SK Innovation Co. Ltd.	305	21,427
SK oceanplant Co. Ltd. (a)	2,004	28,170
SK REITs Co. Ltd.	13,321	53,541
SK, Inc.	298	53,061
SKC Co. Ltd. (a)	207	15,002
SM Entertainment Co. Ltd.	297	27,833
SNT Dynamics Co. Ltd.	1,160	37,525
Soop Co. Ltd.	184	8,660
Soulbrain Co. Ltd.	26	4,729
ST Pharm Co. Ltd.	114	9,433
Studio Dragon Corp. (a)	647	19,200
Taesung Co. Ltd. (a)	2,914	90,016
Taihan Cable & Solution Co. Ltd. (a)	568	9,029
TechWing, Inc.	626	19,903
Tokai Carbon Korea Co. Ltd.	87	8,588
Voronoi, Inc. (a)	650	98,140
VT Co. Ltd. (a)	8,692	105,652
Wemade Co. Ltd. (a)	1,768	30,621
Won Tech Co. Ltd.	3,557	19,136
YC Corp. (a)	940	9,449
YG Entertainment, Inc.	1,270	61,184
Youlchon Chemical Co. Ltd.	1,252	22,423

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Yuhan Corp.	65	$5,072
		20,214,156
SPAIN — 0.9%
Acciona SA (b)	6,550	1,430,064
ACS Actividades de Construccion y Servicios SA	23,050	2,296,981
Amadeus IT Group SA	8,971	662,082
Banco Bilbao Vizcaya Argentaria SA	74,729	1,759,699
Banco Santander SA	191,386	2,263,468
Distribuidora Internacional de Alimentacion SA (a)	1,041	44,808
Grenergy Renovables SA (a)	332	33,572
Iberdrola SA	100,331	2,175,801
Industria de Diseno Textil SA (b)	13,936	922,125
Repsol SA	15,320	286,532
Telefonica SA (b)	58,892	241,596
		12,116,728
SWEDEN — 0.8%
Alleima AB (b)	5,224	46,382
Assa Abloy AB Class B	30,252	1,177,750
Atlas Copco AB Class B	97,837	1,581,303
Boozt AB (a) (b) (e)	8,621	106,140
Camurus AB (a)	3,496	233,603
Epiroc AB Class B	164	3,321
Evolution AB (b) (e)	4,862	332,157
Industrivarden AB Class A	370	16,672
Mildef Group AB (b)	1,225	15,919
MIPS AB	3,131	120,026
Sandvik AB	26,111	851,409
Securitas AB Class B	63,526	1,014,343
Skandinaviska Enskilda Banken AB Class A (b)	61,756	1,306,959
Skanska AB Class B	26,719	731,245
SKF AB Class B	19,027	507,315
Svenska Handelsbanken AB Class A	24,978	364,017
Tele2 AB Class B	18,693	313,382
Telefonaktiebolaget LM Ericsson Class B	49,943	490,827
Telia Co. AB	42,974	183,572
Volvo AB Class A	33,053	1,062,710
Xvivo Perfusion AB (a) (b)	756	15,302
		10,474,354
SWITZERLAND — 1.3%
ABB Ltd.	37,150	2,776,930
Accelleron Industries AG	1,806	140,308
Adecco Group AG (b)	7,242	211,341
Basilea Pharmaceutica Ag Allschwil (a)	120	8,285
Cie Financiere Richemont SA Class A	9,989	2,169,274
DSM-Firmenich AG	7,723	623,673
Geberit AG	2,653	2,074,849
Givaudan SA	294	1,167,465
Security Description	Shares	Value
Kuehne & Nagel International AG (b)	2,670	$577,138
Sandoz Group AG	4,808	351,019
Sensirion Holding AG (a) (e)	433	33,667
SGS SA	9,416	1,079,884
Swatch Group AG Bearer Shares (b)	364	77,303
TE Connectivity PLC	12,076	2,747,411
TORM PLC Class A	753	15,025
UBS Group AG	51,387	2,397,303
Vetropack Holding AG (b)	87	2,416
Zurich Insurance Group AG	1,730	1,314,123
		17,767,414
TAIWAN — 2.2%
Ability Enterprise Co. Ltd.	49,000	121,017
Ability Opto-Electronics Technology Co. Ltd.	13,000	38,561
AblePrint Technology Co. Ltd.	1,000	30,458
Accton Technology Corp.	2,000	75,428
Acter Group Corp. Ltd.	4,000	99,426
Advanced Energy Solution Holding Co. Ltd.	1,000	42,329
Advanced Wireless Semiconductor Co.	19,000	64,401
Alchip Technologies Ltd.	3,000	335,132
All Ring Tech Co. Ltd.	4,000	46,339
Allied Supreme Corp.	8,000	58,815
Allis Electric Co. Ltd.	4,079	12,917
Alpha Networks, Inc.	16,000	15,964
Andes Technology Corp. (a)	17,000	129,852
AP Memory Technology Corp.	4,000	57,033
Apex Dynamics, Inc.	1,000	20,751
Asia Optical Co., Inc.	12,000	53,086
AUO Corp. ADR (a)	59,991	230,965
AURAS Technology Co. Ltd.	2,000	64,289
Bank of Kaohsiung Co. Ltd.	793,081	310,463
Bizlink Holding, Inc.	3,063	148,176
C Sun Manufacturing Ltd.	7,000	55,808
Caliway Biopharmaceuticals Co. Ltd. (a)	10,000	49,331
Century Iron & Steel Industrial Co. Ltd.	8,000	35,518
Chailease Holding Co. Ltd.	4,298	14,431
Channel Well Technology Co. Ltd.	26,000	57,758
Charoen Pokphand Enterprise	5,500	23,018
Chenming Electronic Technology Corp.	12,000	49,840
Chief Telecom, Inc.	8,300	99,060
China Motor Corp.	11,000	20,515
Chung Hung Steel Corp. (a)	53,000	26,567
Chunghwa Precision Test Tech Co. Ltd.	3,000	218,170
Chunghwa Telecom Co. Ltd. ADR	24,199	1,009,340
Coretronic Corp.	14,000	38,319

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CSBC Corp. Taiwan (a)	14,000	$8,911
CTBC Financial Holding Co. Ltd.	251,000	401,018
CyberPower Systems, Inc.	2,000	13,463
Da-Li Development Co. Ltd.	18,900	32,302
Daxin Materials Corp.	5,000	55,219
Delpha Construction Co. Ltd.	33,000	29,670
Delta Electronics, Inc.	8,000	245,190
Dynamic Holding Co. Ltd.	20,203	81,981
Dynapack International Technology Corp.	6,000	64,353
E Ink Holdings, Inc.	4,000	25,206
EirGenix, Inc. (a)	16,000	31,419
Elite Advanced Laser Corp.	14,000	120,304
Elite Material Co. Ltd.	1,000	52,354
Elite Semiconductor Microelectronics Technology, Inc.	12,000	45,066
Evergreen Aviation Technologies Corp.	15,000	67,790
Evergreen Marine Corp. Taiwan Ltd.	1,600	9,675
Faraday Technology Corp.	12,463	67,629
First Hi-Tec Enterprise Co. Ltd.	4,000	40,356
Fitipower Integrated Technology, Inc.	10,629	48,544
Formosa Chemicals & Fibre Corp.	11,000	11,238
Formosa Plastics Corp.	14,000	17,377
Fortune Electric Co. Ltd.	1,210	29,460
Fositek Corp.	2,000	103,436
Fulgent Sun International Holding Co. Ltd.	5,197	16,871
G Shank Enterprise Co. Ltd.	6,000	16,537
Genius Electronic Optical Co. Ltd.	1,079	15,436
Global Brands Manufacture Ltd.	4,000	14,258
Global Unichip Corp.	1,000	67,631
Globalwafers Co. Ltd.	1,000	12,922
Gold Circuit Electronics Ltd.	34,800	760,892
Goldsun Building Materials Co. Ltd.	4,000	4,825
Grand Process Technology Corp.	1,000	49,649
Great Tree Pharmacy Co. Ltd.	19,649	58,533
Gudeng Precision Industrial Co. Ltd.	3,049	34,546
HD Renewable Energy Co. Ltd.	40,989	128,757
Hon Hai Precision Industry Co. Ltd. GDR (b)	140,807	2,052,966
Hota Industrial Manufacturing Co. Ltd.	10,000	17,759
HTC Corp. (a)	6,000	9,395
Hu Lane Associate, Inc.	3,150	12,732
Hwang Chang General Contractor Co. Ltd.	25,964	49,663
I-Chiun Precision Industry Co. Ltd.	13,000	38,850
Intelligo Technology, Inc. (a)	7,000	95,129
Security Description	Shares	Value
International Games System Co. Ltd.	16,000	$367,149
ITE Technology, Inc.	1,000	3,660
ITEQ Corp.	3,000	10,837
J&V Energy Technology Co. Ltd.	42,000	122,175
Jentech Precision Industrial Co. Ltd.	3,299	288,212
Johnson Health Tech Co. Ltd.	9,000	43,252
JSL Construction & Development Co. Ltd.	7,000	11,072
Kaori Heat Treatment Co. Ltd.	4,000	73,837
Kenmec Mechanical Engineering Co. Ltd.	19,096	43,819
Kindom Development Co. Ltd.	14,300	15,360
Kinik Co.	2,000	25,238
Kinsus Interconnect Technology Corp.	8,000	40,483
L&K Engineering Co. Ltd.	4,099	72,012
LandMark Optoelectronics Corp.	4,000	78,038
Lian HWA Food Corp.	17,600	54,670
Lotus Pharmaceutical Co. Ltd.	3,000	27,021
Lumosa Therapeutics Co. Ltd. (a)	4,000	24,761
Lung Yen Life Service Corp. (a)	51,000	76,612
LuxNet Corp.	19,000	196,830
M31 Technology Corp.	6,000	71,991
Machvision, Inc.	2,000	33,609
Macronix International Co. Ltd. (a)	3,000	3,767
MediaTek, Inc.	8,000	364,094
Merida Industry Co. Ltd.	5,000	13,160
Merry Electronics Co. Ltd.	3,000	9,328
MPI Corp.	1,000	71,609
Nan Pao Resins Chemical Co. Ltd.	2,000	20,019
Nan Ya Plastics Corp.	16,000	30,655
Nanya Technology Corp. (a)	2,000	12,285
Nuvoton Technology Corp.	39,000	63,303
O-Bank Co. Ltd.	19,000	5,527
Oneness Biotech Co. Ltd. (a)	12,193	21,576
Orient Semiconductor Electronics Ltd.	27,000	48,121
Pan Jit International, Inc.	24,500	62,458
Pan-International Industrial Corp.	34,000	53,780
Pegavision Corp.	1,085	9,842
Pharmally International Holding Co. Ltd. (a) (c)	1,282	—
Phoenix Silicon International Corp.	11,000	62,316
Polaris Group (a)	8,205	8,121
Posiflex Technology, Inc.	8,000	45,066
Quanta Computer, Inc.	8,000	69,254
Sakura Development Co. Ltd.	38,400	59,273
Sanyang Motor Co. Ltd.	40,000	78,166
Scientech Corp.	5,000	53,150
Shin Zu Shing Co. Ltd.	3,000	19,335
Shinfox Energy Co. Ltd.	76,629	92,309

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shiny Chemical Industrial Co. Ltd.	1,200	$5,270
ShunSin Technology Holding Ltd.	13,000	68,681
Silicon Integrated Systems Corp.	88,000	130,514
Sincere Navigation Corp.	82,000	67,984
SinoPac Financial Holdings Co. Ltd.	9,900	9,011
Solar Applied Materials Technology Corp.	5,000	10,582
Solomon Technology Corp.	12,000	47,931
Sporton International, Inc.	16,760	85,346
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	10,216
Ta Ya Electric Wire & Cable	4,263	5,149
TaiMed Biologics, Inc. (a)	8,505	16,566
Taiwan Cogeneration Corp.	27,056	35,176
Taiwan Sakura Corp.	7,000	18,647
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	52,887	16,071,830
Taiwan Speciality Chemicals Corp.	6,000	60,343
Taiwan Surface Mounting Technology Corp.	3,000	9,109
Taiwan Union Technology Corp.	6,000	94,333
Test Research, Inc.	5,000	30,474
Thinking Electronic Industrial Co. Ltd.	1,000	5,554
Tigerair Taiwan Co. Ltd.	19,000	39,003
Topkey Corp.	4,000	20,560
Ttet Union Corp.	4,000	18,396
Unimicron Technology Corp.	2,000	14,004
Union Bank of Taiwan	48,085	29,613
Unitech Printed Circuit Board Corp.	16,239	14,058
United Integrated Services Co. Ltd.	7,000	211,423
United Microelectronics Corp. ADR	94,546	743,132
Universal Cement Corp.	33,000	31,508
Universal Microwave Technology, Inc.	5,000	108,050
Via Technologies, Inc.	2,000	3,316
Visual Photonics Epitaxy Co. Ltd.	18,000	86,790
Voltronic Power Technology Corp.	1,000	30,903
Win Semiconductors Corp.	2,000	11,648
Wistron Corp.	4,000	19,159
XinTec, Inc.	15,000	66,358
Yageo Corp.	1,516	11,145
Yankey Engineering Co. Ltd.	3,450	61,269
Yulon Motor Co. Ltd.	16,896	17,826
Yungshin Construction & Development Co. Ltd.	15,000	31,317
		30,021,735
THAILAND — 0.1%
Amata Corp. PCL	74,400	39,201
B Grimm Power PCL	125,200	56,033
Security Description	Shares	Value
Bangkok Airways PCL	110,500	$51,909
BCPG PCL	233,000	49,921
Carabao Group PCL	47,200	65,171
CP ALL PCL NVDR	68,400	94,442
Delta Electronics Thailand PCL	43,900	241,063
Energy Absolute PCL (a)	683,010	58,534
Fabrinet (a)	100	45,528
Hana Microelectronics PCL	56,800	29,387
I-TAIL Corp. PCL	19,900	9,538
JMT Network Services PCL	94,800	26,329
KCE Electronics PCL	10,200	5,892
MK Restaurants Group PCL	12,200	7,048
Muangthai Capital PCL	8,800	8,799
Osotspa PCL	130,800	66,843
Plan B Media PCL	693,000	85,786
PTT PCL	175,000	177,750
Regional Container Lines PCL	41,200	35,636
SCB X PCL NVDR	9,400	41,473
Star Petroleum Refining PCL	43,200	8,090
TOA Paint Thailand PCL	40,600	17,526
VGI PCL	264,506	7,976
WHA Corp. PCL	31,600	3,290
		1,233,165
TURKEY — 0.1%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	51,106	26,764
Akbank TAS	82,649	134,273
Baticim Bati Anadolu Cimento Sanayii AS (a)	648,309	57,491
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a)	1,904	24,595
Cimsa Cimento Sanayi VE Ticaret AS	9,702	10,501
Destek Finans Faktoring AS (a)	718	9,275
Eldorado Gold Corp. (a) (b)	2,662	95,799
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	27,679	13,168
Enerya Enerji AS	105,587	23,568
Grainturk Tarim AS (a)	5,946	39,789
Hektas Ticaret TAS (a)	1,060,132	75,505
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	136,156	80,051
LDR Turizm AS	6,208	10,115
Lydia Holding AS (a)	13,543	52,957
Margun Enerji Uretim Sanayi VE Ticaret AS (a)	35,200	31,231
Migros Ticaret AS	13,193	160,291
Nuh Cimento Sanayi AS	13,220	68,586
Oyak Cimento Fabrikalari AS	23,378	12,537
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	9,950	31,380
Peker Gayrimenkul Yatirim Ortakligi AS REIT (a)	128,971	37,823
Petkim Petrokimya Holding AS (a)	64,704	24,442

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ral Yatirim Holding AS (a)	3,261	$17,359
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	1,646	557
Sok Marketler Ticaret AS (a)	29,118	34,598
Tekfen Holding AS	4,459	7,306
Tera Yatirim Teknoloji Holding AS REIT (a)	29,217	21,421
Trust Anadolu Metal Madencilik Isletmeleri AS (a)	22,285	54,151
Turk Altin Isletmeleri AS (a)	15,487	14,772
Turkiye Is Bankasi AS Class C	338,994	111,173
Ziraat Gayrimenkul Yatirim Ortakligi AS REIT	129,969	70,908
		1,352,386
UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Commercial Bank PJSC	23,387	91,054
Abu Dhabi Islamic Bank PJSC	10,338	58,432
Agthia Group PJSC	28,483	29,313
Ajman Bank PJSC	562,914	203,838
Al Waha Capital PJSC	44,906	21,763
Alef Education Holding PLC	435,849	130,533
Amanat Holdings PJSC	719,335	252,646
Apex Investment Co. PSC (a)	104,992	103,480
Dana Gas PJSC	252,079	59,024
Deyaar Development PJSC	632,927	175,770
Dubai Taxi Co. PJSC	20,917	14,636
Emaar Properties PJSC	30,452	116,488
Emirates Central Cooling Systems Corp.	103,995	43,604
Emirates Telecommunications Group Co. PJSC	2,619	13,077
First Abu Dhabi Bank PJSC	10,481	49,767
Gulf Navigation Holding PJSC (a)	47,274	32,821
Parkin Co. PJSC	44,576	69,056
Phoenix Group PLC (a)	170,257	46,123
RAK Properties PJSC (a)	554,098	203,663
Space42 PLC (a)	445,832	190,573
Spinneys 1961 Holding PLC	65,664	26,996
Taaleem Holdings PJSC	267,342	303,525
Two Point Zero Group PJSC (a)	15,333	10,896
Union Properties PJSC (a)	197,399	45,092
		2,292,170
UNITED KINGDOM — 2.7%
3i Group PLC	28,394	1,246,183
Aberdeen Group PLC	135,122	373,669
AO World PLC (a)	28,500	43,394
Aston Martin Lagonda Global Holdings PLC (a) (b) (e)	20,787	17,768
AstraZeneca PLC	14,329	2,657,777
AstraZeneca PLC ADR	13,612	1,251,351
Avon Technologies PLC	2,387	58,241
BAE Systems PLC	81,905	1,888,250
Barclays PLC	186,041	1,190,991
British American Tobacco PLC	15,199	861,485
Security Description	Shares	Value
British Land Co. PLC REIT	10,854	$58,951
BT Group PLC	112,457	278,395
Burberry Group PLC (a)	4,557	77,782
Cerillion PLC	396	6,498
CK Hutchison Holdings Ltd.	121,920	829,404
Cohort PLC	5,676	69,245
Compass Group PLC	39,894	1,268,508
Craneware PLC	3,969	103,033
Diageo PLC	24,978	538,722
Eurasia Mining PLC (a)	1,122	61
Flutter Entertainment PLC (a) (b)	99	21,479
Hammerson PLC REIT (b)	4,427	19,650
HSBC Holdings PLC	233,018	3,678,933
Imperial Brands PLC	8,641	362,508
Indivior PLC (a)	1,647	59,094
InterContinental Hotels Group PLC	7,161	1,007,497
J Sainsbury PLC	22,605	98,816
Land Securities Group PLC REIT	8,810	73,706
Lloyds Banking Group PLC	795,934	1,051,729
M&G PLC	40,302	155,252
Marks & Spencer Group PLC	24,723	109,737
National Grid PLC	25,371	389,540
Next PLC	6,647	1,223,067
Ocado Group PLC (a) (b)	4,511	14,319
Pearson PLC	9,337	131,867
Quilter PLC (e)	33,972	83,620
Reckitt Benckiser Group PLC	7,346	593,042
RELX PLC (d)	16,222	658,946
RELX PLC (d)	47,859	1,949,294
Rolls-Royce Holdings PLC	108,867	1,683,962
Sage Group PLC	13,073	190,433
Serica Energy PLC	2,783	6,543
Severn Trent PLC	22,902	859,133
Smith & Nephew PLC	41,663	694,041
Smiths Group PLC	31,988	1,011,959
Soho House & Co., Inc. (a) (b)	4,759	42,641
SSE PLC	14,543	426,235
Standard Chartered PLC	44,810	1,098,150
TechnipFMC PLC	10,486	467,256
Telecom Plus PLC	5,495	100,370
Tesco PLC	85,711	509,332
THG PLC (a) (b)	26,193	16,115
Unilever PLC	28,614	1,870,288
Unilever PLC	1	65
United Utilities Group PLC	40,872	656,400
Vodafone Group PLC	303,951	404,250
Whitbread PLC	28,874	990,343
WPP PLC	31,642	143,640
		35,672,960
UNITED STATES — 64.4%
10X Genomics, Inc. Class A (a)	1,790	29,195
3M Co.	8,973	1,436,577
A10 Networks, Inc.	1,062	18,787
AAON, Inc. (b)	926	70,456

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Abbott Laboratories	29,007	$3,634,287
AbbVie, Inc.	23,984	5,480,104
Abercrombie & Fitch Co. Class A (a)	305	38,390
Accel Entertainment, Inc. (a)	15,279	174,333
Accenture PLC Class A	8,902	2,388,407
Acerinox SA	26,791	398,343
ACM Research, Inc. Class A (a)	3,144	124,031
ACV Auctions, Inc. Class A (a)	2,068	16,585
AdaptHealth Corp. (a)	475	4,731
Adaptive Biotechnologies Corp. (a)	3,233	52,504
Addus HomeCare Corp. (a)	100	10,739
Adient PLC (a)	1,305	25,017
ADMA Biologics, Inc. (a)	2,991	54,556
Adobe, Inc. (a)	7,223	2,527,978
Advanced Micro Devices, Inc. (a)	19,111	4,092,812
Aehr Test Systems (a) (b)	1,115	22,512
AeroVironment, Inc. (a)	327	79,098
AES Corp.	5,298	75,973
Aeva Technologies, Inc. (a) (b)	2,345	31,142
Affiliated Managers Group, Inc.	288	83,025
Affirm Holdings, Inc. (a)	3,564	265,269
Aflac, Inc.	26,119	2,880,142
Agilent Technologies, Inc.	14,585	1,984,581
Agilysys, Inc. (a)	1,485	176,477
AGNC Investment Corp. REIT (b)	8,375	89,780
Air Products & Chemicals, Inc.	2,840	701,537
Airbnb, Inc. Class A (a)	3,717	504,471
Akero Therapeutics, Inc. (a)	4,096	2,662
Albemarle Corp.	1,053	148,936
Alcoa Corp.	9,442	501,748
Alcon AG	4,879	389,704
Alexander & Baldwin, Inc. REIT	3,868	79,836
Align Technology, Inc. (a)	346	54,028
Alignment Healthcare, Inc. (a)	1,775	35,056
Alkami Technology, Inc. (a) (b)	1,730	39,911
Allegiant Travel Co. (a)	754	64,294
Allegion PLC	3,045	484,825
Allstate Corp.	9,250	1,925,387
Ally Financial, Inc.	4,599	208,289
Alnylam Pharmaceuticals, Inc. (a)	1,000	397,650
Alpha & Omega Semiconductor Ltd. (a)	447	8,855
Alpha Metallurgical Resources, Inc. (a)	253	50,570
Alphabet, Inc. Class A	69,511	21,756,943
Alphabet, Inc. Class C	69,096	21,682,325
Alphatec Holdings, Inc. (a)	1,832	38,545
Altria Group, Inc.	18,333	1,057,081
Amazon.com, Inc. (a)	117,571	27,137,738
AMC Entertainment Holdings, Inc. Class A (a)	61,594	96,087
Amcor PLC CDI	26,444	221,309
Ameresco, Inc. Class A (a) (b)	563	16,490
Security Description	Shares	Value
American Airlines Group, Inc. (a)	2,162	$33,143
American Battery Technology Co. (a) (b)	4,260	14,228
American Electric Power Co., Inc.	18,333	2,113,978
American Express Co.	14,178	5,245,151
American Healthcare REIT, Inc.	1,344	63,249
American Superconductor Corp. (a)	3,075	88,498
American Tower Corp. REIT	9,102	1,598,038
Amgen, Inc.	8,236	2,695,725
AMN Healthcare Services, Inc. (a)	1,800	28,368
Amphenol Corp. Class A	3,833	517,992
Amplitude, Inc. Class A (a)	4,414	51,114
Amprius Technologies, Inc. (a)	2,716	21,429
Amrize Ltd. (a)	6,649	365,664
Analog Devices, Inc.	8,750	2,373,000
AnaptysBio, Inc. (a)	275	13,332
Anavex Life Sciences Corp. (a) (b)	766	2,727
Annaly Capital Management, Inc. REIT	4,226	94,493
Antero Resources Corp. (a)	793	27,327
Aon PLC Class A	2,335	823,975
AP Moller - Maersk AS Class B	118	271,640
APA Corp.	4,752	116,234
Apartment Investment & Management Co. Class A, REIT	21,248	126,213
Apellis Pharmaceuticals, Inc. (a) (b)	413	10,375
Apogee Therapeutics, Inc. (a) (b)	100	7,548
Apollo Global Management, Inc.	1,284	185,872
Appfolio, Inc. Class A (a)	101	23,498
Appian Corp. Class A (a)	344	12,184
Apple, Inc.	190,189	51,704,782
Applied Digital Corp. (a) (b)	6,900	169,188
Applied Materials, Inc.	14,918	3,833,777
Applied Optoelectronics, Inc. (a) (b)	3,443	120,023
AppLovin Corp. Class A (a)	2,876	1,937,906
Aptiv PLC (a)	100	7,609
Arbor Realty Trust, Inc. REIT	8,989	69,755
Arbutus Biopharma Corp. (a) (b)	16,975	81,650
Archer Aviation, Inc. Class A (a)	10,689	80,381
Archer-Daniels-Midland Co.	16,941	973,938
Arcus Biosciences, Inc. (a)	5,219	124,369
Arcutis Biotherapeutics, Inc. (a)	2,900	84,216
Ardelyx, Inc. (a)	4,056	23,646
Argan, Inc.	271	84,910
Arista Networks, Inc. (a)	10,780	1,412,503
Arlo Technologies, Inc. (a)	1,725	24,133
Armada Hoffler Properties, Inc. REIT (b)	1,016	6,726
ARMOUR Residential REIT, Inc. (b)	1,445	25,562

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Array Technologies, Inc. (a) (b)	3,872	$35,700
Arrowhead Pharmaceuticals, Inc. (a)	5,495	364,813
ARS Pharmaceuticals, Inc. (a) (b)	1,775	20,679
Arthur J Gallagher & Co.	1,582	409,406
Arvinas, Inc. (a)	3,156	37,430
Asana, Inc. Class A (a) (b)	3,741	51,289
ASP Isotopes, Inc. (a)	3,540	18,939
Aspen Aerogels, Inc. (a)	15,967	45,187
AST SpaceMobile, Inc. (a) (b)	3,155	229,148
Astera Labs, Inc. (a)	1,426	237,229
Astrana Health, Inc. (a)	262	6,500
Astronics Corp. (a)	4,383	237,734
AT&T, Inc.	105,840	2,629,066
ATI, Inc. (a)	654	75,053
Atkore, Inc.	388	24,541
Atlassian Corp. Class A (a)	1,336	216,619
Atmus Filtration Technologies, Inc.	3,113	161,596
Aurora Innovation, Inc. (a) (b)	16,995	65,261
Autodesk, Inc. (a)	346	102,419
Automatic Data Processing, Inc.	8,699	2,237,644
Avanos Medical, Inc. (a)	1,135	12,746
Aveanna Healthcare Holdings, Inc. (a)	3,825	31,250
AvePoint, Inc. (a)	9,342	129,760
Avidity Biosciences, Inc. (a)	2,147	154,863
Avis Budget Group, Inc. (a) (b)	100	12,832
Axcelis Technologies, Inc. (a)	413	33,180
Axon Enterprise, Inc. (a)	1,089	618,476
Axos Financial, Inc. (a)	405	34,895
Axsome Therapeutics, Inc. (a)	362	66,116
Baker Hughes Co.	7,347	334,582
Bancorp, Inc. (a)	6,286	424,431
Bank of America Corp.	124,223	6,832,265
Bank of New York Mellon Corp.	27,768	3,223,587
Barrett Business Services, Inc.	275	9,958
Bath & Body Works, Inc.	2,699	54,196
Baxter International, Inc.	17,730	338,820
Beam Therapeutics, Inc. (a) (b)	1,112	30,825
Beazer Homes USA, Inc. (a)	2,864	58,053
Becton Dickinson & Co.	8,059	1,564,010
BellRing Brands, Inc. (a)	407	10,879
BeOne Medicines Ltd. Class H (a)	4,131	95,161
Berkshire Hathaway, Inc. Class B (a)	17,338	8,714,946
Better Home & Finance Holding Co. (a) (b)	205	6,679
BigBear.ai Holdings, Inc. (a) (b)	9,418	50,857
Bill Holdings, Inc. (a)	1,017	55,467
BioCryst Pharmaceuticals, Inc. (a)	9,016	70,325
Biogen, Inc. (a)	4,822	848,624
Biohaven Ltd. (a)	1,187	13,401
BioLife Solutions, Inc. (a)	2,738	66,205
Security Description	Shares	Value
Bit Digital, Inc. (a) (b)	30,103	$56,895
Bitdeer Technologies Group Class A (a) (b)	3,193	35,794
BJ's Restaurants, Inc. (a)	1,445	56,933
Blackrock, Inc.	1,000	1,070,340
BlackSky Technology, Inc. (a) (b)	2,018	37,837
Blackstone, Inc.	3,849	593,285
Blend Labs, Inc. Class A (a)	12,504	38,012
Block, Inc. (a)	4,241	276,047
Block, Inc. CDI (a)	1,464	95,508
Bloom Energy Corp. Class A (a)	4,040	351,036
Blue Bird Corp. (a)	1,634	76,798
BlueLinx Holdings, Inc. (a)	288	17,692
Boeing Co. (a)	8,675	1,883,516
Booking Holdings, Inc.	597	3,197,132
Boot Barn Holdings, Inc. (a)	408	72,000
Boston Beer Co., Inc. Class A (a)	101	19,708
Boston Scientific Corp. (a)	18,365	1,751,103
BP PLC	200,137	1,165,072
Braze, Inc. Class A (a)	977	33,501
Bridgebio Pharma, Inc. (a)	5,448	416,718
Brighthouse Financial, Inc. (a)	2,349	152,192
BrightSpire Capital, Inc. REIT (b)	58,256	326,234
Bristol-Myers Squibb Co.	27,782	1,498,561
Broadcom, Inc.	57,940	20,053,034
Builders FirstSource, Inc. (a)	924	95,070
Bumble, Inc. Class A (a) (b)	2,730	9,746
Burlington Stores, Inc. (a)	100	28,885
Business First Bancshares, Inc.	275	7,189
C3.ai, Inc. Class A (a) (b)	6,331	85,342
Cable One, Inc.	300	33,855
Cadence Design Systems, Inc. (a)	2,670	834,589
Cadre Holdings, Inc.	415	16,949
Caesars Entertainment, Inc. (a)	2,179	50,967
Calix, Inc. (a)	388	20,537
Calumet, Inc. (a) (b)	2,505	49,774
Cantaloupe, Inc. (a) (b)	6,640	70,517
Capital City Bank Group, Inc.	1,414	60,194
Capital One Financial Corp.	15,924	3,859,341
CareDx, Inc. (a)	1,125	21,195
Carnival Corp. (a)	9,102	277,975
Carnival PLC (a)	2,160	65,892
Carpenter Technology Corp.	100	31,484
Carrier Global Corp.	9,102	480,950
Cars.com, Inc. (a)	2,835	34,587
Carvana Co. (a)	1,477	623,324
Castle Biosciences, Inc. (a)	1,311	50,998
Catalyst Pharmaceuticals, Inc. (a)	5,123	119,571
Caterpillar, Inc.	8,214	4,705,554
Cava Group, Inc. (a) (b)	375	22,009
Cboe Global Markets, Inc.	1,308	328,308
CECO Environmental Corp. (a)	405	24,239
Celldex Therapeutics, Inc. (a)	2,756	74,853
Celsius Holdings, Inc. (a)	2,482	113,527

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Centene Corp. (a)	1,088	$44,771
Central Pacific Financial Corp.	375	11,685
Centrus Energy Corp. Class A (a) (b)	724	175,758
Century Aluminum Co. (a)	5,089	199,387
Century Communities, Inc.	1,122	66,591
Certara, Inc. (a)	7,689	67,740
CEVA, Inc. (a)	326	7,016
CF Industries Holdings, Inc.	2,768	214,077
CH Robinson Worldwide, Inc.	8,797	1,414,206
Champion Homes, Inc. (a)	2,139	180,745
Charles Schwab Corp.	24,921	2,489,857
Charter Communications, Inc. Class A (a)	2,444	510,185
Chefs' Warehouse, Inc. (a)	441	27,488
Chemours Co.	2,343	27,624
Chevron Corp.	33,530	5,110,307
Chipotle Mexican Grill, Inc. (a)	20,088	743,256
Chord Energy Corp.	1,764	163,523
Chubb Ltd.	10,182	3,178,006
Church & Dwight Co., Inc.	7,607	637,847
Cigna Group	2,708	745,323
Cintas Corp.	2,210	415,635
Cipher Mining, Inc. (a) (b)	11,401	168,279
Cirrus Aircraft Ltd.	3,100	22,184
Cisco Systems, Inc.	67,320	5,185,660
Citigroup, Inc.	39,888	4,654,531
Citizens Financial Group, Inc.	5,291	309,047
Claritev Corp. (a) (b)	205	8,764
Cleanspark, Inc. (a) (b)	7,956	80,515
Clear Channel Outdoor Holdings, Inc. (a) (b)	59,913	132,408
Clear Secure, Inc. Class A	692	24,275
Clearwater Analytics Holdings, Inc. Class A (a)	936	22,576
Cleveland-Cliffs, Inc. (a)	4,040	53,651
Clorox Co.	8,306	837,494
Cloudflare, Inc. Class A (a)	3,785	746,213
Clover Health Investments Corp. (a) (b)	14,450	33,957
CME Group, Inc.	4,565	1,246,610
CNH Industrial NV	12,356	115,367
Coastal Financial Corp. (a)	1,438	164,780
Coca-Cola Co.	52,622	3,678,804
Coeur Mining, Inc. (a)	31,335	558,703
Cogent Biosciences, Inc. (a)	650	23,088
Cogent Communications Holdings, Inc. (b)	2,415	52,067
Cognizant Technology Solutions Corp. Class A	18,416	1,528,528
Coherent Corp. (a)	810	149,502
Coinbase Global, Inc. Class A (a)	2,330	526,906
Colgate-Palmolive Co.	15,313	1,210,033
Collegium Pharmaceutical, Inc. (a)	2,430	112,509
Comcast Corp. Class A	46,892	1,401,602
Comfort Systems USA, Inc.	100	93,329
Security Description	Shares	Value
CommScope Holding Co., Inc. (a)	7,275	$131,896
Compass Diversified Holdings (b)	10,700	51,360
Compass, Inc. Class A (a)	22,953	242,613
Conagra Brands, Inc.	18,333	317,344
Confluent, Inc. Class A (a)	1,536	46,449
ConocoPhillips	25,326	2,370,767
Constellation Energy Corp.	5,364	1,894,940
Corcept Therapeutics, Inc. (a)	100	3,480
Core Natural Resources, Inc.	101	8,940
Core Scientific, Inc. (a)	5,223	76,047
CoreWeave, Inc. Class A (a)	1,620	116,008
CorMedix, Inc. (a) (b)	1,340	15,584
Corning, Inc.	27,064	2,369,724
Corsair Gaming, Inc. (a)	1,352	8,031
Corteva, Inc.	14,586	977,700
CoStar Group, Inc. (a)	5,397	362,894
Costco Wholesale Corp.	6,967	6,007,923
Coty, Inc. Class A (a) (b)	1,411	4,346
Coursera, Inc. (a)	3,450	25,392
Covenant Logistics Group, Inc. (b)	576	12,695
Cracker Barrel Old Country Store, Inc.	500	12,700
Credo Technology Group Holding Ltd. (a)	1,510	217,274
Crescent Energy Co. Class A	1,241	10,412
CRH PLC	14,834	1,856,377
Cricut, Inc. Class A (b)	1,466	7,257
Crocs, Inc. (a)	726	62,088
Crowdstrike Holdings, Inc. Class A (a)	2,854	1,337,841
CSX Corp.	60,731	2,201,499
Cullinan Therapeutics, Inc. (a)	285	2,950
Cummins, Inc.	5,027	2,566,032
Customers Bancorp, Inc. (a)	305	22,302
CVS Health Corp.	24,190	1,919,718
Cytokinetics, Inc. (a)	434	27,576
Daily Journal Corp. (a) (b)	100	48,732
Dana, Inc.	408	9,694
Danaher Corp.	13,826	3,165,048
Datadog, Inc. Class A (a)	2,381	323,792
Dave & Buster's Entertainment, Inc. (a)	4,087	66,250
Dave, Inc. (a)	100	22,141
Day One Biopharmaceuticals, Inc. (a)	1,914	17,838
Deckers Outdoor Corp. (a)	100	10,367
Deere & Co.	5,077	2,363,699
Delek U.S. Holdings, Inc.	427	12,665
Dell Technologies, Inc. Class C	1,983	249,620
Devon Energy Corp.	4,081	149,487
Dexcom, Inc. (a)	2,480	164,598
DiamondRock Hospitality Co. REIT	5,608	50,248
Digi International, Inc. (a)	593	25,671

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	408	$63,122
DigitalOcean Holdings, Inc. (a)	1,072	51,585
Diversified Healthcare Trust REIT	8,755	42,462
DNOW, Inc. (a)	8,660	114,745
Docusign, Inc. (a)	1,465	100,206
Dollar General Corp.	327	43,416
Dollar Tree, Inc. (a)	6,841	841,511
DoorDash, Inc. Class A (a)	2,785	630,747
Dow, Inc.	14,840	346,959
Doximity, Inc. Class A (a)	1,716	75,984
DR Horton, Inc.	100	14,403
DraftKings, Inc. Class A (a)	5,814	200,350
Dream Finders Homes, Inc. Class A (a) (b)	1,024	17,510
Ducommun, Inc. (a)	616	58,600
Duke Energy Corp.	10,020	1,174,444
Duolingo, Inc. (a)	375	65,812
DuPont de Nemours, Inc.	10,702	430,220
Dutch Bros, Inc. Class A (a)	341	20,876
DXC Technology Co. (a)	3,044	44,595
DXP Enterprises, Inc. (a)	375	41,171
Dynatrace, Inc. (a)	1,070	46,374
Dynavax Technologies Corp. (a)	11,070	170,257
Dyne Therapeutics, Inc. (a)	5,645	110,416
Dynex Capital, Inc. REIT (b)	29,821	417,792
Eagle Bancorp, Inc.	1,025	21,955
Easterly Government Properties, Inc. REIT	20,714	438,930
Eaton Corp. PLC	7,330	2,334,678
eBay, Inc.	15,290	1,331,759
EchoStar Corp. Class A (a)	1,260	136,962
Ecolab, Inc.	6,274	1,647,050
Edison International	15,885	953,418
Eightco Holdings, Inc. (a) (b)	3,045	5,268
Elanco Animal Health, Inc. (a)	3,839	86,877
Elastic NV (a)	406	30,629
Electronic Arts, Inc.	346	70,698
Elevance Health, Inc.	4,769	1,671,773
elf Beauty, Inc. (a) (b)	540	41,062
Eli Lilly & Co.	10,256	11,021,918
Ellington Financial, Inc. REIT	6,658	90,416
Embecta Corp.	1,665	19,780
Emerson Electric Co.	18,333	2,433,156
Energy Fuels, Inc. (a) (b)	9,337	135,415
EnerSys	1,064	156,142
Enliven Therapeutics, Inc. (a) (b)	430	6,622
Enova International, Inc. (a)	288	45,274
Enovix Corp. (a) (b)	6,490	47,442
Enphase Energy, Inc. (a)	1,374	44,037
Enviri Corp. (a)	2,356	42,220
EOG Resources, Inc.	13,268	1,393,273
Eos Energy Enterprises, Inc. (a) (b)	8,575	98,269
EPAM Systems, Inc. (a)	607	124,362
EQT Corp.	1,139	61,050
Security Description	Shares	Value
Equinix, Inc. REIT	593	$454,333
Equity Bancshares, Inc. Class A	2,425	108,276
Equity Residential REIT	9,102	573,790
Essential Properties Realty Trust, Inc. REIT	4,556	135,131
Estee Lauder Cos., Inc. Class A	7,718	808,229
Etsy, Inc. (a)	698	38,697
Eve Holding, Inc. (a)	5,875	23,441
EverQuote, Inc. Class A (a)	750	20,250
Evolent Health, Inc. Class A (a)	32,988	131,952
Evolv Technologies Holdings, Inc. (a)	14,312	102,474
Exact Sciences Corp. (a)	1,667	169,301
Exelon Corp.	12,707	553,898
eXp World Holdings, Inc. (b)	4,741	42,906
Expedia Group, Inc.	682	193,217
Experian PLC	27,392	1,239,050
Expro Group Holdings NV (a)	1,074	14,338
Extreme Networks, Inc. (a)	3,192	53,147
Exxon Mobil Corp.	63,933	7,693,697
Fair Isaac Corp. (a)	100	169,062
Farmers National Banc Corp.	1,125	14,985
Fastenal Co.	36,886	1,480,235
Fastly, Inc. Class A (a)	3,542	36,058
FB Financial Corp.	1,474	82,249
FedEx Corp.	6,920	1,998,911
Ferguson Enterprises, Inc.	7,343	1,634,772
Fidelity National Information Services, Inc.	1,384	91,981
Figs, Inc. Class A (a)	1,291	14,666
First Busey Corp.	1,173	27,906
First Community Bankshares, Inc.	375	12,649
First Financial Corp.	100	6,042
First Solar, Inc. (a)	939	245,295
FirstEnergy Corp.	18,333	820,768
Fiserv, Inc. (a)	2,505	168,261
Five Star Bancorp	1,513	54,135
Five9, Inc. (a)	713	14,296
Fiverr International Ltd. (a) (b)	753	14,879
Flagstar Bank NA	2,325	29,272
Fluence Energy, Inc. (a) (b)	2,702	53,446
Flywire Corp. (a)	2,781	39,379
Ford Motor Co.	71,804	942,068
Fortinet, Inc. (a)	4,031	320,102
Fortive Corp.	8,985	496,062
Fox Corp. Class A	13,059	954,221
Franklin BSP Realty Trust, Inc. REIT	1,122	11,254
Franklin Resources, Inc.	26,072	622,860
Freeport-McMoRan, Inc.	10,690	542,945
Freshpet, Inc. (a)	554	33,755
Freshworks, Inc. Class A (a)	2,072	25,382
Frontier Group Holdings, Inc. (a) (b)	3,092	14,563
FTAI Aviation Ltd.	1,139	224,212
FTAI Infrastructure, Inc. (b)	3,837	17,689

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
fuboTV, Inc. Class A (a) (b)	22,559	$56,849
Fulgent Genetics, Inc. (a)	2,021	53,092
Galaxy Digital, Inc. Class A (a) (b)	1,735	38,795
GameStop Corp. Class A (a)	4,619	92,750
GCI Liberty, Inc. (a) (c)	1,328	—
GCI Liberty, Inc. Class C (a)	382	14,214
GE HealthCare Technologies, Inc.	3,057	250,735
GE Vernova, Inc.	3,000	1,960,710
Genco Shipping & Trading Ltd.	1,452	26,760
GeneDx Holdings Corp. (a)	925	120,305
Generac Holdings, Inc. (a)	409	55,775
General Dynamics Corp.	8,699	2,928,605
General Electric Co.	10,023	3,087,385
General Mills, Inc.	9,102	423,243
General Motors Co.	14,228	1,157,021
Gentherm, Inc. (a)	308	11,202
GEO Group, Inc. (a)	913	14,718
Geron Corp. (a) (b)	28,071	37,054
Gibraltar Industries, Inc. (a)	716	35,399
GigaCloud Technology, Inc. Class A (a)	100	3,928
Gilead Sciences, Inc.	20,620	2,530,899
Ginkgo Bioworks Holdings, Inc. (a) (b)	8,543	70,992
Gitlab, Inc. Class A (a)	1,145	42,972
Gladstone Commercial Corp. REIT	33,273	355,023
Glaukos Corp. (a)	101	11,404
Global Payments, Inc.	447	34,598
Globalstar, Inc. (a) (b)	4,831	294,884
Gogo, Inc. (a)	1,352	6,300
Gold.com, Inc. (b)	593	20,192
Goldman Sachs Group, Inc.	6,078	5,342,562
GoodRx Holdings, Inc. Class A (a) (b)	18,974	51,420
GRAIL, Inc. (a)	402	34,407
Green Brick Partners, Inc. (a)	2,170	135,972
Grid Dynamics Holdings, Inc. (a)	3,833	34,612
Groupon, Inc. (a) (b)	100	1,761
GSK PLC	45,957	1,127,805
Guardant Health, Inc. (a)	730	74,562
GXO Logistics, Inc. (a)	593	31,216
HA Sustainable Infrastructure Capital, Inc.	2,722	85,552
Hackett Group, Inc.	1,500	29,445
Haemonetics Corp. (a)	101	8,095
Haleon PLC	109,124	550,121
Hallador Energy Co. (a)	305	5,807
Halliburton Co.	11,159	315,353
Harley-Davidson, Inc. (b)	288	5,901
Hawaiian Electric Industries, Inc. (a) (b)	3,350	41,205
Hayward Holdings, Inc. (a)	1,332	20,579
HCA Healthcare, Inc.	776	362,283
Healthpeak Properties, Inc. REIT	24,959	401,341
Security Description	Shares	Value
HealthStream, Inc.	7,593	$175,171
HeartFlow, Inc. (a)	1,100	32,065
Hecla Mining Co.	4,266	81,865
Herc Holdings, Inc.	243	36,056
Hershey Co.	7,550	1,373,949
Hertz Global Holdings, Inc. (a) (b)	3,815	19,609
Hewlett Packard Enterprise Co.	36,790	883,696
Hims & Hers Health, Inc. (a) (b)	4,986	161,895
Holcim AG	6,649	652,605
Home Depot, Inc.	15,640	5,381,724
Honeywell International, Inc.	10,661	2,079,854
Host Hotels & Resorts, Inc. REIT	2,028	35,956
Hovnanian Enterprises, Inc. Class A (a)	1,432	139,677
Howmet Aerospace, Inc.	1,544	316,551
HP, Inc.	33,980	757,074
HubSpot, Inc. (a)	346	138,850
Hudson Pacific Properties, Inc. REIT (a)	992	10,743
Humana, Inc.	475	121,662
Huron Consulting Group, Inc. (a)	101	17,464
I3 Verticals, Inc. Class A (a) (b)	1,139	28,691
Ibotta, Inc. Class A (a) (b)	427	9,706
Ichor Holdings Ltd. (a)	342	6,303
Ideaya Biosciences, Inc. (a)	2,434	84,143
IDEXX Laboratories, Inc. (a)	100	67,653
IDT Corp. Class B	388	19,869
Illinois Tool Works, Inc.	5,649	1,391,349
Illumina, Inc. (a)	1,022	134,046
ImmunityBio, Inc. (a) (b)	8,702	17,230
Immunome, Inc. (a)	2,230	47,900
Immunovant, Inc. (a)	2,434	61,872
Independent Bank Corp.	750	24,397
Ingersoll Rand, Inc.	14,097	1,116,764
Ingevity Corp. (a)	100	5,918
Inmode Ltd. (a)	5,253	77,167
Innodata, Inc. (a) (b)	1,539	78,412
Innovative Industrial Properties, Inc. REIT	1,984	93,962
Innovex International, Inc. (a)	2,150	47,020
Insmed, Inc. (a)	642	111,734
Inspire Medical Systems, Inc. (a)	784	72,308
Installed Building Products, Inc.	43	11,154
Insteel Industries, Inc.	1,332	42,184
Insulet Corp. (a)	101	28,708
Intapp, Inc. (a)	2,076	95,122
Intel Corp. (a)	63,410	2,339,829
Intellia Therapeutics, Inc. (a) (b)	2,828	25,424
Intercontinental Exchange, Inc.	7,333	1,187,653
International Business Machines Corp.	14,860	4,401,681
International Flavors & Fragrances, Inc.	2,735	184,312
International Seaways, Inc.	732	35,539
Intuit, Inc.	5,274	3,493,603
Intuitive Machines, Inc. (a) (b)	4,534	73,587

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Intuitive Surgical, Inc. (a)	3,801	$2,152,734
IonQ, Inc. (a) (b)	3,425	153,680
Iovance Biotherapeutics, Inc. (a) (b)	10,952	29,899
iRhythm Technologies, Inc. (a)	101	17,921
Iridium Communications, Inc.	1,600	27,808
Itron, Inc. (a)	616	57,202
Ivanhoe Electric, Inc. (a)	2,413	38,560
J.M. Smucker Co.	7,212	705,406
Jamf Holding Corp. (a)	101	1,314
Janus International Group, Inc. (a)	5,836	38,167
Janux Therapeutics, Inc. (a)	650	8,970
JetBlue Airways Corp. (a)	4,878	22,195
JFrog Ltd. (a)	1,018	63,584
Joby Aviation, Inc. (a) (b)	3,735	49,302
Johnson & Johnson	28,456	5,888,969
Johnson Controls International PLC	20,988	2,513,313
JPMorgan Chase & Co.	40,446	13,032,510
Karman Holdings, Inc. (a) (b)	427	31,244
Kenvue, Inc.	16,938	292,180
Keysight Technologies, Inc. (a)	9,100	1,849,029
Kforce, Inc.	2,600	80,392
Kimberly-Clark Corp.	9,102	918,301
Kimco Realty Corp. REIT	1,437	29,128
Kinder Morgan, Inc.	13,539	372,187
Kiniksa Pharmaceuticals International PLC (a)	793	32,711
Kirby Corp. (a)	1,064	117,232
KKR & Co., Inc.	7,933	1,011,299
KKR Real Estate Finance Trust, Inc. REIT	4,454	36,612
KLA Corp.	743	902,804
Kohl's Corp.	7,326	149,524
Koppers Holdings, Inc.	1,720	46,578
Kraft Heinz Co.	1,052	25,511
Kratos Defense & Security Solutions, Inc. (a)	1,296	98,379
Krispy Kreme, Inc. (b)	3,095	12,442
Krystal Biotech, Inc. (a)	2	493
Kura Oncology, Inc. (a)	3,207	33,321
Kura Sushi USA, Inc. Class A (a) (b)	100	5,233
Kymera Therapeutics, Inc. (a)	1,368	106,444
Kyndryl Holdings, Inc. (a)	3,027	80,397
Lam Research Corp.	9,678	1,656,680
Lamb Weston Holdings, Inc.	6,188	259,215
Landbridge Co. LLC Class A (b)	772	37,820
Lantheus Holdings, Inc. (a)	3,744	249,163
Las Vegas Sands Corp.	9,102	592,449
Lattice Semiconductor Corp. (a)	101	7,432
Legacy Housing Corp. (a) (b)	2,423	47,297
Legalzoom.com, Inc. (a)	4,084	40,554
Leidos Holdings, Inc.	2,348	423,579
Lemonade, Inc. (a) (b)	783	55,734
LendingClub Corp. (a)	4,100	77,654
Security Description	Shares	Value
LendingTree, Inc. (a) (b)	2,325	$123,434
LENZ Therapeutics, Inc. (a) (b)	375	6,000
LGI Homes, Inc. (a)	43	1,847
Liberty Broadband Corp. Class C (a)	1,354	65,804
Life360, Inc. (a) (b)	1,496	95,953
Limbach Holdings, Inc. (a) (b)	375	29,194
Lindblad Expeditions Holdings, Inc. (a)	6,988	100,767
Linde PLC (d)	6,502	2,772,388
Linde PLC (d)	774	329,067
Liquidity Services, Inc. (a)	275	8,335
Live Oak Bancshares, Inc.	2,015	69,215
LiveRamp Holdings, Inc. (a)	1,740	51,104
Loar Holdings, Inc. (a)	327	22,236
Lockheed Martin Corp.	5,223	2,526,208
Lowe's Cos., Inc.	12,859	3,101,076
Lucid Group, Inc. (a) (b)	3,063	32,376
Lululemon Athletica, Inc. (a)	704	146,298
Lumen Technologies, Inc. (a)	12,839	99,759
Lumentum Holdings, Inc. (a)	100	36,859
Lyft, Inc. Class A (a)	4,727	91,562
LyondellBasell Industries NV Class A	9,001	389,743
M&T Bank Corp.	7,018	1,413,987
M/I Homes, Inc. (a)	795	101,720
Macy's, Inc.	3,843	84,738
Madrigal Pharmaceuticals, Inc. (a)	362	210,807
Magnite, Inc. (a)	5,961	96,747
Maplebear, Inc. (a)	227	10,210
MARA Holdings, Inc. (a) (b)	5,540	49,749
Marathon Petroleum Corp.	10,337	1,681,106
Marqeta, Inc. Class A (a)	3,782	17,964
Marsh & McLennan Cos., Inc.	8,726	1,618,848
Marvell Technology, Inc.	8,564	727,769
Mastercard, Inc. Class A	9,336	5,329,736
Matador Resources Co.	2,836	120,360
Match Group, Inc.	1,038	33,517
Matson, Inc.	964	119,102
Mattel, Inc. (a)	615	12,202
MaxLinear, Inc. (a)	447	7,791
McCormick & Co., Inc.	15,933	1,085,197
McDonald's Corp.	8,699	2,658,675
McKesson Corp.	2,943	2,414,113
MediaAlpha, Inc. Class A (a) (b)	641	8,301
Medtronic PLC	28,044	2,693,907
Merchants Bancorp	2,390	81,403
Merck & Co., Inc.	36,603	3,852,832
Meta Platforms, Inc. Class A	28,544	18,841,609
MetLife, Inc.	27,191	2,146,458
Metrocity Bankshares, Inc.	100	2,654
Metropolitan Bank Holding Corp.	1,400	106,904
MGP Ingredients, Inc.	292	7,096
Microchip Technology, Inc.	1,735	110,554
Micron Technology, Inc.	12,346	3,523,672

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Microsoft Corp.	92,243	$44,610,560
Microvast Holdings, Inc. (a) (b)	8,100	22,680
Middlesex Water Co.	1,741	87,781
MiMedx Group, Inc. (a)	1,730	11,712
Mind Medicine MindMed, Inc. (a)	7,000	93,730
Moderna, Inc. (a)	4,121	121,528
Modine Manufacturing Co. (a)	3,358	448,327
Molina Healthcare, Inc. (a)	100	17,354
Monarch Casino & Resort, Inc.	1,099	105,174
Monday.com Ltd. (a)	364	53,712
Mondelez International, Inc. Class A	9,102	489,961
MongoDB, Inc. (a)	799	335,332
Monolithic Power Systems, Inc.	390	353,480
Montrose Environmental Group, Inc. (a) (b)	1,142	28,356
Moody's Corp.	385	196,677
Morgan Stanley	25,398	4,508,907
Mosaic Co.	8,375	201,754
MP Materials Corp. (a) (b)	1,182	59,715
Myriad Genetics, Inc. (a)	2,465	15,160
N-able, Inc. (a)	793	5,932
Nabors Industries Ltd. (a) (b)	1,500	81,450
NANO Nuclear Energy, Inc. (a) (b)	668	16,039
Napco Security Technologies, Inc.	1,039	43,326
Natera, Inc. (a)	453	103,778
National Beverage Corp. (a)	447	14,255
National Presto Industries, Inc.	275	29,359
National Vision Holdings, Inc. (a)	676	17,454
Natural Grocers by Vitamin Cottage, Inc. (b)	1,008	25,250
Navitas Semiconductor Corp. (a) (b)	2,616	18,678
NB Bancorp, Inc.	3,825	75,811
nCino, Inc. (a) (b)	362	9,282
Neogen Corp. (a)	1,451	10,142
NeoGenomics, Inc. (a)	3,438	40,431
Nestle SA	34,187	3,397,771
NetApp, Inc.	9,102	974,733
Netflix, Inc. (a)	51,049	4,786,354
New Fortress Energy, Inc. (a) (b)	14,496	16,525
Newmont Corp.	9,102	908,835
Newmont Corp. CDI	5,854	586,342
News Corp. Class A	4,802	125,428
NexPoint Residential Trust, Inc. REIT	17,027	512,513
NextDecade Corp. (a) (b)	3,049	16,068
Nextdoor Holdings, Inc. (a)	15,209	31,939
NextEra Energy, Inc.	36,728	2,948,524
NextNav, Inc. (a) (b)	3,247	54,030
Nextpower, Inc. Class A (a)	1,360	118,470
NIKE, Inc. Class B	23,484	1,496,166
NioCorp Developments Ltd. (a)	2,335	12,376
NMI Holdings, Inc. (a)	354	14,440
Noble Corp. PLC (b)	92	2,598
Security Description	Shares	Value
Norfolk Southern Corp.	7,198	$2,078,207
Northeast Bank	475	49,367
Northrop Grumman Corp.	3,743	2,134,296
Norwegian Cruise Line Holdings Ltd. (a)	1,805	40,288
NOV, Inc.	4,081	63,786
Novartis AG	23,939	3,311,725
Novavax, Inc. (a) (b)	3,754	25,227
Novocure Ltd. (a)	1,469	18,994
NPK International, Inc. (a)	14,478	172,578
NRG Energy, Inc.	1,434	228,350
Nucor Corp.	1,139	185,782
Nurix Therapeutics, Inc. (a)	2,955	56,056
NuScale Power Corp. (a) (b)	2,525	35,779
Nutanix, Inc. Class A (a)	371	19,177
Nutex Health, Inc. (a)	100	16,462
Nuvalent, Inc. Class A (a)	413	41,544
Nuvation Bio, Inc. (a) (b)	14,825	132,832
nVent Electric PLC	685	69,849
NVIDIA Corp.	311,804	58,151,446
Occidental Petroleum Corp.	10,847	446,029
Oceaneering International, Inc. (a)	6,841	164,389
Oklo, Inc. (a) (b)	1,446	103,765
Okta, Inc. (a)	1,370	118,464
Olaplex Holdings, Inc. (a) (b)	3,725	4,992
Old Dominion Freight Line, Inc.	2,450	384,160
ON Semiconductor Corp. (a)	2,177	117,885
Ondas Holdings, Inc. (a) (b)	3,450	33,672
OneSpan, Inc.	3,235	41,537
Opendoor Technologies, Inc. (a) (b)	24,311	141,733
OPKO Health, Inc. (a)	8,400	10,584
Optimum Communications, Inc. Class A (a) (b)	29,240	48,246
Oracle Corp.	24,016	4,680,959
O'Reilly Automotive, Inc. (a)	27,174	2,478,541
Organon & Co.	3,213	23,037
ORIC Pharmaceuticals, Inc. (a) (b)	227	1,857
Ormat Technologies, Inc.	1,740	192,218
Orrstown Financial Services, Inc.	2,050	72,611
Oscar Health, Inc. Class A (a)	2,299	33,037
Otis Worldwide Corp.	4,556	397,967
Ouster, Inc. (a)	881	19,065
Ovintiv, Inc.	101	3,958
Pagaya Technologies Ltd. Class A (a) (b)	3,450	72,105
PagerDuty, Inc. (a)	1,477	19,363
Palantir Technologies, Inc. Class A (a)	28,053	4,986,421
Palo Alto Networks, Inc. (a)	6,348	1,169,302
Palomar Holdings, Inc. (a)	1,644	221,545
Par Pacific Holdings, Inc. (a)	445	15,637
PAR Technology Corp. (a) (b)	714	25,904
Paragon 28, Inc. (a)	646	58

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Paramount Skydance Corp. Class B	6,940	$92,996
Parker-Hannifin Corp.	2,757	2,423,293
Pathward Financial, Inc.	1,287	91,377
Patterson-UTI Energy, Inc.	8,309	50,768
Paymentus Holdings, Inc. Class A (a) (b)	3,758	118,715
Payoneer Global, Inc. (a)	4,880	27,426
PayPal Holdings, Inc.	19,460	1,136,075
PBF Energy, Inc. Class A	3,515	95,327
PDF Solutions, Inc. (a)	413	11,783
Peabody Energy Corp.	2,513	74,636
Peapack-Gladstone Financial Corp.	1,640	45,674
Pediatrix Medical Group, Inc. (a)	650	13,904
Peloton Interactive, Inc. Class A (a)	18,231	112,303
Penn Entertainment, Inc. (a)	1,113	16,417
Pennant Group, Inc. (a)	2,523	71,022
PennyMac Financial Services, Inc.	354	46,671
Pentair PLC	685	71,336
Penumbra, Inc. (a)	388	120,633
PepsiCo, Inc.	18,283	2,623,976
Perpetua Resources Corp. (a) (b)	3,550	85,945
Petco Health & Wellness Co., Inc. (a) (b)	7,275	20,443
Pfizer, Inc.	78,792	1,961,921
PG&E Corp.	1,831	29,424
Philip Morris International, Inc.	18,333	2,940,613
Phillips 66 Co.	4,529	584,422
Photronics, Inc. (a)	2,040	65,280
Phreesia, Inc. (a)	5,939	100,488
Pinterest, Inc. Class A (a)	5,519	142,887
Planet Labs PBC (a)	15,834	312,246
Plug Power, Inc. (a) (b)	23,499	46,293
PNC Financial Services Group, Inc.	9,102	1,899,860
Porch Group, Inc. (a) (b)	1,635	14,928
PotlatchDeltic Corp. REIT	1,664	66,194
Powell Industries, Inc.	616	196,368
Power Solutions International, Inc. (a) (b)	100	5,714
PPG Industries, Inc.	2,916	298,773
PPL Corp.	27,483	962,455
Praxis Precision Medicines, Inc. (a)	475	140,001
Preformed Line Products Co. (b)	308	63,667
Prime Medicine, Inc. (a)	2,435	8,449
Privia Health Group, Inc. (a)	346	8,204
PROCEPT BioRobotics Corp. (a) (b)	615	19,348
Procter & Gamble Co.	32,155	4,608,133
PROG Holdings, Inc.	924	27,249
Progressive Corp.	7,520	1,712,454
Prologis, Inc. REIT	22,249	2,840,307
Security Description	Shares	Value
ProPetro Holding Corp. (a)	3,450	$32,809
Protagonist Therapeutics, Inc. (a)	1,039	90,746
Prudential Financial, Inc.	13,786	1,556,164
PTC Therapeutics, Inc. (a)	2,326	176,683
Public Service Enterprise Group, Inc.	18,333	1,472,140
Public Storage REIT	7,387	1,916,926
Pulse Biosciences, Inc. (a)	475	6,522
PulteGroup, Inc.	2,616	306,752
PureCycle Technologies, Inc. (a) (b)	5,584	47,967
Pursuit Attractions & Hospitality, Inc. (a)	1,026	34,556
Q2 Holdings, Inc. (a)	3,088	222,830
Qnity Electronics, Inc. Class W/I	5,343	436,256
QUALCOMM, Inc.	18,483	3,161,517
QUALCOMM, Inc.	—	28
Quanex Building Products Corp.	1,024	15,749
Quanta Services, Inc.	327	138,014
Quantum Computing, Inc. (a)	3,382	34,699
QuantumScape Corp. (a) (b)	10,435	108,733
QuidelOrtho Corp. (a)	101	2,885
QuinStreet, Inc. (a)	1,647	23,667
QXO, Inc. (a) (b)	5,460	105,323
RadNet, Inc. (a)	1,452	103,600
Ralliant Corp.	3,006	153,035
Ramaco Resources, Inc. Class A (a)	2,072	37,296
Range Resources Corp.	692	24,400
RealReal, Inc. (a)	3,663	57,802
Recursion Pharmaceuticals, Inc. Class A (a) (b)	6,641	27,162
Red Cat Holdings, Inc. (a) (b)	2,928	23,219
Reddit, Inc. Class A (a)	1,129	259,523
Redwire Corp. (a)	7,812	59,371
Regency Centers Corp. REIT	740	51,082
Regeneron Pharmaceuticals, Inc.	1,361	1,050,515
Relay Therapeutics, Inc. (a)	7,750	65,565
Remitly Global, Inc. (a)	4,395	60,651
Repligen Corp. (a)	330	54,074
Resideo Technologies, Inc. (a)	1,764	61,952
Revolution Medicines, Inc. (a)	662	52,728
Revolve Group, Inc. (a)	3,779	114,088
RH (a) (b)	100	17,915
Rhythm Pharmaceuticals, Inc. (a)	2,820	301,853
Ribbon Communications, Inc. (a) (b)	2,360	6,797
Richtech Robotics, Inc. Class B (a)	3,350	10,821
Rigetti Computing, Inc. (a) (b)	4,112	91,081
Riley Exploration Permian, Inc. (b)	1,500	39,600
RingCentral, Inc. Class A (a) (b)	1,139	32,894
Riot Platforms, Inc. (a)	6,969	88,297

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Rivian Automotive, Inc. Class A (a) (b)	10,830	$213,459
RLJ Lodging Trust REIT (b)	4,444	33,108
Robinhood Markets, Inc. Class A (a)	8,348	944,159
ROBLOX Corp. Class A (a)	5,469	443,153
Roche Holding AG	8,986	3,722,569
Rocket Cos., Inc. Class A	5,900	114,224
Rocket Lab Corp. (a)	5,776	402,934
Roivant Sciences Ltd. (a)	4,506	97,780
Roku, Inc. (a)	1,389	150,693
Root, Inc. Class A (a) (b)	375	27,086
Ross Stores, Inc.	13,906	2,505,027
Royal Caribbean Cruises Ltd.	1,705	475,559
Royal Gold, Inc.	85	18,784
RTX Corp.	29,476	5,405,898
Rubrik, Inc. Class A (a)	1,075	82,216
Rumble, Inc. (a) (b)	1,400	8,848
S&P Global, Inc.	5,231	2,733,668
Sable Offshore Corp. (a)	3,935	35,494
Sabre Corp. (a)	37,313	50,746
Safehold, Inc. REIT	1,990	27,243
Saia, Inc. (a)	100	32,652
Salesforce, Inc.	15,309	4,055,507
Samsara, Inc. Class A (a)	1,532	54,309
Sana Biotechnology, Inc. (a) (b)	5,899	24,009
Sandisk Corp. (a)	2,388	566,863
Sanofi SA	13,186	1,281,027
Sarepta Therapeutics, Inc. (a)	696	14,978
Schneider Electric SE	9,371	2,585,257
Scholar Rock Holding Corp. (a) (b)	3,900	171,795
Schrodinger, Inc. (a) (b)	5,453	97,500
Seagate Technology Holdings PLC	4,525	1,246,140
Select Water Solutions, Inc.	22,541	237,131
SEMrush Holdings, Inc. Class A (a)	6,473	76,964
SentinelOne, Inc. Class A (a)	1,817	27,255
Serve Robotics, Inc. (a)	3,135	32,541
ServiceNow, Inc. (a)	9,896	1,515,968
SES AI Corp. (a) (b)	6,190	11,142
Sezzle, Inc. (a) (b)	684	43,417
Sharplink Gaming, Inc. (a) (b)	100	894
Shell PLC	93,607	3,449,826
Shenandoah Telecommunications Co.	388	4,485
Sherwin-Williams Co.	992	321,438
Shift4 Payments, Inc. Class A (a) (b)	1,089	68,574
Shoals Technologies Group, Inc. Class A (a)	2,680	22,780
SI-BONE, Inc. (a)	1,402	27,647
SIGA Technologies, Inc.	3,739	22,845
Simon Property Group, Inc. REIT	9,102	1,684,871
Sinch AB (a) (b) (e)	4,918	16,788
Security Description	Shares	Value
SiteOne Landscape Supply, Inc. (a)	308	$38,364
SiTime Corp. (a)	101	35,672
Six Flags Entertainment Corp. (a) (b)	2,100	32,214
SLB Ltd.	18,780	720,776
SM Energy Co.	346	6,470
Snap, Inc. Class A (a)	11,854	95,662
Snowflake, Inc. (a)	3,044	667,732
SoFi Technologies, Inc. (a)	12,114	317,145
SolarEdge Technologies, Inc. (a)	943	27,206
Solaris Energy Infrastructure, Inc.	1,105	50,797
Soleno Therapeutics, Inc. (a)	100	4,630
Solid Power, Inc. (a)	3,550	15,087
Solstice Advanced Materials, Inc. (a)	2,669	129,660
Solventum Corp. (a)	2,199	174,249
Sonos, Inc. (a)	4,130	72,523
Sotera Health Co. (a)	964	17,005
SoundHound AI, Inc. Class A (a) (b)	7,321	72,990
South Plains Financial, Inc.	1,300	50,440
Southern Co.	9,102	793,694
Southern Missouri Bancorp, Inc.	1,025	60,598
Spotify Technology SA (a)	1,500	871,065
Sprinklr, Inc. Class A (a)	1,649	12,829
Sprout Social, Inc. Class A (a)	6,352	71,587
Sprouts Farmers Market, Inc. (a)	236	18,802
Spyre Therapeutics, Inc. (a) (b)	275	9,009
STAAR Surgical Co. (a) (b)	642	14,824
Standard BioTools, Inc. (a) (b)	14,203	18,180
Starbucks Corp.	22,537	1,897,841
State Street Corp. (f)	9,102	1,174,249
Stellantis NV (b)	26,310	292,343
Sterling Infrastructure, Inc. (a)	100	30,623
Stoke Therapeutics, Inc. (a) (b)	2,700	85,698
Strategy, Inc. (a) (b)	3,189	484,569
Stride, Inc. (a)	700	45,451
Stryker Corp.	5,874	2,064,535
Summit Hotel Properties, Inc. REIT	4,749	23,128
Sunrun, Inc. (a)	4,288	78,899
Super Micro Computer, Inc. (a)	6,122	179,191
Surgery Partners, Inc. (a) (b)	388	5,995
Sweetgreen, Inc. Class A (a) (b)	4,888	33,043
Swiss Re AG	8,650	1,450,492
Synchrony Financial	10,153	847,065
Syndax Pharmaceuticals, Inc. (a)	1,710	35,927
Synopsys, Inc. (a)	1,477	693,776
Sysco Corp.	18,333	1,350,959
Take-Two Interactive Software, Inc. (a)	253	64,776
Talen Energy Corp. (a)	271	101,582
Tandem Diabetes Care, Inc. (a)	784	17,232
Tapestry, Inc.	8,732	1,115,688
Target Corp.	9,102	889,720

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Target Hospitality Corp. (a)	346	$2,771
Teladoc Health, Inc. (a) (b)	13,431	94,017
Teledyne Technologies, Inc. (a)	654	334,017
Tempus AI, Inc. (a) (b)	766	45,232
Terawulf, Inc. (a) (b)	8,607	98,894
Tesla, Inc. (a)	36,471	16,401,738
Texas Instruments, Inc.	15,981	2,772,544
Texas Pacific Land Corp.	300	86,166
TG Therapeutics, Inc. (a)	5,805	173,047
Thermo Fisher Scientific, Inc.	7,410	4,293,724
Thermon Group Holdings, Inc. (a)	3,518	130,729
Thor Industries, Inc.	100	10,267
ThredUp, Inc. Class A (a)	1,508	9,636
Titan SA	502	30,953
TJX Cos., Inc.	32,336	4,967,133
T-Mobile U.S., Inc.	3,166	642,825
Toast, Inc. Class A (a)	4,470	158,730
Trade Desk, Inc. Class A (a)	4,953	188,016
Trane Technologies PLC	5,263	2,048,360
Transcat, Inc. (a)	308	17,473
TransDigm Group, Inc.	100	132,985
TransMedics Group, Inc. (a) (b)	2,336	284,174
Transocean Ltd. (a) (b)	2,119	8,751
Travelers Cos., Inc.	9,102	2,640,126
Travere Therapeutics, Inc. (a)	650	24,836
Trex Co., Inc. (a)	1,429	50,129
Triumph Financial, Inc. (a)	1,066	66,764
Trump Media & Technology Group Corp. (a)	1,177	15,583
Trupanion, Inc. (a)	705	26,346
Turning Point Brands, Inc.	926	100,378
Twilio, Inc. Class A (a)	1,441	204,968
Twist Bioscience Corp. (a) (b)	2,435	77,238
Tyson Foods, Inc. Class A	14,138	828,770
U.S. Antimony Corp. (a) (b)	2,335	11,722
U.S. Bancorp	27,782	1,482,448
U.S. Lime & Minerals, Inc.	650	77,831
Uber Technologies, Inc. (a)	20,599	1,683,144
Udemy, Inc. (a) (b)	8,918	52,170
UiPath, Inc. Class A (a)	3,805	62,364
Ultra Clean Holdings, Inc. (a)	447	11,323
UMH Properties, Inc. REIT	52,545	835,991
Union Pacific Corp.	12,166	2,814,239
United Parcel Service, Inc. Class B	9,102	902,827
United Rentals, Inc.	290	234,703
UnitedHealth Group, Inc.	12,837	4,237,622
Uniti Group, Inc.	11,533	80,846
Unitil Corp.	7,053	341,647
Unity Software, Inc. (a)	3,908	172,616
Universal Corp.	332	17,513
Universal Technical Institute, Inc. (a)	1,400	36,582
Upstart Holdings, Inc. (a) (b)	1,829	79,982
Upwork, Inc. (a)	3,427	67,923
Security Description	Shares	Value
Uranium Energy Corp. (a)	4,947	$57,781
USA Rare Earth, Inc. (a)	1,759	20,932
USA TODAY Co., Inc. (a) (b)	6,190	31,878
UWM Holdings Corp.	4,256	18,641
Valero Energy Corp.	9,041	1,471,784
Varonis Systems, Inc. (a)	710	23,288
Vaxcyte, Inc. (a)	288	13,288
Veeva Systems, Inc. Class A (a)	795	177,468
Vera Therapeutics, Inc. (a)	475	24,054
Veracyte, Inc. (a)	672	28,291
Veralto Corp.	4,778	476,749
Veris Residential, Inc. REIT	388	5,773
Verizon Communications, Inc.	36,905	1,503,141
Vertex Pharmaceuticals, Inc. (a)	1,737	787,486
Vertex, Inc. Class A (a)	3,448	68,857
Vertiv Holdings Co. Class A	4,512	730,989
Viasat, Inc. (a)	100	3,446
Viatris, Inc.	11,518	143,399
Vicor Corp. (a)	1,409	154,426
Victoria's Secret & Co. (a)	947	51,299
Viking Therapeutics, Inc. (a) (b)	1,039	36,552
Vir Biotechnology, Inc. (a)	1,034	6,235
Viridian Therapeutics, Inc. (a)	2,072	64,481
Visa, Inc. Class A	25,193	8,835,437
Vistra Corp.	3,817	615,797
Vita Coco Co., Inc. (a)	1,352	71,670
Vital Farms, Inc. (a) (b)	1,404	44,844
Vobile Group Ltd. (a)	86,000	45,411
Vontier Corp.	3,532	131,320
Voyager Technologies, Inc. Class A (a) (b)	2,640	69,010
Walgreens Boots Alliance, Inc. (a)	636	337
Walmart, Inc.	54,771	6,102,037
Walt Disney Co.	29,104	3,311,162
Warby Parker, Inc. Class A (a)	2,019	43,994
Warner Bros Discovery, Inc. (a)	26,323	758,629
Waste Management, Inc.	11,453	2,516,339
WaVe Life Sciences Ltd. (a) (b)	925	15,725
Wayfair, Inc. Class A (a)	1,406	141,176
Weave Communications, Inc. (a)	11,306	85,813
Wells Fargo & Co.	57,281	5,338,589
Welltower, Inc. REIT	4,455	826,893
WesBanco, Inc.	290	9,640
Western Digital Corp.	7,164	1,234,142
Whitestone REIT	4,404	61,172
Williams Cos., Inc.	16,661	1,001,493
Willis Lease Finance Corp. (b)	275	37,301
Winnebago Industries, Inc.	408	16,532
Workday, Inc. Class A (a)	1,050	225,519
World Acceptance Corp. (a)	408	57,279
Xenia Hotels & Resorts, Inc. REIT	964	13,631
Xometry, Inc. Class A (a) (b)	1,950	115,966
XPO, Inc. (a)	676	91,875
YETI Holdings, Inc. (a) (b)	2,028	89,577

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Yext, Inc. (a)	4,746	$38,253
Yum! Brands, Inc.	9,102	1,376,951
Zeta Global Holdings Corp. Class A (a) (b)	4,507	91,717
Zillow Group, Inc. Class C (a)	1,470	100,283
Zoetis, Inc.	5,919	744,729
Zoom Communications, Inc. (a)	2,743	236,693
ZoomInfo Technologies, Inc. (a)	2,422	24,632
Zscaler, Inc. (a)	1,132	254,609
		860,494,240
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a)	7,543	202,504
TOTAL COMMON STOCKS (Cost $983,246,701)		1,332,045,454
RIGHTS — 0.0% *
UNITED STATES — 0.0% *
Gen Digital, Inc. (expiring 04/17/27) (a)	2	8
Inhibrx, Inc. CVR (a)	2,929	1,904
TOTAL RIGHTS (Cost $1,912)		1,912
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (a)	1,673	5,187
MALAYSIA — 0.0% *
Supermax Corp. Bhd. (expiring 03/01/30) (a)	2,653	65
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	1,865	67
YTL Corp. Bhd. (expiring 06/02/28) (a)	11,740	1,562
YTL Power International Bhd. (expiring 06/02/28) (a)	7,120	1,509
		3,203
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (a)	8,625	287
UNITED STATES — 0.0% *
GameStop Corp. (expiring 10/30/26) (a)	442	1,331
Opendoor Technologies, Inc. (expiring 11/20/26) (a) (b)	2,933	1,779
		3,110
TOTAL WARRANTS (Cost $0)		11,787
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (g) (h)	1,545,336	$1,545,336
State Street Navigator Securities Lending Portfolio II (f) (i)	20,859,133	20,859,133
TOTAL SHORT-TERM INVESTMENTS (Cost $22,404,469)		22,404,469
TOTAL INVESTMENTS — 101.4% (Cost $1,005,653,082)		1,354,463,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(19,083,419)
NET ASSETS — 100.0%		$1,335,380,203
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $18,224, representing less than 0.05% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	34	03/20/2026	$2,376,126	$2,399,380	$23,254
E-mini S&P 500 Index (long)	1	03/20/2026	348,339	344,625	(3,714)
MSCI EAFE Index (long)	4	03/20/2026	577,525	580,420	2,895
					$22,435

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,330,916,274	$1,110,956	$18,224	$1,332,045,454
Rights	8	1,904	—	1,912
Warrants	3,529	8,258	—	11,787
Short-Term Investments	22,404,469	—	—	22,404,469
TOTAL INVESTMENTS	$1,353,324,280	$1,121,118	$18,224	$1,354,463,622
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$26,149	$—	$—	$26,149
Futures Contracts - Unrealized Depreciation	(3,714)	—	—	(3,714)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$22,435	$—	$—	$22,435

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	8,712	$1,010,679	$49,698	$3,039	$1,212	$115,699	9,102	$1,174,249	$7,318
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,946,657	2,946,657	25,738,074	27,139,395	—	—	1,545,336	1,545,336	42,515
State Street Navigator Securities Lending Portfolio II	22,191,899	22,191,899	37,489,479	38,822,245	—	—	20,859,133	20,859,133	36,858
Total		$26,149,235	$63,277,251	$65,964,679	$1,212	$115,699		$23,578,718	$86,691
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.1%
AUSTRALIA — 1.2%
ANZ Group Holdings Ltd. (a)	10,183	$246,768
ASX Ltd. (a)	455	15,608
Cochlear Ltd.	142	24,683
Commonwealth Bank of Australia (a)	2,885	308,915
CSL Ltd.	875	100,740
Goodman Group REIT	12,982	268,195
Macquarie Group Ltd.	374	50,678
Medibank Pvt Ltd.	8,697	27,780
National Australia Bank Ltd. (a)	3,293	92,910
QBE Insurance Group Ltd.	2,014	26,713
REA Group Ltd. (a)	191	23,358
Scentre Group REIT	20,662	57,870
Sigma Healthcare Ltd.	22,470	44,053
Stockland REIT	33,323	127,329
Suncorp Group Ltd.	7,733	91,017
Transurban Group Stapled Security	36,144	342,498
Vicinity Ltd. REIT	150,646	257,173
Wesfarmers Ltd.	591	31,958
		2,138,246
AUSTRIA — 0.1%
Verbund AG	2,624	191,069
BELGIUM — 0.3%
Elia Group SA	1,681	216,575
Groupe Bruxelles Lambert NV	233	20,784
KBC Group NV	699	91,330
Sofina SA	184	53,376
UCB SA	386	108,166
		490,231
BRAZIL — 0.9%
B3 SA - Brasil Bolsa Balcao	19,336	49,013
Banco BTG Pactual SA	5,736	55,039
BB Seguridade Participacoes SA	14,673	96,798
Caixa Seguridade Participacoes SA	7,400	22,444
Engie Brasil Energia SA	10,950	62,686
MercadoLibre, Inc. (b)	119	239,697
Motiva Infraestrutura de Mobilidade SA	38,921	106,966
NU Holdings Ltd. Class A (b)	6,100	102,114
Suzano SA	26,832	251,929
TIM SA	8,900	34,659
Wheaton Precious Metals Corp.	5,426	638,730
		1,660,075
CANADA — 3.6%
Agnico Eagle Mines Ltd. (a)	2,422	411,267
Alamos Gold, Inc. Class A (a)	1,902	73,541
BCE, Inc.	2,294	54,792
Canadian Imperial Bank of Commerce	3,450	313,174
CGI, Inc.	1,788	165,371
Dollarama, Inc.	3,320	496,856
Element Fleet Management Corp. (a)	10,852	285,402
Security Description	Shares	Value
Great-West Lifeco, Inc.	6,724	$332,043
Hydro One Ltd. (c)	12,736	507,675
iA Financial Corp., Inc.	1,034	134,143
IGM Financial, Inc.	1,638	73,861
Intact Financial Corp.	868	180,933
Manulife Financial Corp.	3,891	141,475
National Bank of Canada (a)	821	103,383
Power Corp. of Canada (a)	6,872	365,721
Restaurant Brands International, Inc. (a)	830	56,712
Rogers Communications, Inc. Class B	1,953	73,817
Royal Bank of Canada	6,264	1,069,278
Shopify, Inc. Class A (a) (b)	1,716	276,663
Stantec, Inc.	2,153	203,434
Sun Life Financial, Inc.	3,735	233,460
Thomson Reuters Corp. (a)	1,195	157,906
TMX Group Ltd.	2,427	92,476
Toronto-Dominion Bank (a)	5,205	491,205
WSP Global, Inc.	1,250	226,628
		6,521,216
CHILE — 0.1%
Banco de Chile	289,147	55,804
Falabella SA	19,061	132,856
		188,660
CHINA — 3.0%
Advanced Micro-Fabrication Equipment, Inc. China Class A	781	30,515
Alibaba Group Holding Ltd.	21,924	402,229
Anhui Gujing Distillery Co. Ltd. Class A	800	15,198
Anhui Gujing Distillery Co. Ltd. Class B	2,300	25,812
Baidu, Inc. Class A (b)	4,972	84,001
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	113,100	83,448
Cambricon Technologies Corp. Ltd. Class A (b)	145	28,160
China International Capital Corp. Ltd. Class H (c)	10,800	27,154
China Life Insurance Co. Ltd. Class H	21,000	73,872
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	13,300	19,207
China Resources Microelectronics Ltd. Class A	3,043	23,045
China Ruyi Holdings Ltd. (a) (b)	64,000	18,007
China Three Gorges Renewables Group Co. Ltd. Class A	67,700	39,670
China Yangtze Power Co. Ltd. Class A	16,696	65,038
Contemporary Amperex Technology Co. Ltd. Class A	5,960	313,594
Contemporary Amperex Technology Co. Ltd. Class H (a)	600	38,967

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
GDS Holdings Ltd. Class A (b)	42,400	$183,578
Giant Biogene Holding Co. Ltd. (a) (c)	3,400	14,537
Hansoh Pharmaceutical Group Co. Ltd. (a) (c)	10,000	46,354
Hygon Information Technology Co. Ltd. Class A	727	23,374
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2,900	24,750
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,700	14,794
Kingdee International Software Group Co. Ltd. (a) (b)	116,000	198,065
Kuang-Chi Technologies Co. Ltd. Class A (b)	5,000	34,929
Kweichow Moutai Co. Ltd. Class A	702	138,508
Li Auto, Inc. Class A (a) (b)	35,768	298,009
LONGi Green Energy Technology Co. Ltd. Class A (b)	17,832	46,496
Luzhou Laojiao Co. Ltd. Class A	1,200	19,981
Meituan Class B (b) (c)	5,848	77,613
Montage Technology Co. Ltd. Class A	2,041	34,446
NARI Technology Co. Ltd. Class A	18,528	59,672
NetEase, Inc.	3,500	96,499
New China Life Insurance Co. Ltd. Class H	13,100	91,474
New Oriental Education & Technology Group, Inc.	3,200	17,366
Ningbo Deye Technology Co. Ltd. Class A	2,100	25,934
NIO, Inc. Class A (a) (b)	30,382	159,883
Nongfu Spring Co. Ltd. Class H (c)	5,800	34,904
PDD Holdings, Inc. ADR (b)	1,244	141,057
Prosus NV	5,180	321,521
Sanan Optoelectronics Co. Ltd. Class A	11,900	24,090
Seres Group Co. Ltd. Class A	3,800	65,853
Shanjin International Gold Co. Ltd. Class A	5,800	20,217
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,100	27,059
Shenzhen Inovance Technology Co. Ltd. Class A	3,100	33,456
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	16,371
Sichuan Chuantou Energy Co. Ltd. Class A	11,700	23,300
Sungrow Power Supply Co. Ltd. Class A	4,780	117,131
Tencent Holdings Ltd.	13,784	1,060,784
Trip.com Group Ltd.	908	64,628
Unisplendour Corp. Ltd. Class A	4,900	17,269
Wuliangye Yibin Co. Ltd. Class A	1,400	21,249
Wuxi Biologics Cayman, Inc. (b) (c)	9,000	36,354
XPeng, Inc. Class A (a) (b)	26,010	265,163
XtalPi Holdings Ltd. (a) (b)	13,000	15,800
Security Description	Shares	Value
Yunnan Baiyao Group Co. Ltd. Class A	2,680	$21,793
Zangge Mining Co. Ltd. Class A	3,600	43,530
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,400	33,853
Zhejiang Expressway Co. Ltd. Class H	60,960	56,155
		5,355,716
CONGO — 0.1%
Ivanhoe Mines Ltd. Class A (a) (b)	16,785	191,146
DENMARK — 0.9%
Coloplast AS Class B	179	15,379
Genmab AS (b)	78	24,861
Novo Nordisk AS Class B	7,929	405,514
Novonesis Novozymes B Class B	1,123	72,011
Orsted AS (b) (c)	14,198	273,150
Rockwool AS Class B	3,670	130,074
Tryg AS	917	24,008
Vestas Wind Systems AS	23,334	636,222
		1,581,219
FINLAND — 0.5%
Nordea Bank Abp	30,069	568,035
Orion OYJ Class B	948	70,866
Sampo OYJ Class A	21,087	255,829
		894,730
FRANCE — 1.7%
Capgemini SE	160	26,731
Covivio SA REIT	2,150	143,045
Dassault Systemes SE	15,394	431,015
Edenred SE	903	20,055
EssilorLuxottica SA	610	193,360
Gecina SA REIT	1,775	168,648
Getlink SE	11,656	215,334
Hermes International SCA	40	99,687
Ipsen SA	139	19,427
Klepierre SA REIT	8,290	328,499
Legrand SA	1,376	205,642
L'Oreal SA	596	256,610
LVMH Moet Hennessy Louis Vuitton SE	518	392,396
Pernod Ricard SA	266	22,837
Sartorius Stedim Biotech	81	19,977
Unibail-Rodamco-Westfield REIT (b)	4,691	511,047
		3,054,310
GERMANY — 1.3%
Allianz SE	808	370,567
Beiersdorf AG	200	22,004
Deutsche Boerse AG	248	65,156
Hannover Rueck SE	302	94,417
Infineon Technologies AG	1,008	44,666
LEG Immobilien SE	410	29,975
Merck KGaA	280	40,316

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	213	$140,639
SAP SE	4,986	1,220,058
Sartorius AG Preference Shares	82	23,807
Siemens AG	518	145,491
Vonovia SE	4,162	119,953
		2,317,049
GREECE — 0.0% *
Jumbo SA	1,014	33,226
HONG KONG — 0.5%
AIA Group Ltd.	24,800	254,579
China Common Rich Renewable Energy Investments Ltd. (a) (b) (d)	24,000	—
Henderson Land Development Co. Ltd. (a)	56,000	202,459
Hong Kong Exchanges & Clearing Ltd.	2,833	148,356
MTR Corp. Ltd. (a)	60,000	229,717
		835,111
INDIA — 1.4%
ABB India Ltd.	1,134	65,229
Asian Paints Ltd.	588	18,118
Bajaj Finance Ltd.	4,867	53,436
Bajaj Finserv Ltd.	1,920	43,576
Bajaj Holdings & Investment Ltd.	568	71,588
Bharat Electronics Ltd.	59,023	262,414
Bharti Airtel Ltd.	2,534	59,364
Cholamandalam Investment & Finance Co. Ltd.	1,297	24,564
Colgate-Palmolive India Ltd.	2,460	56,812
Dabur India Ltd.	5,020	28,127
Divi's Laboratories Ltd.	324	23,044
DLF Ltd.	9,174	70,163
Eternal Ltd. (b)	15,799	48,876
FSN E-Commerce Ventures Ltd. (b)	6,177	18,223
GMR Airports Ltd. (b)	101,712	118,110
Godrej Properties Ltd. (b)	2,490	55,530
Havells India Ltd.	5,671	89,905
HCL Technologies Ltd.	2,138	38,614
HDFC Asset Management Co. Ltd. (c)	4,518	134,324
HDFC Bank Ltd.	2,325	25,640
Hindustan Unilever Ltd.	2,640	68,024
Infosys Ltd.	81	1,456
Infosys Ltd. ADR (a)	8,233	146,712
Kotak Mahindra Bank Ltd.	1,574	38,547
Kwality Wall's India Ltd. (b)	2,640	1,122
Oberoi Realty Ltd.	1,265	23,513
PI Industries Ltd.	1,066	38,406
Sun Pharmaceutical Industries Ltd.	3,960	75,768
Suzlon Energy Ltd. (b)	396,152	232,148
Tata Consultancy Services Ltd.	3,302	117,790
Tech Mahindra Ltd.	2,999	53,084
Security Description	Shares	Value
Titan Co. Ltd.	627	$28,263
Torrent Pharmaceuticals Ltd.	1,735	74,319
Trent Ltd.	832	39,610
WAAREE Energies Ltd.	3,325	109,802
Wipro Ltd.	943	2,762
Wipro Ltd. ADR (a)	33,904	96,287
		2,453,270
INDONESIA — 0.1%
Amman Mineral Internasional PT (b)	42,200	16,260
Bank Central Asia Tbk. PT	47,400	22,954
Bumi Resources Minerals Tbk. PT (b)	1,149,300	75,816
		115,030
IRELAND — 0.2%
Kingspan Group PLC	4,697	409,041
ISRAEL — 0.1%
Azrieli Group Ltd.	857	96,937
Nice Ltd. (b)	667	74,735
Teva Pharmaceutical Industries Ltd. ADR (b)	1,406	43,881
		215,553
ITALY — 0.6%
Davide Campari-Milano NV (a)	2,535	16,488
Ferrari NV	627	234,684
FinecoBank Banca Fineco SpA	2,464	64,243
Moncler SpA	320	20,640
Recordati Industria Chimica e Farmaceutica SpA	725	41,331
Terna - Rete Elettrica Nazionale (a)	54,213	576,473
UniCredit SpA	1,260	104,948
		1,058,807
JAPAN — 3.8%
Advantest Corp.	1,900	238,008
Astellas Pharma, Inc.	11,400	152,223
Central Japan Railway Co.	29,800	824,540
Chugai Pharmaceutical Co. Ltd.	5,300	278,720
Daiichi Sankyo Co. Ltd.	5,000	106,798
Disco Corp.	200	61,463
East Japan Railway Co.	37,200	980,640
Eisai Co. Ltd. (a)	600	17,838
FANUC Corp.	11,200	434,724
Fast Retailing Co. Ltd.	700	254,286
Hoya Corp.	800	120,884
Japan Exchange Group, Inc.	8,300	88,748
Keyence Corp.	900	325,446
Kyowa Kirin Co. Ltd. (a)	1,100	17,734
Lasertec Corp. (a)	300	56,739
LY Corp.	6,400	17,034
M3, Inc. (a)	1,800	24,276
Mitsubishi Estate Co. Ltd.	5,800	141,388
Mitsubishi UFJ Financial Group, Inc. (a)	15,600	248,115
Mitsui Fudosan Co. Ltd.	5,800	65,883
Murata Manufacturing Co. Ltd.	2,300	47,630

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NEC Corp.	4,500	$152,445
Nexon Co. Ltd.	1,100	26,857
Nintendo Co. Ltd.	700	47,316
Nippon Building Fund, Inc. REIT	299	272,590
Obic Co. Ltd.	600	18,841
Oracle Corp. Japan	1,500	126,224
Oriental Land Co. Ltd. (a)	1,200	22,190
ORIX Corp.	3,600	104,593
Recruit Holdings Co. Ltd.	2,100	118,528
Renesas Electronics Corp. (b)	2,000	27,305
Sanrio Co. Ltd.	1,400	43,917
SBI Holdings, Inc.	7,200	155,029
Shionogi & Co. Ltd.	5,700	103,312
SMC Corp.	300	104,233
SoftBank Group Corp.	6,400	179,655
Sompo Holdings, Inc.	1,600	54,468
Sony Group Corp.	13,000	333,739
Sumitomo Realty & Development Co. Ltd. (a)	2,200	55,188
Sysmex Corp.	1,700	16,729
TIS, Inc.	3,700	124,093
Tokio Marine Holdings, Inc.	4,400	163,289
Tokyo Metro Co. Ltd. (a)	11,200	113,933
		6,867,591
KUWAIT — 0.1%
Boubyan Bank KSCP	18,553	43,140
National Bank of Kuwait SAKP	66,783	220,438
		263,578
LUXEMBOURG — 0.0% *
Eurofins Scientific SE	328	24,038
Reinet Investments SCA	1,518	53,134
		77,172
MALAYSIA — 0.0% *
Gamuda Bhd.	60,121	73,781
MEXICO — 0.4%
Fibra Uno Administracion SA de CV REIT	109,960	165,067
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	3,071	80,801
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,788	57,598
Grupo Financiero Banorte SAB de CV Class O	2,272	21,096
Prologis Property Mexico SA de CV REIT	41,095	172,430
Promotora y Operadora de Infraestructura SAB de CV (a)	7,322	108,872
Southern Copper Corp.	1,269	182,063
		787,927
NETHERLANDS — 0.6%
Adyen NV (b) (c)	31	50,061
ASML Holding NV (a)	718	776,976
NN Group NV	2,298	177,425
NXP Semiconductors NV	70	15,194
Security Description	Shares	Value
Universal Music Group NV (a)	1,521	$39,710
		1,059,366
NEW ZEALAND — 0.1%
Meridian Energy Ltd.	35,752	115,132
Xero Ltd. (b)	393	29,881
		145,013
NORWAY — 0.4%
Gjensidige Forsikring ASA	7,706	230,717
Mowi ASA	12,976	312,859
Salmar ASA	2,609	159,719
		703,295
POLAND — 0.3%
Bank Polska Kasa Opieki SA	1,799	102,630
Powszechna Kasa Oszczednosci Bank Polski SA	6,986	165,478
Powszechny Zaklad Ubezpieczen SA	9,028	167,593
Santander Bank Polska SA	993	150,640
		586,341
QATAR — 0.1%
Mesaieed Petrochemical Holding Co.	102,215	30,684
Qatar International Islamic Bank QSC	12,149	38,139
Qatar Islamic Bank QPSC	9,439	62,088
		130,911
ROMANIA — 0.1%
NEPI Rockcastle NV	23,331	205,361
RUSSIA — 0.0%
Alrosa PJSC (b) (d)	15,622	—
Moscow Exchange MICEX-RTS PJSC (b) (d)	29,855	—
Polyus PJSC GDR (b) (d)	234	—
Sberbank of Russia PJSC (b) (d)	32,012	—
United Co. RUSAL International PJSC (b) (d)	46,750	—
VK IPJSC GDR (b) (d)	1,325	—
VTB Bank PJSC (b) (d)	2,596	—
		—
SAUDI ARABIA — 0.5%
Al Rajhi Bank	10,566	274,657
Alinma Bank	12,974	84,330
Bank AlBilad	13,901	91,987
Banque Saudi Fransi	11,442	51,310
Dr. Sulaiman Al Habib Medical Services Group Co.	286	19,596
Elm Co.	81	16,153
Etihad Etisalat Co.	3,857	67,869
Riyad Bank	7,975	57,706
SAL Saudi Logistics Services	646	27,626
Saudi National Bank	10,475	105,789
Saudi Research & Media Group (b)	402	13,344

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Saudi Tadawul Group Holding Co.	1,138	$42,567
Saudi Telecom Co.	1,449	16,604
		869,538
SINGAPORE — 0.5%
CapitaLand Ascendas REIT	150,900	332,074
CapitaLand Integrated Commercial Trust REIT	234,530	435,868
Sea Ltd. ADR (b)	100	12,757
Singapore Exchange Ltd.	3,400	44,840
		825,539
SOUTH AFRICA — 0.2%
Capitec Bank Holdings Ltd.	319	80,006
Discovery Ltd.	4,849	66,598
Naspers Ltd. Class N	3,046	203,038
		349,642
SOUTH KOREA — 0.6%
Alteogen, Inc. (b)	48	14,978
HLB, Inc. (b)	1,502	52,967
Kakao Corp.	657	27,410
KakaoBank Corp.	1,169	17,528
LG Energy Solution Ltd. (b)	1,059	270,898
NAVER Corp.	233	39,223
NH Investment & Securities Co. Ltd.	5,160	75,579
Samsung Biologics Co. Ltd. (b) (c)	100	117,663
SK Biopharmaceuticals Co. Ltd. (b)	914	79,056
SK Hynix, Inc.	167	75,469
SK Square Co. Ltd. (b)	1,294	330,563
Yuhan Corp.	369	28,792
		1,130,126
SPAIN — 0.5%
Aena SME SA (c)	10,173	284,594
Amadeus IT Group SA	1,052	77,640
EDP Renovaveis SA (a)	12,149	171,792
Redeia Corp. SA	15,636	278,577
		812,603
SWEDEN — 0.6%
Atlas Copco AB Class A	4,101	73,868
Hexagon AB Class B	3,290	39,078
Holmen AB Class B	465	17,876
Industrivarden AB Class C (a)	708	31,872
L E Lundbergforetagen AB Class B (a)	2,928	162,458
Sagax AB Class B (a)	4,033	86,445
Skandinaviska Enskilda Banken AB Class A	6,056	128,165
Svenska Cellulosa AB SCA Class B	23,408	311,301
Svenska Handelsbanken AB Class A	14,463	210,776
Tele2 AB Class B	5,235	87,763
		1,149,602
SWITZERLAND — 1.8%
ABB Ltd.	8,359	624,828
Banque Cantonale Vaudoise (a)	162	20,530
Security Description	Shares	Value
BKW AG	814	$173,023
Chocoladefabriken Lindt & Spruengli AG	1	146,923
Geberit AG	297	232,277
Givaudan SA	29	115,158
Julius Baer Group Ltd.	1,126	88,687
Partners Group Holding AG (a)	201	249,242
Sandoz Group AG	1,229	89,726
Sonova Holding AG	139	36,335
Straumann Holding AG	348	41,053
Swiss Life Holding AG	62	71,747
Swiss Prime Site AG	3,092	480,826
Swisscom AG (a)	509	369,744
TE Connectivity PLC	1,121	255,039
UBS Group AG	1,279	59,668
Zurich Insurance Group AG	348	264,344
		3,319,150
TAIWAN — 2.0%
Accton Technology Corp.	6,000	226,285
Advantech Co. Ltd.	2,499	22,906
Caliway Biopharmaceuticals Co. Ltd. (b)	7,000	34,532
Cathay Financial Holding Co. Ltd.	47,712	115,102
Delta Electronics, Inc.	13,000	398,434
E Ink Holdings, Inc.	4,000	25,207
eMemory Technology, Inc.	1,000	55,060
Fortune Electric Co. Ltd.	1,210	29,460
Jentech Precision Industrial Co. Ltd.	1,000	87,363
MediaTek, Inc.	2,000	91,023
Novatek Microelectronics Corp.	1,000	11,903
Taiwan High Speed Rail Corp.	76,000	67,727
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	2,367,881
Wiwynn Corp.	1,000	142,741
		3,675,624
THAILAND — 0.1%
Delta Electronics Thailand PCL	10,500	57,658
Delta Electronics Thailand PCL NVDR	28,800	158,146
		215,804
TURKEY — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	52,710	284,259
UNITED ARAB EMIRATES — 0.1%
Salik Co. PJSC	66,576	115,102
Two Point Zero Group PJSC (b)	77,628	55,163
		170,265
UNITED KINGDOM — 2.4%
3i Group PLC	13,075	573,848
Admiral Group PLC	489	20,890
Ashtead Group PLC	2,104	143,933
AstraZeneca PLC	3,465	642,696
AstraZeneca PLC ADR	427	39,254
Aviva PLC	17,864	164,447

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Barclays PLC	19,109	$122,331
Diageo PLC	5,551	119,723
Halma PLC	3,659	174,124
HSBC Holdings PLC	12,371	195,316
Informa PLC	9,755	115,989
Land Securities Group PLC REIT	27,270	228,147
Legal & General Group PLC	29,038	102,292
Lloyds Banking Group PLC	32,061	42,365
London Stock Exchange Group PLC	545	65,623
Next PLC	556	102,306
Pearson PLC	1,737	24,532
RELX PLC (e)	1,912	77,666
RELX PLC (e)	625	25,456
Schroders PLC	4,090	22,390
Segro PLC REIT (a)	49,544	480,068
Severn Trent PLC	10,440	391,640
United Utilities Group PLC	26,274	421,958
		4,296,994
UNITED STATES — 67.1%
AbbVie, Inc.	3,167	723,628
Accenture PLC Class A	1,695	454,768
Adobe, Inc. (b)	1,095	383,239
Advanced Micro Devices, Inc. (b)	4,711	1,008,908
AECOM	5,107	486,850
Aflac, Inc.	3,933	433,692
Agilent Technologies, Inc.	677	92,119
Airbnb, Inc. Class A (b)	541	73,425
Alcon AG	1,069	85,385
Allegion PLC	1,013	161,290
Allstate Corp.	1,125	234,169
Alnylam Pharmaceuticals, Inc. (b)	227	90,267
Alphabet, Inc. Class A	9,299	2,910,587
Alphabet, Inc. Class C	12,935	4,059,003
Amazon.com, Inc. (b)	18,887	4,359,497
American Express Co.	1,952	722,142
American Financial Group, Inc.	819	111,941
American International Group, Inc.	2,876	246,042
American Tower Corp. REIT	858	150,639
American Water Works Co., Inc.	1,748	228,114
Ameriprise Financial, Inc.	444	217,711
AMETEK, Inc.	1,327	272,446
Amgen, Inc.	1,149	376,079
Amphenol Corp. Class A	2,502	338,120
Analog Devices, Inc.	3,484	944,861
Annaly Capital Management, Inc. REIT	4,137	92,503
Aon PLC Class A	441	155,620
Apollo Global Management, Inc.	1,681	243,342
Apple, Inc.	30,868	8,391,774
Applied Materials, Inc.	1,075	276,264
AppLovin Corp. Class A (b)	353	237,858
Arch Capital Group Ltd. (b)	1,903	182,536
Arista Networks, Inc. (b)	1,816	237,950
Arthur J Gallagher & Co.	432	111,797
Astera Labs, Inc. (b)	234	38,928
AT&T, Inc.	12,465	309,631
Security Description	Shares	Value
Autodesk, Inc. (b)	1,331	$393,989
Automatic Data Processing, Inc.	1,063	273,435
AvalonBay Communities, Inc. REIT	2,346	425,353
Axon Enterprise, Inc. (b)	299	169,811
Bank of America Corp.	14,436	793,980
Bank of New York Mellon Corp.	2,532	293,940
Becton Dickinson & Co.	772	149,822
Biogen, Inc. (b)	306	53,853
Blackrock, Inc.	411	439,910
Blackstone, Inc.	1,664	256,489
Block, Inc. (b)	224	14,580
Block, Inc. CDI (b)	465	30,336
Booking Holdings, Inc.	73	390,939
Booz Allen Hamilton Holding Corp.	262	22,102
Boston Scientific Corp. (b)	5,455	520,134
Bristol-Myers Squibb Co.	6,625	357,352
Broadcom, Inc.	9,418	3,259,570
Broadridge Financial Solutions, Inc.	576	128,546
Brown & Brown, Inc.	788	62,804
Brown-Forman Corp. Class B (a)	1,932	50,348
BXP, Inc. REIT (a)	5,847	394,556
Cadence Design Systems, Inc. (b)	200	62,516
Capital One Financial Corp.	1,990	482,296
Carlyle Group, Inc.	473	27,959
Carvana Co. (b)	122	51,486
Cboe Global Markets, Inc.	249	62,499
CDW Corp.	1,168	159,082
Charles Schwab Corp.	3,598	359,476
Charter Communications, Inc. Class A (b)	304	63,460
Chipotle Mexican Grill, Inc. (b)	1,914	70,818
Chubb Ltd.	1,288	402,011
Church & Dwight Co., Inc.	1,422	119,235
Cincinnati Financial Corp.	682	111,384
Cintas Corp.	283	53,224
Cisco Systems, Inc.	10,902	839,781
Citigroup, Inc.	254	29,639
CME Group, Inc.	864	235,941
Cognizant Technology Solutions Corp. Class A	1,586	131,638
Coinbase Global, Inc. Class A (b)	279	63,093
Comcast Corp. Class A	9,101	272,029
Constellation Brands, Inc. Class A	224	30,903
Cooper Cos., Inc. (b)	369	30,243
Copart, Inc. (b)	1,117	43,731
Corpay, Inc. (b)	196	58,982
CoStar Group, Inc. (b)	640	43,034
Crowdstrike Holdings, Inc. Class A (b)	253	118,596
Crown Castle, Inc. REIT	527	46,834
Danaher Corp.	1,300	297,596
Dexcom, Inc. (b)	754	50,043
Digital Realty Trust, Inc. REIT	12,359	1,912,061
Docusign, Inc. (b)	284	19,426
DoorDash, Inc. Class A (b)	212	48,014
Eaton Corp. PLC	647	206,076

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
eBay, Inc.	3,408	$296,837
Ecolab, Inc.	367	96,345
Edison International	12,809	768,796
Edwards Lifesciences Corp. (b)	2,439	207,925
Electronic Arts, Inc.	121	24,724
Eli Lilly & Co.	1,912	2,054,788
Equifax, Inc.	161	34,934
Equinix, Inc. REIT	1,811	1,387,516
Equitable Holdings, Inc.	3,401	162,058
Equity LifeStyle Properties, Inc. REIT	5,400	327,294
Equity Residential REIT	1,529	96,388
Erie Indemnity Co. Class A	118	33,825
Essex Property Trust, Inc. REIT	498	130,317
Estee Lauder Cos., Inc. Class A	589	61,680
Everest Group Ltd.	123	41,740
Exelon Corp.	11,600	505,644
Experian PLC	1,947	88,071
Extra Space Storage, Inc. REIT	392	51,046
F5, Inc. (b)	1,391	355,067
Fair Isaac Corp. (b)	8	13,525
Fastenal Co.	6,464	259,400
Ferrovial SE	18,909	1,228,973
Fidelity National Information Services, Inc.	1,175	78,091
First Solar, Inc. (b)	2,374	620,160
Fiserv, Inc. (b)	1,323	88,866
Fortinet, Inc. (b)	1,411	112,048
Fortive Corp.	1,966	108,543
Fox Corp. Class A	1,279	93,457
Fox Corp. Class B	1,168	75,838
Garmin Ltd.	585	118,667
Gartner, Inc. (b)	94	23,714
Gilead Sciences, Inc.	1,088	133,541
Global Payments, Inc.	626	48,452
GoDaddy, Inc. Class A (b)	261	32,385
Goldman Sachs Group, Inc.	340	298,860
Graco, Inc.	1,031	84,511
GSK PLC	9,340	229,208
Haleon PLC	17,721	89,336
Hartford Insurance Group, Inc.	1,635	225,303
Healthpeak Properties, Inc. REIT	3,461	55,653
Hilton Worldwide Holdings, Inc.	152	43,662
Hologic, Inc. (b)	913	68,009
Home Depot, Inc.	2,219	763,558
Huntington Bancshares, Inc.	1,672	29,009
IDEX Corp.	440	78,294
IDEXX Laboratories, Inc. (b)	237	160,338
Illumina, Inc. (b)	414	54,300
Incyte Corp. (b)	282	27,853
Insulet Corp. (b)	125	35,530
Intel Corp. (b)	11,485	423,796
Intercontinental Exchange, Inc.	1,266	205,041
International Business Machines Corp.	4,507	1,335,018
Intuit, Inc.	708	468,993
Security Description	Shares	Value
Intuitive Surgical, Inc. (b)	896	$507,459
IonQ, Inc. (a) (b)	800	35,896
IQVIA Holdings, Inc. (b)	831	187,316
Iron Mountain, Inc. REIT	779	64,618
Jack Henry & Associates, Inc.	90	16,423
Jacobs Solutions, Inc.	1,019	134,977
Johnson & Johnson	6,211	1,285,366
JPMorgan Chase & Co.	6,878	2,216,229
Kenvue, Inc.	1,062	18,320
Keurig Dr. Pepper, Inc.	3,111	87,139
Keysight Technologies, Inc. (b)	698	141,827
KKR & Co., Inc.	1,335	170,186
KLA Corp.	371	450,795
Labcorp Holdings, Inc.	162	40,643
Lam Research Corp.	2,241	383,614
Liberty Media Corp.-Liberty Formula One Class C (b)	754	74,277
Lowe's Cos., Inc.	602	145,178
Lululemon Athletica, Inc. (b)	400	83,124
M&T Bank Corp.	696	140,230
Markel Group, Inc. (b)	65	139,727
Marriott International, Inc. Class A	127	39,400
Marsh & McLennan Cos., Inc.	1,386	257,131
Marvell Technology, Inc.	10,301	875,379
Mastercard, Inc. Class A	1,929	1,101,228
McDonald's Corp.	1,914	584,976
Medtronic PLC	1,168	112,198
Merck & Co., Inc.	7,554	795,134
Meta Platforms, Inc. Class A	4,532	2,991,528
MetLife, Inc.	4,025	317,734
Mettler-Toledo International, Inc. (b)	77	107,353
Micron Technology, Inc.	1,422	405,853
Microsoft Corp.	15,106	7,305,564
Monolithic Power Systems, Inc.	81	73,415
Monster Beverage Corp. (b)	824	63,176
Moody's Corp.	736	375,986
Morgan Stanley	3,075	545,905
Motorola Solutions, Inc.	860	329,655
Nasdaq, Inc.	821	79,744
NetApp, Inc.	746	79,889
Netflix, Inc. (b)	9,190	861,654
Neurocrine Biosciences, Inc. (b)	168	23,827
Northern Trust Corp.	662	90,423
Novartis AG	6,134	848,579
NVIDIA Corp.	54,833	10,226,354
Old Dominion Freight Line, Inc.	168	26,342
Omnicom Group, Inc.	510	41,183
Oracle Corp.	5,015	977,474
Palantir Technologies, Inc. Class A (b)	3,921	696,958
Palo Alto Networks, Inc. (b)	1,136	209,251
Paychex, Inc.	874	98,045
Paycom Software, Inc.	81	12,908
PayPal Holdings, Inc.	2,346	136,959
Pentair PLC	3,387	352,722
Pfizer, Inc.	11,744	292,426

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pinterest, Inc. Class A (b)	736	$19,055
PNC Financial Services Group, Inc.	1,417	295,770
Progressive Corp.	1,337	304,462
Prologis, Inc. REIT	3,026	386,299
Prudential Financial, Inc.	1,798	202,958
Public Storage REIT	502	130,269
Qiagen NV	402	18,345
QUALCOMM, Inc.	2,560	437,888
Quanta Services, Inc.	1,016	428,813
Quest Diagnostics, Inc.	196	34,012
Raymond James Financial, Inc.	374	60,061
Realty Income Corp. REIT	1,802	101,579
Regency Centers Corp. REIT	265	18,293
Regeneron Pharmaceuticals, Inc.	206	159,005
Reliance, Inc.	426	123,059
ResMed, Inc.	510	122,844
Rivian Automotive, Inc. Class A (a) (b)	23,866	470,399
Robinhood Markets, Inc. Class A (b)	873	98,736
ROBLOX Corp. Class A (b)	300	24,309
Roche Holding AG	1,579	654,122
Rocket Lab Corp. (b)	700	48,832
Rockwell Automation, Inc.	465	180,918
Rollins, Inc.	640	38,413
Roper Technologies, Inc.	70	31,159
Ross Stores, Inc.	828	149,156
Royalty Pharma PLC Class A	2,700	104,328
S&P Global, Inc.	1,182	617,701
Salesforce, Inc.	3,209	850,096
Sanofi SA	2,561	248,803
Schneider Electric SE	4,322	1,192,347
ServiceNow, Inc. (b)	4,690	718,461
Sherwin-Williams Co.	3,441	1,114,987
Simon Property Group, Inc. REIT	1,319	244,160
Snap, Inc. Class A (b)	1,819	14,679
Snap-on, Inc.	79	27,223
Snowflake, Inc. (b)	943	206,856
Spotify Technology SA (b)	221	128,337
Starbucks Corp.	2,400	202,104
State Street Corp. (f)	286	36,897
STERIS PLC	201	50,958
Strategy, Inc. (a) (b)	398	60,476
Stryker Corp.	994	349,361
Super Micro Computer, Inc. (b)	1,088	31,846
Swiss Re AG	1,013	169,867
Synchrony Financial	2,100	175,203
T. Rowe Price Group, Inc.	623	63,783
Teradyne, Inc.	504	97,554
Tesla, Inc. (b)	7,235	3,253,724
Texas Instruments, Inc.	2,111	366,237
Thermo Fisher Scientific, Inc.	965	559,169
TJX Cos., Inc.	4,678	718,588
T-Mobile U.S., Inc.	862	175,020
Trade Desk, Inc. Class A (b)	664	25,205
Tradeweb Markets, Inc. Class A	198	21,293
TransUnion	203	17,407
Security Description	Shares	Value
Travelers Cos., Inc.	924	$268,015
Trimble, Inc. (b)	1,541	120,737
U.S. Bancorp	3,778	201,594
Uber Technologies, Inc. (b)	3,570	291,705
Ulta Beauty, Inc. (b)	221	133,707
United Rentals, Inc.	98	79,313
UnitedHealth Group, Inc.	2,021	667,152
Veeva Systems, Inc. Class A (b)	217	48,441
Ventas, Inc. REIT	670	51,845
Veralto Corp.	2,678	267,211
VeriSign, Inc.	121	29,397
Verisk Analytics, Inc.	252	56,370
Verizon Communications, Inc.	7,723	314,558
Vertex Pharmaceuticals, Inc. (b)	472	213,986
Vertiv Holdings Co. Class A	793	128,474
Visa, Inc. Class A	3,752	1,315,864
Vulcan Materials Co.	87	24,814
W.R. Berkley Corp.	1,816	127,338
Walmart, Inc.	1,654	184,272
Walt Disney Co.	3,933	447,457
Waste Management, Inc.	700	153,797
Waters Corp. (b)	84	31,906
Wells Fargo & Co.	5,342	497,874
Welltower, Inc. REIT	1,720	319,249
West Pharmaceutical Services, Inc.	90	24,763
Westinghouse Air Brake Technologies Corp.	665	141,944
Willis Towers Watson PLC	364	119,610
Workday, Inc. Class A (b)	155	33,291
WP Carey, Inc. REIT	378	24,328
WW Grainger, Inc.	30	30,272
Xylem, Inc.	7,490	1,019,988
Yum! Brands, Inc.	904	136,757
Zebra Technologies Corp. Class A (b)	58	14,084
Zillow Group, Inc. Class C (b)	326	22,240
Zoetis, Inc.	1,487	187,094
Zoom Communications, Inc. (b)	390	33,653
		120,669,230
TOTAL COMMON STOCKS (Cost $130,200,552)		178,372,417
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (g) (h)	1,248,839	1,248,839

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (i)	4,260,361	$4,260,361
TOTAL SHORT-TERM INVESTMENTS (Cost $5,509,200)		5,509,200
TOTAL INVESTMENTS — 102.2% (Cost $135,709,752)		183,881,617
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(3,908,141)
NET ASSETS — 100.0%		$179,973,476
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (long)	15	03/20/2026	$1,328,358	$1,332,563	$4,205

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$178,283,122	$89,295	$0(a)	$178,372,417
Short-Term Investments	5,509,200	—	—	5,509,200
TOTAL INVESTMENTS	$183,792,322	$89,295	$0	$183,881,617
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$4,205	$—	$—	$4,205
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,205	$—	$—	$4,205
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,202,613	$1,202,613	$3,374,833	$3,328,607	$—	$—	1,248,839	$1,248,839	$13,596
State Street Navigator Securities Lending Portfolio II	4,090,279	4,090,279	7,070,161	6,900,079	—	—	4,260,361	4,260,361	7,262
Total		$5,292,892	$10,444,994	$10,228,686	$—	$—		$5,509,200	$20,858
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 6.0%
ANZ Group Holdings Ltd. (a)	74,747	$1,811,368
APA Group Stapled Security	32,990	197,334
Aristocrat Leisure Ltd.	13,497	523,647
ASX Ltd. (a)	4,738	162,526
Brambles Ltd.	34,107	522,208
CAR Group Ltd.	9,244	189,616
Cochlear Ltd.	1,660	288,543
Coles Group Ltd.	32,613	466,277
Commonwealth Bank of Australia (a)	41,162	4,407,465
Computershare Ltd.	12,968	295,233
CSL Ltd.	11,859	1,365,346
Evolution Mining Ltd.	50,612	427,958
Fortescue Ltd. (a)	41,907	615,084
Goodman Group REIT	50,607	1,045,490
Insurance Australia Group Ltd.	59,581	317,058
Lottery Corp. Ltd.	55,770	191,902
Lynas Rare Earths Ltd. (a) (b)	21,773	180,620
Macquarie Group Ltd.	8,846	1,198,667
Medibank Pvt Ltd.	69,800	222,956
National Australia Bank Ltd. (a)	75,292	2,124,320
Northern Star Resources Ltd.	33,070	589,469
Pro Medicus Ltd. (a)	1,403	206,644
Qantas Airways Ltd.	18,763	129,876
QBE Insurance Group Ltd.	36,694	486,696
REA Group Ltd. (a)	1,281	156,658
Rio Tinto Ltd. (a)	9,052	886,253
Rio Tinto PLC	27,745	2,236,865
Scentre Group REIT	128,813	360,775
Sigma Healthcare Ltd. (a)	129,906	254,686
Sonic Healthcare Ltd.	11,179	168,551
Stockland REIT	61,460	234,842
Suncorp Group Ltd.	27,324	321,601
Telstra Group Ltd.	96,036	311,883
Transurban Group Stapled Security	75,923	719,442
Vicinity Ltd. REIT	101,176	172,721
Wesfarmers Ltd.	27,745	1,500,307
Westpac Banking Corp. (a)	84,075	2,164,124
WiseTech Global Ltd. (a)	5,078	231,824
Woolworths Group Ltd.	29,714	582,158
		28,268,993
AUSTRIA — 0.3%
Erste Group Bank AG	7,620	920,884
Raiffeisen Bank International AG	3,111	139,937
Verbund AG	1,647	119,928
		1,180,749
BELGIUM — 0.9%
Ageas SA	3,647	256,137
Anheuser-Busch InBev SA	24,168	1,558,288
D'ieteren Group	500	90,374
Elia Group SA	1,090	140,432
Groupe Bruxelles Lambert NV	2,058	183,573
Security Description	Shares	Value
KBC Group NV	5,711	$746,186
Lotus Bakeries NV (a)	9	82,975
Sofina SA	404	117,196
Syensqo SA (a)	1,749	140,830
UCB SA	3,082	863,650
		4,179,641
BRAZIL — 0.0% *
Yara International ASA	4,257	174,722
CHILE — 0.1%
Antofagasta PLC	9,627	424,591
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	92,000	465,939
Prosus NV	32,021	1,987,534
SITC International Holdings Co. Ltd.	30,000	107,381
Wharf Holdings Ltd. (a)	22,000	61,448
Wilmar International Ltd.	48,500	116,159
Yangzijiang Shipbuilding Holdings Ltd.	63,500	171,835
		2,910,296
DENMARK — 2.0%
Carlsberg AS Class B	2,339	307,179
Coloplast AS Class B	3,126	268,578
Danske Bank AS	16,282	815,687
Demant AS (b)	2,130	72,076
DSV AS	4,992	1,267,702
Genmab AS (b)	1,514	482,558
Novo Nordisk AS Class B	79,232	4,052,174
Novonesis Novozymes B Class B	8,724	559,414
Orsted AS (b) (c)	13,468	259,106
Pandora AS	1,965	218,636
Rockwool AS Class B	2,305	81,695
Tryg AS	8,358	218,820
Vestas Wind Systems AS	25,193	686,909
		9,290,534
FINLAND — 1.3%
Elisa OYJ (a)	3,507	155,443
Fortum OYJ	11,011	235,102
Kesko OYJ Class B (a)	6,884	155,635
Kone OYJ Class B	8,417	598,657
Metso OYJ	16,536	290,922
Neste OYJ	10,897	248,409
Nokia OYJ	129,140	845,097
Nordea Bank Abp (d)	72,948	1,376,459
Nordea Bank Abp (d)	2,951	55,747
Orion OYJ Class B	2,683	200,564
Sampo OYJ Class A	58,995	715,732
Stora Enso OYJ Class R (a)	14,422	181,321
UPM-Kymmene OYJ	13,219	384,866
Wartsila OYJ Abp	12,360	441,293
		5,885,247
FRANCE — 8.8%
Accor SA	4,876	276,138

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Aeroports de Paris SA	828	$108,330
Air Liquide SA	14,222	2,676,828
Airbus SE	14,620	3,406,621
Alstom SA (b)	8,702	257,239
Amundi SA (c)	1,461	121,141
AXA SA	42,638	2,051,122
BioMerieux	1,055	136,667
BNP Paribas SA	24,706	2,344,201
Bollore SE	17,636	99,296
Bouygues SA	4,697	244,652
Bureau Veritas SA	8,487	270,918
Capgemini SE	3,754	627,164
Carrefour SA	15,021	251,037
Cie de Saint-Gobain SA	10,971	1,120,471
Cie Generale des Etablissements Michelin SCA	16,597	551,829
Covivio SA REIT	1,383	92,015
Credit Agricole SA	26,534	546,908
Danone SA	15,826	1,427,099
Dassault Aviation SA	494	158,853
Dassault Systemes SE	16,286	455,990
Edenred SE	6,114	135,785
Eiffage SA	1,677	241,073
EssilorLuxottica SA	7,400	2,345,683
FDJ UNITED	2,886	80,059
Gecina SA REIT	1,107	105,179
Getlink SE	7,740	142,990
Hermes International SCA	773	1,926,458
Ipsen SA	924	129,138
Kering SA	1,815	641,620
Klepierre SA REIT	5,442	215,644
Legrand SA	6,401	956,622
L'Oreal SA	5,905	2,542,419
LVMH Moet Hennessy Louis Vuitton SE	6,148	4,657,237
Orange SA	45,390	756,978
Pernod Ricard SA	5,008	429,949
Publicis Groupe SA	5,567	579,412
Renault SA	4,708	195,848
Rexel SA	5,616	221,550
Safran SA	8,862	3,095,333
Sartorius Stedim Biotech	748	184,483
Societe Generale SA	17,265	1,393,428
Sodexo SA	2,216	113,733
Thales SA	2,309	623,173
Unibail-Rodamco-Westfield REIT (b)	2,813	306,454
Veolia Environnement SA	15,694	547,794
Vinci SA	12,203	1,720,535
		41,513,096
GERMANY — 10.2%
adidas AG	4,168	827,518
Allianz SE	9,500	4,356,918
BASF SE	21,802	1,137,647
Bayer AG	23,953	1,041,151
Bayerische Motoren Werke AG	6,836	747,779
Security Description	Shares	Value
Bayerische Motoren Werke AG Preference Shares	1,371	$147,331
Beiersdorf AG	2,446	269,115
Brenntag SE	2,991	174,094
Commerzbank AG	17,853	756,926
Continental AG	2,691	214,784
CTS Eventim AG & Co. KGaA	1,549	142,809
Daimler Truck Holding AG	11,763	515,578
Deutsche Bank AG	45,261	1,760,022
Deutsche Boerse AG	4,601	1,208,796
Deutsche Lufthansa AG	14,736	145,480
Deutsche Post AG	23,456	1,287,314
Deutsche Telekom AG	90,537	2,941,122
Dr. Ing hc F Porsche AG Preference Shares (c)	2,782	149,055
E.ON SE	54,813	1,038,049
Evonik Industries AG	6,205	97,361
Fresenius Medical Care AG	5,572	266,735
Fresenius SE & Co. KGaA	10,530	605,734
GEA Group AG	3,645	247,434
Hannover Rueck SE	1,508	471,459
Heidelberg Materials AG	3,263	854,588
Henkel AG & Co. KGaA	2,512	191,764
Henkel AG & Co. KGaA Preference Shares	3,993	326,301
Hensoldt AG	1,582	136,376
HOCHTIEF AG	368	145,651
Infineon Technologies AG	31,911	1,414,041
Knorr-Bremse AG	1,797	200,813
LEG Immobilien SE	1,832	133,937
Mercedes-Benz Group AG	17,645	1,244,841
Merck KGaA	3,217	463,208
MTU Aero Engines AG	1,308	545,805
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,213	2,121,467
Nemetschek SE	1,446	157,598
Porsche Automobil Holding SE Preference Shares	3,793	177,831
Rational AG	120	93,228
Rheinmetall AG	1,125	2,062,482
SAP SE	25,662	6,279,409
Sartorius AG Preference Shares	649	188,420
Scout24 SE (c)	1,910	192,467
Siemens AG	18,690	5,249,457
Siemens Energy AG (b)	19,074	2,697,137
Siemens Healthineers AG (c)	8,432	444,841
Symrise AG	3,291	266,229
Talanx AG	1,636	218,655
Volkswagen AG Preference Shares	5,105	620,841
Vonovia SE	18,737	540,019
Zalando SE (b) (c)	5,487	163,296
		47,680,913
HONG KONG — 1.8%
AIA Group Ltd.	258,600	2,654,608

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CK Asset Holdings Ltd.	47,515	$240,032
CK Infrastructure Holdings Ltd.	13,500	99,904
Futu Holdings Ltd. ADR (b)	1,350	221,683
Hang Seng Bank Ltd.	18,200	358,926
Henderson Land Development Co. Ltd. (a)	33,000	119,306
HKT Trust & HKT Ltd. Stapled Security	97,000	143,441
Hong Kong Exchanges & Clearing Ltd.	29,375	1,538,286
Hongkong Land Holdings Ltd.	26,700	185,565
Link REIT	65,630	292,926
MTR Corp. Ltd. (a)	38,631	147,903
Power Assets Holdings Ltd.	34,000	240,907
Prudential PLC	62,518	962,408
Sino Land Co. Ltd. (a)	97,908	128,557
Sun Hung Kai Properties Ltd.	36,000	438,003
Swire Pacific Ltd. Class A	8,000	64,444
Techtronic Industries Co. Ltd.	36,000	415,803
WH Group Ltd. (c)	199,310	222,010
Wharf Real Estate Investment Co. Ltd.	40,000	126,318
		8,601,030
IRELAND — 0.5%
AerCap Holdings NV	4,305	618,887
AIB Group PLC	53,275	575,633
Bank of Ireland Group PLC	23,999	461,540
Kerry Group PLC Class A	4,078	373,574
Kingspan Group PLC	3,847	335,018
		2,364,652
ISRAEL — 1.0%
Azrieli Group Ltd.	1,052	118,994
Bank Hapoalim BM	31,148	704,155
Bank Leumi Le-Israel BM	36,315	799,885
Check Point Software Technologies Ltd. (b)	2,156	400,067
Elbit Systems Ltd.	672	387,121
ICL Group Ltd.	19,915	114,350
Isracard Ltd.	—	1
Israel Discount Bank Ltd. Class A	30,961	328,543
Mizrahi Tefahot Bank Ltd.	3,961	276,404
Nice Ltd. (b)	1,604	179,721
Nova Ltd. (b)	731	244,523
Phoenix Financial Ltd.	5,632	232,907
Teva Pharmaceutical Industries Ltd. (b)	18,235	577,300
Teva Pharmaceutical Industries Ltd. ADR (b)	9,710	303,049
Wix.com Ltd. (b)	1,351	140,355
		4,807,375
ITALY — 3.4%
Banca Mediolanum SpA	5,570	127,367
Banca Monte dei Paschi di Siena SpA	47,984	514,520
Banco BPM SpA (a)	28,322	433,081
Security Description	Shares	Value
BPER Banca SpA	36,598	$498,597
Coca-Cola HBC AG	5,306	274,197
Davide Campari-Milano NV (a)	14,700	95,610
Enel SpA	199,923	2,084,317
Ferrari NV	3,079	1,152,462
FinecoBank Banca Fineco SpA	15,008	391,301
Generali	20,789	872,859
Infrastrutture Wireless Italiane SpA (a) (c)	6,962	64,472
Intesa Sanpaolo SpA	350,102	2,434,582
Leonardo SpA	9,843	568,295
Moncler SpA	5,660	365,075
Nexi SpA (a) (c)	13,760	68,213
Poste Italiane SpA (c)	11,544	291,223
Prysmian SpA	6,859	695,839
Recordati Industria Chimica e Farmaceutica SpA	2,851	162,529
Ryanair Holdings PLC	20,547	713,084
Snam SpA	49,379	328,009
Telecom Italia SpA (a) (b)	277,317	167,342
Terna - Rete Elettrica Nazionale	35,404	376,468
UniCredit SpA	34,462	2,870,410
Unipol Assicurazioni SpA	8,716	210,565
		15,760,417
IVORY COAST — 0.0% *
Endeavour Mining PLC	4,632	241,236
JAPAN — 21.5%
Advantest Corp.	18,800	2,355,022
Aeon Co. Ltd.	54,400	859,669
AGC, Inc.	4,900	162,338
Aisin Corp.	12,300	229,607
Ajinomoto Co., Inc.	22,000	465,559
ANA Holdings, Inc.	3,900	74,121
Asahi Group Holdings Ltd.	37,700	394,329
Asahi Kasei Corp.	32,100	284,455
Asics Corp.	17,500	419,232
Astellas Pharma, Inc.	45,200	603,551
Bandai Namco Holdings, Inc.	14,400	383,277
Bridgestone Corp. (a)	28,400	636,688
Canon, Inc. (a)	21,200	626,620
Capcom Co. Ltd.	8,900	207,304
Central Japan Railway Co.	19,100	528,481
Chiba Bank Ltd.	14,800	165,048
Chugai Pharmaceutical Co. Ltd.	16,500	867,712
Dai Nippon Printing Co. Ltd.	9,900	170,153
Daifuku Co. Ltd.	8,200	257,805
Dai-ichi Life Holdings, Inc.	87,000	723,497
Daiichi Sankyo Co. Ltd.	44,100	941,955
Daikin Industries Ltd.	6,600	845,501
Daito Trust Construction Co. Ltd.	7,300	139,065
Daiwa House Industry Co. Ltd.	13,400	444,373
Daiwa Securities Group, Inc.	33,700	294,656
Denso Corp.	42,700	587,876
Disco Corp.	2,200	676,092
East Japan Railway Co.	23,700	624,763

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ebara Corp.	11,100	$260,885
Eisai Co. Ltd.	6,500	193,244
FANUC Corp.	22,500	873,329
Fast Retailing Co. Ltd.	4,900	1,779,999
Fuji Electric Co. Ltd.	3,400	257,042
FUJIFILM Holdings Corp.	27,800	593,086
Fujikura Ltd.	6,300	700,960
Fujitsu Ltd.	43,200	1,193,102
Hankyu Hanshin Holdings, Inc.	6,400	160,995
Hikari Tsushin, Inc.	400	111,646
Hitachi Ltd.	112,600	3,521,421
Honda Motor Co. Ltd.	90,300	884,882
Hoya Corp.	8,500	1,284,395
Hulic Co. Ltd. (a)	11,000	120,320
IHI Corp.	23,700	416,483
Isuzu Motors Ltd.	12,500	194,544
Japan Airlines Co. Ltd.	3,100	57,453
Japan Exchange Group, Inc.	25,400	271,590
Japan Post Bank Co. Ltd.	43,600	614,453
Japan Post Holdings Co. Ltd.	44,700	470,684
Japan Post Insurance Co. Ltd.	4,200	126,259
Japan Tobacco, Inc.	29,200	1,050,675
JFE Holdings, Inc.	15,200	193,703
Kajima Corp.	10,200	379,706
Kansai Electric Power Co., Inc.	22,700	355,536
Kao Corp. (a)	11,500	459,354
Kawasaki Heavy Industries Ltd.	3,500	231,778
Kawasaki Kisen Kaisha Ltd. (a)	8,800	122,446
KDDI Corp.	71,800	1,240,679
Keyence Corp.	5,000	1,808,032
Kikkoman Corp. (a)	14,900	135,174
Kirin Holdings Co. Ltd. (a)	18,900	283,117
Kobe Bussan Co. Ltd.	3,300	79,792
Komatsu Ltd.	23,400	746,435
Konami Group Corp.	2,300	312,986
Kubota Corp.	23,900	337,965
Kyocera Corp.	31,200	437,212
Kyowa Kirin Co. Ltd. (a)	6,100	98,343
Lasertec Corp. (a)	1,900	359,345
LY Corp.	70,700	188,179
M3, Inc. (a)	10,600	142,961
Makita Corp.	5,500	166,216
MatsukiyoCocokara & Co.	8,300	143,606
Minebea Mitsumi, Inc.	8,900	178,346
Mitsubishi Chemical Group Corp.	30,400	177,480
Mitsubishi Electric Corp.	46,500	1,360,187
Mitsubishi Estate Co. Ltd.	26,000	633,806
Mitsubishi HC Capital, Inc.	21,000	175,642
Mitsubishi Heavy Industries Ltd.	78,200	1,915,774
Mitsubishi UFJ Financial Group, Inc. (a)	281,700	4,480,386
Mitsui Fudosan Co. Ltd.	65,700	746,300
Mitsui OSK Lines Ltd. (a)	7,900	237,386
Mizuho Financial Group, Inc.	61,170	2,224,435
MonotaRO Co. Ltd. (a)	6,900	110,073
Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	31,700	$744,847
Murata Manufacturing Co. Ltd.	41,000	849,061
NEC Corp.	31,500	1,067,115
Nexon Co. Ltd.	9,300	227,064
NIDEC Corp.	20,700	281,555
Nintendo Co. Ltd.	27,100	1,831,794
Nippon Building Fund, Inc. REIT (a)	193	175,953
Nippon Paint Holdings Co. Ltd. (a)	24,000	160,388
Nippon Sanso Holdings Corp.	3,800	113,167
Nippon Steel Corp.	117,600	481,519
Nippon Yusen KK (a)	9,900	320,726
Nissan Motor Co. Ltd. (a) (b)	55,500	138,126
Nitori Holdings Co. Ltd. (a)	10,200	178,465
Nitto Denko Corp.	16,600	393,435
Nomura Holdings, Inc.	74,300	616,698
Nomura Research Institute Ltd.	9,300	357,238
NTT, Inc.	728,400	732,838
Obayashi Corp.	15,500	323,261
Obic Co. Ltd.	7,900	248,070
Olympus Corp.	27,600	349,435
Oracle Corp. Japan	800	67,320
Oriental Land Co. Ltd. (a)	26,300	486,335
ORIX Corp.	28,300	822,216
Otsuka Corp.	6,300	129,903
Otsuka Holdings Co. Ltd.	10,600	600,043
Pan Pacific International Holdings Corp.	48,000	285,498
Panasonic Holdings Corp.	57,400	741,005
Rakuten Group, Inc. (b)	37,500	240,199
Recruit Holdings Co. Ltd.	34,600	1,952,893
Renesas Electronics Corp. (b)	44,100	602,086
Resona Holdings, Inc.	52,200	497,206
Ryohin Keikaku Co. Ltd.	12,200	216,533
Sanrio Co. Ltd.	4,100	128,615
SBI Holdings, Inc.	13,300	286,373
SCREEN Holdings Co. Ltd. (a)	1,900	184,733
Secom Co. Ltd.	9,600	341,324
Seibu Holdings, Inc.	5,200	142,785
Sekisui Chemical Co. Ltd.	9,300	156,340
Sekisui House Ltd.	14,600	325,821
Seven & i Holdings Co. Ltd.	50,500	725,065
SG Holdings Co. Ltd. (a)	8,000	73,163
Shimadzu Corp.	6,300	167,523
Shimano, Inc.	1,700	179,333
Shin-Etsu Chemical Co. Ltd.	41,000	1,274,637
Shionogi & Co. Ltd.	18,900	342,562
Shiseido Co. Ltd. (a)	9,600	139,518
SMC Corp.	1,300	451,676
SoftBank Corp.	701,400	961,184
SoftBank Group Corp.	94,800	2,661,138
Sompo Holdings, Inc.	21,800	742,128
Sony Group Corp.	151,100	3,879,080
Subaru Corp.	14,400	311,895
Sumitomo Electric Industries Ltd.	17,500	706,163

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sumitomo Metal Mining Co. Ltd.	6,100	$247,394
Sumitomo Mitsui Financial Group, Inc.	90,200	2,900,878
Sumitomo Mitsui Trust Group, Inc.	15,600	475,430
Sumitomo Realty & Development Co. Ltd.	15,000	376,280
Suntory Beverage & Food Ltd. (a)	3,100	93,488
Suzuki Motor Corp.	38,600	574,894
Sysmex Corp.	11,800	116,122
T&D Holdings, Inc.	11,000	253,692
Taisei Corp.	3,500	331,255
Takeda Pharmaceutical Co. Ltd. (a)	38,808	1,197,082
TDK Corp.	47,300	667,200
Terumo Corp.	32,100	464,876
TIS, Inc.	5,300	177,754
Toho Co. Ltd.	2,300	117,095
Tokio Marine Holdings, Inc.	45,000	1,670,005
Tokyo Electron Ltd.	10,900	2,386,602
Tokyo Metro Co. Ltd. (a)	7,500	76,294
Tokyu Corp.	12,400	144,770
TOPPAN Holdings, Inc.	5,800	172,470
Toray Industries, Inc.	35,400	230,361
Toyota Industries Corp.	3,800	431,529
Toyota Motor Corp.	233,000	4,988,663
Toyota Tsusho Corp.	16,900	568,634
Trend Micro, Inc.	2,800	116,148
Unicharm Corp.	28,800	164,445
West Japan Railway Co.	10,400	207,409
Yamaha Motor Co. Ltd. (a)	21,900	162,002
Yokogawa Electric Corp.	5,700	182,406
Yokohama Financial Group, Inc.	26,700	220,335
Zensho Holdings Co. Ltd.	2,200	125,969
ZOZO, Inc.	11,000	90,599
		100,913,705
LUXEMBOURG — 0.2%
ArcelorMittal SA	11,663	535,440
CVC Capital Partners PLC (c)	5,266	88,440
Eurofins Scientific SE	2,953	216,413
		840,293
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	50,000	246,162
Sands China Ltd.	61,600	155,118
		401,280
MEXICO — 0.1%
Fresnillo PLC	5,512	247,180
NETHERLANDS — 4.7%
ABN AMRO Bank NV Dutch Certificate (c)	14,529	508,324
Adyen NV (b) (c)	617	996,375
Akzo Nobel NV	4,255	295,839
Argenx SE (b)	1,519	1,278,764
ASM International NV	1,140	693,001
ASML Holding NV	9,537	10,320,357
Security Description	Shares	Value
ASR Nederland NV	3,906	$278,088
BE Semiconductor Industries NV (a)	1,824	286,519
Euronext NV (c)	1,838	276,306
EXOR NV	2,386	203,022
Heineken Holding NV (a)	3,213	235,467
Heineken NV	7,009	574,081
IMCD NV (a)	1,466	133,160
ING Groep NV (a)	74,272	2,094,363
JDE Peet's NV	4,234	158,428
Koninklijke Ahold Delhaize NV	21,889	896,422
Koninklijke KPN NV	96,303	449,698
Koninklijke Philips NV	19,189	523,749
NN Group NV	6,639	512,586
Randstad NV (a)	2,585	98,274
Universal Music Group NV	26,823	700,296
Wolters Kluwer NV	5,660	587,231
		22,100,350
NEW ZEALAND — 0.3%
Auckland International Airport Ltd.	42,136	201,838
Contact Energy Ltd. (a)	21,497	114,347
Fisher & Paykel Healthcare Corp. Ltd.	14,506	314,898
Infratil Ltd. (a)	22,929	146,093
Meridian Energy Ltd. (a)	33,260	107,107
Xero Ltd. (b)	4,083	310,448
		1,194,731
NORWAY — 0.4%
DNB Bank ASA	21,570	601,967
Gjensidige Forsikring ASA	4,972	148,861
Kongsberg Gruppen ASA	11,126	285,241
Mowi ASA	11,834	285,325
Norsk Hydro ASA	34,432	266,940
Orkla ASA	17,603	196,329
Salmar ASA	1,702	104,194
Telenor ASA	15,591	226,751
		2,115,608
POLAND — 0.0% *
InPost SA (a) (b)	6,623	81,440
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	180,502	189,986
EDP SA	77,081	354,416
Jeronimo Martins SGPS SA	7,251	172,533
		716,935
SINGAPORE — 1.9%
CapitaLand Ascendas REIT	94,870	208,773
CapitaLand Integrated Commercial Trust REIT	147,613	274,335
CapitaLand Investment Ltd.	61,305	129,189
DBS Group Holdings Ltd.	52,450	2,298,664
Grab Holdings Ltd. Class A (b)	57,366	286,256
Keppel Ltd.	36,700	295,369

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	82,789	$1,272,092
Sea Ltd. ADR (b)	9,350	1,192,780
Sembcorp Industries Ltd. (a)	22,500	105,327
Singapore Airlines Ltd. (a)	37,800	188,118
Singapore Exchange Ltd.	21,400	282,227
Singapore Technologies Engineering Ltd.	39,300	257,314
Singapore Telecommunications Ltd.	181,300	641,458
STMicroelectronics NV	16,406	432,375
United Overseas Bank Ltd.	30,371	827,999
		8,692,276
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	4,632	123,598
SPAIN — 3.9%
Abertis Infraestructuras SA (b) (e)	132	—
Acciona SA (a)	646	141,041
ACS Actividades de Construccion y Servicios SA	4,280	426,511
Aena SME SA (c)	18,686	522,749
Amadeus IT Group SA	10,988	810,942
Banco Bilbao Vizcaya Argentaria SA	141,812	3,339,351
Banco de Sabadell SA (a)	117,887	465,893
Banco Santander SA	366,153	4,330,388
Bankinter SA	16,805	279,372
CaixaBank SA	95,152	1,167,243
Cellnex Telecom SA (a) (b) (c)	12,323	396,988
EDP Renovaveis SA (a)	7,702	108,909
Endesa SA (a)	8,018	288,435
Grifols SA (a)	7,812	98,170
Iberdrola SA	156,168	3,386,695
Industria de Diseno Textil SA	26,814	1,774,243
Mapfre SA	21,701	109,134
Redeia Corp. SA (a)	10,273	183,028
Telefonica SA (a)	91,860	376,842
		18,205,934
SWEDEN — 3.5%
AddTech AB Class B	6,594	234,182
Alfa Laval AB	7,292	368,365
Assa Abloy AB Class B	24,457	952,143
Atlas Copco AB Class A	65,595	1,181,504
Atlas Copco AB Class B	37,975	613,776
Beijer Ref AB (a)	9,532	154,166
Boliden AB (b)	6,869	383,880
Epiroc AB Class A	16,664	379,417
Epiroc AB Class B	9,931	201,124
EQT AB (a)	11,982	472,844
Essity AB Class B	15,108	434,616
Evolution AB (c)	3,195	218,273
Fastighets AB Balder Class B (a) (b)	17,778	131,520
H & M Hennes & Mauritz AB Class B (a)	11,862	239,201
Security Description	Shares	Value
Hexagon AB Class B	50,533	$600,226
Holmen AB Class B	2,009	77,232
Industrivarden AB Class A	2,958	133,288
Industrivarden AB Class C (a)	3,802	171,154
Indutrade AB	6,601	172,135
Investment AB Latour Class B (a)	3,671	89,756
Investor AB Class B	44,548	1,596,592
L E Lundbergforetagen AB Class B (a)	1,887	104,699
Lifco AB Class B (a)	5,793	221,193
Nibe Industrier AB Class B (a)	36,722	141,888
Saab AB Class B	8,035	468,566
Sagax AB Class B (a)	5,394	115,618
Sandvik AB	25,998	847,724
Securitas AB Class B	12,085	192,966
Skandinaviska Enskilda Banken AB Class A	36,891	780,734
Skanska AB Class B	8,381	229,371
SKF AB Class B	8,727	232,687
Svenska Cellulosa AB SCA Class B	14,790	196,691
Svenska Handelsbanken AB Class A	36,117	526,350
Swedbank AB Class A	20,676	720,166
Swedish Orphan Biovitrum AB (b)	4,796	173,136
Tele2 AB Class B	13,355	223,892
Telefonaktiebolaget LM Ericsson Class B	68,856	676,699
Telia Co. AB	59,217	252,958
Trelleborg AB Class B	5,058	215,459
Volvo AB Class A	5,071	163,041
Volvo AB Class B	33,742	1,083,032
		16,372,264
SWITZERLAND — 5.3%
ABB Ltd.	38,572	2,883,224
Avolta AG	2,310	137,448
Banque Cantonale Vaudoise (a)	710	89,977
Barry Callebaut AG (a)	85	140,120
Belimo Holding AG	249	245,464
BKW AG	546	116,057
Chocoladefabriken Lindt & Spruengli AG (d)	22	321,843
Chocoladefabriken Lindt & Spruengli AG (d)	2	293,847
Cie Financiere Richemont SA Class A	13,230	2,873,110
DSM-Firmenich AG	4,179	337,476
EMS-Chemie Holding AG	173	119,992
Galderma Group AG	3,770	771,369
Geberit AG	841	657,726
Givaudan SA	223	885,526
Helvetia Baloise Holding AG	1,957	516,762
Julius Baer Group Ltd.	4,991	393,106
Kuehne & Nagel International AG	1,201	259,604
Logitech International SA	3,705	381,326
Lonza Group AG	1,718	1,166,223

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Partners Group Holding AG	565	$700,607
Sandoz Group AG	10,354	755,917
Schindler Holding AG (d)	1,026	387,478
Schindler Holding AG (d)	571	202,886
SGS SA	4,131	473,768
Sika AG	3,714	762,255
Sonova Holding AG	1,242	324,668
Straumann Holding AG	2,765	326,181
Swatch Group AG (a)	1,197	52,065
Swatch Group AG Bearer Shares (a)	468	99,389
Swiss Life Holding AG	698	807,733
Swiss Prime Site AG	2,038	316,922
Swisscom AG (a)	642	466,357
UBS Group AG	78,107	3,643,843
VAT Group AG (a) (c)	681	331,711
Zurich Insurance Group AG	3,598	2,733,072
		24,975,052
UNITED KINGDOM — 12.0%
3i Group PLC	24,272	1,065,273
Admiral Group PLC	6,452	275,621
Ashtead Group PLC	10,266	702,289
Associated British Foods PLC (a)	8,182	234,080
AstraZeneca PLC	38,108	7,068,361
Auto Trader Group PLC (c)	22,386	176,567
Aviva PLC	76,204	701,497
BAE Systems PLC	73,501	1,694,503
Barclays PLC	343,219	2,197,207
Barratt Redrow PLC	33,335	170,875
British American Tobacco PLC	53,795	3,049,122
BT Group PLC	148,898	368,606
Bunzl PLC	8,237	230,004
Coca-Cola Europacific Partners PLC (d)	358	32,471
Coca-Cola Europacific Partners PLC (d)	4,732	430,706
Compass Group PLC	41,493	1,319,352
DCC PLC	2,495	155,378
Diageo PLC	54,402	1,173,335
Entain PLC	14,969	154,348
Halma PLC	9,211	438,332
Hikma Pharmaceuticals PLC	4,050	84,435
HSBC Holdings PLC	423,099	6,679,968
Imperial Brands PLC	18,666	783,078
Informa PLC	31,372	373,020
InterContinental Hotels Group PLC	3,515	494,533
International Consolidated Airlines Group SA	30,977	172,773
Intertek Group PLC	3,947	245,590
J Sainsbury PLC	44,587	194,908
JD Sports Fashion PLC	68,316	77,609
Kingfisher PLC	44,506	187,191
Land Securities Group PLC REIT	17,868	149,487
Legal & General Group PLC	142,895	503,374
Lloyds Banking Group PLC	1,448,060	1,913,433
Security Description	Shares	Value
London Stock Exchange Group PLC	11,416	$1,374,587
M&G PLC	58,439	225,120
Marks & Spencer Group PLC	50,223	222,923
Melrose Industries PLC	32,287	255,528
National Grid PLC	122,133	1,875,198
NatWest Group PLC	196,476	1,722,512
Next PLC	2,830	520,728
Pearson PLC	14,613	206,380
Phoenix Group Holdings PLC	17,238	170,881
Reckitt Benckiser Group PLC	16,497	1,331,801
RELX PLC (d)	25,516	1,036,473
RELX PLC (d)	19,134	779,327
Rentokil Initial PLC	62,015	373,274
Rolls-Royce Holdings PLC	207,102	3,203,468
Sage Group PLC	24,118	351,324
Schroders PLC	18,058	98,856
Segro PLC REIT (a)	31,468	304,917
Severn Trent PLC	6,641	249,127
Smith & Nephew PLC	19,500	324,840
Smiths Group PLC	7,865	248,814
Spirax Group PLC	1,815	166,494
SSE PLC	29,419	862,231
Standard Chartered PLC	47,513	1,164,392
Tesco PLC	158,646	942,743
Unilever PLC	53,572	3,501,610
United Utilities Group PLC	17,360	278,800
Vodafone Group PLC	466,010	619,786
Whitbread PLC	4,343	148,959
Wise PLC Class A (b)	17,113	205,089
		56,263,508
UNITED STATES — 8.5%
Aegon Ltd.	32,240	251,419
Alcon AG	12,197	974,221
AP Moller - Maersk AS Class A	77	177,256
AP Moller - Maersk AS Class B	98	225,599
Buzzi SpA	1,818	111,028
CyberArk Software Ltd. (b)	1,252	558,467
Experian PLC	22,399	1,013,197
Ferrovial SE	12,638	821,395
GSK PLC	99,913	2,451,908
Haleon PLC	217,501	1,096,476
Holcim AG	12,464	1,223,352
Monday.com Ltd. (b)	1,107	163,349
Nestle SA	63,324	6,293,634
Novartis AG	46,725	6,463,945
Qiagen NV	5,280	240,944
Roche Holding AG	17,268	7,153,497
Roche Holding AG Bearer Shares	772	326,632
Sanofi SA	27,157	2,638,317
Schneider Electric SE	13,489	3,721,324
Spotify Technology SA (b)	3,862	2,242,702
Stellantis NV (a)	50,203	557,830
Swiss Re AG	7,302	1,224,450

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tenaris SA	9,348	$181,259
		40,112,201
TOTAL COMMON STOCKS (Cost $360,408,697)		466,639,847
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	1,013,005	1,013,005
State Street Navigator Securities Lending Portfolio II (h) (i)	13,994,286	13,994,286
TOTAL SHORT-TERM INVESTMENTS (Cost $15,007,291)		15,007,291
TOTAL INVESTMENTS — 102.7% (Cost $375,415,988)		481,647,138
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(12,496,860)
NET ASSETS — 100.0%		$469,150,278
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$466,639,847	$—	$0(a)	$466,639,847
Short-Term Investments	15,007,291	—	—	15,007,291
TOTAL INVESTMENTS	$481,647,138	$—	$0	$481,647,138
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	456,696	$456,696	$9,932,197	$9,375,888	$—	$—	1,013,005	$1,013,005	$6,932
State Street Navigator Securities Lending Portfolio II	11,344,922	11,344,922	27,577,275	24,927,911	—	—	13,994,286	13,994,286	12,475
Total		$11,801,618	$37,509,472	$34,303,799	$—	$—		$15,007,291	$19,407
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.2%
AUSTRALIA — 0.4%
Anglogold Ashanti PLC	4,602	$398,030
BRAZIL — 3.9%
Ambev SA	45,674	115,524
Axia Energia	10,853	100,236
B3 SA - Brasil Bolsa Balcao	48,783	123,655
Banco Bradesco SA	15,402	43,847
Banco Bradesco SA Preference Shares	47,666	158,227
Banco BTG Pactual SA	11,381	109,205
Banco do Brasil SA	16,627	66,511
BB Seguridade Participacoes SA	6,758	44,583
Caixa Seguridade Participacoes SA	5,775	17,516
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,774	116,210
Cia Energetica de Minas Gerais Preference Shares	17,502	35,772
Cia Paranaense de Energia - Copel	10,501	25,066
CPFL Energia SA	2,188	21,278
Embraer SA	6,825	110,351
Energisa SA	2,600	22,376
Engie Brasil Energia SA	2,816	16,121
Equatorial SA	11,437	80,355
Gerdau SA Preference Shares	12,956	48,209
Itau Unibanco Holding SA Preference Shares	50,150	359,028
Itausa SA Preference Shares	56,937	121,360
Klabin SA	8,088	27,689
Localiza Rent a Car SA	8,894	70,717
MBRF Global Foods Co. SA	4,900	17,866
Motiva Infraestrutura de Mobilidade SA	9,714	26,697
NU Holdings Ltd. Class A (a)	31,057	519,894
Raia Drogasil SA	12,675	54,241
Rede D'Or Sao Luiz SA (b)	7,702	57,079
Rumo SA	12,540	33,777
StoneCo Ltd. Class A (a)	1,800	26,622
Suzano SA	6,548	61,480
Telefonica Brasil SA	7,838	47,345
TIM SA	8,218	32,004
TOTVS SA	5,352	41,099
Ultrapar Participacoes SA	7,001	26,702
Vale SA	33,185	435,785
Vibra Energia SA	10,405	48,095
WEG SA	15,888	140,650
XP, Inc. Class A	3,500	57,295
		3,460,467
CHILE — 0.6%
Banco de Chile	439,047	84,734
Banco de Credito e Inversiones SA	845	54,735
Banco Santander Chile	637,031	50,238
Cencosud SA	12,334	39,605
Empresas CMPC SA	10,865	17,040
Empresas Copec SA	3,767	29,498
Security Description	Shares	Value
Enel Americas SA	133,078	$12,644
Enel Chile SA	267,215	21,930
Falabella SA	5,998	41,806
Latam Airlines Group SA	2,474,846	66,951
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	1,350	95,533
		514,714
CHINA — 27.7%
360 Security Technology, Inc. Class A	4,100	6,561
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,200	4,057
3SBio, Inc. (b) (c)	17,000	52,812
AAC Technologies Holdings, Inc.	8,000	40,085
Advanced Micro-Fabrication Equipment, Inc. China Class A	360	14,066
AECC Aviation Power Co. Ltd. Class A	1,552	8,901
Agricultural Bank of China Ltd. Class A	47,400	52,154
Agricultural Bank of China Ltd. Class H	263,000	195,303
Aier Eye Hospital Group Co. Ltd. Class A	4,380	6,890
Air China Ltd. Class A (a)	6,800	9,128
Airtac International Group	1,092	32,322
Akeso, Inc. (a) (b) (c)	6,000	87,107
Alibaba Group Holding Ltd.	148,700	2,728,125
Alibaba Group Holding Ltd. ADR	1,335	195,685
Alibaba Health Information Technology Ltd. (a) (c)	56,000	36,333
Anhui Conch Cement Co. Ltd. Class A	2,300	7,203
Anhui Conch Cement Co. Ltd. Class H	12,000	34,041
Anhui Gujing Distillery Co. Ltd. Class A	274	5,205
Anhui Gujing Distillery Co. Ltd. Class B	1,000	11,222
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	1,100	7,801
Anker Innovations Technology Co. Ltd. Class A	400	6,555
ANTA Sports Products Ltd.	11,895	123,099
Autohome, Inc. ADR	543	12,087
Avary Holding Shenzhen Co. Ltd. Class A	1,200	8,696
AviChina Industry & Technology Co. Ltd. Class H (c)	24,000	12,241
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	3,100	3,566
Baidu, Inc. Class A (a)	20,262	342,321
Bank of Beijing Co. Ltd. Class A	12,200	9,578
Bank of Changsha Co. Ltd. Class A	5,100	7,087
Bank of Chengdu Co. Ltd. Class A	2,200	5,081

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bank of China Ltd. Class A	20,362	$16,716
Bank of China Ltd. Class H	649,509	372,173
Bank of Communications Co. Ltd. Class A	30,900	32,096
Bank of Communications Co. Ltd. Class H	85,000	70,437
Bank of Hangzhou Co. Ltd. Class A	3,378	7,395
Bank of Jiangsu Co. Ltd. Class A	10,700	15,943
Bank of Nanjing Co. Ltd. Class A	6,100	9,989
Bank of Ningbo Co. Ltd. Class A	3,800	15,293
Bank of Shanghai Co. Ltd. Class A	8,200	11,865
Beijing Enlight Media Co. Ltd. Class A	1,700	3,989
Beijing Kingsoft Office Software, Inc. Class A	267	11,746
Beijing New Building Materials PLC Class A	1,004	3,592
Beijing Tiantan Biological Products Corp. Ltd. Class A	1,000	2,341
Beijing Tong Ren Tang Co. Ltd. Class A	822	3,799
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	700	4,507
Beijing Yanjing Brewery Co. Ltd. Class A	3,500	5,631
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	28,300	20,881
Bilibili, Inc. Class Z (a) (c)	2,255	55,886
BOC Aviation Ltd. (b)	2,000	18,706
BOE Technology Group Co. Ltd. Class A	21,500	12,968
Bosideng International Holdings Ltd.	44,000	25,212
BYD Co. Ltd. Class A	3,200	44,800
BYD Co. Ltd. Class H	33,706	412,908
BYD Electronic International Co. Ltd. (c)	7,000	30,254
C&D International Investment Group Ltd.	8,733	17,559
Caitong Securities Co. Ltd. Class A	2,810	3,511
Cambricon Technologies Corp. Ltd. Class A (a)	241	46,804
Capital Securities Co. Ltd. Class A	2,400	6,461
CGN Power Co. Ltd. Class A	9,200	4,956
CGN Power Co. Ltd. Class H (b)	102,000	38,397
Changchun High-Tech Industry Group Co. Ltd. Class A	274	3,633
Changjiang Securities Co. Ltd. Class A	3,196	3,732
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	400	7,070
Chaozhou Three-Circle Group Co. Ltd. Class A	1,000	6,554
Chifeng Jilong Gold Mining Co. Ltd. Class A	1,900	8,504
China CITIC Bank Corp. Ltd. Class A	11,500	12,686
China CITIC Bank Corp. Ltd. Class H	78,000	69,547
Security Description	Shares	Value
China CITIC Financial Asset Management Co. Ltd. Class H (a) (b)	135,000	$14,396
China Communications Services Corp. Ltd. Class H	20,000	11,512
China Construction Bank Corp. Class A	12,144	16,146
China Construction Bank Corp. Class H	884,340	873,717
China CSSC Holdings Ltd. Class A	5,300	25,255
China Eastern Airlines Corp. Ltd. Class A (a)	9,800	8,424
China Energy Engineering Corp. Ltd. Class A	18,800	6,330
China Everbright Bank Co. Ltd. Class A	26,800	13,400
China Feihe Ltd. (b)	34,000	17,735
China Galaxy Securities Co. Ltd. Class A	4,200	9,459
China Galaxy Securities Co. Ltd. Class H	34,500	44,458
China Gold International Resources Corp. Ltd.	2,000	40,316
China Greatwall Technology Group Co. Ltd. Class A (a)	1,800	3,716
China Hongqiao Group Ltd.	27,000	113,155
China International Capital Corp. Ltd. Class A	1,600	8,023
China International Capital Corp. Ltd. Class H (b)	15,200	38,217
China Jushi Co. Ltd. Class A	2,400	5,880
China Life Insurance Co. Ltd. Class A	1,552	10,117
China Life Insurance Co. Ltd. Class H	68,000	239,203
China Literature Ltd. (a) (b) (c)	3,800	16,101
China Longyuan Power Group Corp. Ltd. Class H (c)	24,000	20,474
China Mengniu Dairy Co. Ltd.	31,000	59,383
China Merchants Bank Co. Ltd. Class A	11,900	71,776
China Merchants Bank Co. Ltd. Class H (c)	35,500	240,817
China Merchants Energy Shipping Co. Ltd. Class A	4,800	6,175
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	3,200	4,621
China Merchants Port Holdings Co. Ltd.	13,989	27,211
China Merchants Securities Co. Ltd. Class A	4,292	10,232
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,296	6,556
China Minsheng Banking Corp. Ltd. Class A	20,500	11,249
China Minsheng Banking Corp. Ltd. Class H	64,300	32,466

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China National Building Material Co. Ltd. Class H	30,554	$20,098
China National Chemical Engineering Co. Ltd. Class A	3,400	3,668
China National Nuclear Power Co. Ltd. Class A	11,000	13,632
China National Software & Service Co. Ltd. Class A (a)	600	3,980
China Nonferrous Mining Corp. Ltd.	10,000	18,950
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	2,100	13,876
China Oilfield Services Ltd. Class H	20,000	17,961
China Overseas Land & Investment Ltd.	36,500	57,445
China Pacific Insurance Group Co. Ltd. Class A	3,900	23,417
China Pacific Insurance Group Co. Ltd. Class H	24,800	112,155
China Railway Group Ltd. Class A	11,870	9,200
China Railway Group Ltd. Class H	40,000	19,683
China Railway Signal & Communication Corp. Ltd. Class A	4,163	3,262
China Resources Beer Holdings Co. Ltd.	15,500	52,214
China Resources Gas Group Ltd.	9,000	26,155
China Resources Land Ltd.	31,000	108,332
China Resources Microelectronics Ltd. Class A	768	5,816
China Resources Mixc Lifestyle Services Ltd. (b)	7,200	39,721
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,068	4,355
China Ruyi Holdings Ltd. (a) (c)	84,000	23,635
China Southern Airlines Co. Ltd. Class A (a)	6,500	7,459
China State Construction Engineering Corp. Ltd. Class A	24,100	17,713
China State Construction International Holdings Ltd.	12,000	14,045
China Taiping Insurance Holdings Co. Ltd.	14,030	33,689
China Three Gorges Renewables Group Co. Ltd. Class A	16,600	9,727
China Tourism Group Duty Free Corp. Ltd. Class A	1,000	13,547
China Tower Corp. Ltd. Class H (b)	41,600	61,784
China United Network Communications Ltd. Class A	18,446	13,504
China Vanke Co. Ltd. Class A (a)	5,500	3,664
China Vanke Co. Ltd. Class H (a) (c)	19,900	8,386
China XD Electric Co. Ltd. Class A	3,100	4,042
China Yangtze Power Co. Ltd. Class A	14,100	54,926
China Zheshang Bank Co. Ltd. Class A	12,500	5,444
Chongqing Changan Automobile Co. Ltd. Class A	4,840	8,224
Security Description	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class A	5,300	$4,905
Chongqing Rural Commercial Bank Co. Ltd. Class H	22,000	17,383
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	1,300	3,515
Chow Tai Fook Jewellery Group Ltd.	20,200	32,155
Citic Pacific Special Steel Group Co. Ltd. Class A	4,100	9,616
CITIC Securities Co. Ltd. Class A	7,300	30,026
CITIC Securities Co. Ltd. Class H	15,250	53,684
CMOC Group Ltd. Class A	10,228	29,307
CMOC Group Ltd. Class H	33,000	81,573
CNPC Capital Co. Ltd. Class A	5,000	6,877
Contemporary Amperex Technology Co. Ltd. Class A	2,380	125,227
Contemporary Amperex Technology Co. Ltd. Class H (c)	700	45,462
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	2,000	3,347
COSCO SHIPPING Holdings Co. Ltd. Class A	7,300	15,876
COSCO SHIPPING Holdings Co. Ltd. Class H (c)	24,850	43,899
CRRC Corp. Ltd. Class A	14,000	13,679
CRRC Corp. Ltd. Class H	42,000	32,268
CSC Financial Co. Ltd. Class A	2,600	9,972
CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,300	6,718
CSPC Pharmaceutical Group Ltd.	78,640	85,172
Daqin Railway Co. Ltd. Class A	10,600	7,836
Dongfang Electric Corp. Ltd. Class A	1,500	5,218
East Money Information Co. Ltd. Class A	9,216	30,606
Eastroc Beverage Group Co. Ltd. Class A	300	11,492
Empyrean Technology Co. Ltd. Class A	300	4,570
ENN Energy Holdings Ltd.	7,400	65,790
ENN Natural Gas Co. Ltd. Class A	1,400	4,164
Eoptolink Technology, Inc. Ltd. Class A	600	37,039
Eve Energy Co. Ltd. Class A	1,000	9,421
Everbright Securities Co. Ltd. Class A	2,300	5,783
Far East Horizon Ltd.	18,000	18,593
Flat Glass Group Co. Ltd. Class A (a)	1,000	2,245
Focus Media Information Technology Co. Ltd. Class A	8,400	8,869
Foshan Haitian Flavouring & Food Co. Ltd. Class A	2,588	13,726
Founder Securities Co. Ltd. Class A	4,900	5,476
Foxconn Industrial Internet Co. Ltd. Class A	7,400	65,784
Fuyao Glass Industry Group Co. Ltd. Class A	1,096	10,170

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class H (b)	6,000	$51,802
Ganfeng Lithium Group Co. Ltd. Class A	932	8,397
Ganfeng Lithium Group Co. Ltd. Class H (b) (c)	3,600	24,028
GCL Technology Holdings Ltd. (a) (c)	207,000	28,190
GDS Holdings Ltd. Class A (a)	10,000	43,297
Geely Automobile Holdings Ltd.	56,000	128,785
Genscript Biotech Corp. (a)	12,000	19,148
GF Securities Co. Ltd. Class A	3,378	10,657
GF Securities Co. Ltd. Class H	6,000	13,575
Giant Biogene Holding Co. Ltd. (b) (c)	4,200	17,958
Giant Network Group Co. Ltd. Class A	1,800	11,164
GigaDevice Semiconductor, Inc. Class A	400	12,278
GoerTek, Inc. Class A	2,008	8,265
Goldwind Science & Technology Co. Ltd. Class A	1,939	5,667
Goneo Group Co. Ltd. Class A	560	3,276
Gotion High-tech Co. Ltd. Class A	1,096	6,141
Great Wall Motor Co. Ltd. Class A	1,300	4,215
Great Wall Motor Co. Ltd. Class H	22,713	44,647
Gree Electric Appliances, Inc. of Zhuhai Class A	1,600	9,220
Guangdong Haid Group Co. Ltd. Class A	1,004	7,966
Guangdong Investment Ltd.	26,801	23,380
Guangzhou Automobile Group Co. Ltd. Class A	2,922	3,416
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,800	6,638
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,000	6,638
Guosen Securities Co. Ltd. Class A	3,652	6,865
Guotai Haitong Securities Co. Ltd.	7,824	23,035
Guotai Haitong Securities Co. Ltd. Class H (b)	18,600	39,764
H World Group Ltd. ADR	1,928	90,712
Haidilao International Holding Ltd. (b) (c)	15,000	27,462
Haier Smart Home Co. Ltd. Class A	3,500	13,082
Haier Smart Home Co. Ltd. Class H	23,200	72,371
Hainan Airlines Holding Co. Ltd. Class A (a)	24,800	6,431
Hainan Airport Infrastructure Co. Ltd. Class A	6,700	5,116
Haitian International Holdings Ltd.	7,000	19,929
Hangzhou First Applied Material Co. Ltd. Class A	1,396	2,792
Hangzhou Silan Microelectronics Co. Ltd. Class A	1,004	4,087
Hangzhou Tigermed Consulting Co. Ltd. Class A	200	1,625
Security Description	Shares	Value
Hansoh Pharmaceutical Group Co. Ltd. (b) (c)	12,000	$55,625
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,000	7,585
Hengan International Group Co. Ltd.	5,500	19,715
Hengli Petrochemical Co. Ltd. Class A	4,566	14,738
Hengtong Optic-electric Co. Ltd. Class A	1,370	4,854
Hgtech Co. Ltd. Class A	1,100	12,502
Hithink RoyalFlush Information Network Co. Ltd. Class A	300	13,847
Horizon Robotics (a)	42,000	46,730
Hoshine Silicon Industry Co. Ltd. Class A	500	3,775
Hua Hong Semiconductor Ltd. Class H (a) (b)	7,000	66,821
Huadong Medicine Co. Ltd. Class A	1,096	6,194
Huaneng Power International, Inc. Class A	5,296	5,660
Huaneng Power International, Inc. Class H	40,000	29,447
Huaqin Technology Co. Ltd. Class A	500	6,500
Huatai Securities Co. Ltd. Class A	4,200	14,195
Huatai Securities Co. Ltd. Class H (b)	12,400	29,982
Huaxia Bank Co. Ltd. Class A	7,600	7,480
Huayu Automotive Systems Co. Ltd. Class A	1,800	5,158
Huizhou Desay Sv Automotive Co. Ltd. Class A	400	6,894
Hunan Valin Steel Co. Ltd. Class A	9,040	7,279
Hundsun Technologies, Inc. Class A	1,096	4,734
Hwatsing Technology Co. Ltd. Class A	430	9,246
Hygon Information Technology Co. Ltd. Class A	1,284	41,281
IEIT Systems Co. Ltd. Class A	1,000	9,542
Iflytek Co. Ltd. Class A	1,278	9,208
Imeik Technology Development Co. Ltd. Class A	200	4,061
Industrial & Commercial Bank of China Ltd. Class A	35,000	39,764
Industrial & Commercial Bank of China Ltd. Class H	596,857	482,332
Industrial Bank Co. Ltd. Class A	11,500	34,698
Industrial Securities Co. Ltd. Class A	5,100	5,422
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	26,298	8,967
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	4,930	3,404
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,600	14,751
Innovent Biologics, Inc. (a) (b)	13,000	127,353
Isoftstone Information Technology Group Co. Ltd. Class A	600	4,077

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
JA Solar Technology Co. Ltd. Class A (a)	1,476	$2,421
JCET Group Co. Ltd. Class A	1,096	5,775
JD Health International, Inc. (a) (b)	10,800	77,009
JD Logistics, Inc. (a) (b)	19,400	28,464
JD.com, Inc. Class A	21,784	312,340
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	3,800	5,929
Jiangsu Expressway Co. Ltd. Class H (c)	14,000	17,969
Jiangsu Hengli Hydraulic Co. Ltd. Class A	900	14,172
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,592	30,656
Jiangsu Hoperun Software Co. Ltd. Class A	500	3,546
Jiangsu King's Luck Brewery JSC Ltd. Class A	800	3,986
Jiangsu Yanghe Distillery Co. Ltd. Class A	1,000	8,702
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	1,300	7,117
Jiangsu Zhongtian Technology Co. Ltd. Class A	2,000	5,192
Jiangxi Copper Co. Ltd. Class A	1,100	8,655
Jiangxi Copper Co. Ltd. Class H	10,000	55,091
Jinko Solar Co. Ltd. Class A (a)	5,797	4,684
Kanzhun Ltd. ADR	3,218	65,583
KE Holdings, Inc. Class A	19,745	105,276
Kingdee International Software Group Co. Ltd. (a)	29,000	49,516
Kingsoft Corp. Ltd. (c)	9,200	33,616
Kuaishou Technology (b)	22,800	187,327
Kuang-Chi Technologies Co. Ltd. Class A (a)	1,100	7,684
Kunlun Tech Co. Ltd. Class A (a)	800	4,779
Kweichow Moutai Co. Ltd. Class A	700	138,114
LB Group Co. Ltd. Class A	1,370	3,843
Lenovo Group Ltd.	65,880	78,377
Lens Technology Co. Ltd. Class A	3,000	13,010
Li Auto, Inc. Class A (a)	11,804	98,348
Li Ning Co. Ltd.	22,000	52,771
Lingyi iTech Guangdong Co. Class A	4,000	8,906
Longfor Group Holdings Ltd. (b) (c)	20,378	22,411
LONGi Green Energy Technology Co. Ltd. Class A (a)	4,364	11,379
Loongson Technology Corp. Ltd. Class A (a)	385	7,287
Luxshare Precision Industry Co. Ltd. Class A	4,227	34,343
Luzhou Laojiao Co. Ltd. Class A	900	14,986
Mango Excellent Media Co. Ltd. Class A	1,000	3,499
Maxscend Microelectronics Co. Ltd. Class A	288	3,362
Meitu, Inc. (b)	33,000	29,678
Meituan Class B (a) (b)	45,659	605,971
Security Description	Shares	Value
Metallurgical Corp. of China Ltd. Class A	10,300	$4,383
Midea Group Co. Ltd. Class A	2,008	22,482
Midea Group Co. Ltd. Class H	3,800	41,474
MINISO Group Holding Ltd.	5,600	26,189
MMG Ltd. (a)	40,000	45,070
Montage Technology Co. Ltd. Class A	663	11,189
Muyuan Foods Co. Ltd. Class A	3,184	23,073
NARI Technology Co. Ltd. Class A	4,690	15,105
National Silicon Industry Group Co. Ltd. Class A (a)	1,591	4,933
NAURA Technology Group Co. Ltd. Class A	369	24,270
NetEase Cloud Music, Inc. (a) (b) (c)	850	20,312
NetEase, Inc.	15,930	439,208
New China Life Insurance Co. Ltd. Class A	1,100	10,984
New China Life Insurance Co. Ltd. Class H	9,100	63,543
New Hope Liuhe Co. Ltd. Class A	2,648	3,498
New Oriental Education & Technology Group, Inc.	12,300	66,750
Nexchip Semiconductor Corp. Class A	2,072	9,852
Ningbo Deye Technology Co. Ltd. Class A	560	6,916
Ningbo Orient Wires & Cables Co. Ltd. Class A	300	2,568
Ningbo Sanxing Medical Electric Co. Ltd. Class A	900	2,968
Ningbo Tuopu Group Co. Ltd. Class A	1,100	12,163
Ningxia Baofeng Energy Group Co. Ltd. Class A	4,300	12,093
NIO, Inc. Class A (a) (c)	16,402	86,314
Nongfu Spring Co. Ltd. Class H (b)	19,200	115,543
OFILM Group Co. Ltd. Class A (a)	2,000	3,043
OmniVision Integrated Circuits Group, Inc.	720	12,987
Orient Securities Co. Ltd. Class A	4,292	6,702
PDD Holdings, Inc. ADR (a)	6,487	735,561
People's Insurance Co. Group of China Ltd. Class A	5,400	6,924
People's Insurance Co. Group of China Ltd. Class H	81,000	70,245
Pharmaron Beijing Co. Ltd. Class A	750	3,055
PICC Property & Casualty Co. Ltd. Class H	64,000	134,520
Ping An Bank Co. Ltd. Class A	10,592	17,315
Ping An Insurance Group Co. of China Ltd. Class A	6,210	60,855
Ping An Insurance Group Co. of China Ltd. Class H (c)	61,500	514,772
Piotech, Inc. Class A	60	2,837
Poly Developments & Holdings Group Co. Ltd. Class A	6,940	6,065

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Pop Mart International Group Ltd. (b) (c)	4,800	$115,753
Postal Savings Bank of China Co. Ltd. Class A	16,900	13,196
Postal Savings Bank of China Co. Ltd. Class H (b)	86,000	58,781
Power Construction Corp. of China Ltd. Class A	9,954	7,416
Qfin Holdings, Inc. ADR	1,037	19,983
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,100	12,507
Range Intelligent Computing Technology Group Co. Ltd. Class A	900	6,808
Remegen Co. Ltd. Class H (a) (b)	1,500	13,876
Rockchip Electronics Co. Ltd. Class A	200	5,108
Rongsheng Petrochemical Co. Ltd. Class A	5,800	9,730
SAIC Motor Corp. Ltd. Class A	4,500	9,812
Sailun Group Co. Ltd. Class A	1,900	4,404
Sanan Optoelectronics Co. Ltd. Class A	2,922	5,915
Sany Heavy Industry Co. Ltd. Class A	4,930	14,924
Satellite Chemical Co. Ltd. Class A	1,900	4,813
SDIC Capital Co. Ltd. Class A	3,744	4,103
SDIC Power Holdings Co. Ltd. Class A	4,300	8,083
Seres Group Co. Ltd. Class A	1,100	19,063
SF Holding Co. Ltd. Class A	2,900	15,921
SG Micro Corp. Class A	390	3,835
Shandong Gold Mining Co. Ltd. Class A	2,100	11,646
Shandong Gold Mining Co. Ltd. Class H (b) (c)	10,000	44,453
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	500	6,054
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,188	5,349
Shandong Nanshan Aluminum Co. Ltd. Class A	6,900	5,318
Shandong Sun Paper Industry JSC Ltd. Class A	3,470	7,830
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,000	15,479
Shanghai Baosight Software Co. Ltd. Class A	1,111	3,296
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	355	6,911
Shanghai Electric Group Co. Ltd. Class A (a)	7,300	9,005
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,100	4,175
Shanghai International Airport Co. Ltd. Class A	800	3,755
Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,552	$3,971
Shanghai Pudong Development Bank Co. Ltd. Class A	17,000	30,298
Shanghai Putailai New Energy Technology Group Co. Ltd.	100	392
Shanghai RAAS Blood Products Co. Ltd. Class A	3,836	3,484
Shanghai Rural Commercial Bank Co. Ltd. Class A	5,500	7,320
Shanghai United Imaging Healthcare Co. Ltd. Class A	477	8,576
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,000	6,289
Shanjin International Gold Co. Ltd. Class A	1,500	5,229
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	840	20,663
Shengyi Technology Co. Ltd. Class A	1,300	13,300
Shennan Circuits Co. Ltd. Class A	390	12,979
Shenwan Hongyuan Group Co. Ltd. Class A	13,100	9,891
Shenzhen Inovance Technology Co. Ltd. Class A	900	9,713
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	800	21,828
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	500	4,029
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,200	8,519
Shenzhen Transsion Holdings Co. Ltd. Class A	655	6,208
Shenzhou International Group Holdings Ltd.	7,943	62,454
Sichuan Biokin Pharmaceutical Co. Ltd. Class A (a)	201	9,304
Sichuan Changhong Electric Co. Ltd. Class A	2,696	3,515
Sichuan Chuantou Energy Co. Ltd. Class A	2,830	5,636
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,004	4,222
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (c)	400	20,155
Sichuan Road & Bridge Group Co. Ltd. Class A	3,200	4,562
Sino Biopharmaceutical Ltd.	99,250	78,803
Sinopharm Group Co. Ltd. Class H	12,400	30,970
Sinotruk Hong Kong Ltd.	6,000	21,291
Smoore International Holdings Ltd. (b) (c)	17,000	26,013
SooChow Securities Co. Ltd. Class A	2,912	3,780
Spring Airlines Co. Ltd. Class A	548	4,671

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sungrow Power Supply Co. Ltd. Class A	1,040	$25,485
Sunny Optical Technology Group Co. Ltd.	7,000	58,952
Sunwoda Electronic Co. Ltd. Class A	1,000	3,746
SUPCON Technology Co. Ltd. Class A	1,004	7,097
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,004	12,176
Suzhou TFC Optical Communication Co. Ltd. Class A	420	12,217
TAL Education Group ADR (a)	3,947	43,062
TCL Technology Group Corp. Class A	10,866	7,068
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	2,400	2,947
Tencent Holdings Ltd.	59,495	4,578,596
Tencent Music Entertainment Group ADR	5,448	95,503
Tianfeng Securities Co. Ltd. Class A (a)	5,100	3,040
Tianqi Lithium Corp. Class A (a)	1,000	7,934
Tianshan Aluminum Group Co. Ltd. Class A	2,700	6,259
Tingyi Cayman Islands Holding Corp.	20,000	30,295
Tongcheng Travel Holdings Ltd.	12,400	35,749
TongFu Microelectronics Co. Ltd. Class A	1,000	5,401
Tongling Nonferrous Metals Group Co. Ltd. Class A	7,396	6,368
Tongwei Co. Ltd. Class A (a)	2,700	7,938
Trina Solar Co. Ltd. Class A (a)	1,024	2,428
Trip.com Group Ltd.	5,690	404,993
Tsingtao Brewery Co. Ltd. Class A	500	4,384
Tsingtao Brewery Co. Ltd. Class H	6,000	37,556
UBTech Robotics Corp. Ltd. Class H (a) (c)	1,600	25,963
Unigroup Guoxin Microelectronics Co. Ltd. Class A	548	6,187
Unisplendour Corp. Ltd. Class A	1,644	5,794
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	477	9,360
Victory Giant Technology Huizhou Co. Ltd. Class A	500	20,600
Vipshop Holdings Ltd. ADR	2,618	46,312
Wanhua Chemical Group Co. Ltd. Class A	1,700	18,676
Want Want China Holdings Ltd.	46,000	27,422
Weichai Power Co. Ltd. Class A	3,900	9,610
Weichai Power Co. Ltd. Class H	18,000	43,592
Wens Foodstuff Group Co. Ltd. Class A	3,800	9,190
Western Mining Co. Ltd. Class A	3,014	11,935
Wingtech Technology Co. Ltd. Class A (a)	600	3,205
Wuliangye Yibin Co. Ltd. Class A	2,242	34,029
Security Description	Shares	Value
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,000	$10,469
WuXi AppTec Co. Ltd. Class A	1,372	17,816
WuXi AppTec Co. Ltd. Class H (b)	3,080	39,056
Wuxi Biologics Cayman, Inc. (a) (b)	33,500	135,317
WuXi XDC Cayman, Inc. (a)	3,000	23,415
XCMG Construction Machinery Co. Ltd. Class A	6,848	11,361
Xiaomi Corp. Class B (a) (b)	158,200	798,774
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	1,037	3,985
Xinyi Solar Holdings Ltd. (c)	51,968	19,830
XPeng, Inc. Class A (a) (c)	11,890	121,214
XtalPi Holdings Ltd. (a)	13,000	15,800
Yadea Group Holdings Ltd. (b)	13,130	19,180
Yealink Network Technology Corp. Ltd. Class A	800	4,086
Yonghui Superstores Co. Ltd. Class A (a)	9,200	6,182
Yonyou Network Technology Co. Ltd. Class A (a)	2,000	3,799
Youngor Fashion Co. Ltd. Class A	6,026	6,561
YTO Express Group Co. Ltd. Class A	2,000	4,705
Yum China Holdings, Inc.	3,337	158,029
Yunnan Aluminium Co. Ltd. Class A	2,008	9,447
Yunnan Baiyao Group Co. Ltd. Class A	1,000	8,132
Yutong Bus Co. Ltd. Class A	1,200	5,622
Zangge Mining Co. Ltd. Class A	1,000	12,092
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	400	9,672
Zhaojin Mining Industry Co. Ltd. Class H	15,000	59,241
Zhejiang China Commodities City Group Co. Ltd. Class A	3,196	7,303
Zhejiang Chint Electrics Co. Ltd. Class A	1,188	4,747
Zhejiang Dahua Technology Co. Ltd. Class A	1,918	5,204
Zhejiang Expressway Co. Ltd. Class H	18,000	16,581
Zhejiang Huayou Cobalt Co. Ltd. Class A	1,150	11,246
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	900	4,739
Zhejiang Juhua Co. Ltd. Class A	1,500	8,257
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b)	4,900	30,608
Zhejiang NHU Co. Ltd. Class A	1,756	6,337
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,096	8,685
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,188	2,725
Zheshang Securities Co. Ltd. Class A	2,300	3,562
Zhongji Innolight Co. Ltd. Class A	520	45,444
Zhongjin Gold Corp. Ltd. Class A	2,830	9,471

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhongtai Securities Co. Ltd. Class A	4,000	$3,725
Zhuzhou CRRC Times Electric Co. Ltd. Class A	503	3,696
Zhuzhou CRRC Times Electric Co. Ltd. Class H	5,000	24,167
Zijin Mining Group Co. Ltd. Class A	11,870	58,619
Zijin Mining Group Co. Ltd. Class H	54,000	247,400
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	4,100	5,069
ZTE Corp. Class A	2,400	13,011
ZTE Corp. Class H (c)	7,600	26,500
ZTO Express Cayman, Inc.	4,086	85,200
		24,827,417
COLOMBIA — 0.1%
Grupo Cibest SA	2,462	45,100
Interconexion Electrica SA ESP	4,279	27,933
		73,033
CZECH REPUBLIC — 0.1%
Komercni Banka AS	734	41,440
Moneta Money Bank AS (b)	2,469	23,201
		64,641
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	24,247	52,357
Eastern Co. SAE	13,039	10,142
Talaat Moustafa Group	7,973	13,372
		75,871
GREECE — 0.6%
Alpha Bank SA	20,829	87,576
Eurobank SA Class A	24,156	97,167
Hellenic Telecommunications Organization SA	1,594	31,563
Jumbo SA	1,117	36,601
National Bank of Greece SA	8,394	128,159
OPAP SA	1,787	40,086
Piraeus Bank SA	10,266	81,915
		503,067
HONG KONG — 0.1%
J&T Global Express Ltd. (a)	23,000	30,879
Orient Overseas International Ltd. (c)	1,500	24,167
		55,046
HUNGARY — 0.3%
OTP Bank Nyrt	2,026	217,529
Richter Gedeon Nyrt	1,351	40,769
		258,298
INDIA — 14.1%
ABB India Ltd.	513	29,509
Adani Ports & Special Economic Zone Ltd.	5,216	85,297
Alkem Laboratories Ltd.	398	24,384
Ambuja Cements Ltd.	5,947	36,812
Security Description	Shares	Value
APL Apollo Tubes Ltd.	1,742	$37,096
Apollo Hospitals Enterprise Ltd.	973	76,239
Ashok Leyland Ltd.	28,362	56,544
Asian Paints Ltd.	3,215	99,065
Astral Ltd.	1,296	20,021
AU Small Finance Bank Ltd. (b)	3,520	38,948
Aurobindo Pharma Ltd.	2,525	33,234
Avenue Supermarts Ltd. (a) (b)	1,570	66,067
Axis Bank Ltd.	20,922	295,489
Bajaj Auto Ltd.	647	67,256
Bajaj Finance Ltd.	25,501	279,979
Bajaj Finserv Ltd.	3,701	83,998
Bajaj Holdings & Investment Ltd.	259	32,643
Balkrishna Industries Ltd.	746	19,254
Bank of Baroda	9,990	32,889
Bharat Electronics Ltd.	34,546	153,590
Bharat Forge Ltd.	2,472	40,441
Bharat Heavy Electricals Ltd.	10,110	32,334
Bharti Airtel Ltd.	23,540	551,470
Bosch Ltd.	72	28,871
Britannia Industries Ltd.	1,046	70,188
BSE Ltd.	1,924	56,346
Canara Bank	17,523	30,201
CG Power & Industrial Solutions Ltd.	5,905	42,566
Cholamandalam Investment & Finance Co. Ltd.	4,059	76,872
Cipla Ltd.	4,886	82,157
Colgate-Palmolive India Ltd.	1,313	30,323
Coromandel International Ltd.	1,126	28,393
Cummins India Ltd.	1,338	66,013
Dabur India Ltd.	5,136	28,777
Divi's Laboratories Ltd.	1,153	82,005
Dixon Technologies India Ltd.	318	42,818
DLF Ltd.	7,173	54,859
Dr. Reddy's Laboratories Ltd.	4,709	66,612
Eicher Motors Ltd.	1,323	107,638
Eternal Ltd. (a)	23,107	71,484
Fortis Healthcare Ltd.	4,122	40,542
FSN E-Commerce Ventures Ltd. (a)	10,958	32,327
GE Vernova T&D India Ltd.	1,058	36,874
GMR Airports Ltd. (a)	25,496	29,607
Godrej Consumer Products Ltd.	3,952	53,740
Godrej Properties Ltd. (a)	1,455	32,448
Grasim Industries Ltd.	2,544	80,074
Havells India Ltd.	2,103	33,340
HCL Technologies Ltd.	8,996	162,476
HDFC Asset Management Co. Ltd. (b)	1,858	55,240
HDFC Bank Ltd.	104,699	1,154,632
HDFC Life Insurance Co. Ltd. (b)	9,354	78,039
Hero MotoCorp Ltd.	1,159	74,417
Hindalco Industries Ltd.	12,975	128,004
Hindustan Aeronautics Ltd.	1,894	92,482
Hindustan Petroleum Corp. Ltd.	8,050	44,697
Hindustan Unilever Ltd.	7,790	200,723

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hitachi Energy India Ltd.	106	$21,594
Hyundai Motor India Ltd.	1,554	39,732
ICICI Bank Ltd.	48,588	725,960
ICICI Lombard General Insurance Co. Ltd. (b)	2,342	51,127
ICICI Prudential Life Insurance Co. Ltd. (b)	3,487	25,926
IDFC First Bank Ltd.	34,626	32,981
Indian Hotels Co. Ltd.	8,294	68,180
Indian Railway Catering & Tourism Corp. Ltd.	2,319	17,664
Indus Towers Ltd. (a)	11,467	53,425
IndusInd Bank Ltd. (a)	5,491	52,797
Info Edge India Ltd.	3,442	51,071
Infosys Ltd.	29,664	533,150
InterGlobe Aviation Ltd. (b)	1,828	102,902
ITC Ltd.	28,401	127,344
Jindal Stainless Ltd.	3,182	29,712
Jindal Steel Ltd.	3,420	40,098
Jio Financial Services Ltd.	27,468	90,140
Jubilant Foodworks Ltd.	3,504	21,777
Kalyan Jewellers India Ltd.	3,983	21,508
Kotak Mahindra Bank Ltd.	9,928	243,132
Kwality Wall's India Ltd. (a)	7,790	3,311
Larsen & Toubro Ltd.	6,135	278,732
Lodha Developers Ltd. (b)	2,884	34,054
LTIMindtree Ltd. (b)	715	48,236
Lupin Ltd.	2,202	51,682
Mahindra & Mahindra Ltd.	8,518	351,526
Mankind Pharma Ltd.	967	23,632
Marico Ltd.	5,002	41,773
Maruti Suzuki India Ltd.	1,189	220,882
Max Healthcare Institute Ltd.	7,512	87,348
Mphasis Ltd.	1,005	31,210
MRF Ltd.	23	39,115
Muthoot Finance Ltd.	1,164	49,364
Nestle India Ltd.	6,360	91,141
NHPC Ltd.	29,105	25,653
NMDC Ltd.	29,719	27,500
Oberoi Realty Ltd.	1,229	22,844
One 97 Communications Ltd. (a)	3,247	46,924
Oracle Financial Services Software Ltd.	209	17,875
Page Industries Ltd.	59	23,661
PB Fintech Ltd. (a)	3,083	62,621
Persistent Systems Ltd.	1,054	73,551
Petronet LNG Ltd.	6,951	21,971
Phoenix Mills Ltd.	1,900	39,182
PI Industries Ltd.	732	26,373
Pidilite Industries Ltd.	2,948	48,622
Polycab India Ltd.	509	43,147
Power Finance Corp. Ltd.	13,995	55,339
Power Grid Corp. of India Ltd.	44,016	129,581
Prestige Estates Projects Ltd.	1,665	29,543
Punjab National Bank	22,200	30,524
Rail Vikas Nigam Ltd.	4,788	19,031
Security Description	Shares	Value
REC Ltd.	9,890	$39,261
Samvardhana Motherson International Ltd.	35,617	47,529
SBI Cards & Payment Services Ltd.	2,757	26,432
SBI Life Insurance Co. Ltd. (b)	4,355	98,599
Shriram Finance Ltd.	13,616	150,916
Siemens Ltd.	860	29,311
Solar Industries India Ltd.	262	35,715
SRF Ltd.	1,289	44,100
State Bank of India	16,894	184,617
Sun Pharmaceutical Industries Ltd.	9,089	173,904
Sundaram Finance Ltd.	640	37,617
Supreme Industries Ltd.	614	22,911
Suzlon Energy Ltd. (a)	92,251	54,060
Swiggy Ltd. (a)	7,105	30,533
Tata Communications Ltd.	1,102	22,380
Tata Consultancy Services Ltd.	8,239	293,904
Tata Consumer Products Ltd.	5,733	76,032
Tata Motors Passenger Vehicles Ltd.	19,453	79,507
Tata Steel Ltd.	70,783	141,819
Tech Mahindra Ltd.	5,198	92,007
Titan Co. Ltd.	3,357	151,324
Torrent Pharmaceuticals Ltd.	980	41,978
Torrent Power Ltd.	1,626	23,639
Trent Ltd.	1,713	81,553
Tube Investments of India Ltd.	1,002	29,143
TVS Motor Co. Ltd.	2,295	94,982
UltraTech Cement Ltd.	1,092	143,171
Union Bank of India Ltd.	14,747	25,228
United Spirits Ltd.	2,809	45,120
UPL Ltd.	4,349	38,475
Varun Beverages Ltd.	12,954	70,600
Vishal Mega Mart Ltd. (a)	16,647	25,258
Vodafone Idea Ltd. (a)	235,615	28,207
Voltas Ltd.	2,076	31,440
WAAREE Energies Ltd.	677	22,357
Wipro Ltd.	25,263	74,002
Yes Bank Ltd. (a)	136,194	32,730
Zydus Lifesciences Ltd.	1,450	14,751
		12,589,624
INDONESIA — 0.9%
Amman Mineral Internasional PT (a)	138,900	53,519
Bank Central Asia Tbk. PT	504,200	244,163
Bank Mandiri Persero Tbk. PT	352,900	107,933
Bank Negara Indonesia Persero Tbk. PT	144,018	37,743
Bank Rakyat Indonesia Persero Tbk. PT	645,467	141,674
Bumi Resources Minerals Tbk. PT (a)	448,500	29,586
Chandra Asri Pacific Tbk. PT	71,000	29,805
Charoen Pokphand Indonesia Tbk. PT	71,200	19,257
GoTo Gojek Tokopedia Tbk. PT (a)	8,702,800	33,402
Indofood Sukses Makmur Tbk. PT	42,500	17,268

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sumber Alfaria Trijaya Tbk. PT	172,700	$20,455
Telkom Indonesia Persero Tbk. PT	478,400	99,840
		834,645
KUWAIT — 0.7%
Boubyan Bank KSCP	14,269	33,178
Gulf Bank KSCP	19,281	22,385
Kuwait Finance House KSCP	100,794	265,834
Mabanee Co. KPSC	7,452	26,415
Mobile Telecommunications Co. KSCP	18,806	31,741
National Bank of Kuwait SAKP	75,459	249,076
Warba Bank KSCP (a)	21,541	20,525
		649,154
LUXEMBOURG — 0.1%
Reinet Investments SCA	1,325	46,379
MALAYSIA — 1.2%
AMMB Holdings Bhd.	24,100	38,603
Axiata Group Bhd.	26,500	16,456
CelcomDigi Bhd.	34,000	26,728
CIMB Group Holdings Bhd.	70,849	144,038
Gamuda Bhd.	38,772	47,581
Hong Leong Bank Bhd.	6,300	34,372
IHH Healthcare Bhd.	21,300	45,928
IOI Corp. Bhd.	24,100	23,756
Kuala Lumpur Kepong Bhd.	5,012	24,702
Malayan Banking Bhd.	52,428	135,398
Maxis Bhd.	22,600	21,107
MISC Bhd.	13,000	24,988
Mr. DIY Group M Bhd. (b)	32,000	12,065
Nestle Malaysia Bhd.	800	22,474
Petronas Chemicals Group Bhd.	23,000	20,574
Petronas Dagangan Bhd.	3,000	14,756
Petronas Gas Bhd.	7,500	33,526
Press Metal Aluminium Holdings Bhd.	35,800	62,813
Public Bank Bhd.	137,600	153,944
QL Resources Bhd.	15,700	14,663
RHB Bank Bhd.	14,700	27,929
SD Guthrie Bhd.	20,055	28,318
Sunway Bhd.	22,300	30,884
Telekom Malaysia Bhd.	11,200	22,218
Tenaga Nasional Bhd.	25,000	84,524
		1,112,345
MEXICO — 2.1%
America Movil SAB de CV	163,857	169,785
Arca Continental SAB de CV (c)	4,951	53,664
Cemex SAB de CV (c)	135,913	156,251
Coca-Cola Femsa SAB de CV (c)	5,101	48,535
Fibra Uno Administracion SA de CV REIT	27,656	41,516
Fomento Economico Mexicano SAB de CV	15,387	155,637
Gruma SAB de CV Class B (c)	1,757	30,318
Security Description	Shares	Value
Grupo Aeroportuario del Centro Norte SAB de CV (c)	2,801	$37,939
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	3,731	98,167
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	1,736	55,922
Grupo Bimbo SAB de CV (c)	12,566	41,320
Grupo Comercial Chedraui SA de CV (c)	2,801	19,212
Grupo Financiero Banorte SAB de CV Class O	22,960	213,184
Grupo Financiero Inbursa SAB de CV Class O (c)	12,192	29,545
Grupo Mexico SAB de CV	29,463	278,628
Industrias Penoles SAB de CV (a)	1,926	101,417
Kimberly-Clark de Mexico SAB de CV Class A (c)	14,695	31,385
Prologis Property Mexico SA de CV REIT	10,553	44,279
Promotora y Operadora de Infraestructura SAB de CV (c)	1,839	27,344
Southern Copper Corp.	854	122,523
Wal-Mart de Mexico SAB de CV	49,553	154,699
		1,911,270
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	1,607	44,723
Credicorp Ltd.	622	178,514
		223,237
PHILIPPINES — 0.4%
Ayala Corp.	2,750	21,875
Ayala Land, Inc.	62,780	23,956
Bank of the Philippine Islands	14,730	29,068
BDO Unibank, Inc.	22,958	52,524
International Container Terminal Services, Inc.	9,670	93,195
Jollibee Foods Corp.	4,950	15,145
Manila Electric Co.	3,110	30,343
Metropolitan Bank & Trust Co.	19,850	23,112
PLDT, Inc.	835	17,883
SM Investments Corp.	2,430	28,892
SM Prime Holdings, Inc.	96,800	37,432
		373,425
POLAND — 1.0%
Allegro.eu SA (a) (b)	5,614	48,439
Bank Millennium SA (a)	5,800	26,829
Bank Polska Kasa Opieki SA	1,776	101,318
Budimex SA	122	21,643
CCC SA (a) (c)	515	17,132
CD Projekt SA	600	40,220
Dino Polska SA (a) (b)	4,730	54,402
KGHM Polska Miedz SA (a)	1,309	102,238
LPP SA	10	57,883
mBank SA (a)	143	42,221

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	8,270	$195,893
Powszechny Zaklad Ubezpieczen SA	5,838	108,374
Santander Bank Polska SA	394	59,771
Zabka Group SA (a)	2,870	18,281
		894,644
QATAR — 0.7%
Al Rayan Bank	58,386	35,182
Barwa Real Estate Co.	20,671	14,852
Commercial Bank PSQC	31,271	36,072
Dukhan Bank	17,693	16,988
Industries Qatar QSC	14,608	47,864
Mesaieed Petrochemical Holding Co.	54,604	16,392
Ooredoo QPSC	7,734	27,678
Qatar Electricity & Water Co. QSC	4,250	17,567
Qatar Fuel QSC	5,762	24,007
Qatar Gas Transport Co. Ltd.	26,755	32,986
Qatar International Islamic Bank QSC	9,503	29,832
Qatar Islamic Bank QPSC	16,721	109,989
Qatar National Bank QPSC	41,820	214,326
		623,735
ROMANIA — 0.1%
NEPI Rockcastle NV	5,849	51,483
RUSSIA — 0.0%
Polyus PJSC GDR (a) (d)	1,137	—
Sberbank of Russia PJSC (a) (d)	267,268	—
VK IPJSC GDR (a) (d)	1,648	—
VTB Bank PJSC (a) (d)	11,225	—
		—
SAUDI ARABIA — 2.6%
ACWA Power Co. (a)	1,449	70,233
Ades Holding Co.	3,270	15,204
Al Rajhi Bank	17,954	466,704
Alinma Bank	11,831	76,901
Almarai Co. JSC	4,692	54,115
Arab National Bank	8,692	50,102
Arabian Internet & Communications Services Co.	232	13,923
Bank AlBilad	7,098	46,969
Bank Al-Jazira (a)	6,064	18,027
Banque Saudi Fransi	11,828	53,041
Bupa Arabia for Cooperative Insurance Co.	770	28,515
Co. for Cooperative Insurance	709	22,116
Dallah Healthcare Co.	329	11,008
Dar Al Arkan Real Estate Development Co. (a)	5,112	21,725
Dr. Sulaiman Al Habib Medical Services Group Co.	823	56,391
Elm Co.	232	46,266
Etihad Etisalat Co.	3,645	64,138
Security Description	Shares	Value
Jabal Omar Development Co. (a)	5,538	$21,823
Jarir Marketing Co.	5,679	19,350
Makkah Construction & Development Co.	939	19,915
Mouwasat Medical Services Co.	903	16,046
Riyad Bank	14,199	102,741
SABIC Agri-Nutrients Co.	2,253	66,494
Sahara International Petrochemical Co.	3,471	13,881
SAL Saudi Logistics Services	232	9,921
Saudi Arabian Mining Co. (a)	12,229	198,720
Saudi Awwal Bank	9,488	81,908
Saudi Basic Industries Corp.	8,515	116,460
Saudi Electricity Co.	8,048	30,147
Saudi Investment Bank	5,642	19,750
Saudi National Bank	26,746	270,113
Saudi Research & Media Group (a)	347	11,518
Saudi Tadawul Group Holding Co.	464	17,356
Saudi Telecom Co.	18,943	217,066
Yanbu National Petrochemical Co.	2,661	19,496
		2,368,083
SOUTH AFRICA — 3.5%
Absa Group Ltd.	8,207	118,553
Bid Corp. Ltd.	3,253	82,821
Bidvest Group Ltd.	3,287	47,111
Capitec Bank Holdings Ltd.	824	206,661
Clicks Group Ltd.	2,300	46,718
Discovery Ltd.	5,226	71,776
FirstRand Ltd.	47,826	261,932
Gold Fields Ltd.	8,169	357,775
Harmony Gold Mining Co. Ltd.	5,306	107,939
Impala Platinum Holdings Ltd.	8,736	138,131
MTN Group Ltd.	16,379	167,546
Naspers Ltd. Class N	7,180	478,599
Nedbank Group Ltd.	4,478	71,956
Northam Platinum Holdings Ltd.	3,067	62,397
OUTsurance Group Ltd.	8,186	35,402
Pepkor Holdings Ltd. (b)	33,625	53,674
Remgro Ltd.	4,856	53,223
Sanlam Ltd.	17,381	103,310
Shoprite Holdings Ltd.	4,105	66,946
Sibanye Stillwater Ltd. (a) (c)	27,110	98,983
Standard Bank Group Ltd.	11,899	208,538
Valterra Platinum Ltd.	2,384	202,800
Vodacom Group Ltd.	6,022	51,356
		3,094,147
SOUTH KOREA — 13.7%
Alteogen, Inc. (a)	386	120,445
Amorepacific Corp.	284	23,559
APR Corp.	197	31,590
Celltrion, Inc.	1,353	170,000
Coway Co. Ltd.	536	32,334
DB Insurance Co. Ltd.	445	40,498
Doosan Bobcat, Inc.	534	21,389
Doosan Co. Ltd.	71	38,493

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Doosan Enerbility Co. Ltd. (a)	4,060	$212,223
Ecopro BM Co. Ltd. (a)	470	47,830
Ecopro Co. Ltd.	983	61,960
Hana Financial Group, Inc.	2,504	163,567
Hanjin Kal Corp.	225	19,368
Hankook Tire & Technology Co. Ltd.	718	29,058
Hanmi Semiconductor Co. Ltd.	422	37,321
Hanwha Aerospace Co. Ltd.	316	206,418
Hanwha Ocean Co. Ltd. (a)	1,174	92,580
Hanwha Systems Co. Ltd.	723	27,303
HD Hyundai Co. Ltd.	419	54,827
HD Hyundai Electric Co. Ltd.	226	121,429
HD Hyundai Heavy Industries Co. Ltd.	215	75,968
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	409	115,555
HLB, Inc. (a)	1,150	40,554
HMM Co. Ltd.	2,438	34,694
HYBE Co. Ltd.	220	50,397
Hyosung Heavy Industries Corp.	54	66,762
Hyundai Glovis Co. Ltd.	363	45,509
Hyundai Mobis Co. Ltd.	530	137,232
Hyundai Motor Co.	1,206	248,224
Hyundai Motor Co. Preference Shares (e)	347	51,187
Hyundai Motor Co. Preference Shares (e)	220	31,460
Hyundai Rotem Co. Ltd.	738	96,262
Industrial Bank of Korea	2,696	39,208
Kakao Corp.	2,998	125,077
KakaoBank Corp.	1,611	24,156
KB Financial Group, Inc.	3,298	285,489
Kia Corp.	2,129	180,009
Korea Aerospace Industries Ltd.	705	55,987
Korea Investment Holdings Co. Ltd.	404	45,349
Korea Zinc Co. Ltd.	46	42,023
Korean Air Lines Co. Ltd.	1,777	27,817
Krafton, Inc. (a)	278	47,474
KT&G Corp.	935	92,231
LG Chem Ltd.	476	110,033
LG Corp.	828	46,385
LG Display Co. Ltd. (a)	2,897	23,750
LG Electronics, Inc.	1,027	65,518
LG Energy Solution Ltd. (a)	442	113,066
LG H&H Co. Ltd.	91	16,330
LG Uplus Corp.	2,067	21,121
LIG Nex1 Co. Ltd.	126	36,823
LS Electric Co. Ltd.	147	46,940
Meritz Financial Group, Inc.	794	62,338
Mirae Asset Securities Co. Ltd.	1,560	25,286
NAVER Corp.	1,279	215,305
NH Investment & Securities Co. Ltd.	1,266	18,543
POSCO Future M Co. Ltd. (a)	334	43,357
Samsung Biologics Co. Ltd. (a) (b)	111	130,606
Samsung C&T Corp.	777	129,181
Security Description	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	540	$95,588
Samsung Electronics Co. Ltd.	43,946	3,657,718
Samsung Electronics Co. Ltd. Preference Shares	7,455	461,620
Samsung Fire & Marine Insurance Co. Ltd.	263	90,737
Samsung Heavy Industries Co. Ltd. (a)	6,375	106,652
Samsung Life Insurance Co. Ltd.	772	84,459
Samsung SDI Co. Ltd. (a)	537	100,463
Samsung SDS Co. Ltd.	410	48,811
Samyang Foods Co. Ltd.	39	33,327
Shinhan Financial Group Co. Ltd.	4,094	218,547
SK Biopharmaceuticals Co. Ltd. (a)	304	26,294
SK Hynix, Inc.	5,035	2,275,371
SK Square Co. Ltd. (a)	835	213,307
SK Telecom Co. Ltd.	855	31,753
S-Oil Corp. (a)	434	25,006
Woori Financial Group, Inc.	6,096	118,488
Yuhan Corp.	544	42,446
		12,245,985
TAIWAN — 21.9%
Accton Technology Corp.	5,000	188,571
Advantech Co. Ltd.	5,000	45,830
Alchip Technologies Ltd.	1,000	111,711
ASE Technology Holding Co. Ltd.	30,656	244,405
Asia Cement Corp.	22,000	26,047
Asia Vital Components Co. Ltd.	3,000	144,173
Asustek Computer, Inc.	6,000	104,645
Bizlink Holding, Inc.	2,000	96,752
Caliway Biopharmaceuticals Co. Ltd. (a)	8,000	39,465
Catcher Technology Co. Ltd.	5,000	33,099
Cathay Financial Holding Co. Ltd.	86,403	208,442
Chailease Holding Co. Ltd.	13,792	46,309
Chang Hwa Commercial Bank Ltd.	61,905	40,291
Cheng Shin Rubber Industry Co. Ltd.	17,000	15,961
China Airlines Ltd.	28,000	18,001
China Steel Corp.	115,000	69,541
Chroma ATE, Inc.	4,000	98,662
Chunghwa Telecom Co. Ltd.	35,000	145,367
Compal Electronics, Inc.	40,000	38,701
CTBC Financial Holding Co. Ltd.	157,000	250,836
Delta Electronics, Inc.	18,000	551,678
E Ink Holdings, Inc.	8,000	50,413
E.Sun Financial Holding Co. Ltd.	139,082	149,394
Eclat Textile Co. Ltd.	2,000	24,474
Elite Material Co. Ltd.	3,000	157,063
eMemory Technology, Inc.	1,000	55,060
Eva Airways Corp.	26,000	30,245
Evergreen Marine Corp. Taiwan Ltd.	9,600	58,051
Far Eastern New Century Corp.	29,000	25,658
Far EasTone Telecommunications Co. Ltd.	16,000	44,964

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Feng TAY Enterprise Co. Ltd.	5,000	$18,539
First Financial Holding Co. Ltd.	111,795	104,606
Formosa Chemicals & Fibre Corp.	31,397	32,076
Formosa Plastics Corp.	36,000	44,684
Fortune Electric Co. Ltd.	1,200	29,217
Fubon Financial Holding Co. Ltd.	78,961	241,503
Gigabyte Technology Co. Ltd.	5,000	39,703
Global Unichip Corp.	1,000	67,631
Globalwafers Co. Ltd.	2,000	25,843
Gold Circuit Electronics Ltd.	3,000	65,594
Hon Hai Precision Industry Co. Ltd.	115,980	850,826
Hotai Motor Co. Ltd.	3,100	54,264
Hua Nan Financial Holdings Co. Ltd.	87,222	86,055
Innolux Corp.	72,974	39,599
International Games System Co. Ltd.	2,000	45,894
Inventec Corp.	25,000	34,134
Jentech Precision Industrial Co. Ltd.	1,000	87,363
KGI Financial Holding Co. Ltd.	156,809	86,089
King Slide Works Co. Ltd.	1,000	119,349
King Yuan Electronics Co. Ltd.	9,000	70,893
Largan Precision Co. Ltd.	1,000	79,407
Lite-On Technology Corp.	17,000	88,461
Lotes Co. Ltd.	1,000	41,215
MediaTek, Inc.	14,000	637,164
Mega Financial Holding Co. Ltd.	106,495	135,574
Nan Ya Plastics Corp.	45,000	86,218
Nien Made Enterprise Co. Ltd.	2,000	22,979
Novatek Microelectronics Corp.	5,000	59,515
Pegatron Corp.	19,000	41,483
PharmaEssentia Corp.	2,329	34,838
President Chain Store Corp.	5,394	38,025
Quanta Computer, Inc.	24,000	207,762
Realtek Semiconductor Corp.	4,000	62,252
Shanghai Commercial & Savings Bank Ltd.	38,000	49,102
SinoPac Financial Holdings Co. Ltd.	104,017	94,680
Taiwan Business Bank	71,380	36,348
Taiwan Cooperative Financial Holding Co. Ltd.	105,616	81,681
Taiwan High Speed Rail Corp.	19,000	16,932
Taiwan Mobile Co. Ltd.	17,000	58,704
Taiwan Semiconductor Manufacturing Co. Ltd.	228,734	11,283,643
TCC Group Holdings Co. Ltd.	65,743	48,543
Teco Electric & Machinery Co. Ltd.	10,000	26,734
TS Financial Holding Co. Ltd.	202,327	131,362
Unimicron Technology Corp.	12,000	84,022
Uni-President Enterprises Corp.	47,000	115,329
United Microelectronics Corp.	106,602	167,093
Vanguard International Semiconductor Corp.	11,000	32,243
Wan Hai Lines Ltd.	7,500	18,809
Wistron Corp.	27,000	129,326
Wiwynn Corp.	1,000	142,741
Yageo Corp.	15,116	111,131
Security Description	Shares	Value
Yang Ming Marine Transport Corp.	16,000	$28,364
Yuanta Financial Holding Co. Ltd.	102,216	127,849
Zhen Ding Technology Holding Ltd.	7,000	31,635
		19,608,835
THAILAND — 0.9%
Advanced Info Service PCL NVDR	9,915	98,505
Airports of Thailand PCL NVDR	43,040	72,405
Bangkok Dusit Medical Services PCL NVDR	107,500	65,854
Bumrungrad Hospital PCL NVDR	5,700	28,495
Central Pattana PCL NVDR	19,600	34,372
Charoen Pokphand Foods PCL NVDR	36,700	25,395
CP ALL PCL NVDR	51,600	71,246
CP Axtra PCL NVDR	20,000	9,967
Delta Electronics Thailand PCL	29,500	161,990
Gulf Development PCL NVDR (a)	45,014	59,652
Kasikornbank PCL NVDR	5,600	34,572
Krung Thai Bank PCL NVDR	33,800	30,308
Minor International PCL NVDR	32,752	25,262
SCB X PCL NVDR	8,116	35,808
Siam Cement PCL	7,229	42,105
TMBThanachart Bank PCL NVDR	235,100	15,074
True Corp. PCL NVDR	100,000	34,598
		845,608
TURKEY — 0.4%
Akbank TAS	30,136	48,959
Aselsan Elektronik Sanayi Ve Ticaret AS	13,214	71,262
BIM Birlesik Magazalar AS	4,399	54,931
Eregli Demir ve Celik Fabrikalari TAS	25,682	14,238
Ford Otomotiv Sanayi AS	6,784	14,629
Haci Omer Sabanci Holding AS	10,144	19,892
Turk Hava Yollari AO	5,331	33,316
Turkcell Iletisim Hizmetleri AS	11,687	25,325
Turkiye Is Bankasi AS Class C	84,512	27,716
Turkiye Petrol Rafinerileri AS	9,305	39,937
Yapi ve Kredi Bankasi AS (a)	32,635	27,512
		377,717
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	30,568	119,013
Abu Dhabi Islamic Bank PJSC	14,033	79,317
Abu Dhabi National Oil Co. for Distribution PJSC	30,182	32,048
ADNOC Drilling Co. PJSC	30,907	44,935
Adnoc Gas PLC	58,808	56,840
Aldar Properties PJSC	37,211	88,142
Americana Restaurants International PLC - Foreign Co.	28,475	12,559
Dubai Electricity & Water Authority PJSC	57,466	43,339
Dubai Islamic Bank PJSC	27,973	70,601
Emaar Development PJSC	9,515	39,248
Emaar Properties PJSC	62,731	239,966

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Emirates NBD Bank PJSC	18,302	$138,776
Emirates Telecommunications Group Co. PJSC	32,902	164,291
First Abu Dhabi Bank PJSC	41,800	198,479
Salik Co. PJSC	17,958	31,047
Two Point Zero Group PJSC (a)	32,452	23,061
		1,381,662
UNITED STATES — 0.3%
BeOne Medicines Ltd. Class H (a)	7,703	177,446
JBS NV Class A (a)	3,741	53,945
Legend Biotech Corp. ADR (a)	680	14,783
		246,174
TOTAL COMMON STOCKS (Cost $64,135,539)		89,708,736
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia Class B, Preference Shares 7.87%	2,293	21,935
Axia Energia Class C, Preference Shares (a)	3,455	30,971
Localiza Rent a Car SA , Preference Shares (a)	342	2,590
		55,496
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.56%	4,366	69,137
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	9,180	1,021
TOTAL PREFERRED STOCKS (Cost $68,963)		125,654
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	10,345	10,345
State Street Navigator Securities Lending Portfolio II (h) (i)	797,824	797,824
TOTAL SHORT-TERM INVESTMENTS (Cost $808,169)		808,169
TOTAL INVESTMENTS — 101.2% (Cost $65,012,671)		90,642,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,106,902)
NET ASSETS — 100.0%		$89,535,657

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.7% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,481,077	$227,659	$0(a)	$89,708,736
Preferred Stocks	124,633	1,021	—	125,654
Short-Term Investments	808,169	—	—	808,169
TOTAL INVESTMENTS	$90,413,879	$228,680	$0	$90,642,559
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	82,656	$82,656	$1,889,101	$1,961,412	$—	$—	10,345	$10,345	$1,428
State Street Navigator Securities Lending Portfolio II	1,254,015	1,254,015	2,757,194	3,213,385	—	—	797,824	797,824	1,104
Total		$1,336,671	$4,646,295	$5,174,797	$—	$—		$808,169	$2,532
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 6.1%
ANZ Group Holdings Ltd.	79,659	$1,930,402
Aristocrat Leisure Ltd.	26,013	1,009,235
ASX Ltd.	9,753	334,555
BHP Group Ltd.	270,205	8,196,668
Brambles Ltd.	151,575	2,320,745
Cochlear Ltd.	5,211	905,782
Coles Group Ltd.	132,683	1,897,003
Commonwealth Bank of Australia (a)	31,294	3,350,839
Computershare Ltd.	29,962	682,123
CSL Ltd.	28,338	3,262,600
Evolution Mining Ltd.	76,674	648,329
Fortescue Ltd. (a)	102,540	1,505,017
Glencore PLC (b)	517,295	2,828,724
Goodman Group REIT	8,991	185,745
Insurance Australia Group Ltd.	163,972	872,571
Lottery Corp. Ltd.	158,278	544,626
Macquarie Group Ltd.	4,197	568,710
Medibank Pvt Ltd.	759,758	2,426,827
National Australia Bank Ltd.	55,125	1,555,320
Northern Star Resources Ltd.	8,834	157,465
Origin Energy Ltd.	80,597	617,543
Pro Medicus Ltd. (a)	3,276	482,513
Qantas Airways Ltd.	14,982	103,704
QBE Insurance Group Ltd.	108,538	1,439,609
REA Group Ltd. (a)	3,061	374,341
Rio Tinto Ltd. (a)	20,118	1,969,691
Rio Tinto PLC	64,377	5,190,220
Santos Ltd.	108,519	446,497
Scentre Group REIT	110,001	308,087
Sigma Healthcare Ltd.	237,510	465,648
Sonic Healthcare Ltd.	8,282	124,872
South32 Ltd.	99,889	237,135
Stockland REIT	33,260	127,088
Suncorp Group Ltd.	15,044	177,066
Telstra Group Ltd.	416,473	1,352,521
Transurban Group Stapled Security	248,011	2,350,136
Vicinity Ltd. REIT	62,025	105,885
Washington H Soul Pattinson & Co. Ltd.	26,145	647,528
Wesfarmers Ltd.	73,171	3,956,711
Westpac Banking Corp.	68,822	1,771,506
WiseTech Global Ltd. (a)	6,702	305,963
Woodside Energy Group Ltd. (a)	59,446	935,144
Woolworths Group Ltd.	36,812	721,222
		59,393,916
AUSTRIA — 0.3%
Erste Group Bank AG	6,738	814,294
OMV AG	15,306	854,226
Raiffeisen Bank International AG	8,420	378,744
Verbund AG	9,375	682,649
		2,729,913
Security Description	Shares	Value
BELGIUM — 0.8%
Ageas SA	7,903	$555,045
Anheuser-Busch InBev SA	38,494	2,481,990
D'ieteren Group	492	88,928
Groupe Bruxelles Lambert NV	24,951	2,225,617
KBC Group NV	6,049	790,348
Lotus Bakeries NV (a)	22	202,828
Sofina SA	259	75,133
Syensqo SA (a)	2,243	180,607
UCB SA	4,502	1,261,568
		7,862,064
BRAZIL — 0.0% *
Yara International ASA	12,150	498,679
CHILE — 0.0% *
Antofagasta PLC	2,032	89,620
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	837,036	4,239,219
Prosus NV	4,544	282,045
SITC International Holdings Co. Ltd.	88,000	314,984
Wharf Holdings Ltd. (a)	35,000	97,758
Wilmar International Ltd.	121,500	290,995
Yangzijiang Shipbuilding Holdings Ltd.	150,400	406,992
		5,631,993
DENMARK — 1.9%
Carlsberg AS Class B	6,737	884,764
Coloplast AS Class B	13,292	1,142,013
Danske Bank AS	21,554	1,079,801
Demant AS (b)	2,967	100,399
DSV AS	2,291	581,792
Genmab AS (b)	3,781	1,205,121
Novo Nordisk AS Class B	196,227	10,035,668
Novonesis Novozymes B Class B	8,591	550,885
Orsted AS (b) (c)	9,414	181,113
Pandora AS	3,846	427,925
Rockwool AS Class B	5,324	188,696
Tryg AS	60,662	1,588,185
Vestas Wind Systems AS	5,557	151,516
		18,117,878
FINLAND — 1.8%
Elisa OYJ (a)	43,357	1,921,745
Fortum OYJ	8,138	173,759
Kesko OYJ Class B (a)	6,876	155,454
Kone OYJ Class B	44,731	3,181,480
Metso OYJ	32,831	577,605
Neste OYJ	12,229	278,773
Nokia OYJ	158,783	1,039,082
Nordea Bank Abp (d)	69,704	1,315,248
Nordea Bank Abp (d)	84,886	1,603,584
Orion OYJ Class B	8,368	625,540
Sampo OYJ Class A	394,732	4,788,918
Stora Enso OYJ Class R (a)	21,686	272,647
UPM-Kymmene OYJ	11,215	326,520

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Wartsila OYJ Abp	24,854	$887,370
		17,147,725
FRANCE — 7.4%
Accor SA	1,688	95,595
Air Liquide SA	36,998	6,963,669
Airbus SE	4,219	983,073
Alstom SA (b)	8,314	245,769
Amundi SA (c)	1,213	100,577
AXA SA	38,756	1,864,377
BioMerieux	4,581	593,431
BNP Paribas SA	41,340	3,922,499
Bollore SE	13,503	76,026
Bouygues SA	9,250	481,804
Bureau Veritas SA	15,925	508,351
Capgemini SE	7,781	1,299,937
Carrefour SA	59,108	987,838
Cie de Saint-Gobain SA	9,554	975,752
Cie Generale des Etablissements Michelin SCA	21,363	710,292
Covivio SA REIT	1,345	89,486
Credit Agricole SA	27,046	557,462
Danone SA	41,035	3,700,303
Dassault Aviation SA	701	225,417
Dassault Systemes SE	26,254	735,083
Edenred SE	4,068	90,346
Eiffage SA	2,137	307,200
Engie SA	56,493	1,486,864
EssilorLuxottica SA	4,392	1,392,195
FDJ UNITED	7,843	217,569
Gecina SA REIT	716	68,029
Getlink SE	24,833	458,768
Hermes International SCA	1,539	3,835,471
Ipsen SA	1,826	255,201
Kering SA	1,241	438,705
Klepierre SA REIT	6,372	252,497
Legrand SA	10,840	1,620,025
L'Oreal SA	11,592	4,990,977
LVMH Moet Hennessy Louis Vuitton SE	10,274	7,782,767
Orange SA	336,341	5,609,225
Pernod Ricard SA	4,128	354,398
Publicis Groupe SA	11,755	1,223,458
Renault SA	15,815	657,889
Rexel SA	8,289	326,999
Safran SA	1,027	358,712
Societe Generale SA	24,004	1,937,321
Sodexo SA	4,151	213,044
Thales SA	6,672	1,800,698
TotalEnergies SE	133,422	8,710,816
Unibail-Rodamco-Westfield REIT (b)	2,051	223,440
Veolia Environnement SA	16,571	578,405
Vinci SA	9,331	1,315,604
		71,623,364
Security Description	Shares	Value
GERMANY — 7.8%
adidas AG	1,214	$241,029
Allianz SE	20,582	9,439,377
BASF SE	25,256	1,317,879
Bayer AG	45,214	1,965,290
Bayerische Motoren Werke AG	16,151	1,766,731
Bayerische Motoren Werke AG Preference Shares	4,269	458,756
Beiersdorf AG	15,444	1,699,188
Brenntag SE	5,488	319,433
Commerzbank AG	15,902	674,208
Continental AG	8,134	649,221
CTS Eventim AG & Co. KGaA	3,142	289,675
Daimler Truck Holding AG	14,030	614,942
Deutsche Bank AG	44,289	1,722,225
Deutsche Boerse AG	13,844	3,637,159
Deutsche Lufthansa AG	34,186	337,499
Deutsche Post AG	25,933	1,423,257
Deutsche Telekom AG	165,432	5,374,108
Dr. Ing hc F Porsche AG Preference Shares (c)	3,777	202,366
E.ON SE	135,988	2,575,343
Evonik Industries AG	8,178	128,318
Fresenius Medical Care AG	5,627	269,368
Fresenius SE & Co. KGaA	10,058	578,582
GEA Group AG	7,617	517,067
Hannover Rueck SE	3,779	1,181,462
Heidelberg Materials AG	2,151	563,352
Henkel AG & Co. KGaA	6,370	486,281
Henkel AG & Co. KGaA Preference Shares	8,387	685,371
Infineon Technologies AG	17,396	770,852
Knorr-Bremse AG	3,458	386,428
LEG Immobilien SE	937	68,504
Mercedes-Benz Group AG	49,466	3,489,789
Merck KGaA	8,087	1,164,428
MTU Aero Engines AG	2,416	1,008,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,551	6,306,297
Nemetschek SE	3,176	346,149
Porsche Automobil Holding SE Preference Shares	3,429	160,765
Rational AG	336	261,038
Rheinmetall AG	1,969	3,609,802
RWE AG	15,434	820,404
SAP SE	45,907	11,233,294
Scout24 SE (c)	3,225	324,976
Siemens AG	7,057	1,982,098
Siemens Energy AG (b)	2,621	370,619
Siemens Healthineers AG (c)	3,338	176,101
Symrise AG	4,025	325,607
Talanx AG	1,845	246,589
Volkswagen AG Preference Shares	25,594	3,112,598
Vonovia SE	9,002	259,447

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zalando SE (b) (c)	4,194	$124,816
		75,666,242
HONG KONG — 2.7%
AIA Group Ltd.	139,423	1,431,220
CK Asset Holdings Ltd.	84,854	428,658
CK Infrastructure Holdings Ltd.	200,000	1,480,054
CLP Holdings Ltd.	377,500	3,375,602
Futu Holdings Ltd. ADR (b)	2,692	442,053
Hang Seng Bank Ltd.	113,029	2,229,068
Henderson Land Development Co. Ltd.	38,000	137,383
HKT Trust & HKT Ltd. Stapled Security	1,254,540	1,855,175
Hong Kong & China Gas Co. Ltd.	1,599,652	1,440,684
Hong Kong Exchanges & Clearing Ltd.	60,472	3,166,748
Hongkong Land Holdings Ltd.	23,800	165,410
Link REIT	43,509	194,193
MTR Corp. Ltd. (a)	216,896	830,411
Power Assets Holdings Ltd.	440,000	3,117,621
Prudential PLC	125,703	1,935,084
Sino Land Co. Ltd. (a)	433,173	568,771
Sun Hung Kai Properties Ltd.	50,500	614,422
Swire Pacific Ltd. Class A	123,500	994,854
Techtronic Industries Co. Ltd.	74,500	860,480
WH Group Ltd. (c)	486,790	542,233
Wharf Real Estate Investment Co. Ltd.	50,000	157,898
		25,968,022
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	11,500	786,485
IRELAND — 0.4%
AerCap Holdings NV	3,957	568,858
AIB Group PLC	95,176	1,028,371
Bank of Ireland Group PLC	25,860	497,330
Kerry Group PLC Class A	12,838	1,176,053
Kingspan Group PLC	6,752	588,001
		3,858,613
ISRAEL — 1.6%
Bank Hapoalim BM	163,650	3,699,596
Bank Leumi Le-Israel BM	125,364	2,761,304
Check Point Software Technologies Ltd. (b)	12,969	2,406,528
Elbit Systems Ltd.	2,519	1,451,126
ICL Group Ltd.	61,427	352,707
Israel Discount Bank Ltd. Class A	120,629	1,280,059
Mizrahi Tefahot Bank Ltd.	23,608	1,647,397
Nice Ltd. (b)	3,214	360,114
Nova Ltd. (b)	1,222	408,765
Phoenix Financial Ltd.	10,356	428,264
Teva Pharmaceutical Industries Ltd. (b)	1,040	32,925
Security Description	Shares	Value
Teva Pharmaceutical Industries Ltd. ADR (b)	14,170	$442,246
		15,271,031
ITALY — 3.0%
Banca Mediolanum SpA	4,252	97,229
Banca Monte dei Paschi di Siena SpA	54,956	589,279
Banco BPM SpA (a)	28,563	436,767
BPER Banca SpA	27,737	377,878
Coca-Cola HBC AG	11,695	604,360
Enel SpA	250,144	2,607,901
Eni SpA	279,176	5,291,957
Ferrari NV	9,175	3,434,178
FinecoBank Banca Fineco SpA	31,943	832,843
Generali	39,427	1,655,406
Intesa Sanpaolo SpA	283,300	1,970,046
Leonardo SpA	9,035	521,645
Moncler SpA	11,714	755,563
Nexi SpA (a) (c)	17,473	86,620
Poste Italiane SpA (c)	15,823	399,170
Prysmian SpA	11,690	1,185,939
Recordati Industria Chimica e Farmaceutica SpA	8,436	480,918
Ryanair Holdings PLC	31,214	1,083,282
Snam SpA	207,822	1,380,498
Telecom Italia SpA (a) (b)	355,418	214,471
Terna - Rete Elettrica Nazionale (a)	92,798	986,765
UniCredit SpA	40,621	3,383,406
Unipol Assicurazioni SpA	21,581	521,363
		28,897,484
JAPAN — 21.9%
Advantest Corp.	41,300	5,173,533
Aeon Co. Ltd.	120,900	1,910,551
AGC, Inc.	8,700	288,233
Aisin Corp.	17,700	330,411
Ajinomoto Co., Inc.	7,600	160,829
ANA Holdings, Inc.	56,400	1,071,904
Asahi Group Holdings Ltd.	33,900	354,583
Asahi Kasei Corp.	42,500	376,615
Asics Corp.	30,100	721,079
Astellas Pharma, Inc.	177,500	2,370,139
Bandai Namco Holdings, Inc.	33,100	881,005
Bridgestone Corp.	115,400	2,587,104
Canon, Inc. (a)	78,200	2,311,401
Capcom Co. Ltd.	15,100	351,718
Central Japan Railway Co.	120,600	3,336,899
Chiba Bank Ltd.	18,700	208,540
Chubu Electric Power Co., Inc.	94,500	1,454,171
Chugai Pharmaceutical Co. Ltd.	47,000	2,471,664
Dai Nippon Printing Co. Ltd.	31,500	541,395
Daifuku Co. Ltd.	13,400	421,291
Dai-ichi Life Holdings, Inc.	94,032	781,975
Daiichi Sankyo Co. Ltd.	79,918	1,707,011
Daikin Industries Ltd.	3,600	461,182

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Daito Trust Construction Co. Ltd.	112,000	$2,133,606
Daiwa House Industry Co. Ltd.	56,200	1,863,712
Daiwa Securities Group, Inc.	21,200	185,362
Denso Corp.	44,800	616,788
Disco Corp.	4,400	1,352,183
East Japan Railway Co.	154,700	4,078,091
Ebara Corp.	18,300	430,108
Eisai Co. Ltd.	4,100	121,892
ENEOS Holdings, Inc.	134,282	948,357
FANUC Corp.	8,500	329,924
Fast Retailing Co. Ltd.	12,700	4,613,468
Fuji Electric Co. Ltd.	6,400	483,843
FUJIFILM Holdings Corp.	33,600	716,823
Fujikura Ltd.	10,800	1,201,646
Fujitsu Ltd.	114,000	3,148,464
Hankyu Hanshin Holdings, Inc.	20,200	508,141
Hikari Tsushin, Inc.	400	111,646
Hitachi Ltd.	38,000	1,188,402
Honda Motor Co. Ltd.	204,400	2,002,988
Hoya Corp.	18,500	2,795,448
Idemitsu Kosan Co. Ltd.	100,500	758,503
IHI Corp.	6,300	110,711
Inpex Corp.	57,200	1,141,117
Isuzu Motors Ltd.	20,000	311,270
ITOCHU Corp.	183,070	2,306,697
Japan Airlines Co. Ltd.	39,400	730,212
Japan Exchange Group, Inc.	49,612	530,478
Japan Post Bank Co. Ltd.	246,700	3,476,732
Japan Post Holdings Co. Ltd.	119,200	1,255,157
Japan Post Insurance Co. Ltd.	6,500	195,400
Japan Tobacco, Inc.	94,100	3,385,907
JFE Holdings, Inc.	36,800	468,966
Kajima Corp.	6,500	241,969
Kansai Electric Power Co., Inc.	35,700	559,147
Kao Corp.	58,700	2,344,704
Kawasaki Heavy Industries Ltd.	1,500	99,333
Kawasaki Kisen Kaisha Ltd. (a)	18,800	261,589
KDDI Corp.	250,036	4,320,537
Keyence Corp.	9,600	3,471,422
Kikkoman Corp. (a)	33,500	303,914
Kioxia Holdings Corp. (b)	1,300	86,545
Kirin Holdings Co. Ltd.	75,400	1,129,473
Kobe Bussan Co. Ltd.	46,400	1,121,924
Komatsu Ltd.	18,200	580,561
Konami Group Corp.	3,900	530,715
Kubota Corp.	32,200	455,334
Kyocera Corp.	85,100	1,192,524
Kyowa Kirin Co. Ltd. (a)	47,200	760,945
Lasertec Corp. (a)	5,100	964,557
LY Corp.	28,700	76,389
M3, Inc.	17,500	236,020
Makita Corp.	2,900	87,641
Marubeni Corp.	31,800	883,125
MatsukiyoCocokara & Co.	12,900	223,196
Minebea Mitsumi, Inc.	7,000	140,272
Mitsubishi Chemical Group Corp.	73,100	426,768
Security Description	Shares	Value
Mitsubishi Corp.	124,100	$2,839,150
Mitsubishi Electric Corp.	22,200	649,380
Mitsubishi Estate Co. Ltd.	14,800	360,782
Mitsubishi HC Capital, Inc.	99,400	831,372
Mitsubishi Heavy Industries Ltd.	16,400	401,774
Mitsubishi UFJ Financial Group, Inc. (a)	244,500	3,888,727
Mitsui & Co. Ltd.	66,300	1,963,896
Mitsui Fudosan Co. Ltd.	42,000	477,087
Mitsui OSK Lines Ltd. (a)	28,400	853,386
Mizuho Financial Group, Inc.	54,440	1,979,700
MonotaRO Co. Ltd. (a)	22,300	355,744
MS&AD Insurance Group Holdings, Inc.	77,800	1,828,048
Murata Manufacturing Co. Ltd.	70,600	1,462,041
NEC Corp.	37,700	1,277,151
Nexon Co. Ltd.	14,600	356,466
NIDEC Corp.	9,400	127,856
Nintendo Co. Ltd.	42,500	2,872,739
Nippon Building Fund, Inc. REIT	2,135	1,946,419
Nippon Paint Holdings Co. Ltd.	10,100	67,497
Nippon Sanso Holdings Corp.	3,000	89,343
Nippon Steel Corp.	257,000	1,052,299
Nippon Yusen KK (a)	23,100	748,361
Nissan Motor Co. Ltd. (b)	294,616	733,227
Nitori Holdings Co. Ltd.	62,800	1,098,785
Nitto Denko Corp.	31,700	751,319
Nomura Holdings, Inc.	73,500	610,058
Nomura Research Institute Ltd.	43,900	1,686,318
NTT, Inc.	3,001,800	3,020,089
Obayashi Corp.	40,500	844,649
Obic Co. Ltd.	101,000	3,171,533
Olympus Corp.	55,700	705,200
Oracle Corp. Japan	15,300	1,287,486
Oriental Land Co. Ltd.	53,600	991,161
ORIX Corp.	27,400	796,068
Osaka Gas Co. Ltd.	45,400	1,572,758
Otsuka Corp.	87,200	1,798,018
Otsuka Holdings Co. Ltd.	56,100	3,175,701
Pan Pacific International Holdings Corp.	276,800	1,646,372
Panasonic Holdings Corp.	87,700	1,132,163
Rakuten Group, Inc. (b)	13,700	87,753
Recruit Holdings Co. Ltd.	74,505	4,205,211
Renesas Electronics Corp. (b)	33,700	460,098
Resona Holdings, Inc.	42,900	408,624
Ryohin Keikaku Co. Ltd.	51,200	908,727
Sanrio Co. Ltd.	7,800	244,681
SBI Holdings, Inc.	10,400	223,931
SCREEN Holdings Co. Ltd. (a)	5,000	486,140
Secom Co. Ltd.	126,800	4,508,319
Seibu Holdings, Inc.	9,200	252,619
Sekisui Chemical Co. Ltd.	53,800	904,418
Sekisui House Ltd.	13,000	290,115
Seven & i Holdings Co. Ltd.	62,800	901,665
SG Holdings Co. Ltd. (a)	99,700	911,799

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shimadzu Corp.	12,000	$319,092
Shimano, Inc.	1,100	116,039
Shin-Etsu Chemical Co. Ltd.	80,700	2,508,859
Shionogi & Co. Ltd.	184,000	3,334,996
Shiseido Co. Ltd. (a)	3,600	52,319
SMC Corp.	800	277,955
SoftBank Corp.	2,957,700	4,053,169
SoftBank Group Corp.	16,400	460,366
Sompo Holdings, Inc.	22,500	765,957
Sony Financial Group, Inc. (b)	73,600	77,946
Sony Group Corp.	65,500	1,681,534
Subaru Corp.	22,200	480,838
Sumitomo Corp.	28,812	994,804
Sumitomo Electric Industries Ltd.	10,900	439,839
Sumitomo Metal Mining Co. Ltd.	7,800	316,339
Sumitomo Mitsui Financial Group, Inc.	89,100	2,865,502
Sumitomo Mitsui Trust Group, Inc.	17,100	521,144
Sumitomo Realty & Development Co. Ltd.	8,800	220,751
Suntory Beverage & Food Ltd. (a)	31,587	952,577
Suzuki Motor Corp.	85,600	1,274,894
Sysmex Corp.	20,800	204,689
T&D Holdings, Inc.	7,700	177,585
Taisei Corp.	2,300	217,682
Takeda Pharmaceutical Co. Ltd. (a)	172,951	5,334,895
TDK Corp.	21,400	301,862
Terumo Corp.	42,100	609,697
TIS, Inc.	57,300	1,921,759
Tokio Marine Holdings, Inc.	113,000	4,193,569
Tokyo Electron Ltd.	24,000	5,254,904
Tokyo Gas Co. Ltd.	24,908	986,023
Tokyo Metro Co. Ltd. (a)	15,700	159,709
Tokyu Corp.	82,900	967,859
TOPPAN Holdings, Inc.	6,900	205,180
Toray Industries, Inc.	40,900	266,152
Toyota Industries Corp.	3,300	374,749
Toyota Motor Corp.	254,700	5,453,273
Toyota Tsusho Corp.	17,000	571,999
Trend Micro, Inc.	5,300	219,851
Unicharm Corp.	75,018	428,346
West Japan Railway Co.	66,900	1,334,201
Yamaha Motor Co. Ltd. (a)	27,200	201,208
Yokogawa Electric Corp.	9,600	307,210
Yokohama Financial Group, Inc.	31,500	259,946
Zensho Holdings Co. Ltd.	4,700	269,115
ZOZO, Inc.	79,000	650,668
		213,105,153
LUXEMBOURG — 0.1%
ArcelorMittal SA	23,191	1,064,682
CVC Capital Partners PLC (c)	9,302	156,224
Eurofins Scientific SE	2,540	186,145
		1,407,051
Security Description	Shares	Value
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	22,000	$108,311
MEXICO — 0.0% *
Fresnillo PLC	8,117	363,998
NETHERLANDS — 4.6%
ABN AMRO Bank NV Dutch Certificate (c)	17,362	607,442
Adyen NV (b) (c)	1,141	1,842,566
Akzo Nobel NV	3,154	219,290
Argenx SE (b)	4,054	3,412,844
ASM International NV	1,815	1,103,331
ASML Holding NV	16,657	18,025,185
ASR Nederland NV	3,820	271,966
BE Semiconductor Industries NV (a)	4,075	640,112
Euronext NV (c)	1,694	254,658
EXOR NV	5,469	465,351
Heineken Holding NV (a)	4,558	334,036
Heineken NV	14,238	1,166,180
IMCD NV (a)	401	36,424
ING Groep NV (a)	76,242	2,149,914
JDE Peet's NV	2,417	90,439
Koninklijke Ahold Delhaize NV	136,370	5,584,773
Koninklijke KPN NV	741,302	3,461,595
Koninklijke Philips NV	10,465	285,634
Magnum Ice Cream Co. NV (b)	42,342	670,611
Nebius Group NV (a) (b)	1,000	83,705
NN Group NV	7,974	615,660
Randstad NV (a)	5,543	210,728
Universal Music Group NV (a)	62,874	1,641,517
Wolters Kluwer NV	12,822	1,330,295
		44,504,256
NEW ZEALAND — 0.2%
Auckland International Airport Ltd.	155,266	743,750
Fisher & Paykel Healthcare Corp. Ltd.	45,918	996,794
Infratil Ltd. (a)	81,015	516,192
Meridian Energy Ltd. (a)	62,056	199,838
		2,456,574
NORWAY — 0.8%
Aker BP ASA	9,270	236,096
DNB Bank ASA	21,631	603,670
Equinor ASA	171,167	4,021,729
Gjensidige Forsikring ASA	9,152	274,011
Kongsberg Gruppen ASA	42,378	1,086,459
Mowi ASA	8,387	202,216
Norsk Hydro ASA	38,391	297,633
Orkla ASA	32,472	362,164
Telenor ASA	25,344	368,595
		7,452,573
POLAND — 0.0% *
InPost SA (a) (b)	5,493	67,545

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
PORTUGAL — 0.3%
Banco Comercial Portugues SA Class R	360,866	$379,827
EDP SA	60,635	278,798
Galp Energia SGPS SA	73,668	1,265,779
Jeronimo Martins SGPS SA	32,595	775,578
		2,699,982
SINGAPORE — 2.4%
CapitaLand Ascendas REIT	61,800	135,998
CapitaLand Integrated Commercial Trust REIT	94,890	176,351
DBS Group Holdings Ltd.	146,895	6,437,793
Keppel Ltd.	21,611	173,930
Oversea-Chinese Banking Corp. Ltd.	281,745	4,329,145
Sea Ltd. ADR (b)	745	95,040
Sembcorp Industries Ltd. (a)	18,300	85,666
Singapore Airlines Ltd. (a)	188,349	937,351
Singapore Exchange Ltd.	254,500	3,356,392
Singapore Technologies Engineering Ltd.	341,500	2,235,949
Singapore Telecommunications Ltd.	394,300	1,395,074
STMicroelectronics NV	22,966	605,261
United Overseas Bank Ltd.	125,275	3,415,351
		23,379,301
SOUTH AFRICA — 0.1%
Anglo American PLC	25,080	1,040,689
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	4,728	126,160
SPAIN — 3.4%
Acciona SA (a)	721	157,416
ACS Actividades de Construccion y Servicios SA	3,439	342,704
Aena SME SA (c)	53,728	1,503,063
Amadeus IT Group SA	2,728	201,333
Banco Bilbao Vizcaya Argentaria SA	112,544	2,650,156
Banco de Sabadell SA (a)	148,162	585,540
Banco Santander SA	383,530	4,535,901
Bankinter SA	6,004	99,812
CaixaBank SA	186,250	2,284,754
Cellnex Telecom SA (a) (b) (c)	5,124	165,070
Endesa SA (a)	43,304	1,557,793
Grifols SA (a)	8,205	103,109
Iberdrola SA	300,864	6,524,606
Industria de Diseno Textil SA	98,171	6,495,832
Naturgy Energy Group SA	11,287	343,596
Redeia Corp. SA	130,495	2,324,953
Repsol SA	126,950	2,374,362
Telefonica SA (a)	149,788	614,484
		32,864,484
SWEDEN — 2.2%
AddTech AB Class B	13,001	461,723
Security Description	Shares	Value
Alfa Laval AB	13,168	$665,199
Assa Abloy AB Class B	43,785	1,704,608
Atlas Copco AB Class A	125,484	2,260,231
Atlas Copco AB Class B	106,134	1,715,404
Boliden AB (b)	14,177	792,293
Epiroc AB Class A	32,592	742,077
Epiroc AB Class B	18,481	374,279
Essity AB Class B	30,117	866,385
Evolution AB (c)	8,549	584,041
H & M Hennes & Mauritz AB Class B (a)	9,030	182,093
Hexagon AB Class B	91,534	1,087,232
Industrivarden AB Class C (a)	4,474	201,405
Indutrade AB	11,465	298,974
Investment AB Latour Class B (a)	7,700	188,265
Investor AB Class B	29,487	1,056,808
L E Lundbergforetagen AB Class B (a)	2,378	131,942
Lifco AB Class B (a)	10,243	391,107
Nibe Industrier AB Class B (a)	20,640	79,750
Saab AB Class B	20	1,166
Sandvik AB	47,461	1,547,574
Securitas AB Class B (a)	13,509	215,703
Skandinaviska Enskilda Banken AB Class A	33,192	702,451
Skanska AB Class B	6,607	180,820
SKF AB Class B	17,576	468,627
Svenska Cellulosa AB SCA Class B (a)	8,078	107,429
Svenska Handelsbanken AB Class A	39,816	580,258
Swedbank AB Class A	18,645	649,424
Swedish Orphan Biovitrum AB (b)	8,019	289,487
Tele2 AB Class B	3,300	55,323
Telefonaktiebolaget LM Ericsson Class B	37,325	366,821
Telia Co. AB	42,899	183,252
Volvo AB Class B	85,918	2,757,749
		21,889,900
SWITZERLAND — 6.2%
ABB Ltd.	82,296	6,151,555
Avolta AG	1,884	112,101
Banque Cantonale Vaudoise (a)	10,247	1,298,578
Barry Callebaut AG (a)	75	123,635
Belimo Holding AG	458	451,496
BKW AG	5,219	1,109,346
Chocoladefabriken Lindt & Spruengli AG (d)	68	994,787
Chocoladefabriken Lindt & Spruengli AG (d)	15	2,203,850
Cie Financiere Richemont SA Class A	22,095	4,798,289
DSM-Firmenich AG	1,989	160,622
EMS-Chemie Holding AG	441	305,875
Galderma Group AG	592	121,127
Geberit AG	2,558	2,000,551

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Givaudan SA	691	$2,743,939
Helvetia Baloise Holding AG	10,533	2,781,324
Julius Baer Group Ltd.	3,546	279,294
Kuehne & Nagel International AG	5,710	1,234,254
Logitech International SA	8,497	874,529
Lonza Group AG	533	361,814
Partners Group Holding AG	1,240	1,537,616
Sandoz Group AG	4,102	299,476
Schindler Holding AG (d)	2,751	1,038,939
Schindler Holding AG (d)	7,892	2,804,163
SGS SA	8,495	974,258
Sika AG	6,392	1,311,883
Sonova Holding AG	2,470	645,676
Straumann Holding AG	5,638	665,103
Swatch Group AG Bearer Shares (a)	909	193,044
Swiss Life Holding AG	316	365,679
Swiss Prime Site AG	21,558	3,352,408
Swisscom AG	6,780	4,925,074
UBS Group AG	68,784	3,208,907
VAT Group AG (a) (c)	1,468	715,054
Zurich Insurance Group AG	14,140	10,740,867
		60,885,113
UNITED KINGDOM — 11.1%
3i Group PLC	57,159	2,508,650
Admiral Group PLC	26,631	1,137,644
Ashtead Group PLC	19,826	1,356,281
Associated British Foods PLC	6,420	183,671
AstraZeneca PLC	99,254	18,409,864
Auto Trader Group PLC (c)	55,218	435,525
Aviva PLC	40,690	374,573
BAE Systems PLC	246,519	5,683,286
Barclays PLC	420,817	2,693,971
Barratt Redrow PLC	35,063	179,732
British American Tobacco PLC	146,099	8,280,948
BT Group PLC	244,500	605,275
Bunzl PLC	22,164	618,891
Centrica PLC	305,204	696,027
CK Hutchison Holdings Ltd.	161,000	1,095,259
Coca-Cola Europacific Partners PLC	14,400	1,306,080
Compass Group PLC	155,759	4,952,665
DCC PLC	3,190	198,660
Diageo PLC	111,240	2,399,210
Entain PLC	12,612	130,044
Halma PLC	17,459	830,836
Hikma Pharmaceuticals PLC	10,581	220,596
HSBC Holdings PLC	430,900	6,803,132
Imperial Brands PLC	57,587	2,415,895
Informa PLC	13,764	163,657
InterContinental Hotels Group PLC	340	47,835
International Consolidated Airlines Group SA	20,265	113,027
Intertek Group PLC	8,873	552,096
J Sainsbury PLC	78,744	344,222
JD Sports Fashion PLC	74,975	85,174
Security Description	Shares	Value
Kingfisher PLC	64,429	$270,986
Land Securities Group PLC REIT	18,150	151,847
Legal & General Group PLC	95,835	337,597
Lloyds Banking Group PLC	1,505,441	1,989,255
London Stock Exchange Group PLC	12,624	1,520,041
M&G PLC	21,289	82,010
Marks & Spencer Group PLC	40,787	181,040
Melrose Industries PLC	10,289	81,430
National Grid PLC	174,873	2,684,955
NatWest Group PLC	213,414	1,871,008
Next PLC	8,924	1,642,041
Pearson PLC	92,488	1,306,210
Phoenix Group Holdings PLC	7,795	77,272
Reckitt Benckiser Group PLC	41,799	3,374,428
RELX PLC	146,286	5,942,210
Rentokil Initial PLC	30,673	184,624
Rolls-Royce Holdings PLC	21,781	336,910
Sage Group PLC	85,165	1,240,589
Schroders PLC	42,239	231,231
Segro PLC REIT (a)	15,691	152,042
Severn Trent PLC	2,204	82,680
Smith & Nephew PLC	14,608	243,347
Smiths Group PLC	17,144	542,360
Spirax Group PLC	3,385	310,514
SSE PLC	17,339	508,182
Standard Chartered PLC	49,379	1,210,122
Tesco PLC	401,658	2,386,824
Unilever PLC	188,188	12,300,473
United Utilities Group PLC	6,332	101,691
Vodafone Group PLC	1,042,578	1,386,613
Whitbread PLC	2,942	100,907
Wise PLC Class A (b)	37,880	453,969
		108,108,134
UNITED STATES — 11.6%
Aegon Ltd.	26,425	206,071
Alcon AG	6,472	516,943
AP Moller - Maersk AS Class A	302	695,213
AP Moller - Maersk AS Class B	408	939,229
BP PLC	831,587	4,840,979
Buzzi SpA	3,769	230,178
CyberArk Software Ltd. (b)	280	124,897
Experian PLC	46,107	2,085,605
Ferrovial SE	1,756	114,130
GSK PLC	372,956	9,152,501
Haleon PLC	517,546	2,609,077
Holcim AG	34,836	3,419,182
Nestle SA	172,699	17,164,177
Novartis AG	152,834	21,143,082
Qiagen NV	40,798	1,861,746
Roche Holding AG	44,935	18,614,916
Roche Holding AG Bearer Shares	3,770	1,595,082
Sanofi SA	47,208	4,586,283
Schneider Electric SE	22,459	6,195,954
Shell PLC	325,251	11,986,917
Spotify Technology SA (b)	260	150,985

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Stellantis NV	266,250	$2,958,431
Swiss Re AG	9,821	1,646,854
Tenaris SA	8,892	172,417
		113,010,849
TOTAL COMMON STOCKS (Cost $784,255,389)		967,013,102
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f)	67,007	67,007
State Street Navigator Securities Lending Portfolio II (g) (h)	17,150,306	17,150,306
TOTAL SHORT-TERM INVESTMENTS (Cost $17,217,313)		17,217,313
TOTAL INVESTMENTS — 101.2% (Cost $801,472,702)		984,230,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(11,840,475)
NET ASSETS — 100.0%		$972,389,940

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$967,013,102	$—	$—	$967,013,102
Short-Term Investments	17,217,313	—	—	17,217,313
TOTAL INVESTMENTS	$984,230,415	$—	$—	$984,230,415

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,629	$2,629	$15,021,097	$14,956,719	$—	$—	67,007	$67,007	$10,316
State Street Navigator Securities Lending Portfolio II	30,223,860	30,223,860	56,022,825	69,096,379	—	—	17,150,306	17,150,306	27,640
Total		$30,226,489	$71,043,922	$84,053,098	$—	$—		$17,217,313	$37,956
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUSTRALIA — 0.1%
Anglogold Ashanti PLC	301	$26,034
BRAZIL — 4.4%
Ambev SA	7,570	19,147
Ambev SA ADR	3,414	8,433
Axia Energia	2,693	24,872
Axia Energia ADR (a)	673	6,299
Axia Energia Class C, ADR (b)	177	1,525
B3 SA - Brasil Bolsa Balcao	44,001	111,533
Banco Bradesco SA	5,614	15,982
Banco Bradesco SA Preference Shares	15,929	52,876
Banco BTG Pactual SA	1,290	12,378
Banco do Brasil SA	6,627	26,509
BB Seguridade Participacoes SA	8,959	59,103
Caixa Seguridade Participacoes SA	7,262	22,026
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	6,181	150,460
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (a)	634	15,127
Cia Energetica de Minas Gerais ADR	2,559	5,118
Cia Energetica de Minas Gerais Preference Shares	7,015	14,338
Cia Paranaense de Energia - Copel	10,366	24,743
CPFL Energia SA	2,736	26,607
Energisa SA	1,390	11,963
Engie Brasil Energia SA	1,586	9,079
Equatorial SA	4,786	33,626
Gerdau SA Preference Shares	5,627	20,938
Itau Unibanco Holding SA ADR	11,329	81,115
Itau Unibanco Holding SA Preference Shares	321	2,298
Itausa SA Preference Shares	19,133	40,782
Klabin SA	399	1,366
Localiza Rent a Car SA	10,367	82,429
MBRF Global Foods Co. SA	3,700	13,491
NU Holdings Ltd. Class A (b)	1,300	21,762
Petroleo Brasileiro SA - Petrobras	6,445	38,307
Petroleo Brasileiro SA - Petrobras ADR (c)	6,536	73,661
Petroleo Brasileiro SA - Petrobras ADR (c)	4,423	52,413
Petroleo Brasileiro SA - Petrobras Preference Shares	7,639	42,964
PRIO SA (b)	10,937	82,670
Raia Drogasil SA	8,167	34,950
Rumo SA	7,188	19,361
Suzano SA	1,771	16,628
Suzano SA ADR (a)	1,055	9,854
Telefonica Brasil SA	8,364	50,522
Telefonica Brasil SA ADR	601	7,128
TIM SA	3,200	12,462
TIM SA ADR (a)	402	7,819
Security Description	Shares	Value
TOTVS SA	16,326	$125,370
Ultrapar Participacoes SA	37	141
Ultrapar Participacoes SA ADR	2,489	9,384
Vale SA	179	2,351
Vale SA ADR	12,373	161,220
Vibra Energia SA	5,077	23,468
WEG SA	15,929	141,013
		1,827,611
CHILE — 0.5%
Banco de Chile	47,476	9,163
Banco de Credito e Inversiones SA	477	30,898
Banco Santander Chile ADR	18	560
Cencosud SA	6,421	20,618
Empresas CMPC SA	2,346	3,679
Empresas Copec SA	2,943	23,046
Enel Americas SA	79,362	7,540
Enel Chile SA	5,919	486
Enel Chile SA ADR	243	977
Falabella SA	9,259	64,535
Latam Airlines Group SA	807,853	21,854
Sociedad Quimica y Minera de Chile SA ADR (b)	96	6,605
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	350	24,768
		214,729
CHINA — 25.1%
360 Security Technology, Inc. Class A	12,900	20,644
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,800	6,086
AAC Technologies Holdings, Inc.	1,500	7,516
ACM Research Shanghai, Inc. Class A	795	20,052
Advanced Micro-Fabrication Equipment, Inc. China Class A	623	24,342
Agricultural Bank of China Ltd. Class A	5,400	5,942
Agricultural Bank of China Ltd. Class H	388,000	288,127
Akeso, Inc. (a) (b) (d)	1,000	14,518
Alibaba Group Holding Ltd.	16,149	296,278
Alibaba Group Holding Ltd. ADR	159	22,866
Aluminum Corp. of China Ltd. Class H	8,000	12,509
Anhui Conch Cement Co. Ltd. Class A	2,100	6,577
Anhui Conch Cement Co. Ltd. Class H (a)	5,500	15,602
Anhui Gujing Distillery Co. Ltd. Class B	2,800	31,423
Anker Innovations Technology Co. Ltd. Class A	160	2,622
ANTA Sports Products Ltd.	10,800	111,767
Autohome, Inc. ADR	123	2,738

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
AviChina Industry & Technology Co. Ltd. Class H (a)	14,000	$7,141
Baidu, Inc. Class A (b)	4,414	74,573
Bank of Beijing Co. Ltd. Class A	3,000	2,355
Bank of China Ltd. Class A	14,100	11,575
Bank of China Ltd. Class H	677,071	387,966
Bank of Communications Co. Ltd. Class A	12,800	13,295
Bank of Communications Co. Ltd. Class H	85,000	70,437
Bank of Hangzhou Co. Ltd. Class A	1,700	3,722
Bank of Jiangsu Co. Ltd. Class A	10,560	15,734
Bank of Nanjing Co. Ltd. Class A	3,400	5,568
Bank of Shanghai Co. Ltd. Class A	10,870	15,729
Baoshan Iron & Steel Co. Ltd. Class A	6,400	6,831
Beijing Enterprises Holdings Ltd.	5,500	22,485
Beijing Kingsoft Office Software, Inc. Class A	204	8,975
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,840	8,989
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (b)	324	2,086
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	89,100	65,740
BOC Aviation Ltd. (d)	900	8,418
BOE Technology Group Co. Ltd. Class A	74,400	44,875
Bosideng International Holdings Ltd.	52,000	29,796
BYD Co. Ltd. Class A	900	12,600
BYD Co. Ltd. Class H	4,500	55,126
BYD Electronic International Co. Ltd. (a)	3,000	12,966
CGN Power Co. Ltd. Class H (d)	227,100	85,489
Chaozhou Three-Circle Group Co. Ltd. Class A	2,700	17,697
China CITIC Bank Corp. Ltd. Class H	183,000	163,168
China Coal Energy Co. Ltd. Class H (a)	30,000	38,350
China Communications Services Corp. Ltd. Class H	12,000	6,907
China Construction Bank Corp. Class A	10,600	14,093
China Construction Bank Corp. Class H	628,394	620,845
China Eastern Airlines Corp. Ltd. Class A (b)	46,700	40,144
China Everbright Bank Co. Ltd. Class A	11,400	5,700
China Feihe Ltd. (d)	6,000	3,130
China Galaxy Securities Co. Ltd. Class H	6,334	8,162
China Gas Holdings Ltd.	12,554	12,387
China Hongqiao Group Ltd.	3,500	14,668
China International Capital Corp. Ltd. Class H (d)	3,600	9,051
Security Description	Shares	Value
China Life Insurance Co. Ltd. Class H	16,000	$56,283
China Longyuan Power Group Corp. Ltd. Class H (a)	12,000	10,237
China Mengniu Dairy Co. Ltd.	11,000	21,072
China Merchants Bank Co. Ltd. Class A	4,091	24,675
China Merchants Bank Co. Ltd. Class H (a)	11,000	74,619
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	8,000	11,553
China Merchants Port Holdings Co. Ltd.	22,000	42,793
China Minsheng Banking Corp. Ltd. Class A	6,600	3,622
China Minsheng Banking Corp. Ltd. Class H	78,960	39,868
China National Building Material Co. Ltd. Class H	28,924	19,026
China National Nuclear Power Co. Ltd. Class A	7,600	9,418
China National Software & Service Co. Ltd. Class A (b)	2,400	15,920
China Oilfield Services Ltd. Class H	8,000	7,184
China Overseas Land & Investment Ltd.	18,000	28,329
China Pacific Insurance Group Co. Ltd. Class A	1,900	11,408
China Pacific Insurance Group Co. Ltd. Class H	7,200	32,561
China Petroleum & Chemical Corp. Class A	10,400	9,208
China Petroleum & Chemical Corp. Class H	264,395	158,634
China Power International Development Ltd. (a)	13,000	5,395
China Railway Group Ltd. Class A	13,000	10,076
China Railway Group Ltd. Class H	37,000	18,206
China Railway Signal & Communication Corp. Ltd. Class A	16,683	13,074
China Resources Beer Holdings Co. Ltd.	4,092	13,785
China Resources Gas Group Ltd.	2,400	6,975
China Resources Land Ltd.	10,944	38,245
China Resources Microelectronics Ltd. Class A	2,082	15,767
China Resources Mixc Lifestyle Services Ltd. (d)	4,600	25,377
China Resources Power Holdings Co. Ltd. (a)	10,267	22,833
China Ruyi Holdings Ltd. (b)	56,000	15,756
China Shenhua Energy Co. Ltd. Class A	1,500	8,704
China Shenhua Energy Co. Ltd. Class H	21,500	107,175

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China State Construction Engineering Corp. Ltd. Class A	11,300	$8,305
China State Construction International Holdings Ltd.	2,000	2,341
China Taiping Insurance Holdings Co. Ltd.	4,210	10,109
China Three Gorges Renewables Group Co. Ltd. Class A	24,300	14,239
China Tower Corp. Ltd. Class H (d)	54,600	81,092
China United Network Communications Ltd. Class A	21,900	16,033
China Vanke Co. Ltd. Class A (b)	1,500	999
China Vanke Co. Ltd. Class H (a) (b)	18,792	7,919
China Yangtze Power Co. Ltd. Class A	31,300	121,927
Chongqing Rural Commercial Bank Co. Ltd. Class A	9,700	8,977
Chongqing Zhifei Biological Products Co. Ltd. Class A (b)	500	1,352
Chow Tai Fook Jewellery Group Ltd.	2,200	3,502
CITIC Ltd.	30,000	46,483
CITIC Securities Co. Ltd. Class H	2,300	8,097
CMOC Group Ltd. Class A	6,700	19,198
CMOC Group Ltd. Class H	33,000	81,573
COSCO SHIPPING Holdings Co. Ltd. Class A	3,700	8,047
COSCO SHIPPING Holdings Co. Ltd. Class H (a)	13,250	23,407
CRRC Corp. Ltd. Class H	16,000	12,293
CSPC Pharmaceutical Group Ltd.	15,840	17,156
Daqin Railway Co. Ltd. Class A	21,300	15,746
Eastroc Beverage Group Co. Ltd. Class A	790	30,264
Empyrean Technology Co. Ltd. Class A	900	13,710
ENN Energy Holdings Ltd.	1,800	16,003
Eoptolink Technology, Inc. Ltd. Class A	600	37,039
Everdisplay Optronics Shanghai Co. Ltd. Class A (b)	39,333	14,989
Far East Horizon Ltd.	12,000	12,395
Focus Media Information Technology Co. Ltd. Class A	11,100	11,720
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,139	16,649
Fosun International Ltd.	6,500	3,658
Fuyao Glass Industry Group Co. Ltd. Class A	2,300	21,343
Fuyao Glass Industry Group Co. Ltd. Class H (d)	12,800	110,511
Ganfeng Lithium Group Co. Ltd. Class A	100	901
GCL Technology Holdings Ltd. (a) (b)	110,000	14,980
Geely Automobile Holdings Ltd.	11,000	25,297
Giant Biogene Holding Co. Ltd. (a) (d)	3,200	13,682
Great Wall Motor Co. Ltd. Class H	7,000	13,760
Security Description	Shares	Value
Gree Electric Appliances, Inc. of Zhuhai Class A	3,800	$21,896
Guangdong Haid Group Co. Ltd. Class A	1,900	15,075
Guangdong Investment Ltd.	10,000	8,724
Guotai Haitong Securities Co. Ltd. Class H (d)	5,208	11,134
Haidilao International Holding Ltd. (a) (d)	1,000	1,831
Haier Smart Home Co. Ltd. Class H	6,000	18,717
Hainan Airlines Holding Co. Ltd. Class A (b)	3,300	856
Hansoh Pharmaceutical Group Co. Ltd. (a) (d)	14,000	64,896
Henan Shuanghui Investment & Development Co. Ltd. Class A	2,500	9,481
Hengan International Group Co. Ltd.	5,374	19,263
Hengtong Optic-electric Co. Ltd. Class A	3,700	13,109
Hithink RoyalFlush Information Network Co. Ltd. Class A	400	18,463
Huadong Medicine Co. Ltd. Class A	960	5,426
Huaneng Power International, Inc. Class A	1,400	1,496
Huaneng Power International, Inc. Class H	90,000	66,256
Huatai Securities Co. Ltd. Class H (d)	2,643	6,391
Huaxia Bank Co. Ltd. Class A	11,500	11,319
Huayu Automotive Systems Co. Ltd. Class A	1,000	2,865
Hundsun Technologies, Inc. Class A	3,740	16,155
Hwatsing Technology Co. Ltd. Class A	862	18,534
Hygon Information Technology Co. Ltd. Class A	1,691	54,367
Iflytek Co. Ltd. Class A	3,100	22,335
Imeik Technology Development Co. Ltd. Class A	140	2,843
Industrial & Commercial Bank of China Ltd. Class A	10,100	11,475
Industrial & Commercial Bank of China Ltd. Class H	577,448	466,647
Industrial Bank Co. Ltd. Class A	7,400	22,327
Ingenic Semiconductor Co. Ltd. Class A	1,300	19,750
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	1,700	6,966
Inner Mongolia Yitai Coal Co. Ltd. Class B	17,600	33,616
JA Solar Technology Co. Ltd. Class A (b)	2,400	3,937
JD.com, Inc. Class A	7,012	100,538
Jiangsu Expressway Co. Ltd. Class H (a)	36,000	46,205
Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,400	22,045

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,942	$50,712
Jiangsu King's Luck Brewery JSC Ltd. Class A	1,400	6,976
Jiangxi Copper Co. Ltd. Class A	300	2,360
Jiangxi Copper Co. Ltd. Class H	6,000	33,055
KE Holdings, Inc. ADR	374	5,894
Kuaishou Technology (d)	21,100	173,360
Kunlun Energy Co. Ltd.	26,000	24,819
Kweichow Moutai Co. Ltd. Class A	900	177,575
Laopu Gold Co. Ltd. Class H (a)	200	15,880
Lenovo Group Ltd.	90,915	108,161
Li Auto, Inc. Class A (b)	800	6,665
Li Ning Co. Ltd.	2,000	4,797
Longfor Group Holdings Ltd. (a) (d)	9,451	10,394
LONGi Green Energy Technology Co. Ltd. Class A (b)	15,460	40,311
Loongson Technology Corp. Ltd. Class A (b)	748	14,157
Luzhou Laojiao Co. Ltd. Class A	1,300	21,646
Meituan Class B (b) (d)	4,147	55,038
Metallurgical Corp. of China Ltd. Class A	11,400	4,851
Midea Group Co. Ltd. Class A	700	7,837
MINISO Group Holding Ltd.	4,400	20,577
Muyuan Foods Co. Ltd. Class A	5,700	41,305
NARI Technology Co. Ltd. Class A	8,600	27,698
National Silicon Industry Group Co. Ltd. Class A (b)	4,878	15,123
NAURA Technology Group Co. Ltd. Class A	1,350	88,791
NetEase, Inc.	15,835	436,589
New China Life Insurance Co. Ltd. Class H	3,300	23,043
New Hope Liuhe Co. Ltd. Class A	11,400	15,059
New Oriental Education & Technology Group, Inc.	730	3,962
Ningxia Baofeng Energy Group Co. Ltd. Class A	2,300	6,468
NIO, Inc. Class A (a) (b)	112	589
Nongfu Spring Co. Ltd. Class H (d)	32,000	192,571
OFILM Group Co. Ltd. Class A (b)	1,300	1,978
OmniVision Integrated Circuits Group, Inc.	700	12,626
PDD Holdings, Inc. ADR (b)	6,421	728,077
People's Insurance Co. Group of China Ltd. Class H	55,000	47,697
PetroChina Co. Ltd. Class H	146,000	157,189
PICC Property & Casualty Co. Ltd. Class H	48,270	101,458
Ping An Bank Co. Ltd. Class A	8,700	14,222
Ping An Insurance Group Co. of China Ltd. Class H (a)	15,000	125,554
Piotech, Inc. Class A	442	20,897
Poly Developments & Holdings Group Co. Ltd. Class A	1,000	874
Security Description	Shares	Value
Pop Mart International Group Ltd. (a) (d)	6,000	$144,691
Postal Savings Bank of China Co. Ltd. Class A	17,800	13,898
Postal Savings Bank of China Co. Ltd. Class H (d)	119,000	81,336
Power Construction Corp. of China Ltd. Class A	3,700	2,756
Qfin Holdings, Inc. ADR	1,150	22,161
SAIC Motor Corp. Ltd. Class A	3,700	8,068
Sanan Optoelectronics Co. Ltd. Class A	11,700	23,685
SDIC Power Holdings Co. Ltd. Class A	6,200	11,654
SF Holding Co. Ltd. Class A	2,200	12,078
Shaanxi Coal Industry Co. Ltd. Class A	6,200	18,938
Shandong Gold Mining Co. Ltd. Class H (d)	10,250	45,564
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,000	4,503
Shandong Nanshan Aluminum Co. Ltd. Class A	12,900	9,943
Shandong Sun Paper Industry JSC Ltd. Class A	3,000	6,769
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,600	3,612
Shanghai Baosight Software Co. Ltd. Class A	1,598	4,741
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	627	12,207
Shanghai International Airport Co. Ltd. Class A	1,400	6,571
Shanghai Pudong Development Bank Co. Ltd. Class A	8,624	15,370
Shanghai RAAS Blood Products Co. Ltd. Class A	12,300	11,172
Shanxi Coking Coal Energy Group Co. Ltd. Class A	8,700	8,002
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,260	30,995
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	700	19,100
Shenzhen Transsion Holdings Co. Ltd. Class A	959	9,090
Shenzhou International Group Holdings Ltd.	1,400	11,008
Sichuan Chuantou Energy Co. Ltd. Class A	11,099	22,103
Sino Biopharmaceutical Ltd.	8,000	6,352
Sinopharm Group Co. Ltd. Class H	12,000	29,971
Sungrow Power Supply Co. Ltd. Class A	1,080	26,465
Sunny Optical Technology Group Co. Ltd.	1,393	11,731
Suzhou TFC Optical Communication Co. Ltd. Class A	280	8,145

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
TCL Technology Group Corp. Class A	28,220	$18,355
Tencent Holdings Ltd.	3,878	298,442
Tencent Music Entertainment Group ADR	692	12,131
Tianshui Huatian Technology Co. Ltd. Class A	5,000	7,858
Tingyi Cayman Islands Holding Corp.	44,000	66,649
Tongling Nonferrous Metals Group Co. Ltd. Class A	10,600	9,127
Tongwei Co. Ltd. Class A (b)	6,400	18,815
Trip.com Group Ltd.	484	34,449
Tsingtao Brewery Co. Ltd. Class H	6,000	37,556
Unigroup Guoxin Microelectronics Co. Ltd. Class A	979	11,054
Victory Giant Technology Huizhou Co. Ltd. Class A	400	16,480
Vipshop Holdings Ltd. ADR	3,058	54,096
Wanhua Chemical Group Co. Ltd. Class A	1,000	10,986
Want Want China Holdings Ltd.	180,000	107,304
Weichai Power Co. Ltd. Class H	5,000	12,109
Wens Foodstuff Group Co. Ltd. Class A	10,500	25,393
Western Securities Co. Ltd. Class A	3,900	4,408
Wintime Energy Group Co. Ltd. Class A (b)	3,200	720
Wuhan Guide Infrared Co. Ltd. Class A (b)	8,700	18,285
Wuliangye Yibin Co. Ltd. Class A	2,000	30,356
WuXi AppTec Co. Ltd. Class A	3,400	44,152
WuXi AppTec Co. Ltd. Class H (d)	1,620	20,543
Wuxi Biologics Cayman, Inc. (b) (d)	2,000	8,079
Xiaomi Corp. Class B (b) (d)	16,200	81,796
Xinjiang Daqo New Energy Co. Ltd. Class A (b)	4,502	17,299
Yadea Group Holdings Ltd. (d)	3,130	4,572
Yankuang Energy Group Co. Ltd. Class H	13,000	16,067
Yealink Network Technology Corp. Ltd. Class A	2,770	14,148
Yum China Holdings, Inc.	715	33,860
Yunnan Baiyao Group Co. Ltd. Class A	1,040	8,457
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	600	14,508
Zhaojin Mining Industry Co. Ltd. Class H	6,500	25,671
Zhejiang Dahua Technology Co. Ltd. Class A	1,500	4,070
Zhejiang Expressway Co. Ltd. Class H	5,320	4,901
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,200	6,318
Zhongji Innolight Co. Ltd. Class A	660	57,679
Zhuzhou CRRC Times Electric Co. Ltd. Class H	1,100	5,317
Security Description	Shares	Value
Zijin Mining Group Co. Ltd. Class A	5,800	$28,643
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,347	1,665
ZTE Corp. Class A	6,600	35,780
ZTE Corp. Class H (a)	2,280	7,950
ZTO Express Cayman, Inc.	265	5,526
		10,435,882
COLOMBIA — 0.0% *
Grupo Cibest SA	509	9,324
Interconexion Electrica SA ESP	969	6,326
		15,650
CZECH REPUBLIC — 0.2%
CEZ AS	1,133	71,289
Moneta Money Bank AS (d)	1,864	17,515
		88,804
EGYPT — 0.3%
Commercial International Bank - Egypt (CIB)	26,576	57,386
Commercial International Bank - Egypt (CIB) GDR	17,081	36,553
Eastern Co. SAE	17,695	13,763
Talaat Moustafa Group	6,206	10,409
		118,111
GREECE — 0.9%
Alpha Bank SA	8,470	35,613
Eurobank SA Class A	8,183	32,916
FF Group (b) (e)	491	—
Hellenic Telecommunications Organization SA	4,748	94,016
Jumbo SA	2,060	67,500
National Bank of Greece SA	2,345	35,803
OPAP SA	3,916	87,844
Piraeus Bank SA	3,083	24,600
		378,292
HONG KONG — 0.1%
China Common Rich Renewable Energy Investments Ltd. (b) (e)	598,000	—
China Huishan Dairy Holdings Co. Ltd. (b) (e)	1,072,393	—
Orient Overseas International Ltd. (a)	500	8,056
Zijin Gold International Co. Ltd. (b)	1,600	30,012
		38,068
HUNGARY — 0.4%
MOL Hungarian Oil & Gas PLC	4,738	42,610
OTP Bank Nyrt	763	81,922
Richter Gedeon Nyrt	1,188	35,850
		160,382
INDIA — 18.0%
ABB India Ltd.	548	31,522
Adani Ports & Special Economic Zone Ltd.	612	10,008

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Adani Power Ltd. (b)	5,950	$9,466
Ambuja Cements Ltd.	626	3,875
APL Apollo Tubes Ltd.	268	5,707
Apollo Hospitals Enterprise Ltd.	746	58,453
Asian Paints Ltd.	4,800	147,905
Astral Ltd.	296	4,573
Avenue Supermarts Ltd. (b) (d)	642	27,016
Axis Bank Ltd.	4,544	64,177
Bajaj Auto Ltd.	732	76,092
Bajaj Finance Ltd.	1,360	14,932
Bajaj Finserv Ltd.	391	8,874
Balkrishna Industries Ltd.	452	11,666
Bank of Baroda	4,269	14,054
Bharat Electronics Ltd.	33,723	149,931
Bharat Petroleum Corp. Ltd.	4,657	19,897
Bharti Airtel Ltd.	10,067	235,839
Bosch Ltd.	113	45,311
Britannia Industries Ltd.	2,054	137,825
BSE Ltd.	1,817	53,212
CG Power & Industrial Solutions Ltd.	6,648	47,922
Cipla Ltd.	8,900	149,651
Coal India Ltd.	23,194	102,965
Colgate-Palmolive India Ltd.	2,265	52,309
Cummins India Ltd.	1,498	73,907
Dabur India Ltd.	7,664	42,942
Divi's Laboratories Ltd.	423	30,085
Dixon Technologies India Ltd.	323	43,491
Dr. Reddy's Laboratories Ltd.	4,423	62,566
Dr. Reddy's Laboratories Ltd. ADR	4,578	64,275
Eicher Motors Ltd.	1,766	143,680
Eternal Ltd. (b)	9,983	30,883
FSN E-Commerce Ventures Ltd. (b)	8,438	24,893
GAIL India Ltd. GDR	861	9,600
Godrej Consumer Products Ltd.	597	8,118
Grasim Industries Ltd.	576	18,130
Havells India Ltd.	2,121	33,625
HCL Technologies Ltd.	16,151	291,701
HDFC Asset Management Co. Ltd. (d)	2,328	69,214
HDFC Bank Ltd.	20,142	222,128
HDFC Life Insurance Co. Ltd. (d)	1,412	11,780
Hero MotoCorp Ltd.	1,272	81,673
Hindalco Industries Ltd.	2,803	27,653
Hindustan Aeronautics Ltd.	1,798	87,794
Hindustan Petroleum Corp. Ltd.	3,431	19,050
Hindustan Unilever Ltd.	9,938	256,070
Hyundai Motor India Ltd.	1,844	47,147
ICICI Bank Ltd.	3,822	57,105
ICICI Bank Ltd. ADR	1,869	55,696
ICICI Lombard General Insurance Co. Ltd. (d)	2,561	55,908
Indian Hotels Co. Ltd.	4,430	36,417
Indian Oil Corp. Ltd.	13,015	24,104
Indian Railway Catering & Tourism Corp. Ltd.	3,037	23,132
Security Description	Shares	Value
Indus Towers Ltd. (b)	13,198	$61,490
IndusInd Bank Ltd. (b)	2,161	20,778
Infosys Ltd.	20,516	368,733
Infosys Ltd. ADR (a)	19,138	341,039
InterGlobe Aviation Ltd. (d)	262	14,749
ITC Ltd.	42,217	189,292
Jio Financial Services Ltd.	5,450	17,885
JSW Steel Ltd.	1,476	19,128
Jubilant Foodworks Ltd.	1,848	11,485
Kotak Mahindra Bank Ltd.	3,201	78,391
Kwality Wall's India Ltd. (b)	9,938	4,224
Larsen & Toubro Ltd.	20	909
Larsen & Toubro Ltd. GDR	572	25,568
LTIMindtree Ltd. (d)	1,828	123,322
Lupin Ltd.	1,965	46,119
Mahindra & Mahindra Ltd.	57	2,352
Mahindra & Mahindra Ltd. GDR	772	31,961
Mankind Pharma Ltd.	110	2,688
Marico Ltd.	11,098	92,682
Maruti Suzuki India Ltd.	633	117,593
Max Healthcare Institute Ltd.	1,417	16,477
Mphasis Ltd.	1,210	37,576
MRF Ltd.	53	90,135
Nestle India Ltd.	13,160	188,587
NMDC Ltd.	28,359	26,242
NTPC Ltd.	7,062	25,893
Oil & Natural Gas Corp. Ltd.	10,400	27,815
Oracle Financial Services Software Ltd.	159	13,599
Page Industries Ltd.	156	62,562
Persistent Systems Ltd.	1,824	127,283
Petronet LNG Ltd.	10,328	32,646
PI Industries Ltd.	791	28,498
Pidilite Industries Ltd.	6,826	112,583
Polycab India Ltd.	575	48,742
Power Finance Corp. Ltd.	3,232	12,780
Power Grid Corp. of India Ltd.	8,593	25,297
REC Ltd.	1,947	7,729
Reliance Industries Ltd.	4,897	85,562
Reliance Industries Ltd. GDR (d)	1,324	92,680
SBI Life Insurance Co. Ltd. (d)	286	6,475
Shree Cement Ltd.	12	3,548
Shriram Finance Ltd.	991	10,984
Siemens Ltd.	495	16,871
Solar Industries India Ltd.	286	38,986
State Bank of India	1,186	12,961
State Bank of India GDR	304	33,075
Sun Pharmaceutical Industries Ltd.	5,946	113,767
Supreme Industries Ltd.	677	25,262
Tata Consultancy Services Ltd.	12,867	458,995
Tata Motors Ltd./new (b)	2,396	11,076
Tata Motors Passenger Vehicles Ltd.	2,396	9,793
Tata Power Co. Ltd.	1,569	6,627
Tata Steel Ltd.	9,344	18,721
Tata Steel Ltd. GDR	692	13,632

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Tech Mahindra Ltd.	4,737	$83,847
Titan Co. Ltd.	1,740	78,434
Torrent Pharmaceuticals Ltd.	3,153	135,059
Trent Ltd.	1,508	71,793
TVS Motor Co. Ltd.	510	21,107
UltraTech Cement Ltd.	88	11,538
United Spirits Ltd.	2,765	44,413
UPL Ltd.	1,110	9,820
Vedanta Ltd.	10,588	71,200
Wipro Ltd.	29,237	85,643
Yes Bank Ltd. (b)	27,937	6,714
Zydus Lifesciences Ltd.	1,144	11,638
		7,481,002
INDONESIA — 1.2%
Astra International Tbk. PT	54,500	21,898
Bank Central Asia Tbk. PT	532,225	257,734
Bank Mandiri Persero Tbk. PT	70,000	21,409
Bank Negara Indonesia Persero Tbk. PT	21,700	5,687
Bank Rakyat Indonesia Persero Tbk. PT	92,849	20,380
Dian Swastatika Sentosa Tbk. PT (b)	11,700	70,867
GoTo Gojek Tokopedia Tbk. PT (b)	1,052,000	4,038
Indofood Sukses Makmur Tbk. PT	18,000	7,313
Sumber Alfaria Trijaya Tbk. PT	217,400	25,749
Telkom Indonesia Persero Tbk. PT	116,175	24,245
United Tractors Tbk. PT	21,100	37,328
		496,648
KUWAIT — 0.9%
Kuwait Finance House KSCP	59,950	158,112
Mobile Telecommunications Co. KSCP	2,616	4,415
National Bank of Kuwait SAKP	67,107	221,508
		384,035
LUXEMBOURG — 0.1%
Reinet Investments SCA	553	19,357
MALAYSIA — 1.9%
AMMB Holdings Bhd.	10,800	17,299
CelcomDigi Bhd.	14,500	11,399
CIMB Group Holdings Bhd.	19,432	39,506
Gamuda Bhd.	13,533	16,608
Hong Leong Bank Bhd.	13,920	75,946
IHH Healthcare Bhd.	58,600	126,355
IOI Corp. Bhd.	8,100	7,984
Kuala Lumpur Kepong Bhd.	1,231	6,067
Malayan Banking Bhd.	67,740	174,942
Maxis Bhd.	10,500	9,807
MISC Bhd.	10,900	20,951
Mr. DIY Group M Bhd. (d)	89,250	33,650
Nestle Malaysia Bhd.	600	16,856
Petronas Chemicals Group Bhd.	7,800	6,977
Petronas Dagangan Bhd.	3,600	17,707
Public Bank Bhd.	40,455	45,260
Security Description	Shares	Value
QL Resources Bhd.	39,500	$36,891
SD Guthrie Bhd.	3,867	5,460
Telekom Malaysia Bhd.	31,659	62,803
Tenaga Nasional Bhd.	15,900	53,758
		786,226
MEXICO — 1.7%
America Movil SAB de CV (a)	91,194	94,494
Arca Continental SAB de CV (a)	285	3,089
Cemex SAB de CV (a)	29,503	33,918
Coca-Cola Femsa SAB de CV (a)	523	4,976
Fibra Uno Administracion SA de CV REIT	9,612	14,429
Fomento Economico Mexicano SAB de CV (a)	2,161	21,858
Gruma SAB de CV Class B (a)	1,400	24,157
Grupo Aeroportuario del Centro Norte SAB de CV (a)	3,663	49,615
Grupo Aeroportuario del Pacifico SAB de CV Class B (a)	66	1,737
Grupo Aeroportuario del Sureste SAB de CV Class B (a)	1,815	58,467
Grupo Bimbo SAB de CV (a)	2,069	6,803
Grupo Carso SAB de CV (a)	628	4,120
Grupo Financiero Banorte SAB de CV Class O (a)	6,166	57,252
Grupo Financiero Inbursa SAB de CV Class O (a)	2,916	7,066
Grupo Mexico SAB de CV	3,243	30,669
Industrias Penoles SAB de CV (a) (b)	396	20,852
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,373	2,932
Promotora y Operadora de Infraestructura SAB de CV (a)	154	2,290
Sigma Foods SAB de CV (a)	18,775	16,436
Southern Copper Corp.	836	119,941
Wal-Mart de Mexico SAB de CV (a)	47,274	147,584
		722,685
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	2,435	67,766
Credicorp Ltd.	495	142,065
		209,831
PHILIPPINES — 0.6%
Ayala Corp.	430	3,421
Ayala Land, Inc.	4,800	1,832
Bank of the Philippine Islands	18,367	36,245
BDO Unibank, Inc.	19,529	44,679
International Container Terminal Services, Inc.	4,940	47,609
Jollibee Foods Corp.	8,890	27,199
Manila Electric Co.	6,490	63,320
Metropolitan Bank & Trust Co.	3,206	3,733
PLDT, Inc.	356	7,624
SM Investments Corp.	645	7,669

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SM Prime Holdings, Inc.	9,500	$3,674
		247,005
POLAND — 0.8%
Bank Polska Kasa Opieki SA	464	26,470
Budimex SA	136	24,127
Dino Polska SA (b) (d)	4,750	54,632
KGHM Polska Miedz SA (b)	359	28,039
LPP SA	2	11,577
mBank SA (b)	113	33,364
ORLEN SA	2,558	68,383
PGE Polska Grupa Energetyczna SA (b)	5,592	13,694
Powszechna Kasa Oszczednosci Bank Polski SA	1,468	34,773
Powszechny Zaklad Ubezpieczen SA	1,173	21,775
Santander Bank Polska SA	86	13,046
		329,880
QATAR — 1.0%
Al Rayan Bank	27,771	16,734
Commercial Bank PSQC	8,863	10,224
Dukhan Bank	17,644	16,941
Industries Qatar QSC	4,898	16,049
Ooredoo QPSC	20,415	73,059
Qatar Electricity & Water Co. QSC	13,024	53,835
Qatar Fuel QSC	7,524	31,348
Qatar Gas Transport Co. Ltd.	10,160	12,526
Qatar Islamic Bank QPSC	6,558	43,138
Qatar National Bank QPSC	24,823	127,217
		401,071
ROMANIA — 0.0% *
NEPI Rockcastle NV	657	5,783
RUSSIA — 0.0%
Alrosa PJSC (b) (e)	72,138	—
Inter RAO UES PJSC (b) (e)	435,055	—
LUKOIL PJSC (b) (e)	3,065	—
Moscow Exchange MICEX-RTS PJSC (b) (e)	5,004	—
Novolipetsk Steel PJSC (b) (e)	6,756	—
PhosAgro PJSC GDR (b) (e)	401	—
Polyus PJSC (b) (e)	810	—
Polyus PJSC GDR (b) (e)	1,392	—
Rosneft Oil Co. PJSC (b) (e)	15,529	—
Sberbank of Russia PJSC (b) (e)	57,120	—
Severstal PAO GDR (b) (e)	5,724	—
Surgutneftegas PJSC ADR (b) (e)	34,802	—
VTB Bank PJSC (b) (e)	6,467	—
		—
SAUDI ARABIA — 4.7%
Al Rajhi Bank	5,486	142,606
Alinma Bank	4,481	29,126
Almarai Co. JSC	3,276	37,784
Arab National Bank	2,358	13,592
Security Description	Shares	Value
Arabian Internet & Communications Services Co.	869	$52,152
Bank AlBilad	1,523	10,078
Bank Al-Jazira (b)	2,226	6,617
Banque Saudi Fransi	3,373	15,126
Bupa Arabia for Cooperative Insurance Co.	1,222	45,253
Co. for Cooperative Insurance	1,499	46,759
Dallah Healthcare Co.	285	9,536
Dar Al Arkan Real Estate Development Co. (b)	5,203	22,111
Dr. Sulaiman Al Habib Medical Services Group Co.	1,947	133,406
Elm Co.	793	158,143
Etihad Etisalat Co.	5,836	102,692
Jarir Marketing Co.	25,357	86,398
Mouwasat Medical Services Co.	1,086	19,298
Riyad Bank	2,932	21,215
SABIC Agri-Nutrients Co.	2,209	65,196
Sahara International Petrochemical Co.	481	1,924
SAL Saudi Logistics Services	268	11,461
Saudi Arabian Mining Co. (b)	831	13,504
Saudi Arabian Oil Co. (d)	77,076	489,688
Saudi Awwal Bank	1,906	16,454
Saudi Basic Industries Corp.	4,627	63,284
Saudi Electricity Co.	10,487	39,283
Saudi National Bank	7,093	71,633
Saudi Tadawul Group Holding Co.	37	1,384
Saudi Telecom Co.	18,700	214,281
Yanbu National Petrochemical Co.	1,527	11,187
		1,951,171
SOUTH AFRICA — 3.2%
Absa Group Ltd.	3,350	48,392
Bid Corp. Ltd.	524	13,341
Bidvest Group Ltd.	854	12,240
Capitec Bank Holdings Ltd.	830	208,166
Clicks Group Ltd.	2,461	49,988
Discovery Ltd.	655	8,996
FirstRand Ltd.	8,758	47,966
Gold Fields Ltd.	9,483	415,323
Harmony Gold Mining Co. Ltd.	5,591	113,737
Impala Platinum Holdings Ltd.	864	13,661
MTN Group Ltd.	3,030	30,995
Naspers Ltd. Class N	635	42,327
Nedbank Group Ltd.	1,277	20,520
OUTsurance Group Ltd.	5,456	23,596
Remgro Ltd.	1,226	13,437
Sanlam Ltd.	14,287	84,920
Sasol Ltd. (b)	4,530	29,034
Shoprite Holdings Ltd.	997	16,259
Sibanye Stillwater Ltd. (a) (b)	7,143	26,080
Standard Bank Group Ltd.	3,162	55,416
Valterra Platinum Ltd.	263	22,373
Vodacom Group Ltd.	1,047	8,929
		1,305,696

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 8.7%
Amorepacific Corp.	39	$3,235
APR Corp.	455	72,962
Celltrion, Inc.	421	52,897
Coway Co. Ltd.	96	5,791
DB Insurance Co. Ltd.	288	26,210
Doosan Bobcat, Inc.	88	3,525
Doosan Enerbility Co. Ltd. (b)	300	15,682
Hana Financial Group, Inc.	1,221	79,758
Hankook Tire & Technology Co. Ltd.	291	11,777
Hanmi Semiconductor Co. Ltd.	327	28,919
Hanwha Aerospace Co. Ltd.	27	17,637
HD Hyundai Co. Ltd.	165	21,591
HD Hyundai Electric Co. Ltd.	196	105,310
HD Hyundai Heavy Industries Co. Ltd.	38	13,427
HD Hyundai Marine Solution Co. Ltd.	126	16,925
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	42	11,866
HMM Co. Ltd.	2,025	28,817
HYBE Co. Ltd.	73	16,723
Hyosung Heavy Industries Corp.	21	25,963
Hyundai Glovis Co. Ltd.	126	15,796
Hyundai Mobis Co. Ltd.	297	76,902
Hyundai Motor Co.	619	127,405
Hyundai Motor Co. Preference Shares (c)	232	34,223
Hyundai Motor Co. Preference Shares (c)	117	16,731
Hyundai Rotem Co. Ltd.	365	47,609
Industrial Bank of Korea	1,901	27,646
Kakao Corp.	250	10,430
KB Financial Group, Inc.	120	10,388
KB Financial Group, Inc. ADR	1,015	87,331
Kia Corp.	1,143	96,642
Korea Aerospace Industries Ltd.	106	8,418
Korea Electric Power Corp. (b)	650	21,297
Korea Electric Power Corp. ADR	2,984	49,236
Korea Investment Holdings Co. Ltd.	180	20,205
Korea Zinc Co. Ltd.	2	1,827
Korean Air Lines Co. Ltd.	393	6,152
Krafton, Inc. (b)	171	29,201
KT&G Corp.	544	53,662
LG Chem Ltd.	133	30,745
LG Corp.	336	18,823
LG Display Co. Ltd. (b)	3,122	25,595
LG Display Co. Ltd. ADR (b)	1,546	6,509
LG Electronics, Inc.	826	52,695
LG Energy Solution Ltd. (b)	47	12,023
LG H&H Co. Ltd.	37	6,639
LG Uplus Corp.	5,226	53,401
LIG Nex1 Co. Ltd.	98	28,640
Meritz Financial Group, Inc.	200	15,702
Mirae Asset Securities Co. Ltd.	428	6,937
NAVER Corp.	184	30,974
Security Description	Shares	Value
POSCO Holdings, Inc.	224	$47,426
POSCO Holdings, Inc. ADR	640	34,054
Posco International Corp.	58	1,997
Samsung Biologics Co. Ltd. (b) (d)	104	122,370
Samsung C&T Corp.	165	27,432
Samsung Electro-Mechanics Co. Ltd.	299	52,928
Samsung Electronics Co. Ltd.	8,490	706,641
Samsung Electronics Co. Ltd. Preference Shares	3,355	207,744
Samsung Fire & Marine Insurance Co. Ltd.	70	24,151
Samsung Heavy Industries Co. Ltd. (b)	100	1,673
Samsung Life Insurance Co. Ltd.	121	13,238
Samsung SDI Co. Ltd. (b)	169	31,617
Samsung SDS Co. Ltd.	780	92,860
Samyang Foods Co. Ltd.	44	37,600
Shinhan Financial Group Co. Ltd.	263	14,040
Shinhan Financial Group Co. Ltd. ADR	1,360	72,937
SK Hynix, Inc.	622	281,088
SK Innovation Co. Ltd.	227	15,947
SK Square Co. Ltd. (b)	62	15,838
SK Telecom Co. Ltd.	1,723	63,990
SK, Inc.	317	56,444
S-Oil Corp. (b)	135	7,778
Woori Financial Group, Inc.	3,638	70,712
Yuhan Corp.	53	4,135
		3,593,439
TAIWAN — 19.6%
Accton Technology Corp.	5,000	188,571
Advantech Co. Ltd.	9,220	84,510
Alchip Technologies Ltd.	1,000	111,711
ASE Technology Holding Co. Ltd.	5,124	40,851
Asia Cement Corp.	10,200	12,076
Asia Vital Components Co. Ltd.	3,000	144,173
Asustek Computer, Inc.	1,000	17,441
Catcher Technology Co. Ltd.	15,000	99,298
Cathay Financial Holding Co. Ltd.	17,179	41,443
Chailease Holding Co. Ltd.	1,935	6,497
Chang Hwa Commercial Bank Ltd.	35,876	23,350
Cheng Shin Rubber Industry Co. Ltd.	6,000	5,633
China Steel Corp.	16,440	9,941
Chroma ATE, Inc.	4,000	98,662
Chunghwa Telecom Co. Ltd.	49,540	205,756
Compal Electronics, Inc.	27,000	26,123
CTBC Financial Holding Co. Ltd.	26,900	42,978
Delta Electronics, Inc.	22,623	693,367
E Ink Holdings, Inc.	1,000	6,302
E.Sun Financial Holding Co. Ltd.	88,720	95,298
Eclat Textile Co. Ltd.	2,379	29,112
Elite Material Co. Ltd.	3,000	157,063
eMemory Technology, Inc.	1,000	55,060
Evergreen Marine Corp. Taiwan Ltd.	6,626	40,067

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Far Eastern New Century Corp.	8,560	$7,574
Far EasTone Telecommunications Co. Ltd.	51,449	144,585
Feng TAY Enterprise Co. Ltd.	4,037	14,968
First Financial Holding Co. Ltd.	151,031	141,319
Formosa Chemicals & Fibre Corp.	10,000	10,216
Formosa Plastics Corp.	11,000	13,654
Fortune Electric Co. Ltd.	1,320	32,138
Fubon Financial Holding Co. Ltd.	15,055	46,046
Gigabyte Technology Co. Ltd.	1,000	7,941
Global Unichip Corp.	1,000	67,631
Globalwafers Co. Ltd.	1,000	12,921
Gold Circuit Electronics Ltd.	3,000	65,594
Hon Hai Precision Industry Co. Ltd.	24,730	181,419
Hua Nan Financial Holdings Co. Ltd.	82,241	81,140
Innolux Corp.	40,857	22,171
International Games System Co. Ltd.	2,000	45,894
Inventec Corp.	6,000	8,192
Jentech Precision Industrial Co. Ltd.	1,000	87,363
KGI Financial Holding Co. Ltd.	19,493	10,702
King Slide Works Co. Ltd.	1,000	119,349
Lite-On Technology Corp.	1,952	10,157
Lotes Co. Ltd.	1,000	41,215
MediaTek, Inc.	14,877	677,077
Mega Financial Holding Co. Ltd.	66,385	84,512
Nan Ya Plastics Corp.	12,000	22,991
Nien Made Enterprise Co. Ltd.	2,000	22,979
Novatek Microelectronics Corp.	9,000	107,128
Pegatron Corp.	6,000	13,100
President Chain Store Corp.	18,000	126,892
Quanta Computer, Inc.	27,000	233,733
Realtek Semiconductor Corp.	7,000	108,942
Shanghai Commercial & Savings Bank Ltd.	13,295	17,179
SinoPac Financial Holdings Co. Ltd.	19,327	17,592
Taiwan Business Bank	57,560	29,311
Taiwan Cooperative Financial Holding Co. Ltd.	174,146	134,681
Taiwan High Speed Rail Corp.	33,000	29,408
Taiwan Mobile Co. Ltd.	51,542	177,983
Taiwan Semiconductor Manufacturing Co. Ltd.	49,495	2,441,630
TCC Group Holdings Co. Ltd.	22,019	16,258
TS Financial Holding Co. Ltd.	39,397	25,579
Unimicron Technology Corp.	3,000	21,005
Uni-President Enterprises Corp.	26,164	64,202
United Microelectronics Corp.	71,000	111,289
Vanguard International Semiconductor Corp.	3,274	9,597
Wan Hai Lines Ltd.	1,100	2,759
Wistron Corp.	7,000	33,529
Wiwynn Corp.	1,000	142,741
Yageo Corp.	2,552	18,762
Yang Ming Marine Transport Corp.	7,000	12,409
Yuanta Financial Holding Co. Ltd.	25,480	31,870
Security Description	Shares	Value
Zhen Ding Technology Holding Ltd.	3,000	$13,558
		8,156,168
THAILAND — 1.5%
Advanced Info Service PCL (a)	18,322	182,028
Airports of Thailand PCL NVDR	3,270	5,501
Bangkok Dusit Medical Services PCL Class F	74,292	45,511
Bumrungrad Hospital PCL	7,964	39,814
Charoen Pokphand Foods PCL	13,386	9,262
CP ALL PCL	12,461	17,205
Delta Electronics Thailand PCL	27,600	151,557
Gulf Development PCL (b)	32,500	43,069
Kasikornbank PCL	3,400	20,990
Krung Thai Bank PCL	20,768	18,622
Minor International PCL	885	683
Minor International PCL NVDR	2,061	1,590
PTT Exploration & Production PCL	1,228	4,404
PTT PCL	43,760	44,447
SCB X PCL	2,475	10,920
Siam Cement PCL	3,124	18,196
Siam Cement PCL NVDR	1,200	6,989
True Corp. PCL	13,965	4,832
		625,620
TURKEY — 0.7%
Akbank TAS	8,503	13,814
Aselsan Elektronik Sanayi Ve Ticaret AS	18,301	98,695
BIM Birlesik Magazalar AS	1,944	24,275
Eregli Demir ve Celik Fabrikalari TAS	6,625	3,673
Ford Otomotiv Sanayi AS	3,504	7,556
Haci Omer Sabanci Holding AS	5,642	11,064
KOC Holding AS	6,263	24,606
Turk Hava Yollari AO	8,507	53,164
Turkcell Iletisim Hizmetleri AS	7,792	16,885
Turkiye Is Bankasi AS Class C	26,417	8,663
Turkiye Petrol Rafinerileri AS	2,970	12,747
Yapi ve Kredi Bankasi AS (b)	15,885	13,392
		288,534
UNITED ARAB EMIRATES — 2.5%
Abu Dhabi Commercial Bank PJSC	9,567	37,248
Abu Dhabi Islamic Bank PJSC	15,819	89,412
Abu Dhabi National Oil Co. for Distribution PJSC	78,427	83,276
ADNOC Drilling Co. PJSC	46,662	67,841
Adnoc Gas PLC	58,323	56,371
Aldar Properties PJSC	11,560	27,382
Americana Restaurants International PLC - Foreign Co.	34,034	15,011
Dubai Electricity & Water Authority PJSC	59,401	44,799
Dubai Islamic Bank PJSC	60,966	153,872
Emaar Development PJSC	11,046	45,563
Emaar Properties PJSC	11,188	42,798
Emirates NBD Bank PJSC	16,378	124,187

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Emirates Telecommunications Group Co. PJSC	27,476	$137,197
First Abu Dhabi Bank PJSC	16,696	79,277
Salik Co. PJSC	23,994	41,483
Two Point Zero Group PJSC (b)	13,395	9,519
		1,055,236
UNITED STATES — 0.2%
BeOne Medicines Ltd. Class H (b)	322	7,417
JBS NV Class A (b)	4,849	69,923
Legend Biotech Corp. ADR (b)	135	2,935
		80,275
TOTAL COMMON STOCKS (Cost $30,716,394)		41,443,225
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia Class B, Preference Shares 7.87%	87	832
Axia Energia Class C, Preference Shares (b)	730	6,544
Localiza Rent a Car SA , Preference Shares (b)	398	3,014
		10,390
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.56%	1,938	30,689
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (b)	2,040	227
TOTAL PREFERRED STOCKS (Cost $24,135)		41,306
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	48,123	48,123
State Street Navigator Securities Lending Portfolio II (h) (i)	695,560	695,560
TOTAL SHORT-TERM INVESTMENTS (Cost $743,683)		743,683
TOTAL INVESTMENTS — 101.7% (Cost $31,484,212)		42,228,214
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(708,791)
NET ASSETS — 100.0%		$41,519,423

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.7% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,790,540	$652,685	$0(a)	$41,443,225
Preferred Stocks	41,079	227	—	41,306
Short-Term Investments	743,683	—	—	743,683
TOTAL INVESTMENTS	$41,575,302	$652,912	$0	$42,228,214
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	174,489	$174,489	$1,520,923	$1,647,289	$—	$—	48,123	$48,123	$2,134
State Street Navigator Securities Lending Portfolio II	980,338	980,338	1,912,804	2,197,582	—	—	695,560	695,560	7,754
Total		$1,154,827	$3,433,727	$3,844,871	$—	$—		$743,683	$9,888
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.3%
ARGENTINA — 0.1%
Vista Energy SAB de CV ADR (a)	100	$4,866
BRAZIL — 6.2%
Allos SA	300	1,553
Ambev SA	3,000	7,588
Auren Energia SA	500	1,083
Axia Energia	800	7,389
Azzas 2154 SA	100	459
B3 SA - Brasil Bolsa Balcao	4,200	10,646
Banco Bradesco SA	500	1,423
Banco Bradesco SA Preference Shares	4,000	13,278
Banco BTG Pactual SA	900	8,636
Banco do Brasil SA	1,700	6,800
Banco do Estado do Rio Grande do Sul SA Preference Shares	500	1,391
Banco Pan SA Preference Shares (a)	600	1,239
Banco Santander Brasil SA	300	1,865
Bradespar SA Preference Shares	300	1,089
Braskem SA Preference Shares (a)	300	432
Brava Energia (a)	300	922
Caixa Seguridade Participacoes SA	400	1,213
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	411	10,005
Cia de Saneamento de Minas Gerais Copasa MG	300	2,405
Cia De Sanena Do Parana	200	1,466
Cia Energetica de Minas Gerais	400	1,073
Cia Energetica de Minas Gerais Preference Shares	1,300	2,657
Cia Paranaense de Energia - Copel	1,500	3,581
Cia Siderurgica Nacional SA (a)	500	816
Cosan SA (a)	1,154	1,120
Cury Construtora e Incorporadora SA	211	1,241
Cyrela Brazil Realty SA Empreendimentos e Participacoes	300	1,622
Dexco SA	784	715
Direcional Engenharia SA	600	1,546
Embraer SA	500	8,084
Energisa SA	330	2,840
Eneva SA (a)	1,144	4,213
Engie Brasil Energia SA	140	801
Equatorial SA	702	4,932
Fleury SA	400	1,095
Gerdau SA Preference Shares	1,100	4,093
GPS Participacoes e Empreendimentos SA (b)	442	1,303
Grupo Mateus SA	700	576
Hapvida Participacoes e Investimentos SA (a) (b)	246	661
Hypera SA	300	1,290
Iguatemi SA	300	1,400
Inter & Co., Inc. BDR	148	1,261
Itau Unibanco Holding SA Preference Shares	3,852	27,577
Security Description	Shares	Value
Itausa SA Preference Shares	4,234	$9,025
Klabin SA	707	2,420
Localiza Rent a Car SA	700	5,566
Lojas Renner SA	880	2,160
M Dias Branco SA	200	874
Magazine Luiza SA	420	685
Marcopolo SA Preference Shares	880	959
MBRF Global Foods Co. SA	400	1,458
Metalurgica Gerdau SA Preference Shares	799	1,312
Motiva Infraestrutura de Mobilidade SA	700	1,924
Multiplan Empreendimentos Imobiliarios SA	200	995
Natura Cosmeticos SA (a)	700	952
Neoenergia SA	300	1,773
NU Holdings Ltd. Class A (a)	1,900	31,806
Pagseguro Digital Ltd. Class A	200	1,928
Petroleo Brasileiro SA - Petrobras	2,800	16,642
Petroleo Brasileiro SA - Petrobras Preference Shares	2,700	15,186
Petroreconcavo SA	300	620
Porto Seguro SA	200	1,765
PRIO SA (a)	600	4,535
Raia Drogasil SA	816	3,492
Rede D'Or Sao Luiz SA (b)	800	5,929
Rumo SA	1,000	2,694
Sao Martinho SA	200	552
Sendas Distribuidora SA	1,100	1,461
SLC Agricola SA	300	879
Smartfit Escola de Ginastica e Danca SA	305	1,297
StoneCo Ltd. Class A (a)	200	2,958
Suzano SA	600	5,633
Telefonica Brasil SA	560	3,383
TIM SA	600	2,337
TOTVS SA	400	3,072
Ultrapar Participacoes SA	600	2,288
Unipar Carbocloro SA Preference Shares	100	1,057
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (a)	900	977
Vale SA	2,500	32,830
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (a)	700	413
Vibra Energia SA	964	4,456
Vivara Participacoes SA	200	1,213
VTEX Class A (a)	200	752
WEG SA	1,100	9,738
XP, Inc. BDR	274	4,588
		349,963
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A	100	1,589
CHILE — 0.9%
Aguas Andinas SA Class A	3,226	1,320
Banco de Chile	30,901	5,964

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Banco de Credito e Inversiones SA	62	$4,016
Banco Itau Chile SA	89	1,969
Banco Santander Chile	45,128	3,559
Cencosud SA	922	2,961
Cencosud Shopping SA	578	1,494
Cia Cervecerias Unidas SA	172	1,119
Cia Sud Americana de Vapores SA	14,286	741
Colbun SA	7,692	1,229
Embotelladora Andina SA Preference Shares	311	1,456
Empresas CMPC SA	861	1,350
Empresas Copec SA	272	2,130
Enel Americas SA	8,283	787
Enel Chile SA	20,038	1,645
Falabella SA	598	4,168
Latam Airlines Group SA	138,950	3,759
Parque Arauco SA	592	1,963
Quinenco SA	286	1,390
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	109	7,713
Vina Concha y Toro SA	813	924
		51,657
COLOMBIA — 0.2%
Cementos Argos SA	461	1,313
Ecopetrol SA	3,564	1,764
Grupo Argos SA	7	31
Grupo Cibest SA	206	3,774
Interconexion Electrica SA ESP	357	2,331
		9,213
CZECH REPUBLIC — 0.3%
CEZ AS	129	8,117
Komercni Banka AS	61	3,444
Moneta Money Bank AS (b)	406	3,815
		15,376
EGYPT — 0.2%
Commercial International Bank - Egypt (CIB)	2,136	4,613
Eastern Co. SAE	2,128	1,655
EFG Holding SAE (a)	2,041	1,066
Talaat Moustafa Group	848	1,422
U Consumer Finance (a)	613	121
		8,877
GREECE — 1.0%
Aegean Airlines SA	82	1,373
Alpha Bank SA	1,669	7,017
Eurobank SA Class A	1,935	7,784
GEK Terna SA	51	1,523
Hellenic Telecommunications Organization SA	141	2,792
Jumbo SA	88	2,883
LAMDA Development SA (a)	128	1,070
Metlen Energy & Metals PLC (a)	79	4,064
Motor Oil Hellas Corinth Refineries SA	58	2,139
Security Description	Shares	Value
National Bank of Greece SA	432	$6,596
OPAP SA	134	3,006
Optima bank SA	216	1,956
Piraeus Bank SA	800	6,383
Public Power Corp. SA	183	3,912
Star Bulk Carriers Corp.	100	1,922
Tsakos Energy Navigation Ltd.	100	2,242
		56,662
HUNGARY — 0.5%
Magyar Telekom Telecommunications PLC	344	1,886
MOL Hungarian Oil & Gas PLC	320	2,878
OTP Bank Nyrt	168	18,038
Richter Gedeon Nyrt	97	2,927
		25,729
INDIA — 27.6%
360 ONE WAM Ltd.	227	3,005
Aarti Industries Ltd.	365	1,518
ABB India Ltd.	49	2,819
ACC Ltd.	92	1,779
Adani Energy Solutions Ltd. (a)	266	3,040
Adani Enterprises Ltd. (c)	215	5,358
Adani Enterprises Ltd. (a) (c)	25	372
Adani Green Energy Ltd. (a)	280	3,162
Adani Ports & Special Economic Zone Ltd.	523	8,553
Adani Power Ltd. (a)	3,515	5,592
Adani Total Gas Ltd.	272	1,715
Aditya Birla Fashion & Retail Ltd. (a)	608	519
Aditya Birla Lifestyle Brands Ltd. (a)	608	863
Aditya Birla Real Estate Ltd.	74	1,379
Affle 3i Ltd. (a)	153	3,063
AIA Engineering Ltd.	49	2,190
Ajanta Pharma Ltd.	66	2,033
Alkem Laboratories Ltd.	36	2,206
Amara Raja Energy & Mobility Ltd.	164	1,660
Amber Enterprises India Ltd. (a)	44	3,127
Ambuja Cements Ltd.	667	4,129
Anant Raj Ltd.	295	1,796
Angel One Ltd.	82	2,139
Apar Industries Ltd.	22	2,048
APL Apollo Tubes Ltd.	166	3,535
Apollo Hospitals Enterprise Ltd.	73	5,720
Apollo Tyres Ltd.	389	2,164
Ashok Leyland Ltd.	3,268	6,515
Asian Paints Ltd.	309	9,521
Astral Ltd.	144	2,225
Atul Ltd.	27	1,845
AU Small Finance Bank Ltd. (b)	338	3,740
Aurobindo Pharma Ltd.	211	2,777
Avenue Supermarts Ltd. (a) (b)	108	4,545
Axis Bank Ltd.	1,683	23,770
AXISCADES Technologies Ltd. (a)	138	2,032
Bajaj Auto Ltd.	53	5,509
Bajaj Finance Ltd.	1,960	21,519

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bajaj Finserv Ltd.	250	$5,674
Bajaj Holdings & Investment Ltd.	26	3,277
Balkrishna Industries Ltd.	74	1,910
Bandhan Bank Ltd. (b)	1,096	1,778
Bank of Baroda	985	3,243
BASF India Ltd.	27	1,189
Bata India Ltd.	150	1,574
Berger Paints India Ltd.	345	2,060
Bharat Electronics Ltd.	3,037	13,502
Bharat Forge Ltd.	244	3,992
Bharat Heavy Electricals Ltd.	1,325	4,238
Bharat Petroleum Corp. Ltd.	1,525	6,515
Bharti Airtel Ltd.	1,962	45,964
Biocon Ltd.	654	2,866
Birlasoft Ltd.	360	1,736
Blue Star Ltd.	150	2,888
Bosch Ltd.	8	3,208
Brigade Enterprises Ltd.	171	1,684
Britannia Industries Ltd.	72	4,831
Canara Bank	2,105	3,628
Carborundum Universal Ltd.	155	1,476
Cartrade Tech Ltd. (a)	127	3,993
Castrol India Ltd.	875	1,875
Cello World Ltd.	237	1,430
CESC Ltd.	1,064	1,984
CG Power & Industrial Solutions Ltd.	595	4,289
Chambal Fertilisers & Chemicals Ltd.	391	2,097
Cholamandalam Financial Holdings Ltd.	102	2,057
Cholamandalam Investment & Finance Co. Ltd.	338	6,401
Cipla Ltd.	393	6,608
CMS Info Systems Ltd.	362	1,367
Coal India Ltd.	1,623	7,205
Cochin Shipyard Ltd. (b)	125	2,253
Coforge Ltd.	325	6,013
Cohance Lifesciences Ltd. (a)	178	1,047
Colgate-Palmolive India Ltd.	98	2,263
Computer Age Management Services Ltd.	290	2,391
Concord Biotech Ltd.	108	1,617
Container Corp. of India Ltd.	291	1,700
Coromandel International Ltd.	128	3,228
Crompton Greaves Consumer Electricals Ltd.	763	2,141
Cummins India Ltd.	132	6,513
Cyient Ltd.	112	1,393
Dabur India Ltd.	435	2,437
Dalmia Bharat Ltd.	109	2,584
Deepak Nitrite Ltd.	91	1,753
Delhivery Ltd. (a)	511	2,296
Divi's Laboratories Ltd.	91	6,472
Dixon Technologies India Ltd.	35	4,713
DLF Ltd.	554	4,237
Dr. Lal PathLabs Ltd. (b)	126	2,078
Dr. Reddy's Laboratories Ltd.	415	5,870
Security Description	Shares	Value
Eicher Motors Ltd.	110	$8,949
EID Parry India Ltd. (a)	246	2,832
Elgi Equipments Ltd.	316	1,666
Emami Ltd.	286	1,682
Embassy Office Parks REIT	549	2,659
Escorts Kubota Ltd.	51	2,111
Eternal Ltd. (a)	5,174	16,006
Exide Industries Ltd.	511	2,059
Federal Bank Ltd.	1,629	4,841
Finolex Cables Ltd.	151	1,260
Firstsource Solutions Ltd.	685	2,559
Five-Star Business Finance Ltd.	259	1,572
Force Motors Ltd.	13	2,975
Fortis Healthcare Ltd.	538	5,291
FSN E-Commerce Ventures Ltd. (a)	1,314	3,876
GAIL India Ltd.	2,094	4,011
GE Vernova T&D India Ltd.	127	4,426
GlaxoSmithKline Pharmaceuticals Ltd.	78	2,147
Glenmark Pharmaceuticals Ltd.	140	3,170
GMR Airports Ltd. (a)	3,106	3,607
Godfrey Phillips India Ltd.	61	1,875
Godrej Consumer Products Ltd.	299	4,066
Godrej Properties Ltd. (a)	110	2,453
Grasim Industries Ltd.	243	7,649
Great Eastern Shipping Co. Ltd.	178	2,236
Grindwell Norton Ltd.	89	1,549
Gujarat Fluorochemicals Ltd.	50	2,040
Happiest Minds Technologies Ltd.	265	1,357
Havells India Ltd.	222	3,519
HCL Technologies Ltd.	772	13,943
HDFC Asset Management Co. Ltd. (b)	178	5,292
HDFC Bank Ltd.	8,182	90,232
HDFC Life Insurance Co. Ltd. (b)	749	6,249
Hero MotoCorp Ltd.	107	6,870
HFCL Ltd.	1,443	1,088
Himadri Speciality Chemical Ltd.	321	1,742
Hindalco Industries Ltd.	1,085	10,704
Hindustan Aeronautics Ltd.	162	7,910
Hindustan Copper Ltd.	614	3,541
Hindustan Petroleum Corp. Ltd.	780	4,331
Hindustan Unilever Ltd.	626	16,130
Hitachi Energy India Ltd.	15	3,056
Honeywell Automation India Ltd.	5	1,825
ICICI Bank Ltd.	3,773	56,373
ICICI Lombard General Insurance Co. Ltd. (b)	197	4,301
ICICI Prudential Life Insurance Co. Ltd. (b)	341	2,535
IDFC First Bank Ltd.	6,825	6,501
Indian Bank	407	3,791
Indian Energy Exchange Ltd. (b)	1,026	1,532
Indian Hotels Co. Ltd.	768	6,313
Indian Oil Corp. Ltd.	2,843	5,265
Indian Railway Catering & Tourism Corp. Ltd.	306	2,331

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Indian Railway Finance Corp. Ltd. (b)	1,559	$2,162
Indian Renewable Energy Development Agency Ltd. (a)	929	1,446
Indraprastha Gas Ltd.	766	1,658
Indus Towers Ltd. (a)	1,111	5,176
IndusInd Bank Ltd. (a)	426	4,096
Info Edge India Ltd.	345	5,119
Infosys Ltd.	2,587	46,496
Inox Wind Ltd. (a)	953	1,310
InterGlobe Aviation Ltd. (b)	133	7,487
Ipca Laboratories Ltd.	144	2,273
ITC Hotels Ltd. (a)	202	444
ITC Ltd.	1,549	6,945
JB Chemicals & Pharmaceuticals Ltd.	117	2,369
Jindal Stainless Ltd.	296	2,764
Jindal Steel Ltd.	306	3,588
Jio Financial Services Ltd.	2,592	8,506
JK Cement Ltd.	53	3,262
JSW Energy Ltd.	455	2,442
JSW Steel Ltd.	667	8,644
Jubilant Foodworks Ltd.	333	2,070
Kajaria Ceramics Ltd.	145	1,562
Kalpataru Projects International Ltd.	159	2,127
Kalyan Jewellers India Ltd.	325	1,755
Kaynes Technology India Ltd. (a)	39	1,741
KEC International Ltd.	204	1,675
KEI Industries Ltd.	65	3,226
Kotak Mahindra Bank Ltd.	793	19,420
KPIT Technologies Ltd.	187	2,439
Krishna Institute of Medical Sciences Ltd. (a) (b)	385	2,607
Kwality Wall's India Ltd. (a)	626	266
L&T Technology Services Ltd. (b)	40	1,986
Larsen & Toubro Ltd.	483	21,944
Laurus Labs Ltd. (b)	457	5,634
LIC Housing Finance Ltd.	335	2,011
Life Insurance Corp. of India	102	970
Linde India Ltd.	25	1,657
Lloyds Metals & Energy Ltd.	218	3,205
Lodha Developers Ltd. (b)	249	2,940
LTIMindtree Ltd. (b)	77	5,195
Lupin Ltd.	204	4,788
Mahindra & Mahindra Financial Services Ltd.	727	3,260
Mahindra & Mahindra Ltd.	683	28,186
MakeMyTrip Ltd. (a)	100	8,212
Mankind Pharma Ltd.	86	2,102
Marico Ltd.	369	3,082
Maruti Suzuki India Ltd.	96	17,834
Max Financial Services Ltd. (a)	254	4,725
Max Healthcare Institute Ltd.	601	6,988
Mazagon Dock Shipbuilders Ltd.	102	2,826
Motherson Sumi Wiring India Ltd.	4,560	2,462
Mphasis Ltd.	123	3,820
MRF Ltd.	2	3,401
Security Description	Shares	Value
Multi Commodity Exchange of India Ltd.	37	$4,584
Muthoot Finance Ltd.	109	4,623
Natco Pharma Ltd.	153	1,537
National Aluminium Co. Ltd.	1,004	3,511
Navin Fluorine International Ltd.	59	3,886
NBCC India Ltd.	1,782	2,414
NCC Ltd.	704	1,257
Nestle India Ltd.	418	5,990
NHPC Ltd.	2,783	2,453
Nippon Life India Asset Management Ltd. (b)	313	3,063
NMDC Ltd.	3,246	3,004
NTPC Ltd.	3,517	12,895
Oberoi Realty Ltd.	132	2,453
Oil & Natural Gas Corp. Ltd.	1,975	5,282
Oil India Ltd.	507	2,394
One 97 Communications Ltd. (a)	308	4,451
Oracle Financial Services Software Ltd.	26	2,224
Page Industries Ltd.	7	2,807
Patanjali Foods Ltd.	378	2,294
PB Fintech Ltd. (a)	289	5,870
Persistent Systems Ltd.	104	7,257
Petronet LNG Ltd.	651	2,058
Phoenix Mills Ltd.	181	3,733
PI Industries Ltd.	67	2,414
Pidilite Industries Ltd.	228	3,760
Piramal Pharma Ltd.	935	1,791
Polycab India Ltd.	46	3,899
Poonawalla Fincorp Ltd. (a)	534	2,869
Power Finance Corp. Ltd.	1,169	4,622
Power Grid Corp. of India Ltd.	2,982	8,779
Prestige Estates Projects Ltd.	169	2,999
Procter & Gamble Hygiene & Health Care Ltd.	2	289
Punjab National Bank	2,283	3,139
PVR Inox Ltd. (a)	130	1,468
Radico Khaitan Ltd.	103	3,780
Rail Vikas Nigam Ltd.	502	1,995
REC Ltd.	1,016	4,033
Redington Ltd.	1,150	3,485
Reliance Industries Ltd.	4,948	86,453
Reliance Power Ltd. (a)	4,186	1,623
Safari Industries India Ltd.	88	2,129
Samvardhana Motherson International Ltd.	3,693	4,928
SBI Cards & Payment Services Ltd.	278	2,665
SBI Life Insurance Co. Ltd. (b)	346	7,834
Schaeffler India Ltd.	54	2,331
Shree Cement Ltd.	8	2,365
Shriram Finance Ltd.	1,110	12,303
Siemens Ltd.	73	2,488
SKF India Industrial Ltd. (a)	39	1,129
SKF India Ltd.	39	803
Solar Industries India Ltd.	24	3,272

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sona Blw Precision Forgings Ltd. (b)	438	$2,336
Sonata Software Ltd.	337	1,349
SRF Ltd.	131	4,482
Star Health & Allied Insurance Co. Ltd. (a)	354	1,792
State Bank of India	1,280	13,988
Steel Authority of India Ltd.	1,520	2,486
Sun Pharmaceutical Industries Ltd.	723	13,833
Sundaram Finance Ltd.	61	3,585
Sundram Fasteners Ltd.	153	1,591
Supreme Industries Ltd.	59	2,202
Suzlon Energy Ltd. (a)	8,774	5,142
Swiggy Ltd. (a)	1,229	5,282
Syngene International Ltd. (b)	235	1,702
Tata Chemicals Ltd.	189	1,610
Tata Communications Ltd.	99	2,011
Tata Consultancy Services Ltd.	728	25,969
Tata Consumer Products Ltd.	437	5,796
Tata Elxsi Ltd.	37	2,157
Tata Motors Ltd./new (a)	1,400	6,472
Tata Motors Passenger Vehicles Ltd.	1,400	5,722
Tata Power Co. Ltd.	1,289	5,444
Tata Steel Ltd.	4,960	9,938
Tata Technologies Ltd.	196	1,402
Tech Mahindra Ltd.	508	8,992
Tejas Networks Ltd. (b)	181	906
Thermax Ltd.	43	1,446
Timken India Ltd.	56	1,871
Titan Co. Ltd.	325	14,650
Torrent Pharmaceuticals Ltd.	64	2,741
Torrent Power Ltd.	150	2,181
Trent Ltd.	145	6,903
Tube Investments of India Ltd.	91	2,647
TVS Motor Co. Ltd.	199	8,236
UltraTech Cement Ltd.	86	11,275
Union Bank of India Ltd.	1,761	3,013
United Breweries Ltd.	11	198
United Spirits Ltd.	220	3,534
UNO Minda Ltd.	213	3,047
UPL Ltd.	524	4,636
Varun Beverages Ltd.	920	5,014
Vedant Fashions Ltd.	158	1,023
Vedanta Ltd.	1,250	8,406
Vodafone Idea Ltd. (a)	21,282	2,548
Voltas Ltd.	210	3,180
Whirlpool of India Ltd.	94	940
Wipro Ltd.	2,350	6,884
Yes Bank Ltd. (a)	16,964	4,077
Zydus Lifesciences Ltd.	245	2,492
		1,544,437
INDONESIA — 2.4%
AKR Corporindo Tbk. PT	10,000	756
Alamtri Resources Indonesia Tbk. PT	10,500	1,140
Amman Mineral Internasional PT (a)	4,900	1,888
Aneka Tambang Tbk. PT	11,100	2,097
Astra International Tbk. PT	14,200	5,705
Security Description	Shares	Value
Bank Central Asia Tbk. PT	39,500	$19,128
Bank Jago Tbk. PT (a)	5,600	663
Bank Mandiri Persero Tbk. PT	33,300	10,185
Bank Negara Indonesia Persero Tbk. PT	11,100	2,909
Bank Rakyat Indonesia Persero Tbk. PT	52,800	11,589
Bank Syariah Indonesia Tbk. PT	5,600	749
Bank Tabungan Negara Persero Tbk. PT	11,100	782
Barito Pacific Tbk. PT (a)	20,800	4,079
Barito Renewables Energy Tbk. PT (a)	12,100	7,039
Bukit Asam Tbk. PT	800	111
Bumi Resources Minerals Tbk. PT (a)	100,000	6,597
Bumi Resources Tbk. PT (a)	168,400	3,696
Bumi Serpong Damai Tbk. PT (a)	12,500	678
Bumitama Agri Ltd.	1,800	1,890
Chandra Asri Pacific Tbk. PT	5,100	2,141
Charoen Pokphand Indonesia Tbk. PT	5,300	1,433
Ciputra Development Tbk. PT	12,500	622
Dayamitra Telekomunikasi PT	25,000	1,049
Dian Swastatika Sentosa Tbk. PT (a)	1,000	6,057
Elang Mahkota Teknologi Tbk. PT	34,200	2,225
GoTo Gojek Tokopedia Tbk. PT (a)	766,100	2,940
Gudang Garam Tbk. PT	1,000	840
Indah Kiat Pulp & Paper Tbk. PT	2,000	1,019
Indocement Tunggal Prakarsa Tbk. PT	2,200	986
Indofood CBP Sukses Makmur Tbk. PT	1,600	787
Indofood Sukses Makmur Tbk. PT	200	81
Indosat Tbk. PT	6,800	946
Japfa Comfeed Indonesia Tbk. PT	9,100	1,430
Jasa Marga Persero Tbk. PT	2,900	593
Kalbe Farma Tbk. PT	14,500	1,048
Mayora Indah Tbk. PT	5,900	754
Medikaloka Hermina Tbk. PT	12,500	1,031
Merdeka Copper Gold Tbk. PT (a)	8,400	1,149
Mitra Adiperkasa Tbk. PT	10,000	699
Mitra Keluarga Karyasehat Tbk. PT	5,300	756
Pabrik Kertas Tjiwi Kimia Tbk. PT	2,100	916
Pacific Strategic Financial Tbk. PT (a)	14,300	1,252
Pakuwon Jati Tbk. PT	33,400	677
Pantai Indah Kapuk Dua Tbk. PT	2,464	1,862
Perusahaan Gas Negara Tbk. PT	10,000	1,145
Petrindo Jaya Kreasi Tbk. PT	19,000	2,666
Sarana Menara Nusantara Tbk. PT	20,000	702
Semen Indonesia Persero Tbk. PT	3,900	617
Sumber Alfaria Trijaya Tbk. PT	13,100	1,552
Telkom Indonesia Persero Tbk. PT	34,700	7,242
Unilever Indonesia Tbk. PT	2,300	359
United Tractors Tbk. PT	1,100	1,946

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
XLSMART Telecom Sejahtera Tbk. PT	7,200	$1,619
		132,822
KUWAIT — 1.4%
A'ayan Leasing & Investment Co. KSCP	2,271	1,699
Agility Global PLC	7,416	2,463
Agility Public Warehousing Co. KSCC	2,316	1,062
Al Mazaya Holding Co. KSCP (a)	4,867	1,166
Alimtiaz Investment Group KSC (a)	6,763	1,302
Arabi Group Holding KSC (a) (d)	998	937
Arzan Financial Group for Financing & Investment KPSC	1,938	2,345
Combined Group Contracting Co. SAK	527	1,966
Commercial Real Estate Co. KSC	3,183	2,101
Gulf Bank KSCP	1,902	2,208
Gulf Cables & Electrical Industries Group Co. KSCP	263	1,796
Integrated Holding Co. KCSC	663	970
Jazeera Airways Co. KSCP	347	1,835
Kuwait Finance House KSCP	7,983	21,054
Kuwait International Bank KSCP	2,473	2,204
Kuwait Real Estate Co. KSC (a)	1,822	2,275
Mezzan Holding Co. KSCC	413	1,679
National Bank of Kuwait SAKP	6,597	21,775
National Investments Co. KSCP	1,589	1,561
National Real Estate Co. KPSC (a)	4,919	1,152
Salhia Real Estate Co. KSCP	824	1,048
Warba Bank KSCP (a)	5,253	5,005
		79,603
MALAYSIA — 2.7%
Alliance Bank Malaysia Bhd.	1,341	1,669
AMMB Holdings Bhd.	1,800	2,883
Axiata Group Bhd.	2,600	1,615
Axis Real Estate Investment Trust	2,400	1,136
Bank Islam Malaysia Bhd.	1,700	959
Bursa Malaysia Bhd.	600	1,245
Carlsberg Brewery Malaysia Bhd. Class B	200	823
CelcomDigi Bhd.	2,700	2,122
Chin Hin Group Bhd. (a)	1,400	873
CIMB Group Holdings Bhd.	5,500	11,182
CTOS Digital Bhd.	3,400	674
D&O Green Technologies Bhd. (a)	1,500	277
Dialog Group Bhd.	3,200	1,325
Fraser & Neave Holdings Bhd.	200	1,750
Frontken Corp. Bhd.	1,200	1,236
Gamuda Bhd.	4,457	5,470
Genting Bhd.	1,600	1,191
Genting Plantations Bhd.	800	1,005
Greatech Technology Bhd. (a)	2,000	779
HAP Seng Consolidated Bhd.	1,100	770
Hartalega Holdings Bhd. (a)	1,700	415
Heineken Malaysia Bhd.	200	1,132
Security Description	Shares	Value
Hong Leong Bank Bhd.	500	$2,728
Hong Leong Financial Group Bhd.	300	1,409
IGB Real Estate Investment Trust	2,200	1,480
IHH Healthcare Bhd.	1,800	3,881
IJM Corp. Bhd.	2,000	1,119
Inari Amertron Bhd.	2,500	1,035
IOI Corp. Bhd.	2,300	2,267
IOI Properties Group Bhd.	2,200	1,431
Kossan Rubber Industries Bhd.	2,300	618
KPJ Healthcare Bhd.	2,300	1,525
Kuala Lumpur Kepong Bhd.	510	2,514
Mah Sing Group Bhd.	2,500	594
Malayan Banking Bhd.	5,200	13,429
Malaysian Pacific Industries Bhd.	100	794
Maxis Bhd.	1,900	1,774
MBSB Bhd.	5,300	921
Mega First Corp. Bhd.	1,000	830
MISC Bhd.	1,000	1,922
Mr. DIY Group M Bhd. (b)	3,100	1,169
Nestle Malaysia Bhd.	100	2,809
Pentamaster Corp. Bhd. (a)	1,100	1,052
Petronas Chemicals Group Bhd.	2,200	1,968
Petronas Dagangan Bhd.	300	1,476
Petronas Gas Bhd.	700	3,129
PPB Group Bhd.	600	1,635
Press Metal Aluminium Holdings Bhd.	3,000	5,264
Public Bank Bhd.	11,200	12,530
QL Resources Bhd.	1,350	1,261
RHB Bank Bhd.	1,300	2,470
Scientex Bhd.	1,000	862
SD Guthrie Bhd.	2,900	4,095
Sime Darby Bhd.	2,400	1,272
Sime Darby Property Bhd.	3,100	1,062
SP Setia Bhd. Group	3,500	630
Sunway Bhd.	1,700	2,354
Sunway Real Estate Investment Trust	2,600	1,480
Syarikat Takaful Malaysia Keluarga Bhd.	1,200	917
Telekom Malaysia Bhd.	1,600	3,174
Tenaga Nasional Bhd.	2,000	6,762
TIME dotCom Bhd.	1,100	1,515
Top Glove Corp. Bhd.	4,600	731
United Plantations Bhd.	300	2,222
ViTrox Corp. Bhd.	1,200	1,177
VS Industry Bhd.	4,233	506
Westports Holdings Bhd.	1,003	1,401
Yinson Holdings Bhd.	1,900	1,105
YTL Corp. Bhd.	3,900	1,961
YTL Power International Bhd.	2,000	1,631
Zetrix Ai Bhd.	4,944	987
		151,409
MEXICO — 3.3%
Alsea SAB de CV	400	1,198
America Movil SAB de CV	14,800	15,335
Arca Continental SAB de CV (e)	300	3,252
Banco del Bajio SA (b)	700	1,771

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Becle SAB de CV	600	$691
Betterware de Mexico SAPI de CV	100	1,421
Bolsa Mexicana de Valores SAB de CV	700	1,441
Cemex SAB de CV	11,300	12,991
Coca-Cola Femsa SAB de CV (e)	400	3,806
Corp. Inmobiliaria Vesta SAB de CV (e)	600	1,838
El Puerto de Liverpool SAB de CV Class C1 (e)	200	1,115
Fibra Uno Administracion SA de CV REIT	2,000	3,002
Fomento Economico Mexicano SAB de CV	1,200	12,138
Genomma Lab Internacional SAB de CV Class B (e)	1,100	1,095
Gentera SAB de CV	900	2,307
Gruma SAB de CV Class B (e)	90	1,553
Grupo Aeroportuario del Centro Norte SAB de CV	200	2,709
Grupo Aeroportuario del Pacifico SAB de CV Class B	285	7,499
Grupo Aeroportuario del Sureste SAB de CV Class B	135	4,349
Grupo Bimbo SAB de CV (e)	1,100	3,617
Grupo Carso SAB de CV (e)	400	2,624
Grupo Comercial Chedraui SA de CV (e)	200	1,372
Grupo Financiero Banorte SAB de CV Class O	1,900	17,642
Grupo Financiero Inbursa SAB de CV Class O	1,400	3,393
Grupo Mexico SAB de CV	2,300	21,751
Grupo Televisa SAB	2,500	1,459
Industrias Penoles SAB de CV (a)	200	10,531
Kimberly-Clark de Mexico SAB de CV Class A	500	1,068
La Comer SAB de CV	606	1,308
Megacable Holdings SAB de CV	500	1,438
Operadora De Sites Mexicanos SAB de CV Class A-1 (e)	1,200	1,019
Orbia Advance Corp. SAB de CV (a)	900	781
Prologis Property Mexico SA de CV REIT	715	3,000
Promotora y Operadora de Infraestructura SAB de CV (e)	145	2,156
Qualitas Controladora SAB de CV	200	2,076
Regional SAB de CV	200	1,587
Sigma Foods SAB de CV (e)	2,883	2,524
Southern Copper Corp.	101	14,490
Ternium SA ADR	100	3,819
Wal-Mart de Mexico SAB de CV	3,400	10,614
		187,780
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	200	5,566
Security Description	Shares	Value
Credicorp Ltd.	100	$28,700
		34,266
PHILIPPINES — 0.6%
Aboitiz Equity Ventures, Inc.	1,700	809
Aboitiz Power Corp.	1,600	1,197
ACEN Corp.	10,000	462
Alliance Global Group, Inc.	6,300	877
AREIT, Inc.	1,500	1,109
Ayala Corp.	160	1,273
Ayala Land, Inc.	4,200	1,603
Bank of the Philippine Islands	1,530	3,019
BDO Unibank, Inc.	1,580	3,615
Bloomberry Resorts Corp.	7,200	311
Century Pacific Food, Inc.	1,600	1,061
Converge Information & Communications Technology Solutions, Inc.	3,700	963
DMCI Holdings, Inc.	5,000	896
JG Summit Holdings, Inc.	2,400	965
Jollibee Foods Corp.	320	979
Manila Electric Co.	190	1,854
Metropolitan Bank & Trust Co.	1,350	1,572
Monde Nissin Corp. (b)	5,900	582
PLDT, Inc.	60	1,285
Puregold Price Club, Inc.	2,100	1,356
Semirara Mining & Power Corp.	1,700	816
SM Investments Corp.	340	4,042
SM Prime Holdings, Inc.	8,000	3,093
Universal Robina Corp.	650	744
		34,483
POLAND — 1.7%
Alior Bank SA	74	2,273
Allegro.eu SA (a) (b)	322	2,778
Bank Handlowy w Warszawie SA	41	1,204
Bank Millennium SA (a)	531	2,456
Bank Polska Kasa Opieki SA	131	7,473
Benefit Systems SA (a)	2	1,953
Budimex SA	10	1,774
CCC SA (a)	37	1,231
CD Projekt SA	54	3,620
Cyfrowy Polsat SA (a)	262	889
Dino Polska SA (a) (b)	360	4,140
Enea SA	365	1,978
Grupa Kety SA	8	2,033
InPost SA (a) (e)	155	1,906
KGHM Polska Miedz SA (a)	105	8,201
KRUK SA	15	2,059
LPP SA	1	5,788
mBank SA (a)	11	3,248
Orange Polska SA	497	1,409
ORLEN SA	333	8,902
PGE Polska Grupa Energetyczna SA (a)	713	1,746
Powszechna Kasa Oszczednosci Bank Polski SA	641	15,183

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	273	$5,068
Santander Bank Polska SA	24	3,641
Tauron Polska Energia SA (a)	1,042	2,505
XTB SA (b)	57	1,139
		94,597
QATAR — 1.0%
Al Rayan Bank	5,100	3,073
Barwa Real Estate Co.	1,334	958
Commercial Bank PSQC	2,452	2,828
Doha Bank QPSC	2,273	1,792
Dukhan Bank	1,442	1,385
Gulf International Services QSC	1,111	780
Industries Qatar QSC	1,258	4,122
Mesaieed Petrochemical Holding Co.	3,366	1,010
Ooredoo QPSC	559	2,000
Qatar Aluminum Manufacturing Co.	3,125	1,373
Qatar Electricity & Water Co. QSC	476	1,968
Qatar Fuel QSC	529	2,204
Qatar Gas Transport Co. Ltd.	2,136	2,633
Qatar International Islamic Bank QSC	960	3,014
Qatar Islamic Bank QPSC	1,230	8,091
Qatar National Bank QPSC	3,225	16,528
Qatar Navigation QSC	808	2,390
United Development Co. QSC	3,226	809
Vodafone Qatar PQSC	2,418	1,618
		58,576
ROMANIA — 0.1%
NEPI Rockcastle NV	378	3,327
SAUDI ARABIA — 4.3%
Abdullah Al Othaim Markets Co.	335	547
ACWA Power Co. (a)	121	5,865
Ades Holding Co.	276	1,283
Advanced Petrochemical Co. (a)	105	816
Al Hammadi Holding	82	612
Al Masane Al Kobra Mining Co.	58	1,361
Al Moammar Information Systems Co.	22	1,021
Al Rajhi Bank	1,455	37,822
Al Rajhi Co. for Co-operative Insurance (a)	28	581
Al Rajhi REIT	453	952
Al-Dawaa Medical Services Co.	40	532
Aldrees Petroleum & Transport Services Co.	41	1,398
Alinma Bank	920	5,980
Almarai Co. JSC	290	3,345
Almunajem Foods Co.	36	479
Arab National Bank	189	1,089
Arabian Cement Co.	142	804
Arabian Centres Co. (b)	169	851
Arabian Contracting Services Co. (a)	19	586
Arabian Internet & Communications Services Co.	20	1,200
Arriyadh Development Co.	147	877
Astra Industrial Group Co.	29	1,096
Bank AlBilad	566	3,745
Security Description	Shares	Value
Bank Al-Jazira (a)	546	$1,623
Banque Saudi Fransi	929	4,166
Bupa Arabia for Cooperative Insurance Co.	22	815
Catrion Catering Holding Co.	34	728
Co. for Cooperative Insurance	58	1,809
Dallah Healthcare Co.	25	836
Dar Al Arkan Real Estate Development Co. (a)	403	1,713
Dr. Sulaiman Al Habib Medical Services Group Co.	61	4,180
Eastern Province Cement Co.	116	724
Electrical Industries Co.	603	1,801
Elm Co.	20	3,988
Emaar Economic City (a)	202	539
Etihad Etisalat Co.	290	5,103
Jahez International Co. (a)	146	561
Jamjoom Pharmaceuticals Factory Co.	21	797
Jarir Marketing Co.	396	1,349
Leejam Sports Co. JSC	21	557
Middle East Healthcare Co.	49	425
Middle East Paper Co. (a)	89	504
Middle East Specialized Cables Co.	118	669
Mobile Telecommunications Co. Saudi Arabia	374	1,040
Mouwasat Medical Services Co.	72	1,279
Nahdi Medical Co.	28	709
National Agriculture Development Co. (a)	130	637
National Co. for Learning & Education (a)	19	728
National Gas & Industrialization Co.	33	834
National Industrialization Co. (a)	325	799
National Medical Care Co.	19	723
Power & Water Utility Co. for Jubail & Yanbu (a)	64	628
Qassim Cement Co.	73	819
Retal Urban Development Co.	288	900
Riyad Bank	1,041	7,532
Riyadh Cables Group Co.	34	1,183
SABIC Agri-Nutrients Co.	173	5,106
Sahara International Petrochemical Co.	274	1,096
SAL Saudi Logistics Services	18	770
Saudi Arabian Amiantit Co. (a)	167	700
Saudi Arabian Mining Co. (a)	915	14,869
Saudi Arabian Oil Co. (b)	4,183	26,576
Saudi Aramco Base Oil Co.	39	1,000
Saudi Automotive Services Co. (a)	50	740
Saudi Awwal Bank	283	2,443
Saudi Basic Industries Corp.	657	8,986
Saudi Cement Co.	91	836
Saudi Chemical Co. Holding	345	590
Saudi Electricity Co.	548	2,053
Saudi Ground Services Co.	76	736
Saudi Industrial Investment Group	250	828

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Saudi Investment Bank	521	$1,824
Saudi Kayan Petrochemical Co. (a)	619	781
Saudi National Bank	2,195	22,168
Saudi Public Transport Co. (a)	192	491
Saudi Real Estate Co. (a)	167	574
Saudi Research & Media Group (a)	32	1,062
Saudi Tadawul Group Holding Co.	38	1,421
Saudi Telecom Co.	1,312	15,034
Saudia Dairy & Foodstuff Co.	13	856
Savola Group (a)	113	659
Seera Group Holding (a)	160	1,143
Southern Province Cement Co.	105	625
Theeb Rent A Car Co.	78	782
United Electronics Co.	42	946
United International Transportation Co.	41	682
Yamama Cement Co.	117	727
Yanbu Cement Co.	151	581
Yanbu National Petrochemical Co.	211	1,546
		242,771
SOUTH AFRICA — 5.4%
Absa Group Ltd.	617	8,913
Advtech Ltd.	545	1,225
AECI Ltd.	164	884
African Rainbow Minerals Ltd.	94	1,128
Aspen Pharmacare Holdings Ltd.	267	1,882
Bid Corp. Ltd.	172	4,379
Bidvest Group Ltd.	244	3,497
Capitec Bank Holdings Ltd.	67	16,804
Clicks Group Ltd.	161	3,270
Coronation Fund Managers Ltd.	439	1,239
Dis-Chem Pharmacies Ltd. (b) (e)	488	1,031
Discovery Ltd.	383	5,260
Equites Property Fund Ltd. REIT	1,282	1,420
Exxaro Resources Ltd.	183	1,977
FirstRand Ltd.	3,908	21,403
Fortress Real Estate Investments Ltd. Class B	944	1,362
Foschini Group Ltd.	245	1,241
Gold Fields Ltd.	671	29,388
Growthpoint Properties Ltd. REIT	2,224	2,303
Harmony Gold Mining Co. Ltd.	421	8,564
Hyprop Investments Ltd. REIT	467	1,607
Impala Platinum Holdings Ltd.	671	10,610
Investec Ltd.	162	1,195
JSE Ltd.	149	1,290
Kumba Iron Ore Ltd.	49	1,038
Life Healthcare Group Holdings Ltd.	1,266	870
Momentum Group Ltd.	1,004	2,317
Motus Holdings Ltd.	151	1,111
Mr. Price Group Ltd.	184	1,943
MTN Group Ltd.	1,258	12,868
Naspers Ltd. Class N	665	44,327
Nedbank Group Ltd.	360	5,785
Netcare Ltd.	741	708
Northam Platinum Holdings Ltd.	281	5,717
Security Description	Shares	Value
Old Mutual Ltd.	3,181	$2,860
Omnia Holdings Ltd.	280	1,332
OUTsurance Group Ltd.	516	2,232
Pan African Resources PLC	2,500	4,063
Pepkor Holdings Ltd. (b)	817	1,304
Pick n Pay Stores Ltd. (a)	741	1,114
PSG Financial Services Ltd.	1,042	1,714
Redefine Properties Ltd. REIT	5,228	1,893
Remgro Ltd.	411	4,505
Resilient REIT Ltd.	307	1,482
Reunert Ltd.	231	869
Sanlam Ltd.	1,267	7,531
Sappi Ltd.	466	690
Sasol Ltd. (a)	436	2,794
Shoprite Holdings Ltd.	329	5,365
Sibanye Stillwater Ltd. (a)	2,206	8,054
SPAR Group Ltd. (a)	144	830
Standard Bank Group Ltd.	984	17,245
Super Group Ltd.	662	755
Thungela Resources Ltd. (e)	150	869
Tiger Brands Ltd.	120	2,652
Truworths International Ltd.	272	935
Valterra Platinum Ltd.	112	9,527
Vodacom Group Ltd.	505	4,307
Vukile Property Fund Ltd. REIT	1,014	1,530
We Buy Cars Holdings Ltd.	578	1,668
Wilson Bayly Holmes-Ovcon Ltd.	89	897
Woolworths Holdings Ltd.	688	2,325
		299,898
TAIWAN — 32.1%
Ability Enterprise Co. Ltd.	1,119	2,764
AcBel Polytech, Inc.	1,000	1,346
Accton Technology Corp.	1,000	37,714
Acer, Inc.	2,000	1,680
Advanced Echem Materials Co. Ltd.	54	1,507
Advancetek Enterprise Co. Ltd.	1,000	940
Advantech Co. Ltd.	1,000	9,166
Allis Electric Co. Ltd.	1,019	3,227
Ardentec Corp.	1,000	3,962
ASE Technology Holding Co. Ltd.	3,000	23,918
Asia Cement Corp.	2,000	2,368
Asustek Computer, Inc.	1,000	17,441
AUO Corp.	6,000	2,339
Aurotek Corp.	1,000	3,230
Avermedia Technologies	1,000	1,236
BES Engineering Corp. (a)	2,100	855
Brighton-Best International Taiwan, Inc.	1,000	1,074
Caliway Biopharmaceuticals Co. Ltd. (a)	740	3,650
Capital Securities Corp.	2,000	1,524
Career Technology MFG. Co. Ltd. (a)	2,113	1,009
Catcher Technology Co. Ltd.	1,000	6,620
Cathay Financial Holding Co. Ltd.	7,000	16,887
Center Laboratories, Inc.	1,050	1,390
Chailease Holding Co. Ltd.	1,032	3,465

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Chang Hwa Commercial Bank Ltd.	5,250	$3,417
Chang Wah Electromaterials, Inc.	1,000	1,383
Channel Well Technology Co. Ltd.	1,000	2,221
Cheng Fwa Industrial Co. Ltd.	2,000	1,254
Cheng Loong Corp.	1,000	551
Cheng Shin Rubber Industry Co. Ltd.	2,000	1,878
Cheng Uei Precision Industry Co. Ltd.	1,000	1,174
Chicony Electronics Co. Ltd.	1,000	3,724
China Airlines Ltd.	2,000	1,286
China Bills Finance Corp.	2,000	1,076
China Man-Made Fiber Corp. (a)	4,000	873
China Motor Corp.	1,000	1,865
China Petrochemical Development Corp. (a)	3,000	742
China Steel Corp.	9,000	5,442
Chin-Poon Industrial Co. Ltd.	1,000	977
Chipbond Technology Corp.	1,000	1,715
ChipMOS Technologies, Inc.	1,000	1,501
Chung Hung Steel Corp. (a)	2,000	1,003
Chunghwa Telecom Co. Ltd.	3,000	12,460
Clevo Co.	1,000	1,232
CMC Magnetics Corp.	3,000	1,031
Compal Electronics, Inc.	3,000	2,903
Compeq Manufacturing Co. Ltd.	1,000	2,963
Continental Holdings Corp.	1,000	710
Coretronic Corp.	1,000	2,737
Co-Tech Development Corp.	1,000	8,816
CSBC Corp. Taiwan (a)	2,000	1,273
CTBC Financial Holding Co. Ltd.	15,000	23,965
CTCI Corp.	1,100	1,082
CviLux Corp.	850	2,321
DA CIN Construction Co. Ltd.	1,000	2,008
Da-Li Development Co. Ltd.	1,085	1,854
Delpha Construction Co. Ltd.	1,000	899
Delta Electronics, Inc.	2,000	61,298
E Ink Holdings, Inc.	1,000	6,302
E.Sun Financial Holding Co. Ltd.	12,120	13,019
EirGenix, Inc. (a)	1,000	1,964
Elite Semiconductor Microelectronics Technology, Inc.	1,000	3,756
Ennostar, Inc.	1,000	1,138
Eternal Materials Co. Ltd.	1,000	1,302
Eva Airways Corp.	2,000	2,327
Evergreen International Storage & Transport Corp.	500	918
Evergreen Marine Corp. Taiwan Ltd.	1,000	6,047
Everlight Electronics Co. Ltd.	1,000	1,757
Far Eastern Department Stores Ltd.	1,000	700
Far Eastern International Bank	4,461	1,824
Far Eastern New Century Corp.	3,000	2,654
Far EasTone Telecommunications Co. Ltd.	1,000	2,810
Farglory Land Development Co. Ltd.	1,000	2,435
Favite, Inc.	1,000	2,969
Feng Hsin Steel Co. Ltd.	1,000	1,951
Feng TAY Enterprise Co. Ltd.	1,000	3,708
Security Description	Shares	Value
First Financial Holding Co. Ltd.	8,200	$7,673
FLEXium Interconnect, Inc. (a)	1,000	1,878
FocalTech Systems Co. Ltd.	1,000	1,645
Formosa Chemicals & Fibre Corp.	3,000	3,065
Formosa Petrochemical Corp.	1,000	1,521
Formosa Plastics Corp.	4,000	4,965
Formosa Taffeta Co. Ltd.	2,000	1,012
Foxconn Technology Co. Ltd.	1,000	1,964
Fubon Financial Holding Co. Ltd.	6,457	19,749
Gemtek Technology Corp.	1,000	855
General Interface Solution GIS Holding Ltd. (a)	1,000	1,361
Gigabyte Technology Co. Ltd.	1,000	7,941
Global Brands Manufacture Ltd.	1,042	3,714
Gloria Material Technology Corp.	1,000	1,022
Goldsun Building Materials Co. Ltd.	1,000	1,206
Grand Pacific Petrochemical (a)	3,000	1,122
Great Wall Enterprise Co. Ltd.	1,000	1,620
Greatek Electronics, Inc.	1,000	2,833
Hannstar Board Corp.	920	2,703
HannStar Display Corp. (a)	4,000	993
Highwealth Construction Corp.	1,155	1,478
Himax Technologies, Inc. ADR	200	1,638
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,345
Hon Hai Precision Industry Co. Ltd.	9,000	66,024
Hota Industrial Manufacturing Co. Ltd.	1,000	1,776
Hsin Kuang Steel Co. Ltd.	1,000	1,209
HTC Corp. (a)	1,000	1,566
Hua Nan Financial Holdings Co. Ltd.	8,080	7,972
IBF Financial Holdings Co. Ltd.	2,057	1,083
Innolux Corp.	6,000	3,256
International CSRC Investment Holdings Co. (a)	2,000	732
Inventec Corp.	3,000	4,096
Kenda Rubber Industrial Co. Ltd.	1,000	627
KGI Financial Holding Co. Ltd.	13,130	7,208
Kindom Development Co. Ltd.	1,100	1,182
King Yuan Electronics Co. Ltd.	1,000	7,877
Kinpo Electronics	2,000	1,426
KS Terminals, Inc.	1,000	1,548
Laser Tek Taiwan Co. Ltd.	1,000	1,517
Lien Hwa Industrial Holdings Corp.	1,050	1,589
Lite-On Technology Corp.	2,000	10,407
Macronix International Co. Ltd. (a)	2,000	2,511
MediaTek, Inc.	1,000	45,512
Medigen Vaccine Biologics Corp. (a)	1,000	1,201
Mega Financial Holding Co. Ltd.	9,000	11,458
Mercuries Life Insurance Co. Ltd. (a)	4,294	1,093
Microbio Co. Ltd. (a)	1,000	589
Micro-Star International Co. Ltd.	1,000	3,059
Mirle Automation Corp.	1,000	1,970
Mitac Holdings Corp.	1,100	3,025
Mycenax Biotech, Inc. (a)	1,000	1,006
Nan Kang Rubber Tire Co. Ltd.	880	1,043
Nan Ya Plastics Corp.	4,000	7,664

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Nanya Technology Corp. (a)	1,000	$6,142
Nichidenbo Corp.	1,000	3,132
Novatek Microelectronics Corp.	1,000	11,903
Nuvoton Technology Corp.	1,000	1,623
O-Bank Co. Ltd.	1,000	291
OBI Pharma, Inc. (a)	1,117	960
Pan Jit International, Inc.	1,000	2,549
Pan-International Industrial Corp.	1,000	1,582
Pegatron Corp.	2,000	4,367
Phihong Technology Co. Ltd. (a)	1,000	907
Polaris Group (a)	1,025	1,015
Pou Chen Corp.	2,000	1,919
Powerchip Semiconductor Manufacturing Corp. (a)	3,000	3,776
Powertech Technology, Inc.	1,000	5,506
President Chain Store Corp.	1,000	7,050
President Securities Corp.	1,100	837
Primax Electronics Ltd.	1,000	2,444
Qisda Corp.	820	613
Quanta Computer, Inc.	2,000	17,314
Radiant Opto-Electronics Corp.	1,000	3,946
Realtek Semiconductor Corp.	1,000	15,563
Ruentex Development Co. Ltd.	2,000	1,897
Ruentex Industries Ltd.	1,000	1,754
Sakura Development Co. Ltd.	1,200	1,852
Sanyang Motor Co. Ltd.	1,000	1,954
Shanghai Commercial & Savings Bank Ltd.	4,000	5,169
Shieh Yih Machinery Industry Co. Ltd.	1,000	697
Shihlin Paper Corp. (a)	1,000	1,715
Shinkong Insurance Co. Ltd.	1,000	3,740
Shinkong Synthetic Fibers Corp.	2,000	955
Sigurd Microelectronics Corp.	1,000	3,708
Silicon Integrated Systems Corp.	1,000	1,483
Sino-American Silicon Products, Inc.	1,000	3,390
Sinon Corp.	1,000	1,392
SinoPac Financial Holdings Co. Ltd.	11,577	10,538
Solar Applied Materials Technology Corp.	1,000	2,116
Standard Foods Corp.	1,000	961
Sunplus Technology Co. Ltd. (a)	1,000	633
Superalloy Industrial Co. Ltd.	1,000	1,559
Supreme Electronics Co. Ltd.	1,000	2,377
Synmosa Biopharma Corp.	1,168	1,204
Synnex Technology International Corp.	1,000	1,843
TA Chen Stainless Pipe	2,092	2,370
Ta Ya Electric Wire & Cable	1,015	1,226
Taichung Commercial Bank Co. Ltd.	3,259	2,157
TaiMed Biologics, Inc. (a)	1,000	1,948
Tainan Spinning Co. Ltd.	2,000	843
Taiwan Business Bank	6,360	3,239
Taiwan Cogeneration Corp.	1,000	1,300
Taiwan Cooperative Financial Holding Co. Ltd.	8,240	6,373
Taiwan Fertilizer Co. Ltd.	1,000	1,521
Security Description	Shares	Value
Taiwan Glass Industry Corp. (a)	2,000	$2,199
Taiwan High Speed Rail Corp.	1,000	891
Taiwan Mobile Co. Ltd.	1,000	3,453
Taiwan Paiho Ltd.	1,000	1,607
Taiwan Semiconductor Co. Ltd.	1,000	1,642
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	838,624
Taiwan Shin Kong Security Co. Ltd.	1,000	1,299
Taiwan-Asia Semiconductor Corp. (a)	1,000	831
Tatung Co. Ltd.	1,900	1,908
TCC Group Holdings Co. Ltd.	4,000	2,953
Teco Electric & Machinery Co. Ltd.	1,000	2,673
Tong Yang Industry Co. Ltd.	1,000	3,087
Tong-Tai Machine & Tool Co. Ltd. (a)	1,000	1,009
TPK Holding Co. Ltd.	1,000	1,286
Tripod Technology Corp.	1,000	10,105
TS Financial Holding Co. Ltd.	18,736	12,165
TSRC Corp.	2,000	987
TTY Biopharm Co. Ltd.	1,000	2,594
Tung Ho Steel Enterprise Corp.	1,000	2,024
U-Ming Marine Transport Corp.	1,000	1,922
Unic Technology Corp.	2,000	1,795
Unimicron Technology Corp.	1,000	7,002
Union Bank of Taiwan	3,210	1,977
Uni-President Enterprises Corp.	4,000	9,815
Unitech Printed Circuit Board Corp.	1,047	906
United Microelectronics Corp.	9,000	14,107
United Renewable Energy Co. Ltd. (a)	3,000	822
Universal Cement Corp.	1,000	955
Vanguard International Semiconductor Corp.	1,091	3,198
Wafer Works Corp. (a)	1,044	1,023
Walsin Lihwa Corp.	2,158	2,184
Wan Hai Lines Ltd.	1,000	2,508
Weikeng Industrial Co. Ltd.	1,000	969
Winbond Electronics Corp. (a)	2,000	5,258
Wisdom Marine Lines Co. Ltd.	1,000	2,161
Wistron Corp.	2,000	9,580
WPG Holdings Ltd.	1,000	1,852
WT Microelectronics Co. Ltd.	1,000	4,360
Yang Ming Marine Transport Corp.	2,000	3,545
YFY, Inc.	1,000	832
Yieh Phui Enterprise Co. Ltd. (a)	2,000	958
Yuanta Financial Holding Co. Ltd.	10,300	12,883
Yulon Motor Co. Ltd.	1,000	1,055
YungShin Global Holding Corp.	1,000	1,814
Zhen Ding Technology Holding Ltd.	1,000	4,519
Zyxel Group Corp.	1,000	1,018
		1,796,764
THAILAND — 2.0%
Advanced Info Service PCL NVDR	746	7,411
Airports of Thailand PCL NVDR	2,500	4,206
Asset World Corp. PCL NVDR	8,800	592
B Grimm Power PCL NVDR	1,600	716
Bangkok Airways PCL NVDR	1,700	799
Bangkok Bank PCL NVDR	400	2,152

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bangkok Chain Hospital PCL NVDR	2,000	$660
Bangkok Commercial Asset Management PCL NVDR	4,200	1,066
Bangkok Dusit Medical Services PCL NVDR	3,400	2,083
Bangkok Expressway & Metro PCL NVDR	5,300	900
Banpu PCL NVDR	6,400	999
Berli Jucker PCL NVDR	1,500	686
Betagro PCL NVDR	1,500	866
BTS Group Holdings PCL NVDR (a)	7,400	536
Bumrungrad Hospital PCL NVDR	300	1,500
Carabao Group PCL NVDR	600	828
Central Pattana PCL NVDR	900	1,578
Central Plaza Hotel PCL NVDR	1,000	1,087
Central Retail Corp. PCL NVDR	2,300	1,314
Charoen Pokphand Foods PCL NVDR	2,500	1,730
Chularat Hospital PCL NVDR	12,100	576
Com7 PCL NVDR	1,400	871
CP ALL PCL NVDR	2,500	3,452
CP Axtra PCL NVDR	1,183	589
CPN Retail Growth Leasehold REIT	3,000	1,076
Delta Electronics Thailand PCL NVDR	3,400	18,670
Electricity Generating PCL NVDR	300	1,086
Energy Absolute PCL NVDR (a)	7,600	651
Frasers Property Thailand Industrial Freehold & Leasehold REIT	3,300	1,236
Global Power Synergy PCL NVDR	800	914
Gulf Development PCL NVDR (a)	5,547	7,351
Hana Microelectronics PCL NVDR	900	466
Home Product Center PCL NVDR	3,600	760
Indorama Ventures PCL NVDR	1,700	869
IRPC PCL NVDR	24,900	782
Kasikornbank PCL NVDR	900	5,556
KCE Electronics PCL NVDR	1,000	578
Kiatnakin Phatra Bank PCL NVDR	700	1,511
Krung Thai Bank PCL NVDR	2,600	2,331
Krungthai Card PCL NVDR	900	750
Land & Houses PCL NVDR	6,300	756
MBK PCL NVDR	2,000	1,111
Mega Lifesciences PCL NVDR	900	957
Minor International PCL NVDR	2,200	1,697
Muangthai Capital PCL NVDR	800	800
Osotspa PCL NVDR	1,500	767
Plan B Media PCL NVDR	4,400	545
PTT Exploration & Production PCL NVDR	900	3,228
PTT Global Chemical PCL NVDR	1,400	933
PTT Oil & Retail Business PCL NVDR	2,200	929
PTT PCL NVDR	3,697	3,755
Ratch Group PCL NVDR	1,100	1,030
SCB X PCL NVDR	370	1,632
SCG Packaging PCL NVDR	1,400	760
Siam Cement PCL NVDR	300	1,747
Siam Global House PCL NVDR	2,285	461
Srisawad Corp. PCL NVDR	990	801
Security Description	Shares	Value
Star Petroleum Refining PCL NVDR	4,600	$861
Thai Oil PCL NVDR	700	800
Thai Union Group PCL NVDR	2,300	934
Thanachart Capital PCL NVDR	29	54
TIDLOR Holdings PCL NVDR	2,100	1,133
TMBThanachart Bank PCL NVDR	26,680	1,711
True Corp. PCL NVDR	12,500	4,325
WHA Corp. PCL NVDR	6,800	708
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	1,628	553
		114,772
TURKEY — 1.2%
AG Anadolu Grubu Holding AS	1,230	822
Akbank TAS	2,436	3,958
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,720	629
Arcelik AS (a)	242	569
Aselsan Elektronik Sanayi Ve Ticaret AS	1,065	5,743
BIM Birlesik Magazalar AS	351	4,383
Coca-Cola Icecek AS	738	1,010
Dogan Sirketler Grubu Holding AS	2,273	897
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	2,857	1,359
Enerjisa Enerji AS (b)	572	1,203
Enka Insaat ve Sanayi AS	1,559	2,861
Eregli Demir ve Celik Fabrikalari TAS	3,330	1,846
Ford Otomotiv Sanayi AS	650	1,402
Haci Omer Sabanci Holding AS	1,210	2,373
Is Yatirim Menkul Degerler AS	918	846
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	1,471	865
KOC Holding AS	998	3,921
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	654	662
Migros Ticaret AS	98	1,191
MLP Saglik Hizmetleri AS (a) (b)	100	886
Otokar Otomotiv Ve Savunma Sanayi AS (a)	73	826
Oyak Cimento Fabrikalari AS	1,922	1,031
Pegasus Hava Tasimaciligi AS (a)	219	977
Petkim Petrokimya Holding AS (a)	1,496	565
Sasa Polyester Sanayi AS (a)	7,525	487
Sok Marketler Ticaret AS (a)	637	757
TAV Havalimanlari Holding AS (a)	186	1,291
Tofas Turk Otomobil Fabrikasi AS	144	828
Turk Altin Isletmeleri AS (a)	1,316	1,255
Turk Hava Yollari AO	572	3,575
Turk Telekomunikasyon AS (a)	709	949
Turk Traktor ve Ziraat Makineleri AS	49	592
Turkcell Iletisim Hizmetleri AS	1,007	2,182
Turkiye Garanti Bankasi AS	504	1,683
Turkiye Is Bankasi AS Class C	7,005	2,297
Turkiye Petrol Rafinerileri AS	691	2,966
Turkiye Sise ve Cam Fabrikalari AS	1,458	1,302

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Turkiye Vakiflar Bankasi TAO Class D (a)	1,695	$1,210
Ulker Biskuvi Sanayi AS	228	573
Yapi ve Kredi Bankasi AS (a)	2,269	1,913
		64,685
UNITED ARAB EMIRATES — 2.4%
Abu Dhabi Commercial Bank PJSC	2,380	9,266
Abu Dhabi Islamic Bank PJSC	1,150	6,500
Abu Dhabi National Oil Co. for Distribution PJSC	2,038	2,164
Abu Dhabi Ports Co. PJSC (a)	758	984
ADNOC Drilling Co. PJSC	2,069	3,008
Adnoc Gas PLC	2,629	2,541
ADNOC Logistics & Services	988	1,592
Agthia Group PJSC	529	544
Air Arabia PJSC	1,931	2,450
Ajman Bank PJSC	2,041	739
Al Waha Capital PJSC	2,326	1,127
Aldar Properties PJSC	2,804	6,642
Amanat Holdings PJSC	3,125	1,098
Americana Restaurants International PLC - Foreign Co.	2,211	975
Apex Investment Co. PSC (a)	1,364	1,344
Borouge PLC	1,480	1,060
Dana Gas PJSC	6,082	1,424
Dubai Electricity & Water Authority PJSC	6,254	4,717
Dubai Investments PJSC	1,870	1,823
Dubai Islamic Bank PJSC	2,200	5,553
Emaar Development PJSC	567	2,339
Emaar Properties PJSC	4,550	17,405
Emirates Central Cooling Systems Corp.	2,128	892
Emirates NBD Bank PJSC	1,839	13,944
Emirates Telecommunications Group Co. PJSC	2,565	12,808
Eshraq Investments PJSC (a)	17,970	2,344
Fertiglobe PLC	1,471	997
First Abu Dhabi Bank PJSC	3,296	15,650
Gulf Navigation Holding PJSC (a)	565	392
Modon Holding PSC (a)	2,610	2,388
NMDC Group PJSC	166	918
Phoenix Group PLC (a)	2,273	616
Pure Health Holding PJSC	981	681
Salik Co. PJSC	1,317	2,277
Sharjah Islamic Bank	1,640	1,393
Space42 PLC (a)	1,694	724
TECOM Group PJSC	1,177	1,093
Two Point Zero Group PJSC (a)	3,094	2,199
		134,611
UNITED STATES — 0.1%
GCC SAB de CV	200	2,031
JBS NV Class A (a)	250	3,605
Security Description	Shares	Value
Titan SA	33	$2,035
		7,671
TOTAL COMMON STOCKS (Cost $4,864,946)		5,506,404
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia Class C, Preference Shares (a)	210	1,883
Localiza Rent a Car SA , Preference Shares (a)	26	197
Raizen SA , Preference Shares (a)	1,700	251
		2,331
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 7.56%	349	5,526
INDIA — 0.0% *
TVS Motor Co. Ltd. 6.00% (a)	796	89
TOTAL PREFERRED STOCKS (Cost $5,243)		7,946
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Smartfit Escola de Ginastica e Danca SA (expiring 01/06/26) (a) (Cost $0)	9	5
WARRANTS — 0.0% *
MALAYSIA — 0.0% *
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	230	8
YTL Corp. Bhd. (expiring 06/02/28) (a)	780	104
YTL Power International Bhd. (expiring 06/02/28) (a)	400	85
		197
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	1,575	31
THAILAND — 0.0% *
Energy Absolute PCL (expiring 02/13/28) NVDR (a)	1,267	27
TOTAL WARRANTS (Cost $13)		255
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	22,641	22,641

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	25,094	$25,094
TOTAL SHORT-TERM INVESTMENTS (Cost $47,735)		47,735
TOTAL INVESTMENTS — 99.3% (Cost $4,917,937)		5,562,345
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		41,524
NET ASSETS — 100.0%		$5,603,869
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $937, representing less than 0.05% of the Fund's net assets.
(e)	All or a portion of the shares of the security are on loan at December 31, 2025.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index (long)	1	03/20/2026	$93,803	$96,355	$2,552

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,501,964	$3,503	$937	$5,506,404
Preferred Stocks	7,857	89	—	7,946
Rights	5	—	—	5
Warrants	66	189	—	255
Short-Term Investments	47,735	—	—	47,735
TOTAL INVESTMENTS	$5,557,627	$3,781	$937	$5,562,345
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,552	$—	$—	$2,552
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,552	$—	$—	$2,552
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	12,011	$12,011	$120,940	$110,310	$—	$—	22,641	$22,641	$214
State Street Navigator Securities Lending Portfolio II	63,957	63,957	107,526	146,389	—	—	25,094	25,094	84
Total		$75,968	$228,466	$256,699	$—	$—		$47,735	$298
See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.5%
ANZ Group Holdings Ltd. (a)	4,411	$106,893
APA Group Stapled Security	964	5,766
Aristocrat Leisure Ltd.	1,442	55,946
ASX Ltd. (a)	473	16,225
BHP Group Ltd.	15,848	480,749
Brambles Ltd.	3,662	56,068
CAR Group Ltd.	116	2,379
Cochlear Ltd.	147	25,552
Coles Group Ltd.	1,526	21,818
Commonwealth Bank of Australia (a)	1,301	139,306
Computershare Ltd.	1,421	32,351
CSL Ltd.	369	42,484
Evolution Mining Ltd. (a)	1,037	8,769
Fortescue Ltd. (a)	6,136	90,060
Glencore PLC (b)	38,802	212,181
Goodman Group REIT	836	17,271
Insurance Australia Group Ltd.	2,521	13,415
Lottery Corp. Ltd.	915	3,148
Macquarie Group Ltd.	314	42,548
Medibank Pvt Ltd.	7,672	24,506
National Australia Bank Ltd. (a)	3,636	102,588
Northern Star Resources Ltd.	794	14,153
Origin Energy Ltd.	2,053	15,730
Pro Medicus Ltd. (a)	181	26,659
Qantas Airways Ltd.	1,446	10,009
QBE Insurance Group Ltd.	2,220	29,445
REA Group Ltd. (a)	141	17,243
Rio Tinto Ltd. (a)	1,163	113,866
Rio Tinto PLC	3,973	320,312
Santos Ltd.	7,362	30,291
Scentre Group REIT	5,212	14,598
SGH Ltd. (a)	130	4,027
Sonic Healthcare Ltd.	645	9,725
South32 Ltd.	6,288	14,928
Stockland REIT	2,492	9,522
Suncorp Group Ltd.	1,099	12,935
Telstra Group Ltd.	37,512	121,822
Transurban Group Stapled Security	877	8,310
Vicinity Ltd. REIT	4,719	8,056
Washington H Soul Pattinson & Co. Ltd.	192	4,755
Wesfarmers Ltd.	3,039	164,334
Westpac Banking Corp. (a)	4,188	107,801
WiseTech Global Ltd. (a)	13	594
Woodside Energy Group Ltd. (a)	4,164	65,504
Woolworths Group Ltd.	1,812	35,501
		2,660,143
AUSTRIA — 0.1%
Erste Group Bank AG	470	56,800
OMV AG	501	27,961
Raiffeisen Bank International AG	682	30,677
Verbund AG	595	43,326
		158,764
Security Description	Shares	Value
BELGIUM — 0.1%
Ageas SA	212	$14,889
Anheuser-Busch InBev SA	1,123	72,408
D'ieteren Group	13	2,350
Elia Group SA	53	6,828
Groupe Bruxelles Lambert NV	129	11,507
KBC Group NV	321	41,941
Lotus Bakeries NV	1	9,219
Sofina SA	17	4,931
Syensqo SA (a)	159	12,803
UCB SA	43	12,050
		188,926
BRAZIL — 0.1%
MercadoLibre, Inc. (b)	68	136,970
Wheaton Precious Metals Corp.	124	14,597
Yara International ASA	423	17,361
		168,928
CANADA — 2.9%
Agnico Eagle Mines Ltd.	182	30,904
Alamos Gold, Inc. Class A (a)	188	7,269
Alimentation Couche-Tard, Inc. (a)	1,080	59,060
AltaGas Ltd.	438	13,372
ARC Resources Ltd.	1,042	19,574
AtkinsRealis Group, Inc.	100	6,464
Bank of Montreal	1,105	143,692
Bank of Nova Scotia	1,896	140,020
Barrick Mining Corp.	1,000	43,618
BCE, Inc.	113	2,699
Bombardier, Inc. Class B (a) (b)	4	681
Brookfield Asset Management Ltd. Class A (a)	1,143	59,954
Brookfield Corp. (a)	1,946	89,467
Brookfield Renewable Corp.	8	307
CAE, Inc. (a) (b)	176	5,359
Cameco Corp.	94	8,619
Canadian Imperial Bank of Commerce (a)	1,408	127,811
Canadian National Railway Co. (a)	1,362	134,883
Canadian Natural Resources Ltd. (a)	2,890	98,016
Canadian Pacific Kansas City Ltd.	537	39,587
Canadian Tire Corp. Ltd. Class A (a)	108	13,705
Canadian Utilities Ltd. Class A (a)	154	4,801
CCL Industries, Inc. Class B	154	9,741
Celestica, Inc. (a) (b)	310	91,821
Cenovus Energy, Inc.	2,810	47,600
CGI, Inc.	3,310	306,140
Constellation Software, Inc.	220	529,862
Descartes Systems Group, Inc. (b)	1,192	104,708
Dollarama, Inc.	1,540	230,469
Element Fleet Management Corp. (a)	262	6,890
Emera, Inc. (a)	342	16,876
Empire Co. Ltd. Class A	284	9,887
Enbridge, Inc. (a)	1,643	78,725

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Fairfax Financial Holdings Ltd.	107	$204,195
FirstService Corp. (a)	20	3,114
Fortis, Inc. (a)	458	23,843
Franco-Nevada Corp.	460	95,477
George Weston Ltd.	232	16,026
Gildan Activewear, Inc.	116	7,260
Great-West Lifeco, Inc.	793	39,160
Hydro One Ltd. (c)	2,701	107,666
iA Financial Corp., Inc.	289	37,493
IGM Financial, Inc. (a)	130	5,862
Imperial Oil Ltd.	597	51,645
Intact Financial Corp.	1,811	377,499
Keyera Corp.	238	7,640
Kinross Gold Corp.	2,924	82,467
Loblaw Cos. Ltd.	520	23,539
Lundin Gold, Inc.	232	19,298
Magna International, Inc.	666	35,551
Manulife Financial Corp.	2,259	82,136
Metro, Inc.	211	15,207
National Bank of Canada (a)	435	54,777
Nutrien Ltd. (a)	1,051	64,958
Open Text Corp. (a)	290	9,457
Pan American Silver Corp.	178	9,241
Pembina Pipeline Corp. (a)	616	23,499
Power Corp. of Canada (a)	716	38,105
RB Global, Inc. (a)	86	8,866
Restaurant Brands International, Inc. (a)	186	12,709
Rogers Communications, Inc. Class B	548	20,713
Royal Bank of Canada	1,546	263,906
Saputo, Inc.	412	12,416
Shopify, Inc. Class A (a) (b)	100	16,123
Stantec, Inc.	54	5,102
Sun Life Financial, Inc.	633	39,566
Suncor Energy, Inc.	2,173	96,574
TC Energy Corp. (a)	701	38,652
Teck Resources Ltd. Class B	727	34,850
TELUS Corp.	5,725	75,554
TFI International, Inc. (a)	108	11,178
Thomson Reuters Corp.	1,690	223,315
TMX Group Ltd.	206	7,849
Toromont Industries Ltd. (a)	230	27,862
Toronto-Dominion Bank (a)	2,453	231,494
Tourmaline Oil Corp. (a)	530	23,806
Whitecap Resources, Inc. (a)	1,884	15,806
WSP Global, Inc.	74	13,416
		5,097,453
CHILE — 0.0% *
Antofagasta PLC	202	8,909
Lundin Mining Corp. (a)	457	9,835
		18,744
CHINA — 0.2%
BOC Hong Kong Holdings Ltd.	47,500	240,566
Prosus NV	324	20,111
Security Description	Shares	Value
SITC International Holdings Co. Ltd.	5,000	$17,897
Wharf Holdings Ltd. (a)	16,000	44,689
Wilmar International Ltd.	7,900	18,921
Yangzijiang Shipbuilding Holdings Ltd.	9,300	25,166
		367,350
CONGO — 0.0% *
Ivanhoe Mines Ltd. Class A (a) (b)	216	2,460
DENMARK — 0.6%
Carlsberg AS Class B	299	39,267
Coloplast AS Class B	324	27,837
Danske Bank AS	985	49,346
Demant AS (b)	55	1,861
DSV AS	170	43,171
Genmab AS (b)	174	55,459
Novo Nordisk AS Class B	11,986	613,002
Novonesis Novozymes B Class B	175	11,222
Orsted AS (b) (c)	664	12,774
Pandora AS	267	29,708
Rockwool AS Class B	275	9,747
Tryg AS	2,679	70,139
Vestas Wind Systems AS	493	13,442
		976,975
FINLAND — 0.6%
Elisa OYJ (a)	2,434	107,884
Fortum OYJ	647	13,814
Kesko OYJ Class B (a)	412	9,315
Kone OYJ Class B	1,617	115,009
Metso OYJ	1,761	30,982
Neste OYJ (a)	903	20,585
Nokia OYJ	15,128	98,998
Nordea Bank Abp (d)	524	9,887
Nordea Bank Abp (d)	7,641	144,346
Orion OYJ Class B	311	23,248
Sampo OYJ Class A	25,268	306,553
Stora Enso OYJ Class R (a)	1,603	20,154
UPM-Kymmene OYJ	878	25,563
Wartsila OYJ Abp	1,372	48,985
		975,323
FRANCE — 2.2%
Accor SA	157	8,891
Aeroports de Paris SA (a)	368	48,147
Air Liquide SA	1,022	192,358
Airbus SE	297	69,204
Alstom SA (b)	643	19,008
Amundi SA (c)	86	7,131
AXA SA	2,936	141,238
BioMerieux	33	4,275
BNP Paribas SA	3,105	294,614
Bollore SE	1,565	8,811
Bouygues SA	606	31,565
Bureau Veritas SA	941	30,038
Capgemini SE	207	34,583
Carrefour SA	3,727	62,287

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Cie de Saint-Gobain SA	771	$78,742
Cie Generale des Etablissements Michelin SCA	1,591	52,899
Covivio SA REIT	103	6,853
Credit Agricole SA	1,938	39,945
Danone SA	2,137	192,702
Dassault Aviation SA	10	3,216
Dassault Systemes SE	4,621	129,383
Edenred SE	194	4,309
Eiffage SA	172	24,725
Engie SA	6,091	160,312
EssilorLuxottica SA	138	43,744
FDJ UNITED	300	8,322
Gecina SA REIT	58	5,511
Getlink SE	132	2,439
Hermes International SCA	82	204,359
Ipsen SA	110	15,374
Kering SA	88	31,109
Klepierre SA REIT	249	9,867
Legrand SA	139	20,773
L'Oreal SA	627	269,957
LVMH Moet Hennessy Louis Vuitton SE	165	124,991
Orange SA	30,008	500,449
Pernod Ricard SA	278	23,867
Publicis Groupe SA	731	76,082
Renault SA	1,256	52,248
Rexel SA	528	20,829
Safran SA	81	28,292
Sartorius Stedim Biotech	11	2,713
Societe Generale SA	1,797	145,033
Sodexo SA	249	12,780
Thales SA	51	13,764
TotalEnergies SE	7,367	480,975
Unibail-Rodamco-Westfield REIT (b)	184	20,045
Veolia Environnement SA	1,329	46,388
Vinci SA	716	100,951
		3,906,098
GERMANY — 2.6%
adidas AG	116	23,031
Allianz SE	456	209,132
BASF SE	1,838	95,908
Bayer AG	3,356	145,873
Bayerische Motoren Werke AG	1,225	134,001
Bayerische Motoren Werke AG Preference Shares	274	29,445
Beiersdorf AG	246	27,066
Brenntag SE	311	18,102
Commerzbank AG	1,200	50,877
Continental AG	551	43,978
CTS Eventim AG & Co. KGaA	606	55,870
Daimler Truck Holding AG	1,141	50,011
Deutsche Bank AG	3,338	129,802
Deutsche Boerse AG	256	67,258
Deutsche Lufthansa AG	2,919	28,818
Deutsche Post AG	1,806	99,117
Security Description	Shares	Value
Deutsche Telekom AG	26,839	$871,873
Dr. Ing hc F Porsche AG Preference Shares (c)	216	11,573
E.ON SE	6,528	123,627
Evonik Industries AG	781	12,254
Fresenius Medical Care AG	519	24,845
Fresenius SE & Co. KGaA	641	36,873
GEA Group AG	408	27,696
Hannover Rueck SE	180	56,275
Heidelberg Materials AG	140	36,666
Henkel AG & Co. KGaA	159	12,138
Henkel AG & Co. KGaA Preference Shares	235	19,204
HOCHTIEF AG	14	5,541
Infineon Technologies AG	1,240	54,947
Knorr-Bremse AG	53	5,923
LEG Immobilien SE	100	7,311
Mercedes-Benz Group AG	3,602	254,118
Merck KGaA	154	22,174
MTU Aero Engines AG	143	59,671
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	438	289,201
Nemetschek SE	121	13,188
Porsche Automobil Holding SE Preference Shares	333	15,612
Rational AG	14	10,877
Rheinmetall AG	123	225,498
RWE AG	1,093	58,099
SAP SE	2,153	526,832
Sartorius AG Preference Shares	9	2,613
Scout24 SE (c)	1,223	123,239
Siemens AG	516	144,929
Siemens Energy AG (b)	174	24,604
Siemens Healthineers AG (c)	256	13,506
Symrise AG	108	8,737
Talanx AG	111	14,835
Volkswagen AG Preference Shares	1,921	233,621
Vonovia SE	817	23,547
Zalando SE (b) (c)	255	7,589
		4,587,525
HONG KONG — 0.7%
AIA Group Ltd.	6,400	65,698
CK Asset Holdings Ltd.	5,678	28,684
CK Infrastructure Holdings Ltd.	500	3,700
CLP Holdings Ltd.	20,500	183,311
Futu Holdings Ltd. ADR (b)	156	25,617
Hang Seng Bank Ltd.	5,500	108,467
Henderson Land Development Co. Ltd. (a)	3,000	10,846
HKT Trust & HKT Ltd. Stapled Security	56,540	83,610
Hong Kong & China Gas Co. Ltd.	121,277	109,225
Hong Kong Exchanges & Clearing Ltd.	3,271	171,293
Hongkong Land Holdings Ltd.	1,870	12,996

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Link REIT	4,110	$18,344
MTR Corp. Ltd. (a)	10,538	40,346
Power Assets Holdings Ltd.	20,500	145,253
Prudential PLC	7,464	114,901
Sino Land Co. Ltd. (a)	6,776	8,897
Sun Hung Kai Properties Ltd.	3,000	36,500
Swire Pacific Ltd. Class A	6,000	48,333
Techtronic Industries Co. Ltd.	4,500	51,975
WH Group Ltd. (c)	18,072	20,130
Wharf Real Estate Investment Co. Ltd.	5,000	15,790
		1,303,916
INDONESIA — 0.0% *
Jardine Matheson Holdings Ltd.	350	23,936
IRELAND — 0.1%
AerCap Holdings NV	313	44,997
AIB Group PLC	13,149	142,074
Bank of Ireland Group PLC	1,814	34,886
Kerry Group PLC Class A	147	13,466
Kingspan Group PLC	136	11,844
		247,267
ISRAEL — 0.4%
Azrieli Group Ltd.	32	3,620
Bank Hapoalim BM	8,487	191,863
Bank Leumi Le-Israel BM	7,451	164,118
Check Point Software Technologies Ltd. (b)	1,105	205,044
Elbit Systems Ltd.	10	5,761
ICL Group Ltd.	2,080	11,943
Israel Discount Bank Ltd. Class A	2,498	26,508
Mizrahi Tefahot Bank Ltd.	1,010	70,479
Nice Ltd. (b)	180	20,168
Nova Ltd. (b)	73	24,419
Phoenix Financial Ltd.	162	6,699
Teva Pharmaceutical Industries Ltd. (b)	1,227	38,845
		769,467
ITALY — 0.9%
Banca Mediolanum SpA	204	4,665
Banca Monte dei Paschi di Siena SpA	3,644	39,074
Banco BPM SpA (a)	1,755	26,836
BPER Banca SpA	2,203	30,013
Coca-Cola HBC AG	612	31,626
Davide Campari-Milano NV (a)	335	2,179
Enel SpA	10,932	113,973
Eni SpA	12,557	238,026
Ferrari NV	716	267,997
FinecoBank Banca Fineco SpA	1,764	45,992
Generali	1,411	59,243
Infrastrutture Wireless Italiane SpA (a) (c)	4,482	41,506
Intesa Sanpaolo SpA	20,307	141,213
Leonardo SpA	305	17,610
Security Description	Shares	Value
Moncler SpA	615	$39,668
Nexi SpA (a) (c)	1,077	5,339
Poste Italiane SpA (c)	565	14,253
Prysmian SpA	203	20,594
Recordati Industria Chimica e Farmaceutica SpA	78	4,447
Ryanair Holdings PLC	778	27,001
Snam SpA	2,028	13,471
Telecom Italia SpA (a) (b)	30,330	18,302
Terna - Rete Elettrica Nazionale (a)	1,304	13,866
UniCredit SpA	3,035	252,791
Unipol Assicurazioni SpA	693	16,742
		1,486,427
IVORY COAST — 0.0% *
Endeavour Mining PLC	118	6,145
JAPAN — 7.9%
Advantest Corp.	2,200	275,588
Aeon Co. Ltd.	2,300	36,346
AGC, Inc.	500	16,565
Aisin Corp.	1,200	22,401
Ajinomoto Co., Inc.	500	10,581
ANA Holdings, Inc.	1,800	34,210
Asahi Group Holdings Ltd.	2,700	28,241
Asahi Kasei Corp.	2,900	25,698
Asics Corp.	1,600	38,330
Astellas Pharma, Inc.	10,800	144,211
Bandai Namco Holdings, Inc.	1,500	39,925
Bridgestone Corp. (a)	4,000	89,674
Canon, Inc. (a)	13,600	401,983
Capcom Co. Ltd.	900	20,963
Central Japan Railway Co.	12,300	340,330
Chiba Bank Ltd.	1,100	12,267
Chubu Electric Power Co., Inc.	11,900	183,118
Chugai Pharmaceutical Co. Ltd.	1,700	89,401
Dai Nippon Printing Co. Ltd.	700	12,031
Daifuku Co. Ltd.	800	25,152
Dai-ichi Life Holdings, Inc.	7,300	60,707
Daiichi Sankyo Co. Ltd.	4,700	100,390
Daikin Industries Ltd.	300	38,432
Daito Trust Construction Co. Ltd.	1,100	20,955
Daiwa House Industry Co. Ltd.	1,100	36,478
Daiwa Securities Group, Inc.	1,900	16,613
Denso Corp.	3,200	44,056
Disco Corp.	200	61,463
East Japan Railway Co.	13,000	342,697
Ebara Corp.	300	7,051
Eisai Co. Ltd. (a)	300	8,919
ENEOS Holdings, Inc.	10,700	75,568
FANUC Corp.	500	19,407
Fast Retailing Co. Ltd.	500	181,633
Fuji Electric Co. Ltd.	100	7,560
FUJIFILM Holdings Corp.	14,600	311,477
Fujikura Ltd.	600	66,758
Fujitsu Ltd.	7,600	209,898
Hankyu Hanshin Holdings, Inc.	3,200	80,498

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Hitachi Ltd.	2,900	$90,694
Honda Motor Co. Ltd.	15,300	149,930
Hoya Corp.	900	135,995
Hulic Co. Ltd. (a)	600	6,563
Idemitsu Kosan Co. Ltd.	4,100	30,944
IHI Corp.	400	7,029
Inpex Corp.	8,300	165,582
Isuzu Motors Ltd. (a)	1,500	23,345
ITOCHU Corp.	7,500	94,501
Japan Airlines Co. Ltd.	300	5,560
Japan Exchange Group, Inc.	2,400	25,662
Japan Post Bank Co. Ltd.	7,400	104,288
Japan Post Holdings Co. Ltd.	5,600	58,967
Japan Post Insurance Co. Ltd.	400	12,025
Japan Tobacco, Inc.	900	32,384
JFE Holdings, Inc. (a)	3,100	39,505
JX Advanced Metals Corp.	400	5,002
Kajima Corp.	500	18,613
Kansai Electric Power Co., Inc.	2,700	42,288
Kao Corp. (a)	1,000	39,944
Kawasaki Heavy Industries Ltd.	200	13,244
Kawasaki Kisen Kaisha Ltd. (a)	1,300	18,089
KDDI Corp.	38,000	656,627
Keyence Corp.	800	289,285
Kikkoman Corp. (a)	600	5,443
Kioxia Holdings Corp. (b)	100	6,657
Kirin Holdings Co. Ltd.	1,100	16,478
Kobe Bussan Co. Ltd.	400	9,672
Komatsu Ltd.	1,500	47,848
Kubota Corp.	1,900	26,868
Kyocera Corp.	19,800	277,461
Kyowa Kirin Co. Ltd. (a)	200	3,224
Lasertec Corp. (a)	300	56,739
LY Corp.	3,800	10,114
M3, Inc. (a)	200	2,697
Makita Corp.	300	9,066
Marubeni Corp.	2,400	66,651
MatsukiyoCocokara & Co.	300	5,191
Minebea Mitsumi, Inc.	500	10,019
Mitsubishi Chemical Group Corp.	5,200	30,358
Mitsubishi Corp.	5,100	116,677
Mitsubishi Electric Corp.	1,600	46,802
Mitsubishi Estate Co. Ltd.	1,000	24,377
Mitsubishi HC Capital, Inc. (a)	2,000	16,728
Mitsubishi Heavy Industries Ltd.	1,200	29,398
Mitsubishi UFJ Financial Group, Inc. (a)	17,200	273,563
Mitsui & Co. Ltd.	4,300	127,372
Mitsui Fudosan Co. Ltd.	2,900	32,942
Mitsui OSK Lines Ltd. (a)	1,400	42,068
Mizuho Financial Group, Inc.	4,140	150,550
MonotaRO Co. Ltd. (a)	700	11,167
MS&AD Insurance Group Holdings, Inc.	4,700	110,435
Murata Manufacturing Co. Ltd.	1,300	26,921
NEC Corp.	4,800	162,608
Security Description	Shares	Value
Nexon Co. Ltd.	200	$4,883
NIDEC Corp.	1,100	14,962
Nintendo Co. Ltd.	3,000	202,782
Nippon Building Fund, Inc. REIT	5	4,558
Nippon Paint Holdings Co. Ltd.	1,000	6,683
Nippon Sanso Holdings Corp.	200	5,956
Nippon Steel Corp. (a)	19,500	79,844
Nippon Yusen KK (a)	1,500	48,595
Nissan Motor Co. Ltd. (a) (b)	21,500	53,508
Nitori Holdings Co. Ltd. (a)	500	8,748
Nitto Denko Corp. (a)	600	14,221
Nomura Holdings, Inc.	5,200	43,161
Nomura Research Institute Ltd.	5,900	226,635
NTT, Inc.	481,800	484,735
Obayashi Corp.	800	16,684
Obic Co. Ltd.	5,300	166,427
Olympus Corp. (a)	1,000	12,661
Oracle Corp. Japan	600	50,490
Oriental Land Co. Ltd. (a)	7,400	136,839
ORIX Corp.	1,800	52,296
Osaka Gas Co. Ltd.	3,700	128,176
Otsuka Corp.	3,900	80,416
Otsuka Holdings Co. Ltd.	3,200	181,145
Pan Pacific International Holdings Corp.	13,000	77,322
Panasonic Holdings Corp.	6,200	80,039
Rakuten Group, Inc. (a) (b)	900	5,765
Recruit Holdings Co. Ltd.	4,098	231,299
Renesas Electronics Corp. (b)	2,600	35,497
Resona Holdings, Inc.	3,300	31,433
Ryohin Keikaku Co. Ltd.	200	3,550
Sanrio Co. Ltd.	400	12,548
SBI Holdings, Inc.	1,200	25,838
SCREEN Holdings Co. Ltd. (a)	300	29,168
Secom Co. Ltd.	5,500	195,550
Seibu Holdings, Inc.	200	5,492
Sekisui Chemical Co. Ltd.	600	10,086
Sekisui House Ltd.	1,200	26,780
Seven & i Holdings Co. Ltd.	4,800	68,917
SG Holdings Co. Ltd. (a)	4,600	42,069
Shimadzu Corp.	4,000	106,364
Shimano, Inc.	100	10,549
Shin-Etsu Chemical Co. Ltd.	1,800	55,960
Shionogi & Co. Ltd.	4,500	81,562
Shiseido Co. Ltd. (a)	400	5,813
SMC Corp.	53	18,415
SoftBank Corp.	430,500	589,948
SoftBank Group Corp.	1,200	33,685
Sompo Holdings, Inc.	1,700	57,872
Sony Financial Group, Inc. (b)	10,000	10,590
Sony Group Corp.	4,900	125,794
Subaru Corp.	1,500	32,489
Sumitomo Corp. (a)	2,000	69,055
Sumitomo Electric Industries Ltd.	800	32,282
Sumitomo Metal Mining Co. Ltd.	500	20,278

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	6,600	$212,259
Sumitomo Mitsui Trust Group, Inc.	1,200	36,572
Sumitomo Realty & Development Co. Ltd. (a)	600	15,051
Suntory Beverage & Food Ltd. (a)	200	6,031
Suzuki Motor Corp.	2,700	40,213
Sysmex Corp.	1,400	13,777
T&D Holdings, Inc.	600	13,838
Taisei Corp.	100	9,464
Takeda Pharmaceutical Co. Ltd. (a)	12,868	396,930
TDK Corp.	1,500	21,159
Terumo Corp.	800	11,586
TIS, Inc.	3,600	120,739
Toho Co. Ltd.	700	35,638
Tokio Marine Holdings, Inc.	6,400	237,512
Tokyo Electron Ltd.	1,300	284,641
Tokyo Gas Co. Ltd.	1,900	75,215
Tokyo Metro Co. Ltd. (a)	400	4,069
Tokyu Corp.	3,600	42,030
TOPPAN Holdings, Inc.	500	14,868
Toray Industries, Inc.	3,000	19,522
Toyota Industries Corp.	200	22,712
Toyota Motor Corp.	19,000	406,801
Toyota Tsusho Corp.	1,200	40,376
Trend Micro, Inc.	300	12,444
Unicharm Corp.	1,100	6,281
West Japan Railway Co. (a)	3,900	77,779
Yamaha Motor Co. Ltd. (a)	2,800	20,713
Yokogawa Electric Corp.	3,900	124,804
Yokohama Financial Group, Inc.	1,900	15,679
Zensho Holdings Co. Ltd.	100	5,726
ZOZO, Inc.	1,600	13,178
		13,873,756
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,755	80,571
CVC Capital Partners PLC (c)	618	10,379
Eurofins Scientific SE	124	9,087
		100,037
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	1,000	4,923
Sands China Ltd.	800	2,015
		6,938
MEXICO — 0.0% *
Fresnillo PLC	540	24,216
NETHERLANDS — 1.9%
ABN AMRO Bank NV Dutch Certificate (c)	1,282	44,853
Adyen NV (b) (c)	61	98,507
Akzo Nobel NV	209	14,531
Argenx SE (b)	354	298,014
ASM International NV (a)	105	63,829
ASML Holding NV (a)	1,415	1,531,226
ASR Nederland NV	221	15,734
Security Description	Shares	Value
BE Semiconductor Industries NV (a)	204	$32,045
Euronext NV (c)	45	6,765
EXOR NV	401	34,121
Heineken Holding NV (a)	245	17,955
Heineken NV (a)	365	29,896
IMCD NV (a)	45	4,087
ING Groep NV (a)	5,627	158,673
JDE Peet's NV	261	9,766
Koninklijke Ahold Delhaize NV	8,042	329,345
Koninklijke KPN NV	57,825	270,021
Koninklijke Philips NV (a)	715	19,515
Magnum Ice Cream Co. NV (b)	1,805	28,588
Nebius Group NV (a) (b)	100	8,370
NN Group NV	619	47,792
NXP Semiconductors NV	185	40,156
Randstad NV (a)	328	12,470
Universal Music Group NV (a)	3,911	102,109
Wolters Kluwer NV	685	71,069
		3,289,437
NEW ZEALAND — 0.1%
Auckland International Airport Ltd.	1,039	4,977
Contact Energy Ltd. (a)	630	3,351
Fisher & Paykel Healthcare Corp. Ltd.	1,328	28,829
Infratil Ltd. (a)	11,188	71,285
Meridian Energy Ltd.	819	2,637
Xero Ltd. (b)	1,062	80,748
		191,827
NORWAY — 0.1%
Aker BP ASA	723	18,414
DNB Bank ASA	1,531	42,727
Equinor ASA	2,892	67,950
Gjensidige Forsikring ASA	524	15,689
Kongsberg Gruppen ASA	1,156	29,637
Mowi ASA	531	12,803
Norsk Hydro ASA	2,798	21,692
Orkla ASA	687	7,662
Salmar ASA	43	2,632
Telenor ASA	637	9,264
		228,470
POLAND — 0.0% *
InPost SA (a) (b)	174	2,140
PORTUGAL — 0.1%
Banco Comercial Portugues SA Class R	13,308	14,007
EDP SA	5,321	24,466
Galp Energia SGPS SA	2,898	49,794
Jeronimo Martins SGPS SA	460	10,946
		99,213
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	4,500	9,903
CapitaLand Integrated Commercial Trust REIT	7,035	13,074

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CapitaLand Investment Ltd.	2,700	$5,690
DBS Group Holdings Ltd.	7,353	322,251
Grab Holdings Ltd. Class A (b)	611	3,049
Keppel Ltd.	1,400	11,268
Oversea-Chinese Banking Corp. Ltd.	10,151	155,975
Sea Ltd. ADR (b)	49	6,251
Sembcorp Industries Ltd. (a)	1,000	4,681
Singapore Airlines Ltd.	3,250	16,174
Singapore Exchange Ltd.	8,200	108,143
Singapore Technologies Engineering Ltd.	800	5,238
Singapore Telecommunications Ltd.	108,442	383,679
STMicroelectronics NV	1,800	47,438
United Overseas Bank Ltd.	2,600	70,883
		1,163,697
SOUTH AFRICA — 0.0% *
Anglo American PLC	1,818	75,437
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	92	2,455
SPAIN — 1.1%
Acciona SA (a)	36	7,860
ACS Actividades de Construccion y Servicios SA	218	21,724
Aena SME SA (c)	6,750	188,834
Amadeus IT Group SA	224	16,532
Banco Bilbao Vizcaya Argentaria SA	8,201	193,115
Banco de Sabadell SA	11,282	44,587
Banco Santander SA	28,068	331,952
Bankinter SA	997	16,575
CaixaBank SA	5,488	67,322
Cellnex Telecom SA (a) (b) (c)	478	15,399
EDP Renovaveis SA (a)	271	3,832
Endesa SA (a)	397	14,281
Grifols SA (a)	530	6,660
Iberdrola SA	11,288	244,794
Industria de Diseno Textil SA	7,605	503,212
Mapfre SA	1,994	10,028
Naturgy Energy Group SA	287	8,737
Redeia Corp. SA	6,032	107,469
Repsol SA	5,658	105,822
Telefonica SA (a)	10,504	43,091
		1,951,826
SWEDEN — 0.6%
AddTech AB Class B (a)	595	21,131
Alfa Laval AB	763	38,544
Assa Abloy AB Class B	661	25,734
Atlas Copco AB Class A	7,754	139,666
Atlas Copco AB Class B	4,500	72,732
Beijer Ref AB (a)	169	2,733
Boliden AB (b)	409	22,857
Epiroc AB Class A	1,655	37,682
Epiroc AB Class B	1,006	20,374
EQT AB (a)	147	5,801
Security Description	Shares	Value
Essity AB Class B	703	$20,223
Evolution AB (a) (c)	521	35,593
Fastighets AB Balder Class B (a) (b)	816	6,037
H & M Hennes & Mauritz AB Class B (a)	444	8,953
Hexagon AB Class B	1,493	17,734
Holmen AB Class B	95	3,652
Industrivarden AB Class A	139	6,263
Industrivarden AB Class C (a)	186	8,373
Indutrade AB	161	4,198
Investment AB Latour Class B (a)	61	1,491
Investor AB Class B	2,008	71,966
L E Lundbergforetagen AB Class B (a)	78	4,328
Lifco AB Class B (a)	510	19,473
Nibe Industrier AB Class B	1,078	4,165
Saab AB Class B	100	5,832
Sagax AB Class B (a)	78	1,672
Sandvik AB	2,738	89,279
Securitas AB Class B	849	13,556
Skandinaviska Enskilda Banken AB Class A	2,577	54,538
Skanska AB Class B	559	15,299
SKF AB Class B	532	14,185
Svenska Cellulosa AB SCA Class B (a)	678	9,017
Svenska Handelsbanken AB Class A	2,889	42,103
Swedbank AB Class A	1,482	51,620
Swedish Orphan Biovitrum AB (b)	531	19,169
Tele2 AB Class B	429	7,192
Telefonaktiebolaget LM Ericsson Class B	2,695	26,486
Telia Co. AB	19,580	83,640
Trelleborg AB Class B	167	7,114
Volvo AB Class B	2,303	73,920
		1,114,325
SWITZERLAND — 1.7%
ABB Ltd.	4,381	327,476
Avolta AG	158	9,401
Banque Cantonale Vaudoise (a)	33	4,182
Barry Callebaut AG (a)	5	8,242
Belimo Holding AG	27	26,617
BKW AG	321	68,232
Chocoladefabriken Lindt & Spruengli AG	1	146,923
Cie Financiere Richemont SA Class A	340	73,837
DSM-Firmenich AG	217	17,524
EMS-Chemie Holding AG	18	12,485
Galderma Group AG	43	8,798
Geberit AG	108	84,464
Givaudan SA	43	170,752
Helvetia Baloise Holding AG	335	88,460
Julius Baer Group Ltd.	249	19,612
Kuehne & Nagel International AG	219	47,338

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Logitech International SA	455	$46,830
Lonza Group AG	34	23,080
Partners Group Holding AG	76	94,241
Sandoz Group AG	283	20,661
Schindler Holding AG (d)	106	40,032
Schindler Holding AG (d)	392	139,284
SGS SA	93	10,666
Sika AG	409	83,942
Sonova Holding AG	136	35,551
Straumann Holding AG	299	35,272
Swatch Group AG Bearer Shares (a)	63	13,379
Swiss Life Holding AG	21	24,301
Swiss Prime Site AG	65	10,108
Swisscom AG	389	282,574
TE Connectivity PLC	563	128,088
UBS Group AG	5,040	235,126
VAT Group AG (a) (c)	70	34,097
Zurich Insurance Group AG	818	621,360
		2,992,935
UNITED KINGDOM — 3.0%
3i Group PLC	3,397	149,091
Admiral Group PLC	914	39,045
Ashtead Group PLC	486	33,247
Associated British Foods PLC (a)	556	15,907
AstraZeneca PLC	4,625	857,856
Auto Trader Group PLC (c)	3,009	23,733
Aviva PLC	2,771	25,508
BAE Systems PLC	1,951	44,979
Barclays PLC	31,104	199,120
Barratt Redrow PLC	2,372	12,159
British American Tobacco PLC	2,113	119,766
British American Tobacco PLC ADR	562	31,820
BT Group PLC	16,408	40,619
Bunzl PLC	519	14,492
Centrica PLC	21,256	48,475
CK Hutchison Holdings Ltd.	10,000	68,029
Coca-Cola Europacific Partners PLC	183	16,598
Compass Group PLC	9,838	312,819
DCC PLC	284	17,686
Diageo PLC	2,159	46,565
Entain PLC	901	9,290
Flutter Entertainment PLC (b)	74	15,913
Halma PLC	3,599	171,269
Hikma Pharmaceuticals PLC	542	11,300
HSBC Holdings PLC	31,508	497,454
Imperial Brands PLC	2,564	107,565
Informa PLC	1,248	14,839
InterContinental Hotels Group PLC	48	6,753
International Consolidated Airlines Group SA	2,404	13,408
Intertek Group PLC	468	29,120
J Sainsbury PLC	5,904	25,809
JD Sports Fashion PLC	5,947	6,756
Kingfisher PLC	5,109	21,488
Land Securities Group PLC REIT	1,128	9,437
Security Description	Shares	Value
Legal & General Group PLC	5,638	$19,861
Lloyds Banking Group PLC	110,143	145,540
London Stock Exchange Group PLC	379	45,635
M&G PLC	1,775	6,838
Marks & Spencer Group PLC	3,083	13,684
Melrose Industries PLC	1,489	11,784
National Grid PLC	5,501	84,461
NatWest Group PLC	15,280	133,960
Next PLC	376	69,185
Pearson PLC	593	8,375
Phoenix Group Holdings PLC	580	5,750
Reckitt Benckiser Group PLC	2,045	165,093
RELX PLC	5,682	230,806
Rentokil Initial PLC	2,976	17,913
Rolls-Royce Holdings PLC	1,742	26,945
Sage Group PLC	9,307	135,574
Schroders PLC	1,135	6,213
Segro PLC REIT (a)	1,476	14,302
Severn Trent PLC	171	6,415
Smith & Nephew PLC	865	14,410
Smiths Group PLC	913	28,883
Spirax Group PLC	46	4,220
SSE PLC	1,161	34,027
Standard Chartered PLC	3,747	91,827
Tesco PLC	12,674	75,314
Unilever PLC	8,024	524,470
United Utilities Group PLC	461	7,404
Vodafone Group PLC	151,163	201,045
Whitbread PLC	226	7,752
Wise PLC Class A (b)	2,100	25,167
		5,220,768
UNITED STATES — 69.4%
3M Co.	1,485	237,748
Abbott Laboratories	8,652	1,084,009
AbbVie, Inc.	2,014	460,179
Accenture PLC Class A	3,113	835,218
Adobe, Inc. (b)	1,868	653,781
Advanced Micro Devices, Inc. (b)	340	72,814
AECOM	98	9,342
Aegon Ltd.	1,801	14,045
Aflac, Inc.	509	56,127
Agilent Technologies, Inc.	747	101,644
Air Products & Chemicals, Inc.	144	35,571
Airbnb, Inc. Class A (b)	170	23,072
Alcon AG	386	30,831
Alexandria Real Estate Equities, Inc. REIT	338	16,542
Allegion PLC	262	41,716
Alliant Energy Corp.	683	44,402
Allstate Corp.	914	190,249
Alphabet, Inc. Class A	7,302	2,285,526
Alphabet, Inc. Class C	6,724	2,109,991
Altria Group, Inc.	1,295	74,670
Amazon.com, Inc. (b)	3,024	698,000
Amcor PLC	3,119	26,012
Ameren Corp.	1,557	155,482

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	1,168	$134,682
American Express Co.	275	101,736
American Financial Group, Inc.	213	29,113
American Homes 4 Rent Class A, REIT	226	7,255
American International Group, Inc.	1,262	107,964
American Tower Corp. REIT	268	47,053
American Water Works Co., Inc.	766	99,963
Ameriprise Financial, Inc.	319	156,418
AMETEK, Inc.	108	22,173
Amgen, Inc.	705	230,754
Amphenol Corp. Class A	6,546	884,626
Amrize Ltd. (b)	602	33,107
Analog Devices, Inc.	248	67,258
Annaly Capital Management, Inc. REIT	572	12,790
Aon PLC Class A	718	253,368
AP Moller - Maersk AS Class A	18	41,437
AP Moller - Maersk AS Class B	30	69,061
Apollo Global Management, Inc.	293	42,415
Apple, Inc.	14,718	4,001,235
Applied Materials, Inc.	2,458	631,681
AppLovin Corp. Class A (b)	20	13,476
Aptiv PLC (b)	374	28,458
Arch Capital Group Ltd. (b)	2,895	277,688
Archer-Daniels-Midland Co.	1,520	87,385
ARES Management Corp. Class A	44	7,112
Arista Networks, Inc. (b)	3,337	437,247
Arthur J Gallagher & Co.	1,073	277,682
AT&T, Inc.	41,782	1,037,865
Atlassian Corp. Class A (b)	10	1,621
Atmos Energy Corp.	112	18,775
Autodesk, Inc. (b)	1,187	351,364
Automatic Data Processing, Inc.	1,315	338,257
AutoZone, Inc. (b)	145	491,767
AvalonBay Communities, Inc. REIT	83	15,049
Avery Dennison Corp.	227	41,287
Axon Enterprise, Inc. (b)	10	5,679
Baker Hughes Co.	881	40,121
Ball Corp.	1,176	62,293
Bank of America Corp.	11,097	610,335
Bank of New York Mellon Corp.	655	76,039
Baxter International, Inc.	1,099	21,002
Becton Dickinson & Co.	577	111,978
Bentley Systems, Inc. Class B	2,284	87,169
Berkshire Hathaway, Inc. Class B (b)	2,566	1,289,800
Best Buy Co., Inc.	965	64,587
Biogen, Inc. (b)	239	42,062
Blackrock, Inc.	353	377,830
Blackstone, Inc.	173	26,666
Block, Inc. (b)	480	31,243
Boeing Co. (b)	248	53,846
Booking Holdings, Inc.	6	32,132
Booz Allen Hamilton Holding Corp.	110	9,280
Boston Scientific Corp. (b)	2,017	192,321
Security Description	Shares	Value
BP PLC	53,370	$310,687
Bristol-Myers Squibb Co.	5,382	290,305
Broadcom, Inc.	458	158,514
Broadridge Financial Solutions, Inc.	293	65,389
Brown & Brown, Inc.	2,091	166,653
Brown-Forman Corp. Class B (a)	481	12,535
Builders FirstSource, Inc. (b)	220	22,636
Bunge Global SA	392	34,919
Burlington Stores, Inc. (b)	37	10,687
Buzzi SpA	268	16,367
BXP, Inc. REIT (a)	154	10,392
Cadence Design Systems, Inc. (b)	657	205,365
Capital One Financial Corp.	639	154,868
Cardinal Health, Inc.	1,342	275,781
Carlisle Cos., Inc.	123	39,343
Carlyle Group, Inc.	150	8,866
Carnival Corp. (b)	621	18,965
Carrier Global Corp.	642	33,923
Carvana Co. (b)	20	8,440
Caterpillar, Inc.	1,435	822,068
Cboe Global Markets, Inc.	1,755	440,505
CBRE Group, Inc. Class A (b)	239	38,429
CDW Corp.	758	103,240
Cencora, Inc.	2,749	928,475
Centene Corp. (b)	3,247	133,614
CenterPoint Energy, Inc.	587	22,506
CF Industries Holdings, Inc.	762	58,933
CH Robinson Worldwide, Inc.	377	60,607
Charles Schwab Corp.	901	90,019
Charter Communications, Inc. Class A (b)	309	64,504
Cheniere Energy, Inc.	337	65,509
Chevron Corp.	4,302	655,668
Chipotle Mexican Grill, Inc. (b)	4,052	149,924
Chubb Ltd.	2,253	703,206
Church & Dwight Co., Inc.	4,065	340,850
Cigna Group	1,053	289,817
Cincinnati Financial Corp.	162	26,458
Cintas Corp.	1,109	208,570
Cisco Systems, Inc.	21,375	1,646,516
Citigroup, Inc.	3,682	429,653
Citizens Financial Group, Inc.	953	55,665
Clorox Co.	66	6,655
Cloudflare, Inc. Class A (b)	10	1,972
CME Group, Inc.	2,700	737,316
CMS Energy Corp.	1,865	130,419
CNH Industrial NV	2,297	21,447
Coca-Cola Co.	17,261	1,206,717
Cognizant Technology Solutions Corp. Class A	4,158	345,114
Coinbase Global, Inc. Class A (b)	37	8,367
Colgate-Palmolive Co.	5,178	409,166
Comcast Corp. Class A	9,966	297,884
Comfort Systems USA, Inc.	120	111,995
ConocoPhillips	2,245	210,154
Consolidated Edison, Inc.	5,512	547,452

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Constellation Brands, Inc. Class A	174	$24,005
Constellation Energy Corp.	130	45,925
Cooper Cos., Inc. (b)	132	10,819
Copart, Inc. (b)	2,381	93,216
Corebridge Financial, Inc.	950	28,661
Corning, Inc.	1,227	107,436
Corpay, Inc. (b)	31	9,329
Corteva, Inc.	1,122	75,208
CoStar Group, Inc. (b)	108	7,262
Costco Wholesale Corp.	1,405	1,211,588
Coterra Energy, Inc.	3,170	83,434
CRH PLC	563	70,456
Crowdstrike Holdings, Inc. Class A (b)	124	58,126
Crown Castle, Inc. REIT	170	15,108
CSX Corp.	1,376	49,880
Cummins, Inc.	395	201,628
CVS Health Corp.	3,634	288,394
Danaher Corp.	401	91,797
Darden Restaurants, Inc.	395	72,688
Datadog, Inc. Class A (b)	20	2,720
Deckers Outdoor Corp. (b)	573	59,403
Deere & Co.	233	108,478
Dell Technologies, Inc. Class C	251	31,596
Delta Air Lines, Inc.	341	23,665
Devon Energy Corp.	1,568	57,436
Dexcom, Inc. (b)	872	57,875
Diamondback Energy, Inc.	373	56,073
Dick's Sporting Goods, Inc.	186	36,822
Digital Realty Trust, Inc. REIT	148	22,897
Docusign, Inc. (b)	61	4,172
Dollar General Corp.	745	98,914
Dollar Tree, Inc. (b)	261	32,106
Dominion Energy, Inc.	1,548	90,697
Domino's Pizza, Inc.	10	4,168
DoorDash, Inc. Class A (b)	38	8,606
Dover Corp.	141	27,529
Dow, Inc.	2,791	65,254
DR Horton, Inc.	933	134,380
DraftKings, Inc. Class A (b)	44	1,516
DTE Energy Co.	204	26,312
Duke Energy Corp.	7,499	878,958
DuPont de Nemours, Inc.	786	31,597
Dynatrace, Inc. (b)	2,496	108,177
Eaton Corp. PLC	966	307,681
eBay, Inc.	270	23,517
EchoStar Corp. Class A (b)	100	10,870
Ecolab, Inc.	93	24,414
Edison International	692	41,534
Edwards Lifesciences Corp. (b)	1,488	126,852
Electronic Arts, Inc.	1,956	399,669
Elevance Health, Inc.	1,396	489,368
Eli Lilly & Co.	2,237	2,404,059
EMCOR Group, Inc.	142	86,874
Emerson Electric Co.	358	47,514
Entegris, Inc.	96	8,088
Security Description	Shares	Value
Entergy Corp.	386	$35,678
EOG Resources, Inc.	963	101,125
EQT Corp.	550	29,480
Equifax, Inc.	44	9,547
Equinix, Inc. REIT	18	13,791
Equitable Holdings, Inc.	462	22,014
Equity LifeStyle Properties, Inc. REIT	68	4,121
Equity Residential REIT	339	21,371
Erie Indemnity Co. Class A	73	20,925
Essential Utilities, Inc.	240	9,206
Essex Property Trust, Inc. REIT	37	9,682
Estee Lauder Cos., Inc. Class A	140	14,661
Everest Group Ltd.	92	31,220
Evergy, Inc.	270	19,572
Eversource Energy	363	24,441
Exelon Corp.	1,237	53,921
Expand Energy Corp.	2,193	242,019
Expedia Group, Inc.	94	26,631
Expeditors International of Washington, Inc.	478	71,227
Experian PLC	2,468	111,638
Extra Space Storage, Inc. REIT	125	16,277
Exxon Mobil Corp.	12,431	1,495,947
F&G Annuities & Life, Inc.	16	494
F5, Inc. (b)	944	240,965
Fair Isaac Corp. (b)	38	64,244
Fastenal Co.	3,328	133,553
FedEx Corp.	435	125,654
Ferguson Enterprises, Inc.	573	127,567
Ferrovial SE	210	13,649
Fidelity National Financial, Inc.	276	15,067
Fidelity National Information Services, Inc.	376	24,989
Fifth Third Bancorp	1,163	54,440
First Citizens BancShares, Inc. Class A	53	113,748
First Solar, Inc. (b)	506	132,182
FirstEnergy Corp.	2,817	126,117
Fiserv, Inc. (b)	947	63,610
Flex Ltd. (b)	400	24,168
Ford Motor Co.	12,144	159,329
Fortinet, Inc. (b)	3,017	239,580
Fortive Corp.	327	18,054
Fox Corp. Class A	255	18,633
Fox Corp. Class B	148	9,610
Freeport-McMoRan, Inc.	1,127	57,240
Gaming & Leisure Properties, Inc. REIT	202	9,027
Garmin Ltd.	494	100,208
Gartner, Inc. (b)	491	123,869
GE HealthCare Technologies, Inc.	1,340	109,907
GE Vernova, Inc.	68	44,443
Gen Digital, Inc.	4,427	120,370
General Dynamics Corp.	983	330,937
General Electric Co.	261	80,396

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
General Mills, Inc.	7,316	$340,194
General Motors Co.	3,502	284,783
Genuine Parts Co.	174	21,395
GFL Environmental, Inc.	94	4,043
Gilead Sciences, Inc.	3,283	402,955
Global Payments, Inc.	436	33,746
GoDaddy, Inc. Class A (b)	2,037	252,751
Goldman Sachs Group, Inc.	261	229,419
Graco, Inc.	438	35,903
GSK PLC	15,202	373,064
Haleon PLC	7,841	39,528
Halliburton Co.	1,395	39,423
Hartford Insurance Group, Inc.	927	127,741
HCA Healthcare, Inc.	437	204,018
Healthpeak Properties, Inc. REIT	761	12,237
HEICO Corp.	7	2,265
HEICO Corp. Class A	20	5,049
Hershey Co.	1,423	258,958
Hewlett Packard Enterprise Co.	2,297	55,174
Hilton Worldwide Holdings, Inc.	54	15,511
Holcim AG	1,712	168,034
Hologic, Inc. (b)	2,476	184,437
Home Depot, Inc.	564	194,072
Honeywell International, Inc.	1,747	340,822
Hormel Foods Corp.	2,927	69,370
Howmet Aerospace, Inc.	966	198,049
HP, Inc.	2,164	48,214
Hubbell, Inc.	140	62,175
Humana, Inc.	437	111,929
Huntington Bancshares, Inc.	3,009	52,206
Hyatt Hotels Corp. Class A (a)	20	3,206
IDEX Corp.	48	8,541
IDEXX Laboratories, Inc. (b)	262	177,251
Illinois Tool Works, Inc.	805	198,271
Illumina, Inc. (b)	43	5,640
Incyte Corp. (b)	2,315	228,653
Ingersoll Rand, Inc.	204	16,161
Insulet Corp. (b)	10	2,842
Intel Corp. (b)	3,046	112,397
Interactive Brokers Group, Inc. Class A	184	11,833
Intercontinental Exchange, Inc.	350	56,686
International Business Machines Corp.	2,131	631,224
International Flavors & Fragrances, Inc.	343	23,115
International Paper Co.	865	34,072
Intuit, Inc.	1,206	798,879
Intuitive Surgical, Inc. (b)	762	431,566
Invitation Homes, Inc. REIT	490	13,617
IQVIA Holdings, Inc. (b)	170	38,320
Iron Mountain, Inc. REIT	70	5,807
J.M. Smucker Co.	106	10,368
Jabil, Inc.	368	83,911
Jack Henry & Associates, Inc.	674	122,992
Jacobs Solutions, Inc.	104	13,776
Security Description	Shares	Value
JB Hunt Transport Services, Inc.	88	$17,102
Johnson & Johnson	11,018	2,280,175
Johnson Controls International PLC	303	36,284
JPMorgan Chase & Co.	2,827	910,916
Kenvue, Inc.	1,934	33,361
Keurig Dr. Pepper, Inc.	7,493	209,879
KeyCorp	1,513	31,228
Keysight Technologies, Inc. (b)	89	18,084
Kimberly-Clark Corp.	1,375	138,724
Kimco Realty Corp. REIT	588	11,919
Kinder Morgan, Inc.	1,791	49,235
KKR & Co., Inc.	206	26,261
KLA Corp.	394	478,742
Kraft Heinz Co.	2,286	55,435
Kroger Co.	8,421	526,144
L3Harris Technologies, Inc.	117	34,348
Labcorp Holdings, Inc.	84	21,074
Lam Research Corp.	4,403	753,706
Las Vegas Sands Corp.	155	10,089
Leidos Holdings, Inc.	342	61,697
Lennar Corp. Class A	415	42,662
Lennox International, Inc.	130	63,125
Liberty Media Corp.-Liberty Formula One Class C (b)	1,894	186,578
Linde PLC	1,288	549,190
Live Nation Entertainment, Inc. (b)	74	10,545
Lockheed Martin Corp.	1,209	584,757
Loews Corp.	1,739	183,134
Lowe's Cos., Inc.	444	107,075
LPL Financial Holdings, Inc.	44	15,715
Lululemon Athletica, Inc. (b)	464	96,424
LyondellBasell Industries NV Class A	1,019	44,123
M&T Bank Corp.	323	65,078
Marathon Petroleum Corp.	863	140,350
Markel Group, Inc. (b)	18	38,694
Marriott International, Inc. Class A	74	22,958
Marsh & McLennan Cos., Inc.	3,607	669,171
Martin Marietta Materials, Inc.	36	22,416
Marvell Technology, Inc.	131	11,132
Masco Corp.	158	10,027
Mastercard, Inc. Class A	2,209	1,261,074
McCormick & Co., Inc.	174	11,851
McDonald's Corp.	2,292	700,504
McKesson Corp.	1,156	948,255
Medtronic PLC	977	93,851
Merck & Co., Inc.	13,090	1,377,853
Meta Platforms, Inc. Class A	5,606	3,700,465
MetLife, Inc.	844	66,625
Mettler-Toledo International, Inc. (b)	10	13,942
Microchip Technology, Inc.	396	25,233
Micron Technology, Inc.	376	107,314
Microsoft Corp.	9,402	4,546,995
Mid-America Apartment Communities, Inc. REIT	70	9,724
Mondelez International, Inc. Class A	7,420	399,419

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MongoDB, Inc. (b)	10	$4,197
Monolithic Power Systems, Inc.	147	133,235
Monster Beverage Corp. (b)	5,266	403,744
Moody's Corp.	454	231,926
Morgan Stanley	956	169,719
Motorola Solutions, Inc.	1,738	666,210
MSCI, Inc.	20	11,475
Nasdaq, Inc.	206	20,009
Natera, Inc. (b)	10	2,291
Nestle SA	8,931	887,633
NetApp, Inc.	503	53,866
Netflix, Inc. (b)	12,532	1,175,000
Neurocrine Biosciences, Inc. (b)	500	70,915
Newmont Corp.	1,909	190,614
News Corp. Class A	350	9,142
NextEra Energy, Inc.	1,254	100,671
NIKE, Inc. Class B	3,114	198,393
NiSource, Inc.	402	16,788
Nordson Corp.	36	8,655
Norfolk Southern Corp.	166	47,928
Northern Trust Corp.	232	31,689
Northrop Grumman Corp.	730	416,253
Novartis AG	11,361	1,571,683
NRG Energy, Inc.	124	19,746
Nucor Corp.	483	78,782
Nutanix, Inc. Class A (b)	6	310
NVIDIA Corp.	18,762	3,499,113
NVR, Inc. (b)	10	72,928
Occidental Petroleum Corp.	1,838	75,579
Oklo, Inc. (b)	400	28,704
Okta, Inc. (b)	44	3,805
Old Dominion Freight Line, Inc.	530	83,104
Omnicom Group, Inc.	990	79,942
ON Semiconductor Corp. (b)	507	27,454
ONEOK, Inc.	738	54,243
Oracle Corp.	500	97,455
O'Reilly Automotive, Inc. (b)	4,583	418,015
Otis Worldwide Corp.	194	16,946
PACCAR, Inc.	623	68,225
Packaging Corp. of America	73	15,055
Palantir Technologies, Inc. Class A (b)	238	42,304
Palo Alto Networks, Inc. (b)	1,062	195,620
Parker-Hannifin Corp.	324	284,783
Paychex, Inc.	1,031	115,658
Paycom Software, Inc.	156	24,860
PayPal Holdings, Inc.	2,770	161,713
Pentair PLC	423	44,051
PepsiCo, Inc.	8,172	1,172,845
Pfizer, Inc.	10,422	259,508
PG&E Corp.	5,912	95,006
Philip Morris International, Inc.	1,470	235,788
Phillips 66 Co.	988	127,492
Pinnacle Financial Partners, Inc.	304	29,005
Pinterest, Inc. Class A (b)	254	6,576
PNC Financial Services Group, Inc.	795	165,940
Security Description	Shares	Value
PPG Industries, Inc.	263	$26,947
PPL Corp.	2,012	70,460
Principal Financial Group, Inc.	413	36,431
Procter & Gamble Co.	10,573	1,515,217
Progressive Corp.	3,813	868,296
Prologis, Inc. REIT	573	73,149
Prudential Financial, Inc.	668	75,404
PTC, Inc. (b)	742	129,264
Public Service Enterprise Group, Inc.	408	32,762
Public Storage REIT	377	97,831
PulteGroup, Inc.	705	82,668
Pure Storage, Inc. Class A (b)	44	2,948
Qiagen NV	166	7,575
Qnity Electronics, Inc. Class W/I	443	36,171
QUALCOMM, Inc.	3,469	593,372
Quanta Services, Inc.	64	27,012
Quest Diagnostics, Inc.	1,053	182,727
Raymond James Financial, Inc.	179	28,746
Realty Income Corp. REIT	710	40,023
Regency Centers Corp. REIT	124	8,560
Regeneron Pharmaceuticals, Inc.	181	139,708
Regions Financial Corp.	1,862	50,460
Reliance, Inc.	79	22,821
Republic Services, Inc.	3,212	680,719
ResMed, Inc.	373	89,845
Rivian Automotive, Inc. Class A (b)	258	5,085
Robinhood Markets, Inc. Class A (b)	78	8,822
ROBLOX Corp. Class A (b)	20	1,621
Roche Holding AG	2,561	1,060,928
Roche Holding AG Bearer Shares	116	49,079
Rockwell Automation, Inc.	255	99,213
Rollins, Inc.	2,578	154,732
Roper Technologies, Inc.	1,471	654,786
Ross Stores, Inc.	183	32,966
Royal Caribbean Cruises Ltd.	89	24,824
Royalty Pharma PLC Class A	336	12,983
RPM International, Inc.	74	7,696
RTX Corp.	1,335	244,839
S&P Global, Inc.	146	76,298
Salesforce, Inc.	1,779	471,275
Samsara, Inc. Class A (b)	10	355
Sanofi SA	3,658	355,377
SBA Communications Corp. REIT	36	6,963
Schneider Electric SE	292	80,556
Sempra	578	51,032
ServiceNow, Inc. (b)	2,100	321,699
Shell PLC	18,056	665,442
Sherwin-Williams Co.	618	200,251
Simon Property Group, Inc. REIT	159	29,432
SLB Ltd.	1,884	72,308
Smurfit WestRock PLC (d)	709	27,417
Smurfit WestRock PLC (d)	91	3,514
Snap, Inc. Class A (b)	162	1,307
Snap-on, Inc.	150	51,690
Snowflake, Inc. (b)	20	4,387

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SoFi Technologies, Inc. (b)	206	$5,393
Solventum Corp. (b)	123	9,747
Southern Co.	9,481	826,743
Spotify Technology SA (b)	10	5,807
SS&C Technologies Holdings, Inc.	158	13,812
Starbucks Corp.	569	47,915
State Street Corp. (e)	366	47,218
Steel Dynamics, Inc.	254	43,040
Stellantis NV (a)	19,949	221,663
STERIS PLC	44	11,155
Strategy, Inc. (a) (b)	152	23,096
Stryker Corp.	124	43,582
Sun Communities, Inc. REIT	78	9,665
Super Micro Computer, Inc. (b)	411	12,030
Swiss Re AG	1,875	314,413
Synchrony Financial	567	47,305
Synopsys, Inc. (b)	80	37,578
Sysco Corp.	693	51,067
T. Rowe Price Group, Inc.	747	76,478
Take-Two Interactive Software, Inc. (b)	34	8,705
Tapestry, Inc.	136	17,377
Targa Resources Corp.	125	23,062
Target Corp.	1,039	101,562
Teledyne Technologies, Inc. (b)	698	356,490
Tenaris SA	753	14,601
Teradyne, Inc.	442	85,554
Tesla, Inc. (b)	399	179,438
Texas Instruments, Inc.	2,737	474,842
Texas Pacific Land Corp.	180	51,700
Textron, Inc.	242	21,095
Thermo Fisher Scientific, Inc.	224	129,797
TJX Cos., Inc.	5,868	901,383
T-Mobile U.S., Inc.	3,553	721,401
Toast, Inc. Class A (b)	44	1,562
Tractor Supply Co.	1,432	71,614
Trade Desk, Inc. Class A (b)	52	1,974
Tradeweb Markets, Inc. Class A	34	3,656
Trane Technologies PLC	643	250,256
TransDigm Group, Inc.	10	13,298
TransUnion	86	7,374
Travelers Cos., Inc.	1,520	440,891
Trimble, Inc. (b)	110	8,618
Truist Financial Corp.	2,504	123,222
Twilio, Inc. Class A (b)	54	7,681
Tyler Technologies, Inc. (b)	500	226,975
Tyson Foods, Inc. Class A	4,465	261,738
U.S. Bancorp	2,749	146,687
Uber Technologies, Inc. (b)	5,049	412,554
UDR, Inc. REIT	180	6,602
Ulta Beauty, Inc. (b)	155	93,777
Union Pacific Corp.	1,843	426,323
United Airlines Holdings, Inc. (b)	188	21,022
United Parcel Service, Inc. Class B	1,087	107,820
United Rentals, Inc.	50	40,466
United Therapeutics Corp. (b)	302	147,149
Security Description	Shares	Value
UnitedHealth Group, Inc.	3,660	$1,208,203
Universal Health Services, Inc. Class B	83	18,096
Valero Energy Corp.	932	151,720
Veeva Systems, Inc. Class A (b)	323	72,103
Ventas, Inc. REIT	205	15,863
Veralto Corp.	606	60,467
VeriSign, Inc.	1,191	289,353
Verisk Analytics, Inc.	64	14,316
Verizon Communications, Inc.	22,268	906,976
Vertex Pharmaceuticals, Inc. (b)	1,397	633,344
Vertiv Holdings Co. Class A	60	9,721
VICI Properties, Inc. REIT	1,203	33,828
Visa, Inc. Class A	6,894	2,417,795
Vistra Corp.	136	21,941
Vulcan Materials Co.	56	15,972
W.R. Berkley Corp.	4,369	306,354
Walmart, Inc.	13,867	1,544,922
Walt Disney Co.	1,485	168,948
Warner Bros Discovery, Inc. (b)	3,892	112,167
Waste Connections, Inc.	2,445	428,755
Waste Management, Inc.	2,892	635,401
Waters Corp. (b)	161	61,153
Watsco, Inc.	92	30,999
WEC Energy Group, Inc.	3,254	343,167
Wells Fargo & Co.	4,471	416,697
Welltower, Inc. REIT	1,389	257,812
West Pharmaceutical Services, Inc.	185	50,901
Western Digital Corp.	98	16,882
Westinghouse Air Brake Technologies Corp.	98	20,918
Weyerhaeuser Co. REIT	974	23,074
Williams Cos., Inc.	4,118	247,533
Williams-Sonoma, Inc.	436	77,865
Willis Towers Watson PLC	499	163,971
Workday, Inc. Class A (b)	572	122,854
WP Carey, Inc. REIT	196	12,615
WW Grainger, Inc.	153	154,385
Xcel Energy, Inc.	1,840	135,902
Xylem, Inc.	140	19,065
Yum! Brands, Inc.	2,185	330,547
Zebra Technologies Corp. Class A (b)	34	8,256
Zillow Group, Inc. Class C (b)	44	3,002
Zimmer Biomet Holdings, Inc.	230	20,682
Zoetis, Inc.	1,449	182,313
Zoom Communications, Inc. (b)	523	45,130
Zscaler, Inc. (b)	114	25,641
		121,895,221
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (b)	593	15,920
TOTAL COMMON STOCKS (Cost $133,638,427)		175,194,465

See accompanying notes to Schedule of Investments.

STATE STREET SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0%
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (b) (f) (Cost $0)	61	$—
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (g) (h)	95,663	95,663
State Street Navigator Securities Lending Portfolio II (e) (i)	4,287,847	4,287,847
TOTAL SHORT-TERM INVESTMENTS (Cost $4,383,510)		4,383,510
TOTAL INVESTMENTS — 102.2% (Cost $138,021,937)		179,577,975
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(3,931,885)
NET ASSETS — 100.0%		$175,646,090
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2025.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$175,194,465	$—	$—	$175,194,465
Warrants	—	—	0(a)	0
Short-Term Investments	4,383,510	—	—	4,383,510
TOTAL INVESTMENTS	$179,577,975	$—	$0	$179,577,975
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Corp.	448	$51,972	$2,039	$11,509	$1,958	$2,758	366	$47,218	$376
State Street Institutional U.S. Government Money Market Fund, Class G Shares	349,957	349,957	2,780,496	3,034,790	—	—	95,663	95,663	3,551
State Street Navigator Securities Lending Portfolio II	4,798,169	4,798,169	5,434,152	5,944,474	—	—	4,287,847	4,287,847	3,784
Total		$5,200,098	$8,216,687	$8,990,773	$1,958	$2,758		$4,430,728	$7,711
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 2.0%
APA Group Stapled Security	794,226	$4,750,776
BELGIUM — 1.2%
Warehouses De Pauw CVA REIT	108,016	2,806,131
CANADA — 20.6%
Atco Ltd. Class I	53,073	2,182,933
Bank of Montreal	14,638	1,903,501
Bank of Nova Scotia	33,986	2,509,869
Canadian Imperial Bank of Commerce	21,506	1,952,210
Canadian Natural Resources Ltd.	67,557	2,291,246
Canadian Tire Corp. Ltd. Class A (a)	17,808	2,259,729
Canadian Utilities Ltd. Class A (a)	92,724	2,890,459
Emera, Inc. (a)	60,630	2,991,802
Fortis, Inc. (a)	41,178	2,143,689
Great-West Lifeco, Inc.	46,340	2,288,349
IGM Financial, Inc. (a)	50,049	2,256,815
Keyera Corp.	67,394	2,163,295
Magna International, Inc.	47,487	2,534,834
Pembina Pipeline Corp. (a)	58,144	2,218,019
Power Corp. of Canada (a)	53,625	2,853,871
Quebecor, Inc. Class B	80,120	3,021,852
Rogers Communications, Inc. Class B	67,622	2,555,897
TC Energy Corp. (a)	43,541	2,400,750
TELUS Corp.	245,061	3,234,108
Toronto-Dominion Bank (a)	30,904	2,916,463
		49,569,691
CHINA — 8.1%
Bank of Communications Co. Ltd. Class H	2,656,000	2,200,964
China Merchants Bank Co. Ltd. Class H (a)	329,500	2,235,190
China Resources Land Ltd.	847,500	2,961,650
Far East Horizon Ltd.	3,976,000	4,107,026
Jiangsu Expressway Co. Ltd. Class H (a)	2,406,000	3,088,063
Ping An Insurance Group Co. of China Ltd. Class H (a)	344,500	2,883,558
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,237,200	2,087,845
		19,564,296
FINLAND — 2.2%
Elisa OYJ	50,693	2,246,905
Valmet OYJ (a)	89,136	2,965,749
		5,212,654
FRANCE — 2.5%
Bouygues SA	87,623	4,564,009
Teleperformance SE	21,405	1,554,603
		6,118,612
Security Description	Shares	Value
GERMANY — 2.3%
Allianz SE	4,667	$2,140,393
Deutsche Post AG	62,604	3,435,838
		5,576,231
HONG KONG — 6.1%
CK Infrastructure Holdings Ltd.	270,803	2,004,015
CLP Holdings Ltd.	238,500	2,132,665
Henderson Land Development Co. Ltd. (a)	1,130,883	4,088,527
Power Assets Holdings Ltd.	329,053	2,331,506
Sino Land Co. Ltd.	3,187,264	4,184,986
		14,741,699
ITALY — 5.6%
A2A SpA	803,171	2,178,987
Enel SpA	375,558	3,915,417
ERG SpA (a)	106,675	2,753,754
Hera SpA	475,100	2,243,085
Terna - Rete Elettrica Nazionale (a)	234,184	2,490,190
		13,581,433
JAPAN — 10.7%
Japan Metropolitan Fund Invest REIT	4,520	3,578,628
Japan Real Estate Investment Corp. REIT	2,873	2,399,284
Mitsui Chemicals, Inc.	167,200	2,135,535
Nomura Real Estate Holdings, Inc.	348,900	2,152,453
Ono Pharmaceutical Co. Ltd. (a)	199,800	2,769,246
Takeda Pharmaceutical Co. Ltd. (a)	76,306	2,353,756
Takeuchi Manufacturing Co. Ltd. (a)	50,800	2,187,630
Toyo Tire Corp.	118,900	3,288,344
Yamato Kogyo Co. Ltd.	35,700	2,434,738
Zeon Corp.	209,500	2,391,784
		25,691,398
NORWAY — 1.2%
DNB Bank ASA	106,538	2,973,222
PORTUGAL — 1.6%
EDP SA	857,267	3,941,691
SAUDI ARABIA — 0.6%
Saudi Electricity Co.	378,569	1,418,069
SOUTH KOREA — 3.6%
KT&G Corp.	27,870	2,749,177
LG Corp.	35,171	1,970,289
LG Uplus Corp.	383,116	3,914,802
		8,634,268
SWITZERLAND — 5.9%
Banque Cantonale Vaudoise	16,685	2,114,451
Cembra Money Bank AG	15,903	1,994,274
Helvetia Baloise Holding AG	7,634	2,015,819
Julius Baer Group Ltd.	20,659	1,627,165

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Swiss Life Holding AG	1,868	$2,161,669
Swisscom AG	3,271	2,376,094
Zurich Insurance Group AG	2,601	1,975,742
		14,265,214
TAIWAN — 0.8%
Vanguard International Semiconductor Corp.	647,761	1,898,722
UNITED ARAB EMIRATES — 0.9%
Emirates Telecommunications Group Co. PJSC	456,342	2,278,666
UNITED KINGDOM — 4.6%
IG Group Holdings PLC	112,777	1,994,732
Legal & General Group PLC	995,350	3,506,304
LondonMetric Property PLC REIT	1,112,339	2,838,199
Schroders PLC	520,126	2,847,353
		11,186,588
UNITED STATES — 18.5%
AES Corp.	206,490	2,961,067
Altria Group, Inc.	64,465	3,717,052
Amcor PLC	234,464	1,955,430
Avista Corp.	60,245	2,321,842
Columbia Banking System, Inc.	59,984	1,676,553
CVS Health Corp.	46,941	3,725,238
Deluxe Corp.	100,031	2,233,692
First Interstate BancSystem, Inc. Class A	57,387	1,985,590
Getty Realty Corp. REIT	86,003	2,353,902
HA Sustainable Infrastructure Capital, Inc.	72,843	2,289,455
Highwoods Properties, Inc. REIT	91,437	2,360,903
LTC Properties, Inc. REIT	80,628	2,771,991
LyondellBasell Industries NV Class A	39,036	1,690,259
Northwest Bancshares, Inc.	148,745	1,784,940
Pfizer, Inc.	104,728	2,607,727
Security Description	Shares	Value
Universal Corp.	49,088	$2,589,392
Verizon Communications, Inc.	73,122	2,978,259
Western Union Co. (a)	277,042	2,579,261
		44,582,553
TOTAL COMMON STOCKS (Cost $203,999,753)		238,791,914
SHORT-TERM INVESTMENTS — 5.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (b) (c)	641,367	641,367
State Street Navigator Securities Lending Portfolio II (d) (e)	12,059,885	12,059,885
TOTAL SHORT-TERM INVESTMENTS (Cost $12,701,252)		12,701,252
TOTAL INVESTMENTS — 104.3% (Cost $216,701,005)		251,493,166
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(10,390,593)
NET ASSETS — 100.0%		$241,102,573
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
Abbreviations:
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	10	03/20/2026	$1,441,979	$1,451,050	$9,071
S&P/TSX 60 Index (long)	2	03/19/2026	540,895	543,323	2,428
					$11,499
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$238,791,914	$—	$—	$238,791,914
Short-Term Investments	12,701,252	—	—	12,701,252
TOTAL INVESTMENTS	$251,493,166	$—	$—	$251,493,166
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$11,499	$—	$—	$11,499
TOTAL OTHER FINANCIAL INSTRUMENTS:	$11,499	$—	$—	$11,499

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	614,449	$614,449	$5,744,559	$5,717,641	$—	$—	641,367	$641,367	$4,321
State Street Navigator Securities Lending Portfolio II	12,400,390	12,400,390	29,481,704	29,822,209	—	—	12,059,885	12,059,885	19,078
Total		$13,014,839	$35,226,263	$35,539,850	$—	$—		$12,701,252	$23,399
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.0%
ANZ Group Holdings Ltd. (a)	381,424	$9,243,171
Coles Group Ltd.	323,801	4,629,467
Medibank Pvt Ltd.	1,363,742	4,356,079
National Storage REIT	2,014,806	3,667,954
Steadfast Group Ltd. (a)	853,201	3,004,093
Telstra Group Ltd.	1,552,233	5,040,968
Worley Ltd.	586,607	4,917,117
		34,858,849
BRAZIL — 1.5%
Ambev SA	2,937,700	7,430,361
CANADA — 6.7%
Canadian Apartment Properties REIT	133,200	3,582,772
Fortis, Inc. (a)	100,117	5,212,000
Gibson Energy, Inc. (a)	252,399	4,625,397
Pembina Pipeline Corp. (a)	191,504	7,305,303
Quebecor, Inc. Class B	147,644	5,568,627
SmartCentres Real Estate Investment Trust	124,500	2,338,774
Sun Life Financial, Inc.	77,994	4,875,087
		33,507,960
FINLAND — 0.6%
Huhtamaki OYJ	88,792	3,101,341
FRANCE — 9.1%
Bouygues SA	151,169	7,873,922
Cie Generale des Etablissements Michelin SCA	152,076	5,056,329
Danone SA	51,495	4,643,526
Gecina SA REIT	56,654	5,382,869
Orange SA	490,098	8,173,461
TotalEnergies SE	130,597	8,526,379
Veolia Environnement SA	166,890	5,825,240
		45,481,726
GERMANY — 2.2%
Evonik Industries AG	422,142	6,623,686
Henkel AG & Co. KGaA	58,168	4,440,504
		11,064,190
HONG KONG — 2.3%
CLP Holdings Ltd.	725,000	6,482,945
HKT Trust & HKT Ltd. Stapled Security	3,309,000	4,893,247
		11,376,192
INDIA — 0.7%
ITC Ltd.	729,699	3,271,814
ITALY — 2.9%
Snam SpA	1,222,026	8,117,542
Terna - Rete Elettrica Nazionale (a)	586,725	6,238,926
		14,356,468
Security Description	Shares	Value
JAPAN — 25.6%
Advance Residence Investment Corp. REIT	2,503	$2,737,020
AEON Financial Service Co. Ltd.	338,000	3,741,300
Asahi Kasei Corp.	536,200	4,751,551
Bridgestone Corp. (a)	180,600	4,048,795
Canon, Inc. (a)	140,700	4,158,749
Casio Computer Co. Ltd.	329,700	2,671,339
Electric Power Development Co. Ltd.	234,300	4,728,003
GLP J-Reit	4,751	4,513,215
Hulic Co. Ltd.	398,200	4,355,570
Iida Group Holdings Co. Ltd.	185,800	2,982,970
Isuzu Motors Ltd.	371,700	5,784,951
Japan Metropolitan Fund Invest REIT	6,789	5,375,067
Japan Real Estate Investment Corp. REIT	5,148	4,299,169
Kamigumi Co. Ltd.	101,200	3,266,911
KDDI Corp.	174,700	3,018,756
KDX Realty Investment Corp. REIT	3,854	4,324,977
Kirin Holdings Co. Ltd.	264,700	3,965,138
Kyocera Corp.	263,200	3,688,276
MEIJI Holdings Co. Ltd.	150,700	3,350,598
NH Foods Ltd.	80,900	3,384,231
Nippon Building Fund, Inc. REIT (a)	3,949	3,600,192
Nissui Corp.	502,700	3,668,945
Nomura Real Estate Holdings, Inc.	709,900	4,379,555
Nomura Real Estate Master Fund, Inc. REIT	3,511	3,877,343
NTT, Inc.	3,280,100	3,300,085
Orix JREIT, Inc.	6,270	4,252,136
Sekisui Chemical Co. Ltd.	176,100	2,960,372
Sekisui House Ltd.	197,100	4,398,582
Seven Bank Ltd. (a)	2,150,000	4,184,918
Takeda Pharmaceutical Co. Ltd. (a)	151,700	4,679,381
United Urban Investment Corp. REIT	3,265	3,811,892
USS Co. Ltd.	238,200	2,609,266
Zenkoku Hosho Co. Ltd.	132,400	2,636,259
		127,505,512
KUWAIT — 0.7%
National Bank of Kuwait SAKP	1,001,734	3,306,537
MALAYSIA — 2.8%
Malayan Banking Bhd.	2,849,100	7,357,952
RHB Bank Bhd.	3,422,000	6,501,631
		13,859,583
NETHERLANDS — 1.1%
Koninklijke KPN NV	1,112,251	5,193,784
Magnum Ice Cream Co. NV (b)	14,786	234,180
		5,427,964

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
RUSSIA — 0.0%
Inter RAO UES PJSC (b) (c)	71,668,770	$—
SAUDI ARABIA — 1.0%
Saudi Telecom Co.	413,749	4,741,104
SINGAPORE — 4.9%
CapitaLand Ascendas REIT	4,388,600	9,657,650
CapitaLand Integrated Commercial Trust REIT	3,742,800	6,955,903
Keppel Ltd.	937,300	7,543,589
		24,157,142
SOUTH AFRICA — 4.4%
Bidvest Group Ltd.	298,318	4,275,651
FirstRand Ltd.	1,365,298	7,477,417
Nedbank Group Ltd.	640,891	10,298,349
		22,051,417
SOUTH KOREA — 0.9%
LG Corp.	80,258	4,496,075
SPAIN — 1.6%
Colonial SFL Socimi SA REIT (a)	375,634	2,410,959
Iberdrola SA	252,932	5,485,141
		7,896,100
SWEDEN — 2.6%
Essity AB Class B	159,624	4,591,951
Skandinaviska Enskilda Banken AB Class A	384,834	8,144,348
		12,736,299
SWITZERLAND — 4.3%
Allreal Holding AG	13,458	3,465,361
SGS SA	49,975	5,731,434
Swisscom AG	7,241	5,259,950
Zurich Insurance Group AG	9,458	7,184,379
		21,641,124
TAIWAN — 3.1%
Chang Hwa Commercial Bank Ltd.	4,440,000	2,889,769
Chunghwa Telecom Co. Ltd.	812,000	3,372,512
President Chain Store Corp.	397,000	2,798,666
Shanghai Commercial & Savings Bank Ltd.	2,631,000	3,399,647
Uni-President Enterprises Corp.	1,279,000	3,138,426
		15,599,020
THAILAND — 0.9%
Advanced Info Service PCL NVDR	430,900	4,280,962
UNITED KINGDOM — 8.9%
DCC PLC	88,175	5,491,168
Hiscox Ltd.	254,926	4,879,298
Intertek Group PLC	65,891	4,099,869
Security Description	Shares	Value
Land Securities Group PLC REIT	1,047,662	$8,764,959
Severn Trent PLC	154,955	5,812,894
Smith & Nephew PLC	286,930	4,779,806
Unilever PLC	65,714	4,295,244
United Utilities Group PLC	377,045	6,055,302
		44,178,540
UNITED STATES — 3.5%
Novartis AG	41,091	5,684,536
Sanofi SA	64,445	6,260,867
Shell PLC	155,540	5,732,327
		17,677,730
TOTAL COMMON STOCKS (Cost $441,318,030)		494,004,010
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	234,244	234,244
State Street Navigator Securities Lending Portfolio II (f) (g)	10,459,200	10,459,200
TOTAL SHORT-TERM INVESTMENTS (Cost $10,693,444)		10,693,444
TOTAL INVESTMENTS — 101.4% (Cost $452,011,474)		504,697,454
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(7,086,850)
NET ASSETS — 100.0%		$497,610,604
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$494,004,010	$—	$0(a)	$494,004,010
Short-Term Investments	10,693,444	—	—	10,693,444
TOTAL INVESTMENTS	$504,697,454	$—	$0	$504,697,454
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$8,132,586	$7,898,342	$—	$—	234,244	$234,244	$1,686
State Street Navigator Securities Lending Portfolio II	37,812,479	37,812,479	14,104,091	41,457,370	—	—	10,459,200	10,459,200	27,470
Total		$37,812,479	$22,236,677	$49,355,712	$—	$—		$10,693,444	$29,156
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BELGIUM — 0.1%
Viohalco SA (a)	42,401	$592,595
BRAZIL — 3.4%
Afya Ltd. Class A	11,890	183,225
Alpargatas SA Preference Shares	152,170	331,568
Alupar Investimento SA	96,446	558,814
Anima Holding SA	244,739	147,833
Auren Energia SA	44,932	97,330
Azzas 2154 SA	77,203	354,474
Banco ABC Brasil SA Preference Shares	24,754	107,061
Banco do Estado do Rio Grande do Sul SA Preference Shares	152,931	425,324
Banco Pan SA Preference Shares (b)	162,910	336,537
Bemobi Mobile Tech SA	42,849	177,581
Boa Safra Sementes SA	58,643	96,744
Bradespar SA	43,412	141,412
Bradespar SA Preference Shares	128,942	468,260
BrasilAgro - Co. Brasileira de Propriedades Agricolas	32,854	119,551
Braskem SA Preference Shares (b)	58,482	84,205
Brava Energia (b)	237,222	729,015
C&A Modas SA	78,056	181,759
CI&T, Inc. Class A (b)	19,368	78,828
Cia Brasileira de Aluminio (b)	273,607	358,501
Cia Brasileira de Distribuicao (b)	194,069	134,580
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	145,225	183,660
Cia de Saneamento de Minas Gerais Copasa MG	131,695	1,055,531
Cia De Sanena Do Parana	166,489	1,220,772
Cia Siderurgica Nacional SA (b)	416,448	679,419
Cogna Educacao SA	961,996	554,753
Construtora Tenda SA	57,621	258,255
Cosan SA (b)	843,178	818,597
Cury Construtora e Incorporadora SA	90,044	529,608
CVC Brasil Operadora e Agencia de Viagens SA (b)	191,593	75,522
Cyrela Brazil Realty SA Empreendimentos e Participacoes	145,924	788,771
Dexco SA	357,176	325,905
Dimed SA Distribuidora da Medicamentos	98,152	214,762
Direcional Engenharia SA	228,978	590,021
EcoRodovias Infraestrutura e Logistica SA	121,933	235,867
Even Construtora e Incorporadora SA	84,228	119,585
Ez Tec Empreendimentos e Participacoes SA	32,775	82,121
Fleury SA	123,144	337,088
Fras-Le SA	83,678	368,780
Security Description	Shares	Value
Grendene SA	217,096	$182,242
Grupo SBF SA	68,084	161,023
Hidrovias do Brasil SA (b)	493,403	330,451
Iguatemi SA	144,479	674,178
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	35,881	76,021
Iochpe Maxion SA	99,266	182,781
Irani Papel e Embalagem SA	80,245	127,109
IRB-Brasil Resseguros SA (b)	42,498	416,468
JHSF Participacoes SA	147,799	213,887
JSL SA	73,162	81,043
Kepler Weber SA	84,217	151,229
Lavvi Empreendimentos Imobiliarios SA	79,723	232,488
LOG Commercial Properties e Participacoes SA	50,659	223,723
Log-in Logistica Intermodal SA (b)	5,895	36,351
Lojas Quero-Quero SA (b)	174,784	70,491
LWSA SA (c)	101,070	78,573
M Dias Branco SA	61,566	269,195
Magazine Luiza SA	195,524	318,990
Mahle Metal Leve SA	37,917	236,023
Marcopolo SA Preference Shares	481,176	524,225
Metalurgica Gerdau SA Preference Shares	199,995	328,474
Mills Locacao Servicos e Logistica SA	87,546	223,668
Minerva SA	198,264	208,404
Moura Dubeux Engenharia SA	45,313	226,989
Movida Participacoes SA	117,055	208,487
MRV Engenharia e Participacoes SA (b)	170,559	242,466
Nexa Resources SA	26,676	236,083
Oceanpact Servicos Maritimos SA (b)	104,790	161,590
Odontoprev SA	159,001	324,980
Oncoclinicas do Brasil Servicos Medicos SA (b)	86,000	42,531
Orizon Valorizacao de Residuos SA (b)	48,313	616,460
Pet Center Comercio e Participacoes SA (b)	111,258	88,117
Petroreconcavo SA	99,416	205,372
Plano & Plano Desenvolvimento Imobiliario SA	49,006	122,521
Randoncorp SA Preference Shares	101,785	104,947
Sao Martinho SA	64,757	178,681
Schulz SA Preference Shares	139,271	128,349
Simpar SA	176,672	167,330
SLC Agricola SA	156,825	459,335
Tegma Gestao Logistica SA	48,489	327,316
Tres Tentos Agroindustrial SA	112,750	339,500
Tupy SA	48,164	108,022
Unipar Carbocloro SA Preference Shares	34,794	367,830

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares (b)	306,981	$333,325
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	51,505	201,142
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA (b)	302,978	178,588
Vinci Compass Investments Ltd.	19,253	251,059
Vivara Participacoes SA	71,915	436,234
VTEX Class A (a) (b)	34,355	129,175
Vulcabras SA	56,819	207,896
YDUQS Participacoes SA	83,273	184,941
		25,477,922
BRITISH VIRGIN ISLANDS — 0.0% *
SF Real Estate Investment Trust	639,000	229,871
CAYMAN ISLANDS — 0.0% *
Amax Holding Co. Ltd.	14,000	66,835
CHILE — 0.5%
CAP SA (b)	50,891	418,835
Empresa Nacional de Telecomunicaciones SA	82,171	428,457
Engie Energia Chile SA	445,460	665,540
Inversiones Aguas Metropolitanas SA	391,289	444,509
Inversiones La Construccion SA	22,500	454,230
Ripley Corp. SA	1,060,445	493,422
Salfacorp SA	290,273	386,355
SMU SA	1,574,204	268,701
SONDA SA	336,504	128,021
Vina Concha y Toro SA	292,654	332,718
		4,020,788
CHINA — 22.7%
361 Degrees International Ltd.	707,000	550,449
ABA Chemicals Corp. Class A (b)	102,100	98,444
Abbisko Cayman Ltd. (b)	271,000	452,972
Addsino Co. Ltd. Class A (b)	33,100	156,539
Adicon Holdings Ltd. (a) (b)	141,500	76,899
Aerospace Nanhu Electronic Information Technology Co. Ltd. Class A (b)	15,897	82,720
Agora, Inc. ADR (b)	24,982	101,677
AIM Vaccine Co. Ltd. Class H (b)	417,200	172,058
AInnovation Technology Group Co. Ltd. Class H (b) (c)	180,000	130,661
AK Medical Holdings Ltd. (a) (c)	326,000	238,736
A-Living Smart City Services Co. Ltd. Class H (a) (c)	545,500	159,792
Alpha Group Class A (b)	106,700	135,287
Alphamab Oncology (b) (c)	102,000	128,426
Amoy Diagnostics Co. Ltd. Class A	23,800	69,764
ANE Cayman, Inc. (a)	465,000	706,148
Angelalign Technology, Inc. (a) (c)	26,600	203,682
Security Description	Shares	Value
Anhui Anfu Battery Technology Co. Ltd. Class A	30,700	$194,845
Anhui Golden Seed Winery Co. Ltd. Class A (b)	83,200	115,384
Anhui Huaren Health Pharmaceutical Co. Ltd. Class A	79,700	211,926
Anhui Jinhe Industrial Co. Ltd. Class A	45,300	134,733
Anhui Tatfook Technology Co. Ltd. Class A (b)	35,900	64,291
Anhui Transport Consulting & Design Institute Co. Ltd. Class A	44,548	52,016
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	199,100	168,010
Anhui Xinhua Media Co. Ltd. Class A	136,100	128,301
Antengene Corp. Ltd. (b) (c)	333,000	162,147
Anton Oilfield Services Group	1,158,000	119,021
Antong Holdings Co. Ltd. Class A (b)	433,900	343,144
Anyang Iron & Steel, Inc. Class A (b)	516,300	166,430
Aoshikang Technology Co. Ltd. Class A	14,500	88,787
Aotecar New Energy Technology Group Co. Ltd. Class A	115,300	49,226
Appotronics Corp. Ltd. Class A	18,053	48,030
Archermind Technology Co. Ltd. Class A (b)	13,260	87,330
Arcplus Group PLC Class A	45,800	142,388
Arctech Solar Holding Co. Ltd. Class A	14,546	87,756
AsiaInfo Technologies Ltd. (a) (c)	217,800	211,546
ATRenew, Inc. ADR (b)	72,023	381,711
AUCMA Co. Ltd. Class A	80,400	94,684
Autostreets Development Ltd. (b)	526,200	180,504
Bafang Electric Suzhou Co. Ltd. Class A	7,312	32,035
Bairong, Inc. (b) (c)	192,865	287,433
Baowu Magnesium Technology Co. Ltd. Class A	65,720	144,058
Baoxiniao Holding Co. Ltd. Class A	72,000	39,714
Baozun, Inc. ADR (b)	43,148	114,774
Bear Electric Appliance Co. Ltd. Class A	11,545	69,849
Beauty Farm Medical & Health Industry, Inc. (a)	39,000	136,288
Beijing Aerospace Changfeng Co. Ltd. Class A (b)	61,400	185,081
Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	36,200	155,796
Beijing Baination Pictures Co. Ltd. Class A (b)	83,900	90,031
Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	9,500	43,186

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A (b)	114,800	$103,123
Beijing Caishikou Department Store Co. Ltd. Class A	62,200	145,877
Beijing Capital Development Co. Ltd. Class A (b)	113,300	107,295
Beijing Capital International Airport Co. Ltd. Class H (a) (b)	1,220,000	432,607
Beijing Changjiu Logistics Corp. Class A	6,500	7,124
Beijing China Sciences Runyu Environmental Technology Co. Ltd. Class A	146,300	123,874
Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H (a)	177,750	339,354
Beijing CTJ Information Technology Co. Ltd. Class A	35,200	124,663
Beijing Cuiwei Tower Co. Ltd. Class A (b)	78,900	190,017
Beijing eGOVA Co. Ltd. Class A (b)	43,380	95,337
Beijing Electronic Zone High-tech Group Co. Ltd. Class A (b)	147,400	115,936
Beijing Gehua CATV Network Co. Ltd. Class A	151,900	158,865
Beijing GeoEnviron Engineering & Technology, Inc. Class A	190,900	211,140
Beijing Global Safety Technology Co. Ltd. Class A (b)	18,800	64,454
Beijing Jingyi Automation Equipment Co. Ltd. Class A	7,509	105,761
Beijing Jingyuntong Technology Co. Ltd. Class A (b)	135,000	75,624
Beijing Join-Cheer Software Co. Ltd. Class A (b)	138,400	158,427
Beijing Leike Defense Technology Co. Ltd. Class A (b)	253,500	455,795
Beijing Orient Landscape & Environment Co. Ltd. Class A (b)	241,800	77,945
Beijing Oriental Jicheng Co. Ltd. Class A	9,400	36,779
Beijing Philisense Technology Co. Ltd. Class A (b)	111,300	77,974
Beijing Relpow Technology Co. Ltd. Class A (b)	20,700	88,257
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	64,200	149,464
Beijing Sifang Automation Co. Ltd. Class A	61,900	266,757
Beijing Sinohytec Co. Ltd. Class A (b)	40,419	156,118
Beijing Strong Biotechnologies, Inc. Class A	41,700	78,084
Beijing Sun-Novo Pharmaceutical Research Co. Ltd. Class A	2,175	19,366
Security Description	Shares	Value
Beijing SuperMap Software Co. Ltd. Class A (b)	30,700	$79,873
Beijing UBOX Online Technology Corp. Class H (b)	671,500	211,367
Beijing UniStrong Science & Technology Co. Ltd. Class A (b)	30,800	55,555
Beijing Urban Construction Investment & Development Co. Ltd. Class A	198,500	144,184
Beijing Wandong Medical Technology Co. Ltd. Class A	55,300	123,436
Beijing Watertek Information Technology Co. Ltd. Class A (b)	196,600	168,435
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	5,900	46,008
Beisen Holding Ltd. (b)	188,600	175,915
Bengang Steel Plates Co. Ltd. Class A (b)	395,600	189,867
Bestlink Technologies Co. Ltd. Class A (b)	44,338	109,829
Bestore Co. Ltd. Class A	29,500	49,491
Bestway Marine & Energy Technology Co. Ltd. Class A (b)	112,700	127,394
Beyondsoft Corp. Class A	31,900	60,281
BGM Group Ltd. (a) (b)	44,087	162,681
Binjiang Service Group Co. Ltd.	75,784	231,339
Biocytogen Pharmaceuticals Beijing Co. Ltd. Class H (b)	51,500	233,565
Bio-Thera Solutions Ltd. Class A (b)	29,844	98,939
Black Sesame International Holding Ltd. (a) (b)	474,300	1,174,858
Blue Sail Medical Co. Ltd. Class A (b)	231,500	185,732
BMC Medical Co. Ltd. Class A	7,640	93,815
BOE HC SemiTek Corp. (b)	160,500	183,496
Bomin Electronics Co. Ltd. Class A (b)	87,000	158,296
Bona Film Group Co. Ltd. Class A (b)	89,000	96,906
Boyaa Interactive International Ltd. (a)	391,000	171,802
Breton Technology Co. Ltd. Class H (a) (b)	70,800	248,143
Bright Real Estate Group Co. Ltd. Class A (b)	309,200	172,320
Brii Biosciences Ltd. (b)	581,500	105,340
Brite Semiconductor Shanghai Co. Ltd. Class A	4,818	70,393
Broncus Holding Corp. (b)	459,000	140,351
Bros Eastern Co. Ltd. Class A	150,000	124,428
Business-intelligence of Oriental Nations Corp. Ltd. Class A (b)	80,100	117,282
C&D Property Management Group Co. Ltd.	298,293	103,474
C&S Paper Co. Ltd. Class A	155,600	190,823

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
C*Core Technology Co. Ltd. Class A (b)	27,035	$117,553
Canaan, Inc. ADR (b)	184,504	127,308
Canggang Railway Ltd. (a)	760,000	80,067
Cango, Inc. Class A (a) (b)	98,224	147,336
Cangzhou Mingzhu Plastic Co. Ltd. Class A	59,700	40,798
Capitalonline Data Service Co. Ltd. Class A (b)	25,700	84,059
CARsgen Therapeutics Holdings Ltd. (b) (c)	217,500	414,964
CATARC Automotive Proving Ground Co. Ltd. Class A	136,700	134,155
CCS Supply Chain Management Co. Ltd. Class A	137,100	68,747
CECEP Techand Ecology & Environment Co. Ltd. Class A (b)	458,400	116,243
Center International Group Co. Ltd. Class A	35,200	70,148
Central China Land Media Co. Ltd. Class A	58,700	98,899
Central China Management Co. Ltd. (b)	49,616	1,033
CGN New Energy Holdings Co. Ltd.	1,406,000	449,790
Chacha Food Co. Ltd. Class A	34,600	107,172
Chaince Digital Holdings, Inc. (a) (b)	28,170	140,005
Changbai Mountain Tourism Co. Ltd. Class A	11,100	71,801
Changchun Faway Automobile Components Co. Ltd. Class A	121,500	174,070
Changchun UP Optotech Co. Ltd. Class A	19,700	164,798
Changhong Meiling Co. Ltd. Class A	60,700	56,961
Changjiang Publishing & Media Co. Ltd. Class A	82,700	105,212
Changzheng Engineering Technology Co. Ltd. Class A	14,500	80,498
Changzhou Fusion New Material Co. Ltd. Class A	9,081	79,362
Chaoju Eye Care Holdings Ltd.	244,000	86,208
Cheng De Lolo Co. Ltd. Class A	47,100	57,357
Chengdu B-Ray Media Co. Ltd. Class A	134,200	94,979
Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	80,100	127,495
Chengdu Gas Group Co. Ltd. Class A	16,100	22,143
Chengdu Guoguang Electric Co. Ltd. Class A	6,494	93,726
Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,500	94,749
Chengdu Kanghua Biological Products Co. Ltd. Class A	13,200	136,653
Security Description	Shares	Value
Chengdu Leejun Industrial Co. Ltd. Class A	48,200	$80,725
Chengdu RML Technology Co. Ltd. Class A	24,640	184,272
Chengdu Spaceon Electronics Co. Ltd. Class A	51,800	165,865
Chengdu Xuguang Electronics Co. Ltd. Class A	83,400	192,610
Chengzhi Co. Ltd. Class A	68,600	77,839
Chervon Holdings Ltd. (a)	113,008	284,861
China Agriculture Development Seed Group Co. Ltd. Class A (b)	72,100	66,523
China Aluminum International Engineering Corp. Ltd. Class A (b)	276,500	209,555
China Animal Husbandry Industry Co. Ltd. Class A	29,300	33,036
China Bester Group Telecom Co. Ltd. Class A	34,300	104,670
China BlueChemical Ltd. Class H	1,558,000	484,404
China CAMC Engineering Co. Ltd. Class A	128,700	167,237
China Chunlai Education Group Co. Ltd.	231,000	105,357
China CYTS Tours Holding Co. Ltd. Class A	88,800	125,695
China Dongxiang Group Co. Ltd.	1,404,000	79,368
China Education Group Holdings Ltd. (a)	618,995	246,532
China Electronics Huada Technology Co. Ltd.	450,000	74,581
China Express Airlines Co. Ltd. Class A (b)	57,700	91,345
China Foods Ltd.	536,000	298,868
China Forestry Holdings Co. Ltd. (b) (d)	1,642,000	—
China Fortune Land Development Co. Ltd. Class A (b)	379,600	119,102
China Haisum Engineering Co. Ltd. Class A	38,100	56,113
China High Speed Railway Technology Co. Ltd. Class A (b)	284,800	116,287
China Lesso Group Holdings Ltd.	963,000	574,076
China Lilang Ltd.	339,000	145,905
China Meidong Auto Holdings Ltd.	306,000	49,929
China Modern Dairy Holdings Ltd. (a)	1,356,000	282,228
China National Accord Medicines Corp. Ltd. Class A	45,800	161,154
China National Gold Group Gold Jewellery Co. Ltd. Class A	59,300	69,240
China Oriental Group Co. Ltd.	444,000	74,727
China Overseas Grand Oceans Group Ltd. (a)	1,043,000	265,323
China Publishing & Media Co. Ltd. Class A	145,800	134,730
China Qidian Guofeng Holdings Ltd. (b)	380,000	160,134

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
China Qinfa Group Ltd.	688,000	$237,775
China Railway Tielong Container Logistics Co. Ltd. Class A	143,500	132,399
China Reform Health Management & Services Group Co. Ltd. Class A (b)	74,300	94,526
China Renaissance Holdings Ltd. (b) (c)	391,000	207,468
China Resource & Environment Co. Ltd. Class A (b)	79,700	46,587
China Resources Building Materials Technology Holdings Ltd. (a)	1,186,000	236,179
China Resources Medical Holdings Co. Ltd. (a)	807,500	333,022
China Risun Group Ltd. (a)	1,219,000	353,946
China Sanjiang Fine Chemicals Co. Ltd. (b)	338,097	133,788
China Security Co. Ltd. Class A (b)	125,100	67,569
China Shineway Pharmaceutical Group Ltd.	271,138	299,581
China Sports Industry Group Co. Ltd. Class A	100,700	125,948
China Testing & Certification International Group Co. Ltd. Class A	52,322	45,576
China Tianying, Inc. Class A	216,600	171,295
China Travel International Investment Hong Kong Ltd. (a) (b)	1,710,000	283,407
China Union Holdings Ltd. Class A (b)	290,300	274,498
China Water Affairs Group Ltd. (a)	463,357	309,559
China West Construction Group Co. Ltd. Class A	47,800	41,911
China XLX Fertiliser Ltd.	603,118	697,381
China Yongda Automobiles Services Holdings Ltd.	659,500	149,126
China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	52,500	67,694
Chipsea Technologies Shenzhen Corp. Ltd. Class A (b)	19,839	93,227
Chlitina Holding Ltd.	33,569	107,906
Chongqing Baiya Sanitary Products Co. Ltd. Class A	42,500	132,981
Chongqing Chuanyi Automation Co. Ltd. Class A	33,020	108,806
Chongqing Construction Engineering Group Corp. Ltd. Class A (b)	333,500	151,462
Chongqing Department Store Co. Ltd. Class A	19,600	73,009
Chongqing Gas Group Corp. Ltd. Class A	166,300	130,801
Chongqing Genrix Biopharmaceutical Co. Ltd. Class A (b)	30,000	117,078
Security Description	Shares	Value
Chongqing Hongjiu Fruit Co. Ltd. Class H (b) (d)	248,300	$13,877
Chongqing Machinery & Electric Co. Ltd. Class H	1,454,000	339,986
Chongqing Road & Bridge Co. Ltd. Class A	125,600	112,645
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	169,600	158,910
Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	44,020	89,428
Chow Tai Seng Jewellery Co. Ltd. Class A	80,300	140,123
Chutian Dragon Co. Ltd. Class A	24,600	72,884
Chuzhou Duoli Automotive Technology Co. Ltd. Class A	52,271	240,239
CIG Shanghai Co. Ltd. Class A	16,300	313,812
CIMC Enric Holdings Ltd.	370,000	449,219
CIMC Vehicles Group Co. Ltd. Class A	97,100	127,288
Cinda Real Estate Co. Ltd. Class A (b)	198,500	98,113
CITIC Guoan Information Industry Co. Ltd. Class A (b)	370,300	140,057
CITIC Niya Wine Co. Ltd. Class A (b)	111,700	84,016
CITIC Telecom International Holdings Ltd.	1,253,287	397,716
CMST Development Co. Ltd. Class A	120,300	96,861
CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	100,700	118,879
CoCreation Grass Co. Ltd. Class A	31,200	159,532
COFCO Joycome Foods Ltd. (a) (b)	1,811,236	363,015
COFCO Technology & Industry Co. Ltd. Class A	24,800	38,941
Cofoe Medical Technology Co. Ltd. Class A	10,900	69,757
Consun Pharmaceutical Group Ltd.	347,000	697,254
COSCO SHIPPING International Hong Kong Co. Ltd.	420,000	334,014
Cosonic Intelligent Technologies Co. Ltd. Class A	32,900	76,877
Country Garden Holdings Co. Ltd. (a) (b)	12,112,000	645,787
CPT Technology Group Co. Ltd. Class A (b)	199,000	139,130
CQ Pharmaceutical Holding Co. Ltd. Class A	66,300	55,282
Crystal Clear Electronic Material Co. Ltd. Class A	53,110	122,732
CSG Holding Co. Ltd. Class A	186,500	118,367
CSG Holding Co. Ltd. Class B	625,500	137,420
CSG Smart Science&Technology Co. Ltd. Class A (b)	42,400	66,455

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
CSSC Hong Kong Shipping Co. Ltd. (a)	976,321	$263,413
CStone Pharmaceuticals (a) (b) (c)	671,500	454,655
CTS International Logistics Corp. Ltd. Class A	46,000	40,201
Cybrid Technologies, Inc. Class A (b)	36,400	74,521
Daan Gene Co. Ltd. Class A (b)	41,500	35,436
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	104,100	114,093
Dalipal Holdings Ltd. (a) (b)	458,000	427,784
Daqo New Energy Corp. ADR (b)	30,620	903,290
Datang Huayin Electric Power Co. Ltd. Class A (b)	201,100	169,409
Datang Telecom Technology Co. Ltd. Class A (b)	85,500	118,206
Dawei Technology Guangdong Group Co. Ltd. Class A (b)	70,400	72,216
Dazhong Transportation Group Co. Ltd. Class A	120,400	94,182
De Rucci Healthy Sleep Co. Ltd. Class A	27,750	103,208
DeHua TB New Decoration Materials Co. Ltd. Class A	45,700	94,347
Dezhan Healthcare Co. Ltd. Class A (b)	203,900	112,175
Digital China Information Service Group Co. Ltd. Class A (b)	103,600	245,644
DingDong Cayman Ltd. ADR (a) (b)	97,416	242,566
Dmall, Inc. (b)	205,700	190,544
Dongfang Electronics Co. Ltd. Class A	67,500	114,693
Dongguan Aohai Technology Co. Ltd. Class A	17,800	111,468
Dongguan Development Holdings Co. Ltd. Class A	62,800	96,810
Dongguan Yutong Optical Technology Co. Ltd. Class A	34,400	147,409
Donghua Testing Technology Co. Ltd. Class A	7,800	50,846
DouYu International Holdings Ltd. ADR	14,807	100,688
DPC Dash Ltd. (a) (b)	42,800	393,990
DR Corp. Ltd. Class A	20,103	83,149
Dynagreen Environmental Protection Group Co. Ltd. Class H	568,058	378,778
Easou Technology Holdings Ltd. (b)	320,500	127,648
Eastern Communications Co. Ltd. Class A	54,200	128,124
Eastern Communications Co. Ltd. Class B	174,600	82,062
ECARX Holdings, Inc. Class A (b)	92,674	159,399
E-Commodities Holdings Ltd.	1,174,000	138,765
Edan Instruments, Inc. Class A	52,600	96,384
Security Description	Shares	Value
Edifier Technology Co. Ltd. Class A	73,500	$126,994
EEKA Fashion Holdings Ltd. (a)	264,604	257,346
EFORT Intelligent Robot Co. Ltd. (b)	23,773	80,924
EHang Holdings Ltd. ADR (a) (b)	31,868	420,020
EIT Environmental Development Group Co. Ltd. Class A	21,200	69,189
EmbedWay Technologies Shanghai Corp. Class A	25,200	98,490
Emdoor Information Co. Ltd. Class A	17,300	111,063
Emei Shan Tourism Co. Ltd. Class A	67,100	126,126
Era Co. Ltd. Class A	69,500	43,015
EVA Precision Industrial Holdings Ltd.	691,189	73,706
Ever Sunshine Services Group Ltd.	514,000	112,923
Evergrande Property Services Group Ltd. (b) (c)	3,469,500	508,156
Fangda Special Steel Technology Co. Ltd. Class A	160,600	135,522
Far East Smarter Energy Co. Ltd. Class A (b)	203,500	234,697
FAWER Automotive Parts Co. Ltd. Class A	123,100	101,232
Fengzhushou Co. Ltd. Class A	15,700	79,715
FESCO Group Co. Ltd. Class A	21,000	55,178
FIH Mobile Ltd. (a) (b)	174,519	436,998
Financial Street Holdings Co. Ltd. Class A (b)	436,000	171,778
First Tractor Co. Ltd. Class A	16,900	34,309
First Tractor Co. Ltd. Class H (a)	294,000	315,776
Flaircomm Microelectronics, Inc. Class A	4,100	76,250
Focus Lightings Tech Co. Ltd. Class A	60,360	76,791
Focused Photonics Hangzhou, Inc. Class A	40,600	92,252
Focuslight Technologies, Inc. Class A (b)	4,580	114,875
Foshan Blue Rocket Electronics Co. Ltd. Class A	9,000	26,033
Foshan Nationstar Optoelectronics Co. Ltd. Class A	75,100	91,024
Fu Shou Yuan International Group Ltd. (a)	1,106,000	399,288
Fujian Apex Software Co. Ltd. Class A	17,000	87,948
Fujian Boss Software Development Co. Ltd. Class A	60,092	121,390
Fujian Expressway Development Co. Ltd. Class A	280,000	165,675
Fujian Furi Electronics Co. Ltd. Class A	19,100	36,504
Fujian Fuxin Software Development JSC Ltd. Class A	7,776	99,451

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Fujian Snowman Group Co. Ltd. Class A (b)	58,600	$156,156
Fujian Start Group Co. Ltd. Class A (b)	201,600	132,861
Fujian Tianma Science & Technology Group Co. Ltd. Class A (b)	72,300	172,568
Fujian Yongfu Power Engineering Co. Ltd. Class A	43,300	163,338
Fuling Technology Co. Ltd. Class A	36,800	68,117
Funshine Culture Group Co. Ltd. Class A	20,720	79,556
Fushun Special Steel Co. Ltd. Class A	163,600	136,881
Gansu Energy Chemical Co. Ltd. Class A	222,000	73,470
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (b)	852,600	201,547
Gaotu Techedu, Inc. ADR (a) (b)	84,442	195,905
GemPharmatech Co. Ltd. Class A	51,444	113,207
Genertec Universal Medical Group Co. Ltd. (c)	928,136	709,502
Genimous Technology Co. Ltd. Class A (b)	93,260	115,307
GHT Co. Ltd. Class A	12,900	42,914
Giantec Semiconductor Corp. Class A	12,527	225,380
GKHT Medical Technology Co. Ltd. Class A	83,400	139,559
GL-Carlink Technology Holding Ltd. (b)	93,500	87,932
Global New Material International Holdings Ltd. (a) (b)	422,000	560,606
Globe Jiangsu Co. Ltd. Class A (b)	44,500	108,701
Goldenmax International Group Ltd. Class A	41,900	100,309
GoodWe Technologies Co. Ltd. Class A (b)	17,897	159,305
Gosuncn Technology Group Co. Ltd. Class A (b)	94,300	82,412
Greattown Holdings Ltd. Class A (b)	254,200	151,501
Greentown Management Holdings Co. Ltd. (a) (c)	676,904	240,897
GRG Metrology & Test Group Co. Ltd. Class A	66,900	210,957
Guangdong Advertising Group Co. Ltd. Class A	121,600	154,527
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	88,800	53,306
Guangdong Chj Industry Co. Ltd. Class A	93,200	166,907
Guangdong Deerma Technology Co. Ltd. Class A	82,000	109,726
Guangdong Dongpeng Holdings Co. Ltd. Class A	72,000	67,565
Security Description	Shares	Value
Guangdong Ellington Electronics Technology Co. Ltd. Class A	103,501	$162,518
Guangdong Golden Dragon Development, Inc. Class A (b)	41,400	71,294
Guangdong Guanghua Sci-Tech Co. Ltd. Class A (b)	24,200	69,549
Guangdong Guangzhou Daily Media Co. Ltd. Class A	125,300	154,741
Guangdong Hong Kong Greater Bay Area Holdings Ltd. (b)	280,000	175,191
Guangdong Hongtu Technology Holdings Co. Ltd. Class A	46,900	82,781
Guangdong Huate Gas Co. Ltd. Class A	12,127	99,710
Guangdong Jia Yuan Technology Shares Co. Ltd. Class A (b)	16,285	95,611
Guangdong Lingxiao Pump Industry Co. Ltd. Class A	12,500	31,680
Guangdong Mingyang Electric Co. Ltd. Class A	27,500	163,937
Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A (b)	38,400	67,943
Guangdong Shaoneng Group Co. Ltd. Class A	147,100	99,051
Guangdong Shirongzhaoye Co. Ltd. Class A	77,800	64,425
Guangdong Shunkong Development Co. Ltd. Class A	53,600	122,329
Guangdong Sirio Pharma Co. Ltd. Class A	36,584	135,540
Guangdong South New Media Co. Ltd. Class A	9,200	55,899
Guangdong Tapai Group Co. Ltd. Class A	71,000	91,650
Guangdong TCL Smart Home Appliances Co. Ltd. (b)	107,300	159,568
Guangdong Vanward New Electric Co. Ltd. Class A	74,800	109,415
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	50,700	103,580
Guangdong Yowant Technology Group Co. Ltd. Class A (b)	82,200	75,252
Guangxi Energy Co. Ltd. Class A	96,300	52,565
Guangxi Oriental Intelligent Manufacturing Technology Co. Ltd. Class A (b)	143,700	91,203
Guangxi Radio & Television Information Network Corp. Ltd. Class A (b)	208,500	126,057
Guangxi Wuzhou Communications Co. Ltd. Class A	229,400	128,833
GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A (b)	51,400	132,404
Guangzhou Great Power Energy & Technology Co. Ltd. Class A (b)	23,500	179,180
Guangzhou Guangri Stock Co. Ltd. Class A	67,800	89,850

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Guangzhou Haoyang Electronic Co. Ltd. Class A	10,050	$58,573
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	28,500	115,797
Guangzhou Lingnan Group Holdings Co. Ltd. Class A	64,500	110,797
Guangzhou Metro Design & Research Institute Co. Ltd. Class A	18,200	36,948
Guangzhou Sie Consulting Co. Ltd. Class A	20,900	68,779
Guangzhou Wondfo Biotech Co. Ltd. Class A	33,000	93,375
Guilin Layn Natural Ingredients Corp. Class A	77,900	94,307
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	43,900	88,681
Guiyang Longmaster Information & Technology Co. Ltd. Class A	69,500	134,022
Guizhou Broadcasting & TV Information Network Co. Ltd. Class A (b)	94,000	135,210
Guizhou Gas Group Corp. Ltd. Class A	128,300	121,500
Guizhou Panjiang Refined Coal Co. Ltd. Class A	177,900	118,771
Guizhou Qianyuan Power Co. Ltd. Class A	26,600	69,244
Guizhou Sanli Pharmaceutical Co. Ltd. Class A	61,800	103,591
Guizhou Tyre Co. Ltd. Class A	98,100	72,803
Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	17,606	162,945
GuoChuang Software Co. Ltd. Class A (b)	40,800	203,943
Guoguang Electric Co. Ltd. Class A (b)	24,900	50,549
Guoquan Food Shanghai Co. Ltd. Class H	993,600	457,004
Guotai Epoint Software Co. Ltd. Class A	40,624	144,455
Haichang Ocean Park Holdings Ltd. (a) (b) (c)	3,197,000	186,887
Haima Automobile Co. Ltd. Class A (b)	178,700	208,912
Hainan Development Holdings Nanhai Co. Ltd. Class A (b)	129,600	442,648
Hainan Drinda New Energy Technology Co. Ltd. Class A (b)	12,400	97,016
Hainan Haide Capital Management Co. Ltd. Class A (b)	187,290	172,265
Hainan Haiqi Transportation Group Co. Ltd. Class A (b)	31,000	120,581
Hainan Haiyao Co. Ltd. Class A (b)	170,000	174,142
Hainan Meilan International Airport Co. Ltd. Class H (a) (b)	154,000	211,704
Haining China Leather Market Co. Ltd. Class A	235,400	159,857
Security Description	Shares	Value
Haitong UniTrust International Leasing Co. Ltd. Class H (c)	1,438,000	$144,105
Halo Microelectronics Co. Ltd. Class A (b)	15,481	32,603
Hangxiao Steel Structure Co. Ltd. Class A	225,400	95,909
Hangzhou Dptech Technologies Co. Ltd. Class A	46,350	123,048
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A (b)	26,100	69,214
Hangzhou Greenda Electronic Materials Co. Ltd. Class A	22,600	102,251
Hangzhou Haoyue Personal Care Co. Ltd. Class A	15,260	67,555
Hangzhou Heatwell Electric Heating Technology Co. Ltd. Class A	16,600	51,941
Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	13,935	162,849
Hangzhou Huaxing Chuangye Communication Technology Co. Ltd. Class A (b)	78,500	64,780
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (c)	155,000	219,053
Hangzhou Sunrise Technology Co. Ltd. Class A	41,400	103,145
Hangzhou Weiguang Electronic Co. Ltd. Class A	34,400	174,515
Hangzhou Zhongheng Electric Co. Ltd. Class A	10,341	39,172
Harbin Fuerjia Technology Co. Ltd. Class A	38,808	131,715
Harbin Gloria Pharmaceuticals Co. Ltd. Class A (b)	324,800	142,857
HBIS Resources Co. Ltd. Class A	28,300	85,833
HBM Holdings Ltd. (b) (c)	384,842	601,231
Health & Happiness H&H International Holdings Ltd. (a)	162,500	273,913
HealthyWay, Inc. (a) (b)	220,500	123,798
Hebei Huatong Wires & Cables Group Co. Ltd. Class A	23,100	114,971
Hefei Chipmore Technology Co. Ltd. Class A	48,083	86,867
Hefei Jianghang Aircraft Equipment Co. Ltd. Class A	33,418	62,432
Hefei Urban Construction Development Co. Ltd. Class A (b)	33,200	58,885
HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	67,600	86,486
Hello Group, Inc. ADR	98,623	645,981
Henan Dayou Energy Co. Ltd. Class A (b)	50,600	50,600
Henan Lantian Gas Co. Ltd. Class A	120,900	133,718
Henan Liliang Diamond Co. Ltd. Class A	24,500	125,800

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Henan Lingrui Pharmaceutical Co. Class A	37,500	$111,265
Henan Yicheng New Energy Co. Ltd. Class A (b)	206,000	143,434
Henan Yuguang Gold & Lead Co. Ltd. Class A	66,800	112,451
Henan Yuneng Holdings Co. Ltd. Class A (b)	221,400	164,941
Henan Zhongyuan Expressway Co. Ltd. Class A	61,800	37,718
Hengdian Group Tospo Lighting Co. Ltd. Class A	61,300	113,204
Hengtong Logistics Co. Ltd. Class A	91,700	122,180
Hexing Electrical Co. Ltd. Class A	19,100	99,605
Hicon Network Technology Shandong Co. Ltd. Class A	37,900	135,149
Hiecise Precision Equipment Co. Ltd. Class A	23,100	125,992
High Templar Tech Ltd. ADR (a) (b)	109,507	388,750
HighTide Therapeutics, Inc. (b)	271,000	102,711
HIIG Trinity Anhui Technology Co. Ltd. (b)	10,900	38,416
Hitevision Co. Ltd. Class A	35,900	155,688
HitGen, Inc. Class A	46,526	156,310
Hongbo Co. Ltd. Class A (b)	50,500	111,781
Hongli Zhihui Group Co. Ltd. Class A	106,700	110,217
Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou (b)	212,900	114,991
Hongrun Construction Group Co. Ltd. Class A	60,700	80,441
Hongyuan Green Energy Co. Ltd. Class A (b)	24,800	108,368
Hopson Development Holdings Ltd. (b)	570,400	219,117
Horizon Construction Development Ltd.	893,000	122,761
Hsino Tower Group Co. Ltd. Class A	246,000	146,262
Hua Medicine (b) (c)	367,500	145,423
Huabao Flavours & Fragrances Co. Ltd. Class A	38,900	103,548
Huachangda Intelligent Equipment Group Co. Ltd. Class A (b)	194,500	169,980
Huaihe Energy Group Co. Ltd. Class A (b)	169,800	82,711
Hualan Biological Vaccine, Inc. Class A	49,200	131,318
Huangshan Novel Co. Ltd. Class A	15,900	27,153
Huangshan Tourism Development Co. Ltd. Class B	250,861	177,359
Huatu Cendes Co. Ltd. Class A	14,340	152,646
Huayi Brothers Media Corp. Class A (b)	292,900	91,060
Security Description	Shares	Value
Hubei Broadcasting & Television Information Network Co. Ltd. Class A (b)	142,300	$118,652
Hubei Century Network Technology Co. Ltd. Class A (b)	24,900	43,450
Hubei Chutian Smart Communication Co. Ltd. Class A	343,300	190,833
HuBei NengTer Technology Co. Ltd. Class A (b)	342,800	163,543
Hubei Tech Semiconductors Co. Ltd. Class A	7,600	37,783
Hubei Wanrun New Energy Technology Co. Ltd. Class A (b)	27,933	301,743
Hubei Zhenhua Chemical Co. Ltd. Class A	31,500	130,017
Hui Lyu Ecological Technology Groups Co. Ltd. Class A	15,000	47,063
Huitongda Network Co. Ltd. Class H (b) (c)	48,500	61,377
Hunan Corun New Energy Co. Ltd. Class A (b)	183,600	181,234
Hunan Jiudian Pharmaceutical Co. Ltd. Class A	34,180	73,355
Hunan Kaimeite Gases Co. Ltd. Class A (b)	34,800	105,797
Hunan New Wellful Co. Ltd. Class A (b)	91,400	77,127
Hunan Silver Co. Ltd. Class A (b)	234,200	232,188
Hunan TV & Broadcast Intermediary Co. Ltd. Class A	113,000	166,425
Hunan Zhongke Electric Co. Ltd. Class A	79,500	242,488
HUYA, Inc. ADR (a)	58,714	169,096
Hwa Create Co. Ltd. Class A (b)	25,500	105,618
Hygeia Healthcare Holdings Co. Ltd. (a) (b) (c)	199,800	318,817
Hymson Laser Technology Group Co. Ltd. Class A (b)	18,875	129,963
HyUnion Holding Co. Ltd. Class A (b)	58,900	76,452
ImmuneOnco Biopharmaceuticals Shanghai Class H (b)	193,400	144,861
IMotion Automotive Technology Suzhou Co. Ltd. Class H (a) (b)	266,800	214,235
Infotmic Co. Ltd. Class A (b)	92,700	98,013
Inkeverse Group Ltd. (b)	1,299,494	183,650
Inmyshow Digital Technology Group Co. Ltd. Class A	149,000	129,575
Inner Mongolia Furui Medical Science Co. Ltd. Class A (b)	17,700	178,548
Inner Mongolia Xinhua Distribution Group Co. Ltd. Class A	14,800	26,186
Innuovo Technology Co. Ltd. Class A	50,900	72,704
Insigma Technology Co. Ltd. Class A (b)	63,600	90,298

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
IReader Technology Co. Ltd. Class A	32,000	$101,410
Jacobio Pharmaceuticals Group Co. Ltd. (a) (b) (c)	296,700	242,819
Jadard Technology, Inc. Class A	35,264	106,955
Jade Bird Fire Co. Ltd. Class A	28,080	42,281
Jangho Group Co. Ltd. Class A	103,500	120,998
JC Finance & Tax Interconnect Holdings Ltd. Class A (b)	81,200	125,407
Jiangsu Ankura Intelligent Power Co. Ltd. Class A	9,100	41,589
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	138,600	140,587
Jiangsu Boqian New Materials Stock Co. Ltd. Class A	25,900	242,675
Jiangsu Cai Qin Technology Co. Ltd. Class A	34,852	147,398
Jiangsu Dagang Co. Ltd. Class A (b)	45,500	96,933
Jiangsu Etern Co. Ltd. Class A	153,500	551,988
Jiangsu General Science Technology Co. Ltd. Class A (b)	78,100	53,932
Jiangsu Gian Technology Co. Ltd. Class A	10,900	73,646
Jiangsu Guomao Reducer Co. Ltd. Class A	53,400	140,845
Jiangsu Guotai International Group Co. Ltd. Class A	130,600	168,958
Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	59,000	66,946
Jiangsu Hongdou Industrial Co. Ltd. Class A (b)	276,400	94,246
Jiangsu Hongtian Technology Co. Ltd. Class A	9,200	64,282
Jiangsu Huachang Chemical Co. Ltd. Class A	40,300	32,621
Jiangsu Huaxicun Co. Ltd. Class A	77,600	91,497
Jiangsu Jiangnan Water Co. Ltd. Class A	106,200	84,748
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	142,500	93,299
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (b)	41,300	83,488
Jiangsu Lettall Electronic Co. Ltd. Class A	10,100	38,563
Jiangsu Lianyungang Port Co. Ltd. Class A	50,000	38,109
Jiangsu Linyang Energy Co. Ltd. Class A	91,000	71,314
Jiangsu Lopal Tech Group Co. Ltd. Class A (b)	61,800	177,167
Jiangsu New Energy Development Co. Ltd. Class A	61,300	104,158
Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	93,400	122,036
Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	64,800	66,286
Security Description	Shares	Value
Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	47,200	$137,949
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	96,300	92,852
Jiangsu Sidike New Material Science & Technology Co. Ltd. Class A	23,000	101,293
Jiangsu Soho High Hope Group Corp. Class A	249,200	112,105
Jiangsu ToLand Alloy Co. Ltd. Class A	27,500	127,257
Jiangsu Tongrun Equipment Technology Co. Ltd. Class A	20,400	58,745
Jiangsu Transimage Technology Co. Ltd. Class A (b)	32,600	84,116
Jiangsu Yike Food Group Co. Ltd. Class A	59,700	93,485
Jiangsu Yunyi Electric Co. Ltd. Class A	41,500	69,207
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	64,660	42,335
Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	46,500	117,583
Jiangsu Zhongnan Construction Group Co. Ltd. Class A (b) (d)	244,900	—
Jiangsu Zongyi Co. Ltd. Class A (b)	172,700	127,918
Jiangxi Bestoo Energy Co. Ltd. Class A	40,700	98,194
Jiangxi Black Cat Carbon Black Co. Ltd. Class A (b)	70,800	89,464
Jiangxi Firstar Panel Technology Co. Ltd. Class A (b)	124,700	71,998
Jiangxi Ganyue Expressway Co. Ltd. Class A	123,400	91,755
Jiangxi Guoke Military Industry Group Co. Ltd. Class A	22,371	198,937
Jiangxi Hongcheng Environment Co. Ltd. Class A	112,000	148,746
Jiangxi Rimag Group Co. Ltd. Class H (a) (b)	192,500	203,295
Jiangxi Salt Industry Group Co. Ltd. Class A	91,800	109,161
Jiangxi Xinyu Guoke Technology Co. Ltd. Class A	21,900	111,446
Jiangyin Jianghua Microelectronics Materials Co. Ltd. Class A	47,300	120,961
Jiangyin Zhongnan Heavy Industries Co. Ltd. Class A (b)	283,500	105,602
Jiangzhong Pharmaceutical Co. Ltd. Class A	34,900	115,851
Jianmin Pharmaceutical Group Co. Ltd. Class A	12,600	60,600
Jilin Chemical Fibre Class A (b)	122,700	79,633
Jilin Expressway Co. Ltd. Class A	282,900	114,296

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A (b)	439,500	$156,785
Jilin Yatai Group Co. Ltd. Class A (b)	394,200	105,045
Jingjin Equipment, Inc. Class A	50,000	120,846
Jinhong Gas Co. Ltd. Class A	19,837	55,675
Jinhui Liquor Co. Ltd. Class A	21,200	62,021
Jinko Power Technology Co. Ltd. Class A	372,800	198,686
JinkoSolar Holding Co. Ltd. ADR	30,005	774,429
Jinlei Technology Co. Ltd. Class A	30,700	123,725
Jinlongyu Group Co. Ltd. Class A	21,800	94,197
Jinxin Fertility Group Ltd. (a) (b) (c)	1,245,000	380,690
Jinyu Bio-Technology Co. Ltd. Class A	109,800	237,063
Jinzi Ham Co. Ltd. Class A	196,200	171,184
Jishi Media Co. Ltd. Class A (b)	264,800	130,504
Jiumaojiu International Holdings Ltd. (a) (c)	622,000	143,044
JNBY Design Ltd.	145,270	362,638
Joeone Co. Ltd. Class A	58,200	109,313
Jointo Energy Investment Co. Ltd. Hebei Class A	107,000	130,762
Jones Tech PLC Class A	15,400	108,595
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	51,700	129,992
Joyoung Co. Ltd. Class A	137,200	205,212
JS Corrugating Machinery Co. Ltd. Class A	47,000	90,701
JSTI Group Class A	40,400	45,609
Jutze Intelligent Technology Co. Ltd. Class A	56,200	154,108
JW Cayman Therapeutics Co. Ltd. (b) (c)	264,000	85,134
Jwipc Technology Co. Ltd. Class A	11,000	80,546
Kama Co. Ltd. Class B (b)	252,300	7,569
KEDE Numerical Control Co. Ltd. Class A	13,515	119,661
Keli Motor Group Co. Ltd. Class A	36,900	70,946
KHGEARS International Ltd. (a)	25,000	129,692
Kinetic Development Group Ltd.	1,708,000	294,048
KingClean Electric Co. Ltd. Class A (b)	33,800	153,651
Kingenta Ecological Engineering Group Co. Ltd. Class A (b)	607,700	154,973
Kingsignal Technology Co. Ltd. Class A (b)	39,500	82,736
Kintor Pharmaceutical Ltd. (b) (c)	372,000	93,675
Konka Group Co. Ltd. Class A (b)	109,100	77,684
Konka Group Co. Ltd. Class B (b)	351,000	67,643
KPC Pharmaceuticals, Inc. Class A	37,200	66,939
KTK Group Co. Ltd. Class A	81,600	180,153
Kuaijishan Shaoxing Wine Co. Ltd. Class A	24,500	71,149
Security Description	Shares	Value
Kuangda Technology Group Co. Ltd. Class A	178,400	$168,433
Kunshan Dongwei Technology Co. Ltd. Class A	13,503	68,251
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (b)	30,300	86,256
Kyland Technology Co. Ltd. Class A (b)	24,000	70,006
Laekna, Inc. (a) (b)	155,500	271,104
Lancy Co. Ltd. Class A	36,300	106,300
Lanzhou LS Heavy Equipment Co. Ltd. Class A (b)	124,700	190,446
Laobaixing Pharmacy Chain JSC Class A	48,000	101,777
Lee & Man Paper Manufacturing Ltd. (a)	1,447,000	520,537
LEPU ScienTech Medical Technology Shanghai Co. Ltd. Class H	45,000	92,966
LexinFintech Holdings Ltd. ADR	63,057	206,196
LianChuang Electronic Technology Co. Ltd. Class A (b)	91,100	143,829
Lianhe Chemical Technology Co. Ltd. Class A	73,400	140,702
Lianlian DigiTech Co. Ltd. Class H (a) (b)	323,500	274,727
Liaoning Chengda Biotechnology Co. Ltd. Class A	20,365	75,158
Liaoning Energy Industry Co. Ltd. Class A	318,000	165,835
Lifetech Scientific Corp. (a) (b)	2,208,000	442,536
Lihuayi Weiyuan Chemical Co. Ltd. Class A	64,500	149,700
Lijiang Yulong Tourism Co. Ltd. Class A	26,800	35,132
Linewell Software Co. Ltd. Class A (b)	65,700	111,446
Lingbao Gold Group Co. Ltd. Class H (a)	570,000	1,311,582
Lingyuan Iron & Steel Co. Ltd. Class A (b)	580,200	177,885
Linklogis, Inc. Class B (a) (c)	680,000	195,696
Linktel Technologies Co. Ltd. Class A	6,200	149,680
Logan Group Co. Ltd. (a) (b)	684,000	157,302
Longhorn Auto Co. Ltd. Class A	3,800	83,323
Lonking Holdings Ltd.	1,150,000	437,335
Lontium Semiconductor Corp. Class A	11,869	126,360
Lotus Holdings Co. Ltd. (b)	93,100	79,762
Lotus Technology, Inc. ADR (b)	52,357	73,823
Lucky Harvest Co. Ltd. Class A	22,510	131,191
Luenmei Quantum Co. Ltd. Class A	174,300	175,550
Luolai Lifestyle Technology Co. Ltd. Class A	47,200	69,448
Luoniushan Co. Ltd. Class A	164,200	212,662

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A (b)	193,100	$132,792
Lushang Freda Pharmaceutical Co. Ltd. Class A	17,700	18,664
Luye Pharma Group Ltd. (a) (b) (c)	1,612,721	567,721
Maccura Biotechnology Co. Ltd. Class A	30,300	48,576
Malion New Materials Co. Ltd. Class A (b)	74,400	116,078
Maoyan Entertainment (a) (c)	248,596	221,656
Maoye Commercial Co. Ltd. Class A (b)	134,600	112,617
Marssenger Kitchenware Co. Ltd. Class A (b)	36,400	61,484
Mayinglong Pharmaceutical Group Co. Ltd. Class A	16,600	66,591
MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A (b)	46,000	73,746
Medlive Technology Co. Ltd. (c)	200,000	249,245
Mehow Innovative Ltd. Class A	21,400	73,735
MeiG Smart Technology Co. Ltd. Class A	19,100	121,934
Mesnac Co. Ltd. Class A	125,500	146,538
Microport Cardioflow Medtech Corp. (b) (c)	577,000	89,699
MicroPort NeuroScientific Corp. (a)	122,000	170,535
Migao Group Holdings Ltd.	135,000	138,755
Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	12,270	98,038
Minami Acoustics Ltd. Class A	14,500	74,038
Ming Yuan Cloud Group Holdings Ltd. (a)	578,000	244,314
Mingyue Optical Lens Co. Ltd. Class A	12,100	71,820
Minieye Technology Co. Ltd. Class H (a) (b)	282,400	510,486
Minmetals Development Co. Ltd. Class A (b)	107,800	177,918
MLS Co. Ltd. Class A	106,100	145,471
Mokingran Jewellery Group Co. Ltd. Class H	338,600	673,415
Montnets Cloud Technology Group Co. Ltd. Class A (b)	41,100	71,602
Moon Environment Technology Co. Ltd. Class A	46,040	122,159
Morimatsu International Holdings Co. Ltd.	297,000	351,813
Motorcomm Electronic Technology Co. Ltd. Class A (b)	9,050	132,963
Mount Everest Gold Group Co. Ltd. (b)	479,000	150,159
Nancal Technology Co. Ltd. Class A	12,500	75,305
NanJi E-Commerce Co. Ltd. Class A	157,800	76,188
Security Description	Shares	Value
Nanjing Cosmos Chemical Co. Ltd. Class A	33,360	$64,426
Nanjing Gaoke Co. Ltd. Class A	74,300	92,397
Nanjing Hanrui Cobalt Co. Ltd. Class A	35,700	231,233
Nanjing Pharmaceutical Group Co. Ltd. Class A	180,100	140,882
Nanjing Tanker Corp. Class A (b)	202,800	87,745
Nanjing Vazyme Biotech Co. Ltd. Class A	26,450	75,864
Nanjing Wavelength Opto-Electronic Science & Technology Co. Ltd. Class A	2,800	41,780
Nanjing Xinjiekou Department Store Co. Ltd. Class A	164,800	206,356
Nantong Jiangshan Agrochemical & Chemical LLC Class A	18,595	67,347
Nanya New Material Technology Co. Ltd. Class A	19,832	229,746
Naruida Technology Co. Ltd. Class A	23,037	131,787
NetDragon Websoft Holdings Ltd.	147,000	197,360
Neusoft Corp. Class A	135,600	195,631
New Guomai Digital Culture Co. Ltd. Class A	56,300	101,308
New Journey Health Technology Group Co. Ltd. Class A (b)	252,300	76,992
New Trend International Logis-Tech Co. Ltd. Class A	52,485	88,578
Newborn Town, Inc. (b)	499,315	717,843
Newcapec Electronics Co. Ltd. Class A	22,600	40,182
Ningbo Cixing Co. Ltd. Class A	123,000	124,587
Ningbo Dechang Electrical Machinery Made Co. Ltd. Class A	46,040	120,707
Ningbo Energy Group Co. Ltd. Class A	125,200	77,847
Ningbo Fujia Industrial Co. Ltd. Class A	30,200	72,861
Ningbo Hengshuai Co. Ltd. Class A	6,300	111,650
Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	22,600	38,887
Ningbo Peacebird Fashion Co. Ltd. Class A	19,400	40,385
Ningbo Xusheng Group Co. Ltd. Class A	95,300	220,912
Ningbo Yongxin Optics Co. Ltd. Class A	10,200	153,878
Ningxia Western Venture Industrial Co. Ltd. Class A	179,500	128,068
Niu Technologies ADR (b)	28,692	86,937
Noah Holdings Ltd. ADR	17,070	171,383
Norinco International Cooperation Ltd. Class A	100,400	179,225

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
North China Pharmaceutical Co. Ltd. Class A	181,600	$143,876
North Electro-Optic Co. Ltd. Class A (b)	76,400	208,624
Northeast Pharmaceutical Group Co. Ltd. Class A	191,800	143,439
NovaBridge Biosciences ADR (a) (b)	55,396	220,476
Novogene Co. Ltd. Class A	2,436	4,635
Novoray Corp. Class A	21,969	195,425
Nuode New Materials Co. Ltd. Class A (b)	105,000	106,655
NYOCOR Co. Ltd. Class A	157,500	115,080
Ocumension Therapeutics (a) (b) (c)	163,500	155,444
Opple Lighting Co. Ltd. Class A	81,200	212,657
OPT Machine Vision Tech Co. Ltd. Class A	4,873	86,660
Optowide Technologies Co. Ltd. Class A	3,065	74,452
ORG Technology Co. Ltd. Class A	111,700	95,218
OSL Group Ltd. (a) (b)	221,000	482,688
PCI Technology Group Co. Ltd. Class A (b)	135,600	129,773
Peijia Medical Ltd. (b) (c)	246,000	189,948
Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A (b) (d)	593,600	—
Pengxin International Mining Co. Ltd. Class A (b)	259,800	287,718
PharmaBlock Sciences Nanjing, Inc. Class A	18,400	101,649
Piesat Information Technology Co. Ltd. Class A (b)	15,644	72,976
PNC Process Systems Co. Ltd. Class A	34,800	156,801
Poly Property Group Co. Ltd. (a)	1,315,000	337,894
Porton Pharma Solutions Ltd. Class A (b)	22,200	73,916
Precision Tsugami China Corp. Ltd.	171,000	738,616
Primarius Technologies Co. Ltd. Class A	14,043	70,075
Pulike Biological Engineering, Inc. Class A	40,400	71,945
Puya Semiconductor Shanghai Co. Ltd. Class A	11,126	202,772
Puyang Huicheng Electronic Material Co. Ltd. Class A	33,100	73,503
Pylon Technologies Co. Ltd. Class A	22,525	183,364
Qian Xun Technology Ltd. (b)	438,000	205,396
Qianjiang Water Resources Development Co. Ltd. Class A	64,000	83,897
Qiming Information Technology Co. Ltd. Class A	24,800	66,797
Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	73,500	135,628
Security Description	Shares	Value
Qingdao Baheal Pharmaceutical Co. Ltd. Class A	31,300	$105,829
Qingdao Citymedia Co. Ltd. Class A	66,500	60,403
Qingdao East Steel Tower Stock Co. Ltd. Class A	53,600	141,680
Qingdao Eastsoft Communication Technology Co. Ltd. Class A	17,802	37,823
Qingdao Gon Technology Co. Ltd. Class A	16,600	125,286
Qingdao Haier Biomedical Co. Ltd. Class A	24,059	109,542
Qingdao NovelBeam Technology Co. Ltd. Class A	934	5,775
Qingdao Yunlu Advanced Materials Technology Co. Ltd. Class A	10,510	146,659
Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	24,600	30,486
Quechen Silicon Chemical Co. Ltd. Class A	59,500	169,806
Queclink Wireless Solutions Co. Ltd. Class A	74,800	135,884
R&G PharmaStudies Co. Ltd. Class A	9,600	81,903
Radiance Holdings Group Co. Ltd. (a) (b)	367,000	86,758
Rainbow Digital Commercial Co. Ltd. Class A	187,400	148,471
Red Star Macalline Group Corp. Ltd. Class A (b)	446,200	172,600
Renhe Pharmacy Co. Ltd. Class A	59,100	47,839
Richinfo Technology Co. Ltd. Class A	35,800	129,404
Rigol Technologies Co. Ltd. Class A	17,214	90,978
Risen Energy Co. Ltd. Class A (b)	82,100	172,435
Riyue Heavy Industry Co. Ltd. Class A	78,200	148,447
Rizhao Port Co. Ltd. Class A	88,900	38,209
Rongan Property Co. Ltd. Class A (b)	176,000	45,639
Ronglian Group Ltd. Class A (b)	101,400	120,141
Runjian Co. Ltd. Class A	9,100	51,902
Runner Xiamen Corp. Class A	16,300	31,619
Sanbo Hospital Management Group Ltd. Class A	13,130	110,947
Sanhe Tongfei Refrigeration Co. Ltd. Class A	14,700	189,859
Sanjiang Shopping Club Co. Ltd. Class A	50,200	99,034
Sanquan Food Co. Ltd. Class A	88,000	142,339
Sansteel Minguang Co. Ltd. Fujian Class A (b)	352,700	221,829
Sansure Biotech, Inc. Class A	47,468	128,600
Sanwei Holding Group Co. Ltd. Class A (b)	44,700	69,228

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sanxiang Advanced Materials Co. Ltd. Class A	19,100	$96,732
SBT Ultrasonic Technology Co. Ltd. Class A	6,434	103,424
Shaanxi Fenghuo Electronics Co. Ltd. Class A (b)	24,400	42,718
Shaanxi Lighte Optoelectronics Material Co. Ltd. Class A	33,932	131,402
Shaanxi Sirui Advanced Materials Co. Ltd. Class A	70,515	391,371
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	216,000	236,994
Shandong Dawn Polymer Co. Ltd. Class A	22,200	76,587
Shandong Denghai Seeds Co. Ltd. Class A	81,500	111,392
Shandong Dongyue Silicone Material Co. Ltd. Class A	110,700	184,924
Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	90,800	78,442
Shandong Humon Smelting Co. Ltd. Class A	46,000	88,442
Shandong Intco Recycling Resources Co. Ltd. Class A	26,049	115,019
Shandong Jinjing Science & Technology Co. Ltd. Class A	127,800	103,083
Shandong Kaisheng New Materials Co. Ltd. Class A	41,900	166,881
Shandong Longda Meishi Co. Ltd. Class A (b)	96,400	56,763
Shandong Sanyuan Biotechnology Co. Ltd. Class A	34,400	129,568
Shandong Sunway Chemical Group Co. Ltd. Class A	36,900	44,143
Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,710	41,307
Shandong Xinhua Pharmaceutical Co. Ltd. Class H (a)	256,000	216,746
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	62,000	74,436
Shanghai Acrel Co. Ltd. Class A	9,000	29,760
Shanghai Action Education Technology Co. Ltd. Class A	13,000	77,777
Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A (b)	153,900	386,958
Shanghai Anlogic Infotech Co. Ltd. Class A (b)	34,711	135,165
Shanghai Aohua Photoelectricity Endoscope Co. Ltd. Class A	2,925	18,317
Shanghai Automobile Air-Conditioner Accessories Co. Ltd. Class A	38,800	82,437
Shanghai Baolong Automotive Corp. Class A	20,700	109,699
Shanghai Baosteel Packaging Co. Ltd. Class A	142,600	109,096
Security Description	Shares	Value
Shanghai Bolex Foods Technology Co. Ltd. Class A	41,000	$83,880
Shanghai Bright Power Semiconductor Co. Ltd. Class A	5,518	91,253
Shanghai CDXJ Digital Technology Co. Ltd. Class A (b)	22,300	43,195
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	338,100	224,498
Shanghai Cooltech Power Co. Ltd. Class A (b)	13,300	55,392
Shanghai Daimay Automotive Interior Co. Ltd. Class A	117,808	147,852
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	220,500	206,602
Shanghai Environment Group Co. Ltd. Class A	127,900	147,507
Shanghai Fengyuzhu Culture & Technology Co. Ltd. Class A	43,237	57,980
Shanghai Foreign Service Holding Group Co. Ltd. Class A	222,500	160,023
Shanghai Fortune Techgroup Co. Ltd. Class A	14,200	40,871
Shanghai Fullhan Microelectronics Co. Ltd. Class A	17,400	114,821
Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	24,500	88,173
Shanghai Gentech Co. Ltd. Class A	21,742	98,525
Shanghai Geoharbour Construction Group Co. Ltd. Class A	13,100	130,400
Shanghai Hanbell Precise Machinery Co. Ltd. Class A	43,700	156,708
Shanghai Haohai Biological Technology Co. Ltd. Class A	9,758	61,372
Shanghai Haohai Biological Technology Co. Ltd. Class H (c)	38,400	120,378
Shanghai Haoyuan Chemexpress Co. Ltd. Class A	23,928	247,098
Shanghai Hile Bio-Technology Co. Ltd. Class A	127,800	111,688
Shanghai Industrial Development Co. Ltd. Class A (b)	199,600	154,991
Shanghai Jahwa United Co. Ltd. Class A	30,300	97,759
Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	18,300	39,851
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	82,100	120,798
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,400	109,222
Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	10,300	29,277
Shanghai Liangxin Electrical Co. Ltd. Class A	47,000	72,588
Shanghai Medicilon, Inc. Class A (b)	7,229	58,412

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,342	$83,282
Shanghai Milkground Food Tech Co. Ltd. Class A (b)	56,100	202,058
Shanghai New Power Automotive Technology Co. Ltd. Class A (b)	146,000	127,385
Shanghai Pudong Construction Co. Ltd. Class A	101,425	122,060
Shanghai QiFan Cable Co. Ltd. Class A	64,500	169,937
Shanghai Runda Medical Technology Co. Ltd. Class A	31,300	67,040
Shanghai Sanyou Medical Co. Ltd. Class A	34,362	88,712
Shanghai Shibei Hi-Tech Co. Ltd. Class A	199,000	157,947
Shanghai SMI Holding Co. Ltd. Class A	233,900	149,121
Shanghai STEP Electric Corp. Class A (b)	80,300	204,088
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	40,300	75,924
Shanghai Vital Microtech Co. Ltd. Class A	34,900	88,201
Shanghai V-Test Semiconductor Tech. Co. Ltd. Class A	14,105	220,448
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	109,400	158,145
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	82,600	56,251
Shanghai Yaoji Technology Co. Ltd. Class A	26,300	87,793
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	83,500	87,927
Shantou Wanshun New Material Group Co. Ltd. Class A	122,400	99,780
Shanxi Hi-speed Group Co. Ltd. Class A	80,600	57,968
Shanying International Holding Co. Ltd. Class A (b)	282,800	68,472
Shengda Resources Co. Ltd. Class A	35,300	156,575
Shenwan Hongyuan HK Ltd. (b)	770,000	129,595
Shenyang Jinbei Automotive Co. Ltd. Class A (b)	58,800	39,004
Shenzhen Agricultural Power Group Co. Ltd. Class A	247,200	364,428
Shenzhen Airport Co. Ltd. Class A	105,300	105,452
Shenzhen Ampron Technology Co. Ltd. Class A	2,000	38,625
Shenzhen Baoming Technology Co. Ltd. Class A (b)	12,300	83,898
Shenzhen Best of Best Holdings Co. Ltd. Class A	17,400	73,764
Shenzhen Bluetrum Technology Co. Ltd. Class A	5,148	96,847
Security Description	Shares	Value
Shenzhen Cereals Holdings Co. Ltd. Class A	90,365	$89,977
Shenzhen Changhong Technology Co. Ltd. Class A	32,500	70,215
Shenzhen China Micro Semicon Co. Ltd. Class A	42,233	194,527
Shenzhen Clou Electronics Co. Ltd. Class A (b)	151,800	167,460
Shenzhen Coship Electronics Co. Ltd. Class A (b)	31,000	56,626
Shenzhen Desay Battery Technology Co. Class A	15,500	59,691
Shenzhen Dynanonic Co. Ltd. Class A (b)	30,800	194,200
Shenzhen Edadoc Technology Co. Ltd. Class A	19,580	98,939
Shenzhen Farben Information Technology Co. Ltd. Class A	39,100	118,981
Shenzhen Feima International Supply Chain Co. Ltd. Class A (b)	326,500	168,397
Shenzhen Fenda Technology Co. Ltd. Class A (b)	124,000	118,138
Shenzhen Fine Made Electronics Group Co. Ltd. Class A (b)	12,200	55,739
Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	60,900	58,545
Shenzhen Gongjin Electronics Co. Ltd. Class A (b)	84,800	139,714
Shenzhen Guangju Energy Co. Ltd. Class A	24,500	36,048
Shenzhen Hello Tech Energy Co. Ltd. Class A	16,900	139,632
Shenzhen Hemei Group Co. Ltd. Class A (b)	130,800	74,208
Shenzhen Heungkong Holding Co. Ltd. Class A	410,300	108,748
Shenzhen Injoinic Technology Co. Ltd. Class A	29,266	83,606
Shenzhen Investment Ltd. (a) (b)	1,324,000	134,382
Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	113,400	150,930
Shenzhen Jinjia Group Co. Ltd. Class A (b)	122,100	73,296
Shenzhen Jove Enterprise Ltd. Class A	3,900	41,313
Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	20,900	52,700
Shenzhen Lifotronic Technology Co. Ltd. Class A	38,437	71,478
Shenzhen Lions King Hi-Tech Co. Ltd.	53,800	173,194
Shenzhen Manst Technology Co. Ltd. Class A (b)	8,200	59,386
Shenzhen Mason Technologies Co. Ltd. Class A (b)	57,100	115,101

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Shenzhen Microgate Technology Co. Ltd. Class A	52,400	$87,759
Shenzhen Minglida Precision Technology Co. Ltd. Class A (b)	15,300	39,960
Shenzhen Neptunus Bioengineering Co. Ltd. Class A (b)	444,195	220,190
Shenzhen Pagoda Industrial Group Corp. Ltd. Class H	426,000	94,138
Shenzhen Qingyi Photomask Ltd. Class A	31,468	126,955
Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	23,296	128,663
Shenzhen SEG Co. Ltd. Class A	108,200	145,715
Shenzhen SEICHI Technologies Co. Ltd. Class A	4,993	159,942
Shenzhen Sinexcel Electric Co. Ltd. Class A	24,000	131,623
Shenzhen Sunline Tech Co. Ltd. Class A	34,900	77,401
Shenzhen Sunnypol Optoelectronics Co. Ltd. Class A	17,900	61,394
Shenzhen Tellus Holding Co. Ltd. Class A	13,100	32,769
Shenzhen Textile Holdings Co. Ltd. Class A	77,535	135,743
Shenzhen Tianyuan Dic Information Technology Co. Ltd. Class A	34,000	61,132
Shenzhen Topraysolar Co. Ltd. Class A	186,900	116,211
Shenzhen Topway Video Communication Co. Ltd. Class A	57,400	66,857
Shenzhen TXD Technology Co. Ltd. Class A	20,400	41,122
Shenzhen United Winners Laser Co. Ltd. Class A	14,521	50,533
Shenzhen Weiguang Biological Products Co. Ltd. Class A	23,900	87,314
Shenzhen YHLO Biotech Co. Ltd. Class A	38,595	78,518
Shenzhen Yinghe Technology Co. Ltd. Class A	57,000	227,430
Shenzhen Yitoa Intelligent Control Co. Ltd. Class A (b)	105,500	221,582
Shenzhen Zesum Technology Co. Ltd. Class A	5,300	94,193
Shenzhen Zhenye Group Co. Ltd. Class A (b)	148,700	211,974
Shida Shinghwa Advanced Material Group Co. Ltd. Class A (b)	15,800	169,342
Shinva Medical Instrument Co. Ltd. Class A	43,280	89,289
Shiyue Daotian Group Co. Ltd. Class H	485,400	462,731
Shoucheng Holdings Ltd.	2,000,895	544,986
Security Description	Shares	Value
Shougang Fushan Resources Group Ltd.	2,462,374	$926,929
Shuangliang Eco-Energy Systems Co. Ltd. Class A (b)	231,200	216,627
Shui On Land Ltd.	1,587,000	140,686
Shunfa Hengneng Corp. Class A (b)	185,100	86,186
Sichuan Anning Iron & Titanium Co. Ltd. Class A	23,400	110,799
Sichuan Baicha Baidao Industrial Co. Ltd. Class H (a)	106,200	89,779
Sichuan Chengfei Integration Technology Corp. Class A (b)	17,100	90,841
Sichuan Furong Technology Co. Ltd. Class A	29,772	46,322
Sichuan Gold Co. Ltd. Class A	39,300	156,863
Sichuan Haite High-tech Co. Ltd. Class A (b)	32,300	62,657
Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	7,200	18,506
Sichuan Lutianhua Co. Ltd. Class A (b)	60,600	36,030
Sichuan Teway Food Group Co. Ltd. Class A	99,900	179,192
Sihuan Pharmaceutical Holdings Group Ltd. (a)	3,485,000	550,723
Sineng Electric Co. Ltd. Class A	39,960	195,908
Sino Biological, Inc. Class A	11,100	107,502
Sino GeoPhysical Co. Ltd. Class A (b)	11,700	30,977
Sinocare, Inc. Class A	39,300	96,336
Sinodata Co. Ltd. Class A (b)	15,000	64,170
Sinofert Holdings Ltd.	1,982,000	384,508
Sinomach Automobile Co. Ltd. Class A	111,400	103,900
Sinopec Kantons Holdings Ltd. (a)	770,000	429,344
Sino-Platinum Metals Co. Ltd. Class A	33,840	90,224
Sinoseal Holding Co. Ltd. Class A	15,000	80,803
Sipai Health Technology Co. Ltd. (a) (b)	306,400	98,020
Skyworth Digital Co. Ltd. Class A	82,300	138,897
Snowsky Salt Industry Group Co. Ltd. Class A	132,900	107,577
Sohu.com Ltd. ADR (b)	18,725	292,859
Sokan New Materials Group Co. Ltd. Class A	7,539	39,132
Solareast Holdings Co. Ltd. Class A	56,700	78,065
SolaX Power Network Technology Zhejiang Co. Ltd. Class A	3,623	31,974
Southern Publishing & Media Co. Ltd. Class A	42,200	81,075
So-Young International, Inc. ADR (a)	43,772	112,056
SPIC Yuanda Environmental-Protection Co. Ltd. Class A (b)	52,600	98,343

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Star Lake Bioscience Co., Inc. Zhaoqing Guangdong Class A	134,400	$133,823
Star Plus Legend Holdings Ltd. Class H (a) (b)	121,500	93,347
Star Shine Holdings Group Ltd. (a) (b)	650,000	625,490
Streamax Technology Co. Ltd. Class A	20,100	139,664
Sumavision Technologies Co. Ltd. Class A	60,900	47,028
Sumec Corp. Ltd. Class A	105,000	162,616
Sun King Technology Group Ltd.	654,000	161,326
Sunac Services Holdings Ltd. (a) (c)	1,293,000	232,569
Sunflower Pharmaceutical Group Co. Ltd. Class A	29,000	61,366
Sunstone Development Co. Ltd. Class A	49,100	165,309
Suofeiya Home Collection Co. Ltd. Class A	46,400	90,474
Suzhou Anjie Technology Co. Ltd. Class A	53,100	105,440
Suzhou Everbright Photonics Co. Ltd. Class A (b)	7,479	134,312
Suzhou Good-Ark Electronics Co. Ltd. Class A	46,400	63,485
Suzhou Hailu Heavy Industry Co. Ltd. Class A	21,900	39,596
Suzhou Hengmingda Electronic Technology Co. Ltd. Class A	13,000	96,886
Suzhou HYC Technology Co. Ltd. Class A (b)	28,280	122,277
Suzhou Jinfu Technology Co. Ltd. Class A (b)	35,100	36,709
Suzhou Nanomicro Technology Co. Ltd. Class A	20,902	77,290
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	172,000	166,580
Suzhou Oriental Semiconductor Co. Ltd. Class A	6,737	79,155
Suzhou Secote Precision Electronic Co. Ltd. Class A	19,140	118,789
Suzhou SLAC Precision Equipment Co. Ltd. Class A (b)	79,300	176,779
Suzhou Sonavox Electronics Co. Ltd. Class A	15,875	66,503
Suzhou Sushi Testing Group Co. Ltd. Class A	46,700	119,360
Suzhou TZTEK Technology Co. Ltd. Class A	19,153	161,622
Suzhou Veichi Electric Co. Ltd. Class A	8,706	123,332
Suzhou Victory Precision Manufacture Co. Ltd. Class A (b)	343,600	188,538
Suzhou West Deane New Power Electric Co. Ltd. Class A	4,700	31,513
Security Description	Shares	Value
SVG Optronics Co. Ltd. Class A (b)	11,200	$51,925
SY Holdings Group Ltd.	310,639	433,821
SYoung Group Co. Ltd. Class A (b)	36,800	125,690
Tangshan Sanyou Chemical Industries Co. Ltd. Class A	179,900	159,540
Tansun Technology Co. Ltd. Class A	23,000	67,748
Tanwan, Inc. (b)	127,400	282,347
Tatwah Smartech Co. Ltd. Class A (b)	144,600	129,064
TDG Holdings Co. Ltd. Class A	117,400	220,841
Telling Telecommunication Holding Co. Ltd. Class A	59,100	92,376
Three Squirrels, Inc. Class A	24,200	80,263
Tiangong International Co. Ltd. (a)	1,026,000	405,997
Tianjin Capital Environmental Protection Group Co. Ltd. Class A	126,570	107,712
Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	275,500	138,935
Tianli International Holdings Ltd. (a)	824,667	252,163
Tianneng Power International Ltd. (a)	570,000	519,214
Tianyu Digital Technology Dalian Group Co. Ltd. Class A (b)	150,900	137,713
Tibet Mineral Development Co. Ltd. Class A	46,700	175,762
Tibet Urban Development & Investment Co. Ltd. Class A	78,900	140,054
Time Publishing & Media Co. Ltd. Class A	60,680	70,591
TKD Science & Technology Co. Ltd. Class A	22,100	49,741
Tofflon Science & Technology Group Co. Ltd. Class A	86,300	194,115
Tong Ren Tang Technologies Co. Ltd. Class H (a)	609,000	345,049
Tongdao Liepin Group	161,400	82,323
Tongqinglou Catering Co. Ltd. Class A	22,800	62,782
Tongyu Communication, Inc. Class A	30,630	187,380
Top Energy Co. Ltd. Class A (b)	183,700	149,488
Topsec Technologies Group, Inc. Class A	56,400	73,288
Toread Holdings Group Co. Ltd. Class A	78,300	121,489
Toyou Feiji Electronics Co. Ltd. Class A (b)	58,300	151,514
TPV Technology Co. Ltd. Class A (b)	245,500	89,337
Transportation Telecommunication & Information Development, Inc. Ltd. Zhejiang Class A (b)	4,300	38,072
Transwarp Technology Shanghai Co. Ltd. Class A (b)	15,571	241,352

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Triangle Tyre Co. Ltd. Class A	65,500	$134,098
Triumph New Energy Co. Ltd. Class A (b)	38,800	54,810
Triumph New Energy Co. Ltd. Class H (b)	138,000	65,778
Triumph Science & Technology Co. Ltd. Class A	84,800	150,649
TSP Wind Power Group Co. Ltd. Class A	96,100	144,013
Tuhu Car, Inc. (a) (b) (c)	270,100	560,084
Tunghsu Optoelectronic Technology Co. Ltd. Class A (b) (d)	517,000	—
Tuya, Inc. ADR	177,387	374,287
TYK Medicines, Inc. Class H (a) (b)	192,500	324,234
Unicomp Technology Group Co. Ltd. Class A	9,576	90,589
Union Semiconductor Hefei Co. Ltd. Class A	44,963	105,516
UniTTEC Co. Ltd. Class A (b)	70,800	91,087
UTour Group Co. Ltd. Class A (b)	100,700	103,730
Uxin Ltd. ADR (b)	69,323	233,618
VanJee Technology Co. Ltd. Class A (b)	18,300	79,598
Vats Liquor Chain Store Management JSC Ltd. Class A	37,600	94,916
Vatti Corp. Ltd. Class A	206,200	183,159
Vcanbio Cell & Gene Engineering Corp. Ltd. Class A (b)	74,300	268,248
Venus MedTech Hangzhou, Inc. Class H (b) (c)	506,500	154,875
Visionox Technology, Inc. Class A (b)	93,000	114,852
Viva Biotech Holdings (a) (b) (c)	1,285,000	297,167
Wangneng Environment Co. Ltd. Class A	25,200	57,404
Wanka Online, Inc. (b) (c)	1,285,000	122,169
Warom Technology, Inc. Co. Class A	30,900	85,662
Waterdrop, Inc. ADR	78,328	148,823
Wedge Industrial Co. Ltd. Class A	59,900	188,798
Weimob, Inc. (a) (b) (c)	2,761,000	652,694
WellCell Holdings Co. Ltd. (a) (b)	371,200	639,054
Wellhope Foods Co. Ltd. Class A	178,400	181,213
Wencan Group Co. Ltd. Class A	12,100	33,388
Wenzhou Yihua Connector Co. Ltd. Class A	10,700	82,887
West China Cement Ltd. (a)	1,900,761	757,032
Western Metal Materials Co. Ltd. Class A	52,300	341,001
Whirlpool China Co. Ltd. Class A	24,400	33,419
Winall Hi-Tech Seed Co. Ltd. Class A	49,100	82,162
Windey Energy Technology Group Co. Ltd. Class A	32,000	87,382
Winnovation Culturaltainment Development Ltd. Class A (b)	559,900	214,977
Security Description	Shares	Value
Wonders Information Co. Ltd. Class A (b)	151,300	$140,029
Wuhan Fingu Electronic Technology Co. Ltd. Class A	37,300	69,738
Wuhan P&S Information Technology Co. Ltd. Class A (b)	79,700	114,070
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	20,200	100,306
Wushang Group Co. Ltd. Class A	66,500	96,416
Wutong Holding Group Co. Ltd. Class A (b)	196,800	127,160
Wuxi Autowell Technology Co. Ltd. Class A	14,298	92,712
Wuxi Best Precision Machinery Co. Ltd. Class A	19,300	72,693
Wuxi Boton Technology Co. Ltd. Class A	29,500	96,066
Wuxi Chipown Micro-Electronics Ltd. Class A	15,846	138,256
Wuxi ETEK Microelectronics Co. Ltd. Class A	11,880	72,489
Wuxi Huadong Heavy Machinery Co. Ltd. Class A (b)	37,700	40,455
Wuxi NCE Power Co. Ltd. Class A	29,320	150,088
Wuxi Rural Commercial Bank Co. Ltd. Class A	142,500	121,065
Wuxi Taclink Optoelectronics Technology Co. Ltd. Class A	13,661	269,073
Wuxi Taiji Industry Ltd. Co. Class A	153,600	175,387
Wuxi Xinje Electric Co. Ltd. Class A	9,500	75,170
X Financial ADR (a)	24,817	138,975
XGimi Tech Co. Ltd. Class A (b)	7,137	113,988
Xiamen Changelight Co. Ltd. Class A	74,500	294,160
Xiamen International Airport Co. Ltd. Class A	32,600	80,333
Xiamen ITG Group Corp. Ltd. Class A	85,800	88,382
Xiamen King Long Motor Group Co. Ltd. Class A	42,200	107,254
Xiamen Kingdomway Group Co. Class A	35,700	100,810
Xi'an Catering Co. Ltd. Class A (b)	102,100	130,917
Xi'an ChenXi Aviation Technology Corp. Ltd. Class A (b)	32,800	77,489
Xian International Medical Investment Co. Ltd. Class A (b)	199,500	122,616
Xi'an Manareco New Materials Co. Ltd. Class A	25,795	167,447
Xi'an Novastar Tech Co. Ltd. Class A	4,680	110,329
Xi'an Sinofuse Electric Co. Ltd. Class A	5,200	83,581
Xi'an Tian He Defense Technology Co. Ltd. Class A (b)	63,600	135,037
Xiangtan Electrochemical Scientific Co. Ltd. Class A	71,600	145,253

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Xiangyang Changyuandonggu Industry Co. Ltd. Class A	16,800	$69,680
Xiangyu Medical Co. Ltd. Class A	10,078	87,353
Xilinmen Furniture Co. Ltd. Class A	24,100	70,712
Xingtong Shipping Co. Ltd. Class A	25,300	54,914
Xinhuanet Co. Ltd. Class A	56,470	157,195
Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A (b)	202,800	97,043
Xinjiang Communications Construction Group Co. Ltd. Class A	35,300	80,159
Xinjiang Lixin Energy Co. Ltd. Class A	100,016	101,879
Xinjiang Xintai Natural Gas Co. Ltd. Class A (b)	18,700	71,237
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	365,000	133,648
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	96,900	115,503
Xinte Energy Co. Ltd. Class H (b)	233,600	220,590
Xinxiang Chemical Fiber Co. Ltd. Class A (b)	161,800	127,494
Xinyi Energy Holdings Ltd. (a)	1,138,259	160,864
Xinyu Iron & Steel Co. Ltd. Class A	253,100	140,693
Xinzhi Group Co. Ltd. Class A (b)	51,200	175,754
Xizang Zhufeng Resources Co. Ltd. Class A	93,800	202,115
Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	62,300	149,682
Xtep International Holdings Ltd.	894,000	609,898
Xunlei Ltd. ADR (a) (b)	32,042	227,178
XXF Group Holdings Ltd. (a) (b)	660,000	677,510
Yangling Metron New Material, Inc. Class A	32,800	70,159
Yango Group Co. Ltd. Class A (b) (d)	292,400	—
Yanlord Land Group Ltd. (b)	320,000	174,183
Yantai Changyu Pioneer Wine Co. Ltd. Class A	50,300	148,307
Yapp Automotive Parts Co. Ltd. Class A	63,400	224,082
Yatsen Holding Ltd. ADR (b)	44,799	174,268
YD Electronic Technology Co. Ltd. Class A	11,500	121,196
Yeahka Ltd. (a) (b)	132,400	135,913
Yechiu Metal Recycling China Ltd. Class A (b)	292,800	126,266
YGSOFT, Inc. Class A	110,491	96,087
Yidu Tech, Inc. (a) (b) (c)	375,600	253,344
Yihai International Holding Ltd. (a)	329,000	532,588
Yinbang Clad Material Co. Ltd. Class A	75,500	167,767
Yizumi Holdings Co. Ltd. Class A	42,580	158,975
Yongjin Technology Group Co. Ltd.	25,300	65,534
Yotrio Group Co. Ltd. Class A	170,180	93,380
Youngy Co. Ltd. Class A	24,000	177,938
Security Description	Shares	Value
YSB, Inc.	472,000	$325,643
Yuexiu Transport Infrastructure Ltd. (a)	943,013	573,065
Yueyang Forest & Paper Co. Ltd. Class A	67,000	44,827
Yuneng Technology Co. Ltd. Class A	17,289	124,814
Yunnan Energy Investment Co. Ltd. Class A	78,600	129,725
Yunnan Nantian Electronics Information Co. Ltd. Class A	39,000	100,294
Yunnan Tourism Co. Ltd. Class A (b)	108,800	83,861
ZBOM Home Collection Co. Ltd. Class A	30,040	39,379
Zengame Technology Holding Ltd.	244,000	78,057
Zhaojin International Gold Co. Ltd. Class A (b)	40,200	75,217
Zhejiang Akcome New Energy Technology Co. Ltd. (b) (d)	405,700	—
Zhejiang Cayi Vacuum Container Co. Ltd. Class A	8,900	66,368
Zhejiang Communications Technology Co. Ltd. Class A	131,500	74,982
Zhejiang Conba Pharmaceutical Co. Ltd. Class A	118,300	75,591
Zhejiang Construction Investment Group Co. Ltd. Class A	61,000	74,896
Zhejiang Dun'An Artificial Environment Co. Ltd. Class A (b)	79,800	144,967
Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	34,700	75,167
Zhejiang Gongdong Medical Technology Co. Ltd. Class A	22,156	59,231
Zhejiang HangKe Technology, Inc. Co. Class A	22,099	92,734
Zhejiang Hangmin Co. Ltd. Class A	99,400	98,119
Zhejiang Hengtong Holding Co. Ltd. Class A (b)	258,400	197,318
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (b)	78,000	69,731
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	103,700	146,934
Zhejiang Huakang Pharmaceutical Co. Ltd. Class A	49,418	104,642
Zhejiang Huangma Technology Co. Ltd. Class A	106,894	218,843
Zhejiang Huatong Meat Products Co. Ltd. Class A (b)	44,000	60,642
Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	20,980	82,959
Zhejiang Jinggong Integration Technology Co. Ltd. Class A	45,400	150,641
Zhejiang Jingu Co. Ltd. Class A	53,500	67,374

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	65,300	$151,183
Zhejiang Lante Optics Co. Ltd. Class A	40,504	223,354
Zhejiang Meida Industrial Co. Ltd. Class A	38,200	45,698
Zhejiang Orient Gene Biotech Co. Ltd. Class A (b)	21,589	72,469
Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	41,300	91,239
Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	138,400	113,021
Zhejiang Shibao Co. Ltd. Class A	30,100	88,834
Zhejiang Sunriver Culture Tourism Co. Ltd. Class A (b)	111,300	99,501
Zhejiang Taihua New Material Group Co. Ltd. Class A	79,200	107,114
Zhejiang Tiantie Science & Technology Co. Ltd. Class A	138,000	121,196
Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	23,200	78,442
Zhejiang Vie Science & Technology Co. Ltd. Class A	57,700	123,998
Zhejiang Wanliyang Co. Ltd. Class A	103,200	140,903
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	42,800	55,248
Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	15,400	39,780
Zhejiang Yonghe Refrigerant Co. Ltd. Class A	28,200	108,639
Zhejiang Yongtai Technology Co. Ltd. Class A (b)	87,000	310,610
Zhende Medical Co. Ltd. Class A	30,900	312,101
Zhengzhou GL Tech Co. Ltd. Class A	5,400	12,928
Zhenjiang Dongfang Electric Heating Technology Co. Ltd. Class A	160,800	119,334
Zheshang Development Group Co. Ltd. Class A	62,400	52,924
Zhihu, Inc. ADR (b)	19,791	64,914
Zhiou Home Furnishing Technology Co. Ltd. Class A	34,800	90,092
Zhongfu Straits Pingtan Development Co. Ltd. Class A (b)	48,500	107,006
ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	13,200	43,591
Zhongmin Energy Co. Ltd. Class A	187,700	145,751
Zhongtian Financial Group Co. Ltd. Class A (b) (d)	493,900	—
Zhongtong Bus Holding Co. Ltd. Class A	24,200	39,594
Zhongyuan Environment-Protection Co. Ltd. Class A	120,700	143,873
Security Description	Shares	Value
Zhou Hei Ya International Holdings Co. Ltd. (c)	459,000	$96,712
Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A (b)	54,300	147,965
Zhuhai Port Co. Ltd. Class A	64,200	47,920
Zhuhai Zhumian Group Co. Ltd. Class A (b)	109,500	106,834
Zhuzhou Smelter Group Co. Ltd. Class A (b)	86,800	200,213
ZJAMP Group Co. Ltd. Class A	29,200	42,127
ZJMI Environmental Energy Co. Ltd. Class A	62,200	117,807
Zonqing Environmental Ltd. (a) (b)	160,000	25,284
Zotye Automobile Co. Ltd. Class A (b)	486,800	246,191
ZWSOFT Co. Ltd. Guangzhou Class A	17,569	171,437
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (c)	135,500	402,139
		168,119,076
COLOMBIA — 0.1%
Corp. Financiera Colombiana SA (b)	59,475	287,486
Geopark Ltd. (a)	26,987	199,974
Mineros SA	32,811	132,890
		620,350
CZECH REPUBLIC — 0.1%
Colt CZ Group SE	7,992	287,737
Doosan Skoda Power AS	5,273	106,707
Philip Morris CR AS (a)	439	395,028
		789,472
EGYPT — 0.2%
Abou Kir Fertilizers & Chemical Industries	180,835	193,346
Credit Agricole Egypt SAE	254,248	119,715
EFG Holding SAE (b)	821,189	429,015
Fawry for Banking & Payment Technology Services SAE (b)	195,322	66,008
Telecom Egypt Co.	195,826	270,010
Valmore Holding	108,183	54,931
		1,133,025
GREECE — 0.8%
Aegean Airlines SA	36,772	615,845
Aktor SA Holding Co. Technical & Energy Projects (b)	26,829	308,792
Athens Water Supply & Sewage Co. SA	28,734	265,249
Autohellas Tourist & Trading SA	11,825	159,711
Avax SA	28,719	100,175
Danaos Corp. (a)	6,960	655,493
Ellaktor SA	78,698	124,591
Euroseas Ltd.	1,780	97,188
FF Group (b) (d)	24,815	—
Fourlis Holdings SA	42,196	210,866

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Holding Co. ADMIE IPTO SA	71,894	$256,685
Intracom Holdings SA	51,869	211,384
Intralot SA-Integrated Information Systems & Gaming Services (a) (b)	184,151	228,820
Kri-Kri Milk Industry SA	5,745	128,197
LAMDA Development SA (b)	68,374	571,749
Piraeus Port Authority SA	4,561	218,552
Qualco Group SA (b)	12,844	98,804
Quest Holdings SA	26,300	218,070
Sarantis SA	30,771	495,105
StealthGas, Inc. (b)	29,737	208,754
Tsakos Energy Navigation Ltd.	16,827	377,261
		5,551,291
HONG KONG — 0.6%
Agritrade Resources Ltd. (b) (d)	1,595,000	—
Anxin-China Holdings Ltd. (b) (d)	2,248,000	—
Boshiwa International Holding Ltd. (a) (b) (d)	1,843,000	—
China Animal Healthcare Ltd. (b) (d)	1,059,700	—
China Dili Group (a) (b) (d)	1,900,000	—
China Huiyuan Juice Group Ltd. (b) (d)	1,494,400	—
China Metal Recycling Holdings Ltd. (a) (b) (d)	693,675	—
China Star Entertainment Ltd. (a) (b)	670,000	224,668
China Zhongwang Holdings Ltd. (a) (b) (d)	346,000	—
Chong Sing Holdings FinTech Group Ltd. (a) (b) (d)	9,212,000	—
Comba Telecom Systems Holdings Ltd.	1,270,000	396,493
CTEG (a) (b) (d)	3,217,900	—
Digital China Holdings Ltd. (a)	712,000	242,410
Fenbi Ltd. (a) (b)	676,000	178,043
GR Life Style Co. Ltd. (b)	512,000	153,268
Gushengtang Holdings Ltd. (a)	111,500	403,970
Hong Kong Robotics Group Holding Ltd. (b)	912,000	108,969
Huabao International Holdings Ltd.	563,000	288,607
Lumena Newmat (a) (b) (d)	104,532	—
Marketingforce Management Ltd. (a) (b)	80,700	363,090
MH Development NPV (b) (d)	27,600	—
National Agricultural Holdings Ltd. (a) (b) (d)	164,600	—
NH Health (a) (b) (d)	171,500	155,779
Nissin Foods Co. Ltd.	207,000	195,471
Real Gold Mining Ltd. (a) (b) (d)	251,500	—
Sinic Holdings Group Co. Ltd. (b) (d)	315,921	—
Skyworth Group Ltd. (a) (b)	577,099	347,735
SSY Group Ltd. (a)	1,030,000	374,497
Tech-Pro, Inc. (a) (b) (d)	6,035,100	—
Wasion Holdings Ltd.	362,000	799,018
Security Description	Shares	Value
Xiaocaiyuan International Holding Ltd. (a)	53,600	$64,663
		4,296,681
HUNGARY — 0.1%
4iG Nyrt (a) (b)	23,907	304,953
ANY Security Printing Co.	7,065	153,441
Opus Global Nyrt	78,112	131,178
		589,572
INDIA — 18.8%
63 Moons Technologies Ltd.	16,662	133,289
Aarti Drugs Ltd.	15,718	71,989
Aarti Industries Ltd.	131,582	547,384
Aarti Pharmalabs Ltd.	33,757	282,587
Aavas Financiers Ltd. (b)	34,770	566,351
Acme Solar Holdings Ltd.	51,088	134,991
Action Construction Equipment Ltd.	35,533	374,249
Acutaas Chemicals Ltd.	38,692	733,939
ADF Foods Ltd.	63,804	144,781
Aditya Birla Fashion & Retail Ltd. (b)	92,089	78,668
Aditya Birla Lifestyle Brands Ltd. (b)	211,099	299,646
Aditya Vision Ltd. (c)	34,114	185,241
Advanced Enzyme Technologies Ltd.	59,336	199,537
Advent Hotels International Pvt Ltd. (b)	13,227	32,904
Aether Industries Ltd. (b)	16,407	157,007
Afcons Infrastructure Ltd.	46,800	201,458
AGI Greenpac Ltd.	20,316	169,765
Ahluwalia Contracts India Ltd.	27,154	296,255
Ajax Engineering Ltd. (b)	21,047	139,050
Akzo Nobel India Ltd.	7,629	269,691
Alembic Ltd.	58,869	66,277
Alivus Life Sciences Ltd.	11,775	120,083
Alkyl Amines Chemicals	6,596	117,133
Allied Blenders & Distillers Ltd.	31,461	214,764
Alok Industries Ltd. (b)	1,077,355	192,146
Amara Raja Energy & Mobility Ltd.	100,073	1,012,706
Amrutanjan Health Care Ltd.	29,883	222,279
Antony Waste Handling Cell Ltd. (b) (c)	12,945	69,903
Anup Engineering Ltd.	7,851	195,936
Anupam Rasayan India Ltd.	24,336	357,109
Apcotex Industries Ltd.	23,544	98,048
Apeejay Surrendra Park Hotels Ltd.	48,469	72,289
Apollo Micro Systems Ltd.	113,362	343,065
Apollo Pipes Ltd.	38,612	126,302
Aptus Value Housing Finance India Ltd.	178,417	554,033
Archean Chemical Industries Ltd.	38,576	239,127
Arman Financial Services Ltd. (b)	4,787	82,948
Artemis Medicare Services Ltd.	31,460	94,874
Arvind Fashions Ltd.	70,087	389,232

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Arvind Ltd.	119,718	$422,306
Arvind SmartSpaces Ltd.	10,871	71,500
Ashapura Minechem Ltd.	39,816	389,236
Ashiana Housing Ltd.	47,238	151,548
Ashoka Buildcon Ltd. (b)	98,563	184,736
ASK Automotive Ltd.	20,864	111,111
ASM Technologies Ltd.	1,634	59,636
Astra Microwave Products Ltd.	41,053	448,192
Ather Energy Ltd. (b)	35,509	298,182
AurionPro Solutions Ltd.	23,449	270,208
Avalon Technologies Ltd. (b) (c)	25,039	244,848
Avantel Ltd.	109,052	191,328
Avanti Feeds Ltd.	35,443	328,071
Awfis Space Solutions Ltd. (b)	12,536	68,734
AXISCADES Technologies Ltd. (b)	15,028	221,292
Azad Engineering Ltd. (b)	14,849	273,060
Baazar Style Retail Ltd. (b)	19,019	57,927
Bajaj Consumer Care Ltd. (b)	49,407	140,834
Bajaj Electricals Ltd.	32,879	174,584
Bajaj Hindusthan Sugar Ltd. (b)	873,937	180,467
Bajel Projects Ltd. (b)	56,827	109,545
Balaji Amines Ltd.	4,916	61,314
Balmer Lawrie & Co. Ltd.	60,226	122,932
Balmer Lawrie Investments Ltd. Class A	155,446	125,959
Balrampur Chini Mills Ltd.	78,139	386,351
Balu Forge Industries Ltd.	39,533	266,062
Banco Products India Ltd.	37,791	289,636
Bansal Wire Industries Ltd. (b)	20,357	69,975
Bata India Ltd.	38,465	403,568
BEML Ltd.	24,212	501,026
BF Utilities Ltd. (b)	12,176	90,013
Bhagiradha Chemicals & Industries Ltd.	26,285	64,254
Bhansali Engineering Polymers Ltd.	59,568	60,105
Bharat Bijlee Ltd.	8,094	241,705
Bharat Rasayan Ltd.	3,032	75,261
Birla Corp. Ltd.	19,952	236,082
Birlasoft Ltd.	40,012	192,894
BL Kashyap & Sons Ltd. (b)	157,572	93,197
Black Box Ltd.	34,610	212,117
BlackBuck Ltd. (b)	25,295	191,304
BLS International Services Ltd.	71,429	255,185
Blue Dart Express Ltd.	1,396	85,752
Blue Jet Healthcare Ltd.	15,407	90,886
Bombay Burmah Trading Co.	12,053	253,332
Bombay Dyeing & Manufacturing Co. Ltd.	70,890	105,129
Bondada Engineering Ltd.	16,000	65,608
Borosil Ltd. (b)	18,918	59,282
Borosil Renewables Ltd. (b)	37,858	228,780
Bosch Home Comfort India Ltd.	6,314	100,366
Camlin Fine Sciences Ltd. (b)	83,750	138,280
Campus Activewear Ltd.	80,640	235,022
Can Fin Homes Ltd.	65,233	675,015
Security Description	Shares	Value
Capacit'e Infraprojects Ltd. (b)	26,282	$74,390
Caplin Point Laboratories Ltd.	16,445	336,312
Capri Global Capital Ltd.	224,379	456,450
Carborundum Universal Ltd.	88,129	839,231
Care Ratings Ltd.	18,261	325,055
Cartrade Tech Ltd. (b)	26,243	825,194
Carysil Ltd.	22,167	221,647
CCL Products India Ltd.	48,119	505,499
CE Info Systems Ltd.	10,491	201,604
Ceat Ltd.	14,575	618,258
Ceinsys Tech Ltd.	4,026	48,755
Cello World Ltd.	13,239	79,857
Cemindia Projects Ltd.	55,280	484,872
Centum Electronics Ltd.	2,857	74,277
Century Enka Ltd.	22,101	108,453
Century Plyboards India Ltd.	46,668	430,337
Cera Sanitaryware Ltd.	3,767	219,429
Chemplast Sanmar Ltd. (b)	53,184	154,559
Chennai Petroleum Corp. Ltd.	28,545	265,571
Chennai Super Kings Cricket Ltd. (b) (d)	418,560	—
Choice International Ltd. (b)	43,762	407,265
CIE Automotive India Ltd.	19,526	92,221
Cigniti Technologies Ltd. (b)	13,239	241,037
City Union Bank Ltd.	222,935	721,294
Clean Science & Technology Ltd.	28,576	278,529
CMS Info Systems Ltd.	97,243	367,314
Concord Biotech Ltd.	34,987	523,796
Confidence Petroleum India Ltd.	110,703	45,018
Cosmo First Ltd.	9,598	73,406
Craftsman Automation Ltd.	8,107	693,582
CSB Bank Ltd. (b)	70,056	357,843
Cupid Ltd. (b)	102,515	590,937
Cyient DLM Ltd. (b)	13,655	63,163
Cyient Ltd.	36,672	456,077
Data Patterns India Ltd.	17,720	517,842
Datamatics Global Services Ltd.	25,099	226,124
DB Corp. Ltd.	39,623	115,810
DCB Bank Ltd.	192,314	368,241
DCW Ltd.	99,887	64,780
Dcx Systems Ltd. (b)	58,080	124,859
Deccan Gold Mines Ltd. (b)	144,977	147,027
Dhanuka Agritech Ltd.	6,215	81,581
Diamond Power Infrastructure Ltd. (b)	46,868	71,987
Digitide Solutions Ltd. (b)	72,520	106,586
Dilip Buildcon Ltd. (c)	40,473	214,705
Dish TV India Ltd. (b)	457,189	20,245
Dishman Carbogen Amcis Ltd. (b)	77,898	214,585
Dodla Dairy Ltd.	24,108	335,497
Doms Industries Ltd.	8,965	260,872
Dr. Agarwal's Health Care Ltd. (b)	61,024	345,146
Dynamatic Technologies Ltd. (b)	2,133	222,414
Edelweiss Financial Services Ltd.	402,134	483,477
EFCI Ltd. (b)	23,132	77,493
Elecon Engineering Co. Ltd.	64,608	346,081

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Electronics Mart India Ltd. (b)	53,134	$60,985
Electrosteel Castings Ltd.	209,343	182,652
Elgi Equipments Ltd.	160,138	844,080
Embassy Developments Ltd. (b)	402,642	263,502
EMS Ltd.	11,449	55,277
eMudhra Ltd.	19,480	122,791
Engineers India Ltd.	145,841	326,538
Entero Healthcare Solutions Ltd. (b)	5,822	66,499
Enviro Infra Engineers Ltd. (b)	28,091	64,355
Epack Durable Ltd. (b)	19,048	59,817
Epigral Ltd.	9,038	122,690
EPL Ltd.	88,574	212,084
Equitas Small Finance Bank Ltd. (b) (c)	261,857	183,517
ESAB India Ltd.	2,986	202,357
Ethos Ltd. (b)	8,097	268,181
Eureka Forbes Ltd. (b)	48,328	332,728
Eveready Industries India Ltd.	31,550	115,400
Exicom Tele-Systems Ltd. (b)	75,683	98,848
FDC Ltd. (b)	33,697	158,626
Fedbank Financial Services Ltd. (b)	45,667	76,666
FIEM Industries Ltd.	12,827	322,589
Fine Organic Industries Ltd.	4,995	228,756
Fineotex Chemical Ltd.	430,218	118,038
Finolex Cables Ltd.	43,803	365,369
Finolex Industries Ltd.	104,502	202,320
Five-Star Business Finance Ltd.	123,881	751,657
G R Infraprojects Ltd.	14,623	162,484
Gabriel India Ltd.	50,251	564,573
Galaxy Surfactants Ltd.	7,008	159,794
Gallantt Ispat Ltd.	44,839	268,422
Ganesh Housing Ltd.	23,193	207,082
Ganesha Ecosphere Ltd.	11,048	104,550
Garware Hi-Tech Films Ltd.	5,751	198,989
Garware Technical Fibres Ltd.	29,131	226,084
Gateway Distriparks Ltd.	178,297	118,350
Genesys International Corp. Ltd. (b)	12,087	58,761
Genus Power Infrastructures Ltd.	97,749	328,007
Geojit Financial Services Ltd.	67,438	55,696
GHCL Ltd.	49,172	308,941
Globus Spirits Ltd.	3,893	46,116
GMM Pfaudler Ltd.	21,305	261,811
GMR Power & Urban Infra Ltd. (b)	249,555	309,058
Go Fashion India Ltd. (b)	24,026	123,472
Godawari Power & Ispat Ltd.	140,155	414,901
Godrej Agrovet Ltd. (c)	34,030	216,267
Gokaldas Exports Ltd. (b)	47,402	391,380
Goodluck India Ltd.	15,032	181,914
Granules India Ltd.	104,511	695,931
Graphite India Ltd.	49,615	354,230
Grauer & Weil India Ltd.	85,188	70,536
Gravita India Ltd.	19,443	401,885
Great Eastern Shipping Co. Ltd.	59,672	749,556
Security Description	Shares	Value
Greaves Cotton Ltd.	85,995	$183,415
Greenlam Industries Ltd.	85,344	230,548
Greenpanel Industries Ltd.	63,596	162,147
Greenply Industries Ltd.	54,379	162,388
Grindwell Norton Ltd.	33,323	579,894
Gufic Biosciences Ltd.	41,872	156,532
Gujarat Alkalies & Chemicals Ltd.	14,873	83,442
Gujarat Ambuja Exports Ltd.	125,582	192,552
Gujarat Industries Power Co. Ltd.	40,997	71,435
Gujarat Mineral Development Corp. Ltd.	56,166	374,161
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	53,290	292,747
Gujarat Pipavav Port Ltd.	167,694	339,626
Gujarat State Fertilizers & Chemicals Ltd.	163,152	331,353
Gujarat State Petronet Ltd.	137,992	470,186
Gujarat Themis Biosyn Ltd.	18,630	91,544
Gulf Oil Lubricants India Ltd.	7,056	94,238
Happiest Minds Technologies Ltd.	43,729	223,998
Happy Forgings Ltd.	14,421	184,371
Harsha Engineers Ltd. (c)	40,908	170,952
Hathway Cable & Datacom Ltd. (b)	916,887	126,802
HealthCare Global Enterprises Ltd. (b)	27,906	205,540
HEG Ltd.	59,440	412,571
HeidelbergCement India Ltd.	27,153	52,796
Hemisphere Properties India Ltd. (b)	69,384	105,829
Heritage Foods Ltd.	20,832	106,687
Hester Biosciences Ltd.	3,282	58,414
HFCL Ltd.	368,441	277,890
HG Infra Engineering Ltd.	13,128	110,116
Hikal Ltd.	52,471	132,422
Himatsingka Seide Ltd.	53,842	68,243
Hind Rectifiers Ltd.	4,088	68,716
Hinduja Global Solutions Ltd. (b)	5,133	25,434
Hindustan Construction Co. Ltd. (b)	1,310,698	276,199
Hindustan Foods Ltd. (b)	35,921	207,422
Hindustan Oil Exploration Co. Ltd. (b)	73,617	127,807
Hindware Home Innovation Ltd. (b)	54,502	161,815
Hle Glascoat Ltd.	20,676	101,023
Home First Finance Co. India Ltd. (c)	51,702	634,027
Honasa Consumer Ltd. (b)	87,946	280,092
Honda India Power Products Ltd.	2,607	68,160
HPL Electric & Power Ltd.	29,527	133,871
Hubtown Ltd. (b)	20,556	56,559
ICRA Ltd.	2,154	145,602
ideaForge Technology Ltd. (b)	14,079	73,434
IFB Industries Ltd. (b)	6,159	106,899
IFCI Ltd. (b)	146,010	85,937
IIFL Capital Services Ltd.	83,194	336,231

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Imagicaaworld Entertainment Ltd. (b)	107,044	$55,047
Indegene Ltd.	29,953	173,444
India Cements Ltd. (b)	87,353	423,016
India Glycols Ltd.	28,868	326,389
India Pesticides Ltd.	74,575	143,451
India Shelter Finance Corp. Ltd.	20,947	187,343
Indiabulls Ltd. (b)	957,222	183,927
IndiaMart InterMesh Ltd. (c)	12,787	316,334
Indian Energy Exchange Ltd. (c)	314,083	469,031
Indian Metals & Ferro Alloys Ltd.	7,659	127,157
Indo Count Industries Ltd.	80,971	254,410
Indoco Remedies Ltd.	23,953	62,521
Indraprastha Medical Corp. Ltd.	24,053	119,918
Infibeam Avenues Ltd. (b)	1,246,011	230,960
Ingersoll Rand India Ltd.	6,101	237,376
Innova Captab Ltd. (b)	12,824	102,744
Inox Green Energy Services Ltd. (b)	102,696	240,345
INOX India Ltd.	9,009	113,676
Intellect Design Arena Ltd.	62,216	672,142
International Gemmological Institute India Ltd.	51,679	192,619
IOL Chemicals & Pharmaceuticals Ltd.	101,284	92,698
ION Exchange India Ltd.	54,190	229,471
IRCON International Ltd. (c)	107,181	211,847
ISGEC Heavy Engineering Ltd.	27,455	278,416
J Kumar Infraprojects Ltd.	44,399	287,869
Jai Balaji Industries Ltd. (b)	186,624	150,102
Jain Irrigation Systems Ltd. (b)	351,206	164,663
Jaiprakash Power Ventures Ltd. (b)	3,146,543	601,446
Jammu & Kashmir Bank Ltd.	237,804	265,375
Jamna Auto Industries Ltd.	141,519	199,306
Jana Small Finance Bank Ltd. (b)	15,789	74,712
Jash Engineering Ltd.	14,277	69,884
Jayaswal NECO Industries Ltd. (b)	125,697	122,817
JBM Auto Ltd.	12,281	85,720
Jindal Saw Ltd.	46,460	86,811
Jindal Worldwide Ltd. (b)	307,041	99,683
JK Lakshmi Cement Ltd.	43,813	379,296
JK Paper Ltd.	51,470	203,923
JK Tyre & Industries Ltd.	82,985	464,139
JTEKT India Ltd.	64,020	100,326
JTL Industries Ltd.	94,640	62,957
Jubilant Ingrevia Ltd.	52,132	408,016
Jubilant Pharmova Ltd.	45,801	546,935
Juniper Hotels Ltd. (b)	24,272	68,693
Jupiter Life Line Hospitals Ltd.	13,633	211,352
Jupiter Wagons Ltd.	74,130	280,216
Just Dial Ltd. (b)	14,485	116,890
Jyothy Labs Ltd.	24,081	75,729
Jyoti Structures Ltd. (b)	88,255	9,584
Kalyani Steels Ltd.	20,256	173,759
Karnataka Bank Ltd.	111,064	253,936
Security Description	Shares	Value
Kaveri Seed Co. Ltd.	16,369	$179,572
KCP Ltd.	69,007	138,299
KDDL Ltd.	5,379	148,737
Kennametal India Ltd.	1,843	42,963
Kernex Microsystems India Ltd. (b)	6,372	86,442
Keystone Realtors Ltd.	13,624	79,838
Kingfa Science & Technology India Ltd. (b)	2,595	128,203
Kiri Industries Ltd. (b)	46,062	371,707
Kirloskar Brothers Ltd.	19,873	356,027
Kirloskar Ferrous Industries Ltd.	48,492	259,538
Kirloskar Industries Ltd.	1,578	55,766
Kirloskar Oil Engines Ltd.	57,797	783,750
Kirloskar Pneumatic Co. Ltd.	29,526	348,152
Kitex Garments Ltd.	34,993	70,718
KNR Constructions Ltd.	95,869	173,628
Kolte-Patil Developers Ltd. (b)	32,804	145,882
Kovai Medical Center & Hospital Ltd.	1,404	89,843
KP Energy Ltd.	23,556	92,857
KPI Green Energy Ltd. (c)	61,857	345,969
KRBL Ltd.	50,431	221,353
KRN Heat Exchanger & Refrigeration Ltd. (b)	8,650	70,019
Krsnaa Diagnostics Ltd.	8,354	67,047
KSB Ltd.	37,092	311,475
LA Opala RG Ltd.	45,614	102,490
Latent View Analytics Ltd. (b)	34,613	176,648
Laxmi Organic Industries Ltd.	26,855	50,552
Le Travenues Technology Ltd. (b)	81,707	231,768
Lemon Tree Hotels Ltd. (b) (c)	350,722	621,455
LG Balakrishnan & Bros Ltd.	16,472	327,958
Lloyds Engineering Works Ltd. (e)	337,654	210,453
Lloyds Engineering Works Ltd. (e)	86,922	36,547
Lloyds Enterprises Ltd. (e)	233,832	155,447
Lloyds Enterprises Ltd. (b) (e)	45,480	20,276
LMW Ltd.	4,108	684,808
LT Foods Ltd.	131,165	568,342
Lumax Auto Technologies Ltd.	30,805	529,357
Lumax Industries Ltd.	1,685	97,824
Magellanic Cloud Ltd.	141,875	41,041
Mahanagar Gas Ltd.	16,604	209,879
Mahanagar Telephone Nigam Ltd. (b)	180,135	72,151
Maharashtra Seamless Ltd.	29,532	184,445
Mahindra Holidays & Resorts India Ltd. (b)	74,290	255,570
Mahindra Lifespace Developers Ltd.	76,422	335,518
Mahindra Logistics Ltd. (c)	22,251	78,379
Maithan Alloys Ltd.	6,256	70,996
Man Industries India Ltd. (b)	39,273	168,904
Man Infraconstruction Ltd.	158,777	225,907
Mangalam Cement Ltd.	9,669	82,630
Manorama Industries Ltd.	10,469	155,522
Marathon Nextgen Realty Ltd.	11,708	72,433
Marksans Pharma Ltd.	179,397	359,854

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Marsons Ltd.	37,437	$62,041
MAS Financial Services Ltd. (c)	60,325	217,193
Mastek Ltd.	12,472	284,591
Max Estates Ltd. (b)	34,088	170,707
Mayur Uniquoters Ltd.	37,873	208,707
Medi Assist Healthcare Services Ltd. (b) (c)	29,834	152,507
Medplus Health Services Ltd. (b)	33,287	298,985
Metropolis Healthcare Ltd. (c)	14,120	303,029
Minda Corp. Ltd.	49,170	314,071
Mishra Dhatu Nigam Ltd. (c)	64,018	244,628
MM Forgings Ltd.	14,342	57,860
MMTC Ltd. (b)	101,581	75,983
MOIL Ltd.	55,988	229,578
Mold-Tek Packaging Ltd.	15,182	103,579
Monarch Networth Capital Ltd.	42,858	146,914
Morepen Laboratories Ltd.	214,152	97,856
Moschip Technologies Ltd. (b)	68,433	156,640
MPS Ltd.	7,078	160,036
Mrs Bectors Food Specialities Ltd.	129,355	331,593
MSTC Ltd.	16,451	95,709
MTAR Technologies Ltd. (b)	14,060	378,049
Nalwa Sons Investments Ltd. (b)	1,289	93,513
Natco Pharma Ltd.	18,507	185,946
National Fertilizers Ltd.	149,885	152,604
Nava Ltd.	88,654	559,664
Navneet Education Ltd.	57,716	92,187
Nazara Technologies Ltd. (b)	126,366	384,598
NCC Ltd.	223,661	399,248
NELCO Ltd.	7,563	61,385
Neogen Chemicals Ltd.	11,258	148,329
NESCO Ltd.	19,798	269,856
Netweb Technologies India Ltd.	10,611	367,255
Network People Services Technologies Ltd.	3,329	51,787
Network18 Media & Investments Ltd. (b)	332,900	160,710
Neuland Laboratories Ltd.	5,284	892,137
Newgen Software Technologies Ltd.	44,477	418,199
NIIT Learning Systems Ltd.	57,483	254,768
NIIT Ltd.	56,956	57,691
Nitin Spinners Ltd.	41,321	144,749
NMDC Steel Ltd. (b)	965,715	475,447
NOCIL Ltd.	79,169	135,666
Northern Arc Capital Ltd. (b)	28,002	77,685
NRB Bearings Ltd.	66,197	198,231
Nucleus Software Exports Ltd.	6,641	67,637
Nuvoco Vistas Corp. Ltd. (b)	90,580	358,725
Olectra Greentech Ltd.	28,696	382,807
Optiemus Infracom Ltd. (b)	15,614	87,677
Orient Cement Ltd.	70,387	133,813
Orient Electric Ltd.	63,197	123,842
Orient Green Power Co. Ltd. (b)	992,291	127,294
Orissa Minerals Development Co. Ltd. (b)	2,663	148,395
Security Description	Shares	Value
Paisalo Digital Ltd.	255,231	$102,996
Paradeep Phosphates Ltd. (c)	253,033	463,700
Parag Milk Foods Ltd. Class F (c)	77,715	251,140
Paras Defence & Space Technologies Ltd.	36,305	276,450
Patel Engineering Ltd. (b)	589,098	188,240
PC Jeweller Ltd. (b)	1,540,306	163,320
PCBL Chemical Ltd.	109,974	368,907
PDS Ltd.	35,094	145,816
Pearl Global Industries Ltd.	13,509	242,121
Pennar Industries Ltd. (b)	57,221	130,187
PG Electroplast Ltd.	88,110	563,974
Piccadily Agro Industries Ltd. (b)	14,018	88,253
Pilani Investment & Industries Corp. Ltd.	2,947	171,270
Pitti Engineering Ltd.	15,395	140,839
PNC Infratech Ltd.	83,118	232,747
Pokarna Ltd.	15,083	139,269
Polyplex Corp. Ltd.	13,803	128,195
Pondy Oxides & Chemicals Ltd.	5,844	94,546
Power Mech Projects Ltd.	7,987	203,640
Praj Industries Ltd.	84,931	304,839
Prakash Industries Ltd.	82,214	134,189
Precision Wires India Ltd.	48,869	128,888
Premier Explosives Ltd.	15,333	89,520
Pricol Ltd.	47,319	348,051
Prime Focus Ltd. (b)	73,473	192,570
Prism Johnson Ltd. (b)	88,142	133,312
Privi Speciality Chemicals Ltd.	8,709	271,737
Procter & Gamble Health Ltd.	5,151	326,840
Protean eGov Technologies Ltd.	24,573	206,499
Prudent Corporate Advisory Services Ltd.	7,993	226,630
PSP Projects Ltd. (b)	9,146	88,281
PTC India Financial Services Ltd. (b)	354,072	131,970
PTC India Ltd.	175,841	315,706
Punjab Chemicals & Crop Protection Ltd.	6,317	85,106
Puravankara Ltd. (b)	65,746	174,995
PVR Inox Ltd. (b)	47,556	537,151
Quality Power Electrical Equipments Ltd.	7,184	58,408
Quess Corp. Ltd. (c)	37,893	86,676
R Systems International Ltd.	33,592	151,199
Railtel Corp. of India Ltd.	83,768	346,286
Rain Industries Ltd.	126,384	203,808
Rainbow Children's Medicare Ltd.	32,214	473,106
Rallis India Ltd.	62,405	194,409
Ramco Industries Ltd.	54,560	189,061
Ramkrishna Forgings Ltd.	33,525	195,135
Ramky Infrastructure Ltd. (b)	25,694	159,188
Rane Holdings Ltd.	4,161	63,105
Rashtriya Chemicals & Fertilizers Ltd.	147,957	240,736
Rategain Travel Technologies Ltd. (b)	34,727	267,254

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ratnamani Metals & Tubes Ltd.	8,759	$231,986
RattanIndia Enterprises Ltd. (b)	234,445	107,650
RattanIndia Power Ltd. (b)	1,879,255	197,377
Raymond Lifestyle Ltd. (b)	17,760	205,996
Raymond Ltd. (b)	21,432	101,879
Raymond Realty Ltd. (b)	23,580	137,039
RBL Bank Ltd. (c)	321,051	1,128,044
Redtape Ltd.	105,999	146,145
Refex Industries Ltd.	47,405	137,079
Relaxo Footwears Ltd.	15,234	68,543
Reliance Infrastructure Ltd. (b)	171,406	313,789
Reliance Power Ltd. (b)	1,738,299	674,011
Religare Enterprises Ltd. (b)	74,384	204,226
Repco Home Finance Ltd.	44,782	206,697
Responsive Industries Ltd.	81,063	180,670
Restaurant Brands Asia Ltd. (b)	250,204	175,656
Rhi Magnesita India Ltd.	45,119	230,441
RITES Ltd.	98,979	267,393
Rolex Rings Ltd. (b)	93,458	133,897
Rossari Biotech Ltd.	22,451	145,415
RPG Life Sciences Ltd.	3,713	95,936
RPSG Ventures Ltd. (b)	11,050	92,422
RR Kabel Ltd.	14,642	236,655
Safari Industries India Ltd.	17,040	412,239
Sagar Cements Ltd. (b)	25,054	59,773
Sai Silks Kalamandir Ltd.	44,715	78,048
Saksoft Ltd.	66,965	148,005
Salzer Electronics Ltd.	8,576	65,365
SAMHI Hotels Ltd. (b)	82,526	167,909
Sammaan Capital Ltd. (b)	494,077	800,599
Sandhar Technologies Ltd.	14,074	86,139
Sandur Manganese & Iron Ores Ltd.	145,773	393,775
Sangam India Ltd.	17,360	96,178
Sanghvi Movers Ltd.	30,444	117,045
Sanofi Consumer Healthcare India Ltd.	1,378	69,298
Sanofi India Ltd.	5,848	265,934
Sansera Engineering Ltd. (c)	22,663	422,854
Sapphire Foods India Ltd. (b)	102,098	291,994
Saregama India Ltd.	49,734	194,223
Sasken Technologies Ltd.	7,857	133,093
Satin Creditcare Network Ltd. (b)	56,285	90,027
SBFC Finance Ltd. (b)	329,932	381,950
Senco Gold Ltd.	13,588	48,068
Senores Pharmaceuticals Ltd. (b)	9,557	87,426
Sequent Scientific Ltd. (b)	108,630	252,046
SG Mart Ltd. (b)	40,317	168,684
Shaily Engineering Plastics Ltd.	13,174	331,492
Shakti Pumps India Ltd.	35,625	287,027
Shanthi Gears Ltd.	10,755	56,306
Sharda Cropchem Ltd.	20,733	201,403
Sharda Motor Industries Ltd.	7,918	82,841
Share India Securities Ltd.	54,108	100,294
Sheela Foam Ltd. (b)	23,355	151,894
Shilchar Technologies Ltd.	2,277	96,953
Security Description	Shares	Value
Shilpa Medicare Ltd.	71,376	$255,035
Shipping Corp. of India Land & Assets Ltd.	250,883	130,606
Shipping Corp. of India Ltd.	133,465	344,148
Shivalik Bimetal Controls Ltd.	20,919	100,011
Shoppers Stop Ltd. (b)	40,218	172,230
Shree Renuka Sugars Ltd. (b)	777,028	225,900
Shriram Properties Ltd. (b)	71,233	67,382
Sigachi Industries Ltd.	156,137	54,061
SignatureGlobal India Ltd. (b)	7,490	93,951
Sika Interplant Systems Ltd.	6,280	63,688
Sindhu Trade Links Ltd. (b)	276,788	60,760
SIS Ltd. (b)	22,931	85,061
Siyaram Silk Mills Ltd.	10,456	73,552
SJS Enterprises Ltd.	17,226	325,721
Skipper Ltd.	22,792	110,322
SKY Gold & Diamonds Ltd. (b)	25,274	93,822
SML Mahindra Ltd.	6,017	266,161
Sobha Ltd.	30,364	492,996
Solara Active Pharma Sciences Ltd. (b)	21,877	137,511
Som Distilleries & Breweries Ltd. (b)	145,266	173,858
Somany Ceramics Ltd.	13,973	62,170
Sonata Software Ltd.	80,078	320,608
South Indian Bank Ltd.	725,826	309,455
Spandana Sphoorty Financial Ltd. (b)	24,701	74,024
SpiceJet Ltd. (b)	340,560	112,687
Star Cement Ltd.	82,568	207,165
Steel Strips Wheels Ltd.	41,759	89,995
Sterling & Wilson Renewable (b)	73,836	175,949
Sterlite Technologies Ltd. (b)	160,200	183,942
STL Networks Ltd. (b)	95,630	23,578
Stove Kraft Ltd.	7,682	49,038
Strides Pharma Science Ltd.	48,409	484,928
Stylam Industries Ltd. (b)	5,645	140,021
Styrenix Performance Materials Ltd.	6,654	146,303
Subros Ltd.	12,486	120,311
Sudarshan Chemical Industries Ltd.	32,894	346,839
Sula Vineyards Ltd.	33,398	80,660
Sun Pharma Advanced Research Co. Ltd. (b)	51,969	77,740
Sundaram-Clayton Ltd.	7,388	100,579
Sunflag Iron & Steel Co. Ltd.	43,204	130,579
Sunteck Realty Ltd.	38,651	170,314
Suprajit Engineering Ltd.	72,362	373,164
Supreme Petrochem Ltd.	24,216	174,050
Supriya Lifescience Ltd.	22,636	189,264
Surya Roshni Ltd.	80,848	247,592
Suryoday Small Finance Bank Ltd. (b)	54,894	86,024
Suven Life Sciences Ltd. (b)	59,519	110,106
Swan Corp. Ltd.	67,425	351,718
Swaraj Engines Ltd.	5,178	206,102

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Symphony Ltd.	13,835	$135,742
Syrma SGS Technology Ltd.	51,522	420,267
Talbros Automotive Components Ltd.	25,218	77,144
Tamilnad Mercantile Bank Ltd.	33,661	192,425
Tanfac Industries Ltd.	2,613	123,288
Tanla Platforms Ltd.	42,889	250,760
TARC Ltd. (b)	43,355	82,393
Tasty Bite Eatables Ltd.	716	62,399
Tata Teleservices Maharashtra Ltd. (b)	126,671	69,861
Tatva Chintan Pharma Chem Pvt Ltd.	15,731	233,516
Tbo Tek Ltd. (b)	13,278	245,633
TCI Express Ltd.	7,802	49,922
TCPL Packaging Ltd.	2,220	74,334
TD Power Systems Ltd.	87,199	681,113
TeamLease Services Ltd. (b)	7,535	130,539
Technocraft Industries India Ltd.	7,191	180,136
Tega Industries Ltd.	13,650	296,253
Tejas Networks Ltd. (c)	39,855	199,387
Texmaco Rail & Engineering Ltd.	141,312	215,900
Thanga Mayil Jewellery Ltd.	8,782	314,827
Thirumalai Chemicals Ltd. (b)	73,053	191,826
Thomas Cook India Ltd.	109,605	181,371
Thyrocare Technologies Ltd. (c)	22,821	113,166
Tilaknagar Industries Ltd.	72,536	369,179
Time Technoplast Ltd.	192,742	403,178
Timex Group India Ltd. (b)	21,052	80,620
Tips Music Ltd.	38,660	237,540
Titagarh Rail System Ltd.	58,489	580,436
Tourism Finance Corp. of India Ltd.	255,041	184,954
Transformers & Rectifiers India Ltd.	77,470	245,866
Transport Corp. of India Ltd.	19,308	231,577
Transrail Lighting Ltd.	8,880	55,036
Trident Ltd.	261,125	77,658
Triveni Engineering & Industries Ltd.	80,995	351,720
Triveni Turbine Ltd.	94,606	566,556
TTK Prestige Ltd.	15,439	105,976
TVS Srichakra Ltd.	2,131	99,753
TVS Supply Chain Solutions Ltd. (b)	116,226	144,469
Uflex Ltd.	33,471	186,870
Ujjivan Small Finance Bank Ltd. (b) (c)	434,338	256,072
Unichem Laboratories Ltd. (b)	28,288	139,065
Universal Cables Ltd.	22,851	225,893
Usha Martin Ltd.	116,870	590,335
UTI Asset Management Co. Ltd.	54,385	683,448
V2 Retail Ltd. (b)	7,884	214,715
VA Tech Wabag Ltd.	28,944	419,704
Vadilal Industries Ltd.	2,056	112,866
Vaibhav Global Ltd.	56,178	146,053
Valor Estate Ltd. (b)	176,165	232,340
Security Description	Shares	Value
Vardhman Textiles Ltd.	71,963	$350,330
Varroc Engineering Ltd. (c)	30,558	200,797
Vascon Engineers Ltd. (b)	130,880	65,950
Veedol Corp. Ltd.	7,053	128,670
Venky's India Ltd.	700	11,820
Ventive Hospitality Ltd. (b)	9,463	80,322
Venus Pipes & Tubes Ltd. (c)	9,755	125,943
Vesuvius India Ltd.	66,055	353,207
V-Guard Industries Ltd.	136,206	497,061
Vijaya Diagnostic Centre Ltd.	30,365	358,450
Vimta Labs Ltd.	8,665	58,355
Vindhya Telelinks Ltd.	10,185	158,941
VIP Industries Ltd. (b)	51,076	217,364
Vishnu Chemicals Ltd.	14,314	86,079
V-Mart Retail Ltd. (b)	22,050	175,484
Voltamp Transformers Ltd.	2,822	246,534
VRL Logistics Ltd.	46,314	138,201
VST Tillers Tractors Ltd.	3,302	230,072
Waaree Renewable Technologies Ltd.	18,048	194,296
Walchandnagar Industries Ltd. (b)	59,702	125,549
Websol Energy System Ltd. (b)	193,190	192,847
Welspun Enterprises Ltd.	55,017	318,364
Welspun Living Ltd.	70,192	101,970
West Coast Paper Mills Ltd.	19,491	89,421
Westlife Foodworld Ltd.	41,711	260,139
Wheels India Ltd.	19,728	188,831
Whirlpool of India Ltd.	41,150	411,640
Windsor Machines Ltd. (b)	22,981	68,984
Wonderla Holidays Ltd.	14,658	85,652
WPIL Ltd.	32,647	149,343
XPRO India Ltd.	12,268	129,901
Yatharth Hospital & Trauma Care Services Ltd. Class C (b)	27,796	210,961
Zaggle Prepaid Ocean Services Ltd. (b)	45,267	175,167
Zee Entertainment Enterprises Ltd.	594,067	594,600
Zen Technologies Ltd.	28,435	432,918
Zydus Wellness Ltd.	54,270	274,492
		139,422,507
INDONESIA — 2.2%
AKR Corporindo Tbk. PT	7,904,800	597,304
Astra Agro Lestari Tbk. PT	888,322	392,886
Astra Otoparts Tbk. PT	2,487,500	401,282
Bank BTPN Syariah Tbk. PT	3,062,324	221,295
Bank Danamon Indonesia Tbk. PT	2,390,788	354,138
Bank Jago Tbk. PT (b)	3,062,200	362,689
Bank OCBC Nisp Tbk. PT	6,594,700	541,813
Bank Pan Indonesia Tbk. PT	4,168,900	270,010
Bank Tabungan Negara Persero Tbk. PT	5,831,299	410,901
Blue Bird Tbk. PT	1,562,000	159,244
Bukit Asam Tbk. PT	2,380,400	329,759
Bumi Serpong Damai Tbk. PT (b)	8,625,600	468,136
Bumitama Agri Ltd.	648,400	680,669

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dharma Satya Nusantara Tbk. PT	4,308,100	$397,870
Gudang Garam Tbk. PT	337,100	283,022
Harum Energy Tbk. PT (b)	4,286,970	276,371
Indika Energy Tbk. PT	1,993,500	267,793
Indo Tambangraya Megah Tbk. PT	401,100	526,181
Indocement Tunggal Prakarsa Tbk. PT	1,379,500	618,397
Inti Agri Resources Tbk. PT (b) (d)	258,200	—
ITSEC Asia Tbk. PT (b)	1,246,100	134,138
Japfa Comfeed Indonesia Tbk. PT	4,611,947	724,636
Jasa Marga Persero Tbk. PT	1,255,500	256,747
Matahari Department Store Tbk. PT	1,262,000	128,660
Medco Energi Internasional Tbk. PT	5,979,200	482,280
Medikaloka Hermina Tbk. PT	7,311,653	602,910
Mitra Adiperkasa Tbk. PT	7,118,500	497,334
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,318,085	575,057
Pacific Strategic Financial Tbk. PT (b)	7,237,800	633,714
Pam Mineral Tbk. PT	1,325,700	96,595
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,544,923	254,044
Raharja Energi Cepu PT	697,000	411,721
Rimo International Lestari Tbk. PT (b) (d)	100,200	—
Rukun Raharja Tbk. PT	482,100	176,360
Saratoga Investama Sedaya Tbk. PT	2,314,100	219,267
Sawit Sumbermas Sarana Tbk. PT	3,066,800	282,311
Selamat Sempurna Tbk. PT	2,786,600	291,611
Semen Indonesia Persero Tbk. PT	2,994,500	474,092
Siloam International Hospitals Tbk. PT (b)	831,900	136,696
Solusi Sinergi Digital Tbk. PT	1,457,400	284,051
Sumber Tani Agung Resources Tbk. PT	5,284,800	423,101
Surya Semesta Internusa Tbk. PT	2,644,300	266,412
TBS Energi Utama Tbk. PT	1,081,300	47,986
Timah Tbk. PT	3,671,412	684,743
Trada Alam Minera Tbk. PT (b) (d)	6,757,200	—
Transcoal Pacific Tbk. PT	570,400	311,283
Triputra Agro Persada PT	4,359,900	392,195
Ultrajaya Milk Industry & Trading Co. Tbk. PT	2,491,700	215,175
		16,562,879
IRAQ — 0.0% *
United Energy Group Ltd. (a)	4,878,000	275,753
KUWAIT — 1.7%
A'ayan Leasing & Investment Co. KSCP	210,303	157,300
Agility Public Warehousing Co. KSCC	1,460,084	669,502
Al Mazaya Holding Co. KSCP (b)	444,175	106,458
Al Safat Investment Co.	134,061	116,404
Security Description	Shares	Value
Ali Alghanim Sons Automotive Co. KSCC	94,318	$346,906
Alimtiaz Investment Group KSC (b)	492,580	94,832
Arabi Group Holding KSC (b) (d)	287,929	270,372
Arzan Financial Group for Financing & Investment KPSC	418,423	506,190
Boubyan Petrochemicals Co. KSCP	256,898	490,404
Combined Group Contracting Co. SAK	52,517	195,893
Commercial Real Estate Co. KSC	1,141,423	753,525
Gulf Cables & Electrical Industries Group Co. KSCP	101,781	695,090
Heavy Engineering & Ship Building Co. KSCP Class B	86,620	241,973
Humansoft Holding Co. KSC	64,733	552,809
IFA Hotels & Resorts-KPSC (b)	33,298	113,484
Integrated Holding Co. KCSC	153,642	224,842
International Financial Advisors KSC (b)	563,104	853,354
Jazeera Airways Co. KSCP	59,184	312,953
Kuwait Business Town Real Estate Co. KSCP	245,339	77,072
Kuwait Cement Co. KSC	130,623	180,536
Kuwait International Bank KSCP	680,154	606,056
Kuwait Investment Co. SAK	113,311	85,858
Kuwait Projects Co. Holding KSCP (b)	487,491	126,034
Kuwait Real Estate Co. KSC (b)	430,235	537,269
Kuwait Telecommunications Co.	201,042	451,119
Mezzan Holding Co. KSCC	89,029	361,906
National Industries Group Holding SAK	1,440,271	1,400,459
National Investments Co. KSCP	449,725	441,681
National Real Estate Co. KPSC (b)	773,740	181,168
Noor Financial Investment Co. KSC	144,358	206,561
Oula Fuel Marketing Co.	87,285	80,898
Rasiyat Holding Co. (b)	92,471	119,987
Real Estate Trade Centers Co. KSC (b)	21,813	30,006
Salhia Real Estate Co. KSCP	315,810	401,567
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	333,016	161,364
United Real Estate Co. SAKP (b)	113,143	97,505
		12,249,337
MALAYSIA — 3.9%
Aeon Co. M Bhd.	376,000	100,069
AEON Credit Service M Bhd.	108,700	153,755
AFFIN Bank Bhd. (b)	685,142	396,768
AirAsia X Bhd. (b)	778,986	334,016
Alliance Bank Malaysia Bhd.	821,864	1,022,773
Allianz Malaysia Bhd.	23,100	114,418
Alpha IVF Group Bhd.	1,423,100	103,454
Ancom Nylex Bhd.	771,243	167,248

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Aumas Resources Bhd.	1,466,000	$209,532
Aurelius Technologies Bhd.	436,100	88,123
Axis Real Estate Investment Trust	1,217,319	575,962
Bank Islam Malaysia Bhd.	831,818	469,409
Berjaya Corp. Bhd. (b)	2,151,359	148,443
Bumi Armada Bhd.	2,468,300	179,435
Bursa Malaysia Bhd.	491,947	1,020,748
Cahya Mata Sarawak Bhd.	469,600	167,797
Capital A Bhd. (b)	2,018,100	206,385
Capitaland Malaysia Trust REIT	1,076,313	165,770
Carlsberg Brewery Malaysia Bhd. Class B	112,500	462,974
Chin Hin Group Bhd. (b)	50,000	31,173
CTOS Digital Bhd.	1,543,200	306,130
D&O Green Technologies Bhd. (b)	682,324	126,107
Dayang Enterprise Holdings Bhd.	550,900	229,429
DRB-Hicom Bhd.	517,100	132,524
Duopharma Biotech Bhd.	285,491	87,941
DXN Holdings Bhd.	583,100	73,283
Eastern & Oriental Bhd. (b)	531,400	96,249
Eco World Development Group Bhd.	840,500	432,884
EG Industries Bhd.	451,000	120,030
Ekovest Bhd. (b)	1,844,700	127,283
Farm Fresh Bhd.	548,700	384,009
Frontken Corp. Bhd.	746,415	768,855
Gas Malaysia Bhd.	311,600	335,557
Genting Plantations Bhd.	328,447	412,785
Greatech Technology Bhd. (b)	600,700	233,885
Hap Seng Plantations Holdings Bhd.	152,200	81,388
Hartalega Holdings Bhd. (b)	1,285,900	313,711
Heineken Malaysia Bhd.	100,500	568,625
Hextar Global Bhd.	1,022,356	226,742
Hibiscus Petroleum Bhd.	569,360	210,458
Inari Amertron Bhd.	2,701,400	1,118,372
ITMAX SYSTEM Bhd.	225,900	265,536
Jaya Tiasa Holdings Bhd.	384,200	99,411
Johor Plantations Group Bhd.	419,600	164,407
Kelington Group Bhd.	420,642	539,019
Kerjaya Prospek Group Bhd.	208,300	136,540
KSL Holdings Bhd.	270,196	193,758
LBS Bina Group Bhd.	651,900	61,045
Leong Hup International Bhd.	1,139,000	209,107
Lotte Chemical Titan Holding Bhd. (b) (c)	651,800	61,839
Mah Sing Group Bhd.	1,245,100	296,087
Malakoff Corp. Bhd.	1,422,800	283,999
Malayan Cement Bhd.	194,600	367,333
Malayan Flour Mills Bhd.	878,519	129,894
Malaysia Smelting Corp. Bhd.	310,000	122,228
Malaysian Pacific Industries Bhd.	56,100	445,703
Malaysian Resources Corp. Bhd.	1,662,200	155,652
Matrix Concepts Holdings Bhd.	995,925	319,049
MBM Resources Bhd.	100,800	129,415
MBSB Bhd.	2,418,807	420,222
Security Description	Shares	Value
Mega First Corp. Bhd.	366,719	$304,545
Mi Technovation Bhd.	246,000	174,588
MNRB Holdings Bhd.	170,900	87,598
Nam Cheong Ltd. (b)	217,000	158,616
Nationgate Holdings Bhd.	534,800	117,292
NEXG Bhd. (b)	1,263,700	87,195
Nextgreen Global Bhd. (b)	365,000	71,507
Oriental Holdings Bhd.	51,400	85,878
Oriental Kopi Holdings Bhd.	300,800	103,775
OSK Holdings Bhd.	904,050	356,451
Padini Holdings Bhd.	321,150	141,661
Pavilion Real Estate Investment Trust	926,100	413,071
Pekat Group Bhd.	233,400	90,875
Pentamaster Corp. Bhd. (b)	406,559	388,726
PIE Industrial Bhd.	178,279	117,740
Ranhill Utilities Bhd. (b)	268,200	112,356
RCE Capital Bhd.	291,600	80,481
Sam Engineering & Equipment M Bhd.	249,300	229,150
Scientex Bhd.	610,164	526,263
SKP Resources Bhd.	378,415	52,687
Solarvest Holdings Bhd. (b)	317,500	258,194
Southern Cable Group Bhd.	512,500	289,213
Southern Score Builders Bhd.	1,399,400	218,980
SP Setia Bhd. Group	1,995,109	358,903
Sports Toto Bhd.	389,472	132,447
Sunway Construction Group Bhd.	268,800	374,916
Sunway Real Estate Investment Trust	1,747,300	994,643
Supermax Corp. Bhd. (b)	1,505,591	124,291
Syarikat Takaful Malaysia Keluarga Bhd.	379,214	289,690
Ta Ann Holdings Bhd.	257,811	264,291
Tanco Holdings Bhd. (b)	1,704,200	487,154
TMK Chemical Bhd.	695,200	234,703
Top Glove Corp. Bhd.	3,381,400	537,458
TSH Resources Bhd. (b)	571,772	171,898
Uchi Technologies Bhd.	216,600	168,668
UEM Sunrise Bhd.	904,600	122,605
Unisem M Bhd.	362,782	274,456
UWC Bhd. (b)	375,927	381,671
ViTrox Corp. Bhd.	506,400	496,666
VS Industry Bhd.	1,941,926	232,093
VSTECS Bhd.	78,000	77,846
Wasco Bhd.	200,000	43,618
WCE Holdings Bhd. (b)	917,600	151,501
WCT Holdings Bhd. (b)	999,600	142,870
Yinson Holdings Bhd.	1,523,990	886,303
YTL Hospitality REIT	303,500	83,018
Zetrix Ai Bhd.	3,537,245	706,054
		29,109,348
MEXICO — 1.2%
Alpek SAB de CV (a) (b)	952,593	490,615
Betterware de Mexico SAPI de CV	4,161	59,128

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bolsa Mexicana de Valores SAB de CV (a)	376,917	$776,076
Controladora Vuela Cia de Aviacion SAB de CV ADR (a) (b)	78,433	696,485
FIBRA Macquarie Mexico REIT (c)	539,349	1,017,832
Fibra MTY SAPI de CV REIT	1,684,589	1,438,218
Genomma Lab Internacional SAB de CV Class B (a)	440,701	438,507
Grupo Herdez SAB de CV (a)	72,712	337,809
Grupo Nutrisa SAB de CV (a) (b)	69,438	16,800
Grupo Rotoplas SAB de CV (a)	87,977	58,327
Grupo Televisa SAB (a)	1,514,991	883,910
Grupo Traxion SAB de CV (a) (b) (c)	216,510	183,521
La Comer SAB de CV (a)	339,794	733,469
Megacable Holdings SAB de CV (a)	281,405	809,492
Nemak SAB de CV (b) (c)	1,441,603	289,451
Orbia Advance Corp. SAB de CV (a) (b)	788,936	684,524
		8,914,164
MONACO — 0.1%
Costamare, Inc.	37,877	598,078
Safe Bulkers, Inc.	64,098	308,952
		907,030
PERU — 0.0% *
Auna SA Class A (b)	19,372	95,310
PHILIPPINES — 0.4%
Alliance Global Group, Inc.	2,426,783	337,829
Apex Mining Co., Inc.	1,174,300	248,303
Converge Information & Communications Technology Solutions, Inc.	1,816,000	472,887
D&L Industries, Inc.	2,262,252	148,042
DigiPlus Interactive Corp.	1,185,200	326,354
First Gen Corp.	285,400	86,058
Manila Water Co., Inc.	850,400	582,520
Philcomsat Holdings Corp. (b) (d)	36,115	—
Philippine National Bank	80,130	74,093
Robinsons Land Corp.	1,449,372	398,111
Robinsons Retail Holdings, Inc.	261,300	146,789
Synergy Grid & Development Phils, Inc.	959,700	270,134
Wilcon Depot, Inc.	718,500	85,000
		3,176,120
POLAND — 0.8%
11 bit studios SA (b)	2,324	93,084
Auto Partner SA	57,457	265,294
Bioceltix SA (b)	3,005	64,861
Bloober Team SA (b)	11,225	76,026
Celon Pharma SA (b)	13,116	74,241
Comp SA (b)	5,210	85,500
Creotech Instruments SA (b)	1,037	110,761
Cyber Folks SA	1,675	95,975
Datawalk SA (b)	2,602	74,618
Security Description	Shares	Value
Diagnostyka SA	12,034	$572,378
Dom Development SA	4,400	312,083
Eurocash SA (b)	93,264	162,522
Grupa Azoty SA (b)	21,932	114,260
Grupa Pracuj SA	4,496	57,901
Jastrzebska Spolka Weglowa SA (b)	33,119	215,561
Lubawa SA (b)	35,257	78,650
Lubelski Wegiel Bogdanka SA (b)	13,147	66,115
Mirbud SA	58,587	241,505
Mo-BRUK SA	3,421	309,253
Neuca SA	431	97,584
Niewiadow SA (b)	18,756	63,334
PKP Cargo SA (b)	24,741	91,389
PlayWay SA	2,637	187,770
Polimex-Mostostal SA (b)	49,367	113,970
Rainbow Tours SA	8,720	367,214
Ryvu Therapeutics SA (b)	10,061	75,838
Selvita SA (b)	8,584	103,146
Shoper SA	5,756	86,135
Synektik SA	4,104	322,594
TEN Square Games SA	8,222	208,111
Text SA	15,095	167,526
Torpol SA	6,219	100,848
Voxel SA	4,360	145,285
Warsaw Stock Exchange	26,666	482,112
Wirtualna Polska Holding SA	4,511	76,162
		5,759,606
QATAR — 0.4%
Al Khaleej Takaful Group QSC	79,896	49,943
Al Meera Consumer Goods Co. QSC	64,473	257,998
Baladna (b)	671,012	235,711
Gulf International Services QSC	711,826	499,510
Gulf Warehousing Co.	155,209	95,487
Lesha Bank LLC (b)	854,916	436,733
Mannai Corp. QSC	51,615	63,580
Medicare Group	134,822	245,538
Meeza QSTP LLC	120,644	112,625
Qatar National Cement Co. QSC	79,284	60,100
Qatari Investors Group QSC	389,111	157,098
Salam International Investment Ltd. QSC	632,961	126,210
United Development Co. QSC	1,108,200	277,887
		2,618,420
RUSSIA — 0.0%
M.Video PJSC (b) (d)	61,705	—
Mosenergo PJSC (b) (d)	8,150,848	—
OGK-2 PJSC (b) (d)	21,527,092	—
		—
SAUDI ARABIA — 3.7%
Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,173	100,234
Advanced Building Industries Co. (b)	22,900	233,835

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Al Babtain Power & Telecommunication Co.	27,766	$476,363
Al Hammadi Holding	41,531	309,811
Al Hassan Ghazi Ibrahim Shaker Co.	16,289	92,415
Al Jouf Agricultural Development Co.	15,022	174,618
Al Jouf Cement Co. (b)	39,325	66,262
Al Khaleej Training & Education Co. (b)	26,205	132,744
Al Maather REIT Fund	48,237	113,301
Al Majed for Oud Co.	8,412	296,712
Al Masane Al Kobra Mining Co.	26,738	627,318
Al Moammar Information Systems Co.	12,006	556,960
Al Rajhi REIT	179,751	377,636
Al Taiseer Group TALCO Industrial Co.	7,792	71,671
Al Yamamah Steel Industries Co.	27,830	238,026
Alahli REIT Fund 1	63,926	107,373
Alandalus Property Co.	40,166	193,827
Alaseel Co.	125,190	112,480
Al-Dawaa Medical Services Co.	5,133	68,289
Al-Etihad Cooperative Insurance Co.	58,840	124,871
Alinma Retail REIT Fund	56,527	69,024
AlJazira Takaful Ta'awuni Co.	31,667	94,305
Alkhabeer REIT	67,866	100,058
AlKhorayef Water & Power Technologies Co.	12,174	436,548
Almawarid Manpower Co.	5,289	183,454
Almunajem Foods Co.	16,594	221,029
AlSaif Stores For Development & Investment Co. (b)	92,647	155,120
Alujain Corp.	23,891	172,106
AME Co. for Medical Supplies	2,567	65,017
Amlak International Finance Co. (b)	56,382	159,189
Arabian Cement Co.	31,297	177,145
Arabian Contracting Services Co. (b)	4,742	146,149
Arabian Drilling Co.	5,789	152,411
Arabian Shield Cooperative Insurance Co. (b)	35,643	103,295
Armah Sports Co. (b)	3,969	73,702
ARTEX Industrial Investment Co. (b)	26,967	76,139
Ataa Educational Co.	12,635	196,727
Ayyan Investment Co. (b)	23,783	81,225
BAAN Holding Group Co. (b)	276,533	129,758
Basic Chemical Industries Ltd.	22,880	156,039
Batic Investments & Logistic Co. (b)	187,785	97,127
Bawan Co. (b)	25,950	348,002
BinDawood Holding Co.	61,992	76,193
Bonyan REIT	33,544	82,992
City Cement Co.	43,816	147,307
Security Description	Shares	Value
Derayah Financial Co.	58,485	$400,732
Derayah REIT	62,838	87,619
East Pipes Integrated Co. for Industry	6,111	225,326
Eastern Province Cement Co.	35,053	218,777
Emaar Economic City (b)	60,068	160,307
Etihad GO Telecom Co.	10,537	254,239
Fawaz Abdulaziz Al Hokair & Co. (b)	41,691	212,634
First Milling Co.	5,979	78,109
Fitaihi Holding Group	184,868	135,048
GAS Arabian Services Co. Ltd.	19,328	67,402
Gulf Insurance Group	25,150	143,358
Gulf Union Cooperative Insurance Co. (b)	27,351	76,712
Halwani Brothers Co. (b)	12,937	110,441
Herfy Food Services Co. (b)	14,704	57,980
Jahez International Co. (b)	78,121	300,337
Knowledge Economic City Co. (b)	26,009	79,189
Ladun Investment Co. (b)	122,471	80,650
L'Azurde Co. for Jewelry (b)	25,507	77,525
Lumi Rental Co. (b)	17,378	231,287
Maharah Human Resources Co.	189,134	324,737
Malath Cooperative Insurance Co. (b)	38,422	95,778
Mediterranean & Gulf Cooperative Insurance & Reinsurance Co. (b)	51,177	157,864
Methanol Chemicals Co. (b)	50,843	100,173
Miahona	35,501	169,706
Middle East Healthcare Co.	28,760	249,660
Middle East Paper Co. (b)	33,596	190,426
Middle East Pharmaceutical Co.	4,038	119,715
Middle East Specialized Cables Co.	22,025	124,899
Modern Mills Co.	21,201	161,771
Najran Cement Co. (b)	97,298	166,020
Nama Chemicals Co. (b)	13,309	86,259
Naqi Water Co. (b)	3,832	56,548
Naseej International Trading Co. (b)	3,247	30,559
National Agriculture Development Co. (b)	40,689	199,496
National Co. for Glass Industries	9,077	85,765
National Co. for Learning & Education (b)	10,282	393,922
National Gas & Industrialization Co.	5,596	141,437
National Gypsum (b)	19,402	78,367
National Industrialization Co. (b)	169,172	415,849
Nayifat Finance Co.	45,539	147,636
Nice One Beauty Digital Marketing Co. (b)	29,908	142,730
Northern Region Cement Co.	47,442	90,943
Perfect Presentation For Commercial Services Co. (b)	117,492	240,572
Qassim Cement Co.	34,602	388,382

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Rasan Information Technology Co. (b)	26,673	$824,198
Retal Urban Development Co.	148,296	463,376
Riyad REIT Fund	152,612	201,812
Riyadh Cement Co.	30,639	193,434
Saudi Advanced Industries Co.	22,960	103,635
Saudi Arabia Refineries Co. (b)	6,493	88,026
Saudi Arabian Amiantit Co. (b)	31,208	130,879
Saudi Automotive Services Co. (b)	29,284	433,311
Saudi Azm For Communications & Information Technology Co. (b)	12,348	77,430
Saudi Cable Co. (b)	2,131	79,540
Saudi Cement Co.	32,861	301,731
Saudi Ceramic Co.	31,977	232,231
Saudi Chemical Co. Holding	106,562	182,111
Saudi Co. For Hardware CJSC (b)	11,268	77,988
Saudi Fisheries Co. (b)	4,557	72,107
Saudi Kayan Petrochemical Co. (b)	758,996	957,143
Saudi Manpower Solutions Co.	58,210	81,942
Saudi Marketing Co. (b)	19,382	72,344
Saudi Paper Manufacturing Co. (b)	13,137	217,327
Saudi Pharmaceutical Industries & Medical Appliances Corp. (b)	25,951	180,304
Saudi Public Transport Co. (b)	71,496	182,800
Saudi Real Estate Co. (b)	27,011	92,826
Saudi Reinsurance Co. (b)	59,152	422,965
Saudi Steel Pipe Co.	18,058	179,001
Savola Group (b)	112,896	658,871
Scientific & Medical Equipment House Co.	11,428	96,645
Sedco Capital REIT Fund	126,703	226,328
Seera Group Holding (b)	78,382	560,051
Shams (b)	51,598	151,872
SHL Finance Co. (b)	41,811	184,152
Sinad Holding Co. (b)	70,904	160,303
Southern Province Cement Co.	31,539	187,596
Sumou Real Estate Co.	14,742	125,772
Sustained Infrastructure Holding Co.	36,966	307,097
Tabuk Cement Co.	32,909	79,667
Takween Advanced Industries Co. (b)	48,408	78,598
Tamkeen Human Resources Co.	5,270	75,872
Tanmiah Food Co.	5,668	86,362
Theeb Rent A Car Co.	27,688	277,559
Umm Al-Qura Cement Co. (b)	27,971	92,918
United Electronics Co.	25,729	579,636
United International Holding Co. (b)	5,345	220,737
United International Transportation Co.	26,583	442,247
United Wire Factories Co.	23,102	115,177
Walaa Cooperative Insurance Co. (b)	63,283	172,093
Wataniya Insurance Co. (b)	22,556	76,494
Yamama Cement Co.	71,568	444,963
Security Description	Shares	Value
Yanbu Cement Co.	57,650	$221,790
Zahrat Al Waha For Trading Co.	213,170	122,760
		27,125,714
SINGAPORE — 0.1%
Geo Energy Resources Ltd.	562,500	183,709
Guan Chong Bhd.	711,123	127,925
Riverstone Holdings Ltd. (a)	490,800	332,034
		643,668
SOUTH AFRICA — 4.1%
Advtech Ltd.	406,099	912,436
AECI Ltd.	63,396	341,734
Afrimat Ltd.	85,568	212,603
Altron Ltd. Class A	83,088	99,736
Astral Foods Ltd.	22,550	362,950
Attacq Ltd. REIT	386,663	380,363
AVI Ltd.	216,111	1,375,963
Blu Label Unlimited Group Ltd. (b)	136,894	87,077
Boxer Retail Ltd. (a)	108,865	468,770
Burstone Group Ltd. REIT	313,466	172,908
Coronation Fund Managers Ltd.	201,542	568,745
Curro Holdings Ltd.	363,347	314,448
DataTec Ltd.	152,343	726,778
Dis-Chem Pharmacies Ltd. (a) (c)	332,889	703,145
DRDGOLD Ltd. (a)	374,836	1,184,455
Equites Property Fund Ltd. REIT	496,067	549,356
Fairvest Ltd. Class B, REIT	1,186,468	514,112
Famous Brands Ltd.	54,424	175,655
Fortress Real Estate Investments Ltd. Class B	708,142	1,021,400
Grindrod Ltd. (a)	439,099	450,494
Hosken Consolidated Investments Ltd. (a)	28,593	269,192
Hudaco Industries Ltd.	8,719	107,869
Hyprop Investments Ltd. REIT (a)	244,056	839,835
JSE Ltd.	58,938	510,168
Life Healthcare Group Holdings Ltd.	952,752	654,909
Motus Holdings Ltd.	115,004	846,255
Nampak Ltd. (b)	4,939	161,005
Netcare Ltd.	784,458	749,425
Ninety One Ltd.	129,371	373,279
Oceana Group Ltd.	55,539	186,828
Omnia Holdings Ltd.	129,742	616,999
Pan African Resources PLC	1,294,669	2,104,130
Pick n Pay Stores Ltd. (b)	316,592	475,748
PPC Ltd.	875,379	295,315
Premier Group Ltd.	11,171	113,031
PSG Financial Services Ltd. (a)	780,823	1,284,093
Raubex Group Ltd.	116,088	312,184
Redefine Properties Ltd. REIT	4,916,662	1,780,324
Renergen Ltd. (a) (b)	77,480	43,018
Resilient REIT Ltd. (a)	180,192	869,967
Reunert Ltd.	103,188	388,091
SA Corporate Real Estate Ltd. REIT	1,713,699	372,318

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sappi Ltd. (a)	351,200	$520,336
Southern Sun Ltd.	182,131	112,554
SPAR Group Ltd. (b)	123,533	711,974
Stor-Age Property REIT Ltd.	248,823	269,245
Sun International Ltd.	113,936	265,759
Telkom SA SOC Ltd.	255,123	908,558
Thungela Resources Ltd.	82,856	480,035
Truworths International Ltd.	369,957	1,271,071
Tsogo Sun Ltd.	219,423	92,695
Vukile Property Fund Ltd. REIT (a)	695,726	1,049,677
We Buy Cars Holdings Ltd.	200,488	578,717
Wilson Bayly Holmes-Ovcon Ltd.	24,495	247,005
		30,484,737
TAIWAN — 26.2%
104 Corp.	7,000	50,015
91APP, Inc.	78,000	183,702
Aaeon Technology, Inc.	32,542	110,301
Abico Avy Co. Ltd. (a)	120,040	182,044
Ability Enterprise Co. Ltd. (a)	147,453	364,168
Ability Opto-Electronics Technology Co. Ltd. (a)	64,070	190,045
AblePrint Technology Co. Ltd.	6,483	197,458
AcBel Polytech, Inc. (a)	611,709	823,516
Ace Pillar Co. Ltd.	17,000	42,472
Acepodia, Inc. (b)	214,353	104,719
Acer E-Enabling Service Business, Inc.	15,000	100,969
ACES Electronic Co. Ltd. (a)	74,000	146,490
Acme Electronics Corp. (b)	76,221	68,894
Action Electronics Co. Ltd. (a)	146,000	52,042
Actron Technology Corp.	60,983	231,934
ADATA Technology Co. Ltd. (a)	189,961	1,689,792
Addcn Technology Co. Ltd.	22,549	122,360
Adlink Technology, Inc.	111,000	223,268
Advanced Ceramic X Corp. (a)	37,642	176,107
Advanced Echem Materials Co. Ltd. (a)	47,157	1,316,233
Advanced International Multitech Co. Ltd.	75,805	168,641
Advanced Power Electronics Corp. (a)	44,793	128,446
Advanced Wireless Semiconductor Co.	92,426	313,279
Advancetek Enterprise Co. Ltd.	185,042	174,026
AGV Products Corp.	252,000	83,411
AIC, Inc.	17,682	157,290
Alar Pharmaceuticals, Inc.	25,767	249,301
Alcor Micro Corp. (a) (b)	57,837	262,306
Alexander Marine Co. Ltd. (a)	34,763	207,999
ALI Corp. (b)	81,565	61,913
All Ring Tech Co. Ltd.	49,555	574,084
Allied Circuit Co. Ltd.	25,613	136,948
Allied Supreme Corp.	33,000	242,612
Allis Electric Co. Ltd.	150,049	475,164
Alltek Technology Corp.	152,000	153,110
Alltop Technology Co. Ltd.	30,607	237,683
Security Description	Shares	Value
Alpha Networks, Inc.	168,285	$167,907
Altek Corp.	190,011	244,011
Amazing Microelectronic Corp.	49,664	120,127
Ambassador Hotel	100,000	137,331
AMPACS Corp.	26,412	23,495
Ampak Technology, Inc.	27,000	53,621
AMPOC Far-East Co. Ltd. (a)	75,184	289,533
AmTRAN Technology Co. Ltd.	253,585	122,271
Andes Technology Corp. (a) (b)	25,089	191,638
Anpec Electronics Corp.	40,582	278,981
AP Memory Technology Corp.	86,324	1,230,825
Apac Opto Electronics, Inc. (a)	37,000	93,146
Apacer Technology, Inc. (a)	72,000	258,939
APAQ Technology Co. Ltd.	25,000	129,692
Apex Biotechnology Corp.	67,000	64,931
Apex Dynamics, Inc. (a)	8,000	166,006
Apex International Co. Ltd. (b)	24,678	25,761
ARBOR Technology Corp.	81,000	97,317
Arcadyan Technology Corp.	115,318	638,606
Ardentec Corp. (a)	266,083	1,054,322
Argosy Research, Inc.	44,368	224,519
Arizon RFID Technology Cayman Co. Ltd.	24,000	89,368
Asia Optical Co., Inc. (a)	146,540	648,273
Asia Polymer Corp.	363,020	151,930
ASIX Electronics Corp.	30,703	95,274
ASRock Rack, Inc.	14,223	117,241
ASROCK, Inc.	34,801	274,682
Aten International Co. Ltd.	38,000	74,015
Auden Techno Corp. (a)	26,000	89,368
Aurotek Corp.	37,000	119,524
Avalue Technology, Inc.	31,000	90,177
Avermedia Technologies	66,000	81,606
Axiomtek Co. Ltd.	50,052	121,862
Azurewave Technologies, Inc. (a)	69,000	132,420
Bafang Yunji International Co. Ltd.	29,661	179,832
Bank of Kaohsiung Co. Ltd.	291,333	114,046
Baotek Industrial Materials Ltd.	78,000	173,524
Basso Industry Corp.	47,000	48,914
BenQ Materials Corp.	99,822	60,204
BES Engineering Corp. (a) (b)	1,044,372	425,454
Billion Electric Co. Ltd. (b)	95,000	68,785
Bin Chuan Enterprise Co. Ltd. (a) (b)	87,000	149,520
Bionet Corp.	31,000	102,115
Biostar Microtech International Corp. (b)	130,251	108,403
Bioteque Corp.	26,729	102,508
Bonny Worldwide Ltd.	14,000	80,202
Brave C&H Supply Co. Ltd.	14,000	29,898
Brighton-Best International Taiwan, Inc.	276,227	296,706
Brillian Network & Automation Integrated System Co. Ltd.	22,813	277,353
Brogent Technologies, Inc.	36,509	120,262
Browave Corp. (a)	46,337	587,683

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
C Sun Manufacturing Ltd.	67,322	$536,725
Calin Technology Co. Ltd. (b)	57,000	54,514
Capital Securities Corp.	1,511,771	1,152,334
Career Technology MFG. Co. Ltd. (b)	188,196	89,844
Cashbox Partyworld Co. Ltd.	35,025	69,670
Castles Technology Co. Ltd.	59,700	127,112
Caswell, Inc.	45,166	130,953
Cathay Real Estate Development Co. Ltd.	473,332	352,508
CCP Contact Probes Co. Ltd. (a) (b)	110,060	179,344
Cenra, Inc.	43,000	45,709
Center Laboratories, Inc. (a)	462,692	612,593
Central Reinsurance Co. Ltd.	242,178	202,326
Century Iron & Steel Industrial Co. Ltd. (a)	119,000	528,333
Century Wind Power Co. Ltd.	41,097	351,843
CH Biotech R&D Co. Ltd.	33,000	94,524
Champion Microelectronic Corp. (a)	47,000	104,709
Chang Wah Electromaterials, Inc.	246,190	340,445
Chang Wah Technology Co. Ltd. (a)	264,000	375,576
Channel Well Technology Co. Ltd.	131,937	293,095
Chant Sincere Co. Ltd.	44,000	86,822
Charoen Pokphand Enterprise	130,542	546,340
CHC Healthcare Group (a)	68,000	83,321
Chen Full International Co. Ltd.	41,000	52,782
Cheng Fwa Industrial Co. Ltd.	120,000	75,238
Cheng Loong Corp.	825,128	454,312
Cheng Mei Materials Technology Corp. (b)	482,047	206,347
Cheng Uei Precision Industry Co. Ltd. (a)	203,915	239,476
Chenming Electronic Technology Corp.	84,000	348,881
Chia Chang Co. Ltd.	59,000	73,420
Chia Hsin Cement Corp.	414,424	183,995
Chicony Power Technology Co. Ltd. (a)	104,000	304,184
Chief Telecom, Inc.	19,800	236,311
Chieftek Precision Co. Ltd.	56,267	128,936
China Bills Finance Corp.	612,394	329,386
China Electric Manufacturing Corp.	412,000	169,806
China General Plastics Corp.	111,557	38,877
China Glaze Co. Ltd.	139,000	77,196
China Man-Made Fiber Corp. (b)	1,245,828	272,000
China Metal Products	180,727	150,987
China Motor Corp.	159,000	296,539
China Petrochemical Development Corp. (a) (b)	2,137,225	528,516
China Steel Chemical Corp. (a)	106,000	229,742
China Steel Structure Co. Ltd.	67,808	90,424
China Wire & Cable Co. Ltd.	118,000	138,954
Security Description	Shares	Value
Chinese Maritime Transport Ltd. (a)	43,000	$81,291
Ching Feng Home Fashions Co. Ltd.	17,232	10,996
Chin-Poon Industrial Co. Ltd.	195,000	190,528
Chip Hope Co. Ltd. (b)	46,000	95,600
Chipbond Technology Corp.	394,000	675,884
ChipMOS Technologies, Inc.	340,875	511,521
CHO Pharma, Inc. (b)	36,921	33,019
Chong Hong Construction Co. Ltd. (a)	135,275	368,535
Chun Yuan Steel Industry Co. Ltd.	265,000	174,162
Chung Hung Steel Corp. (a) (b)	621,000	311,286
Chung Hwa Pulp Corp. (a) (b)	203,488	75,125
Chung Tai Resource Technology Corp.	38,816	126,626
Chunghwa Precision Test Tech Co. Ltd.	14,000	1,018,125
Cleanaway Co. Ltd. (a)	680,000	683,885
Clevo Co. (a)	323,212	398,094
CMC Magnetics Corp.	830,267	285,383
CoAsia Electronics Corp. (a)	68,000	110,374
Compucase Enterprise	39,000	95,947
Concord International Securities Co. Ltd.	315,694	152,720
Concord Securities Co. Ltd.	515,330	214,034
Continental Holdings Corp.	372,233	264,184
Contrel Technology Co. Ltd.	65,000	97,850
Coremax Corp.	40,000	83,003
Coretronic Corp. (a)	176,652	483,508
Co-Tech Development Corp.	149,511	1,318,074
Crowell Development Corp.	147,600	141,632
CSBC Corp. Taiwan (b)	552,705	351,812
CTCI Corp. (a)	459,481	451,869
CTI Traffic Industries Co. Ltd. (a)	28,800	84,235
Cub Elecparts, Inc.	40,149	118,707
CviLux Corp.	51,000	139,266
Cyberlink Corp.	59,000	167,684
CyberPower Systems, Inc. (a)	52,050	350,363
CyberTAN Technology, Inc. (a) (b)	224,000	166,108
DA CIN Construction Co. Ltd.	129,745	260,559
Dah San Electric Wire & Cable Co. Ltd.	51,450	81,218
Da-Li Development Co. Ltd. (a)	209,622	358,260
Darfon Electronics Corp.	140,000	133,448
Darwin Precisions Corp.	291,318	112,650
Daxin Materials Corp.	30,000	331,312
Delpha Construction Co. Ltd. (a)	316,000	284,114
Depo Auto Parts Ind Co. Ltd. (a)	78,000	346,303
Desiccant Technology Corp.	14,000	75,970
Dimerco Data System Corp.	44,000	162,442
Dimerco Express Corp.	80,568	205,135
D-Link Corp.	409,390	196,092
D-Link India Ltd.	25,039	117,061
Dong Fang Offshore Co. Ltd.	39,934	196,998
Draytek Corp.	65,000	54,924
Drewloong Precision, Inc.	11,448	55,381

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Dyaco International, Inc.	82,846	$54,579
Dynamic Holding Co. Ltd. (a)	163,928	665,197
Dynapack International Technology Corp. (a)	91,000	976,019
E&R Engineering Corp. (b)	64,393	224,409
Eastech Holding Ltd.	33,000	104,817
Eastern Media International Corp.	149,000	107,172
eCloudvalley Digital Technology Co. Ltd. (a)	36,000	70,464
ECOVE Environment Corp.	29,000	273,659
Edimax Technology Co. Ltd.	63,000	36,392
Edom Technology Co. Ltd. (a) (b)	135,000	178,522
Egis Technology, Inc. (a) (b)	46,000	176,413
EirGenix, Inc. (a) (b)	152,977	300,399
Elan Microelectronics Corp. (a)	175,029	660,108
E-Lead Electronic Co. Ltd.	82,295	137,505
Elite Advanced Laser Corp. (a)	85,600	735,571
Elite Semiconductor Microelectronics Technology, Inc. (a)	177,674	667,256
Elitegroup Computer Systems Co. Ltd.	248,147	174,932
Ennoconn Corp. (a)	75,311	686,705
Ennostar, Inc.	474,000	539,314
Episil Technologies, Inc. (a) (b)	172,501	284,386
Episil-Precision, Inc. (a)	122,347	198,976
Eris Technology Corp.	18,165	77,180
Eson Precision Ind Co. Ltd.	101,000	248,156
Eternal Materials Co. Ltd. (a)	570,764	742,962
Etron Technology, Inc. (a) (b)	255,356	412,854
Eurocharm Holdings Co. Ltd.	24,000	108,464
Ever Fortune AI Co. Ltd.	46,878	104,586
Ever Supreme Bio Technology Co. Ltd. (a)	72,885	380,425
Evergreen International Storage & Transport Corp.	165,607	304,118
EVERGREEN Steel Corp. (a)	144,445	444,085
Everlight Chemical Industrial Corp.	312,385	190,391
Everlight Electronics Co. Ltd.	252,000	442,717
Excelsior Medical Co. Ltd.	76,464	198,579
Far Eastern Department Stores Ltd.	518,490	363,036
Faraday Technology Corp. (a)	218,000	1,182,954
Farglory F T Z Investment Holding Co. Ltd.	102,358	157,672
Farglory Land Development Co. Ltd. (a)	316,000	769,370
Favite, Inc.	20,000	59,388
Federal Corp. (b)	156,806	97,566
Feedback Technology Corp.	36,442	129,319
Feng Hsin Steel Co. Ltd.	335,270	654,097
FIC Global, Inc. (a)	83,000	143,702
Firich Enterprises Co. Ltd. (a)	127,516	96,792
First Copper Technology Co. Ltd.	78,756	120,939
First Hi-Tec Enterprise Co. Ltd. (a)	52,000	524,626
First Steamship Co. Ltd. (b)	178,000	30,761
FIT Holding Co. Ltd. (a)	112,533	87,747
Security Description	Shares	Value
Fitipower Integrated Technology, Inc.	50,948	$232,684
Fittech Co. Ltd. (a) (b)	25,000	111,790
FLEXium Interconnect, Inc. (b)	198,011	371,816
Flytech Technology Co. Ltd. (a)	74,000	216,203
FocalTech Systems Co. Ltd.	134,405	221,153
FOCI Fiber Optic Communications, Inc. (b)	60,598	882,341
Forcecon Tech Co. Ltd.	66,192	198,446
Foresee Pharmaceuticals Co. Ltd. (b)	80,339	206,086
Formosa Advanced Technologies Co. Ltd. (a)	65,000	133,846
Formosa International Hotels Corp.	41,562	250,003
Formosa Laboratories, Inc.	69,724	131,590
Formosa Oilseed Processing Co. Ltd.	29,909	27,129
Formosa Pharmaceuticals, Inc. (b)	69,666	58,534
Formosa Sumco Technology Corp. (a)	31,000	93,827
Formosa Taffeta Co. Ltd.	676,000	342,082
Formosan Rubber Group, Inc.	194,449	152,549
Formosan Union Chemical Corp.	333,409	176,676
Foxsemicon Integrated Technology, Inc. (a)	60,050	530,350
Franbo Lines Corp.	117,000	74,660
FSP Technology, Inc. (a)	133,000	223,497
Fu Hua Innovation Co. Ltd.	201,725	115,563
Fukuta Electric & Machinery Co. Ltd.	26,681	84,746
Fulgent Sun International Holding Co. Ltd. (a)	95,671	310,576
Fulltech Fiber Glass Corp. (a) (b)	315,546	948,029
Fusheng Precision Co. Ltd.	69,364	564,043
Fwusow Industry Co. Ltd.	157,082	67,241
G Shank Enterprise Co. Ltd.	104,590	288,267
G Tech Optoelectronics Corp. (b)	98,951	110,854
Galaxy Software Services Corp.	17,000	66,819
Gallant Micro Machining Co. Ltd.	4,000	80,330
Gallant Precision Machining Co. Ltd.	76,375	207,828
Gamania Digital Entertainment Co. Ltd. (a)	84,000	139,820
GEM Services, Inc.	59,000	141,207
Gemtek Technology Corp. (a)	231,234	197,598
General Interface Solution GIS Holding Ltd. (b)	132,416	180,162
Genesys Logic, Inc.	60,553	180,384
Genius Electronic Optical Co. Ltd. (a)	63,972	915,180
GeoVision, Inc. (a)	56,190	84,051
GFC Ltd.	62,000	235,801
Giant Manufacturing Co. Ltd.	349,000	1,028,545
Giantplus Technology Co. Ltd. (b)	203,000	73,653
Gigasolar Materials Corp. (b)	35,000	89,448
Gigastorage Corp. (a) (b)	209,446	168,314

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Global Brands Manufacture Ltd.	194,207	$692,261
Global Lighting Technologies, Inc.	31,000	40,353
Global Mixed Mode Technology, Inc.	37,860	253,039
Global PMX Co. Ltd. (a)	40,412	144,694
Globaltek Fabrication Co. Ltd.	40,000	73,073
Globe Union Industrial Corp.	195,124	62,411
Gloria Material Technology Corp. (a)	360,909	368,714
GMI Technology, Inc. (a)	57,115	63,349
Golden Long Teng Development Co. Ltd.	66,000	63,331
Goldsun Building Materials Co. Ltd. (a)	538,044	648,999
Gongwin Biopharm Holdings Co. Ltd. (b)	44,875	122,969
Good Will Instrument Co. Ltd.	62,000	108,528
Gordon Auto Body Parts (a)	64,000	56,625
Gorilla Technology Group, Inc. (a) (b)	17,802	194,398
Gourmet Master Co. Ltd.	74,000	166,745
Grade Upon Technology Corp.	7,000	166,420
Grand Fortune Securities Co. Ltd.	332,000	139,476
Grand Pacific Petrochemical (a) (b)	963,280	360,228
Grand Process Technology Corp. (a)	14,181	704,074
GrandTech CG Systems, Inc.	2,000	3,055
Grape King Bio Ltd. (a)	76,000	305,979
Great Giant Fibre Garment Co. Ltd.	21,179	159,076
Great Tree Pharmacy Co. Ltd.	58,198	173,369
Great Wall Enterprise Co. Ltd.	512,604	830,399
Greatek Electronics, Inc.	230,474	652,828
Green World FinTech Service Co. Ltd. (a)	84,000	153,721
Group Up Industrial Co. Ltd.	29,000	275,966
GTM Holdings Corp.	65,000	71,474
Gudeng Precision Industrial Co. Ltd. (a)	46,739	529,561
GUS Technology Co. Ltd. (b)	133,930	124,039
Handa Pharmaceuticals, Inc.	61,491	168,305
Hannstar Board Corp. (a)	188,540	553,850
HannStar Display Corp. (b)	1,391,599	345,458
Harvatek Corp. (b)	95,969	59,102
HD Renewable Energy Co. Ltd.	60,540	190,172
Her Chee Industrial Co. Ltd.	49,000	237,043
Heran Co. Ltd.	65,400	125,927
Himax Technologies, Inc. ADR (a)	75,476	618,148
Hitron Technology, Inc. (b)	53,000	40,736
Hiwin Mikrosystem Corp.	44,000	144,237
Hiyes International Co. Ltd.	35,370	90,956
Ho Tung Chemical Corp.	668,351	171,871
Hocheng Corp. (a)	181,000	101,098
Holdings-Key Electric Wire & Cable Co. Ltd.	95,000	127,743
Holiday Entertainment Co. Ltd.	49,000	94,661
Security Description	Shares	Value
Holtek Semiconductor, Inc. (b)	108,648	$128,460
Holy Stone Enterprise Co. Ltd. (a)	125,150	406,273
Hong Pu Real Estate Development Co. Ltd.	181,000	149,775
Hong TAI Electric Industrial	129,559	141,845
Horizon Fixture Group Co. Ltd.	18,000	112,856
Horng Terng Automation Co. Ltd.	6,000	148,184
Hota Industrial Manufacturing Co. Ltd.	136,106	241,712
Hotai Finance Co. Ltd.	117,000	223,049
Hsin Kuang Steel Co. Ltd. (a)	197,000	238,252
Hsin-Li Chemical Industrial Corp. (a)	85,000	163,397
HTC Corp. (a) (b)	451,515	707,008
Hu Lane Associate, Inc.	52,227	211,099
HUA ENG Wire & Cable Co. Ltd. (a)	239,429	292,233
Hua Yu Lien Development Co. Ltd.	33,837	69,891
Huaku Development Co. Ltd.	156,820	581,453
Huang Hsiang Construction Corp.	63,042	78,550
Hung Ching Development & Construction Co. Ltd.	100,000	92,456
Hung Sheng Construction Ltd.	171,000	113,200
Hwang Chang General Contractor Co. Ltd. (a)	167,811	320,983
Ibase Technology, Inc. (a)	96,817	132,805
IBF Financial Holdings Co. Ltd. (a)	1,911,589	1,006,884
IC Plus Corp. (b)	44,000	68,338
ICARES Medicus, Inc.	25,300	59,505
ICatch Technology, Inc. (b)	53,000	76,581
Ichia Technologies, Inc.	176,709	354,312
I-Chiun Precision Industry Co. Ltd. (a)	125,717	375,705
IEI Integration Corp.	62,000	127,274
In Win Development, Inc. (a)	33,000	86,542
Infortrend Technology, Inc. (a)	111,000	116,757
Ingentec Corp.	28,780	356,309
Innodisk Corp. (a)	56,442	1,034,694
Inpaq Technology Co. Ltd. (a)	66,652	173,734
Insyde Software Corp. (a)	22,400	152,563
Integrated Service Technology, Inc.	54,283	198,677
International CSRC Investment Holdings Co. (b)	626,767	229,399
Iron Force Industrial Co. Ltd. (a)	65,226	219,008
I-Sheng Electric Wire & Cable Co. Ltd.	38,000	57,084
ITE Technology, Inc.	90,992	333,034
ITEQ Corp. (a)	151,640	547,768
ITH Corp. (a)	206,000	256,349
J&V Energy Technology Co. Ltd.	45,000	130,902
Jarllytec Co. Ltd.	30,750	88,177
Jean Co. Ltd. (a)	125,930	100,197
Jetwell Computer Co. Ltd.	10,000	52,513
Jiin Yeeh Ding Enterprise Co. Ltd.	62,848	180,820
Jiu Han System Technology Co. Ltd.	22,000	165,943

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Johnson Health Tech Co. Ltd. (a)	67,121	$322,569
Jong Shyn Shipbuilding Co. Ltd.	573	1,590
JPC connectivity, Inc.	53,000	234,465
JPP Holding Co. Ltd.	26,452	236,566
JSL Construction & Development Co. Ltd. (a)	325,000	514,075
K Laser Technology, Inc.	126,885	60,170
Kaimei Electronic Corp. (a)	46,000	133,225
Kaori Heat Treatment Co. Ltd.	53,000	978,342
Kedge Construction Co. Ltd.	36,055	99,373
KEE TAI Properties Co. Ltd.	394,792	142,610
Kenda Rubber Industrial Co. Ltd.	504,180	316,110
Kenmec Mechanical Engineering Co. Ltd. (a)	131,498	301,746
Kerry TJ Logistics Co. Ltd.	96,000	101,284
Keystone Microtech Corp.	12,586	166,435
Kindom Development Co. Ltd.	213,059	228,855
King Polytechnic Engineering Co. Ltd.	68,000	106,803
Kinik Co.	77,869	982,641
Kinko Optical Co. Ltd. (a) (b)	142,338	302,611
Kinpo Electronics (a)	788,371	562,038
Kinsus Interconnect Technology Corp.	176,000	890,629
KMC Kuei Meng International, Inc.	16,000	46,186
KS Terminals, Inc.	82,712	128,067
Kung Long Batteries Industrial Co. Ltd.	45,000	179,023
Kung Sing Engineering Corp. (b)	322,724	239,831
Kuo Toong International Co. Ltd.	167,917	296,068
Kuo Yang Construction Co. Ltd. (b)	253,662	161,463
Kwong Lung Enterprise Co. Ltd.	120,000	190,194
KYE Systems Corp. (a)	89,000	98,006
LandMark Optoelectronics Corp.	52,398	1,022,262
Lanner Electronics, Inc.	80,360	175,193
Laser Tek Taiwan Co. Ltd. (a)	57,000	86,442
Laster Tech Co. Ltd.	56,250	34,283
Leadtek Research, Inc. (b)	43,573	80,433
Leadtrend Technology Corp.	27,883	42,951
Lealea Enterprise Co. Ltd. (b)	709,600	135,956
Lelon Electronics Corp. (a)	76,818	261,598
Li Peng Enterprise Co. Ltd. (b)	659,985	113,427
Lian HWA Food Corp. (a)	106,022	329,331
Ligitek Electronics Co. Ltd. (a)	31,000	72,220
Lin BioScience, Inc. (b)	57,151	722,107
LINE Pay Taiwan Ltd.	10,000	181,410
Lingsen Precision Industries Ltd.	210,694	152,218
Lintes Technology Co. Ltd.	39,646	129,333
Lion Travel Service Co. Ltd.	41,859	217,818
Liton Technology Corp. (a)	52,551	86,134
Long Da Construction & Development Corp.	121,846	127,971
Longchen Paper & Packaging Co. Ltd. (b)	423,972	133,046
Longwell Co. (a)	109,000	626,168
Lotus Pharmaceutical Co. Ltd.	131,000	1,179,898
Lumax International Corp. Ltd.	63,689	217,901
Security Description	Shares	Value
Lumosa Therapeutics Co. Ltd. (b)	73,397	$454,344
Lung Yen Life Service Corp. (a) (b)	98,000	147,216
LuxNet Corp. (a)	71,109	736,652
M3 Technology, Inc.	12,000	30,935
M31 Technology Corp.	17,553	210,610
Macauto Industrial Co. Ltd.	43,114	76,155
Machvision, Inc. (a)	29,606	497,509
Macronix International Co. Ltd. (a) (b)	1,152,000	1,446,393
Marketech International Corp.	58,750	514,195
Materials Analysis Technology, Inc.	32,025	189,069
Mayer Steel Pipe Corp.	95,955	72,683
Mechema Chemicals International Corp.	31,000	67,189
Medeon Biodesign, Inc. (a) (b)	26,993	81,184
Medigen Biotechnology Corp. (b)	80,000	82,494
Medigen Vaccine Biologics Corp. (b)	114,000	136,965
Mega Union Technology, Inc.	37,535	826,665
Mercuries & Associates Holding Ltd.	660,693	333,285
Mercuries Life Insurance Co. Ltd. (b)	2,870,323	730,815
Merida Industry Co. Ltd.	89,000	234,252
Merry Electronics Co. Ltd.	136,385	424,080
METAAGE Corp.	63,000	92,333
Microbio Co. Ltd. (b)	321,961	189,567
Mildef Crete, Inc. (a)	33,000	108,703
MIN AIK Technology Co. Ltd. (a)	118,736	119,981
Mirle Automation Corp. (a)	116,718	229,940
MOSA Industrial Corp. (a) (b)	122,214	67,874
Mosel Vitelic, Inc. (a)	61,289	55,397
Motech Industries, Inc.	212,400	145,338
MSSCORPS Co. Ltd.	25,000	138,445
Mycenax Biotech, Inc. (b)	191,106	192,198
Myson Century, Inc. (a)	94,000	293,484
Nak Sealing Technologies Corp.	43,102	145,409
Namchow Holdings Co. Ltd.	64,215	80,114
Nan Juen International Co. Ltd.	22,000	242,962
Nan Kang Rubber Tire Co. Ltd.	305,888	362,640
Nan Pao Resins Chemical Co. Ltd. (a)	38,000	380,357
Nantex Industry Co. Ltd.	213,504	159,344
Netronix, Inc. (a)	47,228	182,626
New Era Electronics Co. Ltd.	37,000	69,477
Newmax Technology Co. Ltd. (b)	59,000	51,075
Nexcom International Co. Ltd.	82,000	185,815
Nichidenbo Corp. (a)	116,000	363,279
North-Star International Co. Ltd. (a)	144,864	110,882
Nova Technology Corp.	21,000	134,673
Nuvoton Technology Corp.	94,810	153,890
O-Bank Co. Ltd.	1,053,970	306,592
Ocean Plastics Co. Ltd.	108,000	120,819
Oneness Biotech Co. Ltd. (a) (b)	239,000	422,921
Optimax Technology Corp.	91,656	53,820

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Orient Semiconductor Electronics Ltd. (a)	271,704	$484,251
Oriental Union Chemical Corp. (b)	379,500	150,372
Pacific Construction Co.	267,000	79,368
Pacific Hospital Supply Co. Ltd.	42,000	113,887
Paiho Shih Holdings Corp.	98,000	72,049
Pan German Universal Motors Ltd. (a)	16,000	143,346
Pan Jit International, Inc. (a)	217,000	553,196
Pan-International Industrial Corp. (a)	307,539	486,456
Panion & BF Biotech, Inc. (a)	56,785	113,857
PCL Technologies, Inc. (a)	48,795	220,521
P-Duke Technology Co. Ltd.	42,000	135,007
Pegavision Corp.	26,271	238,291
Pell Bio-Med Technology Co. Ltd. (b)	22,607	246,428
PharmaEngine, Inc.	62,000	138,916
Pharmally International Holding Co. Ltd. (b) (d)	38,461	—
Pharmosa Biopharm, Inc. (b)	48,424	79,986
Phihong Technology Co. Ltd. (a) (b)	228,847	207,576
Phoenix Silicon International Corp. (a)	96,082	544,313
Phoenix Tours International, Inc.	35,805	57,661
Pixart Imaging, Inc. (a)	88,060	567,532
Planet Technology Corp.	37,000	153,674
PlayNitride, Inc. (b)	38,645	165,426
Polaris Group (b)	186,487	184,585
Polytronics Technology Corp.	39,000	53,373
Posiflex Technology, Inc.	38,000	214,064
Power Wind Health Industry, Inc.	53,000	254,706
Poya International Co. Ltd. (a)	46,523	650,749
President Securities Corp.	681,764	518,584
Primax Electronics Ltd.	293,000	716,169
Prince Housing & Development Corp.	978,996	255,183
Pro Hawk Corp.	23,000	115,291
Progate Group Corp.	24,016	110,447
Promate Electronic Co. Ltd.	157,798	223,987
Prosperity Dielectrics Co. Ltd. (a)	66,000	141,576
PSS Co. Ltd.	20,000	91,978
Qisda Corp.	1,231,100	920,764
QNAP Systems, Inc.	6,006	145,273
Qualipoly Chemical Corp. (a)	46,000	274,502
Quang Viet Enterprise Co. Ltd.	25,753	62,209
Quanta Storage, Inc.	133,000	452,921
Radium Life Tech Co. Ltd.	473,722	164,338
Raydium Semiconductor Corp. (a)	37,349	271,020
RDC Semiconductor Co. Ltd. (b)	40,199	158,644
Rechi Precision Co. Ltd.	154,000	121,551
Rexon Industrial Corp. Ltd.	107,000	93,309
Rich Development Co. Ltd.	511,710	128,658
RichWave Technology Corp.	51,857	207,953
Ritek Corp. (b)	496,693	241,861
Security Description	Shares	Value
Ruentex Engineering & Construction Co. (a)	80,403	$429,901
Ruentex Industries Ltd.	336,000	589,220
Run Long Construction Co. Ltd.	336,987	365,725
Sampo Corp.	235,221	182,664
San Fang Chemical Industry Co. Ltd.	178,000	182,982
San Fu Chemical Co. Ltd. (a)	44,000	150,539
Sanyang Motor Co. Ltd. (a)	366,945	717,061
Savior Lifetec Corp.	154,500	90,476
SCI Pharmtech, Inc.	43,157	66,891
Scientech Corp.	37,639	400,103
ScinoPharm Taiwan Ltd.	176,000	93,824
SciVision Biotech, Inc. (a)	44,000	101,666
SDI Corp. (a)	92,570	228,622
Sea Sonic Electronics Co. Ltd.	29,592	64,043
SEETEL NEW ENERGY Co. Ltd. (b)	16,000	80,457
Senao Networks, Inc.	33,522	139,228
Senhwa Biosciences, Inc. (b)	100,000	140,036
Sensortek Technology Corp.	15,000	84,022
Sercomm Corp.	183,000	463,608
Sesoda Corp. (a)	130,914	133,953
ShenMao Technology, Inc. (a)	63,853	210,334
Shih Her Technologies, Inc. (a)	35,420	224,331
Shih Wei Navigation Co. Ltd. (b)	19,605	10,982
Shihlin Paper Corp. (a) (b)	132,558	227,395
Shin Ruenn Development Co. Ltd.	58,370	104,217
Shin Zu Shing Co. Ltd. (a)	109,962	708,687
Shinfox Energy Co. Ltd. (a)	78,955	95,111
Shining Building Business Co. Ltd. (b)	287,127	83,158
Shinkong Insurance Co. Ltd.	181,841	680,012
Shinkong Synthetic Fibers Corp.	1,000,796	477,775
Shinkong Textile Co. Ltd. (a)	284,000	601,976
Shiny Chemical Industrial Co. Ltd. (a)	109,520	481,016
ShunSin Technology Holding Ltd.	28,000	147,929
Shuttle, Inc. (a)	196,000	111,036
Sigurd Microelectronics Corp.	284,144	1,053,541
Silicon Integrated Systems Corp. (a)	259,662	385,107
Sincere Navigation Corp. (a)	160,709	133,240
Singatron Enterprise Co. Ltd. (a)	100,000	97,866
Sinmag Equipment Corp.	21,271	91,054
Sinon Corp.	231,662	322,567
Sinphar Pharmaceutical Co. Ltd.	166,714	161,830
Sinyi Realty, Inc.	160,828	116,192
Sitronix Technology Corp.	68,000	388,472
Siward Crystal Technology Co. Ltd.	70,000	45,114
Skytech, Inc./TW	22,000	168,743
Softstar Entertainment, Inc. (b)	117,567	182,222
Soft-World International Corp.	63,848	200,970
Solar Applied Materials Technology Corp.	337,736	714,802
Solomon Technology Corp. (a)	77,000	307,554

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Solteam, Inc.	24,530	$37,122
Sonix Technology Co. Ltd.	86,123	90,041
Southeast Cement Co. Ltd.	90,000	47,405
Spectrum Electrics Corp. (a) (b)	117,903	91,184
Speed Tech Corp.	85,000	110,374
Spirox Corp.	49,000	121,328
Sporton International, Inc. (a)	57,169	291,117
Sports Gear Co. Ltd. (a)	60,000	201,461
St. Shine Optical Co. Ltd.	17,000	62,762
Standard Chemical & Pharmaceutical Co. Ltd.	64,000	119,973
Standard Foods Corp. (a)	243,000	233,561
Stark Technology, Inc.	77,000	370,045
S-Tech Corp. (a)	115,898	85,576
STL Technology Co. Ltd. (a)	59,000	337,996
Sun Yad Construction Co. Ltd. (a) (b)	239,876	116,806
Sunfun Info Co. Ltd.	103,000	99,983
SunMax Biotechnology Co. Ltd. (a)	23,000	289,874
Sunonwealth Electric Machine Industry Co. Ltd.	146,000	745,787
Sunplus Innovation Technology, Inc.	19,507	69,534
Sunplus Technology Co. Ltd. (b)	319,747	202,510
Sunrex Technology Corp.	62,000	75,970
Superalloy Industrial Co. Ltd.	118,000	184,020
Supreme Electronics Co. Ltd. (a)	301,398	716,552
Swancor Holding Co. Ltd.	53,000	187,234
Symtek Automation Asia Co. Ltd. (a)	38,655	169,159
Syncmold Enterprise Corp.	63,932	135,106
SyneuRx International Taiwan Corp. (b) (d)	58,218	15,935
Synmosa Biopharma Corp.	296,156	305,388
Syntec Technology Co. Ltd.	28,148	772,221
Syscom Computer Engineering Co. (a)	70,000	118,076
Sysgration	119,760	259,184
Systex Corp. (a)	170,000	638,437
T3EX Global Holdings Corp.	69,518	148,238
Ta Liang Technology Co. Ltd. (a)	42,000	326,156
Ta Ya Electric Wire & Cable	474,229	572,779
TA-I Technology Co. Ltd. (a)	63,000	114,689
Tai Tung Communication Co. Ltd. (a)	104,000	73,646
TaiDoc Technology Corp.	24,000	92,806
Taiflex Scientific Co. Ltd.	143,501	389,118
TaiMed Biologics, Inc. (b)	188,737	367,617
Taimide Tech, Inc.	70,000	115,625
Tainan Enterprises Co. Ltd.	85,000	67,090
Tainan Spinning Co. Ltd.	987,105	416,261
TaiSol Electronics Co. Ltd.	32,000	50,209
Taisun Enterprise Co. Ltd. (a)	263,549	152,658
Taita Chemical Co. Ltd. (a)	268,243	95,190
TAI-TECH Advanced Electronics Co. Ltd. (a)	40,474	188,713
Security Description	Shares	Value
Taiwan Acceptance Corp. (a)	387,000	$1,054,318
Taiwan Cogeneration Corp.	343,669	446,806
Taiwan FamilyMart Co. Ltd.	37,000	226,094
Taiwan Fertilizer Co. Ltd.	460,000	699,798
Taiwan Fire & Marine Insurance Co. Ltd.	114,300	182,979
Taiwan FU Hsing Industrial Co. Ltd.	75,000	125,078
Taiwan Hon Chuan Enterprise Co. Ltd.	182,514	702,859
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	106,629	110,123
Taiwan Mask Corp. (b)	101,778	114,507
Taiwan Microloops Corp.	26,051	244,587
Taiwan Navigation Co. Ltd.	114,000	109,572
Taiwan Paiho Ltd.	166,000	266,800
Taiwan PCB Techvest Co. Ltd.	144,000	149,176
Taiwan Puritic Corp.	22,490	356,456
Taiwan Sakura Corp.	138,283	368,367
Taiwan Secom Co. Ltd.	207,000	711,510
Taiwan Semiconductor Co. Ltd.	141,000	231,556
Taiwan Shin Kong Security Co. Ltd.	202,470	262,910
Taiwan Speciality Chemicals Corp.	67,442	678,273
Taiwan Surface Mounting Technology Corp.	179,308	544,421
Taiwan TEA Corp. (b)	428,616	181,429
Taiwan-Asia Semiconductor Corp. (a) (b)	258,900	215,060
Taiyen Biotech Co. Ltd.	42,979	43,361
Tanvex BioPharma, Inc. (b)	79,000	138,286
TBI Motion Technology Co. Ltd. (b)	53,000	58,026
TCI Co. Ltd.	57,672	202,822
Team Group, Inc.	44,000	264,668
Tehmag Foods Corp. (a)	16,000	143,601
Test Research, Inc. (a)	102,000	621,664
Thinking Electronic Industrial Co. Ltd.	48,573	269,760
Thunder Tiger Corp. (a) (b)	99,104	457,347
Thye Ming Industrial Co. Ltd.	58,791	127,422
Tigerair Taiwan Co. Ltd.	90,146	185,052
Ton Yi Industrial Corp.	579,000	328,009
Tong Hsing Electronic Industries Ltd. (a)	125,084	531,459
Tong Yang Industry Co. Ltd. (a)	298,872	922,665
Tong-Tai Machine & Tool Co. Ltd. (b)	121,000	122,076
Top Union Electronics Corp.	123,127	113,642
Topco Scientific Co. Ltd.	116,837	1,082,082
Topkey Corp.	36,033	185,208
Topoint Technology Co. Ltd. (a)	83,000	501,902
TPK Holding Co. Ltd.	223,000	286,730
Transcend Information, Inc. (a)	153,484	957,428
TrueLight Corp. (b)	86,000	130,695
TSC Auto ID Technology Co. Ltd.	15,732	101,390
TSEC Corp. (a) (b)	241,701	214,620
TSRC Corp.	329,028	162,312

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Ttet Union Corp.	32,584	$149,851
TTFB Co. Ltd.	16,956	95,518
TTY Biopharm Co. Ltd.	124,436	322,768
Tul Corp. (b)	30,000	62,061
Tung Ho Steel Enterprise Corp.	323,392	654,596
Tung Thih Electronic Co. Ltd.	39,044	78,907
TURVO International Co. Ltd. (a)	28,245	196,867
Twoway Communications, Inc.	23,334	56,737
TXC Corp.	199,080	509,414
TYC Brother Industrial Co. Ltd.	123,000	179,878
Tyntek Corp. (a)	260,667	142,693
UDE Corp. (a)	58,000	213,205
Ultra Chip, Inc.	63,000	101,456
U-Ming Marine Transport Corp. (a)	280,000	538,247
Unitech Computer Co. Ltd.	70,000	91,119
Unitech Printed Circuit Board Corp. (a)	415,620	359,793
United Alloy-Tech Co.	106,000	195,668
United Orthopedic Corp.	63,000	224,567
United Renewable Energy Co. Ltd. (b)	775,952	212,630
Unity Opto Technology Co. Ltd. (b) (d)	771,307	—
Universal Cement Corp.	271,392	259,123
Universal Microwave Technology, Inc.	35,963	777,164
Universal Vision Biotechnology Co. Ltd.	31,472	146,239
UPC Technology Corp.	679,632	216,302
UPI Semiconductor Corp. (a)	41,069	254,880
Userjoy Technology Co. Ltd.	26,461	65,351
USI Corp.	663,590	234,428
Utechzone Co. Ltd.	40,244	144,092
Vactronics Technologies, Inc.	63,000	91,431
Ventec International Group Co. Ltd.	32,000	94,308
Via Technologies, Inc. (a)	155,000	257,014
Viking Tech Corp. (a)	65,313	121,395
Visco Vision, Inc.	24,000	133,289
Visual Photonics Epitaxy Co. Ltd.	114,371	551,462
Vivotek, Inc.	6,000	18,867
Vizionfocus, Inc.	17,000	93,601
Wafer Works Corp. (a) (b)	367,047	359,798
Waffer Technology Corp.	91,152	181,315
Wah Lee Industrial Corp. (a)	131,620	450,316
Walsin Technology Corp. (a)	219,000	815,487
Walton Advanced Engineering, Inc. (a)	201,184	366,249
Wave Power Technology, Inc.	14,000	85,549
We & Win Development Co. Ltd. (b)	187,000	71,121
We&Win Diversification Co. Ltd.	89,000	70,247
Wei Chuan Foods Corp.	230,899	106,923
Weikeng Industrial Co. Ltd. (a)	227,998	220,956
Weltrend Semiconductor (a)	108,619	164,724
Wholetech System Hitech Ltd.	33,000	141,261
Win Semiconductors Corp.	245,000	1,426,935
Security Description	Shares	Value
Winmate, Inc.	24,000	$114,193
Winstek Semiconductor Co. Ltd. (a)	63,000	253,640
WinWay Technology Co. Ltd. (a)	18,000	1,626,963
Wisdom Marine Lines Co. Ltd.	286,000	618,049
Wiselink Co. Ltd. (a)	110,628	589,748
WITS Corp.	32,299	126,439
WNC Corp.	238,344	750,976
Wonderful Hi-Tech Co. Ltd. (a)	130,000	181,426
World Gym Corp.	42,000	102,258
Wowprime Corp.	47,066	325,053
WUS Printed Circuit Co. Ltd. (a)	110,187	361,206
XinTec, Inc. (a)	81,000	358,333
Xxentria Technology Materials Corp.	93,593	108,574
Yankey Engineering Co. Ltd.	52,480	931,998
Yao Sheng Electronic Co. Ltd. (b)	34,000	75,855
YC INOX Co. Ltd.	158,000	107,611
Yea Shin International Development Co. Ltd. (a)	202,724	154,847
Yem Chio Co. Ltd.	227,001	102,590
YFY, Inc.	995,000	828,098
Yieh Phui Enterprise Co. Ltd. (b)	1,044,440	500,273
Young Fast Optoelectronics Co. Ltd.	42,000	82,876
Young Optics, Inc. (b)	40,000	64,417
Youngtek Electronics Corp.	99,000	213,625
Yulon Motor Co. Ltd. (a)	399,000	420,962
Yungshin Construction & Development Co. Ltd.	106,000	221,308
YungShin Global Holding Corp.	179,000	324,724
Zeng Hsing Industrial Co. Ltd.	61,272	199,882
Zenitron Corp.	120,348	143,059
Zero One Technology Co. Ltd.	87,000	312,885
Zhong Yang Technology Co. Ltd. (a) (b)	65,000	78,404
ZillTek Technology Corp.	26,727	154,813
Zinwell Corp. (a) (b)	156,000	131,074
Zippy Technology Corp.	83,000	133,664
Zyxel Group Corp. (a)	231,647	235,919
		193,949,877
THAILAND — 2.8%
AEON Thana Sinsap Thailand PCL NVDR (a)	49,454	168,745
Amata Corp. PCL	298,600	157,332
AP Thailand PCL NVDR (a)	1,040,623	284,062
Aurora Design PCL NVDR	270,900	124,680
Axtra Future City Freehold & Leasehold Real Estate Investment Trust	789,200	330,660
B Grimm Power PCL NVDR	774,700	346,715
Bangchak Corp. PCL NVDR (a)	319,028	263,283
Bangkok Airways PCL NVDR	690,609	324,425
Bangkok Chain Hospital PCL NVDR	851,962	281,238

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Bangkok Commercial Asset Management PCL NVDR	981,800	$249,306
Bangkok Life Assurance PCL NVDR	336,952	214,973
Banpu PCL NVDR (a)	2,290,200	357,651
BCPG PCL	400,200	85,744
BCPG PCL NVDR	364,300	78,052
Betagro PCL NVDR (a)	495,000	285,955
BTS Group Holdings PCL NVDR (a) (b)	4,859,100	351,650
Carabao Group PCL NVDR (a)	315,500	435,621
Central Plaza Hotel PCL NVDR	344,947	375,002
CH Karnchang PCL NVDR (a)	270,492	102,170
CK Power PCL NVDR (a)	1,520,024	116,758
Com7 PCL NVDR	459,200	285,679
CPN Retail Growth Leasehold REIT	839,200	300,999
Dhipaya Group Holdings PCL NVDR	197,478	129,751
Ditto Thailand PCL NVDR	385,281	133,298
Dohome PCL NVDR	543,042	58,949
Electricity Generating PCL NVDR (a)	166,700	603,199
Energy Absolute PCL NVDR (a) (b)	1,981,700	169,833
Erawan Group PCL NVDR (a)	1,984,700	153,711
Exotic Food PCL NVDR	124,700	58,184
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,207,770	452,363
GFPT PCL	256,900	86,435
Gunkul Engineering PCL NVDR (a)	2,326,103	140,282
Hana Microelectronics PCL NVDR (a)	401,636	207,798
Humanica PCL NVDR	412,900	66,185
Ichitan Group PCL NVDR (a)	626,909	266,643
IMPACT Growth Real Estate Investment Trust	324,400	107,086
Inter Far East Energy Corp. (b) (d)	283,900	—
International Engineering PCL (b) (d)	159,640	—
I-TAIL Corp. PCL NVDR	497,700	238,542
Jasmine Technology Solution PCL NVDR (a) (b)	94,796	193,323
Jaymart Group Holdings PCL NVDR	681,100	149,170
JMT Network Services PCL NVDR (a)	447,900	124,397
Karmarts PCL NVDR	340,100	96,616
KCE Electronics PCL NVDR (a)	368,800	213,051
KGI Securities Thailand PCL NVDR	818,907	103,452
Kiatnakin Phatra Bank PCL NVDR	281,835	608,309
Land & Houses PCL NVDR	2,122,300	254,636
LH Hotel Leasehold Real Estate Investment Trust Class F,	298,100	123,006
Security Description	Shares	Value
Major Cineplex Group PCL NVDR (a)	362,600	$81,716
MBK PCL NVDR	556,300	309,007
MC Group PCL NVDR	475,600	170,585
Mega Lifesciences PCL NVDR (a)	222,800	236,908
MK Restaurants Group PCL NVDR	254,959	147,286
Moshi Moshi Retail Corp. PLC NVDR	65,900	72,165
Northeast Rubber PCL	1,313,800	186,822
One Enterprise Public Co. Ltd.	1,973,100	134,024
Osotspa PCL NVDR (a)	917,800	469,023
Plan B Media PCL NVDR	1,144,900	141,727
Praram 9 Hospital PCL NVDR	372,600	221,159
Precious Shipping PCL	407,518	78,257
Prima Marine PCL NVDR	606,836	132,905
PTG Energy PCL NVDR	522,699	117,796
Ratch Group PCL NVDR	417,700	391,117
Regional Container Lines PCL	38,300	33,127
Regional Container Lines PCL NVDR	108,800	94,106
Rojana Industrial Park PCL NVDR	756,254	105,619
Sabina PCL NVDR	251,800	131,075
Samart Corp. PCL	258,400	45,110
Sappe PCL	43,400	42,360
SCGJWD Logistics PCL NVDR	397,171	93,289
SISB PCL	172,500	61,324
SKY ICT PCL NVDR (b)	291,500	102,703
Sri Trang Agro-Industry PCL NVDR	632,578	244,960
Sri Trang Gloves Thailand PCL NVDR (a)	637,199	186,073
Srinanaporn Marketing PCL NVDR (a)	249,900	58,301
Srisawad Corp. PCL NVDR	535,611	433,521
Star Petroleum Refining PCL NVDR (a)	1,463,601	274,091
Stecon Group PCL NVDR (b)	314,300	63,349
Supalai PCL NVDR	436,636	235,607
SVI PCL	667,240	154,606
SVI PCL NVDR	523,500	121,300
Taokaenoi Food & Marketing PCL NVDR (a)	812,100	103,107
Thai Coconut PCL NVDR	342,200	54,092
Thai Union Group PCL NVDR	1,343,400	545,803
Thai Vegetable Oil PCL NVDR (a)	376,099	267,406
Thaicom PCL NVDR (b)	561,679	154,214
Thaifoods Group PCL NVDR	1,651,698	233,822
Thanachart Capital PCL NVDR	410,700	759,349
Thonburi Healthcare Group PCL NVDR (b)	341,321	92,630
Thoresen Thai Agencies PCL	688,317	92,635
TIDLOR Holdings PCL NVDR	1,001,880	540,611
Tipco Asphalt PCL NVDR	548,297	238,428
TOA Paint Thailand PCL NVDR	253,843	109,578
TPI Polene Power PCL NVDR (a)	1,280,200	73,549
TQM Alpha PCL NVDR	122,200	44,606

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
TTW PCL NVDR	1,218,660	$350,067
VGI PCL NVDR (a)	2,269,900	68,446
WHA Corp. PCL NVDR	5,908,600	615,147
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust Class F, REIT	938,223	318,647
WHA Utilities & Power PCL NVDR	1,096,923	146,233
		20,438,307
TURKEY — 3.4%
Adese Gayrimenkul Yatirim AS (b)	2,269,570	80,294
AG Anadolu Grubu Holding AS	1,395,207	932,000
Agesa Hayat ve Emeklilik AS	26,216	134,973
Akcansa Cimento AS	21,704	83,555
Akfen Yenilenebilir Enerji AS (b)	220,963	84,396
AKIS Gayrimenkul Yatirimi AS REIT	790,227	138,498
Aksa Akrilik Kimya Sanayii AS (a)	1,417,483	323,985
Aksa Enerji Uretim AS (b)	174,227	294,001
Alarko Holding AS (a)	123,791	293,890
Albaraka Turk Katilim Bankasi AS	812,051	148,560
Alfa Solar Enerji Sanayi VE Ticaret AS	55,793	53,009
Altinay Savunma Teknolojileri AS (b)	58,692	20,013
Anadolu Anonim Turk Sigorta Sirketi	399,091	215,504
Anadolu Hayat Emeklilik AS	84,092	192,301
Avrupakent Gayrimenkul Yatirim Ortakligi AS REIT	69,392	83,986
Aygaz AS	35,557	164,610
Balsu Gida Sanayi Ve Ticaret AS	156,039	62,795
Baticim Bati Anadolu Cimento Sanayii AS (b)	1,990,187	176,488
BatiSoke Soke Cimento Sanayii TAS (b)	276,510	104,904
Bera Holding AS (b)	452,131	184,161
Big Medya Teknoloji AS (b)	9,491	67,708
Bin Ulasim Ve Akilli Sehir Teknolojileri AS (b)	25,452	106,633
Biotrend Cevre VE Enerji Yatirimlari AS (b)	156,005	60,639
Blume Metal Chemical ASA (b)	63,900	78,083
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS (a) (b)	17,345	224,059
Borusan Yatirim ve Pazarlama AS	4,031	206,410
Bosch Fren Sistemleri Sanayi ve Ticaret AS (b)	17,638	63,427
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	25,335	50,683
Bursa Cimento Fabrikasi AS	426,649	79,443
Celebi Hava Servisi AS	1,732	61,396
Cemas Dokum Sanayi AS (b)	456,585	42,934
Cimsa Cimento Sanayi VE Ticaret AS (a)	288,635	312,390
CVK Maden Isletmeleri Sanayi VE Ticaret AS (b)	215,104	132,475
Security Description	Shares	Value
DAP Gayrimenkul Gelistirme AS (b)	329,157	$90,862
D-MARKET Elektronik Hizmetler ve Ticaret AS ADR (a) (b)	132,965	329,753
Dogan Sirketler Grubu Holding AS (a)	764,849	301,745
Dogus Otomotiv Servis ve Ticaret AS (a)	43,699	191,318
Eczacibasi Yatirim Holding Ortakligi AS	16,039	107,141
Efor Yatirim Sanayi Ticaret AS	376,662	212,160
EGE Endustri VE Ticaret AS	837	157,751
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	160,613	305,794
Emek Elektrik Endustrisi AS (b)	60,167	48,314
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (a)	1,179,023	560,917
Enda Enerji Holding LLC (b)	215,674	70,830
Erbosan Erciyas Boru Sanayii ve Ticaret AS (b)	30,708	128,653
Esenboga Elektrik Uretim AS (b)	320,080	33,078
Europen Endustri Insaat Sanayi VE Ticaret AS (b)	456,895	67,422
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS (b)	127,394	97,256
Fenerbahce Futbol AS (b)	421,231	90,395
Galata Wind Enerji AS	115,730	60,176
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	64,076	296,786
Gezinomi Seyahat Turizm Ticaret AS (b)	11,553	15,327
Girsim Elektrik Sanayi Taahut Ve Ticaret AS (b)	171,861	185,605
Global Yatirim Holding AS	614,610	170,948
Grainturk Tarim AS (b)	25,517	170,751
Gulermak Agir Sanayi Insaat ve Taahhut AS (b)	19,338	78,767
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	11,593	86,346
Hektas Ticaret TAS (a) (b)	1,666,623	118,701
IC Enterra Yenilenebilir Enerji AS (b)	707,052	167,860
Is Finansal Kiralama AS (b)	200,941	76,468
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	454,543	222,172
Is Yatirim Menkul Degerler AS	288,012	265,595
Isiklar Enerji ve Yapi Holding AS (b)	399,253	618,431
Izdemir Enerji Elektrik Uretim AS (b)	894,791	195,561
Izmir Demir Celik Sanayi AS (b)	280,076	44,067
Jantsa Jant Sanayi Ve Ticaret AS	121,773	52,746
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	121,292	99,938

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a) (b)	682,482	$401,254
Karsan Otomotiv Sanayii Ve Ticaret AS (b)	316,205	67,710
Katilimevim Tasarruf Finansman AS	885,897	442,083
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS (b)	1,146,576	74,456
Kayseri Seker Fabrikasi AS (b)	350,943	150,542
Kizilbuk Gayrimenkul Yatirim Ortakligi AS REIT (b)	256,861	65,166
Kocaer Celik Sanayi Ve Ticaret AS	363,925	89,363
Konya Cimento Sanayii AS (b)	499	53,165
Kordsa Teknik Tekstil AS (a) (b)	59,619	67,246
Kuyumcukent Gayrimenkul Yatirimlari AS REIT (a) (b)	246,147	306,509
LDR Turizm AS	194,223	316,442
Lila Kagit Sanayi ve Ticaret AS	140,639	94,929
Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	135,170	89,035
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS (b)	4,967	25,075
Logo Yazilim Sanayi Ve Ticaret AS	74,950	262,545
Lydia Holding AS (b)	27,410	107,180
Lydia Yesil Enerji Kaynaklari Anonimsirketi (b)	534	173,292
Margun Enerji Uretim Sanayi VE Ticaret AS (b)	392,766	348,483
Mavi Giyim Sanayi Ve Ticaret AS Class B (a) (c)	433,563	439,174
MIA Teknoloji AS (a) (b)	193,127	177,196
MLP Saglik Hizmetleri AS (b) (c)	58,267	516,027
NET Holding AS (b)	86,293	97,332
Nuh Cimento Sanayi AS	54,242	281,411
OBA Makarnacilik Sanayi VE Ticaret AS	889,141	164,732
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	344,289	40,628
Odine Solutions Teknoloji Ticaret VE Sanayi AS (b)	36,046	255,470
Otokar Otomotiv Ve Savunma Sanayi AS (b)	26,625	301,177
Ozak Gayrimenkul Yatirim Ortakligi REIT (b)	329,455	109,041
Pasifik Eurasia Lojistik Dis Ticaret AS (b)	129,442	408,235
Pasifik Gayrimenkul Yatirim Ortakligi REIT	1,349,160	78,191
Pasifik Teknoloji AS Class B (b)	115,693	59,295
Peker Gayrimenkul Yatirim Ortakligi AS REIT (b)	2,155,873	632,250
Petkim Petrokimya Holding AS (a) (b)	856,900	323,701
Politeknik Metal Sanayi ve Ticaret AS (b)	528	114,352
Qua Granite Hayal (b)	570,499	37,844
Security Description	Shares	Value
Ral Yatirim Holding AS (b)	83,557	$444,779
Reeder Teknoloji Sanayi VE Ticaret AS (a) (b)	374,037	57,546
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (b)	324,001	158,366
Reysas Tasimacilik ve Lojistik Ticaret AS (b)	750,312	254,097
Ronesans Gayrimenkul Yatirim AS	30,633	98,250
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	808,326	337,900
Sekerbank Turk AS	1,261,910	228,509
Selcuk Ecza Deposu Ticaret ve Sanayi AS	116,402	235,708
Sinpas Gayrimenkul Yatirim Ortakligi AS REIT (b)	1,495,558	158,035
Sok Marketler Ticaret AS (a) (b)	188,851	224,394
Sumer Varlik Yonetim AS	20,837	55,822
Suwen Tekstil Sanayi Pazarlama AS	247,590	56,475
TAB Gida Sanayi Ve Ticaret AS Class A	37,668	183,325
Tekfen Holding AS (a)	154,935	253,874
Tera Yatirim Teknoloji Holding AS REIT (b)	642,917	471,369
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	116,988	201,497
Trust Anadolu Metal Madencilik Isletmeleri AS (a) (b)	135,419	329,060
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS Class A (b)	96,388	208,754
Tukas Gida Sanayi ve Ticaret AS (b)	2,149,664	123,584
Tumosan Motor ve Traktor Sanayi AS (b)	23,835	55,699
Turk Altin Isletmeleri AS (a) (b)	1,366,034	1,302,953
Turkiye Sinai Kalkinma Bankasi AS (b)	901,532	259,145
Ufuk Yatirim Yonetim ve Gayrimenkul AS (b)	9,176	377,599
Ulker Biskuvi Sanayi AS (a)	100,026	251,439
Verusa Holding AS (b)	17,003	143,855
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	103,861	96,309
Yayla Agro Gida Sanayi VE Nakliyat AS (b)	285,104	64,434
Yeni Gimat Gayrimenkul Ortakligi AS REIT	102,515	306,132
YEO Teknoloji Enerji VE Endustri AS (b)	70,328	59,813
Zorlu Enerji Elektrik Uretim AS (b)	2,308,423	164,949
		25,312,039
UNITED ARAB EMIRATES — 1.0%
Abu Dhabi National Hotels	1,018,844	120,944
Abu Dhabi Ship Building Co. PJSC	110,960	253,768
Agthia Group PJSC	204,461	210,423
Ajman Bank PJSC	600,318	217,382

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
AL Seer Marine Supplies & Equipment Co. LLC (b)	123,678	$91,591
Al Waha Capital PJSC	862,524	418,006
Amanat Holdings PJSC	1,172,104	411,668
Amlak Finance PJSC (b)	534,212	244,351
Arabtec Holding PJSC (b) (d)	483,581	—
Bank of Sharjah (b)	766,018	277,384
Dana Gas PJSC	3,875,699	907,485
Deyaar Development PJSC	1,116,292	310,005
Dubai Taxi Co. PJSC	388,999	272,190
E7 Group PJSC	656,824	191,348
ESG Emirates Stallions Group PrJSC (b)	19,227	76,324
Eshraq Investments PJSC (b)	1,554,955	202,789
Ghitha Holding PJSC (b)	31,566	148,338
Gulf Marine Services PLC (b)	427,697	112,178
Gulf Navigation Holding PJSC (b)	638,512	443,302
Gulf Pharmaceutical Industries PSC (b)	229,149	72,995
Investcorp Capital PLC	464,473	177,043
Mair Group PJSC	1,122,756	345,426
Manazel PJSC (b)	1,120,620	93,667
Orascom Construction PLC	22,382	201,766
RAK Properties PJSC (b)	881,273	323,918
Ras Al Khaimah Ceramics PJSC	341,293	233,234
Shuaa Capital PSC (b)	1,104,741	72,188
Spinneys 1961 Holding PLC	644,927	265,142
Taaleem Holdings PJSC	250,568	284,481
Union Properties PJSC (b)	1,740,358	397,550
Yalla Group Ltd. ADR (b)	40,442	280,667
		7,657,553
UNITED STATES — 0.6%
GCS Holdings, Inc. (a) (b)	61,000	443,612
IntelliEPI, Inc. (b)	33,000	325,584
JS Global Lifestyle Co. Ltd. (a) (b) (c)	1,253,500	310,818
Marti Technologies, Inc. (b)	35,917	85,123
MicroAlgo, Inc. (a) (b)	9,005	39,802
Seanergy Maritime Holdings Corp.	11,767	108,609
SS Innovations International, Inc. (b)	16,650	94,572
Structure Therapeutics, Inc. ADR (b)	41,152	2,862,122
		4,270,242
TOTAL COMMON STOCKS (Cost $660,708,623)		740,460,089
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Raizen SA , Preference Shares (b)	387,060	57,214
Security Description	Shares	Value
Track & Field Co. SA , Preference Shares 1.75%	42,242	$125,652
		182,866
TOTAL PREFERRED STOCKS (Cost $195,819)		182,866
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Banco ABC Brasil SA (expiring 02/02/26) (b) (Cost $0)	1,636	1,195
WARRANTS — 0.0% *
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 12/31/45) (b)	8,030	24,897
MALAYSIA — 0.0% *
AirAsia X Bhd. (expiring 12/29/26) (b)	709,948	—
AirAsia X Bhd. (expiring 12/31/30) (b)	389,493	38,873
Aurelius Technologies Bhd. (expiring 06/18/30) (b)	142,700	4,747
Eco World Development Group Bhd. (expiring 04/12/29) (b)	49,240	10,981
		54,601
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (b)	606,695	12,066
SINGAPORE — 0.0% *
Guan Chong Bhd. (expiring 06/19/28) (b)	74,102	2,465
THAILAND — 0.0% *
Jasmine International PCL (expiring 10/10/31) NVDR (b)	1,615,734	13,334
Kiatnakin Phatra Bank PCL (expiring 03/17/26) NVDR (b)	27,203	1,019
		14,353
TOTAL WARRANTS (Cost $5,122)		108,382
SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g)	486,203	486,203

See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	15,668,720	$15,668,720
TOTAL SHORT-TERM INVESTMENTS (Cost $16,154,923)		16,154,923
TOTAL INVESTMENTS — 102.2% (Cost $677,064,487)		756,907,455
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(16,020,798)
NET ASSETS — 100.0%		$740,886,657
(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $455,963, representing 0.06% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	1	03/20/2026	$69,313	$70,571	$1,258

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$737,151,108	$2,853,018	$455,963	$740,460,089
Preferred Stocks	182,866	—	—	182,866
Rights	—	1,195	—	1,195
Warrants	83,485	24,897	—	108,382
Short-Term Investments	16,154,923	—	—	16,154,923
TOTAL INVESTMENTS	$753,572,382	$2,879,110	$455,963	$756,907,455
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$1,258	$—	$—	$1,258
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,258	$—	$—	$1,258
See accompanying notes to Schedule of Investments.

STATE STREET SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,809,839	$6,809,839	$22,707,891	$29,031,527	$—	$—	486,203	$486,203	$65,148
State Street Navigator Securities Lending Portfolio II	16,812,451	16,812,451	21,307,333	22,451,064	—	—	15,668,720	15,668,720	992,181
Total		$23,622,290	$44,015,224	$51,482,591	$—	$—		$16,154,923	$1,057,329
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.8%
Centuria Industrial REIT	395,736	$873,497
Charter Hall Long Wale REIT	475,833	1,294,621
Charter Hall Retail REIT	382,366	1,037,771
Dexus REIT	784,841	3,626,962
GPT Group REIT	1,399,024	5,056,529
National Storage REIT	1,024,739	1,865,537
Region Group REIT	853,783	1,337,961
Scentre Group REIT	3,814,076	10,682,347
Vicinity Ltd. REIT (a)	2,855,046	4,873,951
Waypoint REIT Ltd.	495,629	842,801
		31,491,977
BELGIUM — 0.8%
Aedifica SA REIT	35,109	2,783,280
Cofinimmo SA REIT	27,758	2,581,952
Warehouses De Pauw CVA REIT	138,653	3,602,045
		8,967,277
BRAZIL — 0.2%
Allos SA	258,759	1,339,658
Iguatemi SA	92,815	433,100
Multiplan Empreendimentos Imobiliarios SA	205,790	1,023,364
		2,796,122
CANADA — 0.8%
Boardwalk Real Estate Investment Trust	17,696	832,419
Canadian Apartment Properties REIT	56,511	1,520,015
Dream Industrial Real Estate Investment Trust	104,770	961,522
First Capital Real Estate Investment Trust	75,406	1,039,703
Granite Real Estate Investment Trust	21,580	1,286,377
H&R Real Estate Investment Trust	99,262	740,799
RioCan Real Estate Investment Trust	104,776	1,429,372
SmartCentres Real Estate Investment Trust	52,741	990,758
		8,800,965
FINLAND — 0.1%
Kojamo OYJ (a) (b)	135,782	1,631,370
FRANCE — 2.0%
Covivio SA REIT	40,431	2,689,980
Gecina SA REIT	38,076	3,617,717
Klepierre SA REIT	161,391	6,395,273
Unibail-Rodamco-Westfield REIT (b)	89,020	9,698,020
		22,400,990
GERMANY — 0.5%
Aroundtown SA (b)	521,381	1,621,466
Security Description	Shares	Value
LEG Immobilien SE	55,625	$4,066,719
		5,688,185
HONG KONG — 1.4%
Hang Lung Properties Ltd.	1,312,135	1,451,466
Link REIT	1,891,288	8,441,362
Swire Properties Ltd.	712,400	1,920,235
Wharf Real Estate Investment Co. Ltd.	1,174,000	3,707,448
		15,520,511
ISRAEL — 0.5%
Azrieli Group Ltd.	26,854	3,037,516
Melisron Ltd.	17,350	2,249,931
		5,287,447
JAPAN — 8.9%
Activia Properties, Inc. REIT	1,584	1,422,866
Advance Residence Investment Corp. REIT	2,077	2,271,191
AEON REIT Investment Corp.	1,267	1,109,822
Comforia Residential REIT, Inc.	533	1,134,043
Daiwa House REIT Investment Corp.	3,391	3,097,969
Daiwa Office Investment Corp. REIT	511	1,220,897
Daiwa Securities Living Investments Corp. REIT	1,731	1,260,054
Frontier Real Estate Investment Corp. REIT	1,953	1,158,755
Global One Real Estate Investment Corp. REIT	748	657,593
GLP J-Reit	3,546	3,368,525
Hoshino Resorts REIT, Inc.	431	718,219
Hulic Co. Ltd.	493,600	5,399,070
Hulic Reit, Inc.	930	1,047,210
Industrial & Infrastructure Fund Investment Corp. REIT	1,845	1,815,044
Invincible Investment Corp. REIT	5,645	2,319,296
Japan Excellent, Inc. REIT	884	840,320
Japan Hotel REIT Investment Corp.	3,711	1,936,647
Japan Logistics Fund, Inc. REIT	1,993	1,323,623
Japan Metropolitan Fund Invest REIT	5,320	4,212,013
Japan Prime Realty Investment Corp. REIT	2,908	1,960,991
Japan Real Estate Investment Corp. REIT	5,194	4,337,584
KDX Realty Investment Corp. REIT	2,985	3,349,781
LaSalle Logiport REIT	1,341	1,356,870
Leopalace21 Corp.	162,900	683,838
Mitsubishi Estate Logistics REIT Investment Corp.	1,130	958,098
Mitsui Fudosan Accommodations Fund, Inc. REIT	1,881	1,612,851
Mitsui Fudosan Co. Ltd.	2,035,400	23,120,544

See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Mitsui Fudosan Logistics Park, Inc. REIT	2,390	$1,861,744
Mori Hills REIT Investment Corp.	1,153	1,096,029
Mori Trust Reit, Inc.	1,876	934,739
Nippon Building Fund, Inc. REIT	6,319	5,760,854
Nippon Prologis REIT, Inc.	5,291	3,135,882
NIPPON REIT Investment Corp.	1,302	820,681
Nomura Real Estate Master Fund, Inc. REIT	3,152	3,480,884
NTT UD REIT Investment Corp.	1,011	905,575
Orix JREIT, Inc.	4,077	2,764,905
Sekisui House Reit, Inc.	3,209	1,842,547
Tokyu REIT, Inc.	633	836,354
United Urban Investment Corp. REIT	2,263	2,642,056
		99,775,964
MEXICO — 0.7%
Corp. Inmobiliaria Vesta SAB de CV	642,393	1,968,321
Fibra Uno Administracion SA de CV REIT	2,024,461	3,039,028
Prologis Property Mexico SA de CV REIT	777,879	3,263,895
		8,271,244
ROMANIA — 0.4%
NEPI Rockcastle NV	463,419	4,079,038
SAUDI ARABIA — 0.1%
Arabian Centres Co. (c)	173,643	874,048
SINGAPORE — 2.8%
CapitaLand Ascendas REIT	2,794,691	6,150,059
CapitaLand Ascott Trust REIT	2,013,193	1,495,023
CapitaLand Integrated Commercial Trust REIT	4,226,217	7,854,322
Frasers Centrepoint Trust REIT	1,046,977	1,896,933
Frasers Logistics & Commercial Trust REIT (a)	2,193,200	1,696,916
Keppel DC REIT	1,456,965	2,549,122
Keppel REIT	2,225,612	1,687,381
Mapletree Industrial Trust REIT (a)	1,559,332	2,522,092
Mapletree Logistics Trust REIT (a)	2,486,963	2,552,715
Mapletree Pan Asia Commercial Trust REIT (a)	1,671,831	1,911,035
Suntec Real Estate Investment Trust	1,606,695	1,799,099
		32,114,697
SOUTH AFRICA — 0.2%
Growthpoint Properties Ltd. REIT	2,552,339	2,643,219
SPAIN — 0.5%
Colonial SFL Socimi SA REIT	246,150	1,579,882
Security Description	Shares	Value
Merlin Properties Socimi SA REIT	292,180	$4,265,367
		5,845,249
SWEDEN — 1.2%
Castellum AB	269,420	3,109,547
Fabege AB	143,425	1,284,303
Fastighets AB Balder Class B (a) (b)	507,870	3,757,185
Sagax AB Class B (a)	160,357	3,437,166
Samhallsbyggnadsbolaget i Norden AB (a) (b)	969,761	487,047
Wihlborgs Fastigheter AB (a)	196,849	1,948,461
		14,023,709
SWITZERLAND — 1.5%
International Workplace Group PLC	543,864	1,692,747
PSP Swiss Property AG	33,510	6,069,656
Swiss Prime Site AG	58,652	9,120,765
		16,883,168
THAILAND — 0.2%
Central Pattana PCL NVDR	998,000	1,750,183
TURKEY — 0.0% *
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	341,857	167,093
UNITED KINGDOM — 3.9%
Big Yellow Group PLC REIT	143,190	2,014,571
British Land Co. PLC REIT	729,616	3,962,771
Derwent London PLC REIT	81,688	1,910,716
Grainger PLC REIT	561,547	1,376,172
Hammerson PLC REIT	390,700	1,734,186
Land Securities Group PLC REIT	543,880	4,550,214
LondonMetric Property PLC REIT	1,710,739	4,365,052
Primary Health Properties PLC REIT	1,874,039	2,467,741
Safestore Holdings PLC REIT	158,718	1,571,239
Segro PLC REIT	989,489	9,587,889
Shaftesbury Capital PLC REIT	1,442,369	2,813,084
Supermarket Income REIT PLC	952,521	1,044,168
Tritax Big Box REIT PLC	1,813,886	3,713,325
UNITE Group PLC REIT (a)	310,684	2,338,069
		43,449,197
UNITED STATES — 69.8%
Acadia Realty Trust REIT	95,372	1,958,941
Agree Realty Corp. REIT	83,802	6,036,258
Alexander & Baldwin, Inc. REIT	54,892	1,132,971
Alexandria Real Estate Equities, Inc. REIT	113,639	5,561,493
American Assets Trust, Inc. REIT	35,470	671,447
American Healthcare REIT, Inc.	129,301	6,084,905
American Homes 4 Rent Class A, REIT	238,290	7,649,109

See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Americold Realty Trust, Inc. REIT	210,292	$2,704,355
Apartment Investment & Management Co. Class A, REIT	96,858	575,337
Apple Hospitality REIT, Inc.	162,559	1,926,324
AvalonBay Communities, Inc. REIT	103,814	18,822,516
Brandywine Realty Trust REIT	133,384	389,481
Brixmor Property Group, Inc. REIT	223,611	5,863,080
Broadstone Net Lease, Inc. REIT	137,818	2,393,899
BXP, Inc. REIT	107,685	7,266,584
Camden Property Trust REIT	77,761	8,559,931
CareTrust REIT, Inc.	164,445	5,946,331
Centerspace REIT	12,538	836,535
Community Healthcare Trust, Inc. REIT	18,337	301,094
COPT Defense Properties REIT	82,348	2,289,274
Cousins Properties, Inc. REIT	122,497	3,157,973
CubeSmart REIT	166,608	6,006,218
Curbline Properties Corp. REIT	71,685	1,663,809
DiamondRock Hospitality Co. REIT	147,923	1,325,390
Digital Realty Trust, Inc. REIT	237,089	36,680,039
Diversified Healthcare Trust REIT	163,843	794,639
Douglas Emmett, Inc. REIT	121,587	1,336,241
Easterly Government Properties, Inc. REIT	32,752	694,015
EastGroup Properties, Inc. REIT	38,931	6,935,168
Elme Communities REIT	66,799	1,162,303
Empire State Realty Trust, Inc. Class A, REIT	104,286	679,945
EPR Properties REIT	55,531	2,770,997
Equinix, Inc. REIT	72,084	55,227,877
Equity LifeStyle Properties, Inc. REIT	141,677	8,587,043
Equity Residential REIT	254,282	16,029,937
Essential Properties Realty Trust, Inc. REIT	144,659	4,290,586
Essex Property Trust, Inc. REIT	47,316	12,381,651
Extra Space Storage, Inc. REIT	155,885	20,299,345
Federal Realty Investment Trust REIT	57,312	5,777,050
First Industrial Realty Trust, Inc. REIT	96,699	5,537,952
Four Corners Property Trust, Inc. REIT	78,144	1,802,001
Getty Realty Corp. REIT	38,563	1,055,469
Gladstone Commercial Corp. REIT	33,792	360,561
Global Medical REIT, Inc.	9,456	319,045
Global Net Lease, Inc. REIT	149,088	1,282,157
Healthcare Realty Trust, Inc. REIT (a)	256,760	4,352,082
Healthpeak Properties, Inc. REIT	507,990	8,168,479
Security Description	Shares	Value
Highwoods Properties, Inc. REIT	81,122	$2,094,570
Host Hotels & Resorts, Inc. REIT	467,539	8,289,466
Hudson Pacific Properties, Inc. REIT (b)	40,134	434,651
Independence Realty Trust, Inc. REIT	174,328	3,047,253
Innovative Industrial Properties, Inc. REIT	20,823	986,177
Invitation Homes, Inc. REIT	414,266	11,512,452
JBG SMITH Properties REIT	45,258	769,839
Kennedy-Wilson Holdings, Inc.	89,952	869,836
Kilroy Realty Corp. REIT	79,426	2,968,150
Kimco Realty Corp. REIT	497,553	10,085,399
Kite Realty Group Trust REIT	157,958	3,786,253
LXP Industrial Trust REIT	43,931	2,178,099
Macerich Co. REIT	189,133	3,491,395
Medical Properties Trust, Inc. REIT	369,829	1,849,145
Mid-America Apartment Communities, Inc. REIT	85,968	11,941,815
National Health Investors, Inc. REIT	35,272	2,693,723
National Storage Affiliates Trust REIT	53,271	1,502,775
NET Lease Office Properties REIT	11,244	289,983
NETSTREIT Corp. (a)	62,400	1,100,736
NexPoint Residential Trust, Inc. REIT	16,452	495,205
NNN REIT, Inc.	138,738	5,498,187
Omega Healthcare Investors, Inc. REIT	217,128	9,627,455
Park Hotels & Resorts, Inc. REIT	148,237	1,550,559
Pebblebrook Hotel Trust REIT	82,130	929,712
Phillips Edison & Co., Inc. REIT	91,779	3,264,579
Piedmont Realty Trust, Inc. REIT	96,011	800,732
Plymouth Industrial REIT, Inc.	33,605	735,277
Prologis, Inc. REIT	681,793	87,037,694
Public Storage REIT	115,950	30,089,025
Realty Income Corp. REIT	675,320	38,067,788
Regency Centers Corp. REIT	120,313	8,305,206
Rexford Industrial Realty, Inc. REIT	169,803	6,574,772
RLJ Lodging Trust REIT	110,366	822,227
Ryman Hospitality Properties, Inc. REIT	45,985	4,351,101
Service Properties Trust REIT (a)	128,342	236,149
Sila Realty Trust, Inc. REIT	41,047	956,806
Simon Property Group, Inc. REIT	239,676	44,366,424
SITE Centers Corp. REIT	36,031	231,319
SL Green Realty Corp. REIT	51,753	2,373,910
Smartstop Self Storage REIT, Inc.	40,200	1,243,788
STAG Industrial, Inc. REIT	136,438	5,015,461
Summit Hotel Properties, Inc. REIT	82,873	403,591
Sun Communities, Inc. REIT	85,387	10,580,303

See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	139,688	$1,248,811
Tanger, Inc. REIT	84,751	2,828,141
Terreno Realty Corp. REIT	75,524	4,434,014
UDR, Inc. REIT	219,801	8,062,301
UMH Properties, Inc. REIT	60,051	955,411
Universal Health Realty Income Trust REIT	9,755	382,494
Urban Edge Properties REIT	91,510	1,756,077
Ventas, Inc. REIT	344,912	26,689,291
Veris Residential, Inc. REIT	61,073	908,766
Vornado Realty Trust REIT	117,805	3,920,550
Welltower, Inc. REIT	503,777	93,506,049
WP Carey, Inc. REIT	161,041	10,364,599
Xenia Hotels & Resorts, Inc. REIT	68,661	970,867
		785,124,195
TOTAL COMMON STOCKS (Cost $1,130,119,149)		1,117,585,848
RIGHTS — 0.0% *
SINGAPORE — 0.0% *
Keppel REIT (expiring 01/09/26) REIT (b) (Cost $0)	422,122	4,924
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e)	2,731,736	2,731,736
State Street Navigator Securities Lending Portfolio II (f) (g)	13,913,466	13,913,466
TOTAL SHORT-TERM INVESTMENTS (Cost $16,645,202)		16,645,202
TOTAL INVESTMENTS — 100.8% (Cost $1,146,764,351)		1,134,235,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(8,974,748)
NET ASSETS — 100.0%		$1,125,261,226

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.
Abbreviations:
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Dow Jones US Real Estate Index (long)	216	03/20/2026	$7,764,299	$7,728,480	$(35,819)
See accompanying notes to Schedule of Investments.

STATE STREET SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,117,585,848	$—	$—	$1,117,585,848
Rights	—	4,924	—	4,924
Short-Term Investments	16,645,202	—	—	16,645,202
TOTAL INVESTMENTS	$1,134,231,050	$4,924	$—	$1,134,235,974
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(35,819)	$—	$—	$(35,819)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(35,819)	$—	$—	$(35,819)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,851,384	$3,851,384	$19,096,360	$20,216,008	$—	$—	2,731,736	$2,731,736	$17,092
State Street Navigator Securities Lending Portfolio II	9,880,183	9,880,183	42,632,246	38,598,963	—	—	13,913,466	13,913,466	9,571
Total		$13,731,567	$61,728,606	$58,814,971	$—	$—		$16,645,202	$26,663
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Funds' respective Schedules of Investments.